DOMESTIC EQUITY FUNDS

DOW 2x STRATEGY (FORMERLY,
DYNAMIC DOW)

NASDAQ-100® 2x STRATEGY
(FORMERLY, OTC 2x STRATEGY)

RUSSELL 2000® 2x STRATEGY
(FORMERLY, DYNAMIC RUSSELL 2000®)

S&P 500 2x STRATEGY (FORMERLY,
DYNAMIC S&P 500)

INVERSE DOW 2x STRATEGY
(FORMERLY, INVERSE DYNAMIC DOW)

INVERSE NASDAQ-100® 2x STRATEGY
(FORMERLY, INVERSE OTC 2x STRATEGY)

INVERSE RUSSELL 2000® 2x STRATEGY
(FORMERLY, INVERSE DYNAMIC
RUSSELL 2000®)

INVERSE S&P 500 2x STRATEGY
(FORMERLY, INVERSE DYNAMIC S&P 500)

INVERSE MID-CAP STRATEGY
(FORMERLY, INVERSE MID-CAP)

INVERSE NASDAQ-100® STRATEGY
(FORMERLY, INVERSE OTC STRATEGY)

INVERSE RUSSELL 2000® STRATEGY
(FORMERLY, INVERSE RUSSELL 2000®)

INVERSE S&P 500 STRATEGY
(FORMERLY, INVERSE S&P 500)

MID-CAP 1.5x STRATEGY (FORMERLY,
MID-CAP ADVANTAGE)

MULTI-CAP CORE EQUITY

NOVA

NASDAQ-100® (FORMERLY, OTC)

RUSSELL 2000®

RUSSELL 2000® 1.5x STRATEGY
(FORMERLY, RUSSELL 2000®
ADVANTAGE)

S&P 500

SECTOR ROTATION

DOMESTIC EQUITY-STYLE FUNDS

LARGE-CAP GROWTH

LARGE-CAP VALUE

MID-CAP GROWTH

MID-CAP VALUE

SMALL-CAP GROWTH

SMALL-CAP VALUE

SECTOR FUNDS

BANKING

BASIC MATERIALS

BIOTECHNOLOGY

CONSUMER PRODUCTS

ELECTRONICS

ENERGY

ENERGY SERVICES

FINANCIAL SERVICES

HEALTH CARE

INTERNET

LEISURE

PRECIOUS METALS

RETAILING

TECHNOLOGY

TELECOMMUNICATIONS

TRANSPORTATION

UTILITIES

INTERNATIONAL EQUITY FUNDS

EUROPE 1.25x STRATEGY
(FORMERLY, EUROPE ADVANTAGE)

JAPAN 1.25x STRATEGY
(FORMERLY, JAPAN ADVANTAGE)

INTERNATIONAL ROTATION

FIXED INCOME FUNDS

GOVERNMENT LONG BOND 1.2x STRATEGY (FORMERLY, GOVERNMENT
LONG BOND ADVANTAGE)

INVERSE GOVERNMENT LONG BOND STRATEGY (FORMERLY, INVERSE
GOVERNMENT LONG BOND)

HIGH YIELD STRATEGY

INVERSE HIGH YIELD STRATEGY

THE RYDEX VARIABLE TRUST PROSPECTUS

MAY 1, 2008

ALTERNATIVE INVESTMENT FUNDS

ABSOLUTE RETURN STRATEGIES

ALTERNATIVE STRATEGIES ALLOCATION

COMMODITIES STRATEGY

HEDGED EQUITY

REAL ESTATE

STRENGTHENING DOLLAR 2x STRATEGY (FORMERLY, DYNAMIC STRENGTHENING DOLLAR)

WEAKENING DOLLAR 2x STRATEGY (FORMERLY, DYNAMIC WEAKENING DOLLAR)

ESSENTIAL PORTFOLIO FUNDS

ESSENTIAL PORTFOLIO CONSERVATIVE

ESSENTIAL PORTFOLIO MODERATE

ESSENTIAL PORTFOLIO AGGRESSIVE

MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

DOMESTIC EQUITY FUNDS

5	DOW 2X STRATEGY FUND

6	NASDAQ-100® 2X STRATEGY FUND

7	RUSSELL 2000® 2X STRATEGY FUND

8	S&P 500 2X STRATEGY FUND

9	INVERSE DOW 2X STRATEGY FUND

10	INVERSE NASDAQ-100® 2X STRATEGY FUND

11	INVERSE RUSSELL 2000® 2X STRATEGY FUND

12	INVERSE S&P 500 2X STRATEGY FUND

13	INVERSE MID-CAP STRATEGY FUND

14	INVERSE NASDAQ-100® STRATEGY FUND

15	INVERSE RUSSELL 2000® STRATEGY FUND

16	INVERSE S&P 500 STRATEGY FUND

17	MID-CAP 1.5X STRATEGY FUND

18	MULTI-CAP CORE EQUITY FUND

19	NOVA FUND

20	NASDAQ-100® FUND

21	RUSSELL 2000® FUND

22	RUSSELL 2000® 1.5X STRATEGY FUND

23	S&P 500 FUND

24	SECTOR ROTATION FUND

DOMESTIC EQUITY - STYLE FUNDS

25	LARGE-CAP GROWTH FUND

26	LARGE-CAP VALUE FUND

27	MID-CAP GROWTH FUND

28	MID-CAP VALUE FUND

29	SMALL-CAP GROWTH FUND

30	SMALL-CAP VALUE FUND

SECTOR FUNDS

31	BANKING FUND

32	BASIC MATERIALS FUND

33	BIOTECHNOLOGY FUND

34	CONSUMER PRODUCTS FUND

35	ELECTRONICS FUND

36	ENERGY FUND

37	ENERGY SERVICES FUND

38	FINANCIAL SERVICES FUND

39	HEALTH CARE FUND

40	INTERNET FUND

41	LEISURE FUND

42	PRECIOUS METALS FUND

43	RETAILING FUND

44	TECHNOLOGY FUND

45	TELECOMMUNICATIONS FUND

46	TRANSPORTATION FUND

47	UTILITIES FUND

INTERNATIONAL EQUITY FUNDS

48	EUROPE 1.25X STRATEGY FUND

49	JAPAN 1.25X STRATEGY FUND

50	INTERNATIONAL ROTATION FUND

FIXED INCOME FUNDS

51	GOVERNMENT LONG BOND 1.2X STRATEGY FUND

52	INVERSE GOVERNMENT LONG BOND STRATEGY FUND

53	HIGH YIELD STRATEGY FUND

54	INVERSE HIGH YIELD STRATEGY FUND

ALTERNATIVE INVESTMENT FUNDS

55	ABSOLUTE RETURN STRATEGIES FUND

57	ALTERNATIVE STRATEGIES ALLOCATION FUND

59	COMMODITIES STRATEGY FUND

60	HEDGED EQUITY FUND

61	REAL ESTATE FUND

62	STRENGTHENING DOLLAR 2X STRATEGY FUND

63	WEAKENING DOLLAR 2X STRATEGY FUND

ESSENTIAL PORTFOLIO FUNDS

64	ESSENTIAL PORTFOLIO FUNDS OVERVIEW

65	ESSENTIAL PORTFOLIO CONSERVATIVE FUND

67	ESSENTIAL PORTFOLIO MODERATE FUND

69	ESSENTIAL PORTFOLIO AGGRESSIVE FUND

MONEY MARKET FUND

71	U.S. GOVERNMENT MONEY MARKET FUND

72	PRINCIPAL RISKS OF INVESTING IN THE FUNDS

80	DESCRIPTIONS OF PRINCIPAL RISKS

90	FUND PERFORMANCE

109	FUND FEES AND EXPENSES

116	MORE INFORMATION ABOUT THE FUNDS

116	BENCHMARKS AND INVESTMENT METHODOLOGY

123	PURCHASING AND REDEEMING SHARES

125	DIVIDENDS, DISTRIBUTIONS, AND TAXES

125	MANAGEMENT OF THE FUNDS

128	FINANCIAL HIGHLIGHTS

137	INDEX PUBLISHERS INFORMATION

BC	ADDITIONAL INFORMATION

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

DOMESTIC EQUITY - STYLE FUNDS

SECTOR FUNDS

INTERNATIONAL EQUITY FUNDS

FIXED INCOME FUNDS

ALTERNATIVE INVESTMENT FUNDS

ESSENTIAL PORTFOLIO FUNDS

MONEY MARKET FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios ("funds") that are grouped into several categories according to each fund's investment strategy. This Prospectus describes shares of the following funds (the "Funds") which are grouped into the following categories:

DOMESTIC EQUITY FUNDS – Dow 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Inverse Russell 2000® 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500 Strategy Fund, Mid-Cap 1.5x Strategy Fund, Multi-Cap Core Equity Fund, Nova Fund, NASDAQ-100® Fund, Russell 2000® Fund, Russell 2000® 1.5x Strategy Fund, S&P 500 Fund, and Sector Rotation Fund

DOMESTIC EQUITY - STYLE FUNDS – Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Growth Fund, and Small-Cap Value Fund

SECTOR FUNDS – Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, and Utilities Fund

INTERNATIONAL EQUITY FUNDS – Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, and International Rotation Fund

FIXED INCOME FUNDS – Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund

ALTERNATIVE INVESTMENT FUNDS – Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, Real Estate Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund

ESSENTIAL PORTFOLIO FUNDS – Essential Portfolio Conservative Fund, Essential Portfolio Moderate Fund, and Essential Portfolio Aggressive Fund

MONEY MARKET FUND – U.S. Government Money Market Fund

The Funds are advised by PADCO Advisors II, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor"). In addition, the International Rotation Fund is sub-advised by Valu-Trac Investment Management Limited ("Valu-Trac" or the "Sub-Advisor").

Shares of the Funds are available primarily for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

PROSPECTUS

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DOW 2X STRATEGY FUND
  (FORMERLY, DYNAMIC DOW FUND)

FUND INFORMATION

FUND OBJECTIVE

The Dow 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Dow 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may purchase equity securities that are generally within the capitalization range of the Dow Jones Industrial AverageSM, which generally includes large-capitalization companies with a capitalization range of $14.1 billion to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Dow 2x Strategy Fund is appropriate for investors who expect the Dow Jones Industrial AverageSM to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial AverageSM goes down.

PRINCIPAL RISKS

The Dow 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

NASDAQ-100® 2X STRATEGY FUND
  (FORMERLY, OTC 2X STRATEGY FUND)

FUND INFORMATION

FUND OBJECTIVE

The NASDAQ-100® 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The NASDAQ-100® 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund may purchase equity securities that are generally within the capitalization range of the NASDAQ 100 Index®, which generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. The Fund may also invest in American Depository Receipts ("ADRs") to gain exposure to the underlying index. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The NASDAQ-100® 2x Strategy Fund is appropriate for investors who expect the NASDAQ-100 Index® to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the NASDAQ-100 Index® Index goes down.

PRINCIPAL RISKS

The NASDAQ-100® 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

RUSSELL 2000® 2X STRATEGY FUND
  (FORMERLY, DYNAMIC RUSSELL 2000® FUND)

FUND INFORMATION

FUND OBJECTIVE

The Russell 2000® 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000® Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000® 2x Strategy Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may purchase equity securities that are generally within the capitalization range of the Russell 2000® Index, which generally includes small-capitalization companies with a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Fund may also invest in ADRs to gain exposure to the underlying index. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Russell 2000® 2x Strategy Fund is appropriate for investors who expect the Russell 2000® Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000® Index goes down.

PRINCIPAL RISKS

The Russell 2000® 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Market Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

S&P 500 2X STRATEGY FUND
  (FORMERLY, DYNAMIC S&P 500 FUND)

FUND INFORMATION

FUND OBJECTIVE

The S&P 500 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The S&P 500 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative postions. The Fund also may purchase equity securities that are generally within the capitalization range of the S&P 500 Index, which generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The S&P 500 2x Strategy Fund is appropriate for investors who expect the S&P 500 Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.

PRINCIPAL RISKS

The S&P 500 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

INVERSE DOW 2X STRATEGY FUND
  (FORMERLY, INVERSE DYNAMIC DOW FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Dow 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Inverse Dow 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $14.1 billion to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Dow 2x Strategy Fund is appropriate for investors who expect the Dow Jones Industrial AverageSM to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial AverageSM goes up.

PRINCIPAL RISKS

The Inverse Dow 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk • Leveraging Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

INVERSE NASDAQ-100® 2X STRATEGY FUND
  (FORMERLY, INVERSE OTC 2X STRATEGY FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse NASDAQ-100® 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Inverse NASDAQ-100® 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund may also invest in ADRs to gain inverse exposure to the underlying index. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse NASDAQ-100® 2x Strategy Fund is appropriate for investors who expect the NASDAQ-100 Index® to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the NASDAQ-100 Index® goes up.

PRINCIPAL RISKS

The Inverse NASDAQ-100® 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Short Sales Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

INVERSE RUSSELL 2000® 2X STRATEGY FUND
  (FORMERLY, INVERSE DYNAMIC RUSSELL 2000® FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Russell 2000® 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000® Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Inverse Russell 2000® 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund may also invest in ADRs to gain inverse exposure to the underlying index. The Fund's underlying index generally includes small-capitalization companies with a capitalization range of $27 million to $8.6 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Russell 2000® 2x Strategy Fund is appropriate for investors who expect the Russell 2000® Index to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000® Index goes up.

PRINCIPAL RISKS

The Inverse Russell 2000® 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

INVERSE S&P 500 2X STRATEGY FUND
  (FORMERLY, INVERSE DYNAMIC S&P 500 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse S&P 500 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Inverse S&P 500 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse S&P 500 2x Strategy Fund is appropriate for investors who expect the S&P 500 Index to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes up.

PRINCIPAL RISKS

The Inverse S&P 500 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk • Leveraging Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

INVERSE MID-CAP STRATEGY FUND
  (FORMERLY, INVERSE MID-CAP FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Mid-Cap Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Mid-Cap Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and securities indices, and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions. The Fund's underlying index generally includes mid-capitalization companies with a capitalization range of $342 million to $12.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Mid-Cap Strategy Fund is appropriate for investors who expect the S&P MidCap 400 Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400 Index goes up.

PRINCIPAL RISKS

The Inverse Mid-Cap Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

INVERSE NASDAQ-100® STRATEGY FUND
  (FORMERLY, INVERSE OTC STRATEGY FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse NASDAQ-100® Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse NASDAQ-100® Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and stock indices, and swap agreements. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund may also invest in ADRs to gain inverse exposure to the underlying index. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse NASDAQ-100® Strategy Fund is appropriate for investors who expect the NASDAQ-100 Index® to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index® goes up.

PRINCIPAL RISKS

The Inverse NASDAQ-100® Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

INVERSE RUSSELL 2000® STRATEGY FUND
  (FORMERLY, INVERSE RUSSELL 2000® FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Russell 2000® Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the funds shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Russell 2000® Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and securities indices, and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions. The Fund may also invest in ADRs to gain inverse exposure to the underlying index. The Fund's underlying index generally includes small-capitalization companies with a capitalization range of $27 million to $8.6 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Russell 2000® Strategy Fund is appropriate for investors who expect the Russell 2000® Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000® Index goes up.

PRINCIPAL RISKS

The Inverse Russell 2000® Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Non-Diversification Risk • Short Sales Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

INVERSE S&P 500 STRATEGY FUND
  (FORMERLY, INVERSE S&P 500 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse S&P 500 Strategy Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and stock indices, and swap agreements. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse S&P 500 Strategy Fund is appropriate for investors who expect the S&P 500 Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500 Index goes up.

PRINCIPAL RISKS

The Inverse S&P 500 Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

MID-CAP 1.5X STRATEGY FUND
  (FORMERLY, MID-CAP ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its underlying index is increasing. When the value of its underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Mid-Cap 1.5x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index. The Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage." The Fund's underlying index generally includes mid-capitalization companies with a capitalization range of $342 million to $12.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Mid-Cap 1.5x Strategy Fund is appropriate for investors who expect the S&P MidCap 400 Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P MidCap 400 Index goes down.

PRINCIPAL RISKS

The Mid-Cap 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

MULTI-CAP CORE EQUITY FUND

FUND INFORMATION

FUND OBJECTIVE

The Multi-Cap Core Equity Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Multi-Cap Core Equity Fund invests in a broad mix of equity securities of companies representative of the total U.S. stock market as measured by the Russell 3000® Index. The Fund pursues its investment objective by investing in securities within the small, medium and large market capitalization segments that demonstrate value and potential for growth.

The Advisor uses a quantitative investment strategy based on a set of factors that it believes are indicative of future value and growth, such as relative price-to-book ratios and free-cash flow growth measures, to select the Fund's investments within each of the capitalization segments. The Advisor will allocate the Fund's investments among the capitalization segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each. The Fund primarily invests to an equal extent in the equity securities of small, mid-, and large-capitalization companies, but may also invest in derivatives designed to provide exposure to equity securities and indices, such as futures contracts, options and swap transactions. The Fund may also invest in ADRs to gain exposure to the various capitalization segments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Multi-Cap Core Equity Fund is appropriate for investors who want broad exposure to the market, focusing on stocks that exhibit potential for growth but are still attractive in terms of valuation. These investors are looking for returns similar to or exceeding that of the Russell 3000® Index, however, must also be willing to bear the risk of losses if market conditions decline.

PRINCIPAL RISKS

The Multi-Cap Core Equity Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Investment Style Risk • Large-Capitalization Securities Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Nova Fund invests to a significant extent in leveraged derivative instruments, such as futures contracts, and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Nova Fund is appropriate for investors who expect the S&P 500 Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.

PRINCIPAL RISKS

The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

NASDAQ-100® FUND
  (FORMERLY, OTC FUND)

FUND INFORMATION

FUND OBJECTIVE

The NASDAQ-100® Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The NASDAQ-100® Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, including ADRs, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The NASDAQ-100® Fund is appropriate for investors who expect the NASDAQ-100 Index® to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index® goes down.

PRINCIPAL RISKS

The NASDAQ-100® Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk	• Large-Capitalization Securities Risk • Market Risk • Non-Diversification Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

RUSSELL 2000® FUND

FUND INFORMATION

FUND OBJECTIVE

The Russell 2000® Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000® Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of and any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Russell 2000® Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, including ADRs, futures and options contracts and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes small-capitalization companies with a capitalization range of $27 million to $8.6 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Russell 2000® Fund is appropriate for investors who expect the Russell 2000® Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000® Index goes down.

PRINCIPAL RISKS

The Russell 2000® Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk	• Market Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

RUSSELL 2000® 1.5X STRATEGY FUND
  (FORMERLY, RUSSELL 2000® ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Russell 2000® 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000® Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its underlying index is increasing. When the value of its underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000® 1.5x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index. The Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage." The Fund may also invest in ADRs to gain exposure to the underlying index. The Fund's underlying index generally includes small-capitalization companies with a capitalization range of $27 million to $8.6 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Russell 2000® 1.5x Strategy Fund is appropriate for investors who expect the Russell 2000® Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000® Index goes down.

PRINCIPAL RISKS

The Russell 2000® 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Market Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

S&P 500 FUND

FUND INFORMATION

FUND OBJECTIVE

The S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the S&P 500 Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options contracts and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The S&P 500 Fund is appropriate for investors who expect the S&P 500 Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500 Index goes down.

PRINCIPAL RISKS

The S&P 500 Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Sector Rotation Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on several measures of momentum including price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, including small and mid-capitalization securities, such as U.S. traded common stocks and ADRs, but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Sector Rotation Fund is appropriate for investors who seek to gain exposure to market sectors and industries that display superior performance. These investors must also be willing to bear the risk of losses in the event of a broad market decline.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Investment Style Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

LARGE-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Large-Cap Growth Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $1.9 billion to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Large-Cap Growth Fund is appropriate for investors who expect the S&P 500/Citigroup Pure Growth Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The Large-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

LARGE-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Large-Cap Value Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $252.1 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Large-Cap Value Fund is appropriate for investors who expect the S&P 500/Citigroup Pure Value Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The Large-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

MID-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Mid-Cap Growth Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes mid-capitalization companies with a capitalization range of $560 million to $12.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Mid-Cap Growth Fund is appropriate for investors who expect the S&P MidCap 400/Citigroup Pure Growth Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The Mid-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

MID-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Mid-Cap Value Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes mid-capitalization companies with a capitalization range of $420 million to $6.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Mid-Cap Value Fund is appropriate for investors who expect the S&P MidCap 400/Citigroup Pure Value Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The Mid-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

SMALL-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Small-Cap Growth Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes small-capitalization companies with a capitalization range of $167 million to $4.8 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Small-Cap Growth Fund is appropriate for investors who expect the S&P SmallCap 600/Citigroup Pure Growth Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The Small-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Non-Diversification Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

SMALL-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Small-Cap Value Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes small-capitalization companies with a capitalization range of $89 million to $3.5 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Small-Cap Value Fund is appropriate for investors who expect the S&P SmallCap 600/Citigroup Pure Value Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The Small-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Non-Diversification Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

BANKING FUND

FUND INFORMATION

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Banking Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and making commercial and consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the banking sector and therefore may be concentrated in an industry or group of industries within the banking sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Banking Fund is appropriate for investors who expect the banking sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the banking sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Banking Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Banking Sector Concentration Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

BASIC MATERIALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Basic Materials Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Basic Materials Companies that have small to mid-sized capitalizations. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles, and wood products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the basic materials sector and therefore may be concentrated in an industry or group of industries within the basic materials sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Basic Materials Fund is appropriate for investors who expect the basic materials sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the basic materials sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Basic Materials Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Basic Materials Sector Concentration Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

BIOTECHNOLOGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Biotechnology Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Biotechnology Companies that have small to mid-sized capitalizations. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the biotechnology sector and therefore may be concentrated in an industry or group of industries within the biotechnology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Biotechnology Fund is appropriate for investors who expect the biotechnology sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the biotechnology sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Biotechnology Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Biotechnology Sector Concentration Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

CONSUMER PRODUCTS FUND

FUND INFORMATION

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Consumer Products Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Consumer Products Companies that have small to mid-sized capitalizations. Consumer Products Companies include companies that manufacture, wholesale or retail food, staple retail products and non-durable goods such as beverages, tobacco, household and personal care products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the consumer products sector and therefore may be concentrated in an industry or group of industries within the consumer products sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Consumer Products Fund is appropriate for investors who expect the consumer products sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the consumer products sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Consumer Products Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Consumer Products Sector Concentration Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

ELECTRONICS FUND

FUND INFORMATION

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Electronics Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Electronics Companies that have small to mid-sized capitalizations. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the electronics sector and therefore may be concentrated in an industry or group of industries within the electronics sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Electronics Fund is appropriate for investors who expect the electronics sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the electronics sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Electronics Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Electronics Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

ENERGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Energy Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Energy Companies that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy sector and therefore may be concentrated in an industry or group of industries within the energy sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Energy Fund is appropriate for investors who expect the energy sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the energy sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Energy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Energy Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

ENERGY SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Energy Services Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Energy Services Companies that have small to mid-sized capitalizations. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy services sector and therefore may be concentrated in an industry or group of industries within the energy services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Energy Services Fund is appropriate for investors who expect the energy services sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the energy services sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Energy Services Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Energy Services Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

FINANCIAL SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Financial Services Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the financial services sector and therefore may be concentrated in an industry or group of industries within the financial services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Financial Services Fund is appropriate for investors who expect the financial services sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the financial services sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Financial Services Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Financial Services Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

HEALTH CARE FUND

FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Health Care Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and therefore may be concentrated in an industry or group of industries within the health care sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Health Care Fund is appropriate for investors who expect the health care sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the health care sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Health Care Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Health Care Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

INTERNET FUND

FUND INFORMATION

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Internet Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Internet Companies that have small to mid-sized capitalizations. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain broad representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the internet sector and therefore may be concentrated in an industry or group of industries within the internet sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Internet Fund is appropriate for investors who expect the internet sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the internet sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Internet Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Internet Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

LEISURE FUND

FUND INFORMATION

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Leisure Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, restaurants casinos, radio and television broadcasting and advertising companies, motion picture production companies, entertainment software companies, toys and sporting goods manufacturers, musical recording companies, alcohol and tobacco companies, and publishing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the leisure sector and therefore may be concentrated in an industry or group of industries within the leisure sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Leisure Fund is appropriate for investors who expect the leisure sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the leisure sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Leisure Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Leisure Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

PRECIOUS METALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Precious Metals Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the precious metals sector and therefore may be concentrated in an industry or group of industries within the precious metals sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Precious Metals Fund is appropriate for investors who expect the precious metals sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the precious metals sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Precious Metals Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Precious Metals Sector Concentration Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

RETAILING FUND

FUND INFORMATION

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers ("Retailing Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Retailing Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; warehouse membership clubs; mail order operations; interest retailers; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the retailing sector and therefore may be concentrated in an industry or group of industries within the retailing sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Retailing Fund is appropriate for investors who expect the retailing sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the retailing sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Retailing Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Retailing Sector Concentration Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

TECHNOLOGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Technology Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the technology sector and therefore may be concentrated in an industry or group of industries within the technology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Technology Fund is appropriate for investors who expect the technology sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the technology sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Technology Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Technology Sector Concentration Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

TELECOMMUNICATIONS FUND

FUND INFORMATION

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Telecommunications Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Telecommunications Companies that have small to mid-sized capitalizations. Telecommunications Companies include traditional and wireless telephone services or equipment providers, Internet equipment and service providers, and fiber-optics. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the telecommunications sector and therefore may be concentrated in an industry or group of industries within the telecommunications sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Telecommunications Fund is appropriate for investors who expect the telecommunications sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the telecommunications sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Telecommunications Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Telecommunications Sector Concentration Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

TRANSPORTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Transportation Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers; parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the transportation sector and therefore may be concentrated in an industry or group of industries within the transportation sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Transportation Fund is appropriate for investors who expect the transportation sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the transportation sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Transportation Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Transportation Sector Concentration Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

UTILITIES FUND

FUND INFORMATION

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Utilities Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the utilities sector and therefore may be concentrated in an industry or group of industries within the utilities sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Utilities Fund is appropriate for investors who expect the utilities sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the utilities sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Utilities Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk • Utilities Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

EUROPE 1.25X STRATEGY FUND
  (FORMERLY, EUROPE ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Europe 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50® Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Europe 1.25x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. The Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage." The Fund may also invest in ADRs to gain exposure to the underlying index. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Europe 1.25x Strategy Fund is appropriate for investors who expect the European market, as represented by the Dow Jones STOXX 50® Index, to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50® Index goes down.

PRINCIPAL RISKS

The Europe 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Currency Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Foreign Issuer Exposure Risk	• Geographic Concentration in Europe Risk • Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

JAPAN 1.25X STRATEGY FUND
  (FORMERLY, JAPAN ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Japan 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Japan 1.25x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. The Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage." The Fund may also invest in ADRs to gain exposure to the underlying index. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Japan 1.25x Strategy Fund is appropriate for investors who expect the Japanese market, as represented by the Topix 100 Index, to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Topix 100 Index goes down.

PRINCIPAL RISKS

The Japan 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Currency Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Foreign Issuer Exposure Risk	• Geographic Concentration in Japan Risk • Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

INTERNATIONAL ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The International Rotation Fund seeks long term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The International Rotation Fund seeks to achieve its investment objective by investing in exchange-traded funds ("ETFs"), some of which may be affiliated with the Fund, and other financial instruments that: (1) provide exposure to, or closely correlate with, the performance of certain foreign countries included in the MSCI World ex-US Index (the "Index") and (2) have the potential to generate returns, before fees and expenses, in excess to those of the Index. The Index is designed to measure global developed market equity performance, and currently includes securities from the following 22 developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. In addition to ETFs, the Fund will invest in financial instruments, such as swap agreements, futures contracts and options on currencies, and other similar derivatives, to gain exposure to selected countries included in the Index and to attempt to manage risk associated with such exposure. The Fund also intends to enter into short sales and other similar transactions. The Fund, at times, may also hold U.S. Government securities or cash equivalents, such as money market instruments. The percentage of the Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Fund shares. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Sub-Advisor selects a set of factors that it believes are indicative of the future value and growth of developed market countries and their respective currencies. The factors are then incorporated into an investment model developed by the Sub-Advisor to produce a ranking of those countries included in the Index that demonstrate the greatest potential for return, as well as the asset allocation among those countries that provides the best opportunity to capture the desired risk and return profile. Based on the results of the model, the Advisor reallocates the Fund's investments to gain exposure to a minimum of 6 and a maximum of 15 of those countries that demonstrate the greatest potential for return, while also managing risk, as predicted by the model. As a result, the Fund's exposure to the countries included in the Index will rotate periodically depending on the rankings and allocations generated by the model. For more information see "Advisor's Investment Methodology."

PRINCIPAL RISKS

The International Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

• Currency Risk • Derivatives Risk • Early Closing Risk • Foreign Issuer Exposure Risk • Investment In Investment Companies Risk	• Market Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

GOVERNMENT LONG BOND 1.2X STRATEGY FUND
  (FORMERLY, GOVERNMENT LONG BOND ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Government Long Bond 1.2x Strategy Fund invests principally in U.S. Government securities and in leveraged derivative instruments, such as certain futures and options contracts and swap agreements. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize its derivative positions. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Government Long Bond 1.2x Strategy Fund is appropriate for investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

PRINCIPAL RISKS

The Government Long Bond 1.2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
  (FORMERLY, INVERSE GOVERNMENT LONG BOND FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Government Long Bond Strategy Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse (opposite) of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Government Long Bond Strategy Fund's objective is to perform, on a daily basis, exactly opposite the underlying index, the daily price movement of the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Government Long Bond Strategy Fund is appropriate for investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

PRINCIPAL RISKS

The Inverse Government Long Bond Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

HIGH YIELD STRATEGY FUND

FUND INFORMATION

FUND OBJECTIVE

The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The High Yield Strategy Fund seeks to gain exposure similar to the performance of the high yield bond market by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's investment objective.

The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a seller of credit protection (assuming credit risk) as it seeks to gain exposure to the high yield bond market, but may also buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds ("ETFs"), unit investment trusts ("UITs"), and closed-end funds, that invest primarily in high yield debt instruments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The High Yield Strategy Fund is appropriate for investors who expect the value of the high yield bond market to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes down.

PRINCIPAL RISKS

The High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Credit Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk • Foreign Issuer Exposure Risk • High Yield Risk	• Investment In Investment Companies Risk • Investment Technique Risk • Issuer Specific Risk • Liquidity Risk • Market Risk • Non-Diversification Risk • Portfolio Turnover Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

INVERSE HIGH YIELD STRATEGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Inverse High Yield Strategy Fund seeks to provide investment results that inversely correlate to the performance of the high yield bond market. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its investment objective, the value of the Fund's shares will tend to increase during times when the value of the high yield bond market, as a whole, is decreasing. When the value of the high yield bond market is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the value of the high yield bond market increases by 5%, the value of the Fund's shares should decrease by 5% on that day). As a result of the inverse correlation, certain of the risks described below apply to the Fund in an inverse or opposite manner than they would apply to the High Yield Strategy Fund or other traditional high yield mutual fund.

PRINCIPAL INVESTMENT STRATEGY

The Inverse High Yield Strategy Fund seeks to gain inverse exposure to the performance of the high yield bond market by investing in credit default swaps, futures and other financial instruments with economic characteristics opposite to that of the high yield bond market as represented by U.S and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the fund's objective.

The Fund will primarily invest in credit default swaps to gain inverse exposure to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a buyer of credit protection as it seeks to gain inverse exposure to the high yield bond market, but may also sell credit protection (assuming credit risk) from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including ETFs, UITs, and closed-end funds, that provide inverse exposure to the high yield debt market. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse High Yield Strategy Fund is appropriate for investors who expect the value of the high yield bond market to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes up.

PRINCIPAL RISKS

The Inverse High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Credit Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk • Foreign Issuer Exposure Risk • Investment In Investment Companies Risk	• Investment Technique Risk • Issuer Specific Risk • Liquidity Risk • Market Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

ABSOLUTE RETURN STRATEGIES FUND

FUND INFORMATION

FUND OBJECTIVE

The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than equity indices. The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Absolute Return Strategies Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. These investment strategies include, but are not limited to, those described below.

LONG/SHORT EQUITY – Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets. The Advisor seeks to execute this investment strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value, market neutral capitalization, market neutral growth and market neutral momentum.

EQUITY MARKET NEUTRAL – Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements. The Advisor seeks to execute this investment strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: market neutral value, market neutral capitalization, market neutral growth, market neutral momentum, and market neutral illiquidity premiums.

FIXED INCOME ARBITRAGE – Pursuant to a fixed income arbitrage investment strategy, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; leveraging long and short positions in securities that are related either mathematically or economically. The Advisor seeks to execute this strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: long fixed income, and duration neutral default spreads, and convertible arbitrage.

MERGER ARBITRAGE – Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition. Risk arbitrageurs typically invest in long positions in the stock of the company to be acquired and short the stock of the acquiring company. The Advisor seeks to execute this investment strategy by creating a portfolio consisting primarily of instruments that provide exposure to merger arbitrage spreads.

GLOBAL MACRO – Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility. The Advisor seeks to execute this strategy be creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: directional currency trades, directional commodity trades, currency spread trades, and volatility arbitrage spread trades.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small and mid-capitalization U.S. and foreign equity securities (though the Fund may invest in securities of any capitalization range), currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, ADRs, and corporate debt. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PROSPECTUS

PRINCIPAL RISKS

The Absolute Return Strategies Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Currency Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk • High Yield Risk • Investment In Investment Companies Risk	• Leveraging Risk • Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

ALTERNATIVE STRATEGIES ALLOCATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Alternative Strategies Allocation Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its objective by investing principally in a diversified portfolio of affiliated and unaffiliated funds (the "underlying funds") that represent alternative and non-traditional asset classes and/or strategies in an attempt to deliver low correlation to traditional stock and bond asset classes and long-term positive returns. In managing the Fund, the Advisor will apply a proprietary asset allocation methodology that principally allocates assets among underlying funds that emphasize alternative or non-traditional asset classes or investment strategies (i.e., absolute return, commodities, currency arbitrage, global macro, managed futures and real estate) according to the degree of risk associated with each underlying fund given the market conditions in existence at the time of allocation.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds all of which (except for the Rydex Series Funds Managed Futures Strategy Fund and the PowerShares DB G10 Currency Harvest Fund) are described in more detail in this Prospectus. Please note that the Advisor may change the Fund's asset class allocation and/or strategy allocation, the underlying funds, or weightings without shareholder notice. The Fund may generally invest in each underlying fund without limitation in a manner consistent with the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

UNDERLYING FUNDS:

Rydex Funds (Affiliated Underlying Funds)

Rydex Variable Trust Absolute Return Strategies Fund

Rydex Variable Trust Commodities Strategy Fund

Rydex Series Funds Managed Futures Strategy Fund

Rydex Variable Trust Real Estate Fund

UnAffiliated Underlying Funds

PowerShares DB G10 Currency Harvest Fund

Because the Rydex Series Funds Managed Futures Strategy Fund and the PowerShares DB G10 Currency Harvest Fund are not described in this Prospectus, a description is provided below. The summaries are qualified in their entirety by reference to the prospectus and statement of additional information of the Rydex Series Funds Managed Futures Strategy Fund and PowerShares DB G10 Currency Harvest Fund, respectively, which may be obtained by visiting the U.S. Securities and Exchange Commission's website at www.sec.gov. You may also obtain the Rydex Series Funds Managed Futures Strategy Fund prospectus and statement of additional information by contacting your variable insurance contract provider or by visiting www.rydexinvestments.com.

MANAGED FUTURES STRATEGY FUND – The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a specific benchmark for measuring trends in the commodity and financial futures markets. The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator® (the "underlying benchmark" or the "S&P DTI"). The S&P DTI is constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying benchmark. However, when the value of the underlying benchmark declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying benchmark.

POWERSHARES DB G10 CURRENCY HARVEST FUND – The PowerShares DB G10 Currency Harvest Fund invests its proceeds in the DB G10 Currency Harvest Master Fund. The PowerShares DB G10 Currency Harvest Fund and its Master Fund seek to track changes, whether positive or negative, in the level of the Deutsche Bank G10 Currency Future Harvest Index — Excess ReturnTM (the "Index"), over time, plus the excess, if any, of the Master Fund's income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over the expenses of the PowerShares DB G10 Currency Harvest Fund and its Master Fund.

PROSPECTUS

The Index is comprised of long and short futures positions in six of the G10 currencies and is designed to reflect the return from investing on a 2:1 leveraged basis in long and short currency positions depending on the interest rate yield associated with one of the G10 currencies. Ultimately, the Index is designed to exploit the trend that currencies associated with relatively high interest rates, on average, tend to rise in value relative to currencies associated with relatively low interest rates. The G10 currencies include: U.S. Dollars, Euros, Japanese Yen, Canadian Dollars, Swiss Francs, British Pounds, Australian Dollars, New Zealand Dollars, Norwegian Krone and Swedish Krona.

Neither the PowerShares DB G10 Currency Harvest Fund nor its Master Fund are considered to be investment companies as defined by the Investment Company Act. As such, neither the PowerShares DB G10 Currency Harvest Fund nor its Master Fund are subject to regulatory provisions of the Investment Company Act. Because the PowerShares DB G10 Currency Harvest Fund is an investment trust, the Fund's interests in the PowerShares DB G10 Currency Harvest Fund have none of the statutory rights normally associated with the ownership of shares of a corporation (including, for example, the right to bring derivative actions). The shares of the PowerShares DB G10 Currency Harvest Fund are registered with the SEC pursuant to the Securities Act of 1933.

Underlying funds may include affiliated mutual funds, affiliated and unaffiliated exchange-traded funds (ETFs), commodity pools, and other pooled investment vehicles each of which has risks associated with it that are described in detail in each underlying fund's prospectus. The Fund may also invest in exchange-traded notes and individual securities to complement its investment in the underlying funds or to better manage cash positions.

The underlying funds will be periodically evaluated on their continued ability to deliver strong performance. To maintain the investment integrity of the Fund, alternate underlying funds may be added to obtain exposure to new alternative and non-traditional asset classes or investment strategies, to replace underperforming underlying funds, or to enhance returns.

From time to time, the portfolio managers may also evaluate the possibility of adding additional alternative and non-traditional asset class categories. A new asset class would be added if the fund managers determine that it will help the Fund meet its investment objective.

PRINCIPAL RISKS

The Alternative Strategies Allocation Fund is subject to a number of risks that may affect the value of its shares, including:

• Commodity-Linked Derivative Investment Risk
• Conflicts of Interest Risk
• Counterparty Credit Risk
• Currency Risk
• Depositary Receipt Risk
• Derivatives Risk
• Early Closing Risk
• Energy Sector Risk
• Fixed Income Risk
• Foreign Issuer Exposure Risk
• Fund of Funds Risk
• High Yield Risk   • Investment in Investment Companies Risk
• Leveraging Risk
• Liquidity Risk
• Market Risk
• Mid-Capitalization Securities Risk
• Portfolio Turnover Risk
• Real Estate Sector Concentration Risk
• Short Sales Risk
• Small-Capitalization Securities Risk
• Tax Risk
• Tracking Error Risk
• Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

COMMODITIES STRATEGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the S&P GSCITM Commodity Index. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Commodities Strategy Fund seeks exposure to the performance of the commodities markets. The Fund will seek to gain exposure to the S&P GSCITM Commodity Index by investing in commodity-linked structured notes, exchange-traded funds ("ETFs") that provide exposure to the commodities markets, and in commodity-linked derivative instruments, including swap agreements, commodity options, and futures and options on futures, and equity securities. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Commodities Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Commodity-Linked Derivative Investment Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Energy Sector Concentration Risk • Industry Concentration Risk	• Investments In Investment Companies Risk • Market Risk • Non-Diversification Risk • Tax Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

HEDGED EQUITY FUND

FUND INFORMATION

FUND OBJECTIVE

The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Hedged Equity Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis. These long/short investment styles include, but are not limited to, those described below.

LONG/SHORT VALUE – Pursuant to a long/short value investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on value signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value and market neutral capitalization.

LONG/SHORT GROWTH – Pursuant to a long/short growth investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on growth signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral growth and market neutral capitalization.

LONG/SHORT MOMENTUM – Pursuant to a long/short momentum investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on price momentum signals. The Advisor attempts to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral momentum and market neutral capitalization.

COVERED CALL WRITING – Pursuant to a covered call writing investment strategy, portfolio managers seek to generate potential returns through the sale of call options covered by the holdings in the portfolio. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity and covered call options.

Each of these investment styles may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate long/short hedge fund portfolio characteristics as well as providing risk diversification. The Fund invests in core long positions at all times and, as a result, tends to have a long market bias.

Under normal circumstances, the Fund will invest principally in long and short positions in small and mid-capitalization U.S. and foreign equity securities (though the Fund may invest in securities of any capitalization range), or derivatives thereof, including futures, options and swap agreements, ADRs, and securities of other investment companies. This is a non-fundamental policy that can be changed by the Fund upon prior notice to shareholders. The Fund may invest its remaining assets in directional and non-directional fixed income investments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Hedged Equity Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk • Investment In Investment Companies Risk • Leveraging Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

REAL ESTATE FUND

FUND INFORMATION

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts ("REITs"), (collectively, "Real Estate Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Real Estate Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Real Estate Companies that have small to mid-sized capitalizations. Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the real estate sector and therefore may be concentrated in an industry or group of industries within the real estate sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Real Estate Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Real Estate Sector Concentration Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

STRENGTHENING DOLLAR 2X STRATEGY FUND
  (FORMERLY, DYNAMIC STRENGTHENING DOLLAR FUND)

FUND INFORMATION

FUND OBJECTIVE

The Strengthening Dollar 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the underlying index (e.g., if the index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Strengthening Dollar 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Investing in leveraged derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions.The Fund also may enter into repurchase agreements. The U.S. Dollar Index® is a broad based, diversified index representing an investment in the U.S. Dollar. The New York Board of Trade determines the value of the U.S. Dollar Index® by averaging the exchange rates between the U.S. Dollar and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Strengthening Dollar 2x Strategy Fund is appropriate for investors who expect the U.S. Dollar Index® to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index® goes down.

PRINCIPAL RISKS

The Strengthening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Currency Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Non-Diversification Risk • Status As A Regulated Investment Company Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

WEAKENING DOLLAR 2X STRATEGY FUND
  (FORMERLY, DYNAMIC WEAKENING DOLLAR FUND)

FUND INFORMATION

FUND OBJECTIVE

The Weakening Dollar 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Weakening Dollar 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged derivative instruments, such as index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Engaging in short sales and investing in leveraged derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements. The U.S. Dollar Index® is a broad based, diversified index representing an investment in the U.S. Dollar. The New York Board of Trade determines the value of the U.S. Dollar Index® by averaging the exchange rates between the U.S. Dollar and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Weakening Dollar 2x Strategy Fund is appropriate for investors who expect the U.S. Dollar Index® to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index® goes up.

PRINCIPAL RISKS

The Weakening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Currency Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Non-Diversification Risk • Short Sales Risk • Status As A Regulated Investment Company Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

ESSENTIAL PORTFOLIO FUNDS OVERVIEW

INVESTMENT OBJECTIVES

Each Essential Portfolio Fund is a "fund of funds," which means that each Essential Portfolio Fund seeks to achieve its investment objective by investing primarily in other Rydex mutual funds (the "underlying funds") instead of in individual securities. The Essential Portfolio Funds charge their own expenses and also indirectly bear a proportionate share of the underlying funds' expenses.

In managing the Essential Portfolio Funds, the Advisor uses many of the tenets of Essential Portfolio Theory ("EPT"), an investment theory developed by the Advisor. The theory is based upon a disciplined and diversified approach to investing that attempts to take into account the various factors that influence today's financial markets.

Each Essential Portfolio Fund seeks to achieve its investment objective by investing in underlying funds that in turn, invest in equity, fixed-income, money market instruments and alternative asset classes, such as real estate and commodities, and alternative investment strategies, such as absolute return, leveraged and sector-based strategies (alternative asset classes and alternative investment strategies are, collectively, "alternative"). Typically, the greater the equity allocation, the greater the risk associated with a Fund and the increased likelihood that the Fund is suitable for investors who have longer time horizons and seek to maximize long-term returns at the risk of short or long-term losses.

The Essential Portfolio Funds offer three choices for different investment styles in accordance with different target risks. Before investing in the Essential Portfolio Funds, you should consider your personal investment objectives, tolerance for risk, financial circumstances, and preferred investment horizon.

The following table indicates each Essential Portfolio Fund's typical target allocation and risk, which is how each Essential Portfolio Fund's investments will be generally allocated among the major asset classes over the long term. It is possible that each Essential Portfolio Fund's target allocation may differ from these ranges, depending on market conditions or other factors.

FUND	TARGET RISK	TARGET ALLOCATION RANGE
Essential Portfolio Conservative Fund	Low
Equity		20-50%
Fixed-Income/Money Market		20-60%
Alternative		0-30%
Essential Portfolio Moderate Fund	Medium
Equity		30-70%
Fixed-Income/Money Market		5-25%
Alternative		0-35%
Essential Portfolio Aggressive Fund	High
Equity		40-80%
Fixed-Income/Money Market		0-15%
Alternative		0-40%

Each underlying fund has risks associated with it as described in this Prospectus. You may also request an underlying fund's prospectus or statement of additional information by calling Rydex Client Services at 800.820.0888 or 301.296.5406, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

ESSENTIAL PORTFOLIO CONSERVATIVE FUND

FUND INFORMATION

FUND OBJECTIVE

The Essential Portfolio Conservative Fund's objective is to primarily seek preservation of capital and, secondarily, to seek long-term growth of capital.

The Fund may be appropriate for investors who:

• Have a low risk tolerance

• Primarily seek preservation of capital from their investment

The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Essential Portfolio Conservative Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a conservative allocation to underlying funds that invest in stocks, and a greater allocation to underlying funds that invest in bonds and money market securities as compared to other Essential Portfolio Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds all of which (except for the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund) are described in more detail in this Prospectus. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice (unless otherwise noted, each underlying fund listed below is a series of the Trust):

• Domestic Equity and Domestic Equity – Style Funds: Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Multi-Cap Core Equity Fund, Sector Rotation Fund, Small-Cap Growth Fund and Small-Cap Value Fund

• Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, Rydex Series Funds High Yield Strategy Fund, and U.S. Government Money Market Fund

• International Equity Funds: Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, and International Rotation Fund

• Alternative Investment Funds: Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Rydex Series Funds Managed Futures Strategy Fund, and Real Estate Fund

Because the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund are not described in this Prospectus, a description is provided below. The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information of the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, respectively, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

HIGH YIELD STRATEGY FUND – The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market.

MANAGED FUTURES STRATEGY FUND – The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a specific benchmark for measuring trends in the commodity and financial futures markets. The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator® (the "underlying benchmark" or the "S&P DTI"). The S&P DTI is constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying benchmark. However, when the value of the underlying benchmark declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying benchmark.

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PROSPECTUS

PRINCIPAL RISKS

The Essential Portfolio Conservative Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk
• Commodity-Linked Derivative Investment Risk
• Conflicts of Interest Risk
• Counterparty Credit Risk
• Credit Risk
• Currency Risk
• Depositary Receipt Risk
• Derivatives Risk
• Early Closing Risk
• Energy Sector Concentration Risk
• Fixed Income Risk
• Foreign Issuer Exposure Risk
• Fund of Funds Risk
• Geographic Concentration in Europe Risk
• Geographic Concentration in Japan Risk
• High Yield Risk
• Industry Concentration Risk
• Interest Rate Risk	• Investment In Investment Companies Risk
• Investment Style Risk
• Investment Technique Risk
• Issuer Specific Risk
• Large-Capitalization Securities Risk
• Leveraging Risk
• Liquidity Risk
• Market Risk
• Mid-Capitalization Securities Risk
• Portfolio Turnover Risk
• Real Estate Sector Concentration Risk
• Short Sales Risk
• Small-Capitalization Securities Risk
• Stable Price Per Share Risk
• Tax Risk
• Tracking Error Risk
• Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

ESSENTIAL PORTFOLIO MODERATE FUND

FUND INFORMATION

FUND OBJECTIVE

The Essential Portfolio Moderate Fund's objective is to primarily seek growth of capital and, secondarily, to seek preservation of capital.

The Fund may be appropriate for investors who:

• Have a moderate risk tolerance

• Primarily seek growth from their investment

• Are willing to assume some short-term price fluctuations in exchange for potentially higher returns over time

The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Essential Portfolio Moderate Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other Essential Portfolio Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds all of which (except for the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund) are described in more detail in this Prospectus. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice (unless otherwise noted, each underlying fund listed below is a series of the Trust):

• Domestic Equity and Domestic Equity – Style Funds: Russell 2000® 2x Strategy Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Multi-Cap Core Equity Fund, Nova Fund, NASDAQ-100® Fund, Russell 2000® 1.5x Strategy Fund, Sector Rotation Fund, Small-Cap Growth Fund and Small-Cap Value Fund

• Fixed Income Funds: Government Long Bond 1.2x Strategy Fund and Rydex Series Funds High Yield Strategy Fund

• International Equity Funds: Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, and International Rotation Fund

• Alternative Investment Funds: Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Rydex Series Funds Managed Futures Strategy Fund, and Real Estate Fund

Because the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund are not described in this Prospectus, a description is provided below. The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information of the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, respectively, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

HIGH YIELD STRATEGY FUND – The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market.

MANAGED FUTURES STRATEGY FUND – The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a specific benchmark for measuring trends in the commodity and financial futures markets. The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator® (the "underlying benchmark" or the "S&P DTI"). The S&P DTI is constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying benchmark. However, when the value of the underlying benchmark declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying benchmark.

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PROSPECTUS

PRINCIPAL RISKS

The Essential Portfolio Moderate Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk
• Commodity-Linked Derivative Investment Risk
• Conflicts of Interest Risk
• Counterparty Credit Risk
• Credit Risk
• Currency Risk
• Depositary Receipt Risk
• Derivatives Risk
• Early Closing Risk
• Energy Sector Concentration Risk
• Fixed Income Risk
• Foreign Issuer Exposure Risk
• Fund of Funds Risk
• Geographic Concentration in Europe Risk
• Geographic Concentration in Japan Risk
• High Yield Risk
• Investment In Investment Companies Risk	• Industry Concentration Risk
• Investment Style Risk
• Investment Technique Risk
• Issuer Specific Risk
• Large-Capitalization Securities Risk
• Leveraging Risk
• Liquidity Risk
• Market Risk
• Mid-Capitalization Securities Risk
• Portfolio Turnover Risk
• Real Estate Sector Concentration Risk
• Short Sales Risk
• Small-Capitalization Securities Risk
• Tax Risk
• Technology Sector Concentration Risk
• Tracking Error Risk
• Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

ESSENTIAL PORTFOLIO AGGRESSIVE FUND

FUND INFORMATION

FUND OBJECTIVE

The Essential Portfolio Aggressive Fund's objective is to primarily seek growth of capital.

The Fund may be appropriate for investors who:

• Have an aggressive risk tolerance

• Primarily seek growth from their investment

• Seek to maximize long-term returns with the ability to accept possible significant short or long-term losses

The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Essential Portfolio Aggressive Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have an aggressive allocation to underlying funds that invest in stocks, and a lower allocation to underlying funds that invest in bonds as compared to other Essential Portfolio Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds all of which (except for the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund) are described in more detail in this Prospectus. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice (unless otherwise noted, each underlying fund listed below is a series of the Trust):

• Domestic Equity and Domestic Equity – Style Funds: NASDAQ-100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500 2x Strategy Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Multi-Cap Core Equity Fund, Russell 2000® 1.5x Strategy Fund, Sector Rotation Fund, Small-Cap Growth Fund and Small-Cap Value Fund

• Fixed Income Funds: Government Long Bond 1.2x Strategy Fund and Rydex Series Funds High Yield Strategy Fund

• International Equity Funds: Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, and International Rotation Fund

• Alternative Investment Funds: Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Rydex Series Funds Managed Futures Strategy Fund, and Real Estate Fund

Because the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund are not described in this Prospectus, a description is provided below. The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information of the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, respectively, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

HIGH YIELD STRATEGY FUND – The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market.

MANAGED FUTURES STRATEGY FUND – The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a specific benchmark for measuring trends in the commodity and financial futures markets. The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator® (the "underlying benchmark" or the "S&P DTI"). The S&P DTI is constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying benchmark. However, when the value of the underlying benchmark declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying benchmark.

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PROSPECTUS

PRINCIPAL RISKS

The Essential Portfolio Aggressive Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk
• Commodity-Linked Derivative Investment Risk
• Conflicts of Interest Risk
• Counterparty Credit Risk
• Credit Risk
• Currency Risk
• Depositary Receipt Risk
• Derivatives Risk
• Early Closing Risk
• Energy Sector Concentration Risk
• Fixed Income Risk
• Foreign Issuer Exposure Risk
• Fund of Funds Risk
• Geographic Concentration in Europe Risk
• Geographic Concentration in Japan Risk
• High Yield Risk
• Industry Concentration Risk	• Investment In Investment Companies Risk
• Investment Style Risk
• Investment Technique Risk
• Issuer Specific Risk
• Large-Capitalization Securities Risk
• Leveraging Risk
• Liquidity Risk
• Market Risk
• Mid-Capitalization Securities Risk
• Portfolio Turnover Risk
• Real Estate Sector Concentration Risk
• Short Sales Risk
• Small-Capitalization Securities Risk
• Tax Risk
• Technology Sector Concentration Risk
• Tracking Error Risk
• Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

U.S. GOVERNMENT MONEY MARKET FUND

FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under SEC rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

• Interest Rate Risk	• Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 80 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

	DOW 2X STRATEGY	NASDAQ- 100® 2X STRATEGY	RUSSELL 2000® 2X STRATEGY	S&P 500 2X STRATEGY	INVERSE DOW 2X STRATEGY	INVERSE NASDAQ- 100® 2X STRATEGY	INVERSE RUSSELL 2000® 2X STRATEGY	INVERSE S&P 500 2X STRATEGY
ACTIVE TRADING RISK	X	X	X	X	X	X	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK
CONFLICTS OF INTEREST RISK
COUNTERPARTY CREDIT RISK	X	X	X	X	X	X	X	X
CREDIT RISK
CURRENCY RISK
DEPOSITARY RECEIPT RISK		X	X			X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK
FOREIGN ISSUER EXPOSURE RISK
FUND OF FUNDS RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK
INDUSTRY CONCENTRATION RISK		X				X
INTEREST RATE RISK
INVESTMENT IN INVESTMENT COMPANIES RISK
INVESTMENT STYLE RISK
INVESTMENT TECHNIQUE RISK
ISSUER SPECIFIC RISK
LARGE-CAPITALIZATION SECURITIES RISK	X	X		X	X	X		X
LEVERAGING RISK	X	X	X	X	X	X	X	X
LIQUIDITY RISK
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)		X				X
SHORT SALES RISK					X	X	X	X
SMALL-CAPITALIZATION SECURITIES RISK			X				X
STABLE PRICE PER SHARE RISK
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK
TRACKING ERROR RISK	X	X	X	X	X	X	X	X
TRADING HALT RISK	X	X	X	X	X	X	X	X

	INVERSE MID-CAP STRATEGY	INVERSE NASDAQ- 100® STRATEGY	INVERSE RUSSELL 2000® STRATEGY	INVERSE S&P 500 STRATEGY	MID-CAP 1.5X STRATEGY	MULTI-CAP CORE EQUITY	NOVA	NASDAQ- 100®
ACTIVE TRADING RISK	X	X	X	X	X		X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK
CONFLICTS OF INTEREST RISK
COUNTERPARTY CREDIT RISK	X	X	X	X	X	X	X	X
CREDIT RISK
CURRENCY RISK
DEPOSITARY RECEIPT RISK		X	X			X		X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK
FOREIGN ISSUER EXPOSURE RISK
FUND OF FUNDS RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK
INDUSTRY CONCENTRATION RISK		X						X
INTEREST RATE RISK
INVESTMENT IN INVESTMENT COMPANIES RISK
INVESTMENT STYLE RISK						X
INVESTMENT TECHNIQUE RISK
ISSUER SPECIFIC RISK
LARGE-CAPITALIZATION SECURITIES RISK		X		X		X	X	X
LEVERAGING RISK					X		X
LIQUIDITY RISK
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK	X				X	X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK						X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)		X						X
SHORT SALES RISK	X	X	X	X
SMALL-CAPITALIZATION SECURITIES RISK			X			X
STABLE PRICE PER SHARE RISK
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK
TRACKING ERROR RISK	X	X	X	X	X		X	X
TRADING HALT RISK	X	X	X	X	X	X	X	X

PROSPECTUS

	RUSSELL 2000®	RUSSELL 2000® 1.5X STRATEGY	S&P 500	SECTOR ROTATION	LARGE- CAP GROWTH	LARGE- CAP VALUE	MID-CAP GROWTH	MID-CAP VALUE
ACTIVE TRADING RISK	X	X	X		X	X	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK
CONFLICTS OF INTEREST RISK
COUNTERPARTY CREDIT RISK	X	X	X	X	X	X	X	X
CREDIT RISK
CURRENCY RISK
DEPOSITARY RECEIPT RISK	X	X		X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK
FOREIGN ISSUER EXPOSURE RISK
FUND OF FUNDS RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK
INDUSTRY CONCENTRATION RISK
INTEREST RATE RISK
INVESTMENT IN INVESTMENT COMPANIES RISK
INVESTMENT STYLE RISK				X
INVESTMENT TECHNIQUE RISK
ISSUER SPECIFIC RISK
LARGE-CAPITALIZATION SECURITIES RISK			X		X	X
LEVERAGING RISK		X
LIQUIDITY RISK
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK				X			X	X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK				X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)
SHORT SALES RISK				X
SMALL-CAPITALIZATION SECURITIES RISK	X	X		X
STABLE PRICE PER SHARE RISK
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK
TRACKING ERROR RISK	X	X	X		X	X	X	X
TRADING HALT RISK	X	X	X	X	X	X	X	X

	SMALL- CAP GROWTH	SMALL- CAP VALUE	BANKING	BASIC MATERIALS	BIO- TECHNOLOGY	CONSUMER PRODUCTS	ELECTRONICS	ENERGY
ACTIVE TRADING RISK	X	X	X	X	X	X	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK
CONFLICTS OF INTEREST RISK
COUNTERPARTY CREDIT RISK	X	X
CREDIT RISK
CURRENCY RISK
DEPOSITARY RECEIPT RISK			X	X	X	X	X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK
FOREIGN ISSUER EXPOSURE RISK
FUND OF FUNDS RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK
INDUSTRY CONCENTRATION RISK
INTEREST RATE RISK
INVESTMENT IN INVESTMENT COMPANIES RISK
INVESTMENT STYLE RISK
INVESTMENT TECHNIQUE RISK
ISSUER SPECIFIC RISK
LARGE-CAPITALIZATION SECURITIES RISK
LEVERAGING RISK
LIQUIDITY RISK
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK			X	X	X	X	X	X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)			X	X	X	X	X	X
SHORT SALES RISK
SMALL-CAPITALIZATION SECURITIES RISK	X	X	X	X	X	X	X	X
STABLE PRICE PER SHARE RISK
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK
TRACKING ERROR RISK	X	X
TRADING HALT RISK	X	X	X	X	X	X	X	X

PROSPECTUS

	ENERGY SERVICES	FINANCIAL SERVICES	HEALTH CARE	INTERNET	LEISURE	PRECIOUS METALS	RETAILING	TECHNOLOGY
ACTIVE TRADING RISK	X	X	X	X	X	X	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK
CONFLICTS OF INTEREST RISK
COUNTERPARTY CREDIT RISK
CREDIT RISK
CURRENCY RISK
DEPOSITARY RECEIPT RISK	X	X	X	X	X	X	X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK
FOREIGN ISSUER EXPOSURE RISK
FUND OF FUNDS RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK
INDUSTRY CONCENTRATION RISK
INTEREST RATE RISK
INVESTMENT IN INVESTMENT COMPANIES RISK
INVESTMENT STYLE RISK
INVESTMENT TECHNIQUE RISK
ISSUER SPECIFIC RISK
LARGE-CAPITALIZATION SECURITIES RISK
LEVERAGING RISK
LIQUIDITY RISK
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK	X	X	X	X	X	X	X	X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)	X	X	X	X	X	X	X	X
SHORT SALES RISK
SMALL-CAPITALIZATION SECURITIES RISK	X	X	X	X	X	X	X	X
STABLE PRICE PER SHARE RISK
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK
TRACKING ERROR RISK
TRADING HALT RISK	X	X	X	X	X	X	X	X

	TELECOMMUNI- CATIONS	TRANS- PORTATION	UTILITIES	EUROPE 1.25X STRATEGY	JAPAN 1.25X STRATEGY	INTER- NATIONAL ROTATION	GOVERNMENT LONG BOND 1.2X STRATEGY	INVERSE GOVERNMENT LONG BOND STRATEGY
ACTIVE TRADING RISK	X	X	X	X	X		X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK
CONFLICTS OF INTEREST RISK
COUNTERPARTY CREDIT RISK				X	X		X	X
CREDIT RISK
CURRENCY RISK				X	X	X
DEPOSITARY RECEIPT RISK	X	X	X	X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK							X	X
FOREIGN ISSUER EXPOSURE RISK						X
FUND OF FUNDS RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK				X
GEOGRAPHIC CONCENTRATION IN JAPAN RISK					X
HIGH YIELD RISK
INDUSTRY CONCENTRATION RISK
INTEREST RATE RISK
INVESTMENT IN INVESTMENT COMPANIES RISK						X
INVESTMENT STYLE RISK
INVESTMENT TECHNIQUE RISK
ISSUER SPECIFIC RISK
LARGE-CAPITALIZATION SECURITIES RISK
LEVERAGING RISK				X	X		X
LIQUIDITY RISK
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK	X	X	X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK						X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)	X	X	X
SHORT SALES RISK						X		X
SMALL-CAPITALIZATION SECURITIES RISK	X	X	X
STABLE PRICE PER SHARE RISK
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK
TRACKING ERROR RISK				X	X		X	X
TRADING HALT RISK	X	X	X	X	X	X	X	X

PROSPECTUS

	HIGH YIELD STRATEGY	INVERSE HIGH YIELD STRATEGY	ABSOLUTE RETURN STRATEGIES	ALTERNATIVE STRATEGIES ALLOCATION	COMMODITIES STRATEGY	HEDGED EQUITY	REAL ESTATE	STRENGTHENING DOLLAR 2X STRATEGY
ACTIVE TRADING RISK	X	X					X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK				X	X
CONFLICTS OF INTEREST RISK				X
COUNTERPARTY CREDIT RISK	X	X	X	X	X	X		X
CREDIT RISK	X	X
CURRENCY RISK			X					X
DEPOSITARY RECEIPT RISK			X	X		X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK	X	X	X	X		X
FOREIGN ISSUER EXPOSURE RISK	X	X		X
FUND OF FUNDS RISK				X
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK	X		X	X
INDUSTRY CONCENTRATION RISK					X		X
INTEREST RATE RISK
INVESTMENT IN INVESTMENT COMPANIES RISK	X	X	X	X	X	X
INVESTMENT STYLE RISK
INVESTMENT TECHNIQUE RISK	X	X
ISSUER SPECIFIC RISK	X	X
LARGE-CAPITALIZATION SECURITIES RISK
LEVERAGING RISK			X	X		X		X
LIQUIDITY RISK	X	X		X
MARKET RISK	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK			X	X		X	X
NON-DIVERSIFICATION RISK	X	X	X		X	X	X	X
PORTFOLIO TURNOVER RISK	X	X	X	X		X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)				X	X		X
SHORT SALES RISK		X	X	X		X
SMALL-CAPITALIZATION SECURITIES RISK			X	X		X	X
STABLE PRICE PER SHARE RISK
STATUS AS A REGULATED INVESTMENT COMPANY RISK								X
TAX RISK				X	X
TRACKING ERROR RISK				X	X			X
TRADING HALT RISK	X	X	X	X	X	X	X	X

	WEAKENING DOLLAR 2X STRATEGY	ESSENTIAL PORTFOLIO CONSERVATIVE	ESSENTIAL PORTFOLIO MODERATE	ESSENTIAL PORTFOLIO AGGRESSIVE	U.S. GOVERNMENT MONEY MARKET
ACTIVE TRADING RISK	X	X	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK		X	X	X
CONFLICTS OF INTEREST RISK		X	X	X
COUNTERPARTY CREDIT RISK	X	X	X	X
CREDIT RISK		X	X	X
CURRENCY RISK	X	X	X	X
DEPOSITARY RECEIPT RISK		X	X	X
DERIVATIVES RISK	X	X	X	X
EARLY CLOSING RISK	X	X	X	X
FIXED INCOME RISK		X	X	X
FOREIGN ISSUER EXPOSURE RISK		X	X	X
FUND OF FUNDS RISK		X	X	X
GEOGRAPHIC CONCENTRATION IN EUROPE RISK		X	X	X
GEOGRAPHIC CONCENTRATION IN JAPAN RISK		X	X	X
HIGH YIELD RISK		X	X	X
INDUSTRY CONCENTRATION RISK		X	X	X
INTEREST RATE RISK		X			X
INVESTMENT IN INVESTMENT COMPANIES RISK		X	X	X
INVESTMENT STYLE RISK		X	X	X
INVESTMENT TECHNIQUE RISK		X	X	X
ISSUER SPECIFIC RISK		X	X	X
LARGE-CAPITALIZATION SECURITIES RISK		X	X	X
LEVERAGING RISK	X	X	X	X
LIQUIDITY RISK		X	X	X
MARKET RISK		X	X	X
MID-CAPITALIZATION SECURITIES RISK		X	X	X
NON-DIVERSIFICATION RISK	X
PORTFOLIO TURNOVER RISK		X	X	X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)		X	X	X
SHORT SALES RISK	X	X	X	X
SMALL-CAPITALIZATION SECURITIES RISK		X	X	X
STABLE PRICE PER SHARE RISK		X			X
STATUS AS A REGULATED INVESTMENT COMPANY RISK	X
TAX RISK		X	X	X
TRACKING ERROR RISK	X	X	X	X
TRADING HALT RISK	X	X	X	X

PROSPECTUS

DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK – A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK – The Fund's, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds', exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, invest in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P GSCITM Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund or an underlying fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund or an underlying fund may receive more or less principal than it originally invested. The Fund or an underlying fund might receive interest payments that are more or less than the stated coupon interest payments.

STRUCTURED NOTE RISK – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, intend to invest in commodity, currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

CONFLICTS OF INTEREST RISK – In managing the Fund, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor is also responsible for managing each of the affiliated underlying funds. The Advisor is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Trustees and officers of the Fund are also Trustees and officers of the affiliated underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Fund and the affiliated underlying funds.

COUNTERPARTY CREDIT RISK – The Fund or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and in the case of the Commodities Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, which is included in a separate prospectus, structured notes. The Fund and certain of the underlying funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund and affiliated underlying funds will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund or an underlying fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund and certain of the underlying funds may enter into swap agreements with a limited number of counterparties, and the Commodities Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, which is included in a separate prospectus may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

CREDIT DEFAULT SWAP RISK – The Absolute Return Strategies Fund, High Yield Strategy Fund and Inverse High Yield Strategy Fund may each enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. Each Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if each Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase each Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

CREDIT RISK – For the High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. For the Inverse High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the credit quality, or the perception of the financial condition, of the issuer or guarantor of a debt instrument is either upgraded or improves. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

CURRENCY RISK – The Fund's, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds', indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Similarly, the Strengthening Dollar 2x Strategy Fund's exposure to the U.S. Dollar Index® subjects the Fund to the risk that foreign currencies will appreciate in value relative to the U.S. Dollar. Conversely, the Weakening Dollar 2x Strategy Fund's exposure to the U.S. Dollar Index® subjects the Fund to the risk that foreign currencies will depreciate in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund and certain of the underlying funds may incur transaction costs in connection with conversions between various currencies. The Fund and certain of the underlying funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's or an underlying fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may invest a percentage of their assets in derivatives, such as futures and options contracts, to pursue their investment objectives. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund and affiliated underlying funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the

PROSPECTUS

purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund or an underlying fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund or an underlying fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund or an underlying fund.

The risks associated with the Fund's or an underlying fund's use of futures and options contracts include:

• The Fund or an underlying fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund or an underlying fund and the prices of futures and options on futures.

• Although the Fund or an underlying fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund or an underlying fund may be unable to close out its futures contracts at a time which is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Fund or an underlying fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. While such periods may benefit the High Yield Strategy Fund, they may cause the value of an investment in the Inverse High Yield Strategy Fund to decrease. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund or Inverse Government Long Bond Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in the High Yield Strategy Fund may decline during periods of rising interest rates. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the prices of high yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and ETFs, which are indirectly linked to the performance of foreign issuers. The High Yield Strategy and Inverse High Yield Strategy Funds may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. With respect to the High Yield Strategy and Inverse High Yield Strategy Funds, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund or an underlying fund.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

FUND OF FUNDS RISK – The Fund is subject to fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Fund intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.

In addition, an underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, the Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because the Fund invests most of its assets in underlying funds, the Fund's investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK – Because a significant portion of the assets of the Europe 1.25x Strategy Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK – Targeting Japan could hurt the Japan 1.25x Strategy Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of certain underlying funds to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the underlying fund and the Fund may lose their entire respective investments. The High Yield Strategy Fund seeks to correspond generally to the total return of the high yield bond market and thus an investment in the Fund will generally decline in value when the high yield bond market is losing value. By contrast, the Inverse High Yield Strategy Fund seeks to correspond generally to the inverse (opposite) of the total return of the high yield bond market, and thus an investment in the Fund will generally decline in value when the high yield bond market is gaining value.

INDUSTRY CONCENTRATION RISK – The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INTEREST RATE RISK – Interest Rate Risk involves the potential for decline in the U.S. Government Money Market Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

INVESTMENT IN INVESTMENT COMPANIES RISK – The Fund may purchase shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, and therefore, is not subject to the regulatory scheme of the Investment Company Act of 1940.

The Alternative Strategies Allocation Fund, Commodities Strategy Fund, and International Rotation Fund may invest to a significant extent in shares of ETFs to gain exposure necessary to achieve each Fund's respective investment objective. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, Amex, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments.

PROSPECTUS

In the case of the Alternative Strategies Allocation and Essential Portfolio Funds, each Fund will regularly invest in other investment companies, including the underlying funds and ETFs. In addition, certain of the underlying funds invest in shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in the underlying funds or other investment companies, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying funds' and/or other investment company's expenses. For example, if an underlying fund sells the same securities another underlying fund is purchasing, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. The costs associated with investments in ETFs may differ from those associated with the Fund's investments in the underlying funds. Similarly, an investor in the Fund may receive taxable gains as a result of the underlying funds' portfolio transactions in addition to the taxable gains attributable to the Fund's transactions in shares of the underlying funds. Further, in part because of these additional expenses, the performance of the Fund may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the underlying funds or other investment company. The ability to redeem large blocks of ETF shares has historically resulted in the market price of individual ETF shares being at or near the net asset value of the ETF's underlying investments. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if it had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. Lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund and the underlying funds may invest in investment companies and other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, and therefore, not subject to the regulatory scheme of the Investment Company Act of 1940.

INVESTMENT STYLE RISK – The Multi-Cap Core Equity Fund is subject to the risk that the Advisor's use of a multi-cap value and growth-oriented investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when multi-cap value and growth-oriented investing is out of favor. The Sector Rotation Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

INVESTMENT TECHNIQUE RISK – The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in high yield debt securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

ISSUER SPECIFIC RISK – The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the High Yield Strategy Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the High Yield Strategy Fund to decrease. Conversely, with respect to the Inverse High Yield Strategy Fund, effective management, improved financial condition or increased demand of the issuer's goods or services are factors that may contribute to an increase in the value of a security. An increase in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Inverse High Yield Strategy Fund to decrease.

LARGE-CAPITALIZATION SECURITIES RISK – The Dow 2x Strategy, NASDAQ-100® 2x Strategy, S&P 500 2x Strategy, Multi-Cap Core Equity, Nova, S&P 500, NASDAQ-100®, Large-Cap Growth, Large-Cap Value and in the case of the Essential Portfolio Funds, certain of the underlying funds, are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse Dow 2x Strategy, Inverse NASDAQ-100® 2x Strategy, Inverse S&P 500 2x Strategy, Inverse NASDAQ-100® Strategy, and Inverse S&P 500 Strategy Funds are subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK – The more the Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, invest in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund and certain of the underlying funds will engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund or an underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund or an underlying fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund or an underlying fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's or an underlying fund's investment income, resulting in greater losses. Beacause the Fund's (except for the Absolute Return Strategies and Hedged Equity Funds') investment strategies involve consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK – In certain circumstances, it may be difficult for the Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund or an underlying fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's or an underlying fund's portfolio, the ability of the Fund or an underlying fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK – The Fund, and in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's or an underlying fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an underlying fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's or an underlying fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, International Rotation Fund, Essential Portfolio Conservative Fund, Essential Portfolio Moderate Fund, and Essential Portfolio Aggressive Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

MID-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. For the Mid-Cap 1.5x Strategy, Multi-Cap Core Equity, Sector Rotation, Mid-Cap Growth, Mid-Cap Value, Sector, Absolute Return Strategies, Alternative Strategies Allocation, Hedged Equity, Real Estate and Essential Portfolio Funds, medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. For the Inverse Mid-Cap Strategy Fund or the underlying funds, medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK – The Fund's strategy, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds' strategies, may frequently involve buying and selling portfolio securities to rebalance the Fund's or an underlying fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund or an underlying fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SECTOR CONCENTRATION RISK – The Sector Concentration Risk applicable to each Fund is as follows:

BANKING SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the banking sector that the Banking Fund purchases will underperform the market as a whole. To the extent that the Banking Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

BASIC MATERIALS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the basic materials sector that the Basic Materials Fund purchases will underperform the market as a whole. To the extent that the Basic Materials Fund's investments are concentrated in issuers conducting business in the basic materials sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

PROSPECTUS

BIOTECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the biotechnology sector that the Biotechnology Fund purchases will underperform the market as a whole. To the extent that the Biotechnology Fund's investments are concentrated in issuers conducting business in the biotechnology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the consumer products sector that the Consumer Products Fund purchases will underperform the market as a whole. To the extent that the Consumer Product Fund's investments are concentrated in issuers conducting business in the consumer products sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

ELECTRONICS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the electronics sector that the Electronics Fund purchases will underperform the market as a whole. To the extent that the Electronics Fund's investments are concentrated in issuers conducting business in the electronics sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs, and may face competition from subsidized foreign competitors with lower production costs.

ENERGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the energy sector and energy sector commodities that the Energy Fund and the Commodities Strategy Fund purchase will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Funds', or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds', investments are concentrated in issuers conducting business in the energy sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies and energy sector commodities may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

ENERGY SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the energy services sector that the Energy Services Fund purchases will underperform the market as a whole. To the extent that the Energy Services Fund's investments are concentrated in issuers conducting business in the energy services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

FINANCIAL SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the financial services sector that the Financial Services Fund purchases will underperform the market as a whole. To the extent that the Financial Services Fund's investments are concentrated in issuers conducting business in the financial services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

HEALTH CARE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the health care sector that the Health Care Fund purchases will underperform the market as a whole. To the extent that the Health Care Fund's investments are concentrated in issuers conducting business in the health care sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

INTERNET SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the Internet sector that the Internet Fund purchases will underperform the market as a whole. To the extent that the Internet Fund's investments are concentrated in issuers conducting business in the Internet sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

LEISURE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the leisure sector that the Leisure Fund purchases will underperform the market as a whole. To the extent that the Leisure Fund's investments are concentrated in issuers conducting business in the leisure sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

PRECIOUS METALS SECTOR CONCENTRATION RISK – The risk that the relatively few securities of issuers in the mining industry that the Precious Metals Fund purchases will under perform the market as a whole. To the extent that the Precious Metals Fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals and securities of Precious Metals Companies may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

REAL ESTATE SECTOR CONCENTRATION RISK – The risk that the securities of real estate companies that the Real Estate Fund purchases will underperform the market as a whole. To the extent that the Fund's, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds', investments are concentrated in real estate companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting real estate companies. Investments in real estate companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

RETAILING SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the retailing sector that the Retailing Fund purchases will underperform the market as a whole. To the extent that the Retailing Fund's investments are concentrated in issuers conducting business in the retailing sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

TECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the telecommunications sector that the Telecommunications Fund purchases will underperform the market as a whole. To the extent that the Telecommunications Fund's investments are concentrated in issuers conducting business in the telecommunications sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

TRANSPORTATION SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the transportation sector that the Transportation Fund purchases will underperform the market as a whole. To the extent that the Transportation Fund's investments are concentrated in issuers conducting business in the transportation sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

PROSPECTUS

UTILITIES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the utilities sector that the Utilities Fund purchases will underperform the market as a whole. To the extent that the Utilities Fund's investments are concentrated in issuers conducting business in the utilities sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

SHORT SALES RISK – Short sales are transactions in which the Fund or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, sell a security they do not own. To complete the transaction, the Fund or an underlying fund must borrow the security to make delivery to the buyer. The Fund or underlying fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or underlying fund. If the underlying security goes down in price between the time the Fund or underlying fund sells the security and buys it back, the Fund or underlying fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or underlying fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund or underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund or underlying fund must pay to the lender of the security. The Fund or underlying fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's or an underlying fund's needs for immediate cash or other liquidity. The Fund's or an underlying fund's investment performance may also suffer if the Fund or underlying fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund or underlying fund to deliver the securities the Fund or underlying fund borrowed at the commencement of the short sale and the Fund or underlying fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund or underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's or an underlying fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund or an underlying fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund or underlying fund on the investment of the cash generated by the short sale. Similarly, when the Fund or an underlying fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's or an underlying fund's unrealized gain or reduces the Fund's or an underlying fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund or an underlying fund is obligated to pay is greater than the interest earned by the Fund or an underlying fund on investments, the performance of the Fund or an underlying fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund or an underlying fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. For the Russell 2000® 2x Strategy, Multi-Cap Core Equity, Russell 2000®, Russell 2000® 1.5x Strategy, Sector Rotation, Small-Cap Growth, Small-Cap Value, Sector, Absolute Return Strategies, Alternative Strategies Allocation, Hedged Equity, Real Estate and Essential Portfolio Funds, small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. For the Inverse Russell 2000® 2x Strategy and Inverse Russell 2000® Strategy Funds, small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

STABLE PRICE PER SHARE RISK – The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. The Fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to achieve its objective.

STATUS OF REGULATED INVESTMENT COMPANY RISK – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Please see the Statement of Additional Information under "Special Considerations Applicable to the Fund" for additional discussion of this issue.

TAX RISK – As noted under "Commodity-Linked Derivative Investment Risk" above, the Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, currently gain most of their exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31

which provide that income from commodity-linked derivative instruments in which the Fund and certain of the underlying funds invest will not be considered qualifying income after September 30, 2006. The Fund and affiliated underlying funds will therefore restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of their gross income.

The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the affiliated underlying funds, have received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund and certain of the affiliated underlying funds will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Fund and affiliated underlying funds in a manner consistent with the Fund's and affiliated underlying funds current investment objective by investing in these commodities-linked structured notes. See "Tax Information" for more information.

TRACKING ERROR RISK – Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds', performance to match or correlate to that of the Fund's or an underlying fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's or an underlying fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.

In addition, the Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® Fund, Inverse Russell 2000® Strategy Fund, Inverse Government Long Bond Strategy Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Growth Fund, Small-Cap Value Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund, which seek to track their respective benchmarks on a daily basis, and the Mid-Cap 1.5x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, and Commodities Strategy Fund, which seek to track their respective benchmark over time, are subject to mathematical compounding which may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

The Mid-Cap 1.5x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund and Government Long Bond 1.2x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Mid-Cap 1.5x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund and Government Long Bond 1.2x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices.

The prices of the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund may be higher than for other Rydex Funds.

TRADING HALT RISK – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund or an underlying fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund or an underlying fund prices its shares may limit the Fund's or an underlying fund's ability to use leverage and may prevent the Fund or an underlying fund from achieving its investment objective. In such an event, the Fund or an underlying fund also may be required to use a "fair value" method to price their outstanding contracts or securities.

PROSPECTUS

FUND PERFORMANCE

The following bar charts show the performance of shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how a Fund will perform in the future.

DOW 2X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2007)	16.58%	Lowest Quarter Return (quarter ended 12/31/2007)	-9.96%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
DOW 2X STRATEGY FUND	8.15%	11.20%
DOW JONES INDUSTRIAL AVERAGESM1	8.88%	9.59%

1 The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. Returns reflect no deduction for fees, expenses or taxes.

NASDAQ-100® 2X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	35.14%	Lowest Quarter Return (quarter ended 6/30/2002)	-50.46%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
NASDAQ-100® 2X Strategy Fund	28.20%	24.22%	5.62%
Nasdaq-100 Index®1	19.24%	16.62%	10.31%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. Returns reflect no deduction for fees, expenses, or taxes.

RUSSELL 2000® 2X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2007)	7.31%	Lowest Quarter Return (quarter ended 12/31/2007)	-11.91%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (10/27/2006)
RUSSELL 2000® 2X STRATEGY FUND	-12.59%	-7.73%
RUSSELL 2000® INDEX[1]	-1.57%	1.28%

1 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

S&P 500 2X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	31.24%	Lowest Quarter Return (quarter ended 9/30/2002)	-33.86%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
S&P 500 2X Strategy Fund	0.61%	18.44%	6.74%
S&P 500® Index[1]	5.49%	12.83%	7.60%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

INVERSE DOW 2X STRATEGY FUND

Highest Quarter Return (quarter ended 12/31/2007)	9.19%	Lowest Quarter Return (quarter ended 6/30/2007)	-13.59%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
INVERSE DOW 2X STRATEGY FUND	-8.99%	-11.45%
DOW JONES INDUSTRIAL AVERAGESM1	8.88%	9.59%

1 The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. Returns reflect no deduction for fees, expenses or taxes.

PROSPECTUS

INVERSE NASDAQ-100® 2X STRATEGY FUND

The Inverse NASDAQ-100® 2x Strategy Fund has not yet commenced operations and therefore, it does not have a performance history.

INVERSE RUSSELL 2000® 2X STRATEGY FUND

The Inverse Russell 2000® 2x Strategy Fund has not yet commenced operations and therefore, it does not have a performance history.

INVERSE S&P 500 2X STRATEGY FUND

The Inverse S&P 500 2x Strategy Fund has not yet commenced operations and therefore, it does not have a performance history.

INVERSE MID-CAP STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2006)	4.48%	Lowest Quarter Return (quarter ended 3/31/2006)	-5.95%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
INVERSE MID-CAP STRATEGY FUND	-1.98%	-7.14%
S&P MIDCAP 400® INDEX[1]	7.98%	12.17%

1 The S&P MidCap 400® Index is an unmanaged modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. Returns reflect no deduction for fees, taxes or expenses.

INVERSE NASDAQ-100® STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2002)	32.20%	Lowest Quarter Return (quarter ended 12/31/2002)	-18.97%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/21/2001)
Inverse NASDAQ-100® Strategy Fund	-11.28%	-13.32%	-3.84%
Nasdaq-100 Index®1	19.24%	16.62%	0.54%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. Returns reflect no deduction for fees, expenses, or taxes.

INVERSE RUSSELL 2000® STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2006)	6.19%	Lowest Quarter Return (quarter ended 3/31/2006)	-11.33%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
INVERSE RUSSELL 2000® STRATEGY FUND	5.37%	-6.88%
RUSSELL 2000® INDEX[1]	-1.57%	9.94%

1 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

INVERSE S&P 500 STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2002)	17.71%	Lowest Quarter Return (quarter ended 12/31/1998)	-16.89%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS[2]
Inverse S&P 500 Strategy Fund	0.83%	-8.70%	-3.74%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

2 The Fund commenced continuous operations on June 9, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation including returns for each discrete period, were as follows: May 7, 1997 to May 21, 1997, -3.70%; and May 24, 1997 to June 3, 1997, 0.10%.

MID-CAP 1.5X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	27.41%	Lowest Quarter Return (quarter ended 9/30/2002)	-25.33%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Mid-Cap 1.5X Strategy Fund	3.60%	19.44%	14.46%
S&P MidCap 400® Index[1]	7.98%	16.20%	13.24%

1 The S&P MidCap 400® Index is an unmanaged modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. Returns reflect no deduction for fees, taxes or expenses.

PROSPECTUS

MULTI-CAP CORE EQUITY FUND

Highest Quarter Return (quarter ended 12/31/2006)	7.66%	Lowest Quarter Return (quarter ended 12/31/2007)	-6.89%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (11/29/2005)
MULTI-CAP CORE EQUITY FUND	-5.26%	3.99%
RUSSELL 3000® INDEX[1]	5.14%	9.65%

1 The Russell 3000® Index is an unmanaged capitalization-weighted index that offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. equity market. Returns reflect no deduction for fees, expenses or taxes.

NOVA FUND

Highest Quarter Return (quarter ended 12/31/1998)	31.57%	Lowest Quarter Return (quarter ended 9/30/2002)	-26.76%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Nova Fund	1.13%	14.88%	2.30%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

NASDAQ-100® FUND

Highest Quarter Return (quarter ended 12/31/1999)	53.10%	Lowest Quarter Return (quarter ended 9/30/2001)	-37.14%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
NASDAQ-100® Fund	17.82%	14.91%	6.15%
Nasdaq-100 Index®1	19.24%	16.62%	7.96%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. Returns reflect no deduction for fees, expenses, or taxes.

RUSSELL 2000® FUND

The Russell 2000® Fund has not yet commenced operations and therefore, it does not have a performance history.

RUSSELL 2000® 1.5X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	34.94%	Lowest Quarter Return (quarter ended 9/30/2002)	-30.50%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Russell 2000® 1.5X Strategy Fund	-6.74%	19.22%	11.78%
Russell 2000® Index[1]	-1.57%	16.25%	12.44%

1 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

S&P 500 FUND

The S&P 500 Fund has not yet commenced operations and therefore, it does not have a performance history.

SECTOR ROTATION FUND

Highest Quarter Return (quarter ended 6/30/2003)	14.70%	Lowest Quarter Return (quarter ended 6/30/2006)	-6.08%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/01/2002)
Sector Rotation Fund	22.75%	17.46%	10.21%
S&P 500® Index[1]	5.49%	12.83%	7.40%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS

LARGE-CAP GROWTH FUND

Highest Quarter Return (quarter ended 6/30/2007)	5.39%	Lowest Quarter Return (quarter ended 6/30/2006)	-5.39%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
LARGE-CAP GROWTH FUND	4.87%	4.46%
S&P 500/CITIGROUP PURE GROWTH INDEX[1]	6.64%	8.88%

1 The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

LARGE-CAP VALUE FUND

Highest Quarter Return (quarter ended 12/31/2006)	7.67%	Lowest Quarter Return (quarter ended 12/31/2007)	-7.01%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
LARGE-CAP VALUE FUND	-5.37%	7.54%
S&P 500/CITIGROUP PURE VALUE INDEX[1]	-3.69%	13.46%

1 The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

MID-CAP GROWTH FUND

Highest Quarter Return (quarter ended 12/31/2006)	7.61%	Lowest Quarter Return (quarter ended 6/30/2006)	-7.00%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
MID-CAP GROWTH FUND	8.42%	8.60%
S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX[1]	10.29%	11.38%

1 The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

MID-CAP VALUE FUND

Highest Quarter Return (quarter ended 12/31/2006)	9.78%	Lowest Quarter Return (quarter ended 12/31/2007)	-6.06%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
MID-CAP VALUE FUND	-4.85%	9.41%
S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX[1]	-3.17%	11.69%

1 The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

SMALL-CAP GROWTH FUND

Highest Quarter Return (quarter ended 3/31/2006)	9.53%	Lowest Quarter Return (quarter ended 12/31/2007)	-6.80%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
SMALL-CAP GROWTH FUND	-0.11%	7.95%
S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX[1]	1.51%	10.47%

1 The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

SMALL-CAP VALUE FUND

Highest Quarter Return (quarter ended 3/31/2006)	13.21%	Lowest Quarter Return (quarter ended 9/30/2007)	-12.72%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
SMALL-CAP VALUE FUND	-20.36%	4.17%
S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX[1]	-18.60%	8.28%

1 The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

PROSPECTUS

BANKING FUND

Highest Quarter Return (quarter ended 6/30/2003)	15.53%	Lowest Quarter Return (quarter ended 12/31/2007)	-17.43%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Banking Fund	-27.08%	3.58%	2.68%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

BASIC MATERIALS FUND

Highest Quarter Return (quarter ended 12/31/2003)	22.09%	Lowest Quarter Return (quarter ended 9/30/2002)	-23.95%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Basic Materials Fund	33.97%	22.04%	13.22%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

BIOTECHNOLOGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	26.15%	Lowest Quarter Return (quarter ended 6/30/2002)	-32.74%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Biotechnology Fund	4.40%	9.92%	-2.14%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

CONSUMER PRODUCTS FUND

Highest Quarter Return (quarter ended 6/30/2003)	15.29%	Lowest Quarter Return (quarter ended 9/30/2002)	-10.85%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/29/2001)
Consumer Products Fund	11.08%	12.40%	8.87%
S&P 500® Index[1]	5.49%	12.83%	4.07%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

ELECTRONICS FUND

Highest Quarter Return (quarter ended 6/30/2003)	26.45%	Lowest Quarter Return (quarter ended 9/30/2002)	-38.25%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (08/03/2001)
Electronics Fund	-2.50%	6.58%	-7.95%
S&P 500® Index[1]	5.49%	12.83%	4.85%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

ENERGY FUND

Highest Quarter Return (quarter ended 9/30/2005)	20.27%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.97%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/29/2001)
Energy Fund	33.22%	27.44%	14.59%
S&P 500® Index[1]	5.49%	12.83%	4.07%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS

ENERGY SERVICES FUND

Highest Quarter Return (quarter ended 9/30/2005)	22.76%	Lowest Quarter Return (quarter ended 9/30/2002)	-18.84%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Energy Services Fund	37.10%	26.75%	11.30%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

FINANCIAL SERVICES FUND

Highest Quarter Return (quarter ended 6/30/2003)	17.22%	Lowest Quarter Return (quarter ended 9/30/2002)	-19.17%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (07/20/2001)
Financial Services Fund	-18.80%	8.15%	2.88%
S&P 500® Index[1]	5.49%	12.83%	4.87%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

HEALTH CARE FUND

Highest Quarter Return (quarter ended 6/30/2003)	15.44%	Lowest Quarter Return (quarter ended 6/30/2002)	-16.57%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (06/19/2001)
Health Care Fund	6.02%	11.19%	3.78%
S&P 500® Index[1]	5.49%	12.83%	4.80%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

INTERNET FUND

Highest Quarter Return (quarter ended 6/30/2003)	31.55%	Lowest Quarter Return (quarter ended 6/30/2002)	-30.83%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/24/2001)
Internet Fund	10.39%	17.87%	-3.09%
S&P 500® Index[1]	5.49%	12.83%	3.75%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

LEISURE FUND

Highest Quarter Return (quarter ended 6/30/2003)	17.59%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.30%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/22/2001)
Leisure Fund	-2.54%	13.85%	2.53%
S&P 500® Index[1]	5.49%	12.83%	3.55%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PRECIOUS METALS FUND

Highest Quarter Return (quarter ended 3/31/2002)	31.42%	Lowest Quarter Return (quarter ended 6/30/2004)	-20.72%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Precious Metals Fund	19.55%	16.23%	8.25%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS

RETAILING FUND

Highest Quarter Return (quarter ended 6/30/2003)	19.69%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.72%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (07/23/2001)
Retailing Fund	-12.60%	8.60%	3.01%
S&P 500® Index[1]	5.49%	12.83%	5.15%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

TECHNOLOGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	27.34%	Lowest Quarter Return (quarter ended 9/30/2002)	-26.87%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Technology Fund	10.38%	14.48%	-1.71%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

TELECOMMUNICATIONS FUND

Highest Quarter Return (quarter ended 12/31/2002)	38.10%	Lowest Quarter Return (quarter ended 6/30/2002)	-28.27%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (07/27/2001)
Telecommunications Fund	9.23%	14.74%	1.27%
S&P 500® Index[1]	5.49%	12.83%	4.96%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

TRANSPORTATION FUND

Highest Quarter Return (quarter ended 12/31/2004)	17.88%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.89%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (06/11/2001)
Transportation Fund	-8.75%	9.52%	4.78%
S&P 500® Index[1]	5.49%	12.83%	4.25%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

UTILITIES FUND

Highest Quarter Return (quarter ended 6/30/2003)	20.68%	Lowest Quarter Return (quarter ended 9/30/2002)	-22.51%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Utilities Fund	12.86%	17.30%	1.27%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

EUROPE 1.25X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	27.39%	Lowest Quarter Return (quarter ended 9/30/2002)	-28.86%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Europe 1.25X Strategy Fund	13.06%	20.95%	12.41%
Dow Jones STOXX 50 IndexSM1	13.78%	19.73%	12.90%

1 The Dow Jones STOXX 50 IndexSM is an unmanaged index that is a widely recognized indicator of European stock market performance. Returns reflect no deduction for fees, expenses or taxes. Stoxx and Dow Jones claim copyright and other proprietary interest in Dow Jones STOXX 50 IndexSM. The Dow Jones STOXX 50 IndexSM and the related trademarks have been licensed for certain purposes by the Advisor.

PROSPECTUS

JAPAN 1.25X STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2003)	24.29%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.53%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Japan 1.25X Strategy Fund	-11.23%	11.27%	3.67%
Topix 100 Index[1]	-5.56%	12.91%	6.57%

1 The Topix 100 Index is an unmanaged index that is a widely recognized indicator of Japanese stock market performance. Returns reflect no deduction for fees, expenses or taxes.

INTERNATIONAL ROTATION FUND

The International Rotation Fund has not yet commenced operations and therefore, it does not have a performance history.

GOVERNMENT LONG BOND 1.2X STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2002)	17.53%	Lowest Quarter Return (quarter ended 3/31/1999)	-9.57%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Government Long Bond 1.2X Strategy Fund	9.77%	4.29%	4.68%
Lehman Long Treasury Bond Index[1]	9.81%	5.63%	7.14%

1 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance. Returns reflect no deduction for fees, expenses or taxes.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Highest Quarter Return (quarter ended 3/31/2006)	7.93%	Lowest Quarter Return (quarter ended 6/30/2005)	-8.58%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/01/2003)
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	-4.51%	-3.00%
LEHMAN LONG TREASURY BOND INDEX[1]	9.81%	5.50%

1 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance. Returns reflect no deduction for fees, expenses or taxes.

HIGH YIELD STRATEGY FUND

The High Yield Strategy Fund has not yet commenced operations and therefore, it does not have a performance history.

INVERSE HIGH YIELD STRATEGY FUND

The Inverse High Yield Strategy Fund has not yet commenced operations and therefore, it does not have a performance history.

ABSOLUTE RETURN STRATEGIES FUND

Highest Quarter Return (quarter ended 6/30/2007)	3.70%	Lowest Quarter Return (quarter ended 9/30/2007)	-1.55%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (11/29/2005)
ABSOLUTE RETURN STRATEGIES FUND	3.84%	5.41%
DOW JONES HEDGE FUND BALANCED PORTFOLIO INDEX[1]	7.54%	8.72%

1 The Dow Jones Hedge Fund Balanced Portfolio Index is an unmanaged index that reflects the performance of a portfolio that is allocated approximately equally among six strategies on an asset management platform that seeks to track the Dow Jones Hedge Fund Strategy Benchmarks. The six strategies included are: Convertible Arbitrage, Distressed Securities, Event Driven, Equity Long/Short, Equity Market Neutral and Merger Arbitrage. Returns reflect no deduction for fees, expenses or taxes.

ALTERNATIVE STRATEGIES ALLOCATION FUND

The Alternative Strategies Allocation Fund has not yet commenced operations and therefore, it does not have a performance history.

COMMODITIES STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2007)	11.66%	Lowest Quarter Return (quarter ended 9/30/2006)	-17.62%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (09/30/2005)
COMMODITIES STRATEGY FUND	31.02%	-2.07%
S&P GSCITM COMMODITY INDEX[1]	32.68%	-0.04%

1 The S&P GSCITM Commodity Index, formerly known as the GSCI® Total Return Index, is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities.

PROSPECTUS

HEDGED EQUITY FUND

Highest Quarter Return (quarter ended 3/31/2006)	4.52%	Lowest Quarter Return (quarter ended 9/30/2007)	-2.36%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (11/29/2005)
HEDGED EQUITY FUND	3.16%	5.88%
DOW JONES HEDGE FUND EQUITY LONG/SHORT INDEX[1]	19.79%	13.89%

1 The Dow Jones Hedge Fund Equity Long/Short Index is an unmanaged index that reflects the performance of a portfolio that seeks to produce risk and return characteristics sim-lar to that produced by the equity long/short strategy commonly employed by hedge funds. Returns reflect no deduction for fees, expenses or taxes.

REAL ESTATE FUND

Highest Quarter Return (quarter ended 12/31/2004)	14.32%	Lowest Quarter Return (quarter ended 12/31/2007)	-12.35%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Real Estate Fund	-19.12%	13.85%	11.45%
S&P 500® Index[1]	5.49%	12.83%	7.60%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P"), on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

STRENGTHENING DOLLAR 2X STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2006)	4.01%	Lowest Quarter Return (quarter ended 9/30/2007)	-8.75%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (09/30/2005)
STRENGTHENING DOLLAR 2X STRATEGY FUND	-10.89%	-8.36%
U.S. DOLLAR INDEX® [1]	-8.31%	-6.63%

1 The U.S. Dollar Index® provides a general indication of the international value of the U.S. Dollar. The Index does this by averaging the exchange rates between the U.S. Dollar and six major world currencies (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc). The Index is calculated continuously using foreign exchange quotes from hundreds of banks around the world.

WEAKENING DOLLAR 2X STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2007)	10.94%	Lowest Quarter Return (quarter ended 9/30/2006)	-2.58%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (09/30/2005)
WEAKENING DOLLAR 2X STRATEGY FUND	18.12%	14.02%
U.S. DOLLAR INDEX® [1]	-8.31%	-6.63%

1 The U.S. Dollar Index® provides a general indication of the international value of the U.S. Dollar. The Index does this by averaging the exchange rates between the U.S. Dollar and six major world currencies (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc). The Index is calculated continuously using foreign exchange quotes from hundreds of banks around the world.

ESSENTIAL PORTFOLIO CONSERVATIVE FUND

Highest Quarter Return (quarter ended 6/30/2007)	2.51%	Lowest Quarter Return (quarter ended 9/30/2007)	0.96%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (10/27/2006)
ESSENTIAL PORTFOLIO CONSERVATIVE FUND	6.45%	6.97%
SYNTHETIC ESSENTIAL PORTFOLIO CONSERVATIVE BENCHMARK[1]	6.80%	7.49%
S&P 500 INDEX[1]	5.49%	7.64%

1 The Benchmark reflects a 40/60 ratio of the performance of the S&P 500 Index and the Lehman Aggregate Bond Index. The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P"), on a statistical basis. The Lehman Brothers U.S. Aggregate Index measures the performance of the total United States investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. Returns reflect no deduction for fees, expenses or taxes.

ESSENTIAL PORTFOLIO MODERATE FUND

Highest Quarter Return (quarter ended 6/30/2007)	3.81%	Lowest Quarter Return (quarter ended 12/31/2007)	0.11%

PROSPECTUS

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (10/27/2006)
ESSENTIAL PORTFOLIO MODERATE FUND	6.56%	8.21%
SYNTHETIC ESSENTIAL PORTFOLIO MODERATE BENCHMARK[1]	6.49%	7.64%
S&P 500 INDEX[1]	5.49%	7.64%

1 The Benchmark reflects a 60/40 ratio of the performance of the S&P 500 Index and the Lehman Aggregate Bond Index. The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P"), on a statistical basis. The Lehman Brothers U.S. Aggregate Index measures the performance of the total United States investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. Returns reflect no deduction for fees, expenses or taxes.

ESSENTIAL PORTFOLIO AGGRESSIVE FUND

Highest Quarter Return (quarter ended 6/30/2007)	4.42%	Lowest Quarter Return (quarter ended 12/31/2007)	-0.85%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (10/27/2006)
ESSENTIAL PORTFOLIO AGGRESSIVE FUND	6.64%	8.31%
SYNTHETIC ESSENTIAL PORTFOLIO AGGRESSIVE BENCHMARK[1]	6.02%	7.66%
S&P 500 INDEX[1]	5.49%	7.64%

1 The Benchmark reflects a 80/20 ratio of the performance of the S&P 500 Index and the Lehman Aggregate Bond Index. The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P"), on a statistical basis. The Lehman Brothers U.S. Aggregate Index measures the performance of the total United States investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. Returns reflect no deduction for fees, expenses or taxes.

U.S. GOVERNMENT MONEY MARKET FUND

Highest Quarter Return (quarter ended 12/31/2000)	1.36%	Lowest Quarter Return (quarter ended 3/31/2004)	0.00%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
U.S. Government Money Market Fund	3.90%	1.98%	2.51%
90 Day Treasury Composite Index[1]	5.11%	3.08%	3.80%

1 The 90 Day Treasury Composite Index is an unmanaged index that is a widely recognized indicator of general money market performance. Returns reflect no deduction for fees, expenses or taxes.

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUNDS SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLES AND EXAMPLES DO NO REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLES AND EXAMPLES WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

	DOW 2X STRATEGY FUND	NASDAQ-100® 2X STRATEGY FUND	RUSSELL 2000® 2X STRATEGY FUND	S&P 500 2X STRATEGY FUND	INVERSE DOW 2X STRATEGY FUND	INVERSE NASDAQ-100® 2X STRATEGY FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.73%	0.76%	0.74%	0.72%	0.76%	0.85%[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	1.63%	1.66%	1.64%	1.62%	1.66%	1.75%
	INVERSE RUSSELL 2000® 2X STRATEGY FUND	INVERSE S&P 500 2X STRATEGY FUND	INVERSE MID-CAP STRATEGY FUND	INVERSE NASDAQ-100® STRATEGY FUND	INVERSE RUSSELL 2000® STRATEGY FUND	INVERSE S&P 500 STRATEGY FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
TOTAL OTHER EXPENSES	1.01%[1]	0.81%[1]	0.77%	0.78%	0.77%	0.73%
OTHER EXPENSES	0.81%[1]	0.81%[1]	0.77%	0.78%	0.77%	0.73%
SHORT DIVIDEND EXPENSES	0.20%[2]	NONE	NONE	NONE	NONE	NONE
TOTAL ANNUAL FUND OPERATING EXPENSES	1.91%	1.71%	1.67%	1.68%	1.67%	1.63%

1 Because the Fund is new, "Total Other Expenses" and/or "Other Expenses" are based on estimated amounts for the current fiscal year.

2 Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security – thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the estimated expense ratio for the Inverse Russell 2000® 2x Strategy Fund would equal 1.71%. Because the Fund is new, the expense ratio is based on estimated amounts for the current fiscal year.

PROSPECTUS

	MID-CAP 1.5X STRATEGY FUND	MULTI-CAP CORE EQUITY FUND	NOVA FUND	NASDAQ-100® FUND	RUSSELL 2000® FUND	RUSSELL 2000® 1.5X STRATEGY FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.50%[1]	0.75%	0.75%	0.75%	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.74%	0.77%	0.71%	0.76%	0.77%[2]	0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.64%	1.27%	1.46%	1.51%	1.52%	1.66%
	S&P 500 FUND	SECTOR ROTATION FUND	LARGE-CAP GROWTH FUND	LARGE-CAP VALUE FUND	MID-CAP GROWTH FUND	MID-CAP VALUE FUND
SHAREHOLDER FEES	NONE	NONE	NONE	NONE	NONE	NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%	0.90%	0.75%	0.75%	0.75%	0.75%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.79%[2]	0.71%	0.73%	0.74%	0.73%	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.54%	1.61%	1.48%	1.49%	1.48%	1.49%

1 The Management Fee paid to the Advisor for providing services to the Fund consists of a basic annual fee rate of 0.70% of the Fund's average daily net assets, and a performance adjustment, resulting in a minimum fee of 0.50% and a maximum fee of 0.90%. Because the performance adjustment is applied relative to the performance of the Russell 3000® Index, the Advisor could receive a positive performance adjustment even during periods where the Fund's performance is negative. See "Management of the Funds" for additional information.

2 Because the Fund is new, "Other Expenses" is based on estimated amounts for the current fiscal year.

	SMALL-CAP GROWTH FUND	SMALL-CAP VALUE FUND	BANKING FUND	BASIC MATERIALS FUND	BIOTECHNOLOGY FUND	CONSUMER PRODUCTS FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%	0.75%	0.85%	0.85%	0.85%	0.85%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.74%	0.74%	0.74%	0.73%	0.74%	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.49%	1.49%	1.59%	1.58%	1.59%	1.59%
	ELECTRONICS FUND	ENERGY FUND	ENERGY SERVICES FUND	FINANCIAL SERVICES FUND	HEALTH CARE FUND	INTERNET FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.74%	0.73%	0.73%	0.74%	0.74%	0.69%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%	1.58%	1.58%	1.59%	1.59%	1.54%

PROSPECTUS

	LEISURE FUND	PRECIOUS METALS FUND	RETAILING FUND	TECHNOLOGY FUND	TELECOMMUNI- CATIONS FUND	TRANSPORTATION FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%	0.75%	0.85%	0.85%	0.85%	0.85%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.74%	0.70%	0.75%	0.71%	0.73%	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%	1.45%	1.60%	1.56%	1.58%	1.60%

	UTILITIES FUND	EUROPE 1.25x STRATEGY FUND	JAPAN 1.25x STRATEGY FUND	INTER- NATIONAL ROTATION FUND	GOVERNMENT LONG BOND 1.2x STRATEGY FUND	INVERSE GOVERNMENT LONG BOND STRATEGY FUND	HIGH YIELD STRATEGY FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%	0.90%	0.90%	0.90%	0.50%	0.90%	0.75%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE	NONE
TOTAL OTHER EXPENSES	0.73%	0.73%	0.74%	1.20%[1]	0.70%	2.93%	0.77%[1]
OTHER EXPENSES	0.73%	0.73%	0.74%	0.75%[1]	0.70%	0.73%	0.77%[1]
SHORT INTEREST EXPENSES	NONE	NONE	NONE	NONE	NONE	2.20%[2]	NONE
ACQUIRED FUND FEES AND EXPENSES	NONE	NONE	NONE	0.45%[3]	NONE	NONE	NONE
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%	1.63%	1.64%	2.10%	1.20%	3.83%	1.52%

1 Because the Fund is new, "Total Other Expenses" and "Other Expenses" are based on estimated amounts for the current fiscal year.

2 Short Interest Expense occurs because the Fund short-sells the Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset – in its entirety or in part – by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than expenses, the expense ratio for the Inverse Government Long Bond Strategy Fund would have equaled 1.63%.

3 As a shareholder in certain funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. Because the Fund is new, "Acquired Fund Fees and Expenses" are estimated for the current fiscal year and are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown.

	INVERSE HIGH YIELD STRATEGY FUND	ABSOLUTE RETURN STRATEGIES FUND	ALTERNATIVE STRATEGIES ALLOCATION FUND	COMMODITIES STRATEGY FUND	HEDGED EQUITY FUND		REAL ESTATE FUND
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A	N/A	N/A	N/A		N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%	1.15%	NONE	0.75%	1.15%		0.85%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE		NONE
TOTAL OTHER EXPENSES	4.12%[1]	0.54%[2]	0.01%[1]	0.73%	0.66%[2]		0.75%
OTHER EXPENSES	0.77%[1]	0.02%	0.01%[1]	0.73%	0.03%		0.75%
SHORT DIVIDEND EXPENSES	NONE	0.52%[3]	NONE	NONE	0	.63%[3]	NONE
SHORT INTEREST EXPENSES	3.35%[4]	NONE	NONE	NONE	NONE		NONE
ACQUIRED FUND FEES AND EXPENSES	NONE	NONE	1.75%[5]	NONE	NONE		NONE
LESS FEE WAIVERS	NONE	NONE	NONE	0.20%[6]	NONE		NONE
TOTAL ANNUAL FUND OPERATING EXPENSES	4.87%	1.69%	1.76%	1.28%	1.81%		1.60%
	STRENGTHENING DOLLAR 2X STRATEGY FUND	WEAKENING DOLLAR 2X STRATEGY FUND	ESSENTIAL PORTFOLIO CONSERVATIVE FUND	ESSENTIAL PORTFOLIO MODERATE FUND	ESSENTIAL PORTFOLIO AGGRESSIVE FUND		U.S. GOVERNMENT MONEY MARKET FUND
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A	N/A	N/A	N/A		N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.90%	NONE	NONE	NONE		0.50%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE		NONE
OTHER EXPENSES	0.71%	0.74%	0.03%[7]	0.01%[7]	0.01%[7]		0.69%
ACQUIRED FUND FEES AND EXPENSES	NONE	NONE	1.43%[5]	1.52%[5]	1.54%[5]		NONE
TOTAL ANNUAL FUND OPERATING EXPENSES	1.61%	1.64%	1.46%	1.53%	1.55%		1.19%

1 Because the Fund is new, "Total Other Expenses" and/or "Other Expenses" are based on estimated amounts for the current fiscal year.

2 The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expenses and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

3 Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the shorted security – thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 1.17% for the Absolute Return Strategies Fund and 1.18% for the Hedged Equity Fund.

4 Short Interest Expense occurs because the Fund short-sells the Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset – in its entirety or in part – by the income derived from the short-sale and/or by earnings on the capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than expenses, the estimated expense ratio for the Inverse High Yield Strategy Fund would have equaled 1.52%. Because the Fund is new, the expense ratio is based on estimated amounts for the current fiscal year.

5 As a shareholder in certain funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are estimated for the current fiscal year and are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown.

6 The Advisor has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.29% annum of the average monthly net assets of the Fund (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to May 1, 2009, except with the approval of the Board of Trustees. There is no guarantee that the Contractual Fee Waiver will continue beyond May 1, 2009.

7 The Advisor has contractually agreed to pay all "Other Expenses" of the Fund, excluding acquired fund fees and expenses, interest and expenses (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

PROSPECTUS

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
DOW 2X STRATEGY	$166	$514	$887	$1,933
NASDAQ-100® 2X STRATEGY	$169	$523	$902	$1,965
RUSSELL 2000® 2X STRATEGY	$167	$517	$892	$1,944
S&P 500 2X STRATEGY	$165	$511	$881	$1,922
INVERSE DOW 2X STRATEGY	$169	$523	$902	$1,965
INVERSE NASDAQ-100® 2X STRATEGY	$178	$551	N/A	N/A
INVERSE RUSSELL 2000® 2X STRATEGY	$194	$600	N/A	N/A
INVERSE S&P 500 2X STRATEGY	$174	$539	N/A	N/A
INVERSE MID-CAP STRATEGY	$170	$526	$907	$1,976
INVERSE NASDAQ-100® STRATEGY	$171	$530	$913	$1,987
INVERSE RUSSELL 2000® STRATEGY	$170	$526	$907	$1,976
INVERSE S&P 500 STRATEGY	$166	$514	$887	$1,933
MID-CAP 1.5X STRATEGY	$167	$517	$892	$1,944
MULTI-CAP CORE EQUITY	$129	$403	$697	$1,534
NOVA	$149	$462	$797	$1,746
NASDAQ-100®	$154	$477	$824	$1,802
RUSSELL 2000®	$155	$480	N/A	N/A
RUSSELL 2000® 1.5X STRATEGY	$169	$523	$902	$1,965
S&P 500	$157	$486	N/A	N/A
SECTOR ROTATION	$164	$508	$876	$1,911
LARGE-CAP GROWTH	$151	$468	$808	$1,768
LARGE-CAP VALUE	$152	$471	$813	$1,779
MID-CAP GROWTH	$151	$468	$808	$1,768
MID-CAP VALUE	$152	$471	$813	$1,779
SMALL-CAP GROWTH	$152	$471	$813	$1,779
SMALL-CAP VALUE	$152	$471	$813	$1,779
BANKING	$162	$502	$866	$1,889
BASIC MATERIALS	$161	$499	$860	$1,878
BIOTECHNOLOGY	$162	$502	$866	$1,889
CONSUMER PRODUCTS	$162	$502	$866	$1,889
ELECTRONICS	$162	$502	$866	$1,889
ENERGY	$161	$499	$860	$1,878
ENERGY SERVICES	$161	$499	$860	$1,878
FINANCIAL SERVICES	$162	$502	$866	$1,889
HEALTH CARE	$162	$502	$866	$1,889
INTERNET	$157	$486	$839	$1,834
LEISURE	$162	$502	$866	$1,889
PRECIOUS METALS	$148	$459	$792	$1,735
RETAILING	$163	$505	$871	$1,900
TECHNOLOGY	$159	$493	$850	$1,856
TELECOMMUNICATIONS	$161	$499	$860	$1,878
TRANSPORTATION	$163	$505	$871	$1,900

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
UTILITIES	$161	$499	$860	$1,878
EUROPE 1.25X STRATEGY	$166	$514	$887	$1,933
JAPAN 1.25X STRATEGY	$167	$517	$892	$1,944
INTERNATIONAL ROTATION	$213	$658	N/A	N/A
GOVERNMENT LONG BOND 1.2X STRATEGY	$122	$381	$660	$1,455
INVERSE GOVERNMENT LONG BOND STRATEGY	$385	$1,169	$1,972	$4,062
HIGH YIELD STRATEGY	$155	$480	N/A	N/A
INVERSE HIGH YIELD STRATEGY	$487	$1,464	N/A	N/A
ABSOLUTE RETURN STRATEGIES	$172	$533	$918	$1,998
ALTERNATIVE STRATEGIES ALLOCATION	$179	$554	N/A	N/A
COMMODITIES STRATEGY	$130	$448	$789	$1,751
HEDGED EQUITY	$184	$569	$980	$2,127
REAL ESTATE	$163	$505	$871	$1,900
STRENGTHENING DOLLAR 2X STRATEGY	$164	$508	$876	$1,911
WEAKENING DOLLAR 2X STRATEGY	$167	$517	$892	$1,944
ESSENTIAL PORTFOLIO CONSERVATIVE	$149	$462	$797	$1,746
ESSENTIAL PORTFOLIO MODERATE	$156	$483	$834	$1,824
ESSENTIAL PORTFOLIO AGGRESSIVE	$158	$490	$845	$1,845
U.S. GOVERNMENT MONEY MARKET	$121	$378	$654	$1,443

PROSPECTUS

MORE INFORMATION ABOUT THE FUNDS:
BENCHMARKS AND INVESTMENT METHODOLOGY

BENCHMARK INFORMATION

The Domestic Equity Funds (except for the Multi-Cap Core Equity Fund and the Sector Rotation Fund), Domestic Equity - Style Funds, International Equity Funds (except for the International Rotation Fund), Fixed Income Funds (except for the High Yield Strategy Fund and Inverse High Yield Strategy Fund), Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
DOW 2X STRATEGY FUND	200% OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGESM

NASDAQ-100® 2X STRATEGY FUND	200% OF THE PERFORMANCE OF THE NASDAQ-100 INDEX®

RUSSELL 2000® 2X STRATEGY FUND	200% OF THE PERFORMANCE OF THE RUSSELL 2000® INDEX

S&P 500 2X STRATEGY FUND	200% OF THE PERFORMANCE OF THE S&P 500® INDEX

INVERSE DOW 2X STRATEGY FUND	200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGESM

INVERSE NASDAQ-100® 2X STRATEGY FUND	200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ-100 INDEX®

INVERSE RUSSELL 2000® 2X STRATEGY FUND	200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE RUSSELL 2000® INDEX

INVERSE S&P 500 2X STRATEGY FUND	200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500® INDEX

INVERSE MID-CAP STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P MIDCAP 400® INDEX

INVERSE NASDAQ-100® STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ-100 INDEX®

INVERSE RUSSELL 2000® STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE RUSSELL 2000® INDEX

INVERSE S&P 500 STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500® INDEX

MID-CAP 1.5X STRATEGY FUND	S&P MIDCAP 400® INDEX (THE FUND SEEKS EXPOSURE TO 150% OF THE PERFORMANCE OF ITS BENCHMARK)

NOVA FUND	150% OF THE PERFORMANCE OF THE S&P 500® INDEX

NASDAQ-100® FUND	NASDAQ-100 INDEX®

RUSSELL 2000® FUND	RUSSELL 2000® INDEX

RUSSELL 2000® 1.5X STRATEGY FUND	RUSSELL 2000® INDEX (THE FUND SEEKS EXPOSURE TO 150% OF THE PERFORMANCE OF ITS BENCHMARK)

S&P 500 FUND	S&P 500® INDEX

LARGE-CAP GROWTH FUND	S&P 500/CITIGROUP PURE GROWTH INDEX

LARGE-CAP VALUE FUND	S&P 500/CITIGROUP PURE VALUE INDEX

MID-CAP GROWTH FUND	S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX

MID-CAP VALUE FUND	S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX

SMALL-CAP GROWTH FUND	S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX

SMALL-CAP VALUE FUND	S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX

EUROPE 1.25X STRATEGY FUND	DOW JONES STOXX 50 INDEXSM (THE FUND SEEKS EXPOSURE TO 125% OF THE PERFORMANCE OF ITS BENCHMARK)

JAPAN 1.25X STRATEGY FUND	TOPIX 100 INDEX (THE FUND SEEKS EXPOSURE TO 125% OF THE PERFORMANCE OF ITS BENCHMARK)

GOVERNMENT LONG BOND 1.2X STRATEGY FUND	LONG TREASURY BOND (THE FUND SEEKS EXPOSURE TO 120% OF THE PERFORMANCE OF ITS BENCHMARK)

INVERSE GOVERNMENT LONG BOND STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG TREASURY BOND

COMMODITIES STRATEGY FUND	S&P GSCITM COMMODITY INDEX

STRENGTHENING DOLLAR 2X STRATEGY FUND	200% OF THE PERFORMANCE OF THE U.S. DOLLAR INDEX®

WEAKENING DOLLAR 2X STRATEGY FUND	200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE U.S. DOLLAR INDEX®

A BRIEF GUIDE TO THE UNDERLYING INDICES

DOW JONES INDUSTRIAL AVERAGESM. The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. The index is published by Dow Jones and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors. As of December 31, 2007, the Dow Jones Industrial AverageSM included companies with a capitalization range of $14.1 billion to $511.9 billion.

DOW JONES STOXX 50® INDEX. The Dow Jones Stoxx 50® Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 31, 2007, the Dow Jones Stoxx 50® Index included companies with a capitalization range of $35.2 billion to $231 billion.

NASDAQ-100 INDEX®. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. As of December 31, 2007, the NASDAQ-100 Index® included companies with a capitalization range of $2.9 billion to $333 billion.

RUSSELL 2000® INDEX. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 11% of the Russell 3000® total market capitalization. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2007, the Russell 2000® Index included companies with a capitalization range of $27 million to $8.6 billion.

S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2007, the S&P 500 Index included companies with a capitalization range of $708 million to $511.9 billion.

S&P 500/CITIGROUP PURE GROWTH INDEX. The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of December 31, 2007, the S&P 500/Citigroup Pure Growth Index included companies with a capitalization range of $1.9 billion to $511.9 billion.

S&P 500/CITIGROUP PURE VALUE INDEX. The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of December 31, 2007, the S&P 500/Citigroup Pure Value Index included companies with a capitalization range of $708 million to $252.1 billion.

S&P GSCITM COMMODITY INDEX (FORMERLY, THE GSCI® TOTAL RETURN INDEX). The S&P GSCITM Commodity Index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The S&P GSCITM Commodity Index is significantly different than the return from buying physical commodities.

S&P MIDCAP 400 INDEX. The S&P MidCap 400 Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 31, 2007, the S&P MidCap 400 Index included companies with a capitalization range of $342 million to $12.3 billion.

S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX. The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 31, 2007, the S&P MidCap 400/Citigroup Pure Growth Index included companies with a capitalization range of $560 million to $12.3 billion.

S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX. The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. As of December 31, 2007, the S&P MidCap 400/Citigroup Pure Value Index included companies with a capitalization range of $420 million to $6.3 billion.

S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX. The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of December 31, 2007, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with a capitalization range of $167 million to $4.8 billion.

S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX. The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of December 31, 2007, the S&P SmallCap 600/Citigroup Pure Value Index included companies with a capitalization range of $89 million to $3.5 billion.

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 31, 2007, the Topix 100 Index included companies with a capitalization range of $5.7 billion to $194.2 billion.

U.S. DOLLAR INDEX®. The U.S. Dollar Index® (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by calculating the weighted average of the change in six major foreign currency exchange rates (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc) against the U.S. Dollar. The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world.

PROSPECTUS

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume: (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 9.28%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended in 2007 of the indices underlying the Funds' benchmarks is as follows: Dow Jones Industrial AverageSM — 9.21%; Dow Jones STOXX 50® Index — 10.84%; NASDAQ-100 Index® — 15.28%; Russell 2000® Index — 14.41%; S&P 500 Index — 9.28%; S&P MidCap 400 Index — 11.02%; Topix 100 Index — 13.89%; and U.S. Dollar Index® — 6.96%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

PROSPECTUS

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Multi-Cap Core Equity Fund, Sector Rotation Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Strategies Allocation Fund and Essential Portfolio Funds, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments. For the Alternative Strategies Allocation Fund, the Fund may, but will not necessarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, the Fund may not achieve its investment objective.

DOMESTIC EQUITY FUNDS (EXCEPT FOR THE MULTI-CAP CORE EQUITY FUND AND SECTOR ROTATION FUND), DOMESTIC EQUITY-STYLE FUNDS, INTERNATIONAL EQUITY FUNDS (EXCEPT FOR THE INTERNATIONAL ROTATION FUND), FIXED INCOME FUNDS (EXCEPT FOR THE HIGH YIELD STRATEGY FUND AND INVERSE HIGH YIELD STRATEGY FUND), COMMODITIES STRATEGY FUND, STRENGTHENING DOLLAR 2x STRATEGY FUND AND WEAKENING DOLLAR 2x STRATEGY FUND. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds — Dow 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Inverse Russell 2000® 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund — are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse Dow 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Inverse Russell 2000® 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Government Long Bond Strategy Fund and Weakening Dollar 2x Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.

MULTI-CAP CORE EQUITY FUND. The Advisor manages the Fund using quantitative investment strategies. This quantitative investment approach relies on financial models and computer databases to assist in the allocation of assets and selection of securities. The Fund's investments are allocated into "capitalization specific" segments of the U.S. equity market. These segments are designed to cover the large-cap, mid-cap and small-cap segments of the market. The Advisor generally considers the largest 200 companies to represent the large-cap segment, the next largest 800 companies to represent the mid-cap segment and the smallest 2,000 companies to represent the small-cap segment. The Advisor generally allocates the Fund's investments equally among the size segments and rebalances periodically using a quantitative methodology designed to maintain its target allocations.

In selecting Fund investments, the Advisor considers a universe of approximately 3,000 securities eligible for purchase, representing approximately 98% of the total capitalization of the U.S. equity market. The Advisor uses a quantitative investment approach to select securities using a set of factors ("the Model") that it believes are indicative of future returns. These include value and growth factors such as relative price-to-book ratios and free-cash flow growth measures, respectively. The factors are intended to complement each other and to generate more consistent positive returns. The Advisor believes that each factor offers a unique perspective that when combined with the other factors considered offers insight into security selection that is greater than any one singular view. Securities are evaluated within each of the three size segments and compared to their appropriate peers in order to mitigate bias in the investment process. When constructing the portfolio, the Advisor considers the security's relative attractiveness according to the Model, its relative contribution to the portfolio's risk, and its ability to reduce or hedge unwanted risks.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2,000 securities are eligible for purchase from the industry buy lists. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of volatility in the top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

SECTOR AND REAL ESTATE FUNDS. In managing the Sector and Real Estate Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector using Global Industry Classification Standard (GICS) codes. The Advisor then employs a quantitative screen to ensure minimum capitalization and liquidity standards. The resulting portfolio is weighted to meet diversification standards and to generate returns respective of that sector. The Advisor monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representation of its sector.

HIGH YIELD STRATEGY AND INVERSE HIGH YIELD STRATEGY FUNDS. The Advisor's primary objective for the High Yield Strategy Fund and Inverse High Yield Strategy Fund is to correlate with the performance of the high yield bond market. The Advisor seeks to create portfolios that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Funds will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection and the Inverse High Yield Strategy Fund will generally be a buyer of credit protection. To manage interest rate risk, the Funds invest in bond futures. The High Yield Strategy Fund will typically buy bond futures, whereas the Inverse High Yield Strategy Fund will typically sell bond futures short. Additionally, the Advisor evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for each Fund.

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for defensive purposes. If the Advisor does so, different factors could affect the Funds' performance and the Funds may not achieve their respective investment objectives.

ABSOLUTE RETURN STRATEGIES AND HEDGED EQUITY FUNDS. As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. Beta is commonly referred to as market risk. In this context, the Advisor considers exposure to both directional positions (e.g., equities and/or fixed income securities) and non-directional positions (e.g., value and/or corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their exposure to them in the aggregate, and the investment returns provided by the exposure, have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Funds employ a proprietary quantitative model that uses a style analysis of the returns of the appropriate hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate segment of the hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

Directional and Non-Directional Positions

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market. For example, the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Funds will predominately have a long exposure to directional positions. There may be times that the Funds will have a short exposure to directional positions. The Funds use some, or all, of the following directional positions:

• An Equities position involves investing in a portfolio that buys a basket of stocks or derivatives thereof, such as index futures.

• A Fixed Income position involves investing in a portfolio that buys a basket of U.S. Government securities or bond futures.

• A Directional Commodity trade involves investing in precious metals, livestock, grains, and other basic goods or materials.

• A Directional Currency trade consists of purchasing or selling a basket of foreign currencies against the US Dollar.

• A Covered Call Options position involves investing in written call options on underlying securities which a Fund already owns.

• A Long Options position involves investing in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

• A Volatility Arbitrage Spread trade involves trading volatility/variance futures or swaps which provide a return based on the difference between the implied volatility in the marketplace at the time of sale and the subsequently realized market volatility. The swap is structured to include protection against extreme movements in market volatility.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Funds will predominately have a long exposure to non-directional positions. There may be times that the Funds will have short exposure to non-directional positions. The Funds use some, or all, of the following non-directional position:

PROSPECTUS

• A Market Neutral Value position involves investing in a basket of stocks that exhibit traditional value characteristics and simultaneously selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Growth position involves investing in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Momentum position involves investing in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Capitalization position involves investing in a basket of small and mid-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Illiquidity Premium trade involves purchasing a basket of illiquid securities which may include, but is not limited to, closed-end funds and shorting a basket of more liquid stocks against them. The portfolio is structured to minimize market exposure.

• A Merger Arbitrage Spreads position involves investing in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Duration Neutral Term Spreads position involves investing in long 10-year U.S. Government securities and simultaneously selling short 2-year U.S. Government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

• A Duration Neutral Default Spreads position involves investing in a basket of corporate bonds and simultaneously selling short U.S. Government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

• A Convertible Arbitrage Spread involves purchasing a basket of convertible bonds and simultaneously selling short associated equities against them. The portfolio is structured in such a way as to minimize equity and credit market exposure.

• A Currency Spread trade involves purchasing a basket of high yielding currencies and selling short a basket of low yielding currencies against it. The portfolio is structured to be dollar neutral.

ALTERNATIVE STRATEGIES ALLOCATION FUND. The Fund attempts to achieve returns with low correlation to the returns of traditional stock and bond asset classes and generate capital appreciation by investing the Fund's assets in underlying funds comprised of alternative and non-traditional asset classes or investment strategies such as, but not limited to, absolute return, currency arbitrage, commodities, global macro, managed futures and real estate.

In seeking to achieve returns with low correlation to the returns of traditional stock and bond asset classes and to provide capital appreciation, the Advisor uses a quantitative investment methodology with input from current market data to efficiently allocate the Fund's assets across the underlying funds (the "optimization process"). The goal of the optimization process is to create the best portfolio, given historical correlations and risks, to achieve the Fund's stated objective. The process applies dynamic constraints that seek to diversify the risks across the underlying funds and avoid a concentration of risk from a single underlying fund's specific risk. The Advisor administers the optimization process on a regular basis in order to rebalance the composition of the underlying funds and adjust underlying fund weights.

ESSENTIAL PORTFOLIO FUNDS. Essential Portfolio Theory, or EPT, attempts to maximize returns for a targeted level of risk by investing each Fund's assets in underlying funds comprised of equities, fixed income/money market securities, or alternative investments, such as commodities and real estate, and alternative investment strategies such as absolute return, leveraged, and sector-based strategies.

In seeking to achieve the goal of maximizing returns for each Fund's target risk, the Advisor uses quantitative analysis to efficiently allocate across underlying funds (the "optimization process"). The Advisor runs the optimization process on a regular basis in order to integrate current market data and reallocate, as necessary, each Fund's asset allocations.

The Essential Portfolio Funds seek to integrate many of the central tenets of Essential Portfolio Theory, which include:

• Taking advantage of true diversification: Expand upon the traditional asset allocation menu and consider asset classes both positively and negatively correlated to the market, such as commodities, futures, real estate, inverse investments, hedge fund-type strategies such as absolute return, and leveraged or currency products – all of which may help investors achieve a truly diversified portfolio that may reduce risk.

• Combining leverage with diversification to achieve a targeted risk/return objective: Invest in underlying funds that use leverage to increase exposure to select market indices, freeing up assets to invest in alternative asset classes.

• Offsetting the constraints of long-only portfolios: Long-only portfolios increase in value only in a rising environment. By adding short or inverse underlying funds to a portfolio – inverse funds, and underlying funds that use options or futures – investors can potentially reduce market risks and create and absolute return strategy.

• Moving away from cap-weighting: A cap-weighted portfolio puts the largest weight on the companies that are the biggest. There is more diversification and opportunity if the investments are spread over smaller companies.

• Incorporating current and forward-looking data: Instead of considering recent historical data and past performance to make projections for future periods, use current information to project future expectations and to optimize returns.

• Implementing multifactor strategies: When estimating an asset's expected return, consider a variety of factors, such as growth, value, size and momentum.

• Employing rules-based rebalancing: Use rules- or risk-based rebalancing – putting parameters in place based on portfolio weightings – rather than rebalancing solely upon a preset, calendar based schedule – which may help avoid the risk of overconcentration of an asset class in a volatile market.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Ordinarily, investors may buy shares on any day that the NYSE is open for business (a "Business Day"). However, the Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government Bond Market is closed, including Columbus Day and Veterans' Day. In addition, on any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

Shares of each Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Because the Domestic Equity Funds (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund), Domestic Equity – Style Funds, Sector Funds, International Equity Funds (except for the International Rotation Fund), Fixed Income Funds, Real Estate Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and U.S. Government Money Market Fund are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

PROSPECTUS

Unlike most other Rydex Funds, the Multi-Cap Core Equity Fund, Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, and Essential Portfolio Funds are not suitable for purchase by active investors. Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Funds are sold primarily, directly and indirectly, through variable annuity and variable life insurance products, the Funds expect that all shares of the Funds will be owned, directly and indirectly, on an omnibus by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Funds' ability to prevent frequent trading of the Funds will be solely dependent on the ability and willingness of the various insurance companies to assist in its prevention. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). Each insurance company may have different rules about the timing and processing of transaction orders. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund, except for the Essential Portfolio Funds, Alternative Strategies Allocation Fund, Commodities Strategy Fund, and International Equity Funds, generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV. Each Asset Allocation Fund generally values shares of the underlying funds at their NAV and other investments at market prices. Similarly, the Commodities Strategy Fund will regularly value its investments in structured notes at fair value and other investments at market prices.

The International Equity Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the International Equity Funds price their shares at the close of the NYSE. As such, the value assigned to the International Equity Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees. More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund and Government Long Bond 1.2x Strategy Fund which declare and pay dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors II, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. With respect to the International Rotation Fund, the Advisor implements investment management strategies generated by the Fund's sub-advisor, Valu-Trac Investment Management Limited. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2007, based on the average daily net assets for each Fund, as set forth beow:

FUND	ADVISORY FEE
DOW 2X STRATEGY FUND	0.90%
NASDAQ-100® 2X STRATEGY FUND	0.90%
RUSSELL 2000® 2X STRATEGY FUND	0.90%
S&P 500 2X STRATEGY FUND	0.90%
INVERSE DOW 2X STRATEGY FUND	0.90%
INVERSE NASDAQ-100® 2X STRATEGY FUND	0.90%*
INVERSE RUSSELL 2000® 2X STRATEGY FUND	0.90%*
INVERSE S&P 500 2X STRATEGY FUND	0.90%*
INVERSE MID-CAP STRATEGY FUND	0.90%
INVERSE NASDAQ-100® STRATEGY FUND	0.90%
INVERSE RUSSELL 2000® STRATEGY FUND	0.90%
INVERSE S&P 500 STRATEGY FUND	0.90%
MID-CAP 1.5X STRATEGY FUND	0.90%
MULTI-CAP CORE EQUITY FUND	0.50%**
NOVA FUND	0.75%
NASDAQ-100® FUND	0.75%
RUSSELL 2000® FUND	0.75%*
RUSSELL 2000® 1.5X STRATEGY FUND	0.90%
S&P 500 FUND	0.90%*
SECTOR ROTATION FUND	0.90%
LARGE-CAP GROWTH FUND	0.75%

PROSPECTUS

FUND	ADVISORY FEE
LARGE-CAP VALUE FUND	0.75%
MID-CAP GROWTH FUND	0.75%
MID-CAP VALUE FUND	0.75%
SMALL-CAP GROWTH FUND	0.75%
SMALL-CAP VALUE FUND	0.75%
SECTOR FUNDS (EXCEPT FOR THE PRECIOUS METALS FUND)	0.85%
PRECIOUS METALS FUND	0.75%
EUROPE 1.25X STRATEGY FUND	0.90%
JAPAN 1.25X STRATEGY FUND	0.90%
INTERNATIONAL ROTATION FUND	0.90	%*
GOVERNMENT LONG BOND 1.2X STRATEGY FUND	0.50%
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	0.90%
HIGH YIELD STRATEGY FUND	0.75	%*
INVERSE HIGH YIELD STRATEGY FUND	0.75	%*
ABSOLUTE RETURN STRATEGIES FUND	1.15%
ALTERNATIVE STRATEGIES ALLOCATION FUND	0.00	%*
COMMODITIES STRATEGY FUND	0.75	%***
HEDGED EQUITY FUND	1.15%
REAL ESTATE FUND	0.85%
STRENGTHENING DOLLAR 2X STRATEGY FUND	0.90%
WEAKENING DOLLAR 2X STRATEGY FUND	0.90%
ESSENTIAL PORTFOLIO CONSERVATIVE FUND	0.00%
ESSENTIAL PORTFOLIO MODERATE FUND	0.00%
ESSENTIAL PORTFOLIO AGGRESSIVE FUND	0.00%
U.S. GOVERNMENT MONEY MARKET FUND	0.50%

*  The Fund has not yet commenced operations. The Advisory Fee reflected in the table above is the contractual fee that the Fund will pay to the Advisor upon commencement of operations.

**  The Advisor is paid a base management fee that is subject to a performance adjustment so that base fee can increase to a maximum of 0.90% or decrease to a minimum of 0.50%, depending on the investment performance of the Fund relative to the Russell 3000® Index (the "Index"). The Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. Equity market. The performance comparison will be made for a rolling 12-month period, with performance adjustments made at the end of each month beginning November 30, 2006. The 12-month comparison period will roll over with each succeeding month, so that it will always equal 12 months, ending with the month for which the performance adjustment is being computed. For every 0.0375% of difference between the performance of the Fund and the performance of the Index, the Advisor's fee will be adjusted upwards or downwards by 0.01%. The maximum annualized performance adjustment is +/- 0.20%.

***  The Advisor has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.29% per annum of the average monthly net assets of the Fund (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to May 1, 2009, except with the approval of the Board of Trustees. There is no guarantee that the Contractual Fee Waiver will continue beyond May 1, 2009.

The Advisor pays the Sub-Advisor out of the advisory fees it receives. The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Absolute Return Strategies Fund, Hedged Equity Fund, and Essential Portfolio Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, acquired fund fees and expenses, and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses and extraordinary expenses.

INVESTMENT SUB-ADVISOR

Valu-Trac Investment Management Limited, an SEC registered investment adviser, is located in Orton, Fochabers, Moray, Scotland, UK IV32 7QE, and serves as investment sub-advisor to the International Rotation Fund. The Sub-Advisor, a wholly-owned subsidiary of Valu-Trac Limited, specializes in international investments and is responsible for the development and on-going maintenance of the investment management strategy utilized by the Fund. Since 1989, the Sub-Advisor has provided investment advisory services to individuals, employee benefit plans, trusts and corporations.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement and investment sub-advisory agreement is available in the Trust's Annual Report to Shareholders, which covers the period January 1, 2007 to December 31, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. In addition to Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

Michael P. Byrum, CFA, President and CIO of Rydex Investments – As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Director of Alternative Investment Strategies – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Senior Portfolio Manager – Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Douglas Holmes, CFA, Director of Stock Selection and Asset Allocation – As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2007 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2007 Annual Report is incorporated by reference in the SAI.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Total Distributions
Nova Fund
December 31, 2007	$10.09	$.12	$—	$.12	$(.15)	$—	$—	$(.15)
December 31, 2006	8.56	.11	1.54	1.65	(.12)	—	—	(.12)
December 31, 2005	8.26	.05	.28	.33	(.03)	—	—	(.03)
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—
Inverse S&P 500 Strategy Fund (Formerly, Inverse S&P 500 Fund)
December 31, 2007	43.90	1.35	(1.00)	.35	(2.04)	—	—	(2.04)
December 31, 2006†††	51.50	1.70	(5.60)	(3.90)	(3.70)	—	—	(3.70)
December 31, 2005†††	51.90	.80	(1.20)	(.40)	—	—	—	—
December 31, 2004†††	57.70	(.20)	(5.60)	(5.80)	—	—	—	—
December 31, 2003†††	75.70	(.40)	(17.60)	(18.00)	—	—	—	—
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	15.39	.03	2.71	2.74	(.01)	—	—	(.01)
December 31, 2006	14.55	(.07)	.91	.84	—	—	—	—
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—
Inverse NASDAQ-100® Strategy Fund (Formerly, Inverse OTC Fund)
December 31, 2007	19.79	.64	(2.87)	(2.23)	(.57)	—	—	(.57)
December 31, 2006	21.51	.74	(1.07)	(.33)	(1.39)	—	—	(1.39)
December 31, 2005	21.24	.33	(.06)	.27	—	—	—	—
December 31, 2004	24.09	(.08)	(2.77)	(2.85)	—	—	—	—
December 31, 2003	39.04	(.22)	(14.33)	(14.55)	—	(.40)	—	(.40)
S&P 500 2x Strategy Fund (Formerly, Dynamic S&P 500 Fund)
December 31, 2007	21.71	.26	(.08)	.18	(.23)	(2.42)	—	(2.65)
December 31, 2006	18.37	.23	4.12	4.35	(.20)	(.81)	—	(1.01)
December 31, 2005	19.83	.10	.53	.63	(.02)	(2.07)	—	(2.09)
December 31, 2004	21.59	.02	2.98	3.00	—	(4.76)	—	(4.76)
December 31, 2003	16.09	(.11)	8.95	8.84	—	(3.34)	—	(3.34)
NASDAQ-100® 2x Strategy Fund (Formerly, OTC 2x Strategy Fund)
December 31, 2007	23.46	.13	6.49	6.62	(.10)	—	—	(.10)
December 31, 2006	22.39	.03	1.06	1.09	(.02)	—	—	(.02)
December 31, 2005	23.09	(.09)	(.61)	(.70)	—	—	—	—
December 31, 2004	21.73	(.06)	2.76	2.70	(.97)	(.06)	(.31)	(1.34)
December 31, 2003	11.90	(.21)	11.95	11.74	—	(1.91)	—	(1.91)

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2007	$(.03)	$10.06	1.13%	1.46%	1.12%	94%	$82,191
December 31, 2006	1.53	10.09	19.27%	1.48%	1.18%	211%	134,477
December 31, 2005	.30	8.56	3.97%	1.53%	0.60%	381%	132,018
December 31, 2004	1.05	8.26	14.62%	1.46%	0.41%	654%	130,200
December 31, 2003	2.03	7.21	39.19%	1.54%	0.09%	729%	81,816
Inverse S&P 500 Strategy Fund (Formerly, Inverse S&P 500 Fund)
December 31, 2007	(1.69)	42.21	0.83%	1.63%	3.04%	—	21,581
December 31, 2006†††	(7.60)	43.90	(7.50)%	1.63%	3.29%	—	19,025
December 31, 2005†††	(.40)	51.50	(0.77)%	1.70%	1.46%	—	32,505
December 31, 2004†††	(5.80)	51.90	(10.05)%	1.62%	(0.28)%	—	19,076
December 31, 2003†††	(18.00)	57.70	(23.78)%	1.67%	(0.59)%	—	17,822
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	2.73	18.12	17.82%	1.51%	0.18%	110%	82,492
December 31, 2006	.84	15.39	5.77%	1.49%	(0.50)%	152%	72,871
December 31, 2005	.16	14.55	1.11%	1.50%	(0.68)%	294%	102,487
December 31, 2004	1.23	14.39	9.35%	1.47%	(0.17)%	418%	191,476
December 31, 2003	4.11	13.16	45.41%	1.53%	(1.20)%	482%	127,836
Inverse NASDAQ-100® Strategy Fund (Formerly, Inverse OTC Fund)
December 31, 2007	(2.80)	16.99	(11.28)%	1.68%	3.40%	—	13,640
December 31, 2006	(1.72)	19.79	(1.40)%	1.64%	3.35%	—	23,929
December 31, 2005	.27	21.51	1.27%	1.63%	1.49%	—	19,648
December 31, 2004	(2.85)	21.24	(11.83)%	1.64%	(0.35)%	—	23,928
December 31, 2003	(14.95)	24.09	(37.37)%	1.68%	(0.73)%	—	34,563
S&P 500 2x Strategy Fund (Formerly, Dynamic S&P 500 Fund)
December 31, 2007	(2.47)	19.24	0.61%	1.62%	1.12%	104%	36,429
December 31, 2006	3.34	21.71	23.70%	1.64%	1.13%	168%	37,663
December 31, 2005	(1.46)	18.37	3.38%	1.65%	0.55%	585%	25,397
December 31, 2004	(1.76)	19.83	16.90%	1.65%	0.09%	974%	29,053
December 31, 2003	5.50	21.59	54.94%	1.69%	(0.55)%	1,085%	30,428
NASDAQ-100® 2x Strategy Fund (Formerly, OTC 2x Strategy Fund)
December 31, 2007	6.52	29.98	28.20%	1.66%	0.45%	203%	65,069
December 31, 2006	1.07	23.46	4.86%	1.65%	0.14%	250%	29,673
December 31, 2005	(.70)	22.39	(3.03)%	1.65%	(0.42)%	343%	44,313
December 31, 2004	1.36	23.09	14.21%	1.65%	(0.29)%	662%	57,599
December 31, 2003	9.83	21.73	98.63%	1.71%	(1.10)%	959%	40,632

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  †††  Per share amounts for periods ended December 31, 2003—December 31, 2006 have been restated to reflect a 1:10 reverse stock split effective April 23, 2007—See Note 10.

  §  Less than $.01 per share.

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Mid-Cap 1.5x Strategy Fund (Formerly, Mid-Cap Advantage Fund)
December 31, 2007	$24.20	$.28	$.65	$.93	$(.40)	$(3.01)	$(3.41)	$(2.48)
December 31, 2006	30.15	.11	3.23	3.34	(.13)	(9.16)	(9.29)	(5.95)
December 31, 2005	26.50	(.02)	3.75	3.73	—	(.08)	(.08)	3.65
December 31, 2004	24.74	(.09)	4.96	4.87	—	(3.11)	(3.11)	1.76
December 31, 2003	17.77	(.12)	9.44	9.32	—	(2.35)	(2.35)	6.97
Inverse Mid-Cap Strategy Fund (Formerly, Inverse Mid-Cap Fund)
December 31, 2007	36.96	1.06	(1.81)	(.75)	(1.18)	—	(1.18)	(1.93)
December 31, 2006	39.15	1.32	(2.83)	(1.51)	(.68)	—	(.68)	(2.19)
December 31, 2005	44.03	.70	(4.31)	(3.61)	(1.27)	—	(1.27)	(4.88)
December 31, 2004*	50.00	(.06)	(5.91)	(5.97)	—	—	—	(5.97)
Russell 2000® 2x Strategy Fund (Formerly, Dynamic Russell 2000® Fund)
December 31, 2007	25.97	.25	(3.52)	(3.27)	(.01)	(.26)	(.27)	(3.54)
December 31, 2006*	25.00	.05	.96	1.01	(.04)	—	(.04)	.97
Russell 2000® 1.5x Strategy Fund (Formerly, Russell 2000® Advantage Fund)
December 31, 2007	41.14	.49	(3.26)	(2.77)	(.96)	(3.21)	(4.17)	(6.94)
December 31, 2006	34.14	.19	6.93	7.12	(.12)	—	(.12)	7.00
December 31, 2005	33.65	.01	1.31	1.32	(.83)	—	(.83)	.49
December 31, 2004	29.75	(.10)	6.95	6.85	—	(2.95)	(2.95)	3.90
December 31, 2003	20.11	(.18)	13.11	12.93	—	(3.29)	(3.29)	9.64
Inverse Russell 2000® Strategy Fund (Formerly, Inverse Russell 2000® Fund)
December 31, 2007	34.61	1.10	.76	1.86	(1.81)	—	(1.81)	.05
December 31, 2006	40.60	1.30	(6.16)	(4.86)	(1.13)	—	(1.13)	(5.99)
December 31, 2005	42.83	.65	(1.98)	(1.33)	(.90)	—	(.90)	(2.23)
December 31, 2004*	50.00	(.10)	(7.07)	(7.17)	—	—	—	(7.17)
Government Long Bond 1.2x Strategy Fund (Formerly, Government Long Bond Advantage Fund)
December 31, 2007	11.56	.41	.68	1.09	(.41)	—	(.41)	.68
December 31, 2006	12.38	.42	(.82)	(.40)	(.42)	—	(.42)	(.82)
December 31, 2005	11.88	.41	.50	.91	(.41)	—	(.41)	.50
December 31, 2004	11.67	.40	.54	.94	(.40)	(.33)	(.73)	.21
December 31, 2003	13.08	.41	(.52)	(.11)	(.41)	(.89)	(1.30)	(1.41)
Inverse Government Long Bond Strategy Fund (Formerly, Inverse Government Long Bond Fund)
December 31, 2007	21.55	.70	(1.67)	(.97)	(1.00)	—	(1.00)	(1.97)
December 31, 2006	20.80	.69	.97	1.66	(.91)	—	(.91)	.75
December 31, 2005	21.95	(.07)	(1.08)	(1.15)	—	—	—	(1.15)
December 31, 2004	24.82	(.66)	(1.98)	(2.64)	—	(.23)	(.23)	(2.87)
December 31, 2003*	25.00	(.13)	(.05)	(.18)	—	—	—	(.18)

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Mid-Cap 1.5x Strategy Fund (Formerly, Mid-Cap Advantage Fund)
December 31, 2007	$21.72	3.60%	1.64%	1.64%		1.05%		368%	$27,893
December 31, 2006	24.20	10.46%	1.64%	1.64%		0.34%		478%	38,986
December 31, 2005	30.15	14.07%	1.65%	1.65%		(0.05)%		573%	51,197
December 31, 2004	26.50	22.14%	1.64%	1.64%		(0.37)%		866%	34,162
December 31, 2003	24.74	52.43%	1.70%	1.70%		(0.54)%		1,665%	18,544
Inverse Mid-Cap Strategy Fund (Formerly, Inverse Mid-Cap Fund)
December 31, 2007	35.03	(1.98)%	1.67%	1.67%		3.04%		—	3,029
December 31, 2006	36.96	(3.83)%	1.65%	1.65%		3.49%		—	5,959
December 31, 2005	39.15	(8.16)%	1.64%	1.64%		1.65%		—	2,846
December 31, 2004*	44.03	(11.94)%	1.62%**	1.62	%**	(0.17	)%**	—	1,319
Russell 2000® 2x Strategy Fund (Formerly, Dynamic Russell 2000® Fund)
December 31, 2007	22.43	(12.59)%	1.64%	1.64%		0.95%		174%	6,205
December 31, 2006*	25.97	4.06%	1.64%**	1.64	%**	1.02	%**	60%	4,584
Russell 2000® 1.5x Strategy Fund (Formerly, Russell 2000® Advantage Fund)
December 31, 2007	34.20	(6.74)%	1.66%	1.66%		1.16%		354%	21,879
December 31, 2006	41.14	20.85%	1.64%	1.64%		0.49%		380%	73,112
December 31, 2005	34.14	3.91%	1.63%	1.63%		0.04%		404%	38,589
December 31, 2004	33.65	25.20%	1.65%	1.65%		(0.32)%		1,171%	112,649
December 31, 2003	29.75	64.28%	1.70%	1.70%		(0.66)%		1,135%	122,995
Inverse Russell 2000® Strategy Fund (Formerly, Inverse Russell 2000® Fund)
December 31, 2007	34.66	5.37%	1.67%	1.67%		3.19%		—	11,535
December 31, 2006	34.61	(11.95)%	1.64%	1.64%		3.48%		—	12,237
December 31, 2005	40.60	(3.07)%	1.63%	1.63%		1.49%		—	11,850
December 31, 2004*	42.83	(14.34)%	1.65%**	1.65	%**	(0.29	)%**	—	4,344
Government Long Bond 1.2x Strategy Fund (Formerly, Government Long Bond Advantage Fund)
December 31, 2007	12.24	9.77%	1.20%	1.20%		3.60%		1,367%	52,250
December 31, 2006	11.56	(3.14)%	1.20%	1.20%		3.66%		1,339%	50,420
December 31, 2005	12.38	7.71%	1.18%	1.18%		3.30%		1,284%	60,160
December 31, 2004	11.88	8.42%	1.21%	1.21%		3.36%		1,318%	48,709
December 31, 2003	11.67	(0.64)%	1.23%	1.23%		3.26%		1,272%	65,358
Inverse Government Long Bond Strategy Fund (Formerly, Inverse Government Long Bond Fund)
December 31, 2007	19.58	(4.51)%	3.83%	1.63	%‡	3.17%		1,123%	17,611
December 31, 2006	21.55	8.11%	5.12%	1.63	%‡	3.08%		597%	29,246
December 31, 2005	20.80	(5.24)%	5.11%	1.63	%‡	(0.33)%		589%	29,671
December 31, 2004	21.95	(10.67)%	5.02%	1.63	%‡	(2.86)%		—	41,098
December 31, 2003*	24.82	(0.72)%	1.69%**	1.69	%**‡	(0.74	)%**	—	22,355

  *  Since the commencement of operations: May 1, 2003—Inverse Government Long Bond Strategy Fund; May 3, 2004—Inverse Mid-Cap Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, and Large-Cap Growth Fund; October 27, 2006—Russell 2000® 2x Strategy Fund.

  **  Annualized

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  ‡  Operating Expenses exclude interest expense from securities sold short.

PROSPECTUS

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Europe 1.25x Strategy Fund (Formerly, Europe Advantage Fund)
December 31, 2007	$29.60	$.70	$3.26	$3.96	$(.71)	$(2.90)	$(3.61)
December 31, 2006	23.84	.70	6.31	7.01	(.48)	(.77)	(1.25)
December 31, 2005	22.62	.21	1.23	1.44	(.09)	(.13)	(.22)
December 31, 2004	22.87	(.05)	3.71	3.66	(3.82)	(.09)	(3.91)
December 31, 2003	19.52	(.17)	8.58	8.41	—	(5.06)	(5.06)
Japan 1.25x Strategy Fund (Formerly, Japan Advantage Fund)
December 31, 2007	27.13	.88	(3.83)	(2.95)	(1.45)	—	(1.45)
December 31, 2006	33.42	1.02	.50	1.52	(1.29)	(6.52)	(7.81)
December 31, 2005	27.77	.48	5.17	5.65	—	—	—
December 31, 2004	25.17	(.14)	2.74	2.60	—	—	—
December 31, 2003	18.29	(.16)	7.04	6.88	—	—	—
Dow 2x Strategy Fund (Formerly, Dynamic Dow Fund)
December 31, 2007	26.89	.36	1.93	2.29	(.30)	(3.18)	(3.48)
December 31, 2006	23.10	.40	6.58	6.98	(.15)	(3.04)	(3.19)
December 31, 2005	25.89	.24	(1.25)	(1.01)	(.17)	(1.61)	(1.78)
December 31, 2004*	25.00	.14	2.03	2.17	(1.16)	(.12)	(1.28)
Inverse Dow 2x Strategy Fund (Formerly, Inverse Dynamic Dow Fund)
December 31, 2007	33.34	1.02	(4.06)	(3.04)	(1.51)	—	(1.51)
December 31, 2006	43.20	1.35	(10.75)	(9.40)	(.46)	—	(.46)
December 31, 2005	43.22	.74	(.06)	.68	(.70)	—	(.70)
December 31, 2004*	50.00	(.03)	(5.71)	(5.74)	—	(1.04)	(1.04)
Small-Cap Value Fund
December 31, 2007	28.60	.19	(5.97)	(5.78)	(.06)	(4.54)	(4.60)
December 31, 2006	25.67	.18	4.74	4.92	(.17)	(1.82)	(1.99)
December 31, 2005	28.84	(.05)	1.13	1.08	—	(4.25)	(4.25)
December 31, 2004*	25.00	.01	4.50	4.51	(.01)	(.66)	(.67)
Mid-Cap Value Fund
December 31, 2007	22.38	.21	(1.29)	(1.08)	(.44)	(.02)	(.46)
December 31, 2006	19.27	.28	3.01	3.29	(.18)	—	(.18)
December 31, 2005	27.08	.07	2.28	2.35	(.20)	(9.96)	(10.16)
December 31, 2004*	25.00	—	3.80	3.80	(— )§	(1.72)	(1.72)
Large-Cap Value Fund
December 31, 2007	31.78	.42	(2.03)	(1.61)	(.57)	(4.23)	(4.80)
December 31, 2006	27.90	.39	4.53	4.92	(.25)	(.79)	(1.04)
December 31, 2005	27.68	.21	.95	1.16	(.15)	(.79)	(.94)
December 31, 2004*	25.00	.12	3.00	3.12	(.11)	(.33)	(.44)

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Europe 1.25x Strategy Fund (Formerly, Europe Advantage Fund)
December 31, 2007	$.35	$29.95	13.06%	1.63%	2.18%		220%	$82,833
December 31, 2006	5.76	29.60	29.51%	1.65%	2.55%		219%	89,490
December 31, 2005	1.22	23.84	6.36%	1.63%	0.94%		399%	25,954
December 31, 2004	(.25)	22.62	16.15%	1.64%	(0.23)%		—	54,994
December 31, 2003	3.35	22.87	43.08%	1.70%	(0.75)%		—	38,443
Japan 1.25x Strategy Fund (Formerly, Japan Advantage Fund)
December 31, 2007	(4.40)	22.73	(11.23)%	1.64%	3.32%		—	15,568
December 31, 2006	(6.29)	27.13	5.14%	1.63%	2.99%		—	30,510
December 31, 2005	5.65	33.42	20.35%	1.70%	1.72%		—	55,219
December 31, 2004	2.60	27.77	10.33%	1.63%	(0.50)%		—	14,228
December 31, 2003	6.88	25.17	37.62%	1.69%	(0.75)%		—	11,541
Dow 2x Strategy Fund (Formerly, Dynamic Dow Fund)
December 31, 2007	(1.19)	25.70	8.15%	1.63%	1.22%		105%	44,825
December 31, 2006	3.79	26.89	30.54%	1.65%	1.52%		224%	45,365
December 31, 2005	(2.79)	23.10	(3.81)%	1.67%	1.03%		666%	12,920
December 31, 2004*	.89	25.89	8.65%	1.63%**	0.91	%**	907%	10,419
Inverse Dow 2x Strategy Fund (Formerly, Inverse Dynamic Dow Fund)
December 31, 2007	(4.55)	28.79	(8.99)%	1.66%	3.36%		—	11,885
December 31, 2006	(9.86)	33.34	(21.77)%	1.64%	3.61%		—	17,053
December 31, 2005	(.02)	43.20	1.63%	1.65%	1.67%		—	7,257
December 31, 2004*	(6.78)	43.22	(11.47)%	1.62%**	(0.09	)%**	—	3,184
Small-Cap Value Fund
December 31, 2007	(10.38)	18.22	(20.36)%	1.49%	0.66%		241%	9,710
December 31, 2006	2.93	28.60	19.21%	1.49%	0.64%		433%	34,124
December 31, 2005	(3.17)	25.67	3.64%	1.47%	(0.16)%		825%	19,035
December 31, 2004*	3.84	28.84	18.03%	1.46%**	0.07	%**	507%	47,274
Mid-Cap Value Fund
December 31, 2007	(1.54)	20.84	(4.85)%	1.49%	0.87%		358%	15,998
December 31, 2006	3.11	22.38	17.08%	1.49%	1.37%		307%	28,254
December 31, 2005	(7.81)	19.27	8.32%	1.48%	0.26%		1,133%	14,232
December 31, 2004*	2.08	27.08	15.20%	1.48%**	0.01	%**	1,173%	19,479
Large-Cap Value Fund
December 31, 2007	(6.41)	25.37	(5.37)%	1.49%	1.28%		307%	24,799
December 31, 2006	3.88	31.78	17.66%	1.50%	1.29%		401%	83,323
December 31, 2005	.22	27.90	4.19%	1.50%	0.77%		493%	24,547
December 31, 2004*	2.68	27.68	12.49%	1.45%**	0.69	%**	983%	11,144

  *  Since the commencement of operations: May 1, 2003—Inverse Government Long Bond Strategy Fund; May 3, 2004—Inverse Mid-Cap Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, and Large-Cap Growth Fund; October 27, 2006—Russell 2000® 2x Strategy Fund.

  **  Annualized

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains on Investments	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Small-Cap Growth Fund
December 31, 2007	$29.92	$(.28)	$.30	$.02	$—	$(2.87)	$(2.87)	$(2.85)
December 31, 2006	28.64	(.31)	2.54	2.23	—	(.95)	(.95)	1.28
December 31, 2005	28.55	(.21)	2.00	1.79	—	(1.70)	(1.70)	.09
December 31, 2004*	25.00	(.17)	4.12	3.95	—	(.40)	(.40)	3.55
Mid-Cap Growth Fund
December 31, 2007	29.33	(.19)	2.69	2.50	—	(2.32)	(2.32)	.18
December 31, 2006	30.24	(.28)	1.26	.98	—	(1.89)	(1.89)	(.91)
December 31, 2005	27.13	(.20)	3.31	3.11	—	—	—	3.11
December 31, 2004*	25.00	(.13)	2.26	2.13	—	—	—	2.13
Large-Cap Growth Fund
December 31, 2007	26.68	(.16)	1.46	1.30	—	(.62)	(.62)	.68
December 31, 2006	25.69	(.17)	1.56	1.39	—	(.40)	(.40)	.99
December 31, 2005	25.75	(.01)	.47	.46	(.02)	(.50)	(.52)	(.06)
December 31, 2004*	25.00	.36	.71	1.07	(.15)	(.17)	(.32)	.75
U.S. Government Money Market Fund
December 31, 2007	1.00	.04	—	.04	(.04)	—	(.04)	—
December 31, 2006	1.00	.04	—	.04	(.04)	—	(.04)	—
December 31, 2005	1.00	.02	—	.02	(.02)	—	(.02)	—
December 31, 2004	1.00	— §	—	—	(— )§	—	(— )§	—
December 31, 2003	1.00	— §	—	—	(— )§	—	(— )§	—

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Small-Cap Growth Fund
December 31, 2007	$27.07	(0.11)%	1.49%	1.49%	(0.90)%		573%	$12,428
December 31, 2006	29.92	7.73%	1.49%	1.49%	(1.01)%		769%	23,300
December 31, 2005	28.64	6.20%	1.50%	1.50%	(0.72)%		737%	24,308
December 31, 2004*	28.55	15.82%	1.46%**	1.46%**	(0.93	)%**	733%	30,269
Mid-Cap Growth Fund
December 31, 2007	29.51	8.42%	1.48%	1.48%	(0.61)%		591%	25,940
December 31, 2006	29.33	3.13%	1.47%	1.47%	(0.90)%		462%	15,440
December 31, 2005	30.24	11.46%	1.52%	1.52%	(0.70)%		1,178%	53,035
December 31, 2004*	27.13	8.52%	1.46%**	1.46%**	(0.75	)%**	875%	20,702
Large-Cap Growth Fund
December 31, 2007	27.36	4.87%	1.48%	1.48%	(0.57)%		521%	36,275
December 31, 2006	26.68	5.40%	1.49%	1.49%	(0.66)%		612%	23,568
December 31, 2005	25.69	1.77%	1.52%	1.52%	(0.03)%		1,111%	22,538
December 31, 2004*	25.75	4.26%	1.46%**	1.46%**	2.12	%**	1,087%	20,012
U.S. Government Money Market Fund
December 31, 2007	1.00	3.90%	1.19%	1.19%	3.80%		—	277,346
December 31, 2006	1.00	3.82%	1.19%	1.19%	3.78%		—	208,148
December 31, 2005	1.00	2.00%	1.17%	1.17%	1.96%		—	185,365
December 31, 2004	1.00	0.23%	1.19%	1.10%	0.20%		—	167,678
December 31, 2003	1.00	0.01%	1.22%	1.11%	0.01%		—	232,493

  *  Since the commencement of operations: May 1, 2003—Inverse Government Long Bond Strategy Fund; May 3, 2004—Inverse Mid-Cap Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, and Large-Cap Growth Fund; October 27, 2006—Russell 2000® 2x Strategy Fund.

  **  Annualized

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

PROSPECTUS

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Banking Fund
December 31, 2007	$32.44	$.56	$(9.32)	$(8.76)	$(0.88)	$—	$(0.88)
December 31, 2006	29.69	.44	2.89	3.33	(.58)	—	(.58)
December 31, 2005	36.29	.44	(1.52)	(1.08)	(.49)	(5.03)	(5.52)
December 31, 2004	32.50	.35	4.38	4.73	(.11)	(.83)	(.94)
December 31, 2003	24.95	.36	7.52	7.88	(.33)	—	(.33)
Basic Materials Fund
December 31, 2007	33.33	.11	11.21	11.32	(.05)	(2.94)	(2.99)
December 31, 2006	27.87	.32	5.90	6.22	(.31)	(.45)	(.76)
December 31, 2005	32.66	.12	.80	.92	(.13)	(5.58)	(5.71)
December 31, 2004	27.69	.09	5.58	5.67	(.01)	(.69)	(.70)
December 31, 2003	21.07	.04	6.59	6.63	(.01)	—	(.01)
Biotechnology Fund
December 31, 2007	20.66	(.26)	1.17	.91	—	—	—
December 31, 2006	21.37	(.32)	(.39)	(.71)	—	—	—
December 31, 2005	19.31	(.31)	2.37	2.06	—	—	—
December 31, 2004	19.10	(.29)	.50	.21	—	—	—
December 31, 2003	13.44	(.28)	5.94	5.66	—	—	—
Consumer Products Fund
December 31, 2007	36.55	.42	3.69	4.11	(.69)	(2.95)	(3.64)
December 31, 2006	31.63	.48	5.03	5.51	(.27)	(.32)	(.59)
December 31, 2005	32.95	.14	(.26)	(.12)	(.17)	(1.03)	(1.20)
December 31, 2004	29.39	.11	3.78	3.89	(.01)	(.32)	(.33)
December 31, 2003	24.36	.01	5.29	5.30	(.02)	(.25)	(.27)
Electronics Fund
December 31, 2007	14.02	(.11)	(.24)	(.35)	—	—	—
December 31, 2006	13.68	(.15)	.49	.34	—	—	—
December 31, 2005	13.17	(.16)	.67	.51	—	—	—
December 31, 2004	16.88	(.20)	(3.51)	(3.71)	—	—	—
December 31, 2003	9.94	(.21)	7.15	6.94	—	—	—
Energy Fund
December 31, 2007	33.14	(.11)	11.01	10.90	—	(4.21)	(4.21)
December 31, 2006	39.20	(.13)	5.28	5.15	—	(11.21)	(11.21)
December 31, 2005	29.68	— §	11.44	11.44	(.01)	(1.91)	(1.92)
December 31, 2004	22.45	.01	7.23	7.24	(— )§	(.01)	(.01)
December 31, 2003	18.25	.01	4.19	4.20	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Banking Fund
December 31, 2007	$(9.64)	$22.80	(27.08)%	1.59%	1.85%	405%	$9,186
December 31, 2006	2.75	32.44	11.25%	1.59%	1.42%	259%	24,348
December 31, 2005	(6.60)	29.69	(2.77)%	1.58%	1.34%	532%	14,580
December 31, 2004	3.79	36.29	14.74%	1.59%	1.02%	884%	21,920
December 31, 2003	7.55	32.50	31.74%	1.65%	1.24%	1,268%	17,115
Basic Materials Fund
December 31, 2007	8.33	41.66	33.97%	1.58%	0.28%	244%	95,591
December 31, 2006	5.46	33.33	22.29%	1.60%	1.02%	225%	58,622
December 31, 2005	(4.79)	27.87	4.04%	1.57%	0.41%	364%	28,317
December 31, 2004	4.97	32.66	20.83%	1.59%	0.30%	725%	46,162
December 31, 2003	6.62	27.69	31.46%	1.67%	0.17%	1,175%	44,561
Biotechnology Fund
December 31, 2007	.91	21.57	4.40%	1.59%	(1.20)%	660%	13,927
December 31, 2006	(.71)	20.66	(3.32)%	1.59%	(1.48)%	379%	10,754
December 31, 2005	2.06	21.37	10.67%	1.66%	(1.59)%	652%	36,086
December 31, 2004	.21	19.31	1.10%	1.59%	(1.51)%	1,169%	6,588
December 31, 2003	5.66	19.10	42.11%	1.64%	(1.61)%	1,475%	12,557
Consumer Products Fund
December 31, 2007	.47	37.02	11.08%	1.59%	1.10%	260%	40,847
December 31, 2006	4.92	36.55	17.42%	1.59%	1.41%	219%	43,007
December 31, 2005	(1.32)	31.63	(0.40)%	1.58%	0.42%	357%	22,177
December 31, 2004	3.56	32.95	13.30%	1.59%	0.36%	730%	24,433
December 31, 2003	5.03	29.39	21.86%	1.63%	0.12%	936%	8,818
Electronics Fund
December 31, 2007	(.35)	13.67	(2.50)%	1.59%	(0.73)%	1,009%	2,943
December 31, 2006	.34	14.02	2.49%	1.59%	(1.02)%	477%	3,856
December 31, 2005	.51	13.68	3.87%	1.62%	(1.24)%	1,136%	8,306
December 31, 2004	(3.71)	13.17	(21.98)%	1.59%	(1.34)%	1,325%	12,289
December 31, 2003	6.94	16.88	69.82%	1.65%	(1.51)%	1,264%	27,918
Energy Fund
December 31, 2007	6.69	39.83	33.22%	1.58%	(0.27)%	217%	101,458
December 31, 2006	(6.06)	33.14	11.93%	1.59%	(0.31)%	146%	70,190
December 31, 2005	9.52	39.20	38.54%	1.59%	(0.01)%	351%	83,437
December 31, 2004	7.23	29.68	32.27%	1.58%	0.04%	542%	60,501
December 31, 2003	4.20	22.45	23.01%	1.66%	0.04%	1,225%	31,832

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Energy Services Fund
December 31, 2007	$29.79	$(.34)	$11.37	$11.03	$—	$(2.15)	$(2.15)
December 31, 2006	30.92	(.37)	4.01	3.64	—	(4.77)	(4.77)
December 31, 2005	20.85	(.30)	10.37	10.07	—	—	—
December 31, 2004	15.59	(.22)	5.48	5.26	—	—	—
December 31, 2003	14.38	(.16)	1.37	1.21	—	—	—
Financial Services Fund
December 31, 2007	32.18	.28	(6.23)	(5.95)	(.66)	(3.61)	(4.27)
December 31, 2006	29.10	.26	4.59	4.85	(.39)	(1.38)	(1.77)
December 31, 2005	30.38	.28	.67	.95	(.25)	(1.98)	(2.23)
December 31, 2004	26.00	.23	4.21	4.44	(.06)	—	(.06)
December 31, 2003	20.19	.14	5.70	5.84	(.03)	—	(.03)
Health Care Fund
December 31, 2007	28.41	(.01)	1.73	1.72	—	(.52)	(.52)
December 31, 2006	28.17	(.15)	1.59	1.44	—	(1.20)	(1.20)
December 31, 2005	25.46	(.16)	2.87	2.71	—	—	—
December 31, 2004	24.28	(.16)	1.65	1.49	—	(.31)	(.31)
December 31, 2003	18.71	(.19)	5.76	5.57	—	—	—
Internet Fund
December 31, 2007	16.17	(.05)	1.73	1.68	—	—	—
December 31, 2006	14.74	(.21)	1.64	1.43	—	—	—
December 31, 2005	17.01	(.21)	(.13)	(.34)	—	(1.93)	(1.93)
December 31, 2004	14.68	(.23)	2.56	2.33	—	—	—
December 31, 2003	8.93	(.20)	5.95	5.75	—	—	—
Leisure Fund
December 31, 2007	26.19	(.04)	(.51)	(.55)	—	(4.42)	(4.42)
December 31, 2006	21.96	(.02)	5.17	5.15	—	(.92)	(.92)
December 31, 2005	25.39	(.19)	(1.03)	(1.22)	—	(2.21)	(2.21)
December 31, 2004	20.80	(.17)	5.07	4.90	—	(.31)	(.31)
December 31, 2003	15.42	(.08)	5.46	5.38	—	—	—
Precious Metals Fund
December 31, 2007	12.58	(.10)	2.56	2.46	—	—	—
December 31, 2006	10.36	(.03)	2.25	2.22	—	—	—
December 31, 2005	8.57	(.02)	1.81	1.79	—	—	—
December 31, 2004	9.99	(.05)	(1.37)	(1.42)	—	—	—
December 31, 2003	7.09	(.03)	2.93	2.90	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Energy Services Fund
December 31, 2007	$8.88	$38.67	37.10%	1.58%	(0.91)%	193%	$95,917
December 31, 2006	(1.13)	29.79	10.98%	1.59%	(1.08)%	184%	43,910
December 31, 2005	10.07	30.92	48.30%	1.61%	(1.17)%	317%	79,722
December 31, 2004	5.26	20.85	33.74%	1.58%	(1.19)%	808%	29,316
December 31, 2003	1.21	15.59	8.41%	1.65%	(1.13)%	2,691%	7,754
Financial Services Fund
December 31, 2007	(10.22)	21.96	(18.80)%	1.59%	0.90%	525%	17,508
December 31, 2006	3.08	32.18	16.73%	1.59%	0.83%	330%	50,190
December 31, 2005	(1.28)	29.10	3.38%	1.59%	0.94%	549%	36,839
December 31, 2004	4.38	30.38	17.12%	1.59%	0.84%	762%	45,180
December 31, 2003	5.81	26.00	28.92%	1.64%	0.61%	2,039%	15,581
Health Care Fund
December 31, 2007	1.20	29.61	6.02%	1.59%	(0.02)%	424%	37,521
December 31, 2006	.24	28.41	5.11%	1.59%	(0.52)%	251%	40,825
December 31, 2005	2.71	28.17	10.64%	1.60%	(0.62)%	330%	51,692
December 31, 2004	1.18	25.46	6.22%	1.59%	(0.67)%	629%	30,435
December 31, 2003	5.57	24.28	29.77%	1.64%	(0.88)%	1,222%	27,880
Internet Fund
December 31, 2007	1.68	17.85	10.39%	1.54%	(0.29)%	432%	24,937
December 31, 2006	1.43	16.17	9.70%	1.58%	(1.33)%	420%	9,381
December 31, 2005	(2.27)	14.74	(1.38)%	1.61%	(1.36)%	676%	20,959
December 31, 2004	2.33	17.01	15.87%	1.58%	(1.49)%	693%	36,922
December 31, 2003	5.75	14.68	64.39%	1.65%	(1.59)%	957%	25,101
Leisure Fund
December 31, 2007	(4.97)	21.22	(2.54)%	1.59%	(0.14)%	171%	15,311
December 31, 2006	4.23	26.19	23.47%	1.60%	(0.07)%	221%	37,699
December 31, 2005	(3.43)	21.96	(4.87)%	1.56%	(0.79)%	369%	13,961
December 31, 2004	4.59	25.39	23.86%	1.58%	(0.74)%	663%	51,755
December 31, 2003	5.38	20.80	34.89%	1.65%	(0.41)%	1,353%	30,016
Precious Metals Fund
December 31, 2007	2.46	15.04	19.55%	1.45%	(0.71)%	268%	91,613
December 31, 2006	2.22	12.58	21.43%	1.49%	(0.26)%	228%	62,910
December 31, 2005	1.79	10.36	20.89%	1.57%	(0.24)%	308%	68,241
December 31, 2004	(1.42)	8.57	(14.21)%	1.46%	(0.54)%	519%	35,043
December 31, 2003	2.90	9.99	40.90%	1.54%	(0.38)%	658%	44,606

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

PROSPECTUS

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Retailing Fund
December 31, 2007	$29.78	$(.24)	$(2.95)	$(3.19)	$—	$(15.32)	$(15.32)
December 31, 2006	27.85	(.11)	2.92	2.81	—	(.88)	(.88)
December 31, 2005	26.65	(.25)	1.70	1.45	—	(.25)	(.25)
December 31, 2004	25.99	(.22)	2.62	2.40	—	(1.74)	(1.74)
December 31, 2003	19.29	(.25)	7.05	6.80	—	(.10)	(.10)
Technology Fund
December 31, 2007	14.74	(.15)	1.68	1.53	—	—	—
December 31, 2006	13.92	(.16)	.98	.82	—	—	—
December 31, 2005	13.50	(.16)	.58	.42	—	—	—
December 31, 2004	14.88	(.05)	.03	(.02)	—	(1.36)	(1.36)
December 31, 2003	9.92	(.18)	6.21	6.03	—	(1.07)	(1.07)
Telecommunications Fund
December 31, 2007	21.91	.05	1.97	2.02	(.04)	—	(.04)
December 31, 2006	18.81	.15	3.52	3.67	(.29)	(.28)	(.57)
December 31, 2005	20.53	.19	.06	.25	—	(1.97)	(1.97)
December 31, 2004	18.22	(.02)	2.33	2.31	—	—	—
December 31, 2003	13.63	(.03)	4.62	4.59	—	(— )§	(— )§
Transportation Fund
December 31, 2007	35.05	(.04)	(2.24)	(2.28)	—	(17.92)	(17.92)
December 31, 2006	32.64	(.24)	2.65	2.41	—	—	—
December 31, 2005	31.45	(.19)	2.64	2.45	—	(1.26)	(1.26)
December 31, 2004	25.97	(.20)	6.09	5.89	—	(.41)	(.41)
December 31, 2003	21.55	(.15)	4.57	4.42	—	—	—
Utilities Fund
December 31, 2007	22.38	.32	2.59	2.91	(.39)	(2.61)	(3.00)
December 31, 2006	19.09	.36	3.64	4.00	(.49)	(.22)	(.71)
December 31, 2005	17.34	.34	1.50	1.84	(.09)	—	(.09)
December 31, 2004	14.96	.33	2.24	2.57	(.19)	—	(.19)
December 31, 2003	12.24	.31	2.77	3.08	(.36)	—	(.36)

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Retailing Fund
December 31, 2007	$(18.51)	$11.27	(12.60)%	1.60%	(0.81)%	182%	$4,651
December 31, 2006	1.93	29.78	10.08%	1.59%	(0.37)%	227%	28,306
December 31, 2005	1.20	27.85	5.48%	1.58%	(0.90)%	421%	17,616
December 31, 2004	.66	26.65	10.06%	1.58%	(0.83)%	609%	20,800
December 31, 2003	6.70	25.99	35.27%	1.64%	(1.04)%	785%	15,149
Technology Fund
December 31, 2007	1.53	16.27	10.38%	1.56%	(0.91)%	584%	33,123
December 31, 2006	.82	14.74	5.89%	1.59%	(1.09)%	403%	23,215
December 31, 2005	.42	13.92	3.11%	1.62%	(1.21)%	541%	19,145
December 31, 2004	(1.38)	13.50	1.15%	1.58%	(0.36)%	767%	19,919
December 31, 2003	4.96	14.88	61.32%	1.64%	(1.39)%	1,302%	20,641
Telecommunications Fund
December 31, 2007	1.98	23.89	9.23%	1.58%	0.20%	295%	31,781
December 31, 2006	3.10	21.91	19.51%	1.59%	0.72%	264%	33,337
December 31, 2005	(1.72)	18.81	1.16%	1.60%	0.98%	362%	16,898
December 31, 2004	2.31	20.53	12.68%	1.58%	(0.08)%	809%	30,191
December 31, 2003	4.59	18.22	33.68%	1.64%	(0.19)%	974%	14,543
Transportation Fund
December 31, 2007	(20.20)	14.85	(8.75)%	1.60%	(0.12)%	284%	8,513
December 31, 2006	2.41	35.05	7.38%	1.59%	(0.68)%	249%	29,549
December 31, 2005	1.19	32.64	8.48%	1.58%	(0.63)%	258%	31,378
December 31, 2004	5.48	31.45	22.99%	1.57%	(0.71)%	473%	47,333
December 31, 2003	4.42	25.97	20.51%	1.64%	(0.65)%	1,045%	8,032
Utilities Fund
December 31, 2007	(.09)	22.29	12.86%	1.58%	1.32%	244%	65,532
December 31, 2006	3.29	22.38	20.96%	1.59%	1.73%	169%	71,719
December 31, 2005	1.75	19.09	10.56%	1.60%	1.80%	342%	39,943
December 31, 2004	2.38	17.34	17.31%	1.57%	2.06%	904%	21,902
December 31, 2003	2.72	14.96	25.40%	1.62%	2.29%	1,491%	13,430

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Multi-Cap Core Equity Fund
December 31, 2007	$28.60	$.16	$(1.63)	$(1.47)	$(.17)	$(2.32)	$(2.49)	$(3.96)
December 31, 2006	25.04	.08	3.52	3.60	(.01)	(.03)	(.04)	3.56
December 31, 2005*	25.00	.01	.03	.04	—	—	—	.04
Sector Rotation Fund
December 31, 2007	13.47	(.02)	3.10	3.08	—	(1.22)	(1.22)	1.86
December 31, 2006	12.68	(.02)	1.48	1.46	—	(.67)	(.67)	.79
December 31, 2005	11.16	(.02)	1.54	1.52	—	—	—	1.52
December 31, 2004	10.08	(.05)	1.13	1.08	—	—	—	1.08
December 31, 2003	7.76	(.07)	2.39	2.32	—	—	—	2.32
Absolute Return Strategies Fund
December 31, 2007	26.20	.74	.27	1.01	(1.00)	(.26)	(1.26)	(.25)
December 31, 2006	25.20	.80	.87	1.67	(.30)	(.37)	(.67)	1.00
December 31, 2005*	25.00	.05	.15	.20	—	—	—	.20
Commodities Strategy Fund
December 31, 2007	18.15	.71	4.92	5.63	—	—	—	5.63
December 31, 2006	22.10	.50	(4.45)	(3.95)	—	—	—	(3.95)
December 31, 2005*	25.00	.14	(2.98)	(2.84)	(.06)	—	(.06)	(2.90)
Hedged Equity Fund
December 31, 2007	26.34	.88	(.03)	.85	(1.25)	(.40)	(1.65)	(.80)
December 31, 2006	25.21	.84	1.23	2.07	(.33)	(.61)	(.94)	1.13
December 31, 2005*	25.00	.04	.20	.24	(.03)	—	(.03)	.21
Real Estate Fund
December 31, 2007	50.25	.63	(10.02)	(9.39)	(1.09)	(5.42)	(6.51)	(15.90)
December 31, 2006	40.30	.72	11.68	12.40	(.83)	(1.62)	(2.45)	9.95
December 31, 2005	38.02	.71	2.01	2.72	(.44)	—	(.44)	2.28
December 31, 2004	30.25	1.02	7.79	8.81	(.14)	(.90)	(1.04)	7.77
December 31, 2003	24.96	.94	6.62	7.56	(.85)	(1.42)	(2.27)	5.29
Strenghthening Dollar 2x Strategy Fund (Formerly, Dynamic Strengthening Dollar Fund)
December 31, 2007	22.59	.70	(3.16)	(2.46)	—	—	—	(2.46)
December 31, 2006	25.62	.79	(3.51)	(2.72)	(.31)	—	(.31)	(3.03)
December 31, 2005*	25.00	.14	.65	.79	(.17)	—	(.17)	.62
Weakening Dollar 2x Strategy Fund (Formerly, Dynamic Weakening Dollar Fund)
December 31, 2007	27.51	.89	4.15	5.04	(3.95)	—	(3.95)	1.09
December 31, 2006	24.31	.93	3.14	4.07	(.86)	(.01)	(.87)	3.20
December 31, 2005*	25.00	.15	(.78)	(.63)	(.06)	—	(.06)	(.69)

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return†††	Total Expenses	Net Expenses	Operating Expenses		Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Multi-Cap Core Equity Fund
December 31, 2007	$24.64	(5.26)%	1.27%	1.27%	1.27%		0.55%	245%	$6,260
December 31, 2006	28.60	14.36%	1.43%	1.43%	1.43%		0.29%	171%	8,358
December 31, 2005*	25.04	0.16%	1.67%**	1.67%**	1.67	%**	0.33%**	8%	2,860
Sector Rotation Fund
December 31, 2007	15.33	22.75%	1.61%	1.61%	1.61%		(0.15)%	277%	130,166
December 31, 2006	13.47	11.47%	1.64%	1.64%	1.64%		(0.16)%	353%	87,673
December 31, 2005	12.68	13.62%	1.70%	1.70%	1.70%		(0.20)%	281%	61,834
December 31, 2004	11.16	10.71%	1.63%	1.63%	1.63%		(0.52)%	333%	27,747
December 31, 2003	10.08	29.97%	1.70%	1.70%	1.70%		(0.78)%	401%	20,594
Absolute Return Strategies Fund
December 31, 2007	25.95	3.84%	1.69%	1.69%	1.17	%††	2.72%	421%	31,437
December 31, 2006	26.20	6.64%	1.70%	1.70%	1.16	%††	3.08%	309%	22,557
December 31, 2005*	25.20	0.80%	1.45%**	1.45%**	1.20	%**††	2.28%**	19%	3,323
Commodities Strategy Fund
December 31, 2007	23.78	31.02%	1.48%	1.28%	1.28%		3.52%	346%	43,624
December 31, 2006	18.15	(17.87)%	1.50%	1.31%	1.31%		2.34%	109%	20,269
December 31, 2005*	22.10	(11.34)%	1.64%**	1.64%**	1.64	%**	2.41%**	—	28,187
Hedged Equity Fund
December 31, 2007	25.54	3.16%	1.81%	1.81%	1.18	%††	3.25%	413%	10,509
December 31, 2006	26.34	8.20%	1.93%	1.93%	1.15	%††	3.21%	360%	13,337
December 31, 2005*	25.21	0.94%	1.96%**	1.96%**	1.19	%**††	1.62%**	10%	3,376
Real Estate Fund
December 31, 2007	34.35	(19.12)%	1.60%	1.60%	1.60%		1.28%	226%	31,757
December 31, 2006	50.25	30.72%	1.60%	1.60%	1.60%		1.54%	532%	83,181
December 31, 2005	40.30	7.15%	1.59%	1.59%	1.59%		1.84%	774%	29,074
December 31, 2004	38.02	29.54%	1.59%	1.59%	1.59%		3.06%	1,139%	26,915
December 31, 2003	30.25	30.31%	1.64%	1.64%	1.64%		3.26%	1,478%	12,183
Strenghthening Dollar 2x Strategy Fund (Formerly, Dynamic Strengthening Dollar Fund)
December 31, 2007	20.13	(10.89)%	1.61%	1.61%	1.61%		3.26%	—	4,006
December 31, 2006	22.59	(10.63)%	1.65%	1.65%	1.65%		3.33%	—	3,067
December 31, 2005*	25.62	3.16%	1.78%**	1.78%**	1.78	%**	2.11%**	—	1,250
Weakening Dollar 2x Strategy Fund (Formerly, Dynamic Weakening Dollar Fund)
December 31, 2007	28.60	18.12%	1.64%	1.64%	1.64%		3.02%	—	13,579
December 31, 2006	27.51	16.72%	1.65%	1.65%	1.65%		3.46%	—	11,155
December 31, 2005*	24.31	(2.53)%	1.76%**	1.76%**	1.76	%**	2.28%**	—	2,954

  *  Since the commencement of operations: September 30, 2005—Commodities Strategy Fund, Strenthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund; November 29, 2005—Absolute Return Strategies Fund, Hedged Equity Fund, and Multi-Cap Core Equity Fund.

  **  Annualized

  †  Calculated using the average daily shares outstanding for the year.

  ††  Operating Expenses exclude short dividends expense.

  †††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

PROSPECTUS

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income†	Net Realized and Unrealized Gains on Investments	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income§	Distributions from Net Realized Gains§	Total Distributions
Essential Portfolio Conservative Fund
December 31, 2007	$25.09	$.61	$1.00	$1.61	$(.33)	$(.69)	$(1.02)
December 31, 2006*	25.00	.45	(.02)	.43	(.33)	(.01)	(.34)
Essential Portfolio Moderate Fund
December 31, 2007	25.01	.36	1.27	1.63	(.22)	(.46)	(.68)
December 31, 2006*	25.00	1.35	(.61)	.74	(.72)	(.01)	(.73)
Essential Portfolio Aggressive Fund
December 31, 2007	24.48	.29	1.32	1.61	(.17)	(.71)	(.88)
December 31, 2006*	25.00	1.85	(1.10)	.75	(1.24)	(.03)	(1.27)

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses†††	Net Investment Income		Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Essential Portfolio Conservative Fund
December 31, 2007	$.59	$25.68	6.45%	0.03%	2.33%		395%	$5,439
December 31, 2006*	.09	25.09	1.71%	—	9.77	%**	18%	432
Essential Portfolio Moderate Fund
December 31, 2007	.95	25.96	6.56%	0.01%	1.36%		269%	14,285
December 31, 2006*	.01	25.01	2.98%	—	28.35	%**	20%	3,508
Essential Portfolio Aggressive Fund
December 31, 2007	.73	25.21	6.64%	0.01%	1.12%		300%	6,874
December 31, 2006*	(.52)	24.48	3.02%	—	39.87	%**	34%	542

  *  Since the commencement of operations: October 27, 2006.

  **  Income ratios for the year ended December 31, 2006 were calculated for an abbreviated time frame and are not indicative of future class performance, and are annualized.

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  †††  Does not include expenses of the underlying funds in which the Funds invest.

  §  For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

INDEX PUBLISHERS INFORMATION

Standard & Poor's

The S&P 500 2x Strategy, Inverse S&P 500 2x Strategy, Inverse S&P 500 Strategy, Mid-Cap 1.5x Strategy, Nova, S&P 500, Large-Cap Growth, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Growth, Small-Cap Value and Commodities Strategy Funds (the "Rydex S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") or Citigroup Global Markets, Inc. ("Citigroup"). Neither S&P nor Citigroup makes any representation, condition, warranty, express or implied, to the owners of the Rydex S&P Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex S&P Funds particularly or the ability of the S&P 500® Index, S&P MidCap 400® Index, S&P 500/Citigroup Pure Growth Index, S&P 500/Citigroup Pure Value Index, S&P MidCap 400/Citigroup Pure Growth Index, S&P MidCap 400/Citigroup Pure Value Index, S&P SmallCap 600/Citigroup Pure Growth Index, S&P SmallCap 600/Citigroup Pure Value Index and S&P GSCITM Commodity Index (the "S&P Indices") to track general stock market performance. S&P's and Citigroup's only relationship to Rydex Investments ("Licensee") is the licensing of certain of their trademarks and of the S&P Indices which are determined, composed and calculated by S&P without regard to Licensee or the Rydex S&P Funds. S&P and Citigroup have no obligation to take the needs of Licensee or the owners of the Rydex S&P Funds into consideration in determining, composing or calculating the S&P Indices. Neither S&P nor Citigroup are responsible for and have not participated in the determination of the prices and amount of the Rydex S&P Funds or the timing of the issuance or sale of the Rydex S&P Funds or in the determination or calculation of the equation by which the Rydex S&P Funds are to be converted into cash. S&P and Citigroup have no obligation or liability in connection with the administration, marketing, or trading of the Rydex S&P Funds.

S&P and Citigroup do not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein and S&P and Citigroup shall have no liability for any errors, omissions, or interruptions therein. S&P and Citigroup make no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Rydex S&P Funds, or any other person or entity from the use of the S&P Indices or any data included therein. S&P and Citigroup make no express or implied warranties or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P or Citigroup have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

Dow Jones

STOXX and Dow Jones have no relationship to Rydex Investments, other than the licensing of the Dow Jones Industrial AverageSM (DJIA) and the Dow Jones STOXX Index (the "Rydex Dow Jones Indices") and the related trademarks for use in connection with the Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund and Europe 1.25x Strategy Fund (the "Rydex Dow Jones Funds"). "Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM," and "STOXX," are service marks of Dow Jones & Company, Inc.

STOXX and Dow Jones do not:

• Sponsor, endorse, sell or promote the Rydex Dow Jones Funds.

• Recommend that any person invest in the Rydex Dow Jones Funds or any other securities.

• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Rydex Dow Jones Funds.

• Have any responsibility or liability for the administration, management or marketing of the Rydex Dow Jones Funds.

• Consider the needs of the Dow Jones Funds or the owners of the Rydex Dow Jones Funds in determining, composing or calculating the relevant index or have any obligation to do so.

STOXX and Dow Jones will not have any liability in connection with the Rydex Dow Jones Funds. Specifically:

• STOXX and Dow Jones do not make any warranty, expressed or implied, and Dow Jones disclaims and warranty about:

• The results to be obtained by the Rydex Dow Jones Funds, the owner of the Rydex Dow Jones Funds, or any other person in connection with the use of the Dow Jones Indices and the data included in the Dow Jones Indices;

• The accuracy or completeness of the Dow Jones Indices and their data;

PROSPECTUS

• The merchantability and the fitness for a particular purpose or use of the Dow Jones Indices and their data;

• STOXX and Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Jones Indices or their data;

• Under no circumstances will STOXX or Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or Dow Jones knows that they might occur.

The licensing agreement between Rydex Investments and STOXX and Dow Jones is solely for their benefit and not for the benefit of the owners of the Rydex Dow Jones Funds or any other third parties.

NASDAQ OMX Group, Inc.

The NASDAQ-100® 2x Strategy, Inverse NASDAQ-100® 2x Strategy, Inverse NASDAQ-100® Strategy, and NASDAQ-100® Funds (the "Rydex NASDAQ Funds") are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Rydex NASDAQ Funds. The Corporations make no representation or warranty, express or implied to the owners of the Rydex NASDAQ Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex NASDAQ Funds particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance. The Corporations' only relationship to Rydex Investments ("Licensee") is in the licensing of the NASDAQ®, NASDAQ-100®, NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by the Corporations without regard to Licensee or the Rydex NASDAQ Funds. The Corporations have no obligation to take the needs of the Licensee or the owners of the Rydex NASDAQ Funds into consideration in determining, composing or calculating the NASDAQ-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Rydex NASDAQ Funds to be issued or in the determination or calculation of the equation by which the Rydex NASDAQ Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Rydex NASDAQ Funds.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the NASDAQ-100 Index® or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the Rydex NASDAQ Funds, or any other person or entity from the use of the NASDAQ-100 Index® or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the NASDAQ-100 Index® or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of such damages.

Frank Russell Company

The Russell 2000® 2x Strategy, Inverse Russell 2000® 2x Strategy, Inverse Russell 2000® Strategy, Russell 2000® and Russell 2000® 1.5x Strategy Funds (the "Rydex Russell Funds") are not sponsored or endorsed by, nor in any way affiliated with Frank Russell Company ("Russell"). Russell is not responsible for and has not reviewed the Russell Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000® Index (the "Russell Index") which is a trademark/service mark of Russell. Russell has no obligation to take the needs of any of the Rydex Russell Funds or their participants or any other product or person into consideration in determining, composing or calculating the Russell Index.

Russell's publication of the Russell Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Index is based.

Russell makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell Index or any data included in the Russell Index. Russell makes no representation, warranty or guarantee regarding the use, or the results of use, of the Russell Index or any data included therein, or any security (or combination thereof) comprising the Russell Index. Russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell Index or any data or any security (or combination thereof) included therein.

Russell® is a trademark of the Frank Russell Company.

ICE Futures U.S., Inc.

The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds (the "Products") are not sponsored, endorsed, sold or promoted by ICE Futures U.S., Inc. ("ICE Futures"). ICE Futures makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the U.S. Dollar Index®, to track market performance of either Product. ICE Futures' only relationship to Rydex Investments ("Licensee") is the licensing of certain names and marks and of the U.S. Dollar Index®, which is determined, composed and calculated without regard to the Licensee or the Products. ICE Futures has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing or calculating the U.S. Dollar Index®. ICE Futures is not responsible for and has not participated in any determination or calculation made with respect to the issuance or redemption of interests in the Products. ICE Futures has no obligation or liability in connection with the administration, purchase, sale marketing, promotion or trading of the Products.

Ice Futures does not guarantee the accuracy and/or the completeness of the U.S. Dollar Index® or any data included therein. Ice Futures makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Products, or any other person or entity from the use of the U.S. Dollar Index® or any data included therein in connection with the rights licensed hereunder, in connection with the purchase, sale or trading of any Product, or for any other use. Ice Futures makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the U.S. Dollar Index® or nay data included therein. Without limiting any of the foregoing, in no event shall Ice Futures have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

More information about the Index Publishers is located in the SAI.

PROSPECTUS

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2008. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the Annual and Semi-Annual Reports. Also, in the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available primarily for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds' SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Rydex Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

VTM-1-0408x0409

THE RYDEX VARIABLE TRUST
PROSPECTUS

MAY 1, 2008

CLS ADVISORONE FUNDS

AMERIGO

CLERMONT

BEROLINA

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CLS ADVISORONE FUNDS

5	CLS ADVISORONE FUNDS OVERVIEW

6	AMERIGO FUND

7	CLERMONT FUND

8	BEROLINA FUND

9	PRINCIPAL RISKS OF INVESTING IN THE FUNDS

10	DESCRIPTIONS OF PRINCIPAL RISKS

13	FUND PERFORMANCE

15	FUND FEES AND EXPENSES

16	MORE INFORMATION ABOUT THE FUNDS

17	PURCHASING AND REDEEMING SHARES

19	DIVIDENDS, DISTRIBUTIONS, AND TAXES

19	MANAGEMENT OF THE FUNDS

21	FINANCIAL HIGHLIGHTS

BC	ADDITIONAL INFORMATION

2

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

CLS ADVISORONE FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios ("funds"). This Prospectus describes shares of the Amerigo Fund, the Clermont Fund and the Berolina Fund (each a "Fund" and collectively, the "CLS AdvisorOne Funds" or the "Funds"). The Funds are advised by PADCO Advisors II, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor") and are sub-advised by CLS Investment Firm, LLC ("CLS" or the "Sub-Advisor").

Shares of the Funds are available primarily for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

PROSPECTUS
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4

CLS ADVISORONE FUNDS

Each CLS AdvisorOne Fund operates primarily as a "fund of funds." In other words, each Fund pursues its investment goal by investing primarily in exchange-traded funds ("ETFs"), traditional open-end investment companies ("mutual funds"), and closed-end investment companies ("closed-end funds"). In this Prospectus, the ETFs, mutual funds and closed-end funds in which the Funds invest are referred to as "underlying funds." In addition to investing in underlying funds, each Fund may invest a portion of its assets directly in individual securities or in derivatives, such as options and futures.

ALLOCATION OF ASSETS – The Sub-Advisor generally allocates each Fund's assets among underlying funds representing various segments of the financial markets, which may include various style and capitalization combinations (such as aggressive growth, growth, growth and income, small capitalization, etc.), specialty and industry sector funds (including utility funds), international and global stock funds (including developed and emerging markets, regional funds and country-specific funds), international and global bond funds, U.S. Government securities, corporate bond funds, high yield bond funds, and money market funds.

The Sub-Advisor varies these allocations in response to economic and market trends, seeking a mix that it believes will most likely achieve each Fund's investment objective. Using fundamental and technical analysis, the Sub-Advisor assesses the relative risk and reward potential throughout the financial markets, underweighting assets if the performance is expected to be weak; and overweighting investments in segments where the Sub-Advisor believes performance will justify the risk.

SELECTION OF UNDERLYING FUNDS – The Funds invest in underlying funds that invest primarily in common stock or securities convertible into or exchangeable for common stock, such as convertible preferred stock, convertible debentures, warrants, options and bonds. The Sub-Advisor selects specific underlying funds for investment based, in part, on their investment goals and strategies, their investment adviser and portfolio manager, and on the analysis of their past performance (absolute, relative and risk-adjusted). The Sub-Advisor also considers other factors in the selection of underlying funds, such as fund size, liquidity, expense ratio, quality of shareholder service, reputation and tenure of portfolio manager, general composition of its investment portfolio and current and expected portfolio holdings. Many underlying funds in which a Fund invests may not share the same investment goal and investment limitations as the Fund. Normally, a Fund will invest its assets in underlying funds from several different fund families, managed by a variety of investment advisers, and having a variety of different investment goals and strategies. However, a Fund may invest up to 100% of its total assets in one underlying fund. Also, because each Fund may invest heavily in ETFs and because the number of investment advisers offering a wide range of ETFs is limited, the Fund may have a large percentage of its underlying fund assets managed by one investment adviser.

PROSPECTUS
5

AMERIGO FUND

FUND INFORMATION

FUND OBJECTIVE

The objective of the Amerigo Fund is long-term growth of capital without regard to current income. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Amerigo Fund invests primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) of small, mid, and large-capitalization companies, including the stock of foreign issuers.

Although the Fund does not seek current income, it may invest up to 20% of its total assets in underlying funds that invest primarily in long, medium, or short-term bonds and other fixed income securities of varying credit quality whenever the Sub-Advisor believes these underlying funds offer a potential for capital appreciation.

Some of the underlying funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers, engage in foreign currency transactions with respect to these investments, or invest in futures contracts and options on futures contracts. The Fund may also invest in individual securities of foreign issuers, engage in foreign currency transactions, including currency hedging transactions, sell securities short, or invest in futures contracts, options and options on futures contracts. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Amerigo Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Currency Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk • Foreign Issuer Exposure Risk • Fund of Funds Risk • High Yield Risk	• Investment in Investment Companies Risk • Large-Capitalization Securities Risk • Market Risk • Non-Diversification Risk • Short Sales Risk • Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 10 for a discussion of each of the principal risks that apply to the Fund.

6

CLERMONT FUND

FUND INFORMATION

FUND OBJECTIVE

The objective of the Clermont Fund is a combination of current income and growth of capital. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Clermont Fund invests primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) of small, mid, and large-capitalization companies, including the stock of foreign issuers.

The Fund invests at least 20% of its total assets in underlying funds that invest primarily in long, medium, or short-term bonds and other fixed income securities of varying credit qualities in order to maximize the Fund's total return.

Some of the underlying funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers, engage in foreign currency transactions with respect to these investments, or invest in futures contracts and options on futures contracts. The Fund may also invest in individual securities of foreign issuers, engage in foreign currency transactions, including currency hedging transactions, sell securities short, or invest in futures contracts, options and options on futures contracts. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund may invest up to 80% of its total assets in underlying funds that invest in futures contracts and options on futures contracts.

PRINCIPAL RISKS

The Clermont Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Currency Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk • Foreign Issuer Exposure Risk • Fund of Funds Risk • High Yield Risk	• Investment in Investment Companies Risk
• Large-Capitalization Securities Risk
• Market Risk
• Non-Diversification Risk
• Portfolio Turnover Risk
• Short Sales Risk
• Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 10 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
7

BEROLINA FUND

FUND INFORMATION

FUND OBJECTIVE

The Berolina Fund seeks to provide growth of capital and total return.The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities of small, mid, and large-capitalization companies that may provide capital growth or appreciation. While pursuing its investment objective, the Fund will not invest less than 35% of its total assets in underlying funds that seek capital appreciation or growth.

The Fund may invest up to 65% of its total assets in underlying funds that invest in long, medium, or short-term bonds and other fixed income securities of varying credit quality if the Sub-Advisor believes that these underlying funds offer a potential for capital appreciation, or in individual securities that provide current income.

The Fund also may take long and short positions in ETFs such as Standard & Poor's Depositary Receipts (commonly referred to as SPDRs) and the NASDAQ 100 tracking stock (NASDAQ Symbol QQQQ). The Fund will use these instruments to increase exposure to sectors the Sub-Advisor believes have the greatest potential for upward price movement, and to decrease exposure to sectors the Sub-Advisor believes have the greatest potential for downward price movements.

Some of the underlying funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers, engage in foreign currency transactions with respect to these investments, or invest in futures contracts, options and options on futures contracts. The Fund may also invest in individual securities of foreign issuers, engage in foreign currency transactions, sell securities short, or invest in futures contracts, options and options on futures contracts. The Fund may, but is not obligated to, engage in currency hedging transactions to seek to minimize the effect of fluctuations in relative values between the foreign currencies and the U.S. Dollar. To the extent the Fund does not hedge its currency exposure, the value of the Fund's investments will be subject to the currency exchange fluctuations between foreign currencies and the U.S. Dollar. Generally, hedging involves derivatives transactions such as entering into currency forward, options or futures contracts. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Berolina Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Currency Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk • Foreign Issuer Exposure Risk • Fund of Funds Risk • High Yield Risk	• Investment in Investment Companies Risk • Large-Capitalization Securities Risk • Market Risk • Non-Diversification Risk • Short Sales Risk • Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 10 for a discussion of each of the principal risks that apply to the Fund.

8

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

	AMERIGO	CLERMONT	BEROLINA
ACTIVE TRADING RISK	X	X	X
CURRENCY RISK	X	X	X
DERIVATIVES RISK	X	X	X
EARLY CLOSING RISK	X	X	X
FIXED INCOME RISK	X	X	X
FOREIGN ISSUER EXPOSURE RISK	X	X	X
FUND OF FUNDS RISK	X	X	X
HIGH YIELD RISK	X	X	X
INVESTMENT IN INVESTMENT COMPANIES RISK	X	X	X
LARGE-CAPITALIZATION SECURITIES RISK	X	X	X
MARKET RISK	X	X	X
NON-DIVERSIFICATION RISK	X	X	X
PORTFOLIO TURNOVER RISK		X
SHORT SALES RISK	X	X	X
SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK	X	X	X

PROSPECTUS
9

DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK – A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratios may vary from current estimates or the historical ratio disclosed in this Prospectus.

CURRENCY RISK – The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DERIVATIVES RISK – The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

• The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

• Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK – The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK – The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest

10

rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and ETFs, which are indirectly linked to the performance of foreign issuers. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on the U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

FUND OF FUNDS RISK – The Fund is subject to fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Fund intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.

In addition, an underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, the Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because the Fund invests most of its assets in underlying funds, the Fund's investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest.

HIGH YIELD RISK – Below investment grade fixed income securities, or junk bonds, are high-yield, high risk securities and are considered speculative. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. Below investment grade fixed income securities generally pay higher yields (greater income) than investment in higher-quality securities; however, below investment grade securities involve greater risk to timely payment of principal and interest, including the possibility of default or bankruptcy of the issuers of the security. These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

INVESTMENT IN INVESTMENT COMPANIES RISK – The Fund may purchase shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940 and therefore, is not subject to the regulatory scheme of the Investment Company Act of 1940.

LARGE-CAPITALIZATION SECURITIES RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK – The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call

PROSPECTUS
11

provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and derivatives may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK – The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with large capitalizations, securities of small-capitalization and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. Medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

12

FUND PERFORMANCE

The following bar charts show the performance of shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how a Fund will perform in the future.

AMERIGO FUND

Highest Quarter Return (quarter ended 12/31/2004)	10.89%	Lowest Quarter Return (quarter ended 6/30/2006)	-3.41%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (07/01/2003)
AMERIGO FUND	13.77%	13.95%
S&P 500 INDEX[1]	5.49%	11.36%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

CLERMONT FUND

Highest Quarter Return (quarter ended 12/31/2004)	5.08%	Lowest Quarter Return (quarter ended 6/30/2004)	-2.61%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (07/01/2003)
CLERMONT FUND	6.23%	7.25%
S&P 500 INDEX[1]	5.49%	11.36%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS
13

BEROLINA FUND

Highest Quarter Return (quarter ended 6/30/2007)	7.15%	Lowest Quarter Return (quarter ended 12/31/2007)	-0.88%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (11/10/2006)
BEROLINA FUND	14.91%	15.90%
S&P 500 INDEX[1]	5.49%	7.57%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

14

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLES AND EXAMPLES DO NO REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLES AND EXAMPLES WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

	AMERIGO FUND	CLERMONT FUND	BEROLINA FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.90%	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE[1]	NONE[1]	NONE[1]
TOTAL OTHER EXPENSES	1.94%	2.04%	2.09%
OTHER EXPENSES	0.73%	0.72%	0.74%
ACQUIRED FUND FEES AND EXPENSES	0.31%[2]	0.42%[2]	0.45%[2]
TOTAL ANNUAL FUND OPERATING EXPENSES	2.84%	2.94%	2.99%

1 The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to May 1, 2009. For more information, see "Distribution Plan" in this Prospectus.

2 As a shareholder in certain funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are estimated for the current year and are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown.

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
AMERIGO	$287	$880	$1,499	$3,166
CLERMONT	$297	$910	$1,548	$3,261
BEROLINA	$302	$924	$1,572	$3,308

PROSPECTUS
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MORE INFORMATION ABOUT THE FUNDS:
INVESTMENT METHODOLOGY

The Sub-Advisor allocates the Funds' assets among underlying funds or individual securities representing various segments of the financial markets, which may include various style and capitalization combinations as further described below.

The Sub-Advisor varies these allocations in response to economic and market trends, seeking a mix that it believes will most likely achieve the Funds' respective investment objectives. Using fundamental and technical analysis, the Sub-Advisor assesses the relative risk and reward potential throughout the financial markets, underweighting assets if their performance is expected to be weak; and overweighting investments in segments where the Sub-Advisor believes performance will justify the risk.

Although the Funds may invest in shares of the same underlying fund, the percentage of each Fund's assets so invested may vary, and the Sub-Advisor will determine that such investments are consistent with the investment objectives and policies of each Fund.

ALLOCATION OF FUND ASSETS AMONG MARKET SEGMENTS

The Sub-Advisor allocates each Fund's assets primarily among various style and capitalization combinations (such as aggressive growth, growth, growth and income, small capitalization, etc.) of open-end and closed-end investment companies, specialty and industry sector funds (including utility funds), international and global stock funds (including developed and emerging markets, regional funds and country specific funds), international and global bond funds, U.S. Government securities, corporate bonds, high yield bond funds, money market funds and ETFs. The Funds may also invest in individual securities and derivatives.

Using fundamental and technical analysis, the Sub-Advisor assesses the relative risk and reward potential of these segments of the financial markets, with the objective of providing the best opportunity for achieving each Fund's investment objective. The Funds' portfolios are expected to vary considerably among the various market segments as changes in economic and market trends occur. The Sub-Advisor underweights market segments that it believes to have below average risk/reward potential and overweights market segments that it believes to have above average risk/reward potential.

ALLOCATION OF FUND ASSET SUBCLASSES

The asset allocation process is not limited to determining the degree to which a Fund's assets should be invested in a given market segment. The Sub-Advisor continually explores opportunities in various subclasses of assets, which may include:

• geoeconomic considerations (for example, "foreign" versus "domestic")

• maturities of fixed income securities (for example, "short-term" versus "long-term")

• market capitalization (for example, "large capitalization" versus "small capitalization")

• sector rotation (for example, "high tech" versus "industrial")

STOCK SEGMENT

The Funds may invest in one or more stock funds owning domestic and foreign equity securities, including common stocks and warrants. The Funds may also invest in individual stocks. Common stocks, the most familiar type, represent an ownership interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

The stock segment includes domestic and foreign equity securities of all types. The Sub-Advisor seeks a high total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends, and to individual stocks that the Sub-Advisor believes to have superior investment potential. When the Sub-Advisor selects stock funds, it considers both growth and anticipated dividend income. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depository receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

BOND SEGMENT

The Funds may invest in one or more bond funds owning domestic and foreign debt securities or in individual securities issued by either domestic or foreign parties. Bonds and other debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The bond segment includes all varieties of domestic and foreign fixed-income securities. The Sub-Advisor will seek to manage total return, income, and risk within the bond segment by adjusting a Fund's investments in bond funds that hold securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield

16

differentials between securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. These securities may be denominated in U.S. Dollars or foreign currency. The Funds may also invest in individual bonds and bond funds that respectively are or hold lower quality, high-yielding debt securities (or "junk bonds"). In general, bond prices rise when interest rates fall, and conversely, fall when interest rates rise. Bonds and other debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

MONEY MARKET SEGMENT

The Funds may invest directly in money market securities, or in one or more money market funds owning money market securities. Money market securities are high-quality securities (rated in one of the two highest rating categories for short-term debt obligations) and present minimal credit risk. They may include U.S. Government obligations, commercial paper and other short-term corporate obligations, and certificates of deposit, bankers' acceptances, bank deposits, repurchase agreements and other financial institution obligations. These securities may be denominated in U.S. Dollars or foreign currency.

DEFENSIVE INVESTMENTS

The Sub-Advisor, or the investment advisers of the underlying funds in which a Fund invests, may invest in a fully or partially defensive position when they believe it is appropriate to do so. When this happens, a Fund, or the underlying funds in which the Fund invests, may temporarily increase its investments in government securities and other short-term securities without regard to the Fund's, or the underlying funds', investment restrictions, policies or normal investment emphasis. During such a period, a Fund, or the underlying funds in which the Fund invests, would not be pursuing its investment objective. In addition, this defensive investment strategy may cause frequent trading and high portfolio turnover ratios when calculated in accordance with U.S. Securities and Exchange Commission ("SEC") rules. High transaction costs could result from more frequent trading. Frequent trading may also result in realization of net short-term capital gains upon which you may be taxed at ordinary tax rates when distributed from a Fund. The Funds may also use combinations of options and futures to achieve a more aggressive or defensive position. Such defensive investment positions may affect the Funds' performance and their ability to achieve their respective investment objectives. In addition, there can be no assurance that such risk management strategies will be implemented, or that if they are utilized that they will be successful in reducing losses to the Funds.

SALES CHARGES ASSESSED BY UNDERLYING FUNDS

The Funds may purchase "no-load" mutual funds, which are sold and purchased without a sales charge. The Funds may also purchase "load" mutual funds, but only if the load, or sales commission, is waived for purchases or sales made by the Funds. In addition, when the Sub-Advisor believes it is appropriate, a Fund may purchase mutual funds that charge a redemption fee of up to 2% for short-term sales, but not mutual funds that charge a sales load upon redemption. Neither the Funds nor the Sub-Advisor receive Rule 12b-1 distribution fees generated from the purchase of underlying funds; however, the Sub-Advisor may receive shareholder servicing fees for the performance of certain administrative tasks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the Statement of Additional Information ("SAI").

PURCHASING AND REDEEMING SHARES

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

Shares of each Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts and by certain pension, profit sharing and other retirement plans. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at a Fund's NAV per share calculated as of that same day.

PROSPECTUS
17

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex Investments may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because each Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of a Fund come from investors who take part in certain strategic and tactical asset allocation programs. Each Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of a Fund may negatively impact the Fund's ability to achieve its investment objective.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by the shareholders. For each Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). Each insurance company may have different rules about the timing and processing of transaction orders. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early – such as on days in advance of holidays generally observed by the participants in these markets – the Fund may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values shares of the underlying funds at their NAV and other investments at market prices. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their variable insurance contract prospectus.

DISTRIBUTION PLAN

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor will, in turn, pay the Service Provider out of its fees.

No distribution fees are currently charged to the Funds, there are no plans to impose these fees, and no such fees will be charged prior to May 1, 2009. However, in the event 12b-1 fees are charged in the future, because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

18

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each Fund. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interested of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that the Funds may distribute are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors II, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor monitors the performance, security holdings and investment management strategies of the Sub-Advisor. The Advisor also ensures compliance with each Fund's investment policies and guidelines. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities and oversight. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ending December 31, 2007, based on the average daily net assets for each Fund, as set forth below:

FUND	ADVISORY FEE
AMERIGO	0.90%
CLERMONT	0.90%
BEROLINA	0.90%

The Advisor pays the Sub-Advisor out of the advisory fees it receives. The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

INVESTMENT SUB-ADVISOR

CLS Investment Firm, LLC, 4020 South 147th Street, Omaha, Nebraska, 68137, serves as investment sub-adviser to the Funds and is responsible for the day-to-day management of each Fund's portfolio. The Sub-Advisor has been an investment adviser to individuals, employee benefit plans, trusts, and corporations since 1989 and has extensive experience managing portfolios of mutual funds.

PROSPECTUS
19

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Trust's Annual Report to Shareholders, which covers the period January 1, 2007 to December 31, 2007.

PORTFOLIO MANAGEMENT

Robert Jergovic, Chief Investment Officer, leads the Investment Committee of CLS. The Investment Committee consists of six investment professionals that are responsible for overseeing different functions within the portfolio management department. In addition to Mr. Jergovic, those members include Patrick Clarke as Chief Executive Officer, Dennis Guenther, Jennifer J. Schenkelberg, and Steve Donahoe as Senior Portfolio Managers, and Scott Kubie as Strategist. The Investment Committee meets once a month to determine the overall investment direction of the firm.

On a day-to-day basis the following individuals are jointly and primarily responsible for the management of the Funds.

Robert Jergovic, CFA, joined CLS as a portfolio manager in November 2000. In March of 2002, Mr. Jergovic was promoted to Chief Investment Officer. He also serves on the CLS Investment Committee as Chairman. As Chief Investment Officer, Mr. Jergovic leads the research and analysis of the financial markets and mutual funds. Mr. Jergovic has served as a Registered Representative of Aquarius Fund Distributors, LLC since November of 2003. From 2001 to 2003, Mr. Jergovic served as a Registered Representative of Orbitex Funds Distributor, Inc. and from 2000 to 2002 he served as portfolio manager with CLS's predecessor. Prior to joining CLS, Mr. Jergovic served as a Registered Representative for PFG Distribution Company from 1998 to 1999 and as Vice President of Commerce Investment Management, Inc. and Assistant Treasurer for Guarantee Life Insurance Company from 1994 to 2000.

Dennis Guenther, CFA, joined CLS in 1997 and has served as a portfolio manager and as a member of the Investment Committee since May of 2004. Mr. Guenther also has served as a Registered Representative of Aquarius Fund Distributors, LLC since November of 2003. Mr. Guenther served as Financial Analyst of CLS from 2002 to 2004 and as a Database/Interface Manager with CLS from 1997 to 2002. In addition, Mr. Guenther served as a Registered Representative of Orbitex Funds Distributors, Inc. from 2001 to 2003.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

20

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. The information provided below for the periods ending December 31, 2006 and 2007 has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2007 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2007 Annual Report is incorporated by reference in the SAI.

											RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income†	Net Realized and Unrealized Gains on Securities	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income§	Distributions from Net Realized Gains§	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return†††	Total Expenses***	Net Investment Income		Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Amerigo Fund
December 31, 2007	$35.83	$.12	$4.85	$4.97	$(.14)	$(1.53)	$(1.67)	$3.30	$39.13	13.77%	1.63%	0.32%		88%	$364,693
December 31, 2006	34.78	.21	4.06	4.27	(.03)	(3.19)	(3.22)	1.05	35.83	12.30%	1.64%	0.57%		299%	279,410
December 31, 2005	32.18	.05	2.94	2.99	(.04)	(.35)	(.39)	2.60	34.78	9.35%	1.64%	0.15%		82%	196,493
December 31, 2004	28.99	.08	3.13	3.21	(.02)	—	(.02)	3.19	32.18	11.09%	1.63%	0.27%		149%	127,059
December 31, 2003*	25.00	.07	3.92	3.99	—	—	—	3.99	28.99	15.96%	1.71%**	0.53	%**	63%	45,839
Clermont Fund
December 31, 2007	29.90	.53	1.40	1.93	(.61)	(4.43)	(5.04)	(3.11)	26.79	6.23%	1.64%	1.73%		163%	62,264
December 31, 2006	29.41	.46	1.98	2.44	(.64)	(1.31)	(1.95)	.49	29.90	8.34%	1.63%	1.51%		197%	99,809
December 31, 2005	28.57	.33	.78	1.11	(.17)	(.10)	(.27)	.84	29.41	3.92%	1.64%	1.15%		129%	108,667
December 31, 2004	27.05	.32	1.27	1.59	(.07)	—	(.07)	1.52	28.57	5.89%	1.63%	1.17%		124%	91,092
December 31, 2003*	25.00	.29	1.76	2.05	—	—	—	2.05	27.05	8.20%	1.71%**	2.29	%**	113%	22,277
Berolina Fund
December 31, 2007	25.55	.34	3.48	3.82	—	(.39)	(.39)	3.43	28.98	14.91%	1.62%	1.22%		171%	84,921
December 31, 2006*	25.00	.40	.34	.74	(.19)	—	(.19)	.55	25.55	2.96%	1.63%**	10.65	%**††	13%	19,989

  *  Since the commencement of operations: July 1, 2003 — Amerigo Fund and Clermont Fund; November 10, 2006 — Berolina Fund.

  **  Annualized

  ***  Does not include expenses of the underlying funds in which the Funds invest.

  †  Calculated using the average daily shares outstanding for the year.

  ††  Income ratios for the year ended December 31, 2006 were calculated for an abbreviated time frame and are not indicative of future class performance.

  †††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

PROSPECTUS
21

ADDITIONAL INFORMATION

Additional information about the Funds is included in the SAI dated May 1, 2008. The SAI has been filed with the SEC and is incorporated by reference into the Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affects the Funds' performance during their last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life products, the Trust does not provide its SAI and shareholder reports on its website.

No one has been authorized to give any information or make any representations not contained in this Prospectus or in the Funds' SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Trust or Rydex Investments. This Prospectus does not constitute an offering by the Trust in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

PROSPECTUS
BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

VTCLS-1-0408x0409

DOMESTIC EQUITY FUNDS

INVERSE NASDAQ-100® STRATEGY
(FORMERLY, INVERSE OTC STRATEGY)

INVERSE S&P 500 STRATEGY
(FORMERLY, INVERSE S&P 500)

NOVA

NASDAQ-100® (FORMERLY, OTC)

RUSSELL 2000® 1.5x STRATEGY
(FORMERLY, RUSSELL 2000®
ADVANTAGE)

SECTOR ROTATION

SECTOR FUND

PRECIOUS METALS

FIXED INCOME FUNDS

GOVERNMENT LONG BOND 1.2X STRATEGY (FORMERLY, GOVERNMENT
LONG BOND ADVANTAGE)

INVERSE GOVERNMENT LONG BOND STRATEGY (FORMERLY, INVERSE
GOVERNMENT LONG BOND)

THE RYDEX VARIABLE TRUST PROSPECTUS

MAY 1, 2008

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

DOMESTIC EQUITY FUNDS

5	INVERSE NASDAQ-100® STRATEGY FUND

6	INVERSE S&P 500 STRATEGY FUND

7	NOVA FUND

8	NASDAQ-100® FUND

9	RUSSELL 2000® 1.5X STRATEGY FUND

10	SECTOR ROTATION FUND

SECTOR FUND

11	PRECIOUS METALS FUND

FIXED INCOME FUNDS

12	GOVERNMENT LONG BOND 1.2X STRATEGY FUND

13	INVERSE GOVERNMENT LONG BOND STRATEGY FUND

14	PRINCIPAL RISKS OF INVESTING IN THE FUNDS

16	DESCRIPTIONS OF PRINCIPAL RISKS

20	FUND PERFORMANCE

24	FUND FEES AND EXPENSES

26	MORE INFORMATION ABOUT THE FUNDS

26	BENCHMARKS AND INVESTMENT METHODOLOGY

29	PURCHASING AND REDEEMING SHARES

30	DIVIDENDS, DISTRIBUTIONS, AND TAXES

31	MANAGEMENT OF THE FUNDS

33	FINANCIAL HIGHLIGHTS

36	INDEX PUBLISHERS INFORMATION

BC	ADDITIONAL INFORMATION

2

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

SECTOR FUND

FIXED INCOME FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios ("funds") that are grouped into several categories according to each fund's investment strategy. This Prospectus describes shares of the following funds (the "Funds") which are grouped into the following categories:

DOMESTIC EQUITY FUNDS – Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, NASDAQ-100® Fund, Russell 2000® 1.5x Strategy Fund, and Sector Rotation Fund

SECTOR FUND – Precious Metals Fund

FIXED INCOME FUNDS – Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund

The Funds are advised by PADCO Advisors II, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

Shares of the Funds are available primarily for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

PROSPECTUS
3

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4

INVERSE NASDAQ-100® STRATEGY FUND
  (FORMERLY, INVERSE OTC STRATEGY FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse NASDAQ-100® Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse NASDAQ-100® Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and stock indices, and swap agreements. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund may also invest in ADRs to gain inverse exposure to the underlying index. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse NASDAQ-100® Strategy Fund is appropriate for investors who expect the NASDAQ-100 Index® to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index® goes up.

PRINCIPAL RISKS

The Inverse NASDAQ-100® Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 16 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
5

INVERSE S&P 500 STRATEGY FUND
  (FORMERLY, INVERSE S&P 500 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse S&P 500 Strategy Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and stock indices, and swap agreements. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse S&P 500 Strategy Fund is appropriate for investors who expect the S&P 500 Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500 Index goes up.

PRINCIPAL RISKS

The Inverse S&P 500 Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 16 for a discussion of each of the principal risks that apply to the Fund.

6

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Nova Fund invests to a significant extent in leveraged derivative instruments, such as futures contracts, and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Nova Fund is appropriate for investors who expect the S&P 500 Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.

PRINCIPAL RISKS

The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 16 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
7

NASDAQ-100® FUND
  (FORMERLY, OTC FUND)

FUND INFORMATION

FUND OBJECTIVE

The NASDAQ-100® Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The NASDAQ-100® Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, including ADRs, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The NASDAQ-100® Fund is appropriate for investors who expect the NASDAQ-100 Index® to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index® goes down.

PRINCIPAL RISKS

The NASDAQ-100® Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk	• Large-Capitalization Securities Risk • Market Risk • Non-Diversification Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 16 for a discussion of each of the principal risks that apply to the Fund.

8

RUSSELL 2000® 1.5X STRATEGY FUND
  (FORMERLY, RUSSELL 2000® ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Russell 2000® 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000® Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its underlying index is increasing. When the value of its underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000® 1.5x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index. The Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage." The Fund may also invest in ADRs to gain exposure to the underlying index. The Fund's underlying index generally includes small-capitalization companies with a capitalization range of $27 million to $8.6 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Russell 2000® 1.5x Strategy Fund is appropriate for investors who expect the Russell 2000® Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000® Index goes down.

PRINCIPAL RISKS

The Russell 2000® 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Market Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 16 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
9

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Sector Rotation Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on several measures of momentum including price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, including small and mid-capitalization securities, such as U.S. traded common stocks and ADRs, but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Sector Rotation Fund is appropriate for investors who seek to gain exposure to market sectors and industries that display superior performance. These investors must also be willing to bear the risk of losses in the event of a broad market decline.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Investment Style Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 16 for a discussion of each of the principal risks that apply to the Fund.

10

PRECIOUS METALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Precious Metals Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the precious metals sector and therefore may be concentrated in an industry or group of industries within the precious metals sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Precious Metals Fund is appropriate for investors who expect the precious metals sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the precious metals sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Precious Metals Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Precious Metals Sector Concentration Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 16 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
11

GOVERNMENT LONG BOND 1.2X STRATEGY FUND
  (FORMERLY, GOVERNMENT LONG BOND ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Government Long Bond 1.2x Strategy Fund invests principally in U.S. Government securities and in leveraged derivative instruments, such as certain futures and options contracts and swap agreements. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize its derivative positions. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Government Long Bond 1.2x Strategy Fund is appropriate for investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

PRINCIPAL RISKS

The Government Long Bond 1.2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 16 for a discussion of each of the principal risks that apply to the Fund.

12

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
  (FORMERLY, INVERSE GOVERNMENT LONG BOND FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Government Long Bond Strategy Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse (opposite) of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Government Long Bond Strategy Fund's objective is to perform, on a daily basis, exactly opposite the underlying index, the daily price movement of the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Government Long Bond Strategy Fund is appropriate for investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

PRINCIPAL RISKS

The Inverse Government Long Bond Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 16 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
13

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

	INVERSE NASDAQ-100® STRATEGY	INVERSE S&P 500 STRATEGY	NOVA	NASDAQ-100®	RUSSELL 2000® 1.5X STRATEGY
ACTIVE TRADING RISK	X	X	X	X	X
COUNTERPARTY CREDIT RISK	X	X	X	X	X
DEPOSITARY RECEIPT RISK	X			X	X
DERIVATIVES RISK	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X
FIXED INCOME RISK
INDUSTRY CONCENTRATION RISK	X			X
INVESTMENT STYLE RISK
LARGE-CAPITALIZATION SECURITIES RISK	X	X	X	X
LEVERAGING RISK			X		X
MARKET RISK	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK
NON-DIVERSIFICATION RISK	X	X	X	X	X
PORTFOLIO TURNOVER RISK
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)	X			X
SHORT SALES RISK	X	X
SMALL-CAPITALIZATION SECURITIES RISK					X
TRACKING ERROR RISK	X	X	X	X	X
TRADING HALT RISK	X	X	X	X	X

14

	SECTOR ROTATION	PRECIOUS METALS	GOVERNMENT LONG BOND 1.2X STRATEGY	INVERSE GOVERNMENT LONG BOND STRATEGY
ACTIVE TRADING RISK		X	X	X
COUNTERPARTY CREDIT RISK	X		X	X
DEPOSITARY RECEIPT RISK	X	X
DERIVATIVES RISK	X	X	X	X
EARLY CLOSING RISK	X	X	X	X
FIXED INCOME RISK			X	X
INDUSTRY CONCENTRATION RISK
INVESTMENT STYLE RISK	X
LARGE-CAPITALIZATION SECURITIES RISK
LEVERAGING RISK			X
MARKET RISK	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK	X	X
NON-DIVERSIFICATION RISK	X	X	X	X
PORTFOLIO TURNOVER RISK	X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)		X
SHORT SALES RISK	X			X
SMALL-CAPITALIZATION SECURITIES RISK	X	X
TRACKING ERROR RISK			X	X
TRADING HALT RISK	X	X	X	X

PROSPECTUS
15

DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK – A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK – The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

• The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

• Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

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EARLY CLOSING RISK – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK – The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund or Inverse Government Long Bond Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INDUSTRY CONCENTRATION RISK – The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INVESTMENT STYLE RISK – The Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

LARGE-CAPITALIZATION SECURITIES RISK – The Nova and NASDAQ-100® Funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse NASDAQ-100® Strategy and Inverse S&P 500 Strategy Funds are subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund will engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. Beacause the Fund's investment strategies involve consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK – The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

MID-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. For the Sector Rotation and Precious Metals Fund, medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK – The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

PROSPECTUS
17

SECTOR CONCENTRATION RISK – The Sector Concentration Risk applicable to each Fund is as follows:

PRECIOUS METALS SECTOR CONCENTRATION RISK – The risk that the relatively few securities of issuers in the mining industry that the Precious Metals Fund purchases will under perform the market as a whole. To the extent that the Precious Metals Fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals and securities of Precious Metals Companies may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

TECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. For the Russell 2000® 1.5x Strategy, Sector Rotation and Precious Metals Funds, small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRACKING ERROR RISK – Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's, performance to match or correlate to that of the Fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.

In addition, the Nova Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, and Inverse Government Long Bond Strategy Fund, which seek to track their respective benchmarks on a daily basis, and the Russell 2000® 1.5x Strategy Fund, and Government Long Bond 1.2x Strategy Fund, which seek to track their respective benchmark over time, are subject to mathematical compounding which may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

The Russell 2000® 1.5x Strategy Fund and Government Long Bond 1.2x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Russell 2000® 1.5x Strategy Fund and Government Long Bond 1.2x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices.

TRADING HALT RISK – The Fund, typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the

18

Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price their outstanding contracts or securities.

PROSPECTUS
19

FUND PERFORMANCE

The following bar charts show the performance of shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how a Fund will perform in the future.

INVERSE NASDAQ-100® STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2002)	32.20%	Lowest Quarter Return (quarter ended 12/31/2002)	-18.97%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/21/2001)
Inverse NASDAQ-100® Strategy Fund	-11.28%	-13.32%	-3.84%
Nasdaq-100 Index®1	19.24%	16.62%	0.54%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ OMX Group, Inc. Returns reflect no deduction for fees, expenses, or taxes.

INVERSE S&P 500 STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2002)	17.71%	Lowest Quarter Return (quarter ended 12/31/1998)	-16.89%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS[2]
Inverse S&P 500 Strategy Fund	0.83%	-8.70%	-3.74%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

2 The Fund commenced continuous operations on June 9, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation including returns for each discrete period, were as follows: May 7, 1997 to May 21, 1997, -3.70%; and May 24, 1997 to June 3, 1997, 0.10%.

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NOVA FUND

Highest Quarter Return (quarter ended 12/31/1998)	31.57%	Lowest Quarter Return (quarter ended 9/30/2002)	-26.76%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Nova Fund	1.13%	14.88%	2.30%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

NASDAQ-100® FUND

Highest Quarter Return (quarter ended 12/31/1999)	53.10%	Lowest Quarter Return (quarter ended 9/30/2001)	-37.14%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
NASDAQ-100® Fund	17.82%	14.91%	6.15%
Nasdaq-100 Index®1	19.24%	16.62%	7.96%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ OMX Group, Inc. Returns reflect no deduction for fees, expenses, or taxes.

RUSSELL 2000® 1.5X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	34.94%	Lowest Quarter Return (quarter ended 9/30/2002)	-30.50%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Russell 2000® 1.5X Strategy Fund	-6.74%	19.22%	11.78%
Russell 2000® Index[1]	-1.57%	16.25%	12.44%

1 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

PROSPECTUS
21

SECTOR ROTATION FUND

Highest Quarter Return (quarter ended 6/30/2003)	14.70%	Lowest Quarter Return (quarter ended 6/30/2006)	-6.08%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/01/2002)
Sector Rotation Fund	22.75%	17.46%	10.21%
S&P 500® Index[1]	5.49%	12.83%	7.40%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PRECIOUS METALS FUND

Highest Quarter Return (quarter ended 3/31/2002)	31.42%	Lowest Quarter Return (quarter ended 6/30/2004)	-20.72%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Precious Metals Fund	19.55%	16.23%	8.25%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

GOVERNMENT LONG BOND 1.2X STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2002)	17.53%	Lowest Quarter Return (quarter ended 3/31/1999)	-9.57%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Government Long Bond 1.2X Strategy Fund	9.77%	4.29%	4.68%
Lehman Long Treasury Bond Index[1]	9.81%	5.63%	7.14%

1 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance. Returns reflect no deduction for fees, expenses or taxes.

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INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Highest Quarter Return (quarter ended 3/31/2006)	7.93%	Lowest Quarter Return (quarter ended 6/30/2005)	-8.58%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/01/2003)
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	-4.51%	-3.00%
LEHMAN LONG TREASURY BOND INDEX[1]	9.81%	5.50%

1 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance. Returns reflect no deduction for fees, expenses or taxes.

PROSPECTUS
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FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUNDS SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLES AND EXAMPLES DO NO REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLES AND EXAMPLES WERE TO REFLECT THE DEDUCTION OF INSURA FEES AND EXPENSES WOULD BE HIGHER.

	INVERSE NASDAQ-100® STRATEGY FUND	INVERSE S&P 500 STRATEGY FUND	NOVA FUND	NASDAQ-100® FUND	RUSSELL 2000® 1.5x STRATEGY FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.90%	0.75%	0.75%	0.90%
DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.78%	0.73%	0.71%	0.76%	0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.68%	1.63%	1.46%	1.51%	1.66%

	SECTOR ROTATION FUND	PRECIOUS METALS FUND	GOVERNMENT LONG BOND 1.2x STRATEGY FUND	INVERSE GOVERNMENT LONG BOND STRATEGY FUND
SHAREHOLDER FEES	NONE	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.75%	0.50%	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE
TOTAL OTHER EXPENSES	0.71%	0.70%	0.70%	2.93%
OTHER EXPENSES	0.71%	0.70%	0.70%	0.73%
SHORT INTEREST EXPENSES	NONE	NONE	NONE	2.20%[1]
Total Annual Fund Operating Expenses	1.61%	1.45%	1.20%	3.83%

1 Short Interest Expense occurs because the Fund short-sells the Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset – in its entirety or in part – by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than expenses, the expense ratio for the Inverse Government Long Bond Strategy Fund would have equaled 1.63%.

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EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INVERSE NASDAQ-100® STRATEGY	$171	$530	$913	$1,987
INVERSE S&P 500 STRATEGY	$166	$514	$887	$1,933
NOVA	$149	$462	$797	$1,746
NASDAQ-100®	$154	$477	$824	$1,802
RUSSELL 2000® 1.5X STRATEGY	$169	$523	$902	$1,965
SECTOR ROTATION	$164	$508	$876	$1,911
PRECIOUS METALS	$148	$459	$792	$1,735
GOVERNMENT LONG BOND 1.2X STRATEGY	$122	$381	$660	$1,455
INVERSE GOVERNMENT LONG BOND STRATEGY	$385	$1,169	$1,972	$4,062

PROSPECTUS
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MORE INFORMATION ABOUT THE FUNDS:
BENCHMARKS AND INVESTMENT METHODOLOGY

BENCHMARK INFORMATION

The Domestic Equity Funds (except for the Sector Rotation Fund) and Fixed Income Funds seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
INVERSE NASDAQ-100® STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ-100 INDEX®

INVERSE S&P 500 STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500® INDEX

NASDAQ-100® FUND	NASDAQ-100 INDEX®

RUSSELL 2000® 1.5X STRATEGY FUND	RUSSELL 2000® INDEX (THE FUND SEEKS EXPOSURE TO 150% OF THE PERFORMANCE OF ITS BENCHMARK)

GOVERNMENT LONG BOND 1.2X STRATEGY FUND	LONG TREASURY BOND (THE FUND SEEKS EXPOSURE TO 120% OF THE PERFORMANCE OF ITS BENCHMARK)

INVERSE GOVERNMENT LONG BOND STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG TREASURY BOND

A BRIEF GUIDE TO THE UNDERLYING INDICES

NASDAQ-100 INDEX®. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. As of December 31, 2007, the NASDAQ-100 Index® included companies with a capitalization range of $2.9 billion to $333 billion.

RUSSELL 2000® INDEX. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 11% of the Russell 3000® total market capitalization. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2007, the Russell 2000® Index included companies with a capitalization range of $27 million to $8.6 billion.

S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2007, the S&P 500 Index included companies with a capitalization range of $708 million to $511.9 billion.

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UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume: (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 9.28%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended in 2007 of the indices underlying the Funds' benchmarks is as follows: NASDAQ-100 Index® — 15.28%; Russell 2000® Index — 14.41%; S&P 500 Index — 9.28%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

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28

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Sector Rotation Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, the Fund may not achieve its investment objective.

DOMESTIC EQUITY FUNDS (EXCEPT FOR THE SECTOR ROTATION FUND) AND FIXED INCOME FUNDS. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds — Nova Fund, Russell 2000® 1.5x Strategy Fund and Government Long Bond 1.2x Strategy Fund — are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, and Inverse Government Long Bond Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2,000 securities are eligible for purchase from the industry buy lists. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of volatility in the top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

PRECIOUS METALS FUND. In managing the Precious Metals Fund, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because an appropriate published index is not available for the Precious Metals Fund, the Advisor has developed its own methodology to construct an objective performance benchmark. The Advisor first identifies the investment universe for the precious metals sector using Global Industry Classification Standard (GICS) codes. The Advisor then employs a quantitative screen to ensure minimum capitalization and liquidity standards. The resulting portfolio is weighted to meet diversification standards and to generate returns respective of that sector. The Advisor monitors the efficacy of this methodology, and makes periodic changes in the composition of the Precious Metals Fund to ensure that the Fund remains a valid representation of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Ordinarily, investors may buy shares on any day that the NYSE is open for business (a "Business Day"). However, the Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government Bond Market is closed, including Columbus Day and Veterans' Day. In addition, on any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of each Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

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All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Because the Domestic Equity Funds (except for the Sector Rotation Fund), Precious Metals Fund, and Fixed Income Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Sector Rotation Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Fund is sold primarily, directly and indirectly, through variable annuity and variable life insurance products, the Fund expects that all shares of the Fund will be owned, directly and indirectly, on an omnibus by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Fund ability to prevent frequent trading of the Fund will be solely dependent on the ability and willingness of the various insurance companies to assist in its prevention. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). Each insurance company may have different rules about the timing and processing of transaction orders. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the Government Long Bond 1.2x Strategy Fund which declares and pays dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

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TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors II, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2007, based on the average daily net assets for each Fund, as set forth beow:

FUND	ADVISORY FEE
INVERSE NASDAQ-100® STRATEGY FUND	0.90%
INVERSE S&P 500 STRATEGY FUND	0.90%
NOVA FUND	0.75%
NASDAQ-100® FUND	0.75%
RUSSELL 2000® 1.5X STRATEGY FUND	0.90%
SECTOR ROTATION FUND	0.90%
PRECIOUS METALS FUND	0.75%
GOVERNMENT LONG BOND 1.2X STRATEGY FUND	0.50%
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	0.90%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Trust's Annual Report to Shareholders, which covers the period January 1, 2007 to December 31, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. In addition to Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

Michael P. Byrum, CFA, President and CIO of Rydex Investments – As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in

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the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Director of Alternative Investment Strategies – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Senior Portfolio Manager – Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Douglas Holmes, CFA, Director of Stock Selection and Asset Allocation – As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2007 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2007 Annual Report is incorporated by reference in the SAI.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Total Distributions
Nova Fund
December 31, 2007	$10.09	$.12	$—	$.12	$(.15)	$—	$—	$(.15)
December 31, 2006	8.56	.11	1.54	1.65	(.12)	—	—	(.12)
December 31, 2005	8.26	.05	.28	.33	(.03)	—	—	(.03)
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—
Inverse S&P 500 Strategy Fund (Formerly, Inverse S&P 500 Fund)
December 31, 2007	43.90	1.35	(1.00)	.35	(2.04)	—	—	(2.04)
December 31, 2006†††	51.50	1.70	(5.60)	(3.90)	(3.70)	—	—	(3.70)
December 31, 2005†††	51.90	.80	(1.20)	(.40)	—	—	—	—
December 31, 2004†††	57.70	(.20)	(5.60)	(5.80)	—	—	—	—
December 31, 2003†††	75.70	(.40)	(17.60)	(18.00)	—	—	—	—
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	15.39	.03	2.71	2.74	(.01)	—	—	(.01)
December 31, 2006	14.55	(.07)	.91	.84	—	—	—	—
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—
Inverse NASDAQ-100® Strategy Fund (Formerly, Inverse OTC Fund)
December 31, 2007	19.79	.64	(2.87)	(2.23)	(.57)	—	—	(.57)
December 31, 2006	21.51	.74	(1.07)	(.33)	(1.39)	—	—	(1.39)
December 31, 2005	21.24	.33	(.06)	.27	—	—	—	—
December 31, 2004	24.09	(.08)	(2.77)	(2.85)	—	—	—	—
December 31, 2003	39.04	(.22)	(14.33)	(14.55)	—	(.40)	—	(.40)

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2007	$(.03)	$10.06	1.13%	1.46%	1.12%	94%	$82,191
December 31, 2006	1.53	10.09	19.27%	1.48%	1.18%	211%	134,477
December 31, 2005	.30	8.56	3.97%	1.53%	0.60%	381%	132,018
December 31, 2004	1.05	8.26	14.62%	1.46%	0.41%	654%	130,200
December 31, 2003	2.03	7.21	39.19%	1.54%	0.09%	729%	81,816
Inverse S&P 500 Strategy Fund (Formerly, Inverse S&P 500 Fund)
December 31, 2007	(1.69)	42.21	0.83%	1.63%	3.04%	—	21,581
December 31, 2006†††	(7.60)	43.90	(7.50)%	1.63%	3.29%	—	19,025
December 31, 2005†††	(.40)	51.50	(0.77)%	1.70%	1.46%	—	32,505
December 31, 2004†††	(5.80)	51.90	(10.05)%	1.62%	(0.28)%	—	19,076
December 31, 2003†††	(18.00)	57.70	(23.78)%	1.67%	(0.59)%	—	17,822
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	2.73	18.12	17.82%	1.51%	0.18%	110%	82,492
December 31, 2006	.84	15.39	5.77%	1.49%	(0.50)%	152%	72,871
December 31, 2005	.16	14.55	1.11%	1.50%	(0.68)%	294%	102,487
December 31, 2004	1.23	14.39	9.35%	1.47%	(0.17)%	418%	191,476
December 31, 2003	4.11	13.16	45.41%	1.53%	(1.20)%	482%	127,836
Inverse NASDAQ-100® Strategy Fund (Formerly, Inverse OTC Fund)
December 31, 2007	(2.80)	16.99	(11.28)%	1.68%	3.40%	—	13,640
December 31, 2006	(1.72)	19.79	(1.40)%	1.64%	3.35%	—	23,929
December 31, 2005	.27	21.51	1.27%	1.63%	1.49%	—	19,648
December 31, 2004	(2.85)	21.24	(11.83)%	1.64%	(0.35)%	—	23,928
December 31, 2003	(14.95)	24.09	(37.37)%	1.68%	(0.73)%	—	34,563

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  †††  Per share amounts for periods ended December 31, 2003—December 31, 2006 have been restated to reflect a 1:10 reverse stock split effective April 23, 2007—See Note 10.

  §  Less than $.01 per share.

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FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Russell 2000® 1.5x Strategy Fund (Formerly, Russell 2000® Advantage Fund)
December 31, 2007	$41.14	$.49	$(3.26)	$(2.77)	$(.96)	$(3.21)	$(4.17)	$(6.94)
December 31, 2006	34.14	.19	6.93	7.12	(.12)	—	(.12)	7.00
December 31, 2005	33.65	.01	1.31	1.32	(.83)	—	(.83)	.49
December 31, 2004	29.75	(.10)	6.95	6.85	—	(2.95)	(2.95)	3.90
December 31, 2003	20.11	(.18)	13.11	12.93	—	(3.29)	(3.29)	9.64
Government Long Bond 1.2x Strategy Fund (Formerly, Government Long Bond Advantage Fund)
December 31, 2007	11.56	.41	.68	1.09	(.41)	—	(.41)	.68
December 31, 2006	12.38	.42	(.82)	(.40)	(.42)	—	(.42)	(.82)
December 31, 2005	11.88	.41	.50	.91	(.41)	—	(.41)	.50
December 31, 2004	11.67	.40	.54	.94	(.40)	(.33)	(.73)	.21
December 31, 2003	13.08	.41	(.52)	(.11)	(.41)	(.89)	(1.30)	(1.41)
Inverse Government Long Bond Strategy Fund (Formerly, Inverse Government Long Bond Fund)
December 31, 2007	21.55	.70	(1.67)	(.97)	(1.00)	—	(1.00)	(1.97)
December 31, 2006	20.80	.69	.97	1.66	(.91)	—	(.91)	.75
December 31, 2005	21.95	(.07)	(1.08)	(1.15)	—	—	—	(1.15)
December 31, 2004	24.82	(.66)	(1.98)	(2.64)	—	(.23)	(.23)	(2.87)
December 31, 2003*	25.00	(.13)	(.05)	(.18)	—	—	—	(.18)

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Russell 2000® 1.5x Strategy Fund (Formerly, Russell 2000® Advantage Fund)
December 31, 2007	$34.20	(6.74)%	1.66%	1.66%		1.16%		354%	$21,879
December 31, 2006	41.14	20.85%	1.64%	1.64%		0.49%		380%	73,112
December 31, 2005	34.14	3.91%	1.63%	1.63%		0.04%		404%	38,589
December 31, 2004	33.65	25.20%	1.65%	1.65%		(0.32)%		1,171%	112,649
December 31, 2003	29.75	64.28%	1.70%	1.70%		(0.66)%		1,135%	122,995
Government Long Bond 1.2x Strategy Fund (Formerly, Government Long Bond Advantage Fund)
December 31, 2007	12.24	9.77%	1.20%	1.20%		3.60%		1,367%	52,250
December 31, 2006	11.56	(3.14)%	1.20%	1.20%		3.66%		1,339%	50,420
December 31, 2005	12.38	7.71%	1.18%	1.18%		3.30%		1,284%	60,160
December 31, 2004	11.88	8.42%	1.21%	1.21%		3.36%		1,318%	48,709
December 31, 2003	11.67	(0.64)%	1.23%	1.23%		3.26%		1,272%	65,358
Inverse Government Long Bond Strategy Fund (Formerly, Inverse Government Long Bond Fund)
December 31, 2007	19.58	(4.51)%	3.83%	1.63	%‡	3.17%		1,123%	17,611
December 31, 2006	21.55	8.11%	5.12%	1.63	%‡	3.08%		597%	29,246
December 31, 2005	20.80	(5.24)%	5.11%	1.63	%‡	(0.33)%		589%	29,671
December 31, 2004	21.95	(10.67)%	5.02%	1.63	%‡	(2.86)%		—	41,098
December 31, 2003*	24.82	(0.72)%	1.69%**	1.69	%**‡	(0.74	)%**	—	22,355

  *  Since the commencement of operations: May 1, 2003—Inverse Government Long Bond Strategy Fund.

  **  Annualized

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  ‡  Operating Expenses exclude interest expense from securities sold short.

34

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Precious Metals Fund
December 31, 2007	$12.58	$(.10)	$2.56	$2.46	$—	$—	$—
December 31, 2006	10.36	(.03)	2.25	2.22	—	—	—
December 31, 2005	8.57	(.02)	1.81	1.79	—	—	—
December 31, 2004	9.99	(.05)	(1.37)	(1.42)	—	—	—
December 31, 2003	7.09	(.03)	2.93	2.90	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Precious Metals Fund
December 31, 2007	$2.46	$15.04	19.55%	1.45%	(0.71)%	268%	$91,613
December 31, 2006	2.22	12.58	21.43%	1.49%	(0.26)%	228%	62,910
December 31, 2005	1.79	10.36	20.89%	1.57%	(0.24)%	308%	68,241
December 31, 2004	(1.42)	8.57	(14.21)%	1.46%	(0.54)%	519%	35,043
December 31, 2003	2.90	9.99	40.90%	1.54%	(0.38)%	658%	44,606

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Sector Rotation Fund
December 31, 2007	$13.47	$(.02)	$3.10	$3.08	$—	$(1.22)	$(1.22)	$1.86
December 31, 2006	12.68	(.02)	1.48	1.46	—	(.67)	(.67)	.79
December 31, 2005	11.16	(.02)	1.54	1.52	—	—	—	1.52
December 31, 2004	10.08	(.05)	1.13	1.08	—	—	—	1.08
December 31, 2003	7.76	(.07)	2.39	2.32	—	—	—	2.32

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Expenses	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Sector Rotation Fund
December 31, 2007	$15.33	22.75%	1.61%	1.61%	1.61%	(0.15)%	277%	$130,166
December 31, 2006	13.47	11.47%	1.64%	1.64%	1.64%	(0.16)%	353%	87,673
December 31, 2005	12.68	13.62%	1.70%	1.70%	1.70%	(0.20)%	281%	61,834
December 31, 2004	11.16	10.71%	1.63%	1.63%	1.63%	(0.52)%	333%	27,747
December 31, 2003	10.08	29.97%	1.70%	1.70%	1.70%	(0.78)%	401%	20,594

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

PROSPECTUS
35

INDEX PUBLISHERS INFORMATION

Standard & Poor's

The Inverse S&P 500 Strategy and Nova Funds (the "Rydex S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P does not make any representation, condition, warranty, express or implied, to the owners of the Rydex S&P Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex S&P Funds particularly or the ability of the S&P 500® Index (the "S&P Index") to track general stock market performance. S&P's only relationship to Rydex Investments ("Licensee") is the licensing of certain of their trademarks and of the S&P Index which is determined, composed and calculated by S&P without regard to Licensee or the Rydex S&P Funds. S&P has no obligation to take the needs of Licensee or the owners of the Rydex S&P Funds into consideration in determining, composing or calculating the S&P Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Rydex S&P Funds or the timing of the issuance or sale of the Rydex S&P Funds or in the determination or calculation of the equation by which the Rydex S&P Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Rydex S&P Funds.

S&P does not guarantee the accuracy and/or the completeness of the S&P Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Rydex S&P Funds, or any other person or entity from the use of the S&P Index or any data included therein. S&P makes no express or implied warranties or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Index or any data included therein, even if notified of the possibility of such damages.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," and "500," are trademarks of The McGraw-Hill Companies, Inc.

NASDAQ OMX Group, Inc.

The Inverse NASDAQ-100® Strategy and NASDAQ-100® Funds (the "Rydex NASDAQ Funds") are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Rydex NASDAQ Funds. The Corporations make no representation or warranty, express or implied to the owners of the Rydex NASDAQ Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex NASDAQ Funds particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance. The Corporations' only relationship to Rydex Investments ("Licensee") is in the licensing of the NASDAQ®, NASDAQ-100®, and NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by the Corporations without regard to Licensee or the Rydex NASDAQ Funds. The Corporations have no obligation to take the needs of the Licensee or the owners of the Rydex NASDAQ Funds into consideration in determining, composing or calculating the NASDAQ-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Rydex NASDAQ Funds to be issued or in the determination or calculation of the equation by which the Rydex NASDAQ Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Rydex NASDAQ Funds.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the NASDAQ-100 Index® or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the Rydex NASDAQ Funds, or any other person or entity from the use of the NASDAQ-100 Index® or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the NASDAQ-100 Index® or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of such damages.

Frank Russell Company

The Russell 2000® 1.5x Strategy Fund (the "Rydex Russell Fund") is not sponsored or endorsed by, nor in any way affiliated with Frank Russell Company ("Russell"). Russell is not responsible for and has not reviewed the Russell Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000® Index (the "Russell Index") which is a trademark/service mark of Russell. Russell has no obligation to take the needs of the

36

Rydex Russell Fund or its participants or any other product or person into consideration in determining, composing or calculating the Russell Index.

Russell's publication of the Russell Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Index is based.

Russell makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell Index or any data included in the Russell Index. Russell makes no representation, warranty or guarantee regarding the use, or the results of use, of the Russell Index or any data included therein, or any security (or combination thereof) comprising the Russell Index. Russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell Index or any data or any security (or combination thereof) included therein.

Russell® is a trademark of the Frank Russell Company.

More information about the Index Publishers is located in the SAI.

PROSPECTUS
37

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2008. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the Annual and Semi-Annual Reports. Also, in the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available primarily for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds' SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Rydex Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

VTAM-1-0408x0409

THE RYDEX VARIABLE TRUST PROSPECTUS

MAY 1, 2008

DOMESTIC EQUITY FUND

SECTOR ROTATION

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

DOMESTIC EQUITY FUND

5	SECTOR ROTATION FUND

6	DESCRIPTIONS OF PRINCIPAL RISKS

8	FUND PERFORMANCE

8	FUND FEES AND EXPENSES

9	MORE INFORMATION ABOUT THE FUND

9	INVESTMENT METHODOLOGY

9	PURCHASING AND REDEEMING SHARES

10	DIVIDENDS, DISTRIBUTIONS, AND TAXES

10	MANAGEMENT OF THE FUND

12	FINANCIAL HIGHLIGHTS

BC	ADDITIONAL INFORMATION

2

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios ("funds") that are grouped into several categories according to each fund's investment strategy. This Prospectus describes shares of the Sector Rotation Fund (the "Fund"). The Fund is advised by PADCO Advisors II, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

Shares of the Fund are available primarily for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

PROSPECTUS
3

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4

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Sector Rotation Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on several measures of momentum including price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, including small and mid-capitalization securities, such as U.S. traded common stocks and ADRs, but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Sector Rotation Fund is appropriate for investors who seek to gain exposure to market sectors and industries that display superior performance. These investors must also be willing to bear the risk of losses in the event of a broad market decline.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Investment Style Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on the following page for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
5

DESCRIPTIONS OF PRINCIPAL RISKS

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK – The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

• The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

• Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

INVESTMENT STYLE RISK – The Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

6

MARKET RISK – The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

MID-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK – The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK – Short sales are transactions in which the Fund sell a security they do not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRADING HALT RISK – The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

PROSPECTUS
7

FUND PERFORMANCE

The following bar chart shows the performance of shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of shares of the Fund as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

SECTOR ROTATION FUND

Highest Quarter Return (quarter ended 6/30/2003)	14.70%	Lowest Quarter Return (quarter ended 6/30/2006)	-6.08%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/01/2002)
Sector Rotation Fund	22.75%	17.46%	10.21%
S&P 500® Index[1]	5.49%	12.83%	7.40%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NO REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SECTOR ROTATION FUND
SHAREHOLDER FEES	NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE
OTHER EXPENSES	0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.61%

EXAMPLE

The Example that follows is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example reflects your cost based on these assumptions.

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
SECTOR ROTATION	$164	$508	$876	$1,911

8

MORE INFORMATION ABOUT THE FUND:
INVESTMENT METHODOLOGY

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve the Fund's objective. The Advisor uses statistical techniques to determine the optimal mix of assets for the Fund. The Advisor places particular emphasis on controlling risk relative to the Fund's market sector in order to maintain consistency and predictability.

If necessary, the Advisor may engage in temporary defensive investing, which, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, the Fund may not achieve its investment objective.

Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2,000 securities are eligible for purchase from the industry buy lists. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of volatility in the top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are offered continuously. Ordinarily, investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Fund reserves the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of the Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to the Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Fund reserves the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Unlike most other Rydex Funds, the Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Fund is sold primarily, directly and indirectly, through variable annuity and variable life insurance products, the Fund expects that all shares of the Fund will be owned, directly and indirectly, on an omnibus by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Fund's ability to prevent frequent trading of the Fund will be solely dependent on the ability and willingness of the various insurance companies to assist in its prevention. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

PROSPECTUS
9

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of the Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). Each insurance company may have different rules about the timing and processing of transaction orders. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where the Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the Fund may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. These dates are listed in the SAI.

In calculating NAV, the Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The Fund may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of the Fund.

TAXES

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

PADCO Advisors II, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2007, based on the average daily net assets for the Fund, as set forth below:

FUND	ADVISORY FEE
SECTOR ROTATION FUND	0.90%

10

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Trust's Annual Report to Shareholders, which covers the period January 1, 2007 to December 31, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. In addition to Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

Michael P. Byrum, CFA, President and CIO of Rydex Investments – As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Director of Alternative Investment Strategies – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Senior Portfolio Manager – Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Douglas Holmes, CFA, Director of Stock Selection and Asset Allocation – As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

PROSPECTUS
11

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2007 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2007 Annual Report is incorporated by reference in the SAI.

											RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Expenses	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Sector Rotation Fund
December 31, 2007	$13.47	$(.02)	$3.10	$3.08	$—	$(1.22)	$(1.22)	$1.86	$15.33	22.75%	1.61%	1.61%	1.61%	(0.15)%	277%	$130,166
December 31, 2006	12.68	(.02)	1.48	1.46	—	(.67)	(.67)	.79	13.47	11.47%	1.64%	1.64%	1.64%	(0.16)%	353%	87,673
December 31, 2005	11.16	(.02)	1.54	1.52	—	—	—	1.52	12.68	13.62%	1.70%	1.70%	1.70%	(0.20)%	281%	61,834
December 31, 2004	10.08	(.05)	1.13	1.08	—	—	—	1.08	11.16	10.71%	1.63%	1.63%	1.63%	(0.52)%	333%	27,747
December 31, 2003	7.76	(.07)	2.39	2.32	—	—	—	2.32	10.08	29.97%	1.70%	1.70%	1.70%	(0.78)%	401%	20,594

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

12

ADDITIONAL INFORMATION

Additional and more detailed information about the Fund is included in the SAI dated May 1, 2008. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Fund's investments is available in the Annual and Semi-Annual Reports. Also, in the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Because shares of the Fund are available primarily for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Fund's SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Fund or Rydex Investments. This Prospectus does not constitute an offering by the Fund in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

PROSPECTUS
BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

VTAILI-1-0408x0409

THE RYDEX VARIABLE TRUST PROSPECTUS

MAY 1, 2008

DOMESTIC EQUITY FUND

NASDAQ-100® (FORMERLY, OTC)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

DOMESTIC EQUITY FUND

5	NASDAQ-100® FUND

6	DESCRIPTIONS OF PRINCIPAL RISKS

8	FUND PERFORMANCE

8	FUND FEES AND EXPENSES

9	MORE INFORMATION ABOUT THE FUND

9	BENCHMARK AND INVESTMENT METHODOLOGY

9	PURCHASING AND REDEEMING SHARES

11	DIVIDENDS, DISTRIBUTIONS, AND TAXES

11	MANAGEMENT OF THE FUND

13	FINANCIAL HIGHLIGHTS

14	INDEX PUBLISHER INFORMATION

BC	ADDITIONAL INFORMATION

2

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios ("funds") that are grouped into several categories according to each fund's investment strategy. This Prospectus describes shares of the NASDAQ-100® Fund (the "Fund"). The Fund is advised by PADCO Advisors II, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

Shares of the Fund are available primarily for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

PROSPECTUS
3

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4

NASDAQ-100® FUND
  (FORMERLY, OTC FUND)

FUND INFORMATION

FUND OBJECTIVE

The NASDAQ-100® Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The NASDAQ-100® Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, including ADRs, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The NASDAQ-100® Fund is appropriate for investors who expect the NASDAQ-100 Index® to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index® goes down.

PRINCIPAL RISKS

The NASDAQ-100® Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk	• Large-Capitalization Securities Risk • Market Risk • Non-Diversification Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on the following page for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
5

DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK – A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK – The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

• The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

• Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

6

EARLY CLOSING RISK – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

INDUSTRY CONCENTRATION RISK – The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

LARGE-CAPITALIZATION SECURITIES RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK – The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

TECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

TRACKING ERROR RISK – Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's underlying index, on a daily basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.

In addition, the Fund, which seeks to track its benchmark on a daily basis, is subject to mathematical compounding which may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK – The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price their outstanding contracts or securities.

PROSPECTUS
7

FUND PERFORMANCE

The following bar chart shows the performance of shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of shares of the Fund as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

NASDAQ-100® FUND

Highest Quarter Return (quarter ended 12/31/1999)	53.10%	Lowest Quarter Return (quarter ended 9/30/2001)	-37.14%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
NASDAQ-100® Fund	17.82%	14.91%	6.15%
NASDAQ-100 Index®1	19.24%	16.62%	7.96%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ OMX Group, Inc. Returns reflect no deduction for fees, expenses, or taxes.

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLES AND EXAMPLES DO NO REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLES AND EXAMPLES WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES (fees directly paid from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE
OTHER EXPENSES	0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.51%

EXAMPLE

The Example that follows is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example reflects your cost based on these assumptions.

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
NASDAQ-100®	$154	$477	$824	$1,802

8

MORE INFORMATION ABOUT THE FUND:
BENCHMARK AND INVESTMENT METHODOLOGY

BENCHMARK INFORMATION

The Fund seeks to provide investment results that correlate to the performance of a specific benchmark over time.

The current benchmark used by the Fund is set forth below:

FUND	BENCHMARK
NASDAQ-100® FUND	NASDAQ-100 INDEX®

A BRIEF GUIDE TO THE UNDERLYING INDEX

NASDAQ-100 INDEX®. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. As of December 31, 2007, the NASDAQ-100 Index® included companies with a capitalization range of $2.9 billion to $333 billion.

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve the Fund's objective. The Advisor uses a quantitative method to construct a portfolio that correlates highly with the Fund's benchmark. Statistical techniques are then used to determine the optimal mix of assets for the Fund. The Advisor places particular emphasis on controlling risk relative to the Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor's primary objective for the Fund is to correlate with the performance of the index underlying the Fund's benchmark.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Ordinarily, investors may buy shares on any day that the NYSE is open for business (a "Business Day"). In addition, on any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Fund reserves the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of the Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to the Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Fund reserves the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Because the Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Fund's Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Fund come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

PROSPECTUS
9

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of the Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For the Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). Each insurance company may have different rules about the timing and processing of transaction orders. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where the Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the Fund may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. These dates are listed in the SAI.

In calculating NAV, the Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The Fund may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

10

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of the Fund.

TAXES

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

PADCO Advisors II, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2007, based on the average daily net assets for the Fund, as set forth beow:

FUND	ADVISORY FEE
NASDAQ-100® FUND	0.75%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreement is available in the Trust's Annual Report to Shareholders, which covers the period January 1, 2007 to December 31, 2007.

PROSPECTUS
11

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. In addition to Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Fund.

Michael P. Byrum, CFA, President and CIO of Rydex Investments – As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Director of Alternative Investment Strategies – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Senior Portfolio Manager – Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Douglas Holmes, CFA, Director of Stock Selection and Asset Allocation – As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

12

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2007 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2007 Annual Report is incorporated by reference in the SAI.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Total Distributions
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	15.39	.03	2.71	2.74	(.01)	—	—	(.01)
December 31, 2006	14.55	(.07)	.91	.84	—	—	—	—
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	2.73	18.12	17.82%	1.51%	0.18%	110%	82,492
December 31, 2006	.84	15.39	5.77%	1.49%	(0.50)%	152%	72,871
December 31, 2005	.16	14.55	1.11%	1.50%	(0.68)%	294%	102,487
December 31, 2004	1.23	14.39	9.35%	1.47%	(0.17)%	418%	191,476
December 31, 2003	4.11	13.16	45.41%	1.53%	(1.20)%	482%	127,836

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

PROSPECTUS
13

INDEX PUBLISHER INFORMATION

NASDAQ OMX Group, Inc.

The NASDAQ-100® Fund (the "Rydex NASDAQ Fund") is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Rydex NASDAQ Fund. The Corporations make no representation or warranty, express or implied to the owners of the Rydex NASDAQ Fund or any member of the public regarding the advisability of investing in securities generally or in the Rydex NASDAQ Fund particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance. The Corporations' only relationship to Rydex Investments ("Licensee") is in the licensing of the NASDAQ®, NASDAQ-100®, and NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by the Corporations without regard to Licensee or the Rydex NASDAQ Fund. The Corporations have no obligation to take the needs of the Licensee or the owners of the Rydex NASDAQ Fund into consideration in determining, composing or calculating the NASDAQ-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Rydex NASDAQ Fund to be issued or in the determination or calculation of the equation by which the Rydex NASDAQ Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Rydex NASDAQ Fund.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the NASDAQ-100 Index® or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the Rydex NASDAQ Fund, or any other person or entity from the use of the NASDAQ-100 Index® or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the NASDAQ-100 Index® or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of such damages.

More information about the Index Publisher is located in the SAI.

14

ADDITIONAL INFORMATION

Additional and more detailed information about the Fund is included in the SAI dated May 1, 2008. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Fund's investments is available in the Annual and Semi-Annual Reports. Also, in the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during their last fiscal year. Because shares of the Fund are available primarily for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Fund's SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Fund or Rydex Investments. This Prospectus does not constitute an offering by the Fund in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

PROSPECTUS
BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

VTGW-1-0408x0409

DOMESTIC EQUITY FUNDS

DOW 2x STRATEGY (FORMERLY,
DYNAMIC DOW)

NASDAQ-100® 2x STRATEGY
(FORMERLY, OTC 2x STRATEGY)

RUSSELL 2000® 2x STRATEGY
(FORMERLY, DYNAMIC RUSSELL 2000®)

S&P 500 2x STRATEGY (FORMERLY,
DYNAMIC S&P 500)

INVERSE DOW 2x STRATEGY
(FORMERLY, INVERSE DYNAMIC DOW)

INVERSE MID-CAP STRATEGY
(FORMERLY, INVERSE MID-CAP)

INVERSE NASDAQ-100® STRATEGY
(FORMERLY, INVERSE OTC STRATEGY)

INVERSE RUSSELL 2000® STRATEGY
(FORMERLY, INVERSE RUSSELL 2000®)

INVERSE S&P 500 STRATEGY
(FORMERLY, INVERSE S&P 500)

MID-CAP 1.5x STRATEGY (FORMERLY,
MID-CAP ADVANTAGE)

MULTI-CAP CORE EQUITY

NOVA

NASDAQ-100® (FORMERLY, OTC)

RUSSELL 2000® 1.5x STRATEGY
(FORMERLY, RUSSELL 2000®
ADVANTAGE)

SECTOR ROTATION

DOMESTIC EQUITY-STYLE FUNDS

LARGE-CAP GROWTH

LARGE-CAP VALUE

MID-CAP GROWTH

MID-CAP VALUE

SMALL-CAP GROWTH

SMALL-CAP VALUE

SECTOR FUNDS

BANKING

BASIC MATERIALS

BIOTECHNOLOGY

CONSUMER PRODUCTS

ELECTRONICS

ENERGY

ENERGY SERVICES

FINANCIAL SERVICES

HEALTH CARE

INTERNET

LEISURE

PRECIOUS METALS

RETAILING

TECHNOLOGY

TELECOMMUNICATIONS

TRANSPORTATION

UTILITIES

INTERNATIONAL EQUITY FUNDS

EUROPE 1.25x STRATEGY
(FORMERLY, EUROPE ADVANTAGE)

JAPAN 1.25x STRATEGY
(FORMERLY, JAPAN ADVANTAGE)

INTERNATIONAL ROTATION

FIXED INCOME FUNDS

GOVERNMENT LONG BOND 1.2x STRATEGY (FORMERLY, GOVERNMENT
LONG BOND ADVANTAGE)

INVERSE GOVERNMENT LONG BOND STRATEGY (FORMERLY, INVERSE
GOVERNMENT LONG BOND)

THE RYDEX VARIABLE TRUST PROSPECTUS

MAY 1, 2008

ALTERNATIVE INVESTMENT FUNDS

ABSOLUTE RETURN STRATEGIES

ALTERNATIVE STRATEGIES ALLOCATION

COMMODITIES STRATEGY

HEDGED EQUITY

REAL ESTATE

STRENGTHENING DOLLAR 2x STRATEGY (FORMERLY, DYNAMIC STRENGTHENING DOLLAR)

WEAKENING DOLLAR 2x STRATEGY (FORMERLY, DYNAMIC WEAKENING DOLLAR)

ESSENTIAL PORTFOLIO FUNDS

ESSENTIAL PORTFOLIO CONSERVATIVE

ESSENTIAL PORTFOLIO MODERATE

ESSENTIAL PORTFOLIO AGGRESSIVE

MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

DOMESTIC EQUITY FUNDS

5	DOW 2X STRATEGY FUND

6	NASDAQ-100® 2X STRATEGY FUND

7	RUSSELL 2000® 2X STRATEGY FUND

8	S&P 500 2X STRATEGY FUND

9	INVERSE DOW 2X STRATEGY FUND

10	INVERSE MID-CAP STRATEGY FUND

11	INVERSE NASDAQ-100® STRATEGY FUND

12	INVERSE RUSSELL 2000® STRATEGY FUND

13	INVERSE S&P 500 STRATEGY FUND

14	MID-CAP 1.5X STRATEGY FUND

15	MULTI-CAP CORE EQUITY FUND

16	NOVA FUND

17	NASDAQ-100® FUND

18	RUSSELL 2000® 1.5X STRATEGY FUND

19	SECTOR ROTATION FUND

DOMESTIC EQUITY - STYLE FUNDS

20	LARGE-CAP GROWTH FUND

21	LARGE-CAP VALUE FUND

22	MID-CAP GROWTH FUND

23	MID-CAP VALUE FUND

24	SMALL-CAP GROWTH FUND

25	SMALL-CAP VALUE FUND

SECTOR FUNDS

26	BANKING FUND

27	BASIC MATERIALS FUND

28	BIOTECHNOLOGY FUND

29	CONSUMER PRODUCTS FUND

30	ELECTRONICS FUND

31	ENERGY FUND

32	ENERGY SERVICES FUND

33	FINANCIAL SERVICES FUND

34	HEALTH CARE FUND

35	INTERNET FUND

36	LEISURE FUND

37	PRECIOUS METALS FUND

38	RETAILING FUND

39	TECHNOLOGY FUND

40	TELECOMMUNICATIONS FUND

41	TRANSPORTATION FUND

42	UTILITIES FUND

INTERNATIONAL EQUITY FUNDS

43	EUROPE 1.25X STRATEGY FUND

44	JAPAN 1.25X STRATEGY FUND

45	INTERNATIONAL ROTATION FUND

FIXED INCOME FUNDS

46	GOVERNMENT LONG BOND 1.2X STRATEGY FUND

47	INVERSE GOVERNMENT LONG BOND STRATEGY FUND

ALTERNATIVE INVESTMENT FUNDS

48	ABSOLUTE RETURN STRATEGIES FUND

50	ALTERNATIVE STRATEGIES ALLOCATION FUND

52	COMMODITIES STRATEGY FUND

53	HEDGED EQUITY FUND

54	REAL ESTATE FUND

55	STRENGTHENING DOLLAR 2X STRATEGY FUND

56	WEAKENING DOLLAR 2X STRATEGY FUND

ESSENTIAL PORTFOLIO FUNDS

57	ESSENTIAL PORTFOLIO FUNDS OVERVIEW

58	ESSENTIAL PORTFOLIO CONSERVATIVE FUND

60	ESSENTIAL PORTFOLIO MODERATE FUND

62	ESSENTIAL PORTFOLIO AGGRESSIVE FUND

MONEY MARKET FUND

64	U.S. GOVERNMENT MONEY MARKET FUND

65	PRINCIPAL RISKS OF INVESTING IN THE FUNDS

72	DESCRIPTIONS OF PRINCIPAL RISKS

82	FUND PERFORMANCE

100	FUND FEES AND EXPENSES

107	MORE INFORMATION ABOUT THE FUNDS

107	BENCHMARKS AND INVESTMENT METHODOLOGY

114	PURCHASING AND REDEEMING SHARES

116	DIVIDENDS, DISTRIBUTIONS, AND TAXES

116	MANAGEMENT OF THE FUNDS

119	FINANCIAL HIGHLIGHTS

128	INDEX PUBLISHERS INFORMATION

BC	ADDITIONAL INFORMATION

2

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

DOMESTIC EQUITY - STYLE FUNDS

SECTOR FUNDS

INTERNATIONAL EQUITY FUNDS

FIXED INCOME FUNDS

ALTERNATIVE INVESTMENT FUNDS

ESSENTIAL PORTFOLIO FUNDS

MONEY MARKET FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios ("funds") that are grouped into several categories according to each fund's investment strategy. This Prospectus describes shares of the following funds (the "Funds") which are grouped into the following categories:

DOMESTIC EQUITY FUNDS – Dow 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500 Strategy Fund, Mid-Cap 1.5x Strategy Fund, Multi-Cap Core Equity Fund, Nova Fund, NASDAQ-100® Fund, Russell 2000® 1.5x Strategy Fund, and Sector Rotation Fund

DOMESTIC EQUITY - STYLE FUNDS – Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Growth Fund, and Small-Cap Value Fund

SECTOR FUNDS – Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, and Utilities Fund

INTERNATIONAL EQUITY FUNDS – Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, and International Rotation Fund

FIXED INCOME FUNDS – Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund

ALTERNATIVE INVESTMENT FUNDS – Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, Real Estate Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund

ESSENTIAL PORTFOLIO FUNDS – Essential Portfolio Conservative Fund, Essential Portfolio Moderate Fund, and Essential Portfolio Aggressive Fund

MONEY MARKET FUND – U.S. Government Money Market Fund

The Funds are advised by PADCO Advisors II, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor"). In addition, the International Rotation Fund is sub-advised by Valu-Trac Investment Management Limited ("Valu-Trac" or the "Sub-Advisor").

Shares of the Funds are available primarily for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

PROSPECTUS
3

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4

DOW 2X STRATEGY FUND
  (FORMERLY, DYNAMIC DOW FUND)

FUND INFORMATION

FUND OBJECTIVE

The Dow 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Dow 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may purchase equity securities that are generally within the capitalization range of the Dow Jones Industrial AverageSM, which generally includes large-capitalization companies with a capitalization range of $14.1 billion to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Dow 2x Strategy Fund is appropriate for investors who expect the Dow Jones Industrial AverageSM to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial AverageSM goes down.

PRINCIPAL RISKS

The Dow 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
5

NASDAQ-100® 2X STRATEGY FUND
  (FORMERLY, OTC 2X STRATEGY FUND)

FUND INFORMATION

FUND OBJECTIVE

The NASDAQ-100® 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The NASDAQ-100® 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund may purchase equity securities that are generally within the capitalization range of the NASDAQ 100 Index®, which generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. The Fund may also invest in American Depository Receipts ("ADRs") to gain exposure to the underlying index. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The NASDAQ-100® 2x Strategy Fund is appropriate for investors who expect the NASDAQ-100 Index® to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the NASDAQ-100 Index® Index goes down.

PRINCIPAL RISKS

The NASDAQ-100® 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

6

RUSSELL 2000® 2X STRATEGY FUND
  (FORMERLY, DYNAMIC RUSSELL 2000® FUND)

FUND INFORMATION

FUND OBJECTIVE

The Russell 2000® 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000® Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000® 2x Strategy Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may purchase equity securities that are generally within the capitalization range of the Russell 2000® Index, which generally includes small-capitalization companies with a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Fund may also invest in ADRs to gain exposure to the underlying index. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Russell 2000® 2x Strategy Fund is appropriate for investors who expect the Russell 2000® Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000® Index goes down.

PRINCIPAL RISKS

The Russell 2000® 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Market Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
7

S&P 500 2X STRATEGY FUND
  (FORMERLY, DYNAMIC S&P 500 FUND)

FUND INFORMATION

FUND OBJECTIVE

The S&P 500 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The S&P 500 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative postions. The Fund also may purchase equity securities that are generally within the capitalization range of the S&P 500 Index, which generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The S&P 500 2x Strategy Fund is appropriate for investors who expect the S&P 500 Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.

PRINCIPAL RISKS

The S&P 500 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

8

INVERSE DOW 2X STRATEGY FUND
  (FORMERLY, INVERSE DYNAMIC DOW FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Dow 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Inverse Dow 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $14.1 billion to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Dow 2x Strategy Fund is appropriate for investors who expect the Dow Jones Industrial AverageSM to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial AverageSM goes up.

PRINCIPAL RISKS

The Inverse Dow 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk • Leveraging Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
9

INVERSE MID-CAP STRATEGY FUND
  (FORMERLY, INVERSE MID-CAP FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Mid-Cap Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Mid-Cap Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and securities indices, and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions. The Fund's underlying index generally includes mid-capitalization companies with a capitalization range of $342 million to $12.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Mid-Cap Strategy Fund is appropriate for investors who expect the S&P MidCap 400 Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400 Index goes up.

PRINCIPAL RISKS

The Inverse Mid-Cap Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

10

INVERSE NASDAQ-100® STRATEGY FUND
  (FORMERLY, INVERSE OTC STRATEGY FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse NASDAQ-100® Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse NASDAQ-100® Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and stock indices, and swap agreements. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund may also invest in ADRs to gain inverse exposure to the underlying index. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse NASDAQ-100® Strategy Fund is appropriate for investors who expect the NASDAQ-100 Index® to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index® goes up.

PRINCIPAL RISKS

The Inverse NASDAQ-100® Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
11

INVERSE RUSSELL 2000® STRATEGY FUND
  (FORMERLY, INVERSE RUSSELL 2000® FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Russell 2000® Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the funds shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Russell 2000® Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and securities indices, and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions. The Fund may also invest in ADRs to gain inverse exposure to the underlying index. The Fund's underlying index generally includes small-capitalization companies with a capitalization range of $27 million to $8.6 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Russell 2000® Strategy Fund is appropriate for investors who expect the Russell 2000® Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000® Index goes up.

PRINCIPAL RISKS

The Inverse Russell 2000® Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Non-Diversification Risk • Short Sales Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

12

INVERSE S&P 500 STRATEGY FUND
  (FORMERLY, INVERSE S&P 500 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse S&P 500 Strategy Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and stock indices, and swap agreements. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse S&P 500 Strategy Fund is appropriate for investors who expect the S&P 500 Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500 Index goes up.

PRINCIPAL RISKS

The Inverse S&P 500 Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
13

MID-CAP 1.5X STRATEGY FUND
  (FORMERLY, MID-CAP ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its underlying index is increasing. When the value of its underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Mid-Cap 1.5x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index. The Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage." The Fund's underlying index generally includes mid-capitalization companies with a capitalization range of $342 million to $12.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Mid-Cap 1.5x Strategy Fund is appropriate for investors who expect the S&P MidCap 400 Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P MidCap 400 Index goes down.

PRINCIPAL RISKS

The Mid-Cap 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

14

MULTI-CAP CORE EQUITY FUND

FUND INFORMATION

FUND OBJECTIVE

The Multi-Cap Core Equity Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Multi-Cap Core Equity Fund invests in a broad mix of equity securities of companies representative of the total U.S. stock market as measured by the Russell 3000® Index. The Fund pursues its investment objective by investing in securities within the small, medium and large market capitalization segments that demonstrate value and potential for growth.

The Advisor uses a quantitative investment strategy based on a set of factors that it believes are indicative of future value and growth, such as relative price-to-book ratios and free-cash flow growth measures, to select the Fund's investments within each of the capitalization segments. The Advisor will allocate the Fund's investments among the capitalization segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each. The Fund primarily invests to an equal extent in the equity securities of small, mid-, and large-capitalization companies, but may also invest in derivatives designed to provide exposure to equity securities and indices, such as futures contracts, options and swap transactions. The Fund may also invest in ADRs to gain exposure to the various capitalization segments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Multi-Cap Core Equity Fund is appropriate for investors who want broad exposure to the market, focusing on stocks that exhibit potential for growth but are still attractive in terms of valuation. These investors are looking for returns similar to or exceeding that of the Russell 3000® Index, however, must also be willing to bear the risk of losses if market conditions decline.

PRINCIPAL RISKS

The Multi-Cap Core Equity Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Investment Style Risk • Large-Capitalization Securities Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
15

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Nova Fund invests to a significant extent in leveraged derivative instruments, such as futures contracts, and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Nova Fund is appropriate for investors who expect the S&P 500 Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.

PRINCIPAL RISKS

The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

16

NASDAQ-100® FUND
  (FORMERLY, OTC FUND)

FUND INFORMATION

FUND OBJECTIVE

The NASDAQ-100® Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The NASDAQ-100® Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, including ADRs, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The NASDAQ-100® Fund is appropriate for investors who expect the NASDAQ-100 Index® to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index® goes down.

PRINCIPAL RISKS

The NASDAQ-100® Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk	• Large-Capitalization Securities Risk • Market Risk • Non-Diversification Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
17

RUSSELL 2000® 1.5X STRATEGY FUND
  (FORMERLY, RUSSELL 2000® ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Russell 2000® 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000® Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its underlying index is increasing. When the value of its underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000® 1.5x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index. The Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage." The Fund may also invest in ADRs to gain exposure to the underlying index. The Fund's underlying index generally includes small-capitalization companies with a capitalization range of $27 million to $8.6 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Russell 2000® 1.5x Strategy Fund is appropriate for investors who expect the Russell 2000® Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000® Index goes down.

PRINCIPAL RISKS

The Russell 2000® 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Market Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

18

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Sector Rotation Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on several measures of momentum including price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, including small and mid-capitalization securities, such as U.S. traded common stocks and ADRs, but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Sector Rotation Fund is appropriate for investors who seek to gain exposure to market sectors and industries that display superior performance. These investors must also be willing to bear the risk of losses in the event of a broad market decline.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Investment Style Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
19

LARGE-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Large-Cap Growth Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $1.9 billion to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Large-Cap Growth Fund is appropriate for investors who expect the S&P 500/Citigroup Pure Growth Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The Large-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

20

LARGE-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Large-Cap Value Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $252.1 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Large-Cap Value Fund is appropriate for investors who expect the S&P 500/Citigroup Pure Value Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The Large-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
21

MID-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Mid-Cap Growth Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes mid-capitalization companies with a capitalization range of $560 million to $12.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Mid-Cap Growth Fund is appropriate for investors who expect the S&P MidCap 400/Citigroup Pure Growth Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The Mid-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

22

MID-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Mid-Cap Value Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes mid-capitalization companies with a capitalization range of $420 million to $6.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Mid-Cap Value Fund is appropriate for investors who expect the S&P MidCap 400/Citigroup Pure Value Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The Mid-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
23

SMALL-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Small-Cap Growth Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes small-capitalization companies with a capitalization range of $167 million to $4.8 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Small-Cap Growth Fund is appropriate for investors who expect the S&P SmallCap 600/Citigroup Pure Growth Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The Small-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Non-Diversification Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

24

SMALL-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Small-Cap Value Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes small-capitalization companies with a capitalization range of $89 million to $3.5 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Small-Cap Value Fund is appropriate for investors who expect the S&P SmallCap 600/Citigroup Pure Value Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The Small-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Non-Diversification Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
25

BANKING FUND

FUND INFORMATION

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Banking Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and making commercial and consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the banking sector and therefore may be concentrated in an industry or group of industries within the banking sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Banking Fund is appropriate for investors who expect the banking sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the banking sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Banking Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Banking Sector Concentration Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

26

BASIC MATERIALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Basic Materials Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Basic Materials Companies that have small to mid-sized capitalizations. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles, and wood products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the basic materials sector and therefore may be concentrated in an industry or group of industries within the basic materials sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Basic Materials Fund is appropriate for investors who expect the basic materials sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the basic materials sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Basic Materials Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Basic Materials Sector Concentration Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
27

BIOTECHNOLOGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Biotechnology Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Biotechnology Companies that have small to mid-sized capitalizations. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the biotechnology sector and therefore may be concentrated in an industry or group of industries within the biotechnology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Biotechnology Fund is appropriate for investors who expect the biotechnology sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the biotechnology sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Biotechnology Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Biotechnology Sector Concentration Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

28

CONSUMER PRODUCTS FUND

FUND INFORMATION

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Consumer Products Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Consumer Products Companies that have small to mid-sized capitalizations. Consumer Products Companies include companies that manufacture, wholesale or retail food, staple retail products and non-durable goods such as beverages, tobacco, household and personal care products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the consumer products sector and therefore may be concentrated in an industry or group of industries within the consumer products sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Consumer Products Fund is appropriate for investors who expect the consumer products sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the consumer products sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Consumer Products Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Consumer Products Sector Concentration Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
29

ELECTRONICS FUND

FUND INFORMATION

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Electronics Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Electronics Companies that have small to mid-sized capitalizations. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the electronics sector and therefore may be concentrated in an industry or group of industries within the electronics sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Electronics Fund is appropriate for investors who expect the electronics sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the electronics sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Electronics Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Electronics Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

30

ENERGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Energy Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Energy Companies that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy sector and therefore may be concentrated in an industry or group of industries within the energy sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Energy Fund is appropriate for investors who expect the energy sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the energy sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Energy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Energy Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
31

ENERGY SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Energy Services Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Energy Services Companies that have small to mid-sized capitalizations. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy services sector and therefore may be concentrated in an industry or group of industries within the energy services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Energy Services Fund is appropriate for investors who expect the energy services sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the energy services sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Energy Services Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Energy Services Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

32

FINANCIAL SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Financial Services Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the financial services sector and therefore may be concentrated in an industry or group of industries within the financial services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Financial Services Fund is appropriate for investors who expect the financial services sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the financial services sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Financial Services Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Financial Services Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
33

HEALTH CARE FUND

FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Health Care Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and therefore may be concentrated in an industry or group of industries within the health care sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Health Care Fund is appropriate for investors who expect the health care sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the health care sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Health Care Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Health Care Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

34

INTERNET FUND

FUND INFORMATION

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Internet Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Internet Companies that have small to mid-sized capitalizations. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain broad representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the internet sector and therefore may be concentrated in an industry or group of industries within the internet sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Internet Fund is appropriate for investors who expect the internet sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the internet sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Internet Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Internet Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
35

LEISURE FUND

FUND INFORMATION

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Leisure Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, restaurants casinos, radio and television broadcasting and advertising companies, motion picture production companies, entertainment software companies, toys and sporting goods manufacturers, musical recording companies, alcohol and tobacco companies, and publishing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the leisure sector and therefore may be concentrated in an industry or group of industries within the leisure sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Leisure Fund is appropriate for investors who expect the leisure sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the leisure sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Leisure Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Leisure Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

36

PRECIOUS METALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Precious Metals Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the precious metals sector and therefore may be concentrated in an industry or group of industries within the precious metals sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Precious Metals Fund is appropriate for investors who expect the precious metals sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the precious metals sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Precious Metals Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Precious Metals Sector Concentration Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
37

RETAILING FUND

FUND INFORMATION

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers ("Retailing Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Retailing Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; warehouse membership clubs; mail order operations; interest retailers; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the retailing sector and therefore may be concentrated in an industry or group of industries within the retailing sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Retailing Fund is appropriate for investors who expect the retailing sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the retailing sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Retailing Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Retailing Sector Concentration Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

38

TECHNOLOGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Technology Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the technology sector and therefore may be concentrated in an industry or group of industries within the technology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Technology Fund is appropriate for investors who expect the technology sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the technology sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Technology Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Technology Sector Concentration Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
39

TELECOMMUNICATIONS FUND

FUND INFORMATION

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Telecommunications Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Telecommunications Companies that have small to mid-sized capitalizations. Telecommunications Companies include traditional and wireless telephone services or equipment providers, Internet equipment and service providers, and fiber-optics. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the telecommunications sector and therefore may be concentrated in an industry or group of industries within the telecommunications sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Telecommunications Fund is appropriate for investors who expect the telecommunications sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the telecommunications sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Telecommunications Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Telecommunications Sector Concentration Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

40

TRANSPORTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Transportation Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers; parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the transportation sector and therefore may be concentrated in an industry or group of industries within the transportation sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Transportation Fund is appropriate for investors who expect the transportation sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the transportation sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Transportation Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Transportation Sector Concentration Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
41

UTILITIES FUND

FUND INFORMATION

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Utilities Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the utilities sector and therefore may be concentrated in an industry or group of industries within the utilities sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Utilities Fund is appropriate for investors who expect the utilities sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the utilities sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Utilities Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk • Utilities Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

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EUROPE 1.25X STRATEGY FUND
  (FORMERLY, EUROPE ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Europe 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50® Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Europe 1.25x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. The Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage." The Fund may also invest in ADRs to gain exposure to the underlying index. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Europe 1.25x Strategy Fund is appropriate for investors who expect the European market, as represented by the Dow Jones STOXX 50® Index, to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50® Index goes down.

PRINCIPAL RISKS

The Europe 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Currency Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Foreign Issuer Exposure Risk	• Geographic Concentration in Europe Risk • Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
43

JAPAN 1.25X STRATEGY FUND
  (FORMERLY, JAPAN ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Japan 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Japan 1.25x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. The Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage." The Fund may also invest in ADRs to gain exposure to the underlying index. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Japan 1.25x Strategy Fund is appropriate for investors who expect the Japanese market, as represented by the Topix 100 Index, to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Topix 100 Index goes down.

PRINCIPAL RISKS

The Japan 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Currency Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Foreign Issuer Exposure Risk	• Geographic Concentration in Japan Risk • Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

44

INTERNATIONAL ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The International Rotation Fund seeks long term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The International Rotation Fund seeks to achieve its investment objective by investing in exchange-traded funds ("ETFs"), some of which may be affiliated with the Fund, and other financial instruments that: (1) provide exposure to, or closely correlate with, the performance of certain foreign countries included in the MSCI World ex-US Index (the "Index") and (2) have the potential to generate returns, before fees and expenses, in excess to those of the Index. The Index is designed to measure global developed market equity performance, and currently includes securities from the following 22 developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. In addition to ETFs, the Fund will invest in financial instruments, such as swap agreements, futures contracts and options on currencies, and other similar derivatives, to gain exposure to selected countries included in the Index and to attempt to manage risk associated with such exposure. The Fund also intends to enter into short sales and other similar transactions. The Fund, at times, may also hold U.S. Government securities or cash equivalents, such as money market instruments. The percentage of the Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Fund shares. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Sub-Advisor selects a set of factors that it believes are indicative of the future value and growth of developed market countries and their respective currencies. The factors are then incorporated into an investment model developed by the Sub-Advisor to produce a ranking of those countries included in the Index that demonstrate the greatest potential for return, as well as the asset allocation among those countries that provides the best opportunity to capture the desired risk and return profile. Based on the results of the model, the Advisor reallocates the Fund's investments to gain exposure to a minimum of 6 and a maximum of 15 of those countries that demonstrate the greatest potential for return, while also managing risk, as predicted by the model. As a result, the Fund's exposure to the countries included in the Index will rotate periodically depending on the rankings and allocations generated by the model. For more information see "Advisor's Investment Methodology."

PRINCIPAL RISKS

The International Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

• Currency Risk • Derivatives Risk • Early Closing Risk • Foreign Issuer Exposure Risk • Investment In Investment Companies Risk	• Market Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
45

GOVERNMENT LONG BOND 1.2X STRATEGY FUND
  (FORMERLY, GOVERNMENT LONG BOND ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Government Long Bond 1.2x Strategy Fund invests principally in U.S. Government securities and in leveraged derivative instruments, such as certain futures and options contracts and swap agreements. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize its derivative positions. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Government Long Bond 1.2x Strategy Fund is appropriate for investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

PRINCIPAL RISKS

The Government Long Bond 1.2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

46

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
  (FORMERLY, INVERSE GOVERNMENT LONG BOND FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Government Long Bond Strategy Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse (opposite) of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Government Long Bond Strategy Fund's objective is to perform, on a daily basis, exactly opposite the underlying index, the daily price movement of the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Government Long Bond Strategy Fund is appropriate for investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

PRINCIPAL RISKS

The Inverse Government Long Bond Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
47

ABSOLUTE RETURN STRATEGIES FUND

FUND INFORMATION

FUND OBJECTIVE

The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than equity indices. The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Absolute Return Strategies Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. These investment strategies include, but are not limited to, those described below.

LONG/SHORT EQUITY – Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets. The Advisor seeks to execute this investment strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value, market neutral capitalization, market neutral growth and market neutral momentum.

EQUITY MARKET NEUTRAL – Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements. The Advisor seeks to execute this investment strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: market neutral value, market neutral capitalization, market neutral growth, market neutral momentum, and market neutral illiquidity premiums.

FIXED INCOME ARBITRAGE – Pursuant to a fixed income arbitrage investment strategy, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; leveraging long and short positions in securities that are related either mathematically or economically. The Advisor seeks to execute this strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: long fixed income, and duration neutral default spreads, and convertible arbitrage.

MERGER ARBITRAGE – Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition. Risk arbitrageurs typically invest in long positions in the stock of the company to be acquired and short the stock of the acquiring company. The Advisor seeks to execute this investment strategy by creating a portfolio consisting primarily of instruments that provide exposure to merger arbitrage spreads.

GLOBAL MACRO – Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility. The Advisor seeks to execute this strategy be creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: directional currency trades, directional commodity trades, currency spread trades, and volatility arbitrage spread trades.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small and mid-capitalization U.S. and foreign equity securities (though the Fund may invest in securities of any capitalization range), currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, ADRs, and corporate debt. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

48

PRINCIPAL RISKS

The Absolute Return Strategies Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Currency Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk • High Yield Risk • Investment In Investment Companies Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Portfolio Turnover Risk • Mid-Capitalization Securities Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
49

ALTERNATIVE STRATEGIES ALLOCATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Alternative Strategies Allocation Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its objective by investing principally in a diversified portfolio of affiliated and unaffiliated funds (the "underlying funds") that represent alternative and non-traditional asset classes and/or strategies in an attempt to deliver low correlation to traditional stock and bond asset classes and long-term positive returns. In managing the Fund, the Advisor will apply a proprietary asset allocation methodology that principally allocates assets among underlying funds that emphasize alternative or non-traditional asset classes or investment strategies (i.e., absolute return, commodities, currency arbitrage, global macro, managed futures and real estate) according to the degree of risk associated with each underlying fund given the market conditions in existence at the time of allocation.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds all of which (except for the Rydex Series Funds Managed Futures Strategy Fund and the PowerShares DB G10 Currency Harvest Fund) are described in more detail in this Prospectus. Please note that the Advisor may change the Fund's asset class allocation and/or strategy allocation, the underlying funds, or weightings without shareholder notice. The Fund may generally invest in each underlying fund without limitation in a manner consistent with the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

UNDERLYING FUNDS:

Rydex Funds (Affiliated Underlying Funds)

Rydex Variable Trust Absolute Return Strategies Fund

Rydex Variable Trust Commodities Strategy Fund

Rydex Series Funds Managed Futures Strategy Fund

Rydex Variable Trust Real Estate Fund

UnAffiliated Underlying Funds

PowerShares DB G10 Currency Harvest Fund

Because the Rydex Series Funds Managed Futures Strategy Fund and the PowerShares DB G10 Currency Harvest Fund are not described in this Prospectus, a description is provided below. The summaries are qualified in their entirety by reference to the prospectus and statement of additional information of the Rydex Series Funds Managed Futures Strategy Fund and PowerShares DB G10 Currency Harvest Fund, respectively, which may be obtained by visiting the U.S. Securities and Exchange Commission's website at www.sec.gov. You may also obtain the Rydex Series Funds Managed Futures Strategy Fund prospectus and statement of additional information by contacting your variable insurance contract provider or by visiting www.rydexinvestments.com.

MANAGED FUTURES STRATEGY FUND – The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a specific benchmark for measuring trends in the commodity and financial futures markets. The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator® (the "underlying benchmark" or the "S&P DTI"). The S&P DTI is constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying benchmark. However, when the value of the underlying benchmark declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying benchmark.

POWERSHARES DB G10 CURRENCY HARVEST FUND – The PowerShares DB G10 Currency Harvest Fund invests its proceeds in the DB G10 Currency Harvest Master Fund. The PowerShares DB G10 Currency Harvest Fund and its Master Fund seek to track changes, whether positive or negative, in the level of the Deutsche Bank G10 Currency Future Harvest Index — Excess ReturnTM (the "Index"), over time, plus the excess, if any, of the Master Fund's income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over the expenses of the PowerShares DB G10 Currency Harvest Fund and its Master Fund.

50

The Index is comprised of long and short futures positions in six of the G10 currencies and is designed to reflect the return from investing on a 2:1 leveraged basis in long and short currency positions depending on the interest rate yield associated with one of the G10 currencies. Ultimately, the Index is designed to exploit the trend that currencies associated with relatively high interest rates, on average, tend to rise in value relative to currencies associated with relatively low interest rates. The G10 currencies include: U.S. Dollars, Euros, Japanese Yen, Canadian Dollars, Swiss Francs, British Pounds, Australian Dollars, New Zealand Dollars, Norwegian Krone and Swedish Krona.

Neither the PowerShares DB G10 Currency Harvest Fund nor its Master Fund are considered to be investment companies as defined by the Investment Company Act. As such, neither the PowerShares DB G10 Currency Harvest Fund nor its Master Fund are subject to regulatory provisions of the Investment Company Act. Because the PowerShares DB G10 Currency Harvest Fund is an investment trust, the Fund's interests in the PowerShares DB G10 Currency Harvest Fund have none of the statutory rights normally associated with the ownership of shares of a corporation (including, for example, the right to bring derivative actions). The shares of the PowerShares DB G10 Currency Harvest Fund are registered with the SEC pursuant to the Securities Act of 1933.

Underlying funds may include affiliated mutual funds, affiliated and unaffiliated exchange-traded funds (ETFs), commodity pools, and other pooled investment vehicles each of which has risks associated with it that are described in detail in each underlying fund's prospectus. The Fund may also invest in exchange-traded notes and individual securities to complement its investment in the underlying funds or to better manage cash positions.

The underlying funds will be periodically evaluated on their continued ability to deliver strong performance. To maintain the investment integrity of the Fund, alternate underlying funds may be added to obtain exposure to new alternative and non-traditional asset classes or investment strategies, to replace underperforming underlying funds, or to enhance returns.

From time to time, the portfolio managers may also evaluate the possibility of adding additional alternative and non-traditional asset class categories. A new asset class would be added if the fund managers determine that it will help the Fund meet its investment objective.

PRINCIPAL RISKS

The Alternative Strategies Allocation Fund is subject to a number of risks that may affect the value of its shares, including:

• Commodity-Linked Derivative Investment Risk
• Conflicts of Interest Risk
• Counterparty Credit Risk
• Currency Risk
• Depositary Receipt Risk
• Derivatives Risk
• Early Closing Risk
• Energy Sector Risk
• Fixed Income Risk
• Foreign Issuer Exposure Risk
• Fund of Funds Risk
• High Yield Risk	• Investment in Investment Companies Risk
• Leveraging Risk
• Liquidity Risk
• Market Risk
• Mid-Capitalization Securities Risk
• Portfolio Turnover Risk
• Real Estate Sector Concentration Risk
• Short Sales Risk
• Small-Capitalization Securities Risk
• Tax Risk
• Tracking Error Risk
• Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
51

COMMODITIES STRATEGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the S&P GSCITM Commodity Index. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Commodities Strategy Fund seeks exposure to the performance of the commodities markets. The Fund will seek to gain exposure to the S&P GSCITM Commodity Index by investing in commodity-linked structured notes, exchange-traded funds ("ETFs") that provide exposure to the commodities markets, and in commodity-linked derivative instruments, including swap agreements, commodity options, and futures and options on futures, and equity securities. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Commodities Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Commodity-Linked Derivative Investment Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Energy Sector Concentration Risk • Industry Concentration Risk	• Investments In Investment Companies Risk • Market Risk • Non-Diversification Risk • Tax Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

52

HEDGED EQUITY FUND

FUND INFORMATION

FUND OBJECTIVE

The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Hedged Equity Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis. These long/short investment styles include, but are not limited to, those described below.

LONG/SHORT VALUE – Pursuant to a long/short value investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on value signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value and market neutral capitalization.

LONG/SHORT GROWTH – Pursuant to a long/short growth investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on growth signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral growth and market neutral capitalization.

LONG/SHORT MOMENTUM – Pursuant to a long/short momentum investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on price momentum signals. The Advisor attempts to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral momentum and market neutral capitalization.

COVERED CALL WRITING – Pursuant to a covered call writing investment strategy, portfolio managers seek to generate potential returns through the sale of call options covered by the holdings in the portfolio. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity and covered call options.

Each of these investment styles may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate long/short hedge fund portfolio characteristics as well as providing risk diversification. The Fund invests in core long positions at all times and, as a result, tends to have a long market bias.

Under normal circumstances, the Fund will invest principally in long and short positions in small and mid-capitalization U.S. and foreign equity securities (though the Fund may invest in securities of any capitalization range), or derivatives thereof, including futures, options and swap agreements, ADRs, and securities of other investment companies. This is a non-fundamental policy that can be changed by the Fund upon prior notice to shareholders. The Fund may invest its remaining assets in directional and non-directional fixed income investments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Hedged Equity Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk • Investment In Investment Companies Risk • Leveraging Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
53

REAL ESTATE FUND

FUND INFORMATION

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts ("REITs"), (collectively, "Real Estate Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Real Estate Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Real Estate Companies that have small to mid-sized capitalizations. Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the real estate sector and therefore may be concentrated in an industry or group of industries within the real estate sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Real Estate Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Real Estate Sector Concentration Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

54

STRENGTHENING DOLLAR 2X STRATEGY FUND
  (FORMERLY, DYNAMIC STRENGTHENING DOLLAR FUND)

FUND INFORMATION

FUND OBJECTIVE

The Strengthening Dollar 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the underlying index (e.g., if the index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Strengthening Dollar 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Investing in leveraged derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions.The Fund also may enter into repurchase agreements. The U.S. Dollar Index® is a broad based, diversified index representing an investment in the U.S. Dollar. The New York Board of Trade determines the value of the U.S. Dollar Index® by averaging the exchange rates between the U.S. Dollar and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Strengthening Dollar 2x Strategy Fund is appropriate for investors who expect the U.S. Dollar Index® to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index® goes down.

PRINCIPAL RISKS

The Strengthening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Currency Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Non-Diversification Risk • Status As A Regulated Investment Company Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
55

WEAKENING DOLLAR 2X STRATEGY FUND
  (FORMERLY, DYNAMIC WEAKENING DOLLAR FUND)

FUND INFORMATION

FUND OBJECTIVE

The Weakening Dollar 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Weakening Dollar 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged derivative instruments, such as index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Engaging in short sales and investing in leveraged derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements. The U.S. Dollar Index® is a broad based, diversified index representing an investment in the U.S. Dollar. The New York Board of Trade determines the value of the U.S. Dollar Index® by averaging the exchange rates between the U.S. Dollar and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Weakening Dollar 2x Strategy Fund is appropriate for investors who expect the U.S. Dollar Index® to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index® goes up.

PRINCIPAL RISKS

The Weakening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Currency Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Non-Diversification Risk • Short Sales Risk • Status As A Regulated Investment Company Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

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ESSENTIAL PORTFOLIO FUNDS OVERVIEW

INVESTMENT OBJECTIVES

Each Essential Portfolio Fund is a "fund of funds," which means that each Essential Portfolio Fund seeks to achieve its investment objective by investing primarily in other Rydex mutual funds (the "underlying funds") instead of in individual securities. The Essential Portfolio Funds charge their own expenses and also indirectly bear a proportionate share of the underlying funds' expenses.

In managing the Essential Portfolio Funds, the Advisor uses many of the tenets of Essential Portfolio Theory ("EPT"), an investment theory developed by the Advisor. The theory is based upon a disciplined and diversified approach to investing that attempts to take into account the various factors that influence today's financial markets.

Each Essential Portfolio Fund seeks to achieve its investment objective by investing in underlying funds that in turn, invest in equity, fixed-income, money market instruments and alternative asset classes, such as real estate and commodities, and alternative investment strategies, such as absolute return, leveraged and sector-based strategies (alternative asset classes and alternative investment strategies are, collectively, "alternative"). Typically, the greater the equity allocation, the greater the risk associated with a Fund and the increased likelihood that the Fund is suitable for investors who have longer time horizons and seek to maximize long-term returns at the risk of short or long-term losses.

The Essential Portfolio Funds offer three choices for different investment styles in accordance with different target risks. Before investing in the Essential Portfolio Funds, you should consider your personal investment objectives, tolerance for risk, financial circumstances, and preferred investment horizon.

The following table indicates each Essential Portfolio Fund's typical target allocation and risk, which is how each Essential Portfolio Fund's investments will be generally allocated among the major asset classes over the long term. It is possible that each Essential Portfolio Fund's target allocation may differ from these ranges, depending on market conditions or other factors.

FUND	TARGET RISK	TARGET ALLOCATION RANGE
Essential Portfolio Conservative Fund	Low
Equity		20-50%
Fixed-Income/Money Market		20-60%
Alternative		0-30%
Essential Portfolio Moderate Fund	Medium
Equity		30-70%
Fixed-Income/Money Market		5-25%
Alternative		0-35%
Essential Portfolio Aggressive Fund	High
Equity		40-80%
Fixed-Income/Money Market		0-15%
Alternative		0-40%

Each underlying fund has risks associated with it as described in this Prospectus. You may also request an underlying fund's prospectus or statement of additional information by calling Rydex Client Services at 800.820.0888 or 301.296.5406, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

PROSPECTUS
57

ESSENTIAL PORTFOLIO CONSERVATIVE FUND

FUND INFORMATION

FUND OBJECTIVE

The Essential Portfolio Conservative Fund's objective is to primarily seek preservation of capital and, secondarily, to seek long-term growth of capital.

The Fund may be appropriate for investors who:

• Have a low risk tolerance

• Primarily seek preservation of capital from their investment

The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Essential Portfolio Conservative Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a conservative allocation to underlying funds that invest in stocks, and a greater allocation to underlying funds that invest in bonds and money market securities as compared to other Essential Portfolio Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds all of which (except for the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund) are described in more detail in this Prospectus. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice (unless otherwise noted, each underlying fund listed below is a series of the Trust):

• Domestic Equity and Domestic Equity – Style Funds: Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Multi-Cap Core Equity Fund, Sector Rotation Fund, Small-Cap Growth Fund and Small-Cap Value Fund

• Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, Rydex Series Funds High Yield Strategy Fund, and U.S. Government Money Market Fund

• International Equity Funds: Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, and International Rotation Fund

• Alternative Investment Funds: Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Rydex Series Funds Managed Futures Strategy Fund, and Real Estate Fund

Because the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund are not described in this Prospectus, a description is provided below. The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information of the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, respectively, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

HIGH YIELD STRATEGY FUND – The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The Advisor seeks to create a portfolio that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection. To manage interest rate risk, the Fund invests in bond futures. The High Yield Strategy Fund will typically buy bond futures. Additionally, the Advisor evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for the Fund.

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for defensive purposes. If the Advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

MANAGED FUTURES STRATEGY FUND – The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a specific benchmark for measuring trends in the commodity and financial futures markets. The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator® (the "underlying benchmark" or the "S&P DTI"). The S&P DTI is constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P

58

DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying benchmark. However, when the value of the underlying benchmark declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying benchmark.

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

The Essential Portfolio Conservative Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk
• Commodity-Linked Derivative Investment Risk
• Conflicts of Interest Risk
• Counterparty Credit Risk
• Credit Risk
• Currency Risk
• Depositary Receipt Risk
• Derivatives Risk
• Early Closing Risk
• Energy Sector Concentration Risk
• Fixed Income Risk
• Foreign Issuer Exposure Risk
• Fund of Funds Risk
• Geographic Concentration in Europe Risk
• Geographic Concentration in Japan Risk
• High Yield Risk
• Industry Concentration Risk
• Interest Rate Risk	• Investment In Investment Companies Risk
• Investment Style Risk
• Investment Technique Risk
• Issuer Specific Risk
• Large-Capitalization Securities Risk
• Leveraging Risk
• Liquidity Risk
• Market Risk
• Mid-Capitalization Securities Risk
• Portfolio Turnover Risk
• Real Estate Sector Concentration Risk
• Short Sales Risk
• Small-Capitalization Securities Risk
• Stable Price Per Share Risk
• Tax Risk
• Tracking Error Risk
• Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
59

ESSENTIAL PORTFOLIO MODERATE FUND

FUND INFORMATION

FUND OBJECTIVE

The Essential Portfolio Moderate Fund's objective is to primarily seek growth of capital and, secondarily, to seek preservation of capital.

The Fund may be appropriate for investors who:

• Have a moderate risk tolerance

• Primarily seek growth from their investment

• Are willing to assume some short-term price fluctuations in exchange for potentially higher returns over time

The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Essential Portfolio Moderate Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other Essential Portfolio Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds all of which (except for the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund) are described in more detail in this Prospectus. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice (unless otherwise noted, each underlying fund listed below is a series of the Trust):

• Domestic Equity and Domestic Equity – Style Funds: Russell 2000® 2x Strategy Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Multi-Cap Core Equity Fund, Nova Fund, NASDAQ-100® Fund, Russell 2000® 1.5x Strategy Fund, Sector Rotation Fund, Small-Cap Growth Fund and Small-Cap Value Fund

• Fixed Income Funds: Government Long Bond 1.2x Strategy Fund and Rydex Series Funds High Yield Strategy Fund

• International Equity Funds: Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, and International Rotation Fund

• Alternative Investment Funds: Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Rydex Series Funds Managed Futures Strategy Fund, and Real Estate Fund

Because the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund are not described in this Prospectus, a description is provided below. The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information of the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, respectively, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

HIGH YIELD STRATEGY FUND – The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The Advisor seeks to create a portfolio that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection. To manage interest rate risk, the Fund invests in bond futures. The High Yield Strategy Fund will typically buy bond futures. Additionally, the Advisor evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for the Fund.

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for defensive purposes. If the Advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

MANAGED FUTURES STRATEGY FUND – The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a specific benchmark for measuring trends in the commodity and financial futures markets. The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator® (the "underlying benchmark" or the "S&P DTI"). The S&P DTI is constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P DTI does not

60

intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying benchmark. However, when the value of the underlying benchmark declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying benchmark.

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

The Essential Portfolio Moderate Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk
• Commodity-Linked Derivative Investment Risk
• Conflicts of Interest Risk
• Counterparty Credit Risk
• Credit Risk
• Currency Risk
• Depositary Receipt Risk
• Derivatives Risk
• Early Closing Risk
• Energy Sector Concentration Risk
• Fixed Income Risk
• Foreign Issuer Exposure Risk
• Fund of Funds Risk
• Geographic Concentration in Europe Risk
• Geographic Concentration in Japan Risk
• High Yield Risk
• Investment In Investment Companies Risk	• Industry Concentration Risk
• Investment Style Risk
• Investment Technique Risk
• Issuer Specific Risk
• Large-Capitalization Securities Risk
• Leveraging Risk
• Liquidity Risk
• Market Risk
• Mid-Capitalization Securities Risk
• Portfolio Turnover Risk
• Real Estate Sector Concentration Risk
• Short Sales Risk
• Small-Capitalization Securities Risk
• Tax Risk
• Technology Sector Concentration Risk
• Tracking Error Risk
• Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
61

ESSENTIAL PORTFOLIO AGGRESSIVE FUND

FUND INFORMATION

FUND OBJECTIVE

The Essential Portfolio Aggressive Fund's objective is to primarily seek growth of capital.

The Fund may be appropriate for investors who:

• Have an aggressive risk tolerance

• Primarily seek growth from their investment

• Seek to maximize long-term returns with the ability to accept possible significant short or long-term losses

The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Essential Portfolio Aggressive Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have an aggressive allocation to underlying funds that invest in stocks, and a lower allocation to underlying funds that invest in bonds as compared to other Essential Portfolio Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds all of which (except for the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund) are described in more detail in this Prospectus. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice (unless otherwise noted, each underlying fund listed below is a series of the Trust):

• Domestic Equity and Domestic Equity – Style Funds: NASDAQ-100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500 2x Strategy Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Multi-Cap Core Equity Fund, Russell 2000® 1.5x Strategy Fund, Sector Rotation Fund, Small-Cap Growth Fund and Small-Cap Value Fund

• Fixed Income Funds: Government Long Bond 1.2x Strategy Fund and Rydex Series Funds High Yield Strategy Fund

• International Equity Funds: Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, and International Rotation Fund

• Alternative Investment Funds: Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Rydex Series Funds Managed Futures Strategy Fund, and Real Estate Fund

Because the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund are not described in this Prospectus, a description is provided below. The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information of the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, respectively, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

HIGH YIELD STRATEGY FUND – The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The Advisor seeks to create a portfolio that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection. To manage interest rate risk, the Fund invests in bond futures. The High Yield Strategy Fund will typically buy bond futures. Additionally, the Advisor evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for the Fund.

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for defensive purposes. If the Advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

MANAGED FUTURES STRATEGY FUND – The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a specific benchmark for measuring trends in the commodity and financial futures markets. The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator® (the "underlying benchmark" or the "S&P DTI"). The S&P DTI is constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P DTI does not

62

intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying benchmark. However, when the value of the underlying benchmark declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying benchmark.

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

The Essential Portfolio Aggressive Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk
• Commodity-Linked Derivative Investment Risk
• Conflicts of Interest Risk
• Counterparty Credit Risk
• Credit Risk
• Currency Risk
• Depositary Receipt Risk
• Derivatives Risk
• Early Closing Risk
• Energy Sector Concentration Risk
• Fixed Income Risk
• Foreign Issuer Exposure Risk
• Fund of Funds Risk
• Geographic Concentration in Europe Risk
• Geographic Concentration in Japan Risk
• High Yield Risk
• Industry Concentration Risk	• Investment In Investment Companies Risk
• Investment Style Risk
• Investment Technique Risk
• Issuer Specific Risk
• Large-Capitalization Securities Risk
• Leveraging Risk
• Liquidity Risk
• Market Risk
• Mid-Capitalization Securities Risk
• Portfolio Turnover Risk
• Real Estate Sector Concentration Risk
• Short Sales Risk
• Small-Capitalization Securities Risk
• Tax Risk
• Technology Sector Concentration Risk
• Tracking Error Risk
• Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
63

U.S. GOVERNMENT MONEY MARKET FUND

FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under SEC rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

• Interest Rate Risk	• Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

64

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

	DOW 2X STRATEGY	NASDAQ- 100® 2X STRATEGY	RUSSELL 2000® 2X STRATEGY	S&P 500 2X STRATEGY	INVERSE DOW 2X STRATEGY	INVERSE MID-CAP STRATEGY	INVERSE NASDAQ- 100® STRATEGY	INVERSE RUSSELL 2000® STRATEGY
ACTIVE TRADING RISK	X	X	X	X	X	X	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK
CONFLICTS OF INTEREST RISK
COUNTERPARTY CREDIT RISK	X	X	X	X	X	X	X	X
CREDIT RISK
CURRENCY RISK
DEPOSITARY RECEIPT RISK		X	X				X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK
FOREIGN ISSUER EXPOSURE RISK
FUND OF FUNDS RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK
INDUSTRY CONCENTRATION RISK		X					X
INTEREST RATE RISK
INVESTMENT IN INVESTMENT COMPANIES RISK
INVESTMENT STYLE RISK
INVESTMENT TECHNIQUE RISK
ISSUER SPECIFIC RISK
LARGE-CAPITALIZATION SECURITIES RISK	X	X		X	X		X
LEVERAGING RISK	X	X	X	X	X
LIQUIDITY RISK
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK						X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)		X					X
SHORT SALES RISK					X	X	X	X
SMALL-CAPITALIZATION SECURITIES RISK			X					X
STABLE PRICE PER SHARE RISK
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK
TRACKING ERROR RISK	X	X	X	X	X	X	X	X
TRADING HALT RISK	X	X	X	X	X	X	X	X

PROSPECTUS
65

	INVERSE S&P 500 STRATEGY	MID-CAP 1.5X STRATEGY	MULTI-CAP CORE EQUITY	NOVA	NASDAQ- 100®	RUSSELL 2000® 1.5X STRATEGY	SECTOR ROTATION	LARGE- CAP GROWTH
ACTIVE TRADING RISK	X	X		X	X	X		X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK
CONFLICTS OF INTEREST RISK
COUNTERPARTY CREDIT RISK	X	X	X	X	X	X	X	X
CREDIT RISK
CURRENCY RISK
DEPOSITARY RECEIPT RISK			X		X	X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK
FOREIGN ISSUER EXPOSURE RISK
FUND OF FUNDS RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK
INDUSTRY CONCENTRATION RISK							X
INTEREST RATE RISK
INVESTMENT IN INVESTMENT COMPANIES RISK
INVESTMENT STYLE RISK				X				X
INVESTMENT TECHNIQUE RISK
ISSUER SPECIFIC RISK
LARGE-CAPITALIZATION SECURITIES RISK	X		X	X	X			X
LEVERAGING RISK		X		X		X
LIQUIDITY RISK
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK		X	X				X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK			X				X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)					X
SHORT SALES RISK	X						X
SMALL-CAPITALIZATION SECURITIES RISK			X			X	X
STABLE PRICE PER SHARE RISK
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK
TRACKING ERROR RISK	X	X		X	X	X		X
TRADING HALT RISK	X	X	X	X	X	X	X	X

66

	LARGE- CAP VALUE	MID-CAP GROWTH	MID-CAP VALUE	SMALL- CAP GROWTH	SMALL- CAP VALUE	BANKING	BASIC MATERIALS	BIO- TECHNOLOGY
ACTIVE TRADING RISK	X	X	X	X	X	X	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK
CONFLICTS OF INTEREST RISK
COUNTERPARTY CREDIT RISK	X	X	X	X	X
CREDIT RISK
CURRENCY RISK
DEPOSITARY RECEIPT RISK						X	X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK
FOREIGN ISSUER EXPOSURE RISK
FUND OF FUNDS RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK
INDUSTRY CONCENTRATION RISK
INTEREST RATE RISK
INVESTMENT IN INVESTMENT COMPANIES RISK
INVESTMENT STYLE RISK
INVESTMENT TECHNIQUE RISK
ISSUER SPECIFIC RISK
LARGE-CAPITALIZATION SECURITIES RISK	X
LEVERAGING RISK
LIQUIDITY RISK
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK		X	X			X	X	X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)						X	X	X
SHORT SALES RISK
SMALL-CAPITALIZATION SECURITIES RISK				X	X	X	X	X
STABLE PRICE PER SHARE RISK
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK
TRACKING ERROR RISK	X	X	X	X	X
TRADING HALT RISK	X	X	X	X	X	X	X	X

PROSPECTUS
67

	CONSUMER PRODUCTS	ELECTRONICS	ENERGY	ENERGY SERVICES	FINANCIAL SERVICES	HEALTH CARE	INTERNET	LEISURE
ACTIVE TRADING RISK	X	X	X	X	X	X	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK
CONFLICTS OF INTEREST RISK
COUNTERPARTY CREDIT RISK
CREDIT RISK
CURRENCY RISK
DEPOSITARY RECEIPT RISK	X	X	X	X	X	X	X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK
FOREIGN ISSUER EXPOSURE RISK
FUND OF FUNDS RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK
INDUSTRY CONCENTRATION RISK
INTEREST RATE RISK
INVESTMENT IN INVESTMENT COMPANIES RISK
INVESTMENT STYLE RISK
INVESTMENT TECHNIQUE RISK
ISSUER SPECIFIC RISK
LARGE-CAPITALIZATION SECURITIES RISK
LEVERAGING RISK
LIQUIDITY RISK
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK	X	X	X	X	X	X	X	X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)	X	X	X	X	X	X	X	X
SHORT SALES RISK
SMALL-CAPITALIZATION SECURITIES RISK	X	X	X	X	X	X	X	X
STABLE PRICE PER SHARE RISK
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK
TRACKING ERROR RISK
TRADING HALT RISK	X	X	X	X	X	X	X	X

68

	PRECIOUS METALS	RETAILING	TECH- NOLOGY	TELE- COMMUNI- CATIONS	TRANS- PORTATION	UTILITIES	EUROPE 1.25X STRATEGY	JAPAN 1.25X STRATEGY
ACTIVE TRADING RISK	X	X	X	X	X	X	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK
CONFLICTS OF INTEREST RISK
COUNTERPARTY CREDIT RISK							X	X
CREDIT RISK
CURRENCY RISK							X	X
DEPOSITARY RECEIPT RISK	X	X	X	X	X	X	X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK
FOREIGN ISSUER EXPOSURE RISK
FUND OF FUNDS RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK							X
GEOGRAPHIC CONCENTRATION IN JAPAN RISK								X
HIGH YIELD RISK
INDUSTRY CONCENTRATION RISK
INTEREST RATE RISK
INVESTMENT IN INVESTMENT COMPANIES RISK
INVESTMENT STYLE RISK
INVESTMENT TECHNIQUE RISK
ISSUER SPECIFIC RISK
LARGE-CAPITALIZATION SECURITIES RISK
LEVERAGING RISK							X	X
LIQUIDITY RISK
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK	X	X	X	X	X	X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)	X	X	X	X	X	X
SHORT SALES RISK
SMALL-CAPITALIZATION SECURITIES RISK	X	X	X	X	X	X
STABLE PRICE PER SHARE RISK
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK
TRACKING ERROR RISK							X	X
TRADING HALT RISK	X	X	X	X	X	X	X	X

PROSPECTUS
69

	INTER- NATIONAL ROTATION	GOVERN- MENT LONG BOND 1.2X STRATEGY	INVERSE GOVERN- MENT LONG BOND STRATEGY	ABSOLUTE RETURN STRATEGIES	ALTERNATIVE STRATEGIES ALLOCATION	COM- MODITIES STRATEGY	HEDGED EQUITY	REAL ESTATE
ACTIVE TRADING RISK		X	X					X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK					X	X
CONFLICTS OF INTEREST RISK					X
COUNTERPARTY CREDIT RISK		X	X	X	X	X	X
CREDIT RISK
CURRENCY RISK	X			X
DEPOSITARY RECEIPT RISK				X	X		X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK		X	X	X	X		X
FOREIGN ISSUER EXPOSURE RISK	X				X
FUND OF FUNDS RISK					X
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK				X	X
INDUSTRY CONCENTRATION RISK						X		X
INTEREST RATE RISK
INVESTMENT IN INVESTMENT COMPANIES RISK	X			X	X	X	X
INVESTMENT STYLE RISK
INVESTMENT TECHNIQUE RISK
ISSUER SPECIFIC RISK
LARGE-CAPITALIZATION SECURITIES RISK
LEVERAGING RISK		X		X	X		X
LIQUIDITY RISK					X
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK				X	X		X	X
NON-DIVERSIFICATION RISK	X	X	X	X		X	X	X
PORTFOLIO TURNOVER RISK	X			X	X		X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)					X	X		X
SHORT SALES RISK	X		X	X	X		X
SMALL-CAPITALIZATION SECURITIES RISK				X	X		X	X
STABLE PRICE PER SHARE RISK
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK					X	X
TRACKING ERROR RISK		X	X		X	X
TRADING HALT RISK	X	X	X	X	X	X	X	X

70

	STRENGTHENING DOLLAR 2X STRATEGY	WEAKENING DOLLAR 2X STRATEGY	ESSENTIAL PORTFOLIO CONSERVATIVE	ESSENTIAL PORTFOLIO MODERATE	ESSENTIAL PORTFOLIO AGGRESSIVE	U.S. GOVERNMENT MONEY MARKET
ACTIVE TRADING RISK	X	X	X	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK			X	X	X
CONFLICTS OF INTEREST RISK			X	X	X
COUNTERPARTY CREDIT RISK	X	X	X	X	X
CREDIT RISK			X	X	X
CURRENCY RISK	X	X	X	X	X
DEPOSITARY RECEIPT RISK			X	X	X
DERIVATIVES RISK	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X
FIXED INCOME RISK			X	X	X
FOREIGN ISSUER EXPOSURE RISK			X	X	X
FUND OF FUNDS RISK			X	X	X
GEOGRAPHIC CONCENTRATION IN EUROPE RISK			X	X	X
GEOGRAPHIC CONCENTRATION IN JAPAN RISK			X	X	X
HIGH YIELD RISK			X	X	X
INDUSTRY CONCENTRATION RISK			X	X	X
INTEREST RATE RISK			X			X
INVESTMENT IN INVESTMENT COMPANIES RISK			X	X	X
INVESTMENT STYLE RISK			X	X	X
INVESTMENT TECHNIQUE RISK			X	X	X
ISSUER SPECIFIC RISK			X	X	X
LARGE-CAPITALIZATION SECURITIES RISK			X	X	X
LEVERAGING RISK	X	X	X	X	X
LIQUIDITY RISK			X	X	X
MARKET RISK			X	X	X
MID-CAPITALIZATION SECURITIES RISK			X	X	X
NON-DIVERSIFICATION RISK	X	X
PORTFOLIO TURNOVER RISK			X	X	X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)			X	X	X
SHORT SALES RISK		X	X	X	X
SMALL-CAPITALIZATION SECURITIES RISK			X	X	X
STABLE PRICE PER SHARE RISK			X			X
STATUS AS A REGULATED INVESTMENT COMPANY RISK	X	X
TAX RISK			X	X	X
TRACKING ERROR RISK	X	X	X	X	X
TRADING HALT RISK	X	X	X	X	X

PROSPECTUS
71

DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK – A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK – The Fund's, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds', exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, invest in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P GSCITM Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund or an underlying fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund or an underlying fund may receive more or less principal than it originally invested. The Fund or an underlying fund might receive interest payments that are more or less than the stated coupon interest payments.

STRUCTURED NOTE RISK – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, intend to invest in commodity, currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

CONFLICTS OF INTEREST RISK – In managing the Fund, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor is also responsible for managing each of the affiliated underlying funds. The Advisor is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Trustees and officers of the Fund are also Trustees and officers of the affiliated underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Fund and the affiliated underlying funds.

COUNTERPARTY CREDIT RISK – The Fund or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and in the case of the Commodities Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, which is included in a separate prospectus, structured notes. The Fund and certain of the underlying funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund and affiliated underlying funds will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund or an underlying fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund and certain of the underlying funds may enter into swap agreements with a limited number of counterparties, and the Commodities Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, which is included in a separate prospectus may invest in commodity-linked structured notes issued by a limited number

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of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

CREDIT DEFAULT SWAP RISK – The Absolute Return Strategies Fund and certain of the underlying funds, such as the High Yield Strategy Fund, may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if each Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

CREDIT RISK – Credit risk is the risk that certain of the Fund's underlying funds, such as the High Yield Strategy Fund, could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

CURRENCY RISK – The Fund's, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds', indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Similarly, the Strengthening Dollar 2x Strategy Fund's exposure to the U.S. Dollar Index® subjects the Fund to the risk that foreign currencies will appreciate in value relative to the U.S. Dollar. Conversely, the Weakening Dollar 2x Strategy Fund's exposure to the U.S. Dollar Index® subjects the Fund to the risk that foreign currencies will depreciate in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund and certain of the underlying funds may incur transaction costs in connection with conversions between various currencies. The Fund and certain of the underlying funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's or an underlying fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may invest a percentage of their assets in derivatives, such as futures and options contracts, to pursue their investment objectives. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund and affiliated underlying funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

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OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund or an underlying fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund or an underlying fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund or an underlying fund.

The risks associated with the Fund's or an underlying fund's use of futures and options contracts include:

• The Fund or an underlying fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund or an underlying fund and the prices of futures and options on futures.

• Although the Fund or an underlying fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund or an underlying fund may be unable to close out its futures contracts at a time which is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Fund or an underlying fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Such periods may benefit certain underlying funds, such as the High Yield Strategy Fund. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund or Inverse Government Long Bond Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in certain underlying funds, such as the High Yield Strategy Fund, may decline during periods of rising interest rates. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to certain underlying funds, such as the High Yield Strategy Fund, the prices of high yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and ETFs, which are indirectly linked to the performance of foreign issuers. Certain underlying funds, such as the High Yield Strategy Fund, may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. With respect to certain underlying funds, such as the High Yield Strategy Fund, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund or an underlying fund.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

FUND OF FUNDS RISK – The Fund is subject to fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Fund intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.

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In addition, an underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, the Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because the Fund invests most of its assets in underlying funds, the Fund's investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK – Because a significant portion of the assets of the Europe 1.25x Strategy Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK – Targeting Japan could hurt the Japan 1.25x Strategy Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of certain underlying funds to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the underlying fund and the Fund may lose their entire respective investments. Certain of the underlying funds, such as the High Yield Strategy Fund, seek to correspond generally to the total return of the high yield bond market and thus the Fund's investment in the High Yield Strategy Fund will generally decline in value when the high yield bond market is losing value.

INDUSTRY CONCENTRATION RISK – The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INTEREST RATE RISK – Interest Rate Risk involves the potential for decline in the U.S. Government Money Market Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

INVESTMENT IN INVESTMENT COMPANIES RISK – The Fund may purchase shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, and therefore, is not subject to the regulatory scheme of the Investment Company Act of 1940.

The Alternative Strategies Allocation Fund, Commodities Strategy Fund, and International Rotation Fund may invest to a significant extent in shares of ETFs to gain exposure necessary to achieve each Fund's respective investment objective. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, Amex, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments.

In the case of the Alternative Strategies Allocation and Essential Portfolio Funds, each Fund will regularly invest in other investment companies, including the underlying funds and ETFs. In addition, certain of the underlying funds invest in shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in the underlying funds or other investment companies, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying funds' and/or other investment company's expenses. For example, if an underlying fund sells the same securities another underlying fund is purchasing, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. The costs associated with investments in ETFs may differ from those associated with the Fund's investments in the underlying funds. Similarly, an investor in the Fund may receive taxable gains as a result of the underlying funds' portfolio transactions in addition to the

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taxable gains attributable to the Fund's transactions in shares of the underlying funds. Further, in part because of these additional expenses, the performance of the Fund may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the underlying funds or other investment company. The ability to redeem large blocks of ETF shares has historically resulted in the market price of individual ETF shares being at or near the net asset value of the ETF's underlying investments. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if it had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. Lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund and the underlying funds may invest in investment companies and other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, and therefore, not subject to the regulatory scheme of the Investment Company Act of 1940.

INVESTMENT STYLE RISK – The Multi-Cap Core Equity Fund is subject to the risk that the Advisor's use of a multi-cap value and growth-oriented investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when multi-cap value and growth-oriented investing is out of favor. The Sector Rotation Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

INVESTMENT TECHNIQUE RISK – The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in high yield debt securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

ISSUER SPECIFIC RISK – The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the High Yield Strategy Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of the Fund's investment in the High Yield Strategy Fund to decrease.

LARGE-CAPITALIZATION SECURITIES RISK – The Dow 2x Strategy, NASDAQ-100® 2x Strategy, S&P 500 2x Strategy, Multi-Cap Core Equity, Nova, NASDAQ-100®, Large-Cap Growth, Large-Cap Value and in the case of the Essential Portfolio Funds, certain of the underlying funds, are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse Dow 2x Strategy, Inverse NASDAQ-100® Strategy, and Inverse S&P 500 Strategy Funds are subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK – The more the Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, invest in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund and certain of the underlying funds will engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund or an underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund or an underlying fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund or an underlying fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's or an underlying fund's investment income, resulting in greater losses. Beacause the Fund's (except for the Absolute Return Strategies and Hedged Equity Funds') investment strategies involve consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK – In certain circumstances, it may be difficult for the Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund or an underlying fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's or an underlying fund's portfolio, the ability of the Fund or an underlying fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

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MARKET RISK – The Fund, and in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's or an underlying fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an underlying fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's or an underlying fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, International Rotation Fund, Essential Portfolio Conservative Fund, Essential Portfolio Moderate Fund, and Essential Portfolio Aggressive Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

MID-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. For the Mid-Cap 1.5x Strategy, Multi-Cap Core Equity, Sector Rotation, Mid-Cap Growth, Mid-Cap Value, Sector, Absolute Return Strategies, Alternative Strategies Allocation, Hedged Equity, Real Estate and Essential Portfolio Funds, medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. For the Inverse Mid-Cap Strategy Fund or the underlying funds, medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK – The Fund's strategy, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds' strategies, may frequently involve buying and selling portfolio securities to rebalance the Fund's or an underlying fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund or an underlying fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SECTOR CONCENTRATION RISK – The Sector Concentration Risk applicable to each Fund is as follows:

BANKING SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the banking sector that the Banking Fund purchases will underperform the market as a whole. To the extent that the Banking Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

BASIC MATERIALS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the basic materials sector that the Basic Materials Fund purchases will underperform the market as a whole. To the extent that the Basic Materials Fund's investments are concentrated in issuers conducting business in the basic materials sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

BIOTECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the biotechnology sector that the Biotechnology Fund purchases will underperform the market as a whole. To the extent that the Biotechnology Fund's investments are concentrated in issuers conducting business in the biotechnology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the consumer products sector that the Consumer Products Fund purchases will underperform the market as a whole. To the extent that the Consumer Product Fund's investments are concentrated in issuers conducting business in the consumer products sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer

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confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

ELECTRONICS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the electronics sector that the Electronics Fund purchases will underperform the market as a whole. To the extent that the Electronics Fund's investments are concentrated in issuers conducting business in the electronics sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs, and may face competition from subsidized foreign competitors with lower production costs.

ENERGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the energy sector and energy sector commodities that the Energy Fund and the Commodities Strategy Fund purchase will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Funds', or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds', investments are concentrated in issuers conducting business in the energy sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies and energy sector commodities may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

ENERGY SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the energy services sector that the Energy Services Fund purchases will underperform the market as a whole. To the extent that the Energy Services Fund's investments are concentrated in issuers conducting business in the energy services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

FINANCIAL SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the financial services sector that the Financial Services Fund purchases will underperform the market as a whole. To the extent that the Financial Services Fund's investments are concentrated in issuers conducting business in the financial services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

HEALTH CARE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the health care sector that the Health Care Fund purchases will underperform the market as a whole. To the extent that the Health Care Fund's investments are concentrated in issuers conducting business in the health care sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

INTERNET SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the Internet sector that the Internet Fund purchases will underperform the market as a whole. To the extent that the Internet Fund's investments are concentrated in issuers conducting business in the Internet sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

LEISURE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the leisure sector that the Leisure Fund purchases will underperform the market as a whole. To the extent that the Leisure Fund's investments are concentrated in issuers conducting business in the leisure sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

PRECIOUS METALS SECTOR CONCENTRATION RISK – The risk that the relatively few securities of issuers in the mining industry that the Precious Metals Fund purchases will under perform the market as a whole. To the extent that the Precious Metals Fund's investments are

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concentrated in issuers conducting business in the precious metals sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals and securities of Precious Metals Companies may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

REAL ESTATE SECTOR CONCENTRATION RISK – The risk that the securities of real estate companies that the Real Estate Fund purchases will underperform the market as a whole. To the extent that the Fund's, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds', investments are concentrated in real estate companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting real estate companies. Investments in real estate companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

RETAILING SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the retailing sector that the Retailing Fund purchases will underperform the market as a whole. To the extent that the Retailing Fund's investments are concentrated in issuers conducting business in the retailing sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

TECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the telecommunications sector that the Telecommunications Fund purchases will underperform the market as a whole. To the extent that the Telecommunications Fund's investments are concentrated in issuers conducting business in the telecommunications sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

TRANSPORTATION SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the transportation sector that the Transportation Fund purchases will underperform the market as a whole. To the extent that the Transportation Fund's investments are concentrated in issuers conducting business in the transportation sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

UTILITIES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the utilities sector that the Utilities Fund purchases will underperform the market as a whole. To the extent that the Utilities Fund's investments are concentrated in issuers conducting business in the utilities sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

SHORT SALES RISK – Short sales are transactions in which the Fund or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, sell a security they do not own. To complete the transaction, the Fund or an underlying fund must borrow the security to make delivery to the buyer. The Fund or underlying fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or underlying fund. If the underlying security goes down in price between the time the Fund or underlying fund sells the security and buys it back, the

PROSPECTUS
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Fund or underlying fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or underlying fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund or underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund or underlying fund must pay to the lender of the security. The Fund or underlying fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's or an underlying fund's needs for immediate cash or other liquidity. The Fund's or an underlying fund's investment performance may also suffer if the Fund or underlying fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund or underlying fund to deliver the securities the Fund or underlying fund borrowed at the commencement of the short sale and the Fund or underlying fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund or underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's or an underlying fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund or an underlying fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund or underlying fund on the investment of the cash generated by the short sale. Similarly, when the Fund or an underlying fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's or an underlying fund's unrealized gain or reduces the Fund's or an underlying fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund or an underlying fund is obligated to pay is greater than the interest earned by the Fund or an underlying fund on investments, the performance of the Fund or an underlying fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund or an underlying fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. For the Russell 2000® 2x Strategy, Multi-Cap Core Equity, Russell 2000®, Russell 2000® 1.5x Strategy, Sector Rotation, Small-Cap Growth, Small-Cap Value, Sector, Absolute Return Strategies, Alternative Strategies Allocation, Hedged Equity, Real Estate and Essential Portfolio Funds, small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. For the Inverse Russell 2000® Strategy Fund, small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

STABLE PRICE PER SHARE RISK – The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. The Fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to achieve its objective.

STATUS OF REGULATED INVESTMENT COMPANY RISK – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Please see the Statement of Additional Information under "Special Considerations Applicable to the Fund" for additional discussion of this issue.

TAX RISK – As noted under "Commodity-Linked Derivative Investment Risk" above, the Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, currently gain most of their exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked derivative instruments in which the Fund and certain of the underlying funds invest will not be considered qualifying income after September 30, 2006. The Fund and affiliated underlying funds will therefore restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of their gross income.

The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the affiliated underlying funds, have received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund and certain of the affiliated underlying funds will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Fund and affiliated underlying funds in a manner consistent with the Fund's and affiliated underlying funds current investment objective by investing in these commodities-linked structured notes. See "Tax Information" for more information.

TRACKING ERROR RISK – Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds', performance to match or correlate to that of the Fund's or an underlying fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's or an

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underlying fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.

In addition, the Nova Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse Government Long Bond Strategy Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Growth Fund, Small-Cap Value Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund, which seek to track their respective benchmarks on a daily basis, and the Mid-Cap 1.5x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, and Commodities Strategy Fund, which seek to track their respective benchmark over time, are subject to mathematical compounding which may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

The Mid-Cap 1.5x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund and Government Long Bond 1.2x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Mid-Cap 1.5x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund and Government Long Bond 1.2x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices.

The prices of the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund may be higher than for other Rydex Funds.

TRADING HALT RISK – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund or an underlying fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund or an underlying fund prices its shares may limit the Fund's or an underlying fund's ability to use leverage and may prevent the Fund or an underlying fund from achieving its investment objective. In such an event, the Fund or an underlying fund also may be required to use a "fair value" method to price their outstanding contracts or securities.

PROSPECTUS
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FUND PERFORMANCE

The following bar charts show the performance of shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how a Fund will perform in the future.

DOW 2X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2007)	16.58%	Lowest Quarter Return (quarter ended 12/31/2007)	-9.96%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
DOW 2X STRATEGY FUND	8.15%	11.20%
DOW JONES INDUSTRIAL AVERAGESM1	8.88%	9.59%

1 The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. Returns reflect no deduction for fees, expenses or taxes.

NASDAQ-100® 2X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	35.14%	Lowest Quarter Return (quarter ended 6/30/2002)	-50.46%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
NASDAQ-100® 2X Strategy Fund	28.20%	24.22%	5.62%
Nasdaq-100 Index®1	19.24%	16.62%	10.31%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ OMX Group, Inc. Returns reflect no deduction for fees, expenses, or taxes.

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RUSSELL 2000® 2X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2007)	7.31%	Lowest Quarter Return (quarter ended 12/31/2007)	-11.91%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (10/27/2006)
RUSSELL 2000® 2X STRATEGY FUND	-12.59%	-7.73%
RUSSELL 2000® INDEX[1]	-1.57%	1.28%

1 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

S&P 500 2X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	31.24%	Lowest Quarter Return (quarter ended 9/30/2002)	-33.86%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
S&P 500 2X Strategy Fund	0.61%	18.44%	6.74%
S&P 500® Index[1]	5.49%	12.83%	7.60%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

INVERSE DOW 2X STRATEGY FUND

Highest Quarter Return (quarter ended 12/31/2007)	9.19%	Lowest Quarter Return (quarter ended 6/30/2007)	-13.59%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
INVERSE DOW 2X STRATEGY FUND	-8.99%	-11.45%
DOW JONES INDUSTRIAL AVERAGESM1	8.88%	9.59%

1 The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. Returns reflect no deduction for fees, expenses or taxes.

PROSPECTUS
83

INVERSE MID-CAP STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2006)	4.48%	Lowest Quarter Return (quarter ended 3/31/2006)	-5.95%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
INVERSE MID-CAP STRATEGY FUND	-1.98%	-7.14%
S&P MIDCAP 400® INDEX[1]	7.98%	12.17%

1 The S&P MidCap 400® Index is an unmanaged modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. Returns reflect no deduction for fees, taxes or expenses.

INVERSE NASDAQ-100® STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2002)	32.20%	Lowest Quarter Return (quarter ended 12/31/2002)	-18.97%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/21/2001)
Inverse NASDAQ-100® Strategy Fund	-11.28%	-13.32%	-3.84%
Nasdaq-100 Index®1	19.24%	16.62%	0.54%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ OMX Group, Inc. Returns reflect no deduction for fees, expenses, or taxes.

INVERSE RUSSELL 2000® STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2006)	6.19%	Lowest Quarter Return (quarter ended 3/31/2006)	-11.33%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
INVERSE RUSSELL 2000® STRATEGY FUND	5.37%	-6.88%
RUSSELL 2000® INDEX[1]	-1.57%	9.94%

1 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

84

INVERSE S&P 500 STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2002)	17.71%	Lowest Quarter Return (quarter ended 12/31/1998)	-16.89%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS[2]
Inverse S&P 500 Strategy Fund	0.83%	-8.70%	-3.74%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

2 The Fund commenced continuous operations on June 9, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation including returns for each discrete period, were as follows: May 7, 1997 to May 21, 1997, -3.70%; and May 24, 1997 to June 3, 1997, 0.10%.

MID-CAP 1.5X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	27.41%	Lowest Quarter Return (quarter ended 9/30/2002)	-25.33%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Mid-Cap 1.5X Strategy Fund	3.60%	19.44%	14.46%
S&P MidCap 400® Index[1]	7.98%	16.20%	13.24%

1 The S&P MidCap 400® Index is an unmanaged modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. Returns reflect no deduction for fees, taxes or expenses.

MULTI-CAP CORE EQUITY FUND

Highest Quarter Return (quarter ended 12/31/2006)	7.66%	Lowest Quarter Return (quarter ended 12/31/2007)	-6.89%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (11/29/2005)
MULTI-CAP CORE EQUITY FUND	-5.26%	3.99%
RUSSELL 3000® INDEX[1]	5.14%	9.65%

1 The Russell 3000® Index is an unmanaged capitalization-weighted index that offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. equity market. Returns reflect no deduction for fees, expenses or taxes.

PROSPECTUS
85

NOVA FUND

Highest Quarter Return (quarter ended 12/31/1998)	31.57%	Lowest Quarter Return (quarter ended 9/30/2002)	-26.76%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Nova Fund	1.13%	14.88%	2.30%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

NASDAQ-100® FUND

Highest Quarter Return (quarter ended 12/31/1999)	53.10%	Lowest Quarter Return (quarter ended 9/30/2001)	-37.14%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
NASDAQ-100® Fund	17.82%	14.91%	6.15%
Nasdaq-100 Index®1	19.24%	16.62%	7.96%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ OMX Group, Inc. Returns reflect no deduction for fees, expenses, or taxes.

RUSSELL 2000® 1.5X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	34.94%	Lowest Quarter Return (quarter ended 9/30/2002)	-30.50%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Russell 2000® 1.5X Strategy Fund	-6.74%	19.22%	11.78%
Russell 2000® Index[1]	-1.57%	16.25%	12.44%

1 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

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SECTOR ROTATION FUND

Highest Quarter Return (quarter ended 6/30/2003)	14.70%	Lowest Quarter Return (quarter ended 6/30/2006)	-6.08%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/01/2002)
Sector Rotation Fund	22.75%	17.46%	10.21%
S&P 500® Index[1]	5.49%	12.83%	7.40%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

LARGE-CAP GROWTH FUND

Highest Quarter Return (quarter ended 6/30/2007)	5.39%	Lowest Quarter Return (quarter ended 6/30/2006)	-5.39%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
LARGE-CAP GROWTH FUND	4.87%	4.46%
S&P 500/CITIGROUP PURE GROWTH INDEX[1]	6.64%	8.88%

1 The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

LARGE-CAP VALUE FUND

Highest Quarter Return (quarter ended 12/31/2006)	7.67%	Lowest Quarter Return (quarter ended 12/31/2007)	-7.01%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
LARGE-CAP VALUE FUND	-5.37%	7.54%
S&P 500/CITIGROUP PURE VALUE INDEX[1]	-3.69%	13.46%

1 The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

PROSPECTUS
87

MID-CAP GROWTH FUND

Highest Quarter Return (quarter ended 12/31/2006)	7.61%	Lowest Quarter Return (quarter ended 6/30/2006)	-7.00%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
MID-CAP GROWTH FUND	8.42%	8.60%
S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX[1]	10.29%	11.38%

1 The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

MID-CAP VALUE FUND

Highest Quarter Return (quarter ended 12/31/2006)	9.78%	Lowest Quarter Return (quarter ended 12/31/2007)	-6.06%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
MID-CAP VALUE FUND	-4.85%	9.41%
S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX[1]	-3.17%	11.69%

1 The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

SMALL-CAP GROWTH FUND

Highest Quarter Return (quarter ended 3/31/2006)	9.53%	Lowest Quarter Return (quarter ended 12/31/2007)	-6.80%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
SMALL-CAP GROWTH FUND	-0.11%	7.95%
S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX[1]	1.51%	10.47%

1 The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

88

SMALL-CAP VALUE FUND

Highest Quarter Return (quarter ended 3/31/2006)	13.21%	Lowest Quarter Return (quarter ended 9/30/2007)	-12.72%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
SMALL-CAP VALUE FUND	-20.36%	4.17%
S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX[1]	-18.60%	8.28%

1 The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

BANKING FUND

Highest Quarter Return (quarter ended 6/30/2003)	15.53%	Lowest Quarter Return (quarter ended 12/31/2007)	-17.43%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Banking Fund	-27.08%	3.58%	2.68%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

BASIC MATERIALS FUND

Highest Quarter Return (quarter ended 12/31/2003)	22.09%	Lowest Quarter Return (quarter ended 9/30/2002)	-23.95%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Basic Materials Fund	33.97%	22.04%	13.22%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS
89

BIOTECHNOLOGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	26.15%	Lowest Quarter Return (quarter ended 6/30/2002)	-32.74%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Biotechnology Fund	4.40%	9.92%	-2.14%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

CONSUMER PRODUCTS FUND

Highest Quarter Return (quarter ended 6/30/2003)	15.29%	Lowest Quarter Return (quarter ended 9/30/2002)	-10.85%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/29/2001)
Consumer Products Fund	11.08%	12.40%	8.87%
S&P 500® Index[1]	5.49%	12.83%	4.07%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

ELECTRONICS FUND

Highest Quarter Return (quarter ended 6/30/2003)	26.45%	Lowest Quarter Return (quarter ended 9/30/2002)	-38.25%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (08/03/2001)
Electronics Fund	-2.50%	6.58%	-7.95%
S&P 500® Index[1]	5.49%	12.83%	4.85%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

90

ENERGY FUND

Highest Quarter Return (quarter ended 9/30/2005)	20.27%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.97%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/29/2001)
Energy Fund	33.22%	27.44%	14.59%
S&P 500® Index[1]	5.49%	12.83%	4.07%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

ENERGY SERVICES FUND

Highest Quarter Return (quarter ended 9/30/2005)	22.76%	Lowest Quarter Return (quarter ended 9/30/2002)	-18.84%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Energy Services Fund	37.10%	26.75%	11.30%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

FINANCIAL SERVICES FUND

Highest Quarter Return (quarter ended 6/30/2003)	17.22%	Lowest Quarter Return (quarter ended 9/30/2002)	-19.17%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (07/20/2001)
Financial Services Fund	-18.80%	8.15%	2.88%
S&P 500® Index[1]	5.49%	12.83%	4.87%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS
91

HEALTH CARE FUND

Highest Quarter Return (quarter ended 6/30/2003)	15.44%	Lowest Quarter Return (quarter ended 6/30/2002)	-16.57%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (06/19/2001)
Health Care Fund	6.02%	11.19%	3.78%
S&P 500® Index[1]	5.49%	12.83%	4.80%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

INTERNET FUND

Highest Quarter Return (quarter ended 6/30/2003)	31.55%	Lowest Quarter Return (quarter ended 6/30/2002)	-30.83%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/24/2001)
Internet Fund	10.39%	17.87%	-3.09%
S&P 500® Index[1]	5.49%	12.83%	3.75%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

LEISURE FUND

Highest Quarter Return (quarter ended 6/30/2003)	17.59%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.30%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/22/2001)
Leisure Fund	-2.54%	13.85%	2.53%
S&P 500® Index[1]	5.49%	12.83%	3.55%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

92

PRECIOUS METALS FUND

Highest Quarter Return (quarter ended 3/31/2002)	31.42%	Lowest Quarter Return (quarter ended 6/30/2004)	-20.72%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Precious Metals Fund	19.55%	16.23%	8.25%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

RETAILING FUND

Highest Quarter Return (quarter ended 6/30/2003)	19.69%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.72%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (07/23/2001)
Retailing Fund	-12.60%	8.60%	3.01%
S&P 500® Index[1]	5.49%	12.83%	5.15%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

TECHNOLOGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	27.34%	Lowest Quarter Return (quarter ended 9/30/2002)	-26.87%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Technology Fund	10.38%	14.48%	-1.71%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS
93

TELECOMMUNICATIONS FUND

Highest Quarter Return (quarter ended 12/31/2002)	38.10%	Lowest Quarter Return (quarter ended 6/30/2002)	-28.27%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (07/27/2001)
Telecommunications Fund	9.23%	14.74%	1.27%
S&P 500® Index[1]	5.49%	12.83%	4.96%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

TRANSPORTATION FUND

Highest Quarter Return (quarter ended 12/31/2004)	17.88%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.89%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (06/11/2001)
Transportation Fund	-8.75%	9.52%	4.78%
S&P 500® Index[1]	5.49%	12.83%	4.25%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

UTILITIES FUND

Highest Quarter Return (quarter ended 6/30/2003)	20.68%	Lowest Quarter Return (quarter ended 9/30/2002)	-22.51%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Utilities Fund	12.86%	17.30%	1.27%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

94

EUROPE 1.25X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	27.39%	Lowest Quarter Return (quarter ended 9/30/2002)	-28.86%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Europe 1.25X Strategy Fund	13.06%	20.95%	12.41%
Dow Jones STOXX 50 IndexSM1	13.78%	19.73%	12.90%

1 The Dow Jones STOXX 50 IndexSM is an unmanaged index that is a widely recognized indicator of European stock market performance. Returns reflect no deduction for fees, expenses or taxes. Stoxx and Dow Jones claim copyright and other proprietary interest in Dow Jones STOXX 50 IndexSM. The Dow Jones STOXX 50 IndexSM and the related trademarks have been licensed for certain purposes by the Advisor.

JAPAN 1.25X STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2003)	24.29%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.53%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Japan 1.25X Strategy Fund	-11.23%	11.27%	3.67%
Topix 100 Index[1]	-5.56%	12.91%	6.57%

1 The Topix 100 Index is an unmanaged index that is a widely recognized indicator of Japanese stock market performance. Returns reflect no deduction for fees, expenses or taxes.

INTERNATIONAL ROTATION FUND

The International Rotation Fund has not yet commenced operations and therefore, it does not have a performance history.

GOVERNMENT LONG BOND 1.2X STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2002)	17.53%	Lowest Quarter Return (quarter ended 3/31/1999)	-9.57%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Government Long Bond 1.2X Strategy Fund	9.77%	4.29%	4.68%
Lehman Long Treasury Bond Index[1]	9.81%	5.63%	7.14%

1 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance. Returns reflect no deduction for fees, expenses or taxes.

PROSPECTUS
95

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Highest Quarter Return (quarter ended 3/31/2006)	7.93%	Lowest Quarter Return (quarter ended 6/30/2005)	-8.58%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/01/2003)
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	-4.51%	-3.00%
LEHMAN LONG TREASURY BOND INDEX[1]	9.81%	5.50%

1 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance. Returns reflect no deduction for fees, expenses or taxes.

ABSOLUTE RETURN STRATEGIES FUND

Highest Quarter Return (quarter ended 6/30/2007)	3.70%	Lowest Quarter Return (quarter ended 9/30/2007)	-1.55%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (11/29/2005)
ABSOLUTE RETURN STRATEGIES FUND	3.84%	5.41%
DOW JONES HEDGE FUND BALANCED PORTFOLIO INDEX[1]	7.54%	8.72%

1 The Dow Jones Hedge Fund Balanced Portfolio Index is an unmanaged index that reflects the performance of a portfolio that is allocated approximately equally among six strategies on an asset management platform that seeks to track the Dow Jones Hedge Fund Strategy Benchmarks. The six strategies included are: Convertible Arbitrage, Distressed Securities, Event Driven, Equity Long/Short, Equity Market Neutral and Merger Arbitrage. Returns reflect no deduction for fees, expenses or taxes.

ALTERNATIVE STRATEGIES ALLOCATION FUND

The Alternative Strategies Allocation Fund has not yet commenced operations and therefore, it does not have a performance history.

COMMODITIES STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2007)	11.66%	Lowest Quarter Return (quarter ended 9/30/2006)	-17.62%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (09/30/2005)
COMMODITIES STRATEGY FUND	31.02%	-2.07%
S&P GSCITM COMMODITY INDEX[1]	32.68%	-0.04%

1 The S&P GSCITM Commodity Index, formerly known as the GSCI® Total Return Index, is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities.

96

HEDGED EQUITY FUND

Highest Quarter Return (quarter ended 3/31/2006)	4.52%	Lowest Quarter Return (quarter ended 9/30/2007)	-2.36%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (11/29/2005)
HEDGED EQUITY FUND	3.16%	5.88%
DOW JONES HEDGE FUND EQUITY LONG/SHORT INDEX[1]	19.79%	13.89%

1 The Dow Jones Hedge Fund Equity Long/Short Index is an unmanaged index that reflects the performance of a portfolio that seeks to produce risk and return characteristics sim-lar to that produced by the equity long/short strategy commonly employed by hedge funds. Returns reflect no deduction for fees, expenses or taxes.

REAL ESTATE FUND

Highest Quarter Return (quarter ended 12/31/2004)	14.32%	Lowest Quarter Return (quarter ended 12/31/2007)	-12.35%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Real Estate Fund	-19.12%	13.85%	11.45%
S&P 500® Index[1]	5.49%	12.83%	7.60%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P"), on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

STRENGTHENING DOLLAR 2X STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2006)	4.01%	Lowest Quarter Return (quarter ended 9/30/2007)	-8.75%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (09/30/2005)
STRENGTHENING DOLLAR 2X STRATEGY FUND	-10.89%	-8.36%
U.S. DOLLAR INDEX® [1]	-8.31%	-6.63%

1 The U.S. Dollar Index® provides a general indication of the international value of the U.S. Dollar. The Index does this by averaging the exchange rates between the U.S. Dollar and six major world currencies (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc). The Index is calculated continuously using foreign exchange quotes from hundreds of banks around the world.

PROSPECTUS
97

WEAKENING DOLLAR 2X STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2007)	10.94%	Lowest Quarter Return (quarter ended 9/30/2006)	-2.58%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (09/30/2005)
WEAKENING DOLLAR 2X STRATEGY FUND	18.12%	14.02%
U.S. DOLLAR INDEX® [1]	-8.31%	-6.63%

1 The U.S. Dollar Index® provides a general indication of the international value of the U.S. Dollar. The Index does this by averaging the exchange rates between the U.S. Dollar and six major world currencies (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc). The Index is calculated continuously using foreign exchange quotes from hundreds of banks around the world.

ESSENTIAL PORTFOLIO CONSERVATIVE FUND

Highest Quarter Return (quarter ended 6/30/2007)	2.51%	Lowest Quarter Return (quarter ended 9/30/2007)	0.96%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (10/27/2006)
ESSENTIAL PORTFOLIO CONSERVATIVE FUND	6.45%	6.97%
SYNTHETIC ESSENTIAL PORTFOLIO CONSERVATIVE BENCHMARK[1]	6.80%	7.49%
S&P 500 INDEX[1]	5.49%	7.64%

1 The Benchmark reflects a 40/60 ratio of the performance of the S&P 500 Index and the Lehman Aggregate Bond Index. The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P"), on a statistical basis. The Lehman Brothers U.S. Aggregate Index measures the performance of the total United States investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. Returns reflect no deduction for fees, expenses or taxes.

ESSENTIAL PORTFOLIO MODERATE FUND

Highest Quarter Return (quarter ended 6/30/2007)	3.81%	Lowest Quarter Return (quarter ended 12/31/2007)	0.11%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (10/27/2006)
ESSENTIAL PORTFOLIO MODERATE FUND	6.56%	8.21%
SYNTHETIC ESSENTIAL PORTFOLIO MODERATE BENCHMARK[1]	6.49%	7.64%
S&P 500 INDEX[1]	5.49%	7.64%

1 The Benchmark reflects a 60/40 ratio of the performance of the S&P 500 Index and the Lehman Aggregate Bond Index. The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P"), on a statistical basis. The Lehman Brothers U.S. Aggregate Index measures the performance of the total United States investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. Returns reflect no deduction for fees, expenses or taxes.

98

ESSENTIAL PORTFOLIO AGGRESSIVE FUND

Highest Quarter Return (quarter ended 6/30/2007)	4.42%	Lowest Quarter Return (quarter ended 12/31/2007)	-0.85%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (10/27/2006)
ESSENTIAL PORTFOLIO AGGRESSIVE FUND	6.64%	8.31%
SYNTHETIC ESSENTIAL PORTFOLIO AGGRESSIVE BENCHMARK[1]	6.02%	7.66%
S&P 500 INDEX[1]	5.49%	7.64%

1 The Benchmark reflects a 80/20 ratio of the performance of the S&P 500 Index and the Lehman Aggregate Bond Index. The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P"), on a statistical basis. The Lehman Brothers U.S. Aggregate Index measures the performance of the total United States investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. Returns reflect no deduction for fees, expenses or taxes.

U.S. GOVERNMENT MONEY MARKET FUND

Highest Quarter Return (quarter ended 12/31/2000)	1.36%	Lowest Quarter Return (quarter ended 3/31/2004)	0.00%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
U.S. Government Money Market Fund	3.90%	1.98%	2.51%
90 Day Treasury Composite Index[1]	5.11%	3.08%	3.80%

1 The 90 Day Treasury Composite Index is an unmanaged index that is a widely recognized indicator of general money market performance. Returns reflect no deduction for fees, expenses or taxes.

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

PROSPECTUS
99

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUNDS SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLES AND EXAMPLES DO NO REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLES AND EXAMPLES WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

	DOW 2X STRATEGY FUND	NASDAQ-100® 2X STRATEGY FUND	RUSSELL 2000® 2X STRATEGY FUND	S&P 500 2X STRATEGY FUND	INVERSE DOW 2X STRATEGY FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.90%	0.90%	0.90%	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.73%	0.76%	0.74%	0.72%	0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.63%	1.66%	1.64%	1.62%	1.66%

	INVERSE MID-CAP STRATEGY FUND	INVERSE NASDAQ-100® STRATEGY FUND	INVERSE RUSSELL 2000® STRATEGY FUND	INVERSE S&P 500 STRATEGY FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.90%	0.90%	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.77%	0.78%	0.77%	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.67%	1.68%	1.67%	1.63%

100

	MID-CAP 1.5X STRATEGY FUND	MULTI-CAP CORE EQUITY FUND	NOVA FUND	NASDAQ-100® FUND	RUSSELL 2000® 1.5X STRATEGY FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.50%[1]	0.75%	0.75%	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.74%	0.77%	0.71%	0.76%	0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.64%	1.27%	1.46%	1.51%	1.66%
	SECTOR ROTATION FUND	LARGE-CAP GROWTH FUND	LARGE-CAP VALUE FUND	MID-CAP GROWTH FUND	MID-CAP VALUE FUND
SHAREHOLDER FEES	NONE	NONE	NONE	NONE	NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.75%	0.75%	0.75%	0.75%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.71%	0.73%	0.74%	0.73%	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.61%	1.48%	1.49%	1.48%	1.49%

1 The Management Fee paid to the Advisor for providing services to the Fund consists of a basic annual fee rate of 0.70% of the Fund's average daily net assets, and a performance adjustment, resulting in a minimum fee of 0.50% and a maximum fee of 0.90%. Because the performance adjustment is applied relative to the performance of the Russell 3000® Index, the Advisor could receive a positive performance adjustment even during periods where the Fund's performance is negative. See "Management of the Funds" for additional information.

PROSPECTUS
101

	SMALL-CAP GROWTH FUND	SMALL-CAP VALUE FUND	BANKING FUND	BASIC MATERIALS FUND	BIOTECHNOLOGY FUND	CONSUMER PRODUCTS FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%	0.75%	0.85%	0.85%	0.85%	0.85%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.74%	0.74%	0.74%	0.73%	0.74%	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.49%	1.49%	1.59%	1.58%	1.59%	1.59%
	ELECTRONICS FUND	ENERGY FUND	ENERGY SERVICES FUND	FINANCIAL SERVICES FUND	HEALTH CARE FUND	INTERNET FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.74%	0.73%	0.73%	0.74%	0.74%	0.69%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%	1.58%	1.58%	1.59%	1.59%	1.54%

102

	LEISURE FUND	PRECIOUS METALS FUND	RETAILING FUND	TECHNOLOGY FUND	TELECOMMUNI- CATIONS FUND	TRANSPORTATION FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%	0.75%	0.85%	0.85%	0.85%	0.85%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.74%	0.70%	0.75%	0.71%	0.73%	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%	1.45%	1.60%	1.56%	1.58%	1.60%
	UTILITIES FUND	EUROPE 1.25x STRATEGY FUND	JAPAN 1.25x STRATEGY FUND	INTER- NATIONAL ROTATION FUND	GOVERNMENT LONG BOND 1.2x STRATEGY FUND	INVERSE GOVERNMENT LONG BOND STRATEGY FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%	0.90%	0.90%	0.90%	0.50%	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
TOTAL OTHER EXPENSES	0.73%	0.73%	0.74%	1.20%[1]	0.70%	2.93%
OTHER EXPENSES	0.73%	0.73%	0.74%	0.75%[1]	0.70%	0.73%
SHORT INTEREST EXPENSES	NONE	NONE	NONE	NONE	NONE	2.20%[2]
ACQUIRED FUND FEES AND EXPENSES	NONE	NONE	NONE	0.45%[3]	NONE	NONE
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%	1.63%	1.64%	2.10%	1.20%	3.83%

1 Because the Fund is new, "Total Other Expenses" and "Other Expenses" are based on estimated amounts for the current fiscal year.

2 Short Interest Expense occurs because the Fund short-sells the Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset – in its entirety or in part – by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than expenses, the expense ratio for the Inverse Government Long Bond Strategy Fund would have equaled 1.63%.

3 As a shareholder in certain funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. Because the Fund is new, "Acquired Fund Fees and Expenses" are estimated for the current fiscal year and are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown.

PROSPECTUS
103

	ABSOLUTE RETURN STRATEGIES FUND	ALTERNATIVE STRATEGIES ALLOCATION FUND	COMMODITIES STRATEGY FUND	HEDGED EQUITY FUND	REAL ESTATE FUND
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	1.15%	NONE	0.75%	1.15%	0.85%
DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE
TOTAL OTHER EXPENSES	0.54%[2]	0.01%[1]	0.73%	0.66%[2]	0.75%
OTHER EXPENSES	0.02%	0.01%[1]	0.73%	0.03%	0.75%
SHORT DIVIDEND EXPENSES	0.52%[3]	NONE	NONE	0.63%[3]	NONE
ACQUIRED FUND FEES AND EXPENSES	NONE	1.75%[4]	NONE	NONE	NONE
LESS FEE WAIVERS	NONE	NONE	0.20%[5]	NONE	NONE
TOTAL ANNUAL FUND OPERATING EXPENSES	1.69%	1.76%	1.28%	1.81%	1.60%

	STRENGTHENING DOLLAR 2X STRATEGY FUND	WEAKENING DOLLAR 2X STRATEGY FUND	ESSENTIAL PORTFOLIO CONSERVATIVE FUND	ESSENTIAL PORTFOLIO MODERATE FUND	ESSENTIAL PORTFOLIO AGGRESSIVE FUND	U.S. GOVERNMENT MONEY MARKET FUND
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.90%	NONE	NONE	NONE	0.50%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.71%	0.74%	0.03%[6]	0.01%[6]	0.01%[6]	0.69%
ACQUIRED FUND FEES AND EXPENSES	NONE	NONE	1.43%[4]	1.52%[4]	1.54%[4]	NONE
TOTAL ANNUAL FUND OPERATING EXPENSES	1.61%	1.64%	1.46%	1.53%	1.55%	1.19%

1 Because the Fund is new, "Total Other Expenses" and/or "Other Expenses" are based on estimated amounts for the current fiscal year.

2 The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expenses and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

3 Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the shorted security – thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 1.17% for the Absolute Return Strategies Fund and 1.18% for the Hedged Equity Fund.

4 As a shareholder in certain funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are estimated for the current fiscal year and are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown.

5 The Advisor has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.29% annum of the average monthly net assets of the Fund (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to May 1, 2009, except with the approval of the Board of Trustees. There is no guarantee that the Contractual Fee Waiver will continue beyond May 1, 2009.

6 The Advisor has contractually agreed to pay all "Other Expenses" of the Fund, excluding acquired fund fees and expenses, interest and expenses (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

104

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
DOW 2X STRATEGY	$166	$514	$887	$1,933
NASDAQ-100® 2X STRATEGY	$169	$523	$902	$1,965
RUSSELL 2000® 2X STRATEGY	$167	$517	$892	$1,944
S&P 500 2X STRATEGY	$165	$511	$881	$1,922
INVERSE DOW 2X STRATEGY	$169	$523	$902	$1,965
INVERSE MID-CAP STRATEGY	$170	$526	$907	$1,976
INVERSE NASDAQ-100® STRATEGY	$171	$530	$913	$1,987
INVERSE RUSSELL 2000® STRATEGY	$170	$526	$907	$1,976
INVERSE S&P 500 STRATEGY	$166	$514	$887	$1,933
MID-CAP 1.5X STRATEGY	$167	$517	$892	$1,944
MULTI-CAP CORE EQUITY	$129	$403	$697	$1,534
NOVA	$149	$462	$797	$1,746
NASDAQ-100®	$154	$477	$824	$1,802
RUSSELL 2000® 1.5X STRATEGY	$169	$523	$902	$1,965
SECTOR ROTATION	$164	$508	$876	$1,911
LARGE-CAP GROWTH	$151	$468	$808	$1,768
LARGE-CAP VALUE	$152	$471	$813	$1,779
MID-CAP GROWTH	$151	$468	$808	$1,768
MID-CAP VALUE	$152	$471	$813	$1,779
SMALL-CAP GROWTH	$152	$471	$813	$1,779
SMALL-CAP VALUE	$152	$471	$813	$1,779
BANKING	$162	$502	$866	$1,889
BASIC MATERIALS	$161	$499	$860	$1,878
BIOTECHNOLOGY	$162	$502	$866	$1,889
CONSUMER PRODUCTS	$162	$502	$866	$1,889
ELECTRONICS	$162	$502	$866	$1,889
ENERGY	$161	$499	$860	$1,878
ENERGY SERVICES	$161	$499	$860	$1,878
FINANCIAL SERVICES	$162	$502	$866	$1,889
HEALTH CARE	$162	$502	$866	$1,889
INTERNET	$157	$486	$839	$1,834
LEISURE	$162	$502	$866	$1,889
PRECIOUS METALS	$148	$459	$792	$1,735
RETAILING	$163	$505	$871	$1,900
TECHNOLOGY	$159	$493	$850	$1,856
TELECOMMUNICATIONS	$161	$499	$860	$1,878
TRANSPORTATION	$163	$505	$871	$1,900
UTILITIES	$161	$499	$860	$1,878
EUROPE 1.25X STRATEGY	$166	$514	$887	$1,933
JAPAN 1.25X STRATEGY	$167	$517	$892	$1,944
INTERNATIONAL ROTATION	$213	$658	N/A	N/A
GOVERNMENT LONG BOND 1.2X STRATEGY	$122	$381	$660	$1,455

PROSPECTUS
105

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INVERSE GOVERNMENT LONG BOND STRATEGY	$385	$1,169	$1,972	$4,062
ABSOLUTE RETURN STRATEGIES	$172	$533	$918	$1,998
ALTERNATIVE STRATEGIES ALLOCATION	$179	$554	N/A	N/A
COMMODITIES STRATEGY	$130	$448	$789	$1,751
HEDGED EQUITY	$184	$569	$980	$2,127
REAL ESTATE	$163	$505	$871	$1,900
STRENGTHENING DOLLAR 2X STRATEGY	$164	$508	$876	$1,911
WEAKENING DOLLAR 2X STRATEGY	$167	$517	$892	$1,944
ESSENTIAL PORTFOLIO CONSERVATIVE	$149	$462	$797	$1,746
ESSENTIAL PORTFOLIO MODERATE	$156	$483	$834	$1,824
ESSENTIAL PORTFOLIO AGGRESSIVE	$158	$490	$845	$1,845
U.S. GOVERNMENT MONEY MARKET	$121	$378	$654	$1,443

106

MORE INFORMATION ABOUT THE FUNDS:
BENCHMARKS AND INVESTMENT METHODOLOGY

BENCHMARK INFORMATION

The Domestic Equity Funds (except for the Multi-Cap Core Equity Fund and the Sector Rotation Fund), Domestic Equity - Style Funds, International Equity Funds (except for the International Rotation Fund), Fixed Income Funds, Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
DOW 2X STRATEGY FUND	200% OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGESM

NASDAQ-100® 2X STRATEGY FUND	200% OF THE PERFORMANCE OF THE NASDAQ-100 INDEX®

RUSSELL 2000® 2X STRATEGY FUND	200% OF THE PERFORMANCE OF THE RUSSELL 2000® INDEX

S&P 500 2X STRATEGY FUND	200% OF THE PERFORMANCE OF THE S&P 500® INDEX

INVERSE DOW 2X STRATEGY FUND	200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGESM

INVERSE MID-CAP STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P MIDCAP 400® INDEX

INVERSE NASDAQ-100® STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ-100 INDEX®

INVERSE RUSSELL 2000® STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE RUSSELL 2000® INDEX

INVERSE S&P 500 STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500® INDEX

MID-CAP 1.5X STRATEGY FUND	S&P MIDCAP 400® INDEX (THE FUND SEEKS EXPOSURE TO 150% OF THE PERFORMANCE OF ITS BENCHMARK)

NOVA FUND	150% OF THE PERFORMANCE OF THE S&P 500® INDEX

NASDAQ-100® FUND	NASDAQ-100 INDEX®

RUSSELL 2000® 1.5X STRATEGY FUND	RUSSELL 2000® INDEX (THE FUND SEEKS EXPOSURE TO 150% OF THE PERFORMANCE OF ITS BENCHMARK)

LARGE-CAP GROWTH FUND	S&P 500/CITIGROUP PURE GROWTH INDEX

LARGE-CAP VALUE FUND	S&P 500/CITIGROUP PURE VALUE INDEX

MID-CAP GROWTH FUND	S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX

MID-CAP VALUE FUND	S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX

SMALL-CAP GROWTH FUND	S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX

SMALL-CAP VALUE FUND	S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX

EUROPE 1.25X STRATEGY FUND	DOW JONES STOXX 50 INDEXSM (THE FUND SEEKS EXPOSURE TO 125% OF THE PERFORMANCE OF ITS BENCHMARK)

JAPAN 1.25X STRATEGY FUND	TOPIX 100 INDEX (THE FUND SEEKS EXPOSURE TO 125% OF THE PERFORMANCE OF ITS BENCHMARK)

GOVERNMENT LONG BOND 1.2X STRATEGY FUND	LONG TREASURY BOND (THE FUND SEEKS EXPOSURE TO 120% OF THE PERFORMANCE OF ITS BENCHMARK)

INVERSE GOVERNMENT LONG BOND STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG TREASURY BOND

COMMODITIES STRATEGY FUND	S&P GSCITM COMMODITY INDEX

STRENGTHENING DOLLAR 2X STRATEGY FUND	200% OF THE PERFORMANCE OF THE U.S. DOLLAR INDEX®

WEAKENING DOLLAR 2X STRATEGY FUND	200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE U.S. DOLLAR INDEX®

A BRIEF GUIDE TO THE UNDERLYING INDICES

DOW JONES INDUSTRIAL AVERAGESM. The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. The index is published by Dow Jones and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors. As of December 31, 2007, the Dow Jones Industrial AverageSM included companies with a capitalization range of $14.1 billion to $511.9 billion.

DOW JONES STOXX 50® INDEX. The Dow Jones Stoxx 50® Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 31, 2007, the Dow Jones Stoxx 50® Index included companies with a capitalization range of $35.2 billion to $231 billion.

PROSPECTUS
107

NASDAQ-100 INDEX®. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. As of December 31, 2007, the NASDAQ-100 Index® included companies with a capitalization range of $2.9 billion to $333 billion.

RUSSELL 2000® INDEX. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 11% of the Russell 3000® total market capitalization. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2007, the Russell 2000® Index included companies with a capitalization range of $27 million to $8.6 billion.

S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2007, the S&P 500 Index included companies with a capitalization range of $708 million to $511.9 billion.

S&P 500/CITIGROUP PURE GROWTH INDEX. The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of December 31, 2007, the S&P 500/Citigroup Pure Growth Index included companies with a capitalization range of $1.9 billion to $511.9 billion.

S&P 500/CITIGROUP PURE VALUE INDEX. The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of December 31, 2007, the S&P 500/Citigroup Pure Value Index included companies with a capitalization range of $708 million to $252.1 billion.

S&P GSCITM COMMODITY INDEX (FORMERLY, THE GSCI® TOTAL RETURN INDEX). The S&P GSCITM Commodity Index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The S&P GSCITM Commodity Index is significantly different than the return from buying physical commodities.

S&P MIDCAP 400 INDEX. The S&P MidCap 400 Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 31, 2007, the S&P MidCap 400 Index included companies with a capitalization range of $342 million to $12.3 billion.

S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX. The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 31, 2007, the S&P MidCap 400/Citigroup Pure Growth Index included companies with a capitalization range of $560 million to $12.3 billion.

S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX. The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. As of December 31, 2007, the S&P MidCap 400/Citigroup Pure Value Index included companies with a capitalization range of $420 million to $6.3 billion.

S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX. The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of December 31, 2007, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with a capitalization range of $167 million to $4.8 billion.

S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX. The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of December 31, 2007, the S&P SmallCap 600/Citigroup Pure Value Index included companies with a capitalization range of $89 million to $3.5 billion.

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 31, 2007, the Topix 100 Index included companies with a capitalization range of $5.7 billion to $194.2 billion.

U.S. DOLLAR INDEX®. The U.S. Dollar Index® (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by calculating the weighted average of the change in six major foreign currency exchange rates (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc) against the U.S. Dollar. The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world.

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UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume: (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 9.28%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended in 2007 of the indices underlying the Funds' benchmarks is as follows: Dow Jones Industrial AverageSM — 9.21%; Dow Jones STOXX 50® Index — 10.84%; NASDAQ-100 Index® — 15.28%; Russell 2000® Index — 14.41%; S&P 500 Index — 9.28%; S&P MidCap 400 Index — 11.02%; Topix 100 Index — 13.89%; and U.S. Dollar Index® — 6.96%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

PROSPECTUS
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ADVISOR'S INVESTMENT METHODOLOGY

The Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Multi-Cap Core Equity Fund, Sector Rotation Fund, Alternative Strategies Allocation Fund and Essential Portfolio Funds, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments. For the Alternative Strategies Allocation Fund, the Fund may, but will not necessarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, the Fund may not achieve its investment objective.

DOMESTIC EQUITY FUNDS (EXCEPT FOR THE MULTI-CAP CORE EQUITY FUND AND SECTOR ROTATION FUND), DOMESTIC EQUITY-STYLE FUNDS, INTERNATIONAL EQUITY FUNDS (EXCEPT FOR THE INTERNATIONAL ROTATION FUND), FIXED INCOME FUNDS, COMMODITIES STRATEGY FUND, STRENGTHENING DOLLAR 2x STRATEGY FUND AND WEAKENING DOLLAR 2x STRATEGY FUND. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds — Dow 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund — are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse Dow 2x Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Government Long Bond Strategy Fund and Weakening Dollar 2x Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.

MULTI-CAP CORE EQUITY FUND. The Advisor manages the Fund using quantitative investment strategies. This quantitative investment approach relies on financial models and computer databases to assist in the allocation of assets and selection of securities. The Fund's investments are allocated into "capitalization specific" segments of the U.S. equity market. These segments are designed to cover the large-cap, mid-cap and small-cap segments of the market. The Advisor generally considers the largest 200 companies to represent the large-cap segment, the next largest 800 companies to represent the mid-cap segment and the smallest 2,000 companies to represent the small-cap segment. The Advisor generally allocates the Fund's investments equally among the size segments and rebalances periodically using a quantitative methodology designed to maintain its target allocations.

In selecting Fund investments, the Advisor considers a universe of approximately 3,000 securities eligible for purchase, representing approximately 98% of the total capitalization of the U.S. equity market. The Advisor uses a quantitative investment approach to select securities using a set of factors ("the Model") that it believes are indicative of future returns. These include value and growth factors such as relative price-to-book ratios and free-cash flow growth measures, respectively. The factors are intended to complement each other and to generate more consistent positive returns. The Advisor believes that each factor offers a unique perspective that when combined with the other factors considered offers insight into security selection that is greater than any one singular view. Securities are evaluated within each of the three size segments and compared to their appropriate peers in order to mitigate bias in the investment process. When constructing the portfolio, the Advisor considers the security's relative attractiveness according to the Model, its relative contribution to the portfolio's risk, and its ability to reduce or hedge unwanted risks.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2,000 securities are eligible for purchase from the industry buy lists. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of volatility in the top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

SECTOR AND REAL ESTATE FUNDS. In managing the Sector and Real Estate Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector using Global Industry Classification Standard (GICS) codes. The Advisor then employs a quantitative screen to ensure minimum capitalization and liquidity standards. The resulting portfolio is weighted to meet diversification standards and to generate returns respective of that sector. The Advisor monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representation of its sector.

PROSPECTUS
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ABSOLUTE RETURN STRATEGIES AND HEDGED EQUITY FUNDS. As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. Beta is commonly referred to as market risk. In this context, the Advisor considers exposure to both directional positions (e.g., equities and/or fixed income securities) and non-directional positions (e.g., value and/or corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their exposure to them in the aggregate, and the investment returns provided by the exposure, have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Funds employ a proprietary quantitative model that uses a style analysis of the returns of the appropriate hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate segment of the hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

Directional and Non-Directional Positions

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market. For example, the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Funds will predominately have a long exposure to directional positions. There may be times that the Funds will have a short exposure to directional positions. The Funds use some, or all, of the following directional positions:

• An Equities position involves investing in a portfolio that buys a basket of stocks or derivatives thereof, such as index futures.

• A Fixed Income position involves investing in a portfolio that buys a basket of U.S. Government securities or bond futures.

• A Directional Commodity trade involves investing in precious metals, livestock, grains, and other basic goods or materials.

• A Directional Currency trade consists of purchasing or selling a basket of foreign currencies against the US Dollar.

• A Covered Call Options position involves investing in written call options on underlying securities which a Fund already owns.

• A Long Options position involves investing in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

• A Volatility Arbitrage Spread trade involves trading volatility/variance futures or swaps which provide a return based on the difference between the implied volatility in the marketplace at the time of sale and the subsequently realized market volatility. The swap is structured to include protection against extreme movements in market volatility.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Funds will predominately have a long exposure to non-directional positions. There may be times that the Funds will have short exposure to non-directional positions. The Funds use some, or all, of the following non-directional position:

• A Market Neutral Value position involves investing in a basket of stocks that exhibit traditional value characteristics and simultaneously selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Growth position involves investing in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Momentum position involves investing in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Capitalization position involves investing in a basket of small and mid-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Illiquidity Premium trade involves purchasing a basket of illiquid securities which may include, but is not limited to, closed-end funds and shorting a basket of more liquid stocks against them. The portfolio is structured to minimize market exposure.

• A Merger Arbitrage Spreads position involves investing in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

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• A Duration Neutral Term Spreads position involves investing in long 10-year U.S. Government securities and simultaneously selling short 2-year U.S. Government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

• A Duration Neutral Default Spreads position involves investing in a basket of corporate bonds and simultaneously selling short U.S. Government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

• A Convertible Arbitrage Spread involves purchasing a basket of convertible bonds and simultaneously selling short associated equities against them. The portfolio is structured in such a way as to minimize equity and credit market exposure.

• A Currency Spread trade involves purchasing a basket of high yielding currencies and selling short a basket of low yielding currencies against it. The portfolio is structured to be dollar neutral.

ALTERNATIVE STRATEGIES ALLOCATION FUND. The Fund attempts to achieve returns with low correlation to the returns of traditional stock and bond asset classes and generate capital appreciation by investing the Fund's assets in underlying funds comprised of alternative and non-traditional asset classes or investment strategies such as, but not limited to, absolute return, currency arbitrage, commodities, global macro, managed futures and real estate.

In seeking to achieve returns with low correlation to the returns of traditional stock and bond asset classes and to provide capital appreciation, the Advisor uses a quantitative investment methodology with input from current market data to efficiently allocate the Fund's assets across the underlying funds (the "optimization process"). The goal of the optimization process is to create the best portfolio, given historical correlations and risks, to achieve the Fund's stated objective. The process applies dynamic constraints that seek to diversify the risks across the underlying funds and avoid a concentration of risk from a single underlying fund's specific risk. The Advisor administers the optimization process on a regular basis in order to rebalance the composition of the underlying funds and adjust underlying fund weights.

ESSENTIAL PORTFOLIO FUNDS. Essential Portfolio Theory, or EPT, attempts to maximize returns for a targeted level of risk by investing each Fund's assets in underlying funds comprised of equities, fixed income/money market securities, or alternative investments, such as commodities and real estate, and alternative investment strategies such as absolute return, leveraged, and sector-based strategies.

In seeking to achieve the goal of maximizing returns for each Fund's target risk, the Advisor uses quantitative analysis to efficiently allocate across underlying funds (the "optimization process"). The Advisor runs the optimization process on a regular basis in order to integrate current market data and reallocate, as necessary, each Fund's asset allocations.

The Essential Portfolio Funds seek to integrate many of the central tenets of Essential Portfolio Theory, which include:

• Taking advantage of true diversification: Expand upon the traditional asset allocation menu and consider asset classes both positively and negatively correlated to the market, such as commodities, futures, real estate, inverse investments, hedge fund-type strategies such as absolute return, and leveraged or currency products – all of which may help investors achieve a truly diversified portfolio that may reduce risk.

• Combining leverage with diversification to achieve a targeted risk/return objective: Invest in underlying funds that use leverage to increase exposure to select market indices, freeing up assets to invest in alternative asset classes.

• Offsetting the constraints of long-only portfolios: Long-only portfolios increase in value only in a rising environment. By adding short or inverse underlying funds to a portfolio – inverse funds, and underlying funds that use options or futures – investors can potentially reduce market risks and create and absolute return strategy.

• Moving away from cap-weighting: A cap-weighted portfolio puts the largest weight on the companies that are the biggest. There is more diversification and opportunity if the investments are spread over smaller companies.

• Incorporating current and forward-looking data: Instead of considering recent historical data and past performance to make projections for future periods, use current information to project future expectations and to optimize returns.

• Implementing multifactor strategies: When estimating an asset's expected return, consider a variety of factors, such as growth, value, size and momentum.

• Employing rules-based rebalancing: Use rules- or risk-based rebalancing – putting parameters in place based on portfolio weightings – rather than rebalancing solely upon a preset, calendar based schedule – which may help avoid the risk of overconcentration of an asset class in a volatile market.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PROSPECTUS
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PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Ordinarily, investors may buy shares on any day that the NYSE is open for business (a "Business Day"). However, the Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government Bond Market is closed, including Columbus Day and Veterans' Day. In addition, on any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

Shares of each Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Because the Domestic Equity Funds (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund), Domestic Equity – Style Funds, Sector Funds, International Equity Funds (except for the International Rotation Fund), Fixed Income Funds, Real Estate Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and U.S. Government Money Market Fund are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Multi-Cap Core Equity Fund, Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, and Essential Portfolio Funds are not suitable for purchase by active investors. Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Funds are sold primarily, directly and indirectly, through variable annuity and variable life insurance products, the Funds expect that all shares of the Funds will be owned, directly and indirectly, on an omnibus by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Funds' ability to prevent frequent trading of the Funds will be solely dependent on the ability and willingness of the various insurance companies to assist in its prevention. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). Each insurance company may have different rules about the timing and processing of transaction orders. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

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If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund, except for the Essential Portfolio Funds, Alternative Strategies Allocation Fund, Commodities Strategy Fund, and International Equity Funds, generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV. Each Asset Allocation Fund generally values shares of the underlying funds at their NAV and other investments at market prices. Similarly, the Commodities Strategy Fund will regularly value its investments in structured notes at fair value and other investments at market prices.

The International Equity Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the International Equity Funds price their shares at the close of the NYSE. As such, the value assigned to the International Equity Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees. More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

PROSPECTUS
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DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund and Government Long Bond 1.2x Strategy Fund which declare and pay dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors II, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. With respect to the International Rotation Fund, the Advisor implements investment management strategies generated by the Fund's sub-advisor, Valu-Trac Investment Management Limited. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2007, based on the average daily net assets for each Fund, as set forth beow:

FUND	ADVISORY FEE
DOW 2X STRATEGY FUND	0.90%
NASDAQ-100® 2X STRATEGY FUND	0.90%
RUSSELL 2000® 2X STRATEGY FUND	0.90%
S&P 500 2X STRATEGY FUND	0.90%
INVERSE DOW 2X STRATEGY FUND	0.90%
INVERSE MID-CAP STRATEGY FUND	0.90%
INVERSE NASDAQ-100® STRATEGY FUND	0.90%
INVERSE RUSSELL 2000® STRATEGY FUND	0.90%
INVERSE S&P 500 STRATEGY FUND	0.90%
MID-CAP 1.5X STRATEGY FUND	0.90%
MULTI-CAP CORE EQUITY FUND	0.50%**
NOVA FUND	0.75%
NASDAQ-100® FUND	0.75%
RUSSELL 2000® 1.5X STRATEGY FUND	0.90%
SECTOR ROTATION FUND	0.90%
LARGE-CAP GROWTH FUND	0.75%
LARGE-CAP VALUE FUND	0.75%
MID-CAP GROWTH FUND	0.75%
MID-CAP VALUE FUND	0.75%
SMALL-CAP GROWTH FUND	0.75%
SMALL-CAP VALUE FUND	0.75%

116

FUND	ADVISORY FEE
SECTOR FUNDS (EXCEPT FOR THE PRECIOUS METALS FUND)	0.85%
PRECIOUS METALS FUND	0.75%
EUROPE 1.25X STRATEGY FUND	0.90%
JAPAN 1.25X STRATEGY FUND	0.90%
INTERNATIONAL ROTATION FUND	0.90	%*
GOVERNMENT LONG BOND 1.2X STRATEGY FUND	0.50%
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	0.90%
ABSOLUTE RETURN STRATEGIES FUND	1.15%
ALTERNATIVE STRATEGIES ALLOCATION FUND	0.00	%*
COMMODITIES STRATEGY FUND	0.75	%***
HEDGED EQUITY FUND	1.15%
REAL ESTATE FUND	0.85%
STRENGTHENING DOLLAR 2X STRATEGY FUND	0.90%
WEAKENING DOLLAR 2X STRATEGY FUND	0.90%
ESSENTIAL PORTFOLIO CONSERVATIVE FUND	0.00%
ESSENTIAL PORTFOLIO MODERATE FUND	0.00%
ESSENTIAL PORTFOLIO AGGRESSIVE FUND	0.00%
U.S. GOVERNMENT MONEY MARKET FUND	0.50%

*  The Fund has not yet commenced operations. The Advisory Fee reflected in the table above is the contractual fee that the Fund will pay to the Advisor upon commencement of operations.

**  The Advisor is paid a base management fee that is subject to a performance adjustment so that base fee can increase to a maximum of 0.90% or decrease to a minimum of 0.50%, depending on the investment performance of the Fund relative to the Russell 3000® Index (the "Index"). The Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. Equity market. The performance comparison will be made for a rolling 12-month period, with performance adjustments made at the end of each month beginning November 30, 2006. The 12-month comparison period will roll over with each succeeding month, so that it will always equal 12 months, ending with the month for which the performance adjustment is being computed. For every 0.0375% of difference between the performance of the Fund and the performance of the Index, the Advisor's fee will be adjusted upwards or downwards by 0.01%. The maximum annualized performance adjustment is +/- 0.20%.

***  The Advisor has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.29% per annum of the average monthly net assets of the Fund (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to May 1, 2009, except with the approval of the Board of Trustees. There is no guarantee that the Contractual Fee Waiver will continue beyond May 1, 2009.

The Advisor pays the Sub-Advisor out of the advisory fees it receives. The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Absolute Return Strategies Fund, Hedged Equity Fund, and Essential Portfolio Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, acquired fund fees and expenses, and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses and extraordinary expenses.

INVESTMENT SUB-ADVISOR

Valu-Trac Investment Management Limited, an SEC registered investment adviser, is located in Orton, Fochabers, Moray, Scotland, UK IV32 7QE, and serves as investment sub-advisor to the International Rotation Fund. The Sub-Advisor, a wholly-owned subsidiary of Valu-Trac Limited, specializes in international investments and is responsible for the development and on-going maintenance of the investment management strategy utilized by the Fund. Since 1989, the Sub-Advisor has provided investment advisory services to individuals, employee benefit plans, trusts and corporations.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement and investment sub-advisory agreement is available in the Trust's Annual Report to Shareholders, which covers the period January 1, 2007 to December 31, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. In addition to Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

PROSPECTUS
117

Michael P. Byrum, CFA, President and CIO of Rydex Investments – As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Director of Alternative Investment Strategies – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Senior Portfolio Manager – Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Douglas Holmes, CFA, Director of Stock Selection and Asset Allocation – As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

118

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2007 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2007 Annual Report is incorporated by reference in the SAI.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Total Distributions
Nova Fund
December 31, 2007	$10.09	$.12	$—	$.12	$(.15)	$—	$—	$(.15)
December 31, 2006	8.56	.11	1.54	1.65	(.12)	—	—	(.12)
December 31, 2005	8.26	.05	.28	.33	(.03)	—	—	(.03)
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—
Inverse S&P 500 Strategy Fund (Formerly, Inverse S&P 500 Fund)
December 31, 2007	43.90	1.35	(1.00)	.35	(2.04)	—	—	(2.04)
December 31, 2006†††	51.50	1.70	(5.60)	(3.90)	(3.70)	—	—	(3.70)
December 31, 2005†††	51.90	.80	(1.20)	(.40)	—	—	—	—
December 31, 2004†††	57.70	(.20)	(5.60)	(5.80)	—	—	—	—
December 31, 2003†††	75.70	(.40)	(17.60)	(18.00)	—	—	—	—
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	15.39	.03	2.71	2.74	(.01)	—	—	(.01)
December 31, 2006	14.55	(.07)	.91	.84	—	—	—	—
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—
Inverse NASDAQ-100® Strategy Fund (Formerly, Inverse OTC Fund)
December 31, 2007	19.79	.64	(2.87)	(2.23)	(.57)	—	—	(.57)
December 31, 2006	21.51	.74	(1.07)	(.33)	(1.39)	—	—	(1.39)
December 31, 2005	21.24	.33	(.06)	.27	—	—	—	—
December 31, 2004	24.09	(.08)	(2.77)	(2.85)	—	—	—	—
December 31, 2003	39.04	(.22)	(14.33)	(14.55)	—	(.40)	—	(.40)
S&P 500 2x Strategy Fund (Formerly, Dynamic S&P 500 Fund)
December 31, 2007	21.71	.26	(.08)	.18	(.23)	(2.42)	—	(2.65)
December 31, 2006	18.37	.23	4.12	4.35	(.20)	(.81)	—	(1.01)
December 31, 2005	19.83	.10	.53	.63	(.02)	(2.07)	—	(2.09)
December 31, 2004	21.59	.02	2.98	3.00	—	(4.76)	—	(4.76)
December 31, 2003	16.09	(.11)	8.95	8.84	—	(3.34)	—	(3.34)
NASDAQ-100® 2x Strategy Fund (Formerly, OTC 2x Strategy Fund)
December 31, 2007	23.46	.13	6.49	6.62	(.10)	—	—	(.10)
December 31, 2006	22.39	.03	1.06	1.09	(.02)	—	—	(.02)
December 31, 2005	23.09	(.09)	(.61)	(.70)	—	—	—	—
December 31, 2004	21.73	(.06)	2.76	2.70	(.97)	(.06)	(.31)	(1.34)
December 31, 2003	11.90	(.21)	11.95	11.74	—	(1.91)	—	(1.91)

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2007	$(.03)	$10.06	1.13%	1.46%	1.12%	94%	$82,191
December 31, 2006	1.53	10.09	19.27%	1.48%	1.18%	211%	134,477
December 31, 2005	.30	8.56	3.97%	1.53%	0.60%	381%	132,018
December 31, 2004	1.05	8.26	14.62%	1.46%	0.41%	654%	130,200
December 31, 2003	2.03	7.21	39.19%	1.54%	0.09%	729%	81,816
Inverse S&P 500 Strategy Fund (Formerly, Inverse S&P 500 Fund)
December 31, 2007	(1.69)	42.21	0.83%	1.63%	3.04%	—	21,581
December 31, 2006†††	(7.60)	43.90	(7.50)%	1.63%	3.29%	—	19,025
December 31, 2005†††	(.40)	51.50	(0.77)%	1.70%	1.46%	—	32,505
December 31, 2004†††	(5.80)	51.90	(10.05)%	1.62%	(0.28)%	—	19,076
December 31, 2003†††	(18.00)	57.70	(23.78)%	1.67%	(0.59)%	—	17,822
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	2.73	18.12	17.82%	1.51%	0.18%	110%	82,492
December 31, 2006	.84	15.39	5.77%	1.49%	(0.50)%	152%	72,871
December 31, 2005	.16	14.55	1.11%	1.50%	(0.68)%	294%	102,487
December 31, 2004	1.23	14.39	9.35%	1.47%	(0.17)%	418%	191,476
December 31, 2003	4.11	13.16	45.41%	1.53%	(1.20)%	482%	127,836
Inverse NASDAQ-100® Strategy Fund (Formerly, Inverse OTC Fund)
December 31, 2007	(2.80)	16.99	(11.28)%	1.68%	3.40%	—	13,640
December 31, 2006	(1.72)	19.79	(1.40)%	1.64%	3.35%	—	23,929
December 31, 2005	.27	21.51	1.27%	1.63%	1.49%	—	19,648
December 31, 2004	(2.85)	21.24	(11.83)%	1.64%	(0.35)%	—	23,928
December 31, 2003	(14.95)	24.09	(37.37)%	1.68%	(0.73)%	—	34,563
S&P 500 2x Strategy Fund (Formerly, Dynamic S&P 500 Fund)
December 31, 2007	(2.47)	19.24	0.61%	1.62%	1.12%	104%	36,429
December 31, 2006	3.34	21.71	23.70%	1.64%	1.13%	168%	37,663
December 31, 2005	(1.46)	18.37	3.38%	1.65%	0.55%	585%	25,397
December 31, 2004	(1.76)	19.83	16.90%	1.65%	0.09%	974%	29,053
December 31, 2003	5.50	21.59	54.94%	1.69%	(0.55)%	1,085%	30,428
NASDAQ-100® 2x Strategy Fund (Formerly, OTC 2x Strategy Fund)
December 31, 2007	6.52	29.98	28.20%	1.66%	0.45%	203%	65,069
December 31, 2006	1.07	23.46	4.86%	1.65%	0.14%	250%	29,673
December 31, 2005	(.70)	22.39	(3.03)%	1.65%	(0.42)%	343%	44,313
December 31, 2004	1.36	23.09	14.21%	1.65%	(0.29)%	662%	57,599
December 31, 2003	9.83	21.73	98.63%	1.71%	(1.10)%	959%	40,632

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  †††  Per share amounts for periods ended December 31, 2003—December 31, 2006 have been restated to reflect a 1:10 reverse stock split effective April 23, 2007—See Note 10.

  §  Less than $.01 per share.

PROSPECTUS
119

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Mid-Cap 1.5x Strategy Fund (Formerly, Mid-Cap Advantage Fund)
December 31, 2007	$24.20	$.28	$.65	$.93	$(.40)	$(3.01)	$(3.41)	$(2.48)
December 31, 2006	30.15	.11	3.23	3.34	(.13)	(9.16)	(9.29)	(5.95)
December 31, 2005	26.50	(.02)	3.75	3.73	—	(.08)	(.08)	3.65
December 31, 2004	24.74	(.09)	4.96	4.87	—	(3.11)	(3.11)	1.76
December 31, 2003	17.77	(.12)	9.44	9.32	—	(2.35)	(2.35)	6.97
Inverse Mid-Cap Strategy Fund (Formerly, Inverse Mid-Cap Fund)
December 31, 2007	36.96	1.06	(1.81)	(.75)	(1.18)	—	(1.18)	(1.93)
December 31, 2006	39.15	1.32	(2.83)	(1.51)	(.68)	—	(.68)	(2.19)
December 31, 2005	44.03	.70	(4.31)	(3.61)	(1.27)	—	(1.27)	(4.88)
December 31, 2004*	50.00	(.06)	(5.91)	(5.97)	—	—	—	(5.97)
Russell 2000® 2x Strategy Fund (Formerly, Dynamic Russell 2000® Fund)
December 31, 2007	25.97	.25	(3.52)	(3.27)	(.01)	(.26)	(.27)	(3.54)
December 31, 2006*	25.00	.05	.96	1.01	(.04)	—	(.04)	.97
Russell 2000® 1.5x Strategy Fund (Formerly, Russell 2000® Advantage Fund)
December 31, 2007	41.14	.49	(3.26)	(2.77)	(.96)	(3.21)	(4.17)	(6.94)
December 31, 2006	34.14	.19	6.93	7.12	(.12)	—	(.12)	7.00
December 31, 2005	33.65	.01	1.31	1.32	(.83)	—	(.83)	.49
December 31, 2004	29.75	(.10)	6.95	6.85	—	(2.95)	(2.95)	3.90
December 31, 2003	20.11	(.18)	13.11	12.93	—	(3.29)	(3.29)	9.64
Inverse Russell 2000® Strategy Fund (Formerly, Inverse Russell 2000® Fund)
December 31, 2007	34.61	1.10	.76	1.86	(1.81)	—	(1.81)	.05
December 31, 2006	40.60	1.30	(6.16)	(4.86)	(1.13)	—	(1.13)	(5.99)
December 31, 2005	42.83	.65	(1.98)	(1.33)	(.90)	—	(.90)	(2.23)
December 31, 2004*	50.00	(.10)	(7.07)	(7.17)	—	—	—	(7.17)
Government Long Bond 1.2x Strategy Fund (Formerly, Government Long Bond Advantage Fund)
December 31, 2007	11.56	.41	.68	1.09	(.41)	—	(.41)	.68
December 31, 2006	12.38	.42	(.82)	(.40)	(.42)	—	(.42)	(.82)
December 31, 2005	11.88	.41	.50	.91	(.41)	—	(.41)	.50
December 31, 2004	11.67	.40	.54	.94	(.40)	(.33)	(.73)	.21
December 31, 2003	13.08	.41	(.52)	(.11)	(.41)	(.89)	(1.30)	(1.41)
Inverse Government Long Bond Strategy Fund (Formerly, Inverse Government Long Bond Fund)
December 31, 2007	21.55	.70	(1.67)	(.97)	(1.00)	—	(1.00)	(1.97)
December 31, 2006	20.80	.69	.97	1.66	(.91)	—	(.91)	.75
December 31, 2005	21.95	(.07)	(1.08)	(1.15)	—	—	—	(1.15)
December 31, 2004	24.82	(.66)	(1.98)	(2.64)	—	(.23)	(.23)	(2.87)
December 31, 2003*	25.00	(.13)	(.05)	(.18)	—	—	—	(.18)

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Mid-Cap 1.5x Strategy Fund (Formerly, Mid-Cap Advantage Fund)
December 31, 2007	$21.72	3.60%	1.64%	1.64%		1.05%		368%	$27,893
December 31, 2006	24.20	10.46%	1.64%	1.64%		0.34%		478%	38,986
December 31, 2005	30.15	14.07%	1.65%	1.65%		(0.05)%		573%	51,197
December 31, 2004	26.50	22.14%	1.64%	1.64%		(0.37)%		866%	34,162
December 31, 2003	24.74	52.43%	1.70%	1.70%		(0.54)%		1,665%	18,544
Inverse Mid-Cap Strategy Fund (Formerly, Inverse Mid-Cap Fund)
December 31, 2007	35.03	(1.98)%	1.67%	1.67%		3.04%		—	3,029
December 31, 2006	36.96	(3.83)%	1.65%	1.65%		3.49%		—	5,959
December 31, 2005	39.15	(8.16)%	1.64%	1.64%		1.65%		—	2,846
December 31, 2004*	44.03	(11.94)%	1.62%**	1.62	%**	(0.17	)%**	—	1,319
Russell 2000® 2x Strategy Fund (Formerly, Dynamic Russell 2000® Fund)
December 31, 2007	22.43	(12.59)%	1.64%	1.64%		0.95%		174%	6,205
December 31, 2006*	25.97	4.06%	1.64%**	1.64	%**	1.02	%**	60%	4,584
Russell 2000® 1.5x Strategy Fund (Formerly, Russell 2000® Advantage Fund)
December 31, 2007	34.20	(6.74)%	1.66%	1.66%		1.16%		354%	21,879
December 31, 2006	41.14	20.85%	1.64%	1.64%		0.49%		380%	73,112
December 31, 2005	34.14	3.91%	1.63%	1.63%		0.04%		404%	38,589
December 31, 2004	33.65	25.20%	1.65%	1.65%		(0.32)%		1,171%	112,649
December 31, 2003	29.75	64.28%	1.70%	1.70%		(0.66)%		1,135%	122,995
Inverse Russell 2000® Strategy Fund (Formerly, Inverse Russell 2000® Fund)
December 31, 2007	34.66	5.37%	1.67%	1.67%		3.19%		—	11,535
December 31, 2006	34.61	(11.95)%	1.64%	1.64%		3.48%		—	12,237
December 31, 2005	40.60	(3.07)%	1.63%	1.63%		1.49%		—	11,850
December 31, 2004*	42.83	(14.34)%	1.65%**	1.65	%**	(0.29	)%**	—	4,344
Government Long Bond 1.2x Strategy Fund (Formerly, Government Long Bond Advantage Fund)
December 31, 2007	12.24	9.77%	1.20%	1.20%		3.60%		1,367%	52,250
December 31, 2006	11.56	(3.14)%	1.20%	1.20%		3.66%		1,339%	50,420
December 31, 2005	12.38	7.71%	1.18%	1.18%		3.30%		1,284%	60,160
December 31, 2004	11.88	8.42%	1.21%	1.21%		3.36%		1,318%	48,709
December 31, 2003	11.67	(0.64)%	1.23%	1.23%		3.26%		1,272%	65,358
Inverse Government Long Bond Strategy Fund (Formerly, Inverse Government Long Bond Fund)
December 31, 2007	19.58	(4.51)%	3.83%	1.63	%‡	3.17%		1,123%	17,611
December 31, 2006	21.55	8.11%	5.12%	1.63	%‡	3.08%		597%	29,246
December 31, 2005	20.80	(5.24)%	5.11%	1.63	%‡	(0.33)%		589%	29,671
December 31, 2004	21.95	(10.67)%	5.02%	1.63	%‡	(2.86)%		—	41,098
December 31, 2003*	24.82	(0.72)%	1.69%**	1.69	%**‡	(0.74	)%**	—	22,355

  *  Since the commencement of operations: May 1, 2003—Inverse Government Long Bond Strategy Fund; May 3, 2004—Inverse Mid-Cap Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, and Large-Cap Growth Fund; October 27, 2006—Russell 2000® 2x Strategy Fund.

  **  Annualized

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  ‡  Operating Expenses exclude interest expense from securities sold short.

120

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Europe 1.25x Strategy Fund (Formerly, Europe Advantage Fund)
December 31, 2007	$29.60	$.70	$3.26	$3.96	$(.71)	$(2.90)	$(3.61)
December 31, 2006	23.84	.70	6.31	7.01	(.48)	(.77)	(1.25)
December 31, 2005	22.62	.21	1.23	1.44	(.09)	(.13)	(.22)
December 31, 2004	22.87	(.05)	3.71	3.66	(3.82)	(.09)	(3.91)
December 31, 2003	19.52	(.17)	8.58	8.41	—	(5.06)	(5.06)
Japan 1.25x Strategy Fund (Formerly, Japan Advantage Fund)
December 31, 2007	27.13	.88	(3.83)	(2.95)	(1.45)	—	(1.45)
December 31, 2006	33.42	1.02	.50	1.52	(1.29)	(6.52)	(7.81)
December 31, 2005	27.77	.48	5.17	5.65	—	—	—
December 31, 2004	25.17	(.14)	2.74	2.60	—	—	—
December 31, 2003	18.29	(.16)	7.04	6.88	—	—	—
Dow 2x Strategy Fund (Formerly, Dynamic Dow Fund)
December 31, 2007	26.89	.36	1.93	2.29	(.30)	(3.18)	(3.48)
December 31, 2006	23.10	.40	6.58	6.98	(.15)	(3.04)	(3.19)
December 31, 2005	25.89	.24	(1.25)	(1.01)	(.17)	(1.61)	(1.78)
December 31, 2004*	25.00	.14	2.03	2.17	(1.16)	(.12)	(1.28)
Inverse Dow 2x Strategy Fund (Formerly, Inverse Dynamic Dow Fund)
December 31, 2007	33.34	1.02	(4.06)	(3.04)	(1.51)	—	(1.51)
December 31, 2006	43.20	1.35	(10.75)	(9.40)	(.46)	—	(.46)
December 31, 2005	43.22	.74	(.06)	.68	(.70)	—	(.70)
December 31, 2004*	50.00	(.03)	(5.71)	(5.74)	—	(1.04)	(1.04)
Small-Cap Value Fund
December 31, 2007	28.60	.19	(5.97)	(5.78)	(.06)	(4.54)	(4.60)
December 31, 2006	25.67	.18	4.74	4.92	(.17)	(1.82)	(1.99)
December 31, 2005	28.84	(.05)	1.13	1.08	—	(4.25)	(4.25)
December 31, 2004*	25.00	.01	4.50	4.51	(.01)	(.66)	(.67)
Mid-Cap Value Fund
December 31, 2007	22.38	.21	(1.29)	(1.08)	(.44)	(.02)	(.46)
December 31, 2006	19.27	.28	3.01	3.29	(.18)	—	(.18)
December 31, 2005	27.08	.07	2.28	2.35	(.20)	(9.96)	(10.16)
December 31, 2004*	25.00	—	3.80	3.80	(— )§	(1.72)	(1.72)
Large-Cap Value Fund
December 31, 2007	31.78	.42	(2.03)	(1.61)	(.57)	(4.23)	(4.80)
December 31, 2006	27.90	.39	4.53	4.92	(.25)	(.79)	(1.04)
December 31, 2005	27.68	.21	.95	1.16	(.15)	(.79)	(.94)
December 31, 2004*	25.00	.12	3.00	3.12	(.11)	(.33)	(.44)

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Europe 1.25x Strategy Fund (Formerly, Europe Advantage Fund)
December 31, 2007	$.35	$29.95	13.06%	1.63%	2.18%		220%	$82,833
December 31, 2006	5.76	29.60	29.51%	1.65%	2.55%		219%	89,490
December 31, 2005	1.22	23.84	6.36%	1.63%	0.94%		399%	25,954
December 31, 2004	(.25)	22.62	16.15%	1.64%	(0.23)%		—	54,994
December 31, 2003	3.35	22.87	43.08%	1.70%	(0.75)%		—	38,443
Japan 1.25x Strategy Fund (Formerly, Japan Advantage Fund)
December 31, 2007	(4.40)	22.73	(11.23)%	1.64%	3.32%		—	15,568
December 31, 2006	(6.29)	27.13	5.14%	1.63%	2.99%		—	30,510
December 31, 2005	5.65	33.42	20.35%	1.70%	1.72%		—	55,219
December 31, 2004	2.60	27.77	10.33%	1.63%	(0.50)%		—	14,228
December 31, 2003	6.88	25.17	37.62%	1.69%	(0.75)%		—	11,541
Dow 2x Strategy Fund (Formerly, Dynamic Dow Fund)
December 31, 2007	(1.19)	25.70	8.15%	1.63%	1.22%		105%	44,825
December 31, 2006	3.79	26.89	30.54%	1.65%	1.52%		224%	45,365
December 31, 2005	(2.79)	23.10	(3.81)%	1.67%	1.03%		666%	12,920
December 31, 2004*	.89	25.89	8.65%	1.63%**	0.91	%**	907%	10,419
Inverse Dow 2x Strategy Fund (Formerly, Inverse Dynamic Dow Fund)
December 31, 2007	(4.55)	28.79	(8.99)%	1.66%	3.36%		—	11,885
December 31, 2006	(9.86)	33.34	(21.77)%	1.64%	3.61%		—	17,053
December 31, 2005	(.02)	43.20	1.63%	1.65%	1.67%		—	7,257
December 31, 2004*	(6.78)	43.22	(11.47)%	1.62%**	(0.09	)%**	—	3,184
Small-Cap Value Fund
December 31, 2007	(10.38)	18.22	(20.36)%	1.49%	0.66%		241%	9,710
December 31, 2006	2.93	28.60	19.21%	1.49%	0.64%		433%	34,124
December 31, 2005	(3.17)	25.67	3.64%	1.47%	(0.16)%		825%	19,035
December 31, 2004*	3.84	28.84	18.03%	1.46%**	0.07	%**	507%	47,274
Mid-Cap Value Fund
December 31, 2007	(1.54)	20.84	(4.85)%	1.49%	0.87%		358%	15,998
December 31, 2006	3.11	22.38	17.08%	1.49%	1.37%		307%	28,254
December 31, 2005	(7.81)	19.27	8.32%	1.48%	0.26%		1,133%	14,232
December 31, 2004*	2.08	27.08	15.20%	1.48%**	0.01	%**	1,173%	19,479
Large-Cap Value Fund
December 31, 2007	(6.41)	25.37	(5.37)%	1.49%	1.28%		307%	24,799
December 31, 2006	3.88	31.78	17.66%	1.50%	1.29%		401%	83,323
December 31, 2005	.22	27.90	4.19%	1.50%	0.77%		493%	24,547
December 31, 2004*	2.68	27.68	12.49%	1.45%**	0.69	%**	983%	11,144

  *  Since the commencement of operations: May 1, 2003—Inverse Government Long Bond Strategy Fund; May 3, 2004—Inverse Mid-Cap Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, and Large-Cap Growth Fund; October 27, 2006—Russell 2000® 2x Strategy Fund.

  **  Annualized

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

PROSPECTUS
121

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains on Investments	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Small-Cap Growth Fund
December 31, 2007	$29.92	$(.28)	$.30	$.02	$—	$(2.87)	$(2.87)	$(2.85)
December 31, 2006	28.64	(.31)	2.54	2.23	—	(.95)	(.95)	1.28
December 31, 2005	28.55	(.21)	2.00	1.79	—	(1.70)	(1.70)	.09
December 31, 2004*	25.00	(.17)	4.12	3.95	—	(.40)	(.40)	3.55
Mid-Cap Growth Fund
December 31, 2007	29.33	(.19)	2.69	2.50	—	(2.32)	(2.32)	.18
December 31, 2006	30.24	(.28)	1.26	.98	—	(1.89)	(1.89)	(.91)
December 31, 2005	27.13	(.20)	3.31	3.11	—	—	—	3.11
December 31, 2004*	25.00	(.13)	2.26	2.13	—	—	—	2.13
Large-Cap Growth Fund
December 31, 2007	26.68	(.16)	1.46	1.30	—	(.62)	(.62)	.68
December 31, 2006	25.69	(.17)	1.56	1.39	—	(.40)	(.40)	.99
December 31, 2005	25.75	(.01)	.47	.46	(.02)	(.50)	(.52)	(.06)
December 31, 2004*	25.00	.36	.71	1.07	(.15)	(.17)	(.32)	.75
U.S. Government Money Market Fund
December 31, 2007	1.00	.04	—	.04	(.04)	—	(.04)	—
December 31, 2006	1.00	.04	—	.04	(.04)	—	(.04)	—
December 31, 2005	1.00	.02	—	.02	(.02)	—	(.02)	—
December 31, 2004	1.00	— §	—	—	(— )§	—	(— )§	—
December 31, 2003	1.00	— §	—	—	(— )§	—	(— )§	—

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Small-Cap Growth Fund
December 31, 2007	$27.07	(0.11)%	1.49%	1.49%	(0.90)%		573%	$12,428
December 31, 2006	29.92	7.73%	1.49%	1.49%	(1.01)%		769%	23,300
December 31, 2005	28.64	6.20%	1.50%	1.50%	(0.72)%		737%	24,308
December 31, 2004*	28.55	15.82%	1.46%**	1.46%**	(0.93	)%**	733%	30,269
Mid-Cap Growth Fund
December 31, 2007	29.51	8.42%	1.48%	1.48%	(0.61)%		591%	25,940
December 31, 2006	29.33	3.13%	1.47%	1.47%	(0.90)%		462%	15,440
December 31, 2005	30.24	11.46%	1.52%	1.52%	(0.70)%		1,178%	53,035
December 31, 2004*	27.13	8.52%	1.46%**	1.46%**	(0.75	)%**	875%	20,702
Large-Cap Growth Fund
December 31, 2007	27.36	4.87%	1.48%	1.48%	(0.57)%		521%	36,275
December 31, 2006	26.68	5.40%	1.49%	1.49%	(0.66)%		612%	23,568
December 31, 2005	25.69	1.77%	1.52%	1.52%	(0.03)%		1,111%	22,538
December 31, 2004*	25.75	4.26%	1.46%**	1.46%**	2.12	%**	1,087%	20,012
U.S. Government Money Market Fund
December 31, 2007	1.00	3.90%	1.19%	1.19%	3.80%		—	277,346
December 31, 2006	1.00	3.82%	1.19%	1.19%	3.78%		—	208,148
December 31, 2005	1.00	2.00%	1.17%	1.17%	1.96%		—	185,365
December 31, 2004	1.00	0.23%	1.19%	1.10%	0.20%		—	167,678
December 31, 2003	1.00	0.01%	1.22%	1.11%	0.01%		—	232,493

  *  Since the commencement of operations: May 1, 2003—Inverse Government Long Bond Strategy Fund; May 3, 2004—Inverse Mid-Cap Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, and Large-Cap Growth Fund; October 27, 2006—Russell 2000® 2x Strategy Fund.

  **  Annualized

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

122

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Banking Fund
December 31, 2007	$32.44	$.56	$(9.32)	$(8.76)	$(0.88)	$—	$(0.88)
December 31, 2006	29.69	.44	2.89	3.33	(.58)	—	(.58)
December 31, 2005	36.29	.44	(1.52)	(1.08)	(.49)	(5.03)	(5.52)
December 31, 2004	32.50	.35	4.38	4.73	(.11)	(.83)	(.94)
December 31, 2003	24.95	.36	7.52	7.88	(.33)	—	(.33)
Basic Materials Fund
December 31, 2007	33.33	.11	11.21	11.32	(.05)	(2.94)	(2.99)
December 31, 2006	27.87	.32	5.90	6.22	(.31)	(.45)	(.76)
December 31, 2005	32.66	.12	.80	.92	(.13)	(5.58)	(5.71)
December 31, 2004	27.69	.09	5.58	5.67	(.01)	(.69)	(.70)
December 31, 2003	21.07	.04	6.59	6.63	(.01)	—	(.01)
Biotechnology Fund
December 31, 2007	20.66	(.26)	1.17	.91	—	—	—
December 31, 2006	21.37	(.32)	(.39)	(.71)	—	—	—
December 31, 2005	19.31	(.31)	2.37	2.06	—	—	—
December 31, 2004	19.10	(.29)	.50	.21	—	—	—
December 31, 2003	13.44	(.28)	5.94	5.66	—	—	—
Consumer Products Fund
December 31, 2007	36.55	.42	3.69	4.11	(.69)	(2.95)	(3.64)
December 31, 2006	31.63	.48	5.03	5.51	(.27)	(.32)	(.59)
December 31, 2005	32.95	.14	(.26)	(.12)	(.17)	(1.03)	(1.20)
December 31, 2004	29.39	.11	3.78	3.89	(.01)	(.32)	(.33)
December 31, 2003	24.36	.01	5.29	5.30	(.02)	(.25)	(.27)
Electronics Fund
December 31, 2007	14.02	(.11)	(.24)	(.35)	—	—	—
December 31, 2006	13.68	(.15)	.49	.34	—	—	—
December 31, 2005	13.17	(.16)	.67	.51	—	—	—
December 31, 2004	16.88	(.20)	(3.51)	(3.71)	—	—	—
December 31, 2003	9.94	(.21)	7.15	6.94	—	—	—
Energy Fund
December 31, 2007	33.14	(.11)	11.01	10.90	—	(4.21)	(4.21)
December 31, 2006	39.20	(.13)	5.28	5.15	—	(11.21)	(11.21)
December 31, 2005	29.68	— §	11.44	11.44	(.01)	(1.91)	(1.92)
December 31, 2004	22.45	.01	7.23	7.24	(— )§	(.01)	(.01)
December 31, 2003	18.25	.01	4.19	4.20	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Banking Fund
December 31, 2007	$(9.64)	$22.80	(27.08)%	1.59%	1.85%	405%	$9,186
December 31, 2006	2.75	32.44	11.25%	1.59%	1.42%	259%	24,348
December 31, 2005	(6.60)	29.69	(2.77)%	1.58%	1.34%	532%	14,580
December 31, 2004	3.79	36.29	14.74%	1.59%	1.02%	884%	21,920
December 31, 2003	7.55	32.50	31.74%	1.65%	1.24%	1,268%	17,115
Basic Materials Fund
December 31, 2007	8.33	41.66	33.97%	1.58%	0.28%	244%	95,591
December 31, 2006	5.46	33.33	22.29%	1.60%	1.02%	225%	58,622
December 31, 2005	(4.79)	27.87	4.04%	1.57%	0.41%	364%	28,317
December 31, 2004	4.97	32.66	20.83%	1.59%	0.30%	725%	46,162
December 31, 2003	6.62	27.69	31.46%	1.67%	0.17%	1,175%	44,561
Biotechnology Fund
December 31, 2007	.91	21.57	4.40%	1.59%	(1.20)%	660%	13,927
December 31, 2006	(.71)	20.66	(3.32)%	1.59%	(1.48)%	379%	10,754
December 31, 2005	2.06	21.37	10.67%	1.66%	(1.59)%	652%	36,086
December 31, 2004	.21	19.31	1.10%	1.59%	(1.51)%	1,169%	6,588
December 31, 2003	5.66	19.10	42.11%	1.64%	(1.61)%	1,475%	12,557
Consumer Products Fund
December 31, 2007	.47	37.02	11.08%	1.59%	1.10%	260%	40,847
December 31, 2006	4.92	36.55	17.42%	1.59%	1.41%	219%	43,007
December 31, 2005	(1.32)	31.63	(0.40)%	1.58%	0.42%	357%	22,177
December 31, 2004	3.56	32.95	13.30%	1.59%	0.36%	730%	24,433
December 31, 2003	5.03	29.39	21.86%	1.63%	0.12%	936%	8,818
Electronics Fund
December 31, 2007	(.35)	13.67	(2.50)%	1.59%	(0.73)%	1,009%	2,943
December 31, 2006	.34	14.02	2.49%	1.59%	(1.02)%	477%	3,856
December 31, 2005	.51	13.68	3.87%	1.62%	(1.24)%	1,136%	8,306
December 31, 2004	(3.71)	13.17	(21.98)%	1.59%	(1.34)%	1,325%	12,289
December 31, 2003	6.94	16.88	69.82%	1.65%	(1.51)%	1,264%	27,918
Energy Fund
December 31, 2007	6.69	39.83	33.22%	1.58%	(0.27)%	217%	101,458
December 31, 2006	(6.06)	33.14	11.93%	1.59%	(0.31)%	146%	70,190
December 31, 2005	9.52	39.20	38.54%	1.59%	(0.01)%	351%	83,437
December 31, 2004	7.23	29.68	32.27%	1.58%	0.04%	542%	60,501
December 31, 2003	4.20	22.45	23.01%	1.66%	0.04%	1,225%	31,832

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

PROSPECTUS
123

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Energy Services Fund
December 31, 2007	$29.79	$(.34)	$11.37	$11.03	$—	$(2.15)	$(2.15)
December 31, 2006	30.92	(.37)	4.01	3.64	—	(4.77)	(4.77)
December 31, 2005	20.85	(.30)	10.37	10.07	—	—	—
December 31, 2004	15.59	(.22)	5.48	5.26	—	—	—
December 31, 2003	14.38	(.16)	1.37	1.21	—	—	—
Financial Services Fund
December 31, 2007	32.18	.28	(6.23)	(5.95)	(.66)	(3.61)	(4.27)
December 31, 2006	29.10	.26	4.59	4.85	(.39)	(1.38)	(1.77)
December 31, 2005	30.38	.28	.67	.95	(.25)	(1.98)	(2.23)
December 31, 2004	26.00	.23	4.21	4.44	(.06)	—	(.06)
December 31, 2003	20.19	.14	5.70	5.84	(.03)	—	(.03)
Health Care Fund
December 31, 2007	28.41	(.01)	1.73	1.72	—	(.52)	(.52)
December 31, 2006	28.17	(.15)	1.59	1.44	—	(1.20)	(1.20)
December 31, 2005	25.46	(.16)	2.87	2.71	—	—	—
December 31, 2004	24.28	(.16)	1.65	1.49	—	(.31)	(.31)
December 31, 2003	18.71	(.19)	5.76	5.57	—	—	—
Internet Fund
December 31, 2007	16.17	(.05)	1.73	1.68	—	—	—
December 31, 2006	14.74	(.21)	1.64	1.43	—	—	—
December 31, 2005	17.01	(.21)	(.13)	(.34)	—	(1.93)	(1.93)
December 31, 2004	14.68	(.23)	2.56	2.33	—	—	—
December 31, 2003	8.93	(.20)	5.95	5.75	—	—	—
Leisure Fund
December 31, 2007	26.19	(.04)	(.51)	(.55)	—	(4.42)	(4.42)
December 31, 2006	21.96	(.02)	5.17	5.15	—	(.92)	(.92)
December 31, 2005	25.39	(.19)	(1.03)	(1.22)	—	(2.21)	(2.21)
December 31, 2004	20.80	(.17)	5.07	4.90	—	(.31)	(.31)
December 31, 2003	15.42	(.08)	5.46	5.38	—	—	—
Precious Metals Fund
December 31, 2007	12.58	(.10)	2.56	2.46	—	—	—
December 31, 2006	10.36	(.03)	2.25	2.22	—	—	—
December 31, 2005	8.57	(.02)	1.81	1.79	—	—	—
December 31, 2004	9.99	(.05)	(1.37)	(1.42)	—	—	—
December 31, 2003	7.09	(.03)	2.93	2.90	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Energy Services Fund
December 31, 2007	$8.88	$38.67	37.10%	1.58%	(0.91)%	193%	$95,917
December 31, 2006	(1.13)	29.79	10.98%	1.59%	(1.08)%	184%	43,910
December 31, 2005	10.07	30.92	48.30%	1.61%	(1.17)%	317%	79,722
December 31, 2004	5.26	20.85	33.74%	1.58%	(1.19)%	808%	29,316
December 31, 2003	1.21	15.59	8.41%	1.65%	(1.13)%	2,691%	7,754
Financial Services Fund
December 31, 2007	(10.22)	21.96	(18.80)%	1.59%	0.90%	525%	17,508
December 31, 2006	3.08	32.18	16.73%	1.59%	0.83%	330%	50,190
December 31, 2005	(1.28)	29.10	3.38%	1.59%	0.94%	549%	36,839
December 31, 2004	4.38	30.38	17.12%	1.59%	0.84%	762%	45,180
December 31, 2003	5.81	26.00	28.92%	1.64%	0.61%	2,039%	15,581
Health Care Fund
December 31, 2007	1.20	29.61	6.02%	1.59%	(0.02)%	424%	37,521
December 31, 2006	.24	28.41	5.11%	1.59%	(0.52)%	251%	40,825
December 31, 2005	2.71	28.17	10.64%	1.60%	(0.62)%	330%	51,692
December 31, 2004	1.18	25.46	6.22%	1.59%	(0.67)%	629%	30,435
December 31, 2003	5.57	24.28	29.77%	1.64%	(0.88)%	1,222%	27,880
Internet Fund
December 31, 2007	1.68	17.85	10.39%	1.54%	(0.29)%	432%	24,937
December 31, 2006	1.43	16.17	9.70%	1.58%	(1.33)%	420%	9,381
December 31, 2005	(2.27)	14.74	(1.38)%	1.61%	(1.36)%	676%	20,959
December 31, 2004	2.33	17.01	15.87%	1.58%	(1.49)%	693%	36,922
December 31, 2003	5.75	14.68	64.39%	1.65%	(1.59)%	957%	25,101
Leisure Fund
December 31, 2007	(4.97)	21.22	(2.54)%	1.59%	(0.14)%	171%	15,311
December 31, 2006	4.23	26.19	23.47%	1.60%	(0.07)%	221%	37,699
December 31, 2005	(3.43)	21.96	(4.87)%	1.56%	(0.79)%	369%	13,961
December 31, 2004	4.59	25.39	23.86%	1.58%	(0.74)%	663%	51,755
December 31, 2003	5.38	20.80	34.89%	1.65%	(0.41)%	1,353%	30,016
Precious Metals Fund
December 31, 2007	2.46	15.04	19.55%	1.45%	(0.71)%	268%	91,613
December 31, 2006	2.22	12.58	21.43%	1.49%	(0.26)%	228%	62,910
December 31, 2005	1.79	10.36	20.89%	1.57%	(0.24)%	308%	68,241
December 31, 2004	(1.42)	8.57	(14.21)%	1.46%	(0.54)%	519%	35,043
December 31, 2003	2.90	9.99	40.90%	1.54%	(0.38)%	658%	44,606

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

124

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Retailing Fund
December 31, 2007	$29.78	$(.24)	$(2.95)	$(3.19)	$—	$(15.32)	$(15.32)
December 31, 2006	27.85	(.11)	2.92	2.81	—	(.88)	(.88)
December 31, 2005	26.65	(.25)	1.70	1.45	—	(.25)	(.25)
December 31, 2004	25.99	(.22)	2.62	2.40	—	(1.74)	(1.74)
December 31, 2003	19.29	(.25)	7.05	6.80	—	(.10)	(.10)
Technology Fund
December 31, 2007	14.74	(.15)	1.68	1.53	—	—	—
December 31, 2006	13.92	(.16)	.98	.82	—	—	—
December 31, 2005	13.50	(.16)	.58	.42	—	—	—
December 31, 2004	14.88	(.05)	.03	(.02)	—	(1.36)	(1.36)
December 31, 2003	9.92	(.18)	6.21	6.03	—	(1.07)	(1.07)
Telecommunications Fund
December 31, 2007	21.91	.05	1.97	2.02	(.04)	—	(.04)
December 31, 2006	18.81	.15	3.52	3.67	(.29)	(.28)	(.57)
December 31, 2005	20.53	.19	.06	.25	—	(1.97)	(1.97)
December 31, 2004	18.22	(.02)	2.33	2.31	—	—	—
December 31, 2003	13.63	(.03)	4.62	4.59	—	(— )§	(— )§
Transportation Fund
December 31, 2007	35.05	(.04)	(2.24)	(2.28)	—	(17.92)	(17.92)
December 31, 2006	32.64	(.24)	2.65	2.41	—	—	—
December 31, 2005	31.45	(.19)	2.64	2.45	—	(1.26)	(1.26)
December 31, 2004	25.97	(.20)	6.09	5.89	—	(.41)	(.41)
December 31, 2003	21.55	(.15)	4.57	4.42	—	—	—
Utilities Fund
December 31, 2007	22.38	.32	2.59	2.91	(.39)	(2.61)	(3.00)
December 31, 2006	19.09	.36	3.64	4.00	(.49)	(.22)	(.71)
December 31, 2005	17.34	.34	1.50	1.84	(.09)	—	(.09)
December 31, 2004	14.96	.33	2.24	2.57	(.19)	—	(.19)
December 31, 2003	12.24	.31	2.77	3.08	(.36)	—	(.36)

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Retailing Fund
December 31, 2007	$(18.51)	$11.27	(12.60)%	1.60%	(0.81)%	182%	$4,651
December 31, 2006	1.93	29.78	10.08%	1.59%	(0.37)%	227%	28,306
December 31, 2005	1.20	27.85	5.48%	1.58%	(0.90)%	421%	17,616
December 31, 2004	.66	26.65	10.06%	1.58%	(0.83)%	609%	20,800
December 31, 2003	6.70	25.99	35.27%	1.64%	(1.04)%	785%	15,149
Technology Fund
December 31, 2007	1.53	16.27	10.38%	1.56%	(0.91)%	584%	33,123
December 31, 2006	.82	14.74	5.89%	1.59%	(1.09)%	403%	23,215
December 31, 2005	.42	13.92	3.11%	1.62%	(1.21)%	541%	19,145
December 31, 2004	(1.38)	13.50	1.15%	1.58%	(0.36)%	767%	19,919
December 31, 2003	4.96	14.88	61.32%	1.64%	(1.39)%	1,302%	20,641
Telecommunications Fund
December 31, 2007	1.98	23.89	9.23%	1.58%	0.20%	295%	31,781
December 31, 2006	3.10	21.91	19.51%	1.59%	0.72%	264%	33,337
December 31, 2005	(1.72)	18.81	1.16%	1.60%	0.98%	362%	16,898
December 31, 2004	2.31	20.53	12.68%	1.58%	(0.08)%	809%	30,191
December 31, 2003	4.59	18.22	33.68%	1.64%	(0.19)%	974%	14,543
Transportation Fund
December 31, 2007	(20.20)	14.85	(8.75)%	1.60%	(0.12)%	284%	8,513
December 31, 2006	2.41	35.05	7.38%	1.59%	(0.68)%	249%	29,549
December 31, 2005	1.19	32.64	8.48%	1.58%	(0.63)%	258%	31,378
December 31, 2004	5.48	31.45	22.99%	1.57%	(0.71)%	473%	47,333
December 31, 2003	4.42	25.97	20.51%	1.64%	(0.65)%	1,045%	8,032
Utilities Fund
December 31, 2007	(.09)	22.29	12.86%	1.58%	1.32%	244%	65,532
December 31, 2006	3.29	22.38	20.96%	1.59%	1.73%	169%	71,719
December 31, 2005	1.75	19.09	10.56%	1.60%	1.80%	342%	39,943
December 31, 2004	2.38	17.34	17.31%	1.57%	2.06%	904%	21,902
December 31, 2003	2.72	14.96	25.40%	1.62%	2.29%	1,491%	13,430

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

PROSPECTUS
125

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Multi-Cap Core Equity Fund
December 31, 2007	$28.60	$.16	$(1.63)	$(1.47)	$(.17)	$(2.32)	$(2.49)	$(3.96)
December 31, 2006	25.04	.08	3.52	3.60	(.01)	(.03)	(.04)	3.56
December 31, 2005*	25.00	.01	.03	.04	—	—	—	.04
Sector Rotation Fund
December 31, 2007	13.47	(.02)	3.10	3.08	—	(1.22)	(1.22)	1.86
December 31, 2006	12.68	(.02)	1.48	1.46	—	(.67)	(.67)	.79
December 31, 2005	11.16	(.02)	1.54	1.52	—	—	—	1.52
December 31, 2004	10.08	(.05)	1.13	1.08	—	—	—	1.08
December 31, 2003	7.76	(.07)	2.39	2.32	—	—	—	2.32
Absolute Return Strategies Fund
December 31, 2007	26.20	.74	.27	1.01	(1.00)	(.26)	(1.26)	(.25)
December 31, 2006	25.20	.80	.87	1.67	(.30)	(.37)	(.67)	1.00
December 31, 2005*	25.00	.05	.15	.20	—	—	—	.20
Commodities Strategy Fund
December 31, 2007	18.15	.71	4.92	5.63	—	—	—	5.63
December 31, 2006	22.10	.50	(4.45)	(3.95)	—	—	—	(3.95)
December 31, 2005*	25.00	.14	(2.98)	(2.84)	(.06)	—	(.06)	(2.90)
Hedged Equity Fund
December 31, 2007	26.34	.88	(.03)	.85	(1.25)	(.40)	(1.65)	(.80)
December 31, 2006	25.21	.84	1.23	2.07	(.33)	(.61)	(.94)	1.13
December 31, 2005*	25.00	.04	.20	.24	(.03)	—	(.03)	.21
Real Estate Fund
December 31, 2007	50.25	.63	(10.02)	(9.39)	(1.09)	(5.42)	(6.51)	(15.90)
December 31, 2006	40.30	.72	11.68	12.40	(.83)	(1.62)	(2.45)	9.95
December 31, 2005	38.02	.71	2.01	2.72	(.44)	—	(.44)	2.28
December 31, 2004	30.25	1.02	7.79	8.81	(.14)	(.90)	(1.04)	7.77
December 31, 2003	24.96	.94	6.62	7.56	(.85)	(1.42)	(2.27)	5.29
Strenghthening Dollar 2x Strategy Fund (Formerly, Dynamic Strengthening Dollar Fund)
December 31, 2007	22.59	.70	(3.16)	(2.46)	—	—	—	(2.46)
December 31, 2006	25.62	.79	(3.51)	(2.72)	(.31)	—	(.31)	(3.03)
December 31, 2005*	25.00	.14	.65	.79	(.17)	—	(.17)	.62
Weakening Dollar 2x Strategy Fund (Formerly, Dynamic Weakening Dollar Fund)
December 31, 2007	27.51	.89	4.15	5.04	(3.95)	—	(3.95)	1.09
December 31, 2006	24.31	.93	3.14	4.07	(.86)	(.01)	(.87)	3.20
December 31, 2005*	25.00	.15	(.78)	(.63)	(.06)	—	(.06)	(.69)

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return†††	Total Expenses	Net Expenses	Operating Expenses		Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Multi-Cap Core Equity Fund
December 31, 2007	$24.64	(5.26)%	1.27%	1.27%	1.27%		0.55%	245%	$6,260
December 31, 2006	28.60	14.36%	1.43%	1.43%	1.43%		0.29%	171%	8,358
December 31, 2005*	25.04	0.16%	1.67%**	1.67%**	1.67	%**	0.33%**	8%	2,860
Sector Rotation Fund
December 31, 2007	15.33	22.75%	1.61%	1.61%	1.61%		(0.15)%	277%	130,166
December 31, 2006	13.47	11.47%	1.64%	1.64%	1.64%		(0.16)%	353%	87,673
December 31, 2005	12.68	13.62%	1.70%	1.70%	1.70%		(0.20)%	281%	61,834
December 31, 2004	11.16	10.71%	1.63%	1.63%	1.63%		(0.52)%	333%	27,747
December 31, 2003	10.08	29.97%	1.70%	1.70%	1.70%		(0.78)%	401%	20,594
Absolute Return Strategies Fund
December 31, 2007	25.95	3.84%	1.69%	1.69%	1.17	%††	2.72%	421%	31,437
December 31, 2006	26.20	6.64%	1.70%	1.70%	1.16	%††	3.08%	309%	22,557
December 31, 2005*	25.20	0.80%	1.45%**	1.45%**	1.20	%**††	2.28%**	19%	3,323
Commodities Strategy Fund
December 31, 2007	23.78	31.02%	1.48%	1.28%	1.28%		3.52%	346%	43,624
December 31, 2006	18.15	(17.87)%	1.50%	1.31%	1.31%		2.34%	109%	20,269
December 31, 2005*	22.10	(11.34)%	1.64%**	1.64%**	1.64	%**	2.41%**	—	28,187
Hedged Equity Fund
December 31, 2007	25.54	3.16%	1.81%	1.81%	1.18	%††	3.25%	413%	10,509
December 31, 2006	26.34	8.20%	1.93%	1.93%	1.15	%††	3.21%	360%	13,337
December 31, 2005*	25.21	0.94%	1.96%**	1.96%**	1.19	%**††	1.62%**	10%	3,376
Real Estate Fund
December 31, 2007	34.35	(19.12)%	1.60%	1.60%	1.60%		1.28%	226%	31,757
December 31, 2006	50.25	30.72%	1.60%	1.60%	1.60%		1.54%	532%	83,181
December 31, 2005	40.30	7.15%	1.59%	1.59%	1.59%		1.84%	774%	29,074
December 31, 2004	38.02	29.54%	1.59%	1.59%	1.59%		3.06%	1,139%	26,915
December 31, 2003	30.25	30.31%	1.64%	1.64%	1.64%		3.26%	1,478%	12,183
Strenghthening Dollar 2x Strategy Fund (Formerly, Dynamic Strengthening Dollar Fund)
December 31, 2007	20.13	(10.89)%	1.61%	1.61%	1.61%		3.26%	—	4,006
December 31, 2006	22.59	(10.63)%	1.65%	1.65%	1.65%		3.33%	—	3,067
December 31, 2005*	25.62	3.16%	1.78%**	1.78%**	1.78	%**	2.11%**	—	1,250
Weakening Dollar 2x Strategy Fund (Formerly, Dynamic Weakening Dollar Fund)
December 31, 2007	28.60	18.12%	1.64%	1.64%	1.64%		3.02%	—	13,579
December 31, 2006	27.51	16.72%	1.65%	1.65%	1.65%		3.46%	—	11,155
December 31, 2005*	24.31	(2.53)%	1.76%**	1.76%**	1.76	%**	2.28%**	—	2,954

  *  Since the commencement of operations: September 30, 2005—Commodities Strategy Fund, Strenthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund; November 29, 2005—Absolute Return Strategies Fund, Hedged Equity Fund, and Multi-Cap Core Equity Fund.

  **  Annualized

  †  Calculated using the average daily shares outstanding for the year.

  ††  Operating Expenses exclude short dividends expense.

  †††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

126

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income†	Net Realized and Unrealized Gains on Investments	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income§	Distributions from Net Realized Gains§	Total Distributions
Essential Portfolio Conservative Fund
December 31, 2007	$25.09	$.61	$1.00	$1.61	$(.33)	$(.69)	$(1.02)
December 31, 2006*	25.00	.45	(.02)	.43	(.33)	(.01)	(.34)
Essential Portfolio Moderate Fund
December 31, 2007	25.01	.36	1.27	1.63	(.22)	(.46)	(.68)
December 31, 2006*	25.00	1.35	(.61)	.74	(.72)	(.01)	(.73)
Essential Portfolio Aggressive Fund
December 31, 2007	24.48	.29	1.32	1.61	(.17)	(.71)	(.88)
December 31, 2006*	25.00	1.85	(1.10)	.75	(1.24)	(.03)	(1.27)

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses†††	Net Investment Income		Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Essential Portfolio Conservative Fund
December 31, 2007	$.59	$25.68	6.45%	0.03%	2.33%		395%	$5,439
December 31, 2006*	.09	25.09	1.71%	—	9.77	%**	18%	432
Essential Portfolio Moderate Fund
December 31, 2007	.95	25.96	6.56%	0.01%	1.36%		269%	14,285
December 31, 2006*	.01	25.01	2.98%	—	28.35	%**	20%	3,508
Essential Portfolio Aggressive Fund
December 31, 2007	.73	25.21	6.64%	0.01%	1.12%		300%	6,874
December 31, 2006*	(.52)	24.48	3.02%	—	39.87	%**	34%	542

  *  Since the commencement of operations: October 27, 2006.

  **  Income ratios for the year ended December 31, 2006 were calculated for an abbreviated time frame and are not indicative of future class performance, and are annualized.

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  †††  Does not include expenses of the underlying funds in which the Funds invest.

  §  For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

PROSPECTUS
127

INDEX PUBLISHERS INFORMATION

Standard & Poor's

The S&P 500 2x Strategy, Inverse S&P 500 Strategy, Mid-Cap 1.5x Strategy, Nova, Large-Cap Growth, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Growth, Small-Cap Value and Commodities Strategy Funds (the "Rydex S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") or Citigroup Global Markets, Inc. ("Citigroup"). Neither S&P nor Citigroup makes any representation, condition, warranty, express or implied, to the owners of the Rydex S&P Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex S&P Funds particularly or the ability of the S&P 500® Index, S&P MidCap 400® Index, S&P 500/Citigroup Pure Growth Index, S&P 500/Citigroup Pure Value Index, S&P MidCap 400/Citigroup Pure Growth Index, S&P MidCap 400/Citigroup Pure Value Index, S&P SmallCap 600/Citigroup Pure Growth Index, S&P SmallCap 600/Citigroup Pure Value Index and S&P GSCITM Commodity Index (the "S&P Indices") to track general stock market performance. S&P's and Citigroup's only relationship to Rydex Investments ("Licensee") is the licensing of certain of their trademarks and of the S&P Indices which are determined, composed and calculated by S&P without regard to Licensee or the Rydex S&P Funds. S&P and Citigroup have no obligation to take the needs of Licensee or the owners of the Rydex S&P Funds into consideration in determining, composing or calculating the S&P Indices. Neither S&P nor Citigroup are responsible for and have not participated in the determination of the prices and amount of the Rydex S&P Funds or the timing of the issuance or sale of the Rydex S&P Funds or in the determination or calculation of the equation by which the Rydex S&P Funds are to be converted into cash. S&P and Citigroup have no obligation or liability in connection with the administration, marketing, or trading of the Rydex S&P Funds.

S&P and Citigroup do not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein and S&P and Citigroup shall have no liability for any errors, omissions, or interruptions therein. S&P and Citigroup make no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Rydex S&P Funds, or any other person or entity from the use of the S&P Indices or any data included therein. S&P and Citigroup make no express or implied warranties or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P or Citigroup have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

Dow Jones

STOXX and Dow Jones have no relationship to Rydex Investments, other than the licensing of the Dow Jones Industrial AverageSM (DJIA) and the Dow Jones STOXX Index (the "Rydex Dow Jones Indices") and the related trademarks for use in connection with the Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund and Europe 1.25x Strategy Fund (the "Rydex Dow Jones Funds"). "Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM," and "STOXX," are service marks of Dow Jones & Company, Inc.

STOXX and Dow Jones do not:

• Sponsor, endorse, sell or promote the Rydex Dow Jones Funds.

• Recommend that any person invest in the Rydex Dow Jones Funds or any other securities.

• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Rydex Dow Jones Funds.

• Have any responsibility or liability for the administration, management or marketing of the Rydex Dow Jones Funds.

• Consider the needs of the Dow Jones Funds or the owners of the Rydex Dow Jones Funds in determining, composing or calculating the relevant index or have any obligation to do so.

STOXX and Dow Jones will not have any liability in connection with the Rydex Dow Jones Funds. Specifically:

• STOXX and Dow Jones do not make any warranty, expressed or implied, and Dow Jones disclaims and warranty about:

• The results to be obtained by the Rydex Dow Jones Funds, the owner of the Rydex Dow Jones Funds, or any other person in connection with the use of the Dow Jones Indices and the data included in the Dow Jones Indices;

• The accuracy or completeness of the Dow Jones Indices and their data;

128

• The merchantability and the fitness for a particular purpose or use of the Dow Jones Indices and their data;

• STOXX and Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Jones Indices or their data;

• Under no circumstances will STOXX or Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or Dow Jones knows that they might occur.

The licensing agreement between Rydex Investments and STOXX and Dow Jones is solely for their benefit and not for the benefit of the owners of the Rydex Dow Jones Funds or any other third parties.

NASDAQ OMX Group, Inc.

The NASDAQ-100® 2x Strategy, Inverse NASDAQ-100® Strategy, and NASDAQ-100® Funds (the "Rydex NASDAQ Funds") are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Rydex NASDAQ Funds. The Corporations make no representation or warranty, express or implied to the owners of the Rydex NASDAQ Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex NASDAQ Funds particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance. The Corporations' only relationship to Rydex Investments ("Licensee") is in the licensing of the NASDAQ®, NASDAQ-100®, NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by the Corporations without regard to Licensee or the Rydex NASDAQ Funds. The Corporations have no obligation to take the needs of the Licensee or the owners of the Rydex NASDAQ Funds into consideration in determining, composing or calculating the NASDAQ-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Rydex NASDAQ Funds to be issued or in the determination or calculation of the equation by which the Rydex NASDAQ Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Rydex NASDAQ Funds.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the NASDAQ-100 Index® or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the Rydex NASDAQ Funds, or any other person or entity from the use of the NASDAQ-100 Index® or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the NASDAQ-100 Index® or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of such damages.

Frank Russell Company

The Russell 2000® 2x Strategy, Inverse Russell 2000® Strategy, and Russell 2000® 1.5x Strategy Funds (the "Rydex Russell Funds") are not sponsored or endorsed by, nor in any way affiliated with Frank Russell Company ("Russell"). Russell is not responsible for and has not reviewed the Russell Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000® Index (the "Russell Index") which is a trademark/service mark of Russell. Russell has no obligation to take the needs of any of the Rydex Russell Funds or their participants or any other product or person into consideration in determining, composing or calculating the Russell Index.

Russell's publication of the Russell Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Index is based.

Russell makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell Index or any data included in the Russell Index. Russell makes no representation, warranty or guarantee regarding the use, or the results of use, of the Russell Index or any data included therein, or any security (or combination thereof) comprising the Russell Index. Russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell Index or any data or any security (or combination thereof) included therein.

Russell® is a trademark of the Frank Russell Company.

PROSPECTUS
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ICE Futures U.S., Inc.

The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds (the "Products") are not sponsored, endorsed, sold or promoted by ICE Futures U.S., Inc. ("ICE Futures"). ICE Futures makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the U.S. Dollar Index®, to track market performance of either Product. ICE Futures' only relationship to Rydex Investments ("Licensee") is the licensing of certain names and marks and of the U.S. Dollar Index®, which is determined, composed and calculated without regard to the Licensee or the Products. ICE Futures has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing or calculating the U.S. Dollar Index®. ICE Futures is not responsible for and has not participated in any determination or calculation made with respect to the issuance or redemption of interests in the Products. ICE Futures has no obligation or liability in connection with the administration, purchase, sale marketing, promotion or trading of the Products.

Ice Futures does not guarantee the accuracy and/or the completeness of the U.S. Dollar Index® or any data included therein. Ice Futures makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Products, or any other person or entity from the use of the U.S. Dollar Index® or any data included therein in connection with the rights licensed hereunder, in connection with the purchase, sale or trading of any Product, or for any other use. Ice Futures makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the U.S. Dollar Index® or nay data included therein. Without limiting any of the foregoing, in no event shall Ice Futures have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

More information about the Index Publishers is located in the SAI.

130

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2008. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the Annual and Semi-Annual Reports. Also, in the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available primarily for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds' SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Rydex Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

PROSPECTUS
BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

VTJN-1-0408x0409

THE RYDEX VARIABLE TRUST PROSPECTUS

MAY 1, 2008

DOMESTIC EQUITY FUNDS

NASDAQ-100® (FORMERLY, OTC)

SECTOR ROTATION

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

DOMESTIC EQUITY FUNDS

5	NASDAQ-100® FUND

6	SECTOR ROTATION FUND

7	PRINCIPAL RISKS OF INVESTING IN THE FUNDS

8	DESCRIPTIONS OF PRINCIPAL RISKS

11	FUND PERFORMANCE

12	FUND FEES AND EXPENSES

13	MORE INFORMATION ABOUT THE FUNDS

13	BENCHMARK AND INVESTMENT METHODOLOGY

13	PURCHASING AND REDEEMING SHARES

15	DIVIDENDS, DISTRIBUTIONS, AND TAXES

15	MANAGEMENT OF THE FUNDS

17	FINANCIAL HIGHLIGHTS

18	INDEX PUBLISHER INFORMATION

BC	ADDITIONAL INFORMATION

2

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios ("funds") that are grouped into several categories according to each fund's investment strategy. This Prospectus describes shares of the NASDAQ-100® and Sector Rotation Funds (the "Funds"). The Funds are advised by PADCO Advisors II, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

Shares of the Funds are available primarily for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

PROSPECTUS
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4

NASDAQ-100® FUND
  (FORMERLY, OTC FUND)

FUND INFORMATION

FUND OBJECTIVE

The NASDAQ-100® Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The NASDAQ-100® Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, including ADRs, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The NASDAQ-100® Fund is appropriate for investors who expect the NASDAQ-100 Index® to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index® goes down.

PRINCIPAL RISKS

The NASDAQ-100® Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk	• Large-Capitalization Securities Risk • Market Risk • Non-Diversification Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 8 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
5

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Sector Rotation Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on several measures of momentum including price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, including small and mid-capitalization securities, such as U.S. traded common stocks and ADRs, but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Sector Rotation Fund is appropriate for investors who seek to gain exposure to market sectors and industries that display superior performance. These investors must also be willing to bear the risk of losses in the event of a broad market decline.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Investment Style Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 8 for a discussion of each of the principal risks that apply to the Fund.

6

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

	NASDAQ- 100®	SECTOR ROTATION
ACTIVE TRADING RISK	X
COUNTERPARTY CREDIT RISK	X	X
DEPOSITARY RECEIPT RISK	X	X
DERIVATIVES RISK	X	X
EARLY CLOSING RISK	X	X
INDUSTRY CONCENTRATION RISK	X
INVESTMENT STYLE RISK		X
LARGE-CAPITALIZATION SECURITIES RISK	X
MARKET RISK	X	X
MID-CAPITALIZATION SECURITIES RISK		X
NON-DIVERSIFICATION RISK	X	X
PORTFOLIO TURNOVER RISK		X
SHORT SALES RISK		X
SMALL-CAPITALIZATION SECURITIES RISK		X
TECHNOLOGY SECTOR CONCENTRATION RISK	X
TRACKING ERROR RISK	X
TRADING HALT RISK	X	X

PROSPECTUS
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DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK – A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK – The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

• The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

• Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

8

EARLY CLOSING RISK – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

INDUSTRY CONCENTRATION RISK – The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INVESTMENT STYLE RISK – The Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

LARGE-CAPITALIZATION SECURITIES RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK – The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Sector Rotation Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

MID-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK – The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK – Short sales are transactions in which the Fund sell a security they do not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

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SMALL-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TECHNOLOGY SECTOR CONCENTRATION RISK – The Fund is subject to the risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

TRACKING ERROR RISK – Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.

In addition, the Fund, which seeks to track its benchmark on a daily basis, is subject to mathematical compounding which may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK – The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

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FUND PERFORMANCE

The following bar charts show the performance of shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how a Fund will perform in the future.

NASDAQ-100® FUND

Highest Quarter Return (quarter ended 12/31/1999)	53.10%	Lowest Quarter Return (quarter ended 9/30/2001)	-37.14%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
NASDAQ-100® Fund	17.82%	14.91%	6.15%
Nasdaq-100 Index®1	19.24%	16.62%	7.96%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. Returns reflect no deduction for fees, expenses, or taxes.

SECTOR ROTATION FUND

Highest Quarter Return (quarter ended 6/30/2003)	14.70%	Lowest Quarter Return (quarter ended 6/30/2006)	-6.08%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/01/2002)
Sector Rotation Fund	22.75%	17.46%	10.21%
S&P 500® Index[1]	5.49%	12.83%	7.40%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

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FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUNDS SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLES AND EXAMPLES DO NO REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLES AND EXAMPLES WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

	NASDAQ-100® FUND	SECTOR ROTATION FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE
OTHER EXPENSES	0.76%	0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.51%	1.61%

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
NASDAQ-100®	$154	$477	$824	$1,802
SECTOR ROTATION	$164	$508	$876	$1,911

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MORE INFORMATION ABOUT THE FUNDS:
BENCHMARK AND INVESTMENT METHODOLOGY

BENCHMARK INFORMATION

The NASDAQ-100® Fund seeks to provide investment results that correspond to the performance of a specific benchmark on a daily basis.

The Fund's current benchmark is set forth below:

FUND	BENCHMARK
NASDAQ-100® FUND	NASDAQ-100 INDEX®

A BRIEF GUIDE TO THE UNDERLYING INDEX

NASDAQ-100 INDEX®. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. As of December 31, 2007, the NASDAQ-100 Index® included companies with a capitalization range of $2.9 billion to $333 billion.

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective.

NASDAQ-100® FUND. The Advisor's primary objective for the Fund is to correlate with the performance of the index underlying its benchmark. The Advisor uses quantitative methods to construct a portfolio that correlates highly with the Fund's benchmark. Statistical techniques are then used to determine the optimal mix of assets for the Fund. The Advisor places particular emphasis on controlling risk relative to the Fund's benchmark or market sector in order to maintain consistency and predictability.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2,000 securities are eligible for purchase from the industry buy lists. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of volatility in the top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Ordinarily, investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of each Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Because the NASDAQ-100® Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Fund's Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Fund come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that

PROSPECTUS
13

investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Sector Rotation Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Fund is sold primarily, directly and indirectly, through variable annuity and variable life insurance products, the Fund expects that all shares of the Fund will be owned, directly and indirectly, on an omnibus by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Fund's ability to prevent frequent trading of the Fund will be solely dependent on the ability and willingness of the various insurance companies to assist in its prevention. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). Each insurance company may have different rules about the timing and processing of transaction orders. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

14

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors II, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2007, based on the average daily net assets for each Fund, as set forth beow:

FUND	ADVISORY FEE
NASDAQ-100® FUND	0.75%
SECTOR ROTATION FUND	0.90%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Trust's Annual Report to Shareholders, which covers the period January 1, 2007 to December 31, 2007.

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PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. In addition to Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

Michael P. Byrum, CFA, President and CIO of Rydex Investments – As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Director of Alternative Investment Strategies – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Senior Portfolio Manager – Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Douglas Holmes, CFA, Director of Stock Selection and Asset Allocation – As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2007 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2007 Annual Report is incorporated by reference in the SAI.

												RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	$15.39	$.03	$2.71	$2.74	$(.01)	$—	$—	$(.01)	$2.73	$18.12	17.82%	1.51%	0.18%	110%	$82,492
December 31, 2006	14.55	(.07)	.91	.84	—	—	—	—	.84	15.39	5.77%	1.49%	(0.50)%	152%	72,871
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—	.16	14.55	1.11%	1.50%	(0.68)%	294%	102,487
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—	1.23	14.39	9.35%	1.47%	(0.17)%	418%	191,476
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—	4.11	13.16	45.41%	1.53%	(1.20)%	482%	127,836

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

											RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return†††	Total Expenses	Net Expenses	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Sector Rotation Fund
December 31, 2007	$13.47	$(.02)	$3.10	$3.08	$—	$(1.22)	$(1.22)	$1.86	$15.33	22.75%	1.61%	1.61%	1.61%	(0.15)%	277%	$130,166
December 31, 2006	12.68	(.02)	1.48	1.46	—	(.67)	(.67)	.79	13.47	11.47%	1.64%	1.64%	1.64%	(0.16)%	353%	87,673
December 31, 2005	11.16	(.02)	1.54	1.52	—	—	—	1.52	12.68	13.62%	1.70%	1.70%	1.70%	(0.20)%	281%	61,834
December 31, 2004	10.08	(.05)	1.13	1.08	—	—	—	1.08	11.16	10.71%	1.63%	1.63%	1.63%	(0.52)%	333%	27,747
December 31, 2003	7.76	(.07)	2.39	2.32	—	—	—	2.32	10.08	29.97%	1.70%	1.70%	1.70%	(0.78)%	401%	20,594

  †  Calculated using the average daily shares outstanding for the year.

  †††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

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INDEX PUBLISHER INFORMATION

NASDAQ OMX Group, Inc.

The NASDAQ-100® Fund (the "Rydex NASDAQ Fund") is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Rydex NASDAQ Fund. The Corporations make no representation or warranty, express or implied to the owners of the Rydex NASDAQ Fund or any member of the public regarding the advisability of investing in securities generally or in the Rydex NASDAQ Fund particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance. The Corporations' only relationship to Rydex Investments ("Licensee") is in the licensing of the NASDAQ®, NASDAQ-100®, and NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by the Corporations without regard to Licensee or the Rydex NASDAQ Fund. The Corporations have no obligation to take the needs of the Licensee or the owners of the Rydex NASDAQ Fund into consideration in determining, composing or calculating the NASDAQ-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Rydex NASDAQ Fund to be issued or in the determination or calculation of the equation by which the Rydex NASDAQ Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Rydex NASDAQ Fund.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the NASDAQ-100 Index® or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the Rydex NASDAQ Fund, or any other person or entity from the use of the NASDAQ-100 Index® or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the NASDAQ-100 Index® or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of such damages.

More information about the Index Publisher is located in the SAI.

18

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2008. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the Annual and Semi-Annual Reports. Also, in the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available primarily for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds' SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Rydex Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

PROSPECTUS
BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

VTAT-1-0408x0409

DOMESTIC EQUITY FUNDS

INVERSE NASDAQ-100® STRATEGY
(FORMERLY, INVERSE OTC STRATEGY)

INVERSE S&P 500 STRATEGY
(FORMERLY, INVERSE S&P 500)

NOVA

NASDAQ-100® (FORMERLY, OTC)

SECTOR ROTATION

THE RYDEX VARIABLE TRUST PROSPECTUS

MAY 1, 2008

FIXED INCOME FUNDS

GOVERNMENT LONG BOND 1.2X STRATEGY (FORMERLY, GOVERNMENT
LONG BOND ADVANTAGE)

INVERSE GOVERNMENT LONG BOND STRATEGY (FORMERLY, INVERSE
GOVERNMENT LONG BOND)

MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

DOMESTIC EQUITY FUNDS

5	INVERSE NASDAQ-100® STRATEGY FUND

6	INVERSE S&P 500 STRATEGY FUND

7	NOVA FUND

8	NASDAQ-100® FUND

9	SECTOR ROTATION FUND

FIXED INCOME FUNDS

10	GOVERNMENT LONG BOND 1.2X STRATEGY FUND

11	INVERSE GOVERNMENT LONG BOND STRATEGY FUND

MONEY MARKET FUND

12	U.S. GOVERNMENT MONEY MARKET FUND

13	PRINCIPAL RISKS OF INVESTING IN THE FUNDS

14	DESCRIPTIONS OF PRINCIPAL RISKS

18	FUND PERFORMANCE

21	FUND FEES AND EXPENSES

22	MORE INFORMATION ABOUT THE FUNDS

22	BENCHMARKS AND INVESTMENT METHODOLOGY

25	PURCHASING AND REDEEMING SHARES

27	DIVIDENDS, DISTRIBUTIONS, AND TAXES

27	MANAGEMENT OF THE FUNDS

29	FINANCIAL HIGHLIGHTS

31	INDEX PUBLISHERS INFORMATION

BC	ADDITIONAL INFORMATION

2

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

FIXED INCOME FUNDS

MONEY MARKET FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios ("funds") that are grouped into several categories according to each fund's investment strategy. This Prospectus describes shares of the following funds (the "Funds") which are grouped into the following categories:

DOMESTIC EQUITY FUNDS – Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, NASDAQ-100® Fund, and Sector Rotation Fund

FIXED INCOME FUNDS – Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund

MONEY MARKET FUND – U.S. Government Money Market Fund

The Funds are advised by PADCO Advisors II, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

Shares of the Funds are available primarily for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

PROSPECTUS
3

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4

INVERSE NASDAQ-100® STRATEGY FUND
  (FORMERLY, INVERSE OTC STRATEGY FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse NASDAQ-100® Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse NASDAQ-100® Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and stock indices, and swap agreements. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund may also invest in ADRs to gain inverse exposure to the underlying index. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse NASDAQ-100® Strategy Fund is appropriate for investors who expect the NASDAQ-100 Index® to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index® goes up.

PRINCIPAL RISKS

The Inverse NASDAQ-100® Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 14 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
5

INVERSE S&P 500 STRATEGY FUND
  (FORMERLY, INVERSE S&P 500 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse S&P 500 Strategy Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY
Unlike a traditional index fund, the Inverse S&P 500 Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and stock indices, and swap agreements. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse S&P 500 Strategy Fund is appropriate for investors who expect the S&P 500 Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500 Index goes up.

PRINCIPAL RISKS

The Inverse S&P 500 Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 14 for a discussion of each of the principal risks that apply to the Fund.

6

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Nova Fund invests to a significant extent in leveraged derivative instruments, such as futures contracts, and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Nova Fund is appropriate for investors who expect the S&P 500 Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.

PRINCIPAL RISKS

The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 14 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
7

NASDAQ-100® FUND
  (FORMERLY, OTC FUND)

FUND INFORMATION

FUND OBJECTIVE

The NASDAQ-100® Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The NASDAQ-100® Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, including ADRs, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The NASDAQ-100® Fund is appropriate for investors who expect the NASDAQ-100 Index® to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index® goes down.

PRINCIPAL RISKS

The NASDAQ-100® Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk	• Large-Capitalization Securities Risk • Market Risk • Non-Diversification Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 14 for a discussion of each of the principal risks that apply to the Fund.

8

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Sector Rotation Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on several measures of momentum including price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, including small and mid-capitalization securities, such as U.S. traded common stocks and ADRs, but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Sector Rotation Fund is appropriate for investors who seek to gain exposure to market sectors and industries that display superior performance. These investors must also be willing to bear the risk of losses in the event of a broad market decline.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Investment Style Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 14 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
9

GOVERNMENT LONG BOND 1.2X STRATEGY FUND
  (FORMERLY, GOVERNMENT LONG BOND ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Government Long Bond 1.2x Strategy Fund invests principally in U.S. Government securities and in leveraged derivative instruments, such as certain futures and options contracts and swap agreements. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize its derivative positions. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Government Long Bond 1.2x Strategy Fund is appropriate for investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

PRINCIPAL RISKS

The Government Long Bond 1.2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 14 for a discussion of each of the principal risks that apply to the Fund.

10

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
  (FORMERLY, INVERSE GOVERNMENT LONG BOND FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Government Long Bond Strategy Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse (opposite) of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Government Long Bond Strategy Fund's objective is to perform, on a daily basis, exactly opposite the underlying index, the daily price movement of the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Government Long Bond Strategy Fund is appropriate for investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

PRINCIPAL RISKS

The Inverse Government Long Bond Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 14 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
11

U.S. GOVERNMENT MONEY MARKET FUND

FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under SEC rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

• Interest Rate Risk	• Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 14 for a discussion of each of the principal risks that apply to the Fund.

12

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

	INVERSE NASDAQ- 100® STRATEGY	INVERSE S&P 500 STRATEGY	NOVA	NASDAQ- 100®	SECTOR ROTATION	GOVERNMENT LONG BOND 1.2X STRATEGY	INVERSE GOVERNMENT LONG BOND STRATEGY	U.S. GOVERNMENT MONEY MARKET
ACTIVE TRADING RISK	X	X	X	X		X	X
COUNTERPARTY CREDIT RISK	X	X	X	X	X	X	X
DEPOSITARY RECEIPT RISK	X			X	X
DERIVATIVES RISK	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X
FIXED INCOME RISK						X	X
INDUSTRY CONCENTRATION RISK	X			X
INTEREST RATE RISK								X
INVESTMENT STYLE RISK					X
LARGE-CAPITALIZATION SECURITIES RISK	X	X	X	X
LEVERAGING RISK			X			X
MARKET RISK	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK					X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK					X
SHORT SALES RISK	X	X			X		X
SMALL-CAPITALIZATION SECURITIES RISK					X
STABLE PRICE PER SHARE RISK								X
TECHNOLOGY SECTOR CONCENTRATION RISK	X			X
TRACKING ERROR RISK	X	X	X	X		X	X
TRADING HALT RISK	X	X	X	X	X	X	X

PROSPECTUS
13

DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK – A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK – The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

• The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

• Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

14

EARLY CLOSING RISK – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK – The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund or Inverse Government Long Bond Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INDUSTRY CONCENTRATION RISK – The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INTEREST RATE RISK – Interest Rate Risk involves the potential for decline in the U.S. Government Money Market Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

INVESTMENT STYLE RISK – The Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

LARGE-CAPITALIZATION SECURITIES RISK – The Nova and NASDAQ-100® Funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse NASDAQ-100® Strategy and Inverse S&P 500 Strategy Funds are subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund will engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. Beacause the Fund's investment strategies involve consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK – The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Sector Rotation Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

MID-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

PROSPECTUS
15

NON-DIVERSIFICATION RISK – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK – The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. The Fund is subject to the risk that smallcapitalization stocks may underperform other segments of the equity market or the equity market as a whole.

STABLE PRICE PER SHARE RISK – The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. The Fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to achieve its objective.

TECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

TRACKING ERROR RISK – Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.

In addition, the Nova Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, and Inverse Government Long Bond Strategy Fund, which seek to track their respective benchmarks on a daily basis, and the Government Long Bond 1.2x Strategy Fund, which seeks to track its benchmark over time, are subject to mathematical compounding which may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

The Government Long Bond 1.2x Strategy Fund seeks to track its benchmark over time, but is also subject to the effects of mathematical compounding. Tracking error may be more significant for the Government Long Bond 1.2x Strategy Fund compared to other Rydex Funds due to the Fund's consistent application of leverage to increase exposure to their respective underlying indices.

TRADING HALT RISK – The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods

16

within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

PROSPECTUS
17

FUND PERFORMANCE

The following bar charts show the performance of shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how a Fund will perform in the future.

INVERSE NASDAQ-100® STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2002)	32.20%	Lowest Quarter Return (quarter ended 12/31/2002)	-18.97%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/21/2001)
Inverse NASDAQ-100® Strategy Fund	-11.28%	-13.32%	-3.84%
Nasdaq-100 Index®1	19.24%	16.62%	0.54%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. Returns reflect no deduction for fees, expenses, or taxes.

INVERSE S&P 500 STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2002)	17.71%	Lowest Quarter Return (quarter ended 12/31/1998)	-16.89%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS[2]
Inverse S&P 500 Strategy Fund	0.83%	-8.70%	-3.74%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

2 The Fund commenced continuous operations on June 9, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation including returns for each discrete period, were as follows: May 7, 1997 to May 21, 1997, -3.70%; and May 24, 1997 to June 3, 1997, 0.10%.

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NOVA FUND

Highest Quarter Return (quarter ended 12/31/1998)	31.57%	Lowest Quarter Return (quarter ended 9/30/2002)	-26.76%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Nova Fund	1.13%	14.88%	2.30%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

NASDAQ-100® FUND

Highest Quarter Return (quarter ended 12/31/1999)	53.10%	Lowest Quarter Return (quarter ended 9/30/2001)	-37.14%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
NASDAQ-100® Fund	17.82%	14.91%	6.15%
Nasdaq-100 Index®1	19.24%	16.62%	7.96%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. Returns reflect no deduction for fees, expenses, or taxes.

SECTOR ROTATION FUND

Highest Quarter Return (quarter ended 6/30/2003)	14.70%	Lowest Quarter Return (quarter ended 6/30/2006)	-6.08%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/01/2002)
Sector Rotation Fund	22.75%	17.46%	10.21%
S&P 500® Index[1]	5.49%	12.83%	7.40%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS
19

GOVERNMENT LONG BOND 1.2X STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2002)	17.53%	Lowest Quarter Return (quarter ended 3/31/1999)	-9.57%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Government Long Bond 1.2X Strategy Fund	9.77%	4.29%	4.68%
Lehman Long Treasury Bond Index[1]	9.81%	5.63%	7.14%

1 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance. Returns reflect no deduction for fees, expenses or taxes.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Highest Quarter Return (quarter ended 3/31/2006)	7.93%	Lowest Quarter Return (quarter ended 6/30/2005)	-8.58%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/01/2003)
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	-4.51%	-3.00%
LEHMAN LONG TREASURY BOND INDEX[1]	9.81%	5.50%

1 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance. Returns reflect no deduction for fees, expenses or taxes.

U.S. GOVERNMENT MONEY MARKET FUND

Highest Quarter Return (quarter ended 12/31/2000)	1.36%	Lowest Quarter Return (quarter ended 3/31/2004)	0.00%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
U.S. Government Money Market Fund	3.90%	1.98%	2.51%
90 Day Treasury Composite Index[1]	5.11%	3.08%	3.80%

1 The 90 Day Treasury Composite Index is an unmanaged index that is a widely recognized indicator of general money market performance. Returns reflect no deduction for fees, expenses or taxes.

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

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FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUNDS SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLES AND EXAMPLES DO NO REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLES AND EXAMPLES WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

	INVERSE NASDAQ-100® STRATEGY FUND	INVERSE S&P 500 STRATEGY FUND	NOVA FUND	NASDAQ-100® FUND	SECTOR ROTATION FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.90%	0.75%	0.75%	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.78%	0.73%	0.71%	0.76%	0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.68%	1.63%	1.46%	1.51%	1.61%

	GOVERNMENT LONG BOND 1.2x STRATEGY FUND	INVERSE GOVERNMENT LONG BOND STRATEGY FUND	U.S. GOVERNMENT MONEY MARKET FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.50%	0.90%	0.50%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE
TOTAL OTHER EXPENSES	0.70%	2.93%	0.69%
OTHER EXPENSES	0.70%	0.73%	0.69%
SHORT INTEREST EXPENSES	NONE	2.20%[1]	NONE
TOTAL ANNUAL FUND OPERATING EXPENSES	1.20%	3.83%	1.19%

1 Short Interest Expense occurs because the Fund short-sells the Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset – in its entirety or in part – by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than expenses, the expense ratio for the Inverse Government Long Bond Strategy Fund would have equaled 1.63%.

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INVERSE NASDAQ-100® STRATEGY	$171	$530	$913	$1,987
INVERSE S&P 500 STRATEGY	$166	$514	$887	$1,933
NOVA	$149	$462	$797	$1,746
NASDAQ-100®	$154	$477	$824	$1,802
SECTOR ROTATION	$164	$508	$876	$1,911
GOVERNMENT LONG BOND 1.2X STRATEGY	$122	$381	$660	$1,455
INVERSE GOVERNMENT LONG BOND STRATEGY	$385	$1,169	$1,972	$4,062
U.S. GOVERNMENT MONEY MARKET	$121	$378	$654	$1,443

PROSPECTUS
21

MORE INFORMATION ABOUT THE FUNDS:
BENCHMARKS AND INVESTMENT METHODOLOGY

BENCHMARK INFORMATION

The Domestic Equity Funds (except for the Sector Rotation Fund) and Fixed Income Funds seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
INVERSE NASDAQ-100® STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ-100 INDEX®

INVERSE S&P 500 STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500® INDEX

NOVA FUND	150% OF THE PERFORMANCE OF THE S&P 500® INDEX

NASDAQ-100® FUND	NASDAQ-100 INDEX®

GOVERNMENT LONG BOND 1.2X STRATEGY FUND	LONG TREASURY BOND (THE FUND SEEKS EXPOSURE TO 120% OF THE PERFORMANCE OF ITS BENCHMARK)

INVERSE GOVERNMENT LONG BOND STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG TREASURY BOND

A BRIEF GUIDE TO THE UNDERLYING INDICES

NASDAQ-100 INDEX®. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. As of December 31, 2007, the NASDAQ-100 Index® included companies with a capitalization range of $2.9 billion to $333 billion.

S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2007, the S&P 500 Index included companies with a capitalization range of $708 million to $511.9 billion.

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UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume: (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 9.28%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended in 2007 of the indices underlying the Funds' benchmarks is as follows: NASDAQ-100 Index® — 15.28% and S&P 500 Index — 9.28%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

PROSPECTUS
23

24

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Sector Rotation Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, the Fund may not achieve its investment objective.

DOMESTIC EQUITY FUNDS (EXCEPT FOR THE SECTOR ROTATION FUND) and FIXED INCOME FUNDS. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Nova Fund and Government Long Bond 1.2x Strategy Fund are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse NASDAQ-100® Strategy Fund, Inverse S&P Strategy Fund, and Inverse Government Long Bond Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of the Funds' respective underlying indices.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2,000 securities are eligible for purchase from the industry buy lists. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of volatility in the top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Ordinarily, investors may buy shares on any day that the NYSE is open for business (a "Business Day"). However, the Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government Bond Market is closed, including Columbus Day and Veterans' Day. In addition, on any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

Shares of each Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

PROSPECTUS
25

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Because the Domestic Equity Funds (except for the Sector Rotation Fund), Fixed Income Funds and U.S. Government Money Market Fund are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Sector Rotation Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategy, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Fund is sold primarily, directly and indirectly, through variable annuity and variable life insurance products, the Fund expects that all shares of the Fund will be owned, directly and indirectly, on an omnibus by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Fund's ability to prevent frequent trading of the Fund will be solely dependent on the ability and willingness of the various insurance companies to assist in its prevention. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). Each insurance company may have different rules about the timing and processing of transaction orders. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees. More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

26

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund and Government Long Bond 1.2x Strategy Fund which declare and pay dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors II, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2007, based on the average daily net assets for each Fund, as set forth beow:

FUND	ADVISORY FEE
INVERSE NASDAQ-100® STRATEGY FUND	0.90%
INVERSE S&P 500 STRATEGY FUND	0.90%
NOVA FUND	0.75%
NASDAQ-100® FUND	0.75%
SECTOR ROTATION FUND	0.90%
GOVERNMENT LONG BOND 1.2X STRATEGY FUND	0.50%
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	0.90%
U.S. GOVERNMENT MONEY MARKET FUND	0.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Trust's Annual Report to Shareholders, which covers the period January 1, 2007 to December 31, 2007.

PROSPECTUS
27

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. In addition to Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

Michael P. Byrum, CFA, President and CIO of Rydex Investments – As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Director of Alternative Investment Strategies – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Senior Portfolio Manager – Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Douglas Holmes, CFA, Director of Stock Selection and Asset Allocation – As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

28

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2007 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2007 Annual Report is incorporated by reference in the SAI.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Total Distributions
Nova Fund
December 31, 2007	$10.09	$.12	$—	$.12	$(.15)	$—	$—	$(.15)
December 31, 2006	8.56	.11	1.54	1.65	(.12)	—	—	(.12)
December 31, 2005	8.26	.05	.28	.33	(.03)	—	—	(.03)
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—
Inverse S&P 500 Strategy Fund (Formerly, Inverse S&P 500 Fund)
December 31, 2007	43.90	1.35	(1.00)	.35	(2.04)	—	—	(2.04)
December 31, 2006†††	51.50	1.70	(5.60)	(3.90)	(3.70)	—	—	(3.70)
December 31, 2005†††	51.90	.80	(1.20)	(.40)	—	—	—	—
December 31, 2004†††	57.70	(.20)	(5.60)	(5.80)	—	—	—	—
December 31, 2003†††	75.70	(.40)	(17.60)	(18.00)	—	—	—	—
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	15.39	.03	2.71	2.74	(.01)	—	—	(.01)
December 31, 2006	14.55	(.07)	.91	.84	—	—	—	—
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—
Inverse NASDAQ-100® Strategy Fund (Formerly, Inverse OTC Fund)
December 31, 2007	19.79	.64	(2.87)	(2.23)	(.57)	—	—	(.57)
December 31, 2006	21.51	.74	(1.07)	(.33)	(1.39)	—	—	(1.39)
December 31, 2005	21.24	.33	(.06)	.27	—	—	—	—
December 31, 2004	24.09	(.08)	(2.77)	(2.85)	—	—	—	—
December 31, 2003	39.04	(.22)	(14.33)	(14.55)	—	(.40)	—	(.40)

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2007	$(.03)	$10.06	1.13%	1.46%	1.12%	94%	$82,191
December 31, 2006	1.53	10.09	19.27%	1.48%	1.18%	211%	134,477
December 31, 2005	.30	8.56	3.97%	1.53%	0.60%	381%	132,018
December 31, 2004	1.05	8.26	14.62%	1.46%	0.41%	654%	130,200
December 31, 2003	2.03	7.21	39.19%	1.54%	0.09%	729%	81,816
Inverse S&P 500 Strategy Fund (Formerly, Inverse S&P 500 Fund)
December 31, 2007	(1.69)	42.21	0.83%	1.63%	3.04%	—	21,581
December 31, 2006†††	(7.60)	43.90	(7.50)%	1.63%	3.29%	—	19,025
December 31, 2005†††	(.40)	51.50	(0.77)%	1.70%	1.46%	—	32,505
December 31, 2004†††	(5.80)	51.90	(10.05)%	1.62%	(0.28)%	—	19,076
December 31, 2003†††	(18.00)	57.70	(23.78)%	1.67%	(0.59)%	—	17,822
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	2.73	18.12	17.82%	1.51%	0.18%	110%	82,492
December 31, 2006	.84	15.39	5.77%	1.49%	(0.50)%	152%	72,871
December 31, 2005	.16	14.55	1.11%	1.50%	(0.68)%	294%	102,487
December 31, 2004	1.23	14.39	9.35%	1.47%	(0.17)%	418%	191,476
December 31, 2003	4.11	13.16	45.41%	1.53%	(1.20)%	482%	127,836
Inverse NASDAQ-100® Strategy Fund (Formerly, Inverse OTC Fund)
December 31, 2007	(2.80)	16.99	(11.28)%	1.68%	3.40%	—	13,640
December 31, 2006	(1.72)	19.79	(1.40)%	1.64%	3.35%	—	23,929
December 31, 2005	.27	21.51	1.27%	1.63%	1.49%	—	19,648
December 31, 2004	(2.85)	21.24	(11.83)%	1.64%	(0.35)%	—	23,928
December 31, 2003	(14.95)	24.09	(37.37)%	1.68%	(0.73)%	—	34,563

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  †††  Per share amounts for periods ended December 31, 2003—December 31, 2006 have been restated to reflect a 1:10 reverse stock split effective April 23, 2007—See Note 10.

  §  Less than $.01 per share.

PROSPECTUS
29

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Government Long Bond 1.2x Strategy Fund (Formerly, Government Long Bond Advantage Fund)
December 31, 2007	$11.56	$.41	$.68	$1.09	$(.41)	$—	$(.41)	$.68
December 31, 2006	12.38	.42	(.82)	(.40)	(.42)	—	(.42)	(.82)
December 31, 2005	11.88	.41	.50	.91	(.41)	—	(.41)	.50
December 31, 2004	11.67	.40	.54	.94	(.40)	(.33)	(.73)	.21
December 31, 2003	13.08	.41	(.52)	(.11)	(.41)	(.89)	(1.30)	(1.41)
Inverse Government Long Bond Strategy Fund (Formerly, Inverse Government Long Bond Fund)
December 31, 2007	21.55	.70	(1.67)	(.97)	(1.00)	—	(1.00)	(1.97)
December 31, 2006	20.80	.69	.97	1.66	(.91)	—	(.91)	.75
December 31, 2005	21.95	(.07)	(1.08)	(1.15)	—	—	—	(1.15)
December 31, 2004	24.82	(.66)	(1.98)	(2.64)	—	(.23)	(.23)	(2.87)
December 31, 2003*	25.00	(.13)	(.05)	(.18)	—	—	—	(.18)

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Government Long Bond 1.2x Strategy Fund (Formerly, Government Long Bond Advantage Fund)
December 31, 2007	$12.24	9.77%	1.20%	1.20%		3.60%		1,367%	$52,250
December 31, 2006	11.56	(3.14)%	1.20%	1.20%		3.66%		1,339%	50,420
December 31, 2005	12.38	7.71%	1.18%	1.18%		3.30%		1,284%	60,160
December 31, 2004	11.88	8.42%	1.21%	1.21%		3.36%		1,318%	48,709
December 31, 2003	11.67	(0.64)%	1.23%	1.23%		3.26%		1,272%	65,358
Inverse Government Long Bond Strategy Fund (Formerly, Inverse Government Long Bond Fund)
December 31, 2007	19.58	(4.51)%	3.83%	1.63	%‡	3.17%		1,123%	17,611
December 31, 2006	21.55	8.11%	5.12%	1.63	%‡	3.08%		597%	29,246
December 31, 2005	20.80	(5.24)%	5.11%	1.63	%‡	(0.33)%		589%	29,671
December 31, 2004	21.95	(10.67)%	5.02%	1.63	%‡	(2.86)%		—	41,098
December 31, 2003*	24.82	(0.72)%	1.69%**	1.69	%**‡	(0.74	)%**	—	22,355

  *  Since the commencement of operations: May 1, 2003—Inverse Government Long Bond Strategy Fund; May 3, 2004—Inverse Mid-Cap Strategy Fund.

  **  Annualized

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  ‡  Operating Expenses exclude interest expense from securities sold short.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†		Net Realized and Unrealized Gains on Investments	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
U.S. Government Money Market Fund
December 31, 2007	$1.00	$.04		$—	$.04	$(.04)	$—	$(.04)	$—
December 31, 2006	1.00	.04		—	.04	(.04)	—	(.04)	—
December 31, 2005	1.00	.02		—	.02	(.02)	—	(.02)	—
December 31, 2004	1.00	—	§	—	—	(— )§	—	(— )§	—
December 31, 2003	1.00	—	§	—	—	(— )§	—	(— )§	—

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
U.S. Government Money Market Fund
December 31, 2007	$1.00	3.90%	1.19%	1.19%	3.80%	—	$277,346
December 31, 2006	1.00	3.82%	1.19%	1.19%	3.78%	—	208,148
December 31, 2005	1.00	2.00%	1.17%	1.17%	1.96%	—	185,365
December 31, 2004	1.00	0.23%	1.19%	1.10%	0.20%	—	167,678
December 31, 2003	1.00	0.01%	1.22%	1.11%	0.01%	—	232,493

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Sector Rotation Fund
December 31, 2007	$13.47	$(.02)	$3.10	$3.08	$—	$(1.22)	$(1.22)	$1.86
December 31, 2006	12.68	(.02)	1.48	1.46	—	(.67)	(.67)	.79
December 31, 2005	11.16	(.02)	1.54	1.52	—	—	—	1.52
December 31, 2004	10.08	(.05)	1.13	1.08	—	—	—	1.08
December 31, 2003	7.76	(.07)	2.39	2.32	—	—	—	2.32

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Expenses	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Sector Rotation Fund
December 31, 2007	$15.33	22.75%	1.61%	1.61%	1.61%	(0.15)%	277%	$130,166
December 31, 2006	13.47	11.47%	1.64%	1.64%	1.64%	(0.16)%	353%	87,673
December 31, 2005	12.68	13.62%	1.70%	1.70%	1.70%	(0.20)%	281%	61,834
December 31, 2004	11.16	10.71%	1.63%	1.63%	1.63%	(0.52)%	333%	27,747
December 31, 2003	10.08	29.97%	1.70%	1.70%	1.70%	(0.78)%	401%	20,594

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

30

INDEX PUBLISHERS INFORMATION

Standard & Poor's

The Inverse S&P 500 Strategy and Nova Funds (the "Rydex S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P does not make any representation, condition, warranty, express or implied, to the owners of the Rydex S&P Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex S&P Funds particularly or the ability of the S&P 500® Index (the "S&P Index") to track general stock market performance. S&P's only relationship to Rydex Investments ("Licensee") is the licensing of certain of their trademarks and of the S&P Index which is determined, composed and calculated by S&P without regard to Licensee or the Rydex S&P Funds. S&P has no obligation to take the needs of Licensee or the owners of the Rydex S&P Funds into consideration in determining, composing or calculating the S&P Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Rydex S&P Funds or the timing of the issuance or sale of the Rydex S&P Funds or in the determination or calculation of the equation by which the Rydex S&P Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Rydex S&P Funds.

S&P does not guarantee the accuracy and/or the completeness of the S&P Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Rydex S&P Funds, or any other person or entity from the use of the S&P Index or any data included therein. S&P makes no express or implied warranties or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Index or any data included therein, even if notified of the possibility of such damages.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

NASDAQ OMX Group, Inc.

The Inverse NASDAQ-100® Strategy and NASDAQ-100® Funds (the "Rydex NASDAQ Funds") are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Rydex NASDAQ Funds. The Corporations make no representation or warranty, express or implied to the owners of the Rydex NASDAQ Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex NASDAQ Funds particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance. The Corporations' only relationship to Rydex Investments ("Licensee") is in the licensing of the NASDAQ®, NASDAQ-100®, and NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by the Corporations without regard to Licensee or the Rydex NASDAQ Funds. The Corporations have no obligation to take the needs of the Licensee or the owners of the Rydex NASDAQ Funds into consideration in determining, composing or calculating the NASDAQ-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Rydex NASDAQ Funds to be issued or in the determination or calculation of the equation by which the Rydex NASDAQ Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Rydex NASDAQ Funds.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the NASDAQ-100 Index® or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the Rydex NASDAQ Funds, or any other person or entity from the use of the NASDAQ-100 Index® or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the NASDAQ-100 Index® or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of such damages.

More information about the Index Publishers is located in the SAI.

PROSPECTUS
31

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2008. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the Annual and Semi-Annual Reports. Also, in the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available primarily for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds' SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Rydex Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

VTMNL-1-0408x0409

DOMESTIC EQUITY FUNDS

DOW 2x STRATEGY (FORMERLY,
DYNAMIC DOW)

NASDAQ-100® 2x STRATEGY
(FORMERLY, OTC 2x STRATEGY)

S&P 500 2x STRATEGY (FORMERLY,
DYNAMIC S&P 500)

INVERSE DOW 2x STRATEGY
(FORMERLY, INVERSE DYNAMIC DOW)

INVERSE MID-CAP STRATEGY
(FORMERLY, INVERSE MID-CAP)

INVERSE NASDAQ-100® STRATEGY
(FORMERLY, INVERSE OTC STRATEGY)

INVERSE RUSSELL 2000® STRATEGY
(FORMERLY, INVERSE RUSSELL 2000®)

INVERSE S&P 500 STRATEGY
(FORMERLY, INVERSE S&P 500)

MID-CAP 1.5x STRATEGY (FORMERLY,
MID-CAP ADVANTAGE)

MULTI-CAP CORE EQUITY

NOVA

NASDAQ-100® (FORMERLY, OTC)

RUSSELL 2000® 1.5x STRATEGY
(FORMERLY, RUSSELL 2000®
ADVANTAGE)

SECTOR ROTATION

DOMESTIC EQUITY-STYLE FUNDS

LARGE-CAP GROWTH

LARGE-CAP VALUE

MID-CAP GROWTH

MID-CAP VALUE

SMALL-CAP GROWTH

SMALL-CAP VALUE

SECTOR FUNDS

BANKING

BASIC MATERIALS

BIOTECHNOLOGY

CONSUMER PRODUCTS

ELECTRONICS

ENERGY

ENERGY SERVICES

FINANCIAL SERVICES

HEALTH CARE

INTERNET

LEISURE

PRECIOUS METALS

RETAILING

TECHNOLOGY

TELECOMMUNICATIONS

TRANSPORTATION

UTILITIES

INTERNATIONAL EQUITY FUNDS

EUROPE 1.25x STRATEGY
(FORMERLY, EUROPE ADVANTAGE)

JAPAN 1.25x STRATEGY
(FORMERLY, JAPAN ADVANTAGE)

INTERNATIONAL ROTATION

FIXED INCOME FUNDS

GOVERNMENT LONG BOND 1.2x STRATEGY (FORMERLY, GOVERNMENT
LONG BOND ADVANTAGE)

INVERSE GOVERNMENT LONG BOND STRATEGY (FORMERLY, INVERSE
GOVERNMENT LONG BOND)

THE RYDEX VARIABLE TRUST PROSPECTUS

MAY 1, 2008

ALTERNATIVE INVESTMENT FUNDS

ABSOLUTE RETURN STRATEGIES

COMMODITIES STRATEGY

HEDGED EQUITY

REAL ESTATE

STRENGTHENING DOLLAR 2x STRATEGY (FORMERLY, DYNAMIC STRENGTHENING DOLLAR)

WEAKENING DOLLAR 2x STRATEGY (FORMERLY, DYNAMIC WEAKENING DOLLAR)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

DOMESTIC EQUITY FUNDS

5	DOW 2X STRATEGY FUND

6	NASDAQ-100® 2X STRATEGY FUND

7	S&P 500 2X STRATEGY FUND

8	INVERSE DOW 2X STRATEGY FUND

9	INVERSE MID-CAP STRATEGY FUND

10	INVERSE NASDAQ-100® STRATEGY FUND

11	INVERSE RUSSELL 2000® STRATEGY FUND

12	INVERSE S&P 500 STRATEGY FUND

13	MID-CAP 1.5X STRATEGY FUND

14	MULTI-CAP CORE EQUITY FUND

15	NOVA FUND

16	NASDAQ-100® FUND

17	RUSSELL 2000® 1.5X STRATEGY FUND

18	SECTOR ROTATION FUND

DOMESTIC EQUITY - STYLE FUNDS

19	LARGE-CAP GROWTH FUND

20	LARGE-CAP VALUE FUND

21	MID-CAP GROWTH FUND

22	MID-CAP VALUE FUND

23	SMALL-CAP GROWTH FUND

24	SMALL-CAP VALUE FUND

SECTOR FUNDS

25	BANKING FUND

26	BASIC MATERIALS FUND

27	BIOTECHNOLOGY FUND

28	CONSUMER PRODUCTS FUND

29	ELECTRONICS FUND

30	ENERGY FUND

31	ENERGY SERVICES FUND

32	FINANCIAL SERVICES FUND

33	HEALTH CARE FUND

34	INTERNET FUND

35	LEISURE FUND

36	PRECIOUS METALS FUND

37	RETAILING FUND

38	TECHNOLOGY FUND

39	TELECOMMUNICATIONS FUND

40	TRANSPORTATION FUND

41	UTILITIES FUND

INTERNATIONAL EQUITY FUNDS

42	EUROPE 1.25X STRATEGY FUND

43	JAPAN 1.25X STRATEGY FUND

44	INTERNATIONAL ROTATION FUND

FIXED INCOME FUNDS

45	GOVERNMENT LONG BOND 1.2X STRATEGY FUND

46	INVERSE GOVERNMENT LONG BOND STRATEGY FUND

ALTERNATIVE INVESTMENT FUNDS

47	ABSOLUTE RETURN STRATEGIES FUND

49	COMMODITIES STRATEGY FUND

50	HEDGED EQUITY FUND

51	REAL ESTATE FUND

52	STRENGTHENING DOLLAR 2X STRATEGY FUND

53	WEAKENING DOLLAR 2X STRATEGY FUND

54	PRINCIPAL RISKS OF INVESTING IN THE FUNDS

60	DESCRIPTIONS OF PRINCIPAL RISKS

68	FUND PERFORMANCE

84	FUND FEES AND EXPENSES

91	MORE INFORMATION ABOUT THE FUNDS

91	BENCHMARKS AND INVESTMENT METHODOLOGY

97	PURCHASING AND REDEEMING SHARES

99	DIVIDENDS, DISTRIBUTIONS, AND TAXES

99	MANAGEMENT OF THE FUNDS

102	FINANCIAL HIGHLIGHTS

110	INDEX PUBLISHERS INFORMATION

BC	ADDITIONAL INFORMATION

2

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

DOMESTIC EQUITY - STYLE FUNDS

SECTOR FUNDS

INTERNATIONAL EQUITY FUNDS

FIXED INCOME FUNDS

ALTERNATIVE INVESTMENT FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios ("funds") that are grouped into several categories according to each fund's investment strategy. This Prospectus describes shares of the following funds (the "Funds") which are grouped into the following categories:

DOMESTIC EQUITY FUNDS – Dow 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, S&P 500 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500 Strategy Fund, Mid-Cap 1.5x Strategy Fund, Multi-Cap Core Equity Fund, Nova Fund, NASDAQ-100® Fund, Russell 2000® 1.5x Strategy Fund, and Sector Rotation Fund

DOMESTIC EQUITY - STYLE FUNDS – Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Growth Fund, and Small-Cap Value Fund

SECTOR FUNDS – Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, and Utilities Fund

INTERNATIONAL EQUITY FUNDS – Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, and International Rotation Fund

FIXED INCOME FUNDS – Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund

ALTERNATIVE INVESTMENT FUNDS – Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Real Estate Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund

The Funds are advised by PADCO Advisors II, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor"). In addition, the International Rotation Fund is sub-advised by Valu-Trac Investment Management Limited ("Valu-Trac" or the "Sub-Advisor").

Shares of the Funds are available primarily for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

PROSPECTUS
3

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4

DOW 2X STRATEGY FUND
  (FORMERLY, DYNAMIC DOW FUND)

FUND INFORMATION

FUND OBJECTIVE

The Dow 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Dow 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may purchase equity securities that are generally within the capitalization range of the Dow Jones Industrial AverageSM, which generally includes large-capitalization companies with a capitalization range of $14.1 billion to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Dow 2x Strategy Fund is appropriate for investors who expect the Dow Jones Industrial AverageSM to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial AverageSM goes down.

PRINCIPAL RISKS

The Dow 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
5

NASDAQ-100® 2X STRATEGY FUND
  (FORMERLY, OTC 2X STRATEGY FUND)

FUND INFORMATION

FUND OBJECTIVE

The NASDAQ-100® 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The NASDAQ-100® 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund may purchase equity securities that are generally within the capitalization range of the NASDAQ 100 Index®, which generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. The Fund may also invest in American Depository Receipts ("ADRs") to gain exposure to the underlying index. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The NASDAQ-100® 2x Strategy Fund is appropriate for investors who expect the NASDAQ-100 Index® to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the NASDAQ-100 Index® Index goes down.

PRINCIPAL RISKS

The NASDAQ-100® 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

6

S&P 500 2X STRATEGY FUND
  (FORMERLY, DYNAMIC S&P 500 FUND)

FUND INFORMATION

FUND OBJECTIVE

The S&P 500 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The S&P 500 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative postions. The Fund also may purchase equity securities that are generally within the capitalization range of the S&P 500 Index, which generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The S&P 500 2x Strategy Fund is appropriate for investors who expect the S&P 500 Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.

PRINCIPAL RISKS

The S&P 500 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
7

INVERSE DOW 2X STRATEGY FUND
  (FORMERLY, INVERSE DYNAMIC DOW FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Dow 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Inverse Dow 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $14.1 billion to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Dow 2x Strategy Fund is appropriate for investors who expect the Dow Jones Industrial AverageSM to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial AverageSM goes up.

PRINCIPAL RISKS

The Inverse Dow 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk • Leveraging Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

8

INVERSE MID-CAP STRATEGY FUND
  (FORMERLY, INVERSE MID-CAP FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Mid-Cap Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Mid-Cap Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and securities indices, and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions. The Fund's underlying index generally includes mid-capitalization companies with a capitalization range of $342 million to $12.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Mid-Cap Strategy Fund is appropriate for investors who expect the S&P MidCap 400 Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400 Index goes up.

PRINCIPAL RISKS

The Inverse Mid-Cap Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
9

INVERSE NASDAQ-100® STRATEGY FUND
  (FORMERLY, INVERSE OTC STRATEGY FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse NASDAQ-100® Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse NASDAQ-100® Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and stock indices, and swap agreements. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund may also invest in ADRs to gain inverse exposure to the underlying index. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse NASDAQ-100® Strategy Fund is appropriate for investors who expect the NASDAQ-100 Index® to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index® goes up.

PRINCIPAL RISKS

The Inverse NASDAQ-100® Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

10

INVERSE RUSSELL 2000® STRATEGY FUND
  (FORMERLY, INVERSE RUSSELL 2000® FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Russell 2000® Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the funds shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Russell 2000® Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and securities indices, and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions. The Fund may also invest in ADRs to gain inverse exposure to the underlying index. The Fund's underlying index generally includes small-capitalization companies with a capitalization range of $27 million to $8.6 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Russell 2000® Strategy Fund is appropriate for investors who expect the Russell 2000® Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000® Index goes up.

PRINCIPAL RISKS

The Inverse Russell 2000® Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Non-Diversification Risk • Short Sales Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
11

INVERSE S&P 500 STRATEGY FUND
  (FORMERLY, INVERSE S&P 500 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse S&P 500 Strategy Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and stock indices, and swap agreements. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse S&P 500 Strategy Fund is appropriate for investors who expect the S&P 500 Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500 Index goes up.

PRINCIPAL RISKS

The Inverse S&P 500 Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

12

MID-CAP 1.5X STRATEGY FUND
  (FORMERLY, MID-CAP ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its underlying index is increasing. When the value of its underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Mid-Cap 1.5x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index. The Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage." The Fund's underlying index generally includes mid-capitalization companies with a capitalization range of $342 million to $12.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Mid-Cap 1.5x Strategy Fund is appropriate for investors who expect the S&P MidCap 400 Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P MidCap 400 Index goes down.

PRINCIPAL RISKS

The Mid-Cap 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
13

MULTI-CAP CORE EQUITY FUND

FUND INFORMATION

FUND OBJECTIVE

The Multi-Cap Core Equity Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Multi-Cap Core Equity Fund invests in a broad mix of equity securities of companies representative of the total U.S. stock market as measured by the Russell 3000® Index. The Fund pursues its investment objective by investing in securities within the small, medium and large market capitalization segments that demonstrate value and potential for growth.

The Advisor uses a quantitative investment strategy based on a set of factors that it believes are indicative of future value and growth, such as relative price-to-book ratios and free-cash flow growth measures, to select the Fund's investments within each of the capitalization segments. The Advisor will allocate the Fund's investments among the capitalization segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each. The Fund primarily invests to an equal extent in the equity securities of small, mid-, and large-capitalization companies, but may also invest in derivatives designed to provide exposure to equity securities and indices, such as futures contracts, options and swap transactions. The Fund may also invest in ADRs to gain exposure to the various capitalization segments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Multi-Cap Core Equity Fund is appropriate for investors who want broad exposure to the market, focusing on stocks that exhibit potential for growth but are still attractive in terms of valuation. These investors are looking for returns similar to or exceeding that of the Russell 3000® Index, however, must also be willing to bear the risk of losses if market conditions decline.

PRINCIPAL RISKS

The Multi-Cap Core Equity Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Investment Style Risk • Large-Capitalization Securities Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

14

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Nova Fund invests to a significant extent in leveraged derivative instruments, such as futures contracts, and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Nova Fund is appropriate for investors who expect the S&P 500 Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.

PRINCIPAL RISKS

The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
15

NASDAQ-100® FUND
  (FORMERLY, OTC FUND)

FUND INFORMATION

FUND OBJECTIVE

The NASDAQ-100® Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The NASDAQ-100® Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, including ADRs, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The NASDAQ-100® Fund is appropriate for investors who expect the NASDAQ-100 Index® to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index® goes down.

PRINCIPAL RISKS

The NASDAQ-100® Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk	• Large-Capitalization Securities Risk • Market Risk • Non-Diversification Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

16

RUSSELL 2000® 1.5X STRATEGY FUND
  (FORMERLY, RUSSELL 2000® ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Russell 2000® 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000® Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its underlying index is increasing. When the value of its underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000® 1.5x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index. The Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage." The Fund may also invest in ADRs to gain exposure to the underlying index. The Fund's underlying index generally includes small-capitalization companies with a capitalization range of $27 million to $8.6 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Russell 2000® 1.5x Strategy Fund is appropriate for investors who expect the Russell 2000® Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000® Index goes down.

PRINCIPAL RISKS

The Russell 2000® 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Market Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
17

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Sector Rotation Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on several measures of momentum including price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, including small and mid-capitalization securities, such as U.S. traded common stocks and ADRs, but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Sector Rotation Fund is appropriate for investors who seek to gain exposure to market sectors and industries that display superior performance. These investors must also be willing to bear the risk of losses in the event of a broad market decline.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Investment Style Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

18

LARGE-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Large-Cap Growth Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $1.9 billion to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Large-Cap Growth Fund is appropriate for investors who expect the S&P 500/Citigroup Pure Growth Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The Large-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
19

LARGE-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Large-Cap Value Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $252.1 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Large-Cap Value Fund is appropriate for investors who expect the S&P 500/Citigroup Pure Value Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The Large-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

20

MID-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Mid-Cap Growth Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes mid-capitalization companies with a capitalization range of $560 million to $12.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Mid-Cap Growth Fund is appropriate for investors who expect the S&P MidCap 400/Citigroup Pure Growth Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The Mid-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
21

MID-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Mid-Cap Value Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes mid-capitalization companies with a capitalization range of $420 million to $6.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Mid-Cap Value Fund is appropriate for investors who expect the S&P MidCap 400/Citigroup Pure Value Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The Mid-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

22

SMALL-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Small-Cap Growth Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes small-capitalization companies with a capitalization range of $167 million to $4.8 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Small-Cap Growth Fund is appropriate for investors who expect the S&P SmallCap 600/Citigroup Pure Growth Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The Small-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Non-Diversification Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
23

SMALL-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Small-Cap Value Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes small-capitalization companies with a capitalization range of $89 million to $3.5 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Small-Cap Value Fund is appropriate for investors who expect the S&P SmallCap 600/Citigroup Pure Value Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The Small-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Non-Diversification Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

24

BANKING FUND

FUND INFORMATION

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Banking Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and making commercial and consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the banking sector and therefore may be concentrated in an industry or group of industries within the banking sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Banking Fund is appropriate for investors who expect the banking sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the banking sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Banking Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Banking Sector Concentration Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
25

BASIC MATERIALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Basic Materials Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Basic Materials Companies that have small to mid-sized capitalizations. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles, and wood products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the basic materials sector and therefore may be concentrated in an industry or group of industries within the basic materials sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Basic Materials Fund is appropriate for investors who expect the basic materials sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the basic materials sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Basic Materials Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Basic Materials Sector Concentration Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

26

BIOTECHNOLOGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Biotechnology Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Biotechnology Companies that have small to mid-sized capitalizations. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the biotechnology sector and therefore may be concentrated in an industry or group of industries within the biotechnology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Biotechnology Fund is appropriate for investors who expect the biotechnology sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the biotechnology sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Biotechnology Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Biotechnology Sector Concentration Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
27

CONSUMER PRODUCTS FUND

FUND INFORMATION

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Consumer Products Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Consumer Products Companies that have small to mid-sized capitalizations. Consumer Products Companies include companies that manufacture, wholesale or retail food, staple retail products and non-durable goods such as beverages, tobacco, household and personal care products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the consumer products sector and therefore may be concentrated in an industry or group of industries within the consumer products sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Consumer Products Fund is appropriate for investors who expect the consumer products sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the consumer products sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Consumer Products Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Consumer Products Sector Concentration Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

28

ELECTRONICS FUND

FUND INFORMATION

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Electronics Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Electronics Companies that have small to mid-sized capitalizations. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the electronics sector and therefore may be concentrated in an industry or group of industries within the electronics sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Electronics Fund is appropriate for investors who expect the electronics sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the electronics sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Electronics Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Electronics Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
29

ENERGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Energy Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Energy Companies that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy sector and therefore may be concentrated in an industry or group of industries within the energy sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Energy Fund is appropriate for investors who expect the energy sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the energy sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Energy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Energy Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

30

ENERGY SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Energy Services Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Energy Services Companies that have small to mid-sized capitalizations. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy services sector and therefore may be concentrated in an industry or group of industries within the energy services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Energy Services Fund is appropriate for investors who expect the energy services sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the energy services sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Energy Services Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Energy Services Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
31

FINANCIAL SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Financial Services Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the financial services sector and therefore may be concentrated in an industry or group of industries within the financial services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Financial Services Fund is appropriate for investors who expect the financial services sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the financial services sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Financial Services Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Financial Services Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

32

HEALTH CARE FUND

FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Health Care Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and therefore may be concentrated in an industry or group of industries within the health care sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Health Care Fund is appropriate for investors who expect the health care sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the health care sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Health Care Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Health Care Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
33

INTERNET FUND

FUND INFORMATION

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Internet Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Internet Companies that have small to mid-sized capitalizations. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain broad representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the internet sector and therefore may be concentrated in an industry or group of industries within the internet sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Internet Fund is appropriate for investors who expect the internet sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the internet sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Internet Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Internet Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

34

LEISURE FUND

FUND INFORMATION

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Leisure Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, restaurants casinos, radio and television broadcasting and advertising companies, motion picture production companies, entertainment software companies, toys and sporting goods manufacturers, musical recording companies, alcohol and tobacco companies, and publishing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the leisure sector and therefore may be concentrated in an industry or group of industries within the leisure sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Leisure Fund is appropriate for investors who expect the leisure sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the leisure sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Leisure Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Leisure Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
35

PRECIOUS METALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Precious Metals Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the precious metals sector and therefore may be concentrated in an industry or group of industries within the precious metals sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Precious Metals Fund is appropriate for investors who expect the precious metals sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the precious metals sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Precious Metals Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Precious Metals Sector Concentration Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

36

RETAILING FUND

FUND INFORMATION

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers ("Retailing Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Retailing Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; warehouse membership clubs; mail order operations; interest retailers; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the retailing sector and therefore may be concentrated in an industry or group of industries within the retailing sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Retailing Fund is appropriate for investors who expect the retailing sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the retailing sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Retailing Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Retailing Sector Concentration Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
37

TECHNOLOGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Technology Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the technology sector and therefore may be concentrated in an industry or group of industries within the technology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Technology Fund is appropriate for investors who expect the technology sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the technology sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Technology Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Technology Sector Concentration Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

38

TELECOMMUNICATIONS FUND

FUND INFORMATION

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Telecommunications Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Telecommunications Companies that have small to mid-sized capitalizations. Telecommunications Companies include traditional and wireless telephone services or equipment providers, Internet equipment and service providers, and fiber-optics. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the telecommunications sector and therefore may be concentrated in an industry or group of industries within the telecommunications sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Telecommunications Fund is appropriate for investors who expect the telecommunications sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the telecommunications sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Telecommunications Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Telecommunications Sector Concentration Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
39

TRANSPORTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Transportation Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers; parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the transportation sector and therefore may be concentrated in an industry or group of industries within the transportation sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Transportation Fund is appropriate for investors who expect the transportation sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the transportation sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Transportation Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Transportation Sector Concentration Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

40

UTILITIES FUND

FUND INFORMATION

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Utilities Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the utilities sector and therefore may be concentrated in an industry or group of industries within the utilities sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Utilities Fund is appropriate for investors who expect the utilities sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the utilities sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Utilities Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk • Utilities Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
41

EUROPE 1.25X STRATEGY FUND
  (FORMERLY, EUROPE ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Europe 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50® Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Europe 1.25x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. The Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage." The Fund may also invest in ADRs to gain exposure to the underlying index. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Europe 1.25x Strategy Fund is appropriate for investors who expect the European market, as represented by the Dow Jones STOXX 50® Index, to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50® Index goes down.

PRINCIPAL RISKS

The Europe 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Currency Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Foreign Issuer Exposure Risk	• Geographic Concentration in Europe Risk • Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

42

JAPAN 1.25X STRATEGY FUND
  (FORMERLY, JAPAN ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Japan 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Japan 1.25x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. The Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage." The Fund may also invest in ADRs to gain exposure to the underlying index. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Japan 1.25x Strategy Fund is appropriate for investors who expect the Japanese market, as represented by the Topix 100 Index, to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Topix 100 Index goes down.

PRINCIPAL RISKS

The Japan 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Currency Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Foreign Issuer Exposure Risk	• Geographic Concentration in Japan Risk • Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
43

INTERNATIONAL ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The International Rotation Fund seeks long term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The International Rotation Fund seeks to achieve its investment objective by investing in exchange-traded funds ("ETFs"), some of which may be affiliated with the Fund, and other financial instruments that: (1) provide exposure to, or closely correlate with, the performance of certain foreign countries included in the MSCI World ex-US Index (the "Index") and (2) have the potential to generate returns, before fees and expenses, in excess to those of the Index. The Index is designed to measure global developed market equity performance, and currently includes securities from the following 22 developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. In addition to ETFs, the Fund will invest in financial instruments, such as swap agreements, futures contracts and options on currencies, and other similar derivatives, to gain exposure to selected countries included in the Index and to attempt to manage risk associated with such exposure. The Fund also intends to enter into short sales and other similar transactions. The Fund, at times, may also hold U.S. Government securities or cash equivalents, such as money market instruments. The percentage of the Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Fund shares. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Sub-Advisor selects a set of factors that it believes are indicative of the future value and growth of developed market countries and their respective currencies. The factors are then incorporated into an investment model developed by the Sub-Advisor to produce a ranking of those countries included in the Index that demonstrate the greatest potential for return, as well as the asset allocation among those countries that provides the best opportunity to capture the desired risk and return profile. Based on the results of the model, the Advisor reallocates the Fund's investments to gain exposure to a minimum of 6 and a maximum of 15 of those countries that demonstrate the greatest potential for return, while also managing risk, as predicted by the model. As a result, the Fund's exposure to the countries included in the Index will rotate periodically depending on the rankings and allocations generated by the model. For more information see "Advisor's Investment Methodology."

PRINCIPAL RISKS

The International Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

• Currency Risk • Derivatives Risk • Early Closing Risk • Foreign Issuer Exposure Risk • Investment In Investment Companies Risk	• Market Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

44

GOVERNMENT LONG BOND 1.2X STRATEGY FUND
  (FORMERLY, GOVERNMENT LONG BOND ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Government Long Bond 1.2x Strategy Fund invests principally in U.S. Government securities and in leveraged derivative instruments, such as certain futures and options contracts and swap agreements. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize its derivative positions. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Government Long Bond 1.2x Strategy Fund is appropriate for investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

PRINCIPAL RISKS

The Government Long Bond 1.2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
45

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
  (FORMERLY, INVERSE GOVERNMENT LONG BOND FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Government Long Bond Strategy Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse (opposite) of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Government Long Bond Strategy Fund's objective is to perform, on a daily basis, exactly opposite the underlying index, the daily price movement of the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Government Long Bond Strategy Fund is appropriate for investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

PRINCIPAL RISKS

The Inverse Government Long Bond Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

46

ABSOLUTE RETURN STRATEGIES FUND

FUND INFORMATION

FUND OBJECTIVE

The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than equity indices. The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Absolute Return Strategies Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. These investment strategies include, but are not limited to, those described below.

LONG/SHORT EQUITY – Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets. The Advisor seeks to execute this investment strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value, market neutral capitalization, market neutral growth and market neutral momentum.

EQUITY MARKET NEUTRAL – Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements. The Advisor seeks to execute this investment strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: market neutral value, market neutral capitalization, market neutral growth, market neutral momentum, and market neutral illiquidity premiums.

FIXED INCOME ARBITRAGE – Pursuant to a fixed income arbitrage investment strategy, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; leveraging long and short positions in securities that are related either mathematically or economically. The Advisor seeks to execute this strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: long fixed income, and duration neutral default spreads, and convertible arbitrage.

MERGER ARBITRAGE – Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition. Risk arbitrageurs typically invest in long positions in the stock of the company to be acquired and short the stock of the acquiring company. The Advisor seeks to execute this investment strategy by creating a portfolio consisting primarily of instruments that provide exposure to merger arbitrage spreads.

GLOBAL MACRO – Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility. The Advisor seeks to execute this strategy be creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: directional currency trades, directional commodity trades, currency spread trades, and volatility arbitrage spread trades.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small and mid-capitalization U.S. and foreign equity securities (though the Fund may invest in securities of any capitalization range), currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, ADRs, and corporate debt. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PROSPECTUS
47

PRINCIPAL RISKS

The Absolute Return Strategies Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Currency Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk • High Yield Risk • Investment In Investment Companies Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Portfolio Turnover Risk • Mid-Capitalization Securities Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

48

COMMODITIES STRATEGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the S&P GSCITM Commodity Index. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Commodities Strategy Fund seeks exposure to the performance of the commodities markets. The Fund will seek to gain exposure to the S&P GSCITM Commodity Index by investing in commodity-linked structured notes, exchange-traded funds ("ETFs") that provide exposure to the commodities markets, and in commodity-linked derivative instruments, including swap agreements, commodity options, and futures and options on futures, and equity securities. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Commodities Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Commodity-Linked Derivative Investment Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Energy Sector Concentration Risk • Industry Concentration Risk	• Investments In Investment Companies Risk • Market Risk • Non-Diversification Risk • Tax Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
49

HEDGED EQUITY FUND

FUND INFORMATION

FUND OBJECTIVE

The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Hedged Equity Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis. These long/short investment styles include, but are not limited to, those described below.

LONG/SHORT VALUE – Pursuant to a long/short value investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on value signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value and market neutral capitalization.

LONG/SHORT GROWTH – Pursuant to a long/short growth investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on growth signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral growth and market neutral capitalization.

LONG/SHORT MOMENTUM – Pursuant to a long/short momentum investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on price momentum signals. The Advisor attempts to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral momentum and market neutral capitalization.

COVERED CALL WRITING – Pursuant to a covered call writing investment strategy, portfolio managers seek to generate potential returns through the sale of call options covered by the holdings in the portfolio. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity and covered call options.

Each of these investment styles may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate long/short hedge fund portfolio characteristics as well as providing risk diversification. The Fund invests in core long positions at all times and, as a result, tends to have a long market bias.

Under normal circumstances, the Fund will invest principally in long and short positions in small and mid-capitalization U.S. and foreign equity securities (though the Fund may invest in securities of any capitalization range), or derivatives thereof, including futures, options and swap agreements, ADRs, and securities of other investment companies. This is a non-fundamental policy that can be changed by the Fund upon prior notice to shareholders. The Fund may invest its remaining assets in directional and non-directional fixed income investments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Hedged Equity Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk • Investment In Investment Companies Risk • Leveraging Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

50

REAL ESTATE FUND

FUND INFORMATION

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts ("REITs"), (collectively, "Real Estate Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Real Estate Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Real Estate Companies that have small to mid-sized capitalizations. Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the real estate sector and therefore may be concentrated in an industry or group of industries within the real estate sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Real Estate Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Real Estate Sector Concentration Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
51

STRENGTHENING DOLLAR 2X STRATEGY FUND
  (FORMERLY, DYNAMIC STRENGTHENING DOLLAR FUND)

FUND INFORMATION

FUND OBJECTIVE

The Strengthening Dollar 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the underlying index (e.g., if the index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Strengthening Dollar 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Investing in leveraged derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions.The Fund also may enter into repurchase agreements. The U.S. Dollar Index® is a broad based, diversified index representing an investment in the U.S. Dollar. The New York Board of Trade determines the value of the U.S. Dollar Index® by averaging the exchange rates between the U.S. Dollar and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Strengthening Dollar 2x Strategy Fund is appropriate for investors who expect the U.S. Dollar Index® to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index® goes down.

PRINCIPAL RISKS

The Strengthening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Currency Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Non-Diversification Risk • Status As A Regulated Investment Company Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

52

WEAKENING DOLLAR 2X STRATEGY FUND
  (FORMERLY, DYNAMIC WEAKENING DOLLAR FUND)

FUND INFORMATION

FUND OBJECTIVE

The Weakening Dollar 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Weakening Dollar 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged derivative instruments, such as index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Engaging in short sales and investing in leveraged derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements. The U.S. Dollar Index® is a broad based, diversified index representing an investment in the U.S. Dollar. The New York Board of Trade determines the value of the U.S. Dollar Index® by averaging the exchange rates between the U.S. Dollar and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Weakening Dollar 2x Strategy Fund is appropriate for investors who expect the U.S. Dollar Index® to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index® goes up.

PRINCIPAL RISKS

The Weakening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Currency Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Non-Diversification Risk • Short Sales Risk • Status As A Regulated Investment Company Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 60 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
53

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

	DOW 2X STRATEGY	NASDAQ- 100® 2X STRATEGY	S&P 500 2X STRATEGY	INVERSE DOW 2X STRATEGY	INVERSE MID-CAP STRATEGY	INVERSE NASDAQ- 100® STRATEGY	INVERSE RUSSELL 2000® STRATEGY	INVERSE S&P 500 STRATEGY
ACTIVE TRADING RISK	X	X	X	X	X	X	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK
COUNTERPARTY CREDIT RISK	X	X	X	X	X	X	X	X
CURRENCY RISK
DEPOSITARY RECEIPT RISK		X				X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK
FOREIGN ISSUER EXPOSURE RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK
INDUSTRY CONCENTRATION RISK		X				X
INVESTMENT IN INVESTMENT COMPANIES RISK
INVESTMENT STYLE RISK
LARGE-CAPITALIZATION SECURITIES RISK	X	X	X	X		X		X
LEVERAGING RISK	X	X	X	X
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK					X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)		X				X
SHORT SALES RISK				X	X	X	X	X
SMALL-CAPITALIZATION SECURITIES RISK							X
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK
TRACKING ERROR RISK	X	X	X	X	X	X	X	X
TRADING HALT RISK	X	X	X	X	X	X	X	X

54

	MID-CAP 1.5X STRATEGY	MULTI-CAP CORE EQUITY	NOVA	NASDAQ- 100®	RUSSELL 2000® 1.5X STRATEGY	SECTOR ROTATION	LARGE- CAP GROWTH	LARGE- CAP VALUE
ACTIVE TRADING RISK	X		X	X	X		X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK
COUNTERPARTY CREDIT RISK	X	X	X	X	X	X	X	X
CURRENCY RISK
DEPOSITARY RECEIPT RISK		X		X	X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK
FOREIGN ISSUER EXPOSURE RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK
INDUSTRY CONCENTRATION RISK				X
INVESTMENT IN INVESTMENT COMPANIES RISK
INVESTMENT STYLE RISK		X				X
LARGE-CAPITALIZATION SECURITIES RISK		X	X	X			X	X
LEVERAGING RISK	X		X		X
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK	X	X				X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK		X				X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)				X
SHORT SALES RISK						X
SMALL-CAPITALIZATION SECURITIES RISK		X			X	X
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK
TRACKING ERROR RISK	X		X	X	X		X	X
TRADING HALT RISK	X	X	X	X	X	X	X	X

PROSPECTUS
55

	MID-CAP GROWTH	MID-CAP VALUE	SMALL- CAP GROWTH	SMALL- CAP VALUE	BANKING	BASIC MATERIALS	BIO- TECHNOLOGY	CONSUMER PRODUCTS
ACTIVE TRADING RISK	X	X	X	X	X	X	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK
COUNTERPARTY CREDIT RISK	X	X	X	X
CURRENCY RISK
DEPOSITARY RECEIPT RISK					X	X	X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK
FOREIGN ISSUER EXPOSURE RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK
INDUSTRY CONCENTRATION RISK
INVESTMENT IN INVESTMENT COMPANIES RISK
INVESTMENT STYLE RISK
LARGE-CAPITALIZATION SECURITIES RISK
LEVERAGING RISK
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK	X	X			X	X	X	X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)					X	X	X	X
SHORT SALES RISK
SMALL-CAPITALIZATION SECURITIES RISK			X	X	X	X	X	X
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK
TRACKING ERROR RISK	X	X	X	X
TRADING HALT RISK	X	X	X	X	X	X	X	X

56

	ELECTRONICS	ENERGY	ENERGY SERVICES	FINANCIAL SERVICES	HEALTH CARE	INTERNET	LEISURE	PRECIOUS METALS
ACTIVE TRADING RISK	X	X	X	X	X	X	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK
COUNTERPARTY CREDIT RISK
CURRENCY RISK
DEPOSITARY RECEIPT RISK	X	X	X	X	X	X	X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK
FOREIGN ISSUER EXPOSURE RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK
INDUSTRY CONCENTRATION RISK
INVESTMENT IN INVESTMENT COMPANIES RISK
INVESTMENT STYLE RISK
LARGE-CAPITALIZATION SECURITIES RISK
LEVERAGING RISK
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK	X	X	X	X	X	X	X	X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)	X	X	X	X	X	X	X	X
SHORT SALES RISK
SMALL-CAPITALIZATION SECURITIES RISK	X	X	X	X	X	X	X	X
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK
TRACKING ERROR RISK
TRADING HALT RISK	X	X	X	X	X	X	X	X

PROSPECTUS
57

	RETAILING	TECHNOLOGY	TELECOMMUNI- CATIONS	TRANS- PORTATION	UTILITIES	EUROPE 1.25X STRATEGY	JAPAN 1.25X STRATEGY	INTER- NATIONAL ROTATION
ACTIVE TRADING RISK	X	X	X	X	X	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK
COUNTERPARTY CREDIT RISK						X	X
CURRENCY RISK						X	X	X
DEPOSITARY RECEIPT RISK	X	X	X	X	X	X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK
FOREIGN ISSUER EXPOSURE RISK								X
GEOGRAPHIC CONCENTRATION IN EUROPE RISK						X
GEOGRAPHIC CONCENTRATION IN JAPAN RISK							X
HIGH YIELD RISK
INDUSTRY CONCENTRATION RISK
INVESTMENT IN INVESTMENT COMPANIES RISK								X
INVESTMENT STYLE RISK
LARGE-CAPITALIZATION SECURITIES RISK
LEVERAGING RISK						X	X
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK	X	X	X	X	X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK								X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)	X	X	X	X	X
SHORT SALES RISK								X
SMALL-CAPITALIZATION SECURITIES RISK	X	X	X	X	X
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK
TRACKING ERROR RISK						X	X
TRADING HALT RISK	X	X	X	X	X	X	X	X

58

	GOVERNMENT LONG BOND 1.2X STRATEGY	INVERSE GOVERNMENT LONG BOND STRATEGY	ABSOLUTE RETURN STRATEGIES	COMMODITIES STRATEGY	HEDGED EQUITY	REAL ESTATE	STRENGTHENING DOLLAR 2X STRATEGY	WEAKENING DOLLAR 2X STRATEGY
ACTIVE TRADING RISK	X	X				X	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK				X
COUNTERPARTY CREDIT RISK	X	X	X	X	X		X	X
CURRENCY RISK			X				X	X
DEPOSITARY RECEIPT RISK			X		X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK	X	X	X		X
FOREIGN ISSUER EXPOSURE RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK			X
INDUSTRY CONCENTRATION RISK				X		X
INVESTMENT IN INVESTMENT COMPANIES RISK			X	X	X
INVESTMENT STYLE RISK
LARGE-CAPITALIZATION SECURITIES RISK
LEVERAGING RISK	X		X		X		X	X
MARKET RISK	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK			X		X	X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK			X		X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)				X		X
SHORT SALES RISK		X	X		X			X
SMALL-CAPITALIZATION SECURITIES RISK			X		X	X
STATUS AS A REGULATED INVESTMENT COMPANY RISK							X	X
TAX RISK				X
TRACKING ERROR RISK	X	X		X			X	X
TRADING HALT RISK	X	X	X	X	X	X	X	X

PROSPECTUS
59

DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK – A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK – The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES – The Fund invests in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P GSCITM Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

STRUCTURED NOTE RISK – The Fund intends to invest in commodity, currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and in the case of the Commodities Strategy Fund, structured notes. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and the Commodities Strategy Fund may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

CREDIT DEFAULT SWAP RISK – The Absolute Return Strategies Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if each Fund invested

60

directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

CURRENCY RISK – The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Similarly, the Strengthening Dollar 2x Strategy Fund's exposure to the U.S. Dollar Index® subjects the Fund to the risk that foreign currencies will appreciate in value relative to the U.S. Dollar. Conversely, the Weakening Dollar 2x Strategy Fund's exposure to the U.S. Dollar Index® subjects the Fund to the risk that foreign currencies will depreciate in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK – The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

• The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

• Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

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EARLY CLOSING RISK – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK – The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund or Inverse Government Long Bond Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and ETFs, which are indirectly linked to the performance of foreign issuers. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK – Because a significant portion of the assets of the Europe 1.25x Strategy Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK – Targeting Japan could hurt the Japan 1.25x Strategy Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of the Fund to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

INDUSTRY CONCENTRATION RISK – The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INVESTMENT IN INVESTMENT COMPANIES RISK – The Fund may purchase shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may

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vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, and therefore, is not subject to the regulatory scheme of the Investment Company Act of 1940.

The Commodities Strategy Fund and International Rotation Fund may invest to a significant extent in shares of ETFs to gain exposure necessary to achieve each Fund's respective investment objective. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, Amex, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments.

The ability to redeem large blocks of ETF shares has historically resulted in the market price of individual ETF shares being at or near the net asset value of the ETF's underlying investments. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if it had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. Lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund and the underlying funds may invest in investment companies and other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, and therefore, not subject to the regulatory scheme of the Investment Company Act of 1940.

INVESTMENT STYLE RISK – The Multi-Cap Core Equity Fund is subject to the risk that the Advisor's use of a multi-cap value and growth-oriented investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when multi-cap value and growth-oriented investing is out of favor. The Sector Rotation Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

LARGE-CAPITALIZATION SECURITIES RISK – The Dow 2x Strategy, NASDAQ-100® 2x Strategy, S&P 500 2x Strategy, Multi-Cap Core Equity, Nova, NASDAQ-100®, Large-Cap Growth and Large-Cap Value Funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse Dow 2x Strategy, Inverse NASDAQ-100® Strategy, and Inverse S&P 500 Strategy Funds are subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund will engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. Beacause the Fund's (except for the Absolute Return Strategies and Hedged Equity Funds') investment strategies involve consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK – The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund and International Rotation Fund, may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

MID-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. For the Mid-Cap 1.5x Strategy, Multi-Cap Core Equity, Sector

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Rotation, Mid-Cap Growth, Mid-Cap Value, Sector, Absolute Return Strategies, Hedged Equity, and Real Estate Funds, medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. For the Inverse Mid-Cap Strategy Fund, medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK – The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SECTOR CONCENTRATION RISK – The Sector Concentration Risk applicable to each Fund is as follows:

BANKING SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the banking sector that the Banking Fund purchases will underperform the market as a whole. To the extent that the Banking Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

BASIC MATERIALS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the basic materials sector that the Basic Materials Fund purchases will underperform the market as a whole. To the extent that the Basic Materials Fund's investments are concentrated in issuers conducting business in the basic materials sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

BIOTECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the biotechnology sector that the Biotechnology Fund purchases will underperform the market as a whole. To the extent that the Biotechnology Fund's investments are concentrated in issuers conducting business in the biotechnology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the consumer products sector that the Consumer Products Fund purchases will underperform the market as a whole. To the extent that the Consumer Product Fund's investments are concentrated in issuers conducting business in the consumer products sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

ELECTRONICS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the electronics sector that the Electronics Fund purchases will underperform the market as a whole. To the extent that the Electronics Fund's investments are concentrated in issuers conducting business in the electronics sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs, and may face competition from subsidized foreign competitors with lower production costs.

ENERGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the energy sector and energy sector commodities that the Energy Fund and the Commodities Strategy Fund purchase will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Funds', or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds', investments are concentrated in issuers conducting business in the energy sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies and energy sector commodities may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

ENERGY SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the energy services sector that the Energy Services Fund purchases will underperform the market as a whole. To the extent that the Energy Services Fund's investments are concentrated in issuers conducting business in the energy services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions

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and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

FINANCIAL SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the financial services sector that the Financial Services Fund purchases will underperform the market as a whole. To the extent that the Financial Services Fund's investments are concentrated in issuers conducting business in the financial services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

HEALTH CARE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the health care sector that the Health Care Fund purchases will underperform the market as a whole. To the extent that the Health Care Fund's investments are concentrated in issuers conducting business in the health care sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

INTERNET SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the Internet sector that the Internet Fund purchases will underperform the market as a whole. To the extent that the Internet Fund's investments are concentrated in issuers conducting business in the Internet sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

LEISURE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the leisure sector that the Leisure Fund purchases will underperform the market as a whole. To the extent that the Leisure Fund's investments are concentrated in issuers conducting business in the leisure sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

PRECIOUS METALS SECTOR CONCENTRATION RISK – The risk that the relatively few securities of issuers in the mining industry that the Precious Metals Fund purchases will under perform the market as a whole. To the extent that the Precious Metals Fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals and securities of Precious Metals Companies may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

REAL ESTATE SECTOR CONCENTRATION RISK – The risk that the securities of real estate companies that the Real Estate Fund purchases will underperform the market as a whole. To the extent that the Fund's, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds', investments are concentrated in real estate companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting real estate companies. Investments in real estate companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

RETAILING SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the retailing sector that the Retailing Fund purchases will underperform the market as a whole. To the extent that the Retailing Fund's investments are concentrated in issuers conducting business in the retailing sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending,

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which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

TECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the telecommunications sector that the Telecommunications Fund purchases will underperform the market as a whole. To the extent that the Telecommunications Fund's investments are concentrated in issuers conducting business in the telecommunications sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

TRANSPORTATION SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the transportation sector that the Transportation Fund purchases will underperform the market as a whole. To the extent that the Transportation Fund's investments are concentrated in issuers conducting business in the transportation sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

UTILITIES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the utilities sector that the Utilities Fund purchases will underperform the market as a whole. To the extent that the Utilities Fund's investments are concentrated in issuers conducting business in the utilities sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

SHORT SALES RISK – Short sales are transactions in which the Fund, sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to

66

adverse developments than larger capitalization companies. These securities may or may not pay dividends. For the Multi-Cap Core Equity, Russell 2000® 1.5x Strategy, Sector Rotation, Small-Cap Growth, Small-Cap Value, Sector, Absolute Return Strategies, Hedged Equity and Real Estate Funds, small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. For the Inverse Russell 2000® Strategy Fund, small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

STATUS OF REGULATED INVESTMENT COMPANY RISK – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Please see the Statement of Additional Information under "Special Considerations Applicable to the Fund" for additional discussion of this issue.

TAX RISK – As noted under "Commodity-Linked Derivative Investment Risk" above, the Fund currently gains most of its exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income after September 30, 2006. The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of their gross income.

The Fund has received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in these commodities-linked structured notes. See "Tax Information" for more information.

TRACKING ERROR RISK – Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.

In addition, the Nova Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse Government Long Bond Strategy Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Growth Fund, Small-Cap Value Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund, which seek to track their respective benchmarks on a daily basis, and the Mid-Cap 1.5x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, and Commodities Strategy Fund, which seek to track their respective benchmark over time, are subject to mathematical compounding which may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

The Mid-Cap 1.5x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund and Government Long Bond 1.2x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Mid-Cap 1.5x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund and Government Long Bond 1.2x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices.

The prices of the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund may be higher than for other Rydex Funds.

TRADING HALT RISK – The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

PROSPECTUS
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FUND PERFORMANCE

The following bar charts show the performance of shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how a Fund will perform in the future.

DOW 2X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2007)	16.58%	Lowest Quarter Return (quarter ended 12/31/2007)	-9.96%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
DOW 2X STRATEGY FUND	8.15%	11.20%
DOW JONES INDUSTRIAL AVERAGESM1	8.88%	9.59%

1 The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. Returns reflect no deduction for fees, expenses or taxes.

NASDAQ-100® 2X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	35.14%	Lowest Quarter Return (quarter ended 6/30/2002)	-50.46%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
NASDAQ-100® 2X Strategy Fund	28.20%	24.22%	5.62%
Nasdaq-100 Index®1	19.24%	16.62%	10.31%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ OMX Group, Inc. Returns reflect no deduction for fees, expenses, or taxes.

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S&P 500 2X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	31.24%	Lowest Quarter Return (quarter ended 9/30/2002)	-33.86%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
S&P 500 2X Strategy Fund	0.61%	18.44%	6.74%
S&P 500® Index[1]	5.49%	12.83%	7.60%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

INVERSE DOW 2X STRATEGY FUND

Highest Quarter Return (quarter ended 12/31/2007)	9.19%	Lowest Quarter Return (quarter ended 6/30/2007)	-13.59%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
INVERSE DOW 2X STRATEGY FUND	-8.99%	-11.45%
DOW JONES INDUSTRIAL AVERAGESM1	8.88%	9.59%

1 The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. Returns reflect no deduction for fees, expenses or taxes.

INVERSE MID-CAP STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2006)	4.48%	Lowest Quarter Return (quarter ended 3/31/2006)	-5.95%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
INVERSE MID-CAP STRATEGY FUND	-1.98%	-7.14%
S&P MIDCAP 400® INDEX[1]	7.98%	12.17%

1 The S&P MidCap 400® Index is an unmanaged modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. Returns reflect no deduction for fees, taxes or expenses.

PROSPECTUS
69

INVERSE NASDAQ-100® STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2002)	32.20%	Lowest Quarter Return (quarter ended 12/31/2002)	-18.97%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/21/2001)
Inverse NASDAQ-100® Strategy Fund	-11.28%	-13.32%	-3.84%
Nasdaq-100 Index®1	19.24%	16.62%	0.54%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ OMX Group, Inc. Returns reflect no deduction for fees, expenses, or taxes.

INVERSE RUSSELL 2000® STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2006)	6.19%	Lowest Quarter Return (quarter ended 3/31/2006)	-11.33%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
INVERSE RUSSELL 2000® STRATEGY FUND	5.37%	-6.88%
RUSSELL 2000® INDEX[1]	-1.57%	9.94%

1 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

INVERSE S&P 500 STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2002)	17.71%	Lowest Quarter Return (quarter ended 12/31/1998)	-16.89%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS[2]
Inverse S&P 500 Strategy Fund	0.83%	-8.70%	-3.74%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

2 The Fund commenced continuous operations on June 9, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation including returns for each discrete period, were as follows: May 7, 1997 to May 21, 1997, -3.70%; and May 24, 1997 to June 3, 1997, 0.10%.

70

MID-CAP 1.5X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	27.41%	Lowest Quarter Return (quarter ended 9/30/2002)	-25.33%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Mid-Cap 1.5X Strategy Fund	3.60%	19.44%	14.46%
S&P MidCap 400® Index[1]	7.98%	16.20%	13.24%

1 The S&P MidCap 400® Index is an unmanaged modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. Returns reflect no deduction for fees, taxes or expenses.

MULTI-CAP CORE EQUITY FUND

Highest Quarter Return (quarter ended 12/31/2006)	7.66%	Lowest Quarter Return (quarter ended 12/31/2007)	-6.89%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (11/29/2005)
MULTI-CAP CORE EQUITY FUND	-5.26%	3.99%
RUSSELL 3000® INDEX[1]	5.14%	9.65%

1 The Russell 3000® Index is an unmanaged capitalization-weighted index that offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. equity market. Returns reflect no deduction for fees, expenses or taxes.

NOVA FUND

Highest Quarter Return (quarter ended 12/31/1998)	31.57%	Lowest Quarter Return (quarter ended 9/30/2002)	-26.76%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Nova Fund	1.13%	14.88%	2.30%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS
71

NASDAQ-100® FUND

Highest Quarter Return (quarter ended 12/31/1999)	53.10%	Lowest Quarter Return (quarter ended 9/30/2001)	-37.14%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
NASDAQ-100® Fund	17.82%	14.91%	6.15%
Nasdaq-100 Index®1	19.24%	16.62%	7.96%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ OMX Group, Inc. Returns reflect no deduction for fees, expenses, or taxes.

RUSSELL 2000® 1.5X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	34.94%	Lowest Quarter Return (quarter ended 9/30/2002)	-30.50%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Russell 2000® 1.5X Strategy Fund	-6.74%	19.22%	11.78%
Russell 2000® Index[1]	-1.57%	16.25%	12.44%

1 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

SECTOR ROTATION FUND

Highest Quarter Return (quarter ended 6/30/2003)	14.70%	Lowest Quarter Return (quarter ended 6/30/2006)	-6.08%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/01/2002)
Sector Rotation Fund	22.75%	17.46%	10.21%
S&P 500® Index[1]	5.49%	12.83%	7.40%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

72

LARGE-CAP GROWTH FUND

Highest Quarter Return (quarter ended 6/30/2007)	5.39%	Lowest Quarter Return (quarter ended 6/30/2006)	-5.39%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
LARGE-CAP GROWTH FUND	4.87%	4.46%
S&P 500/CITIGROUP PURE GROWTH INDEX[1]	6.64%	8.88%

1 The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

LARGE-CAP VALUE FUND

Highest Quarter Return (quarter ended 12/31/2006)	7.67%	Lowest Quarter Return (quarter ended 12/31/2007)	-7.01%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
LARGE-CAP VALUE FUND	-5.37%	7.54%
S&P 500/CITIGROUP PURE VALUE INDEX[1]	-3.69%	13.46%

1 The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

MID-CAP GROWTH FUND

Highest Quarter Return (quarter ended 12/31/2006)	7.61%	Lowest Quarter Return (quarter ended 6/30/2006)	-7.00%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
MID-CAP GROWTH FUND	8.42%	8.60%
S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX[1]	10.29%	11.38%

1 The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

PROSPECTUS
73

MID-CAP VALUE FUND

Highest Quarter Return (quarter ended 12/31/2006)	9.78%	Lowest Quarter Return (quarter ended 12/31/2007)	-6.06%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
MID-CAP VALUE FUND	-4.85%	9.41%
S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX[1]	-3.17%	11.69%

1 The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

SMALL-CAP GROWTH FUND

Highest Quarter Return (quarter ended 3/31/2006)	9.53%	Lowest Quarter Return (quarter ended 12/31/2007)	-6.80%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
SMALL-CAP GROWTH FUND	-0.11%	7.95%
S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX[1]	1.51%	10.47%

1 The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

SMALL-CAP VALUE FUND

Highest Quarter Return (quarter ended 3/31/2006)	13.21%	Lowest Quarter Return (quarter ended 9/30/2007)	-12.72%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
SMALL-CAP VALUE FUND	-20.36%	4.17%
S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX[1]	-18.60%	8.28%

1 The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

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BANKING FUND

Highest Quarter Return (quarter ended 6/30/2003)	15.53%	Lowest Quarter Return (quarter ended 12/31/2007)	-17.43%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Banking Fund	-27.08%	3.58%	2.68%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

BASIC MATERIALS FUND

Highest Quarter Return (quarter ended 12/31/2003)	22.09%	Lowest Quarter Return (quarter ended 9/30/2002)	-23.95%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Basic Materials Fund	33.97%	22.04%	13.22%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

BIOTECHNOLOGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	26.15%	Lowest Quarter Return (quarter ended 6/30/2002)	-32.74%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Biotechnology Fund	4.40%	9.92%	-2.14%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS
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CONSUMER PRODUCTS FUND

Highest Quarter Return (quarter ended 6/30/2003)	15.29%	Lowest Quarter Return (quarter ended 9/30/2002)	-10.85%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/29/2001)
Consumer Products Fund	11.08%	12.40%	8.87%
S&P 500® Index[1]	5.49%	12.83%	4.07%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

ELECTRONICS FUND

Highest Quarter Return (quarter ended 6/30/2003)	26.45%	Lowest Quarter Return (quarter ended 9/30/2002)	-38.25%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (08/03/2001)
Electronics Fund	-2.50%	6.58%	-7.95%
S&P 500® Index[1]	5.49%	12.83%	4.85%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

ENERGY FUND

Highest Quarter Return (quarter ended 9/30/2005)	20.27%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.97%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/29/2001)
Energy Fund	33.22%	27.44%	14.59%
S&P 500® Index[1]	5.49%	12.83%	4.07%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

76

ENERGY SERVICES FUND

Highest Quarter Return (quarter ended 9/30/2005)	22.76%	Lowest Quarter Return (quarter ended 9/30/2002)	-18.84%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Energy Services Fund	37.10%	26.75%	11.30%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

FINANCIAL SERVICES FUND

Highest Quarter Return (quarter ended 6/30/2003)	17.22%	Lowest Quarter Return (quarter ended 9/30/2002)	-19.17%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (07/20/2001)
Financial Services Fund	-18.80%	8.15%	2.88%
S&P 500® Index[1]	5.49%	12.83%	4.87%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

HEALTH CARE FUND

Highest Quarter Return (quarter ended 6/30/2003)	15.44%	Lowest Quarter Return (quarter ended 6/30/2002)	-16.57%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (06/19/2001)
Health Care Fund	6.02%	11.19%	3.78%
S&P 500® Index[1]	5.49%	12.83%	4.80%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS
77

INTERNET FUND

Highest Quarter Return (quarter ended 6/30/2003)	31.55%	Lowest Quarter Return (quarter ended 6/30/2002)	-30.83%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/24/2001)
Internet Fund	10.39%	17.87%	-3.09%
S&P 500® Index[1]	5.49%	12.83%	3.75%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

LEISURE FUND

Highest Quarter Return (quarter ended 6/30/2003)	17.59%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.30%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/22/2001)
Leisure Fund	-2.54%	13.85%	2.53%
S&P 500® Index[1]	5.49%	12.83%	3.55%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PRECIOUS METALS FUND

Highest Quarter Return (quarter ended 3/31/2002)	31.42%	Lowest Quarter Return (quarter ended 6/30/2004)	-20.72%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Precious Metals Fund	19.55%	16.23%	8.25%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

78

RETAILING FUND

Highest Quarter Return (quarter ended 6/30/2003)	19.69%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.72%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (07/23/2001)
Retailing Fund	-12.60%	8.60%	3.01%
S&P 500® Index[1]	5.49%	12.83%	5.15%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

TECHNOLOGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	27.34%	Lowest Quarter Return (quarter ended 9/30/2002)	-26.87%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Technology Fund	10.38%	14.48%	-1.71%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

TELECOMMUNICATIONS FUND

Highest Quarter Return (quarter ended 12/31/2002)	38.10%	Lowest Quarter Return (quarter ended 6/30/2002)	-28.27%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (07/27/2001)
Telecommunications Fund	9.23%	14.74%	1.27%
S&P 500® Index[1]	5.49%	12.83%	4.96%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS
79

TRANSPORTATION FUND

Highest Quarter Return (quarter ended 12/31/2004)	17.88%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.89%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (06/11/2001)
Transportation Fund	-8.75%	9.52%	4.78%
S&P 500® Index[1]	5.49%	12.83%	4.25%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

UTILITIES FUND

Highest Quarter Return (quarter ended 6/30/2003)	20.68%	Lowest Quarter Return (quarter ended 9/30/2002)	-22.51%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Utilities Fund	12.86%	17.30%	1.27%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

EUROPE 1.25X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	27.39%	Lowest Quarter Return (quarter ended 9/30/2002)	-28.86%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Europe 1.25X Strategy Fund	13.06%	20.95%	12.41%
Dow Jones STOXX 50 IndexSM1	13.78%	19.73%	12.90%

1 The Dow Jones STOXX 50 IndexSM is an unmanaged index that is a widely recognized indicator of European stock market performance. Returns reflect no deduction for fees, expenses or taxes. Stoxx and Dow Jones claim copyright and other proprietary interest in Dow Jones STOXX 50 IndexSM. The Dow Jones STOXX 50 IndexSM and the related trademarks have been licensed for certain purposes by the Advisor.

80

JAPAN 1.25X STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2003)	24.29%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.53%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Japan 1.25X Strategy Fund	-11.23%	11.27%	3.67%
Topix 100 Index[1]	-5.56%	12.91%	6.57%

1 The Topix 100 Index is an unmanaged index that is a widely recognized indicator of Japanese stock market performance. Returns reflect no deduction for fees, expenses or taxes.

INTERNATIONAL ROTATION FUND

The International Rotation Fund has not yet commenced operations and therefore, it does not have a performance history.

GOVERNMENT LONG BOND 1.2X STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2002)	17.53%	Lowest Quarter Return (quarter ended 3/31/1999)	-9.57%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Government Long Bond 1.2X Strategy Fund	9.77%	4.29%	4.68%
Lehman Long Treasury Bond Index[1]	9.81%	5.63%	7.14%

1 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance. Returns reflect no deduction for fees, expenses or taxes.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Highest Quarter Return (quarter ended 3/31/2006)	7.93%	Lowest Quarter Return (quarter ended 6/30/2005)	-8.58%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/01/2003)
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	-4.51%	-3.00%
LEHMAN LONG TREASURY BOND INDEX[1]	9.81%	5.50%

1 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance. Returns reflect no deduction for fees, expenses or taxes.

PROSPECTUS
81

ABSOLUTE RETURN STRATEGIES FUND

Highest Quarter Return (quarter ended 6/30/2007)	3.70%	Lowest Quarter Return (quarter ended 9/30/2007)	-1.55%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (11/29/2005)
ABSOLUTE RETURN STRATEGIES FUND	3.84%	5.41%
DOW JONES HEDGE FUND BALANCED PORTFOLIO INDEX[1]	7.54%	8.72%

1 The Dow Jones Hedge Fund Balanced Portfolio Index is an unmanaged index that reflects the performance of a portfolio that is allocated approximately equally among six strategies on an asset management platform that seeks to track the Dow Jones Hedge Fund Strategy Benchmarks. The six strategies included are: Convertible Arbitrage, Distressed Securities, Event Driven, Equity Long/Short, Equity Market Neutral and Merger Arbitrage. Returns reflect no deduction for fees, expenses or taxes.

COMMODITIES STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2007)	11.66%	Lowest Quarter Return (quarter ended 9/30/2006)	-17.62%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (09/30/2005)
COMMODITIES STRATEGY FUND	31.02%	-2.07%
S&P GSCITM COMMODITY INDEX[1]	32.68%	-0.04%

1 The S&P GSCITM Commodity Index, formerly known as the GSCI® Total Return Index, is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities.

HEDGED EQUITY FUND

Highest Quarter Return (quarter ended 3/31/2006)	4.52%	Lowest Quarter Return (quarter ended 9/30/2007)	-2.36%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (11/29/2005)
HEDGED EQUITY FUND	3.16%	5.88%
DOW JONES HEDGE FUND EQUITY LONG/SHORT INDEX[1]	19.79%	13.89%

1 The Dow Jones Hedge Fund Equity Long/Short Index is an unmanaged index that reflects the performance of a portfolio that seeks to produce risk and return characteristics sim-lar to that produced by the equity long/short strategy commonly employed by hedge funds. Returns reflect no deduction for fees, expenses or taxes.

82

REAL ESTATE FUND

Highest Quarter Return (quarter ended 12/31/2004)	14.32%	Lowest Quarter Return (quarter ended 12/31/2007)	-12.35%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Real Estate Fund	-19.12%	13.85%	11.45%
S&P 500® Index[1]	5.49%	12.83%	7.60%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P"), on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

STRENGTHENING DOLLAR 2X STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2006)	4.01%	Lowest Quarter Return (quarter ended 9/30/2007)	-8.75%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (09/30/2005)
STRENGTHENING DOLLAR 2X STRATEGY FUND	-10.89%	-8.36%
U.S. DOLLAR INDEX® [1]	-8.31%	-6.63%

1 The U.S. Dollar Index® provides a general indication of the international value of the U.S. Dollar. The Index does this by averaging the exchange rates between the U.S. Dollar and six major world currencies (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc). The Index is calculated continuously using foreign exchange quotes from hundreds of banks around the world.

WEAKENING DOLLAR 2X STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2007)	10.94%	Lowest Quarter Return (quarter ended 9/30/2006)	-2.58%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (09/30/2005)
WEAKENING DOLLAR 2X STRATEGY FUND	18.12%	14.02%
U.S. DOLLAR INDEX® [1]	-8.31%	-6.63%

1 The U.S. Dollar Index® provides a general indication of the international value of the U.S. Dollar. The Index does this by averaging the exchange rates between the U.S. Dollar and six major world currencies (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc). The Index is calculated continuously using foreign exchange quotes from hundreds of banks around the world.

PROSPECTUS
83

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUNDS SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLES AND EXAMPLES DO NO REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLES AND EXAMPLES WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

	DOW 2X STRATEGY FUND	NASDAQ-100® 2X STRATEGY FUND	S&P 500 2X STRATEGY FUND	INVERSE DOW 2X STRATEGY FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.90%	0.90%	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.73%	0.76%	0.72%	0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.63%	1.66%	1.62%	1.66%
	INVERSE MID-CAP STRATEGY FUND	INVERSE NASDAQ-100® STRATEGY FUND	INVERSE RUSSELL 2000® STRATEGY FUND	INVERSE S&P 500 STRATEGY FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.90%	0.90%	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE
TOTAL OTHER EXPENSES	0.77%	0.78%	0.77%	0.73%
OTHER EXPENSES	0.77%	0.78%	0.77%	0.73%
SHORT DIVIDEND EXPENSES	NONE	NONE	NONE	NONE
TOTAL ANNUAL FUND OPERATING EXPENSES	1.67%	1.68%	1.67%	1.63%

84

	MID-CAP 1.5X STRATEGY FUND	MULTI-CAP CORE EQUITY FUND	NOVA FUND	NASDAQ-100® FUND	RUSSELL 2000® 1.5X STRATEGY FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.50%[1]	0.75%	0.75%	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.74%	0.77%	0.71%	0.76%	0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.64%	1.27%	1.46%	1.51%	1.66%
	SECTOR ROTATION FUND	LARGE-CAP GROWTH FUND	LARGE-CAP VALUE FUND	MID-CAP GROWTH FUND	MID-CAP VALUE FUND
SHAREHOLDER FEES	NONE	NONE	NONE	NONE	NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.75%	0.75%	0.75%	0.75%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.71%	0.73%	0.74%	0.73%	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.61%	1.48%	1.49%	1.48%	1.49%

1 The Management Fee paid to the Advisor for providing services to the Fund consists of a basic annual fee rate of 0.70% of the Fund's average daily net assets, and a performance adjustment, resulting in a minimum fee of 0.50% and a maximum fee of 0.90%. Because the performance adjustment is applied relative to the performance of the Russell 3000® Index, the Advisor could receive a positive performance adjustment even during periods where the Fund's performance is negative. See "Management of the Funds" for additional information.

PROSPECTUS
85

	SMALL-CAP GROWTH FUND	SMALL-CAP VALUE FUND	BANKING FUND	BASIC MATERIALS FUND	BIOTECHNOLOGY FUND	CONSUMER PRODUCTS FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%	0.75%	0.85%	0.85%	0.85%	0.85%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.74%	0.74%	0.74%	0.73%	0.74%	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.49%	1.49%	1.59%	1.58%	1.59%	1.59%
	ELECTRONICS FUND	ENERGY FUND	ENERGY SERVICES FUND	FINANCIAL SERVICES FUND	HEALTH CARE FUND	INTERNET FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.74%	0.73%	0.73%	0.74%	0.74%	0.69%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%	1.58%	1.58%	1.59%	1.59%	1.54%

86

	LEISURE FUND	PRECIOUS METALS FUND	RETAILING FUND	TECHNOLOGY FUND	TELECOMMUNI- CATIONS FUND	TRANSPORTATION FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%	0.75%	0.85%	0.85%	0.85%	0.85%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.74%	0.70%	0.75%	0.71%	0.73%	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%	1.45%	1.60%	1.56%	1.58%	1.60%
	UTILITIES FUND	EUROPE 1.25x STRATEGY FUND	JAPAN 1.25x STRATEGY FUND	INTER- NATIONAL ROTATION FUND	GOVERNMENT LONG BOND 1.2x STRATEGY FUND	INVERSE GOVERNMENT LONG BOND STRATEGY FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%	0.90%	0.90%	0.90%	0.50%	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
TOTAL OTHER EXPENSES	0.73%	0.73%	0.74%	1.20%[1]	0.70%	2.93%
OTHER EXPENSES	0.73%	0.73%	0.74%	0.75%[1]	0.70%	0.73%
SHORT INTEREST EXPENSES	NONE	NONE	NONE	NONE	NONE	2.20%[2]
ACQUIRED FUND FEES AND EXPENSES	NONE	NONE	NONE	0.45%[3]	NONE	NONE
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%	1.63%	1.64%	2.10%	1.20%	3.83%

1 Because the Fund is new, "Total Other Expenses" and "Other Expenses" are based on estimated amounts for the current fiscal year.

2 Short Interest Expense occurs because the Fund short-sells the Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset – in its entirety or in part – by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than expenses, the expense ratio for the Inverse Government Long Bond Strategy Fund would have equaled 1.63%.

3 As a shareholder in certain funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. Because the Fund is new, "Acquired Fund Fees and Expenses" are estimated for the current fiscal year and are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown.

PROSPECTUS
87

	ABSOLUTE RETURN STRATEGIES FUND	COMMODITIES STRATEGY FUND	HEDGED EQUITY FUND		REAL ESTATE FUND
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A	N/A		N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	1.15%	0.75%	1.15%		0.85%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE		NONE
TOTAL OTHER EXPENSES	0.54%[1]	0.73%	0.66%[1]		0.75%
OTHER EXPENSES	0.02%	0.73%	0.03%		0.75%
SHORT DIVIDEND EXPENSES	0.52%[2]	NONE	0	.63%[2]	NONE
LESS FEE WAIVERS	NONE	0.20%[3]	NONE		NONE
TOTAL ANNUAL FUND OPERATING EXPENSES	1.69%	1.28%	1.81%		1.60%

	STRENGTHENING DOLLAR 2X STRATEGY FUND	WEAKENING DOLLAR 2X STRATEGY FUND
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE
OTHER EXPENSES	0.71%	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.61%	1.64%

1 The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expenses and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

2 Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the shorted security – thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 1.17% for the Absolute Return Strategies Fund and 1.18% for the Hedged Equity Fund.

3 The Advisor has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.29% annum of the average monthly net assets of the Fund (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to May 1, 2009, except with the approval of the Board of Trustees. There is no guarantee that the Contractual Fee Waiver will continue beyond May 1, 2009.

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EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
DOW 2X STRATEGY	$166	$514	$887	$1,933
NASDAQ-100® 2X STRATEGY	$169	$523	$902	$1,965
S&P 500 2X STRATEGY	$165	$511	$881	$1,922
INVERSE DOW 2X STRATEGY	$169	$523	$902	$1,965
INVERSE MID-CAP STRATEGY	$170	$526	$907	$1,976
INVERSE NASDAQ-100® STRATEGY	$171	$530	$913	$1,987
INVERSE RUSSELL 2000® STRATEGY	$170	$526	$907	$1,976
INVERSE S&P 500 STRATEGY	$166	$514	$887	$1,933
MID-CAP 1.5X STRATEGY	$167	$517	$892	$1,944
MULTI-CAP CORE EQUITY	$129	$403	$697	$1,534
NOVA	$149	$462	$797	$1,746
NASDAQ-100®	$154	$477	$824	$1,802
RUSSELL 2000® 1.5X STRATEGY	$169	$523	$902	$1,965
SECTOR ROTATION	$164	$508	$876	$1,911
LARGE-CAP GROWTH	$151	$468	$808	$1,768
LARGE-CAP VALUE	$152	$471	$813	$1,779
MID-CAP GROWTH	$151	$468	$808	$1,768
MID-CAP VALUE	$152	$471	$813	$1,779
SMALL-CAP GROWTH	$152	$471	$813	$1,779
SMALL-CAP VALUE	$152	$471	$813	$1,779
BANKING	$162	$502	$866	$1,889
BASIC MATERIALS	$161	$499	$860	$1,878
BIOTECHNOLOGY	$162	$502	$866	$1,889
CONSUMER PRODUCTS	$162	$502	$866	$1,889
ELECTRONICS	$162	$502	$866	$1,889
ENERGY	$161	$499	$860	$1,878
ENERGY SERVICES	$161	$499	$860	$1,878
FINANCIAL SERVICES	$162	$502	$866	$1,889
HEALTH CARE	$162	$502	$866	$1,889
INTERNET	$157	$486	$839	$1,834
LEISURE	$162	$502	$866	$1,889
PRECIOUS METALS	$148	$459	$792	$1,735
RETAILING	$163	$505	$871	$1,900
TECHNOLOGY	$159	$493	$850	$1,856
TELECOMMUNICATIONS	$161	$499	$860	$1,878
TRANSPORTATION	$163	$505	$871	$1,900
UTILITIES	$161	$499	$860	$1,878
EUROPE 1.25X STRATEGY	$166	$514	$887	$1,933
JAPAN 1.25X STRATEGY	$167	$517	$892	$1,944
INTERNATIONAL ROTATION	$213	$658	N/A	N/A
GOVERNMENT LONG BOND 1.2X STRATEGY	$122	$381	$660	$1,455
INVERSE GOVERNMENT LONG BOND STRATEGY	$385	$1,169	$1,972	$4,062

PROSPECTUS
89

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ABSOLUTE RETURN STRATEGIES	$172	$533	$918	$1,998
COMMODITIES STRATEGY	$130	$448	$789	$1,751
HEDGED EQUITY	$184	$569	$980	$2,127
REAL ESTATE	$163	$505	$871	$1,900
STRENGTHENING DOLLAR 2X STRATEGY	$164	$508	$876	$1,911
WEAKENING DOLLAR 2X STRATEGY	$167	$517	$892	$1,944

90

MORE INFORMATION ABOUT THE FUNDS:
BENCHMARKS AND INVESTMENT METHODOLOGY

BENCHMARK INFORMATION

The Domestic Equity Funds (except for the Multi-Cap Core Equity Fund and the Sector Rotation Fund), Domestic Equity - Style Funds, International Equity Funds (except for the International Rotation Fund), Fixed Income Funds, Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
DOW 2X STRATEGY FUND	200% OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGESM

NASDAQ-100® 2X STRATEGY FUND	200% OF THE PERFORMANCE OF THE NASDAQ-100 INDEX®

S&P 500 2X STRATEGY FUND	200% OF THE PERFORMANCE OF THE S&P 500® INDEX

INVERSE DOW 2X STRATEGY FUND	200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGESM

INVERSE MID-CAP STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P MIDCAP 400® INDEX

INVERSE NASDAQ-100® STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ-100 INDEX®

INVERSE RUSSELL 2000® STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE RUSSELL 2000® INDEX

INVERSE S&P 500 STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500® INDEX

MID-CAP 1.5X STRATEGY FUND	S&P MIDCAP 400® INDEX (THE FUND SEEKS EXPOSURE TO 150% OF THE PERFORMANCE OF ITS BENCHMARK)

NOVA FUND	150% OF THE PERFORMANCE OF THE S&P 500® INDEX

NASDAQ-100® FUND	NASDAQ-100 INDEX®

RUSSELL 2000® 1.5X STRATEGY FUND	RUSSELL 2000® INDEX (THE FUND SEEKS EXPOSURE TO 150% OF THE PERFORMANCE OF ITS BENCHMARK)

LARGE-CAP GROWTH FUND	S&P 500/CITIGROUP PURE GROWTH INDEX

LARGE-CAP VALUE FUND	S&P 500/CITIGROUP PURE VALUE INDEX

MID-CAP GROWTH FUND	S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX

MID-CAP VALUE FUND	S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX

SMALL-CAP GROWTH FUND	S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX

SMALL-CAP VALUE FUND	S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX

EUROPE 1.25X STRATEGY FUND	DOW JONES STOXX 50 INDEXSM (THE FUND SEEKS EXPOSURE TO 125% OF THE PERFORMANCE OF ITS BENCHMARK)

JAPAN 1.25X STRATEGY FUND	TOPIX 100 INDEX (THE FUND SEEKS EXPOSURE TO 125% OF THE PERFORMANCE OF ITS BENCHMARK)

GOVERNMENT LONG BOND 1.2X STRATEGY FUND	LONG TREASURY BOND (THE FUND SEEKS EXPOSURE TO 120% OF THE PERFORMANCE OF ITS BENCHMARK)

INVERSE GOVERNMENT LONG BOND STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG TREASURY BOND

COMMODITIES STRATEGY FUND	S&P GSCITM COMMODITY INDEX

STRENGTHENING DOLLAR 2X STRATEGY FUND	200% OF THE PERFORMANCE OF THE U.S. DOLLAR INDEX®

WEAKENING DOLLAR 2X STRATEGY FUND	200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE U.S. DOLLAR INDEX®

A BRIEF GUIDE TO THE UNDERLYING INDICES

DOW JONES INDUSTRIAL AVERAGESM. The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. The index is published by Dow Jones and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors. As of December 31, 2007, the Dow Jones Industrial AverageSM included companies with a capitalization range of $14.1 billion to $511.9 billion.

DOW JONES STOXX 50® INDEX. The Dow Jones Stoxx 50® Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 31, 2007, the Dow Jones Stoxx 50® Index included companies with a capitalization range of $35.2 billion to $231 billion.

NASDAQ-100 INDEX®. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. As of December 31, 2007, the NASDAQ-100 Index® included companies with a capitalization range of $2.9 billion to $333 billion.

PROSPECTUS
91

RUSSELL 2000® INDEX. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 11% of the Russell 3000® total market capitalization. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2007, the Russell 2000® Index included companies with a capitalization range of $27 million to $8.6 billion.

S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2007, the S&P 500 Index included companies with a capitalization range of $708 million to $511.9 billion.

S&P 500/CITIGROUP PURE GROWTH INDEX. The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of December 31, 2007, the S&P 500/Citigroup Pure Growth Index included companies with a capitalization range of $1.9 billion to $511.9 billion.

S&P 500/CITIGROUP PURE VALUE INDEX. The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of December 31, 2007, the S&P 500/Citigroup Pure Value Index included companies with a capitalization range of $708 million to $252.1 billion.

S&P GSCITM COMMODITY INDEX (FORMERLY, THE GSCI® TOTAL RETURN INDEX). The S&P GSCITM Commodity Index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The S&P GSCITM Commodity Index is significantly different than the return from buying physical commodities.

S&P MIDCAP 400 INDEX. The S&P MidCap 400 Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 31, 2007, the S&P MidCap 400 Index included companies with a capitalization range of $342 million to $12.3 billion.

S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX. The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 31, 2007, the S&P MidCap 400/Citigroup Pure Growth Index included companies with a capitalization range of $560 million to $12.3 billion.

S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX. The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. As of December 31, 2007, the S&P MidCap 400/Citigroup Pure Value Index included companies with a capitalization range of $420 million to $6.3 billion.

S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX. The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of December 31, 2007, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with a capitalization range of $167 million to $4.8 billion.

S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX. The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of December 31, 2007, the S&P SmallCap 600/Citigroup Pure Value Index included companies with a capitalization range of $89 million to $3.5 billion.

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 31, 2007, the Topix 100 Index included companies with a capitalization range of $5.7 billion to $194.2 billion.

U.S. DOLLAR INDEX®. The U.S. Dollar Index® (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by calculating the weighted average of the change in six major foreign currency exchange rates (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc) against the U.S. Dollar. The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world.

92

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume: (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 9.28%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended in 2007 of the indices underlying the Funds' benchmarks is as follows: Dow Jones Industrial AverageSM — 9.21%; Dow Jones STOXX 50® Index — 10.84%; NASDAQ-100 Index® — 15.28%; Russell 2000® Index — 14.41%; S&P 500 Index — 9.28%; S&P MidCap 400 Index — 11.02%; Topix 100 Index — 13.89%; and U.S. Dollar Index® — 6.96%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

PROSPECTUS
93

94

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Multi-Cap Core Equity Fund and Sector Rotation Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, the Fund may not achieve its investment objective.

DOMESTIC EQUITY FUNDS (EXCEPT FOR THE MULTI-CAP CORE EQUITY FUND AND SECTOR ROTATION FUND), DOMESTIC EQUITY-STYLE FUNDS, INTERNATIONAL EQUITY FUNDS (EXCEPT FOR THE INTERNATIONAL ROTATION FUND), FIXED INCOME FUNDS, COMMODITIES STRATEGY FUND, STRENGTHENING DOLLAR 2x STRATEGY FUND AND WEAKENING DOLLAR 2x STRATEGY FUND. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds — Dow 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, S&P 500 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund — are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse Dow 2x Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Government Long Bond Strategy Fund and Weakening Dollar 2x Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.

MULTI-CAP CORE EQUITY FUND. The Advisor manages the Fund using quantitative investment strategies. This quantitative investment approach relies on financial models and computer databases to assist in the allocation of assets and selection of securities. The Fund's investments are allocated into "capitalization specific" segments of the U.S. equity market. These segments are designed to cover the large-cap, mid-cap and small-cap segments of the market. The Advisor generally considers the largest 200 companies to represent the large-cap segment, the next largest 800 companies to represent the mid-cap segment and the smallest 2,000 companies to represent the small-cap segment. The Advisor generally allocates the Fund's investments equally among the size segments and rebalances periodically using a quantitative methodology designed to maintain its target allocations.

In selecting Fund investments, the Advisor considers a universe of approximately 3,000 securities eligible for purchase, representing approximately 98% of the total capitalization of the U.S. equity market. The Advisor uses a quantitative investment approach to select securities using a set of factors ("the Model") that it believes are indicative of future returns. These include value and growth factors such as relative price-to-book ratios and free-cash flow growth measures, respectively. The factors are intended to complement each other and to generate more consistent positive returns. The Advisor believes that each factor offers a unique perspective that when combined with the other factors considered offers insight into security selection that is greater than any one singular view. Securities are evaluated within each of the three size segments and compared to their appropriate peers in order to mitigate bias in the investment process. When constructing the portfolio, the Advisor considers the security's relative attractiveness according to the Model, its relative contribution to the portfolio's risk, and its ability to reduce or hedge unwanted risks.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2,000 securities are eligible for purchase from the industry buy lists. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of volatility in the top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

SECTOR AND REAL ESTATE FUNDS. In managing the Sector and Real Estate Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector using Global Industry Classification Standard (GICS) codes. The Advisor then employs a quantitative screen to ensure minimum capitalization and liquidity standards. The resulting portfolio is weighted to meet diversification standards and to generate returns respective of that sector. The Advisor monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representation of its sector.

PROSPECTUS
95

ABSOLUTE RETURN STRATEGIES AND HEDGED EQUITY FUNDS. As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. Beta is commonly referred to as market risk. In this context, the Advisor considers exposure to both directional positions (e.g., equities and/or fixed income securities) and non-directional positions (e.g., value and/or corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their exposure to them in the aggregate, and the investment returns provided by the exposure, have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Funds employ a proprietary quantitative model that uses a style analysis of the returns of the appropriate hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate segment of the hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

Directional and Non-Directional Positions

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market. For example, the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Funds will predominately have a long exposure to directional positions. There may be times that the Funds will have a short exposure to directional positions. The Funds use some, or all, of the following directional positions:

• An Equities position involves investing in a portfolio that buys a basket of stocks or derivatives thereof, such as index futures.

• A Fixed Income position involves investing in a portfolio that buys a basket of U.S. Government securities or bond futures.

• A Directional Commodity trade involves investing in precious metals, livestock, grains, and other basic goods or materials.

• A Directional Currency trade consists of purchasing or selling a basket of foreign currencies against the US Dollar.

• A Covered Call Options position involves investing in written call options on underlying securities which a Fund already owns.

• A Long Options position involves investing in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

• A Volatility Arbitrage Spread trade involves trading volatility/variance futures or swaps which provide a return based on the difference between the implied volatility in the marketplace at the time of sale and the subsequently realized market volatility. The swap is structured to include protection against extreme movements in market volatility.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Funds will predominately have a long exposure to non-directional positions. There may be times that the Funds will have short exposure to non-directional positions. The Funds use some, or all, of the following non-directional position:

• A Market Neutral Value position involves investing in a basket of stocks that exhibit traditional value characteristics and simultaneously selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Growth position involves investing in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Momentum position involves investing in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Capitalization position involves investing in a basket of small and mid-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Illiquidity Premium trade involves purchasing a basket of illiquid securities which may include, but is not limited to, closed-end funds and shorting a basket of more liquid stocks against them. The portfolio is structured to minimize market exposure.

• A Merger Arbitrage Spreads position involves investing in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

96

• A Duration Neutral Term Spreads position involves investing in long 10-year U.S. Government securities and simultaneously selling short 2-year U.S. Government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

• A Duration Neutral Default Spreads position involves investing in a basket of corporate bonds and simultaneously selling short U.S. Government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

• A Convertible Arbitrage Spread involves purchasing a basket of convertible bonds and simultaneously selling short associated equities against them. The portfolio is structured in such a way as to minimize equity and credit market exposure.

• A Currency Spread trade involves purchasing a basket of high yielding currencies and selling short a basket of low yielding currencies against it. The portfolio is structured to be dollar neutral.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Ordinarily, investors may buy shares on any day that the NYSE is open for business (a "Business Day"). However, the Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government Bond Market is closed, including Columbus Day and Veterans' Day. In addition, on any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of each Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Because the Domestic Equity Funds (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund), Domestic Equity – Style Funds, Sector Funds, International Equity Funds (except for the International Rotation Fund), Fixed Income Funds, Real Estate Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Multi-Cap Core Equity Fund, Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund, and Hedged Equity Fund are not suitable for purchase by active investors. Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Funds are sold primarily, directly and indirectly, through variable annuity and variable life insurance products, the Funds expect that

PROSPECTUS
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all shares of the Funds will be owned, directly and indirectly, on an omnibus by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Funds' ability to prevent frequent trading of the Funds will be solely dependent on the ability and willingness of the various insurance companies to assist in its prevention. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). Each insurance company may have different rules about the timing and processing of transaction orders. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund, except for the Commodities Strategy Fund and International Equity Funds, generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV. The Commodities Strategy Fund will regularly value its investments in structured notes at fair value and other investments at market prices.

The International Equity Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the International Equity Funds price their shares at the close of the NYSE. As such, the value assigned to the International Equity Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

98

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the Government Long Bond 1.2x Strategy Fund which declares and pays dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors II, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. With respect to the International Rotation Fund, the Advisor implements investment management strategies generated by the Fund's sub-advisor, Valu-Trac Investment Management Limited. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2007, based on the average daily net assets for each Fund, as set forth beow:

FUND	ADVISORY FEE
DOW 2X STRATEGY FUND	0.90%
NASDAQ-100® 2X STRATEGY FUND	0.90%
S&P 500 2X STRATEGY FUND	0.90%
INVERSE DOW 2X STRATEGY FUND	0.90%
INVERSE MID-CAP STRATEGY FUND	0.90%
INVERSE NASDAQ-100® STRATEGY FUND	0.90%
INVERSE RUSSELL 2000® STRATEGY FUND	0.90%
INVERSE S&P 500 STRATEGY FUND	0.90%
MID-CAP 1.5X STRATEGY FUND	0.90%
MULTI-CAP CORE EQUITY FUND	0.50%**
NOVA FUND	0.75%
NASDAQ-100® FUND	0.75%
RUSSELL 2000® 1.5X STRATEGY FUND	0.90%
SECTOR ROTATION FUND	0.90%
LARGE-CAP GROWTH FUND	0.75%
LARGE-CAP VALUE FUND	0.75%
MID-CAP GROWTH FUND	0.75%
MID-CAP VALUE FUND	0.75%

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FUND	ADVISORY FEE
SMALL-CAP GROWTH FUND	0.75%
SMALL-CAP VALUE FUND	0.75%
SECTOR FUNDS (EXCEPT FOR THE PRECIOUS METALS FUND)	0.85%
PRECIOUS METALS FUND	0.75%
EUROPE 1.25X STRATEGY FUND	0.90%
JAPAN 1.25X STRATEGY FUND	0.90%
INTERNATIONAL ROTATION FUND	0.90	%*
GOVERNMENT LONG BOND 1.2X STRATEGY FUND	0.50%
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	0.90%
ABSOLUTE RETURN STRATEGIES FUND	1.15%
COMMODITIES STRATEGY FUND	0.75	%***
HEDGED EQUITY FUND	1.15%
REAL ESTATE FUND	0.85%
STRENGTHENING DOLLAR 2X STRATEGY FUND	0.90%
WEAKENING DOLLAR 2X STRATEGY FUND	0.90%

*  The Fund has not yet commenced operations. The Advisory Fee reflected in the table above is the contractual fee that the Fund will pay to the Advisor upon commencement of operations.

**  The Advisor is paid a base management fee that is subject to a performance adjustment so that base fee can increase to a maximum of 0.90% or decrease to a minimum of 0.50%, depending on the investment performance of the Fund relative to the Russell 3000® Index (the "Index"). The Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. Equity market. The performance comparison will be made for a rolling 12-month period, with performance adjustments made at the end of each month beginning November 30, 2006. The 12-month comparison period will roll over with each succeeding month, so that it will always equal 12 months, ending with the month for which the performance adjustment is being computed. For every 0.0375% of difference between the performance of the Fund and the performance of the Index, the Advisor's fee will be adjusted upwards or downwards by 0.01%. The maximum annualized performance adjustment is +/- 0.20%.

***  The Advisor has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.29% per annum of the average monthly net assets of the Fund (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to May 1, 2009, except with the approval of the Board of Trustees. There is no guarantee that the Contractual Fee Waiver will continue beyond May 1, 2009.

The Advisor pays the Sub-Advisor out of the advisory fees it receives. The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Absolute Return Strategies Fund, Hedged Equity Fund, and Essential Portfolio Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, acquired fund fees and expenses, and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses and extraordinary expenses.

INVESTMENT SUB-ADVISOR

Valu-Trac Investment Management Limited, an SEC registered investment adviser, is located in Orton, Fochabers, Moray, Scotland, UK IV32 7QE, and serves as investment sub-advisor to the International Rotation Fund. The Sub-Advisor, a wholly-owned subsidiary of Valu-Trac Limited, specializes in international investments and is responsible for the development and on-going maintenance of the investment management strategy utilized by the Fund. Since 1989, the Sub-Advisor has provided investment advisory services to individuals, employee benefit plans, trusts and corporations.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement and investment sub-advisory agreement is available in the Trust's Annual Report to Shareholders, which covers the period January 1, 2007 to December 31, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. In addition to Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

Michael P. Byrum, CFA, President and CIO of Rydex Investments – As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of

100

the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Director of Alternative Investment Strategies – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Senior Portfolio Manager – Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Douglas Holmes, CFA, Director of Stock Selection and Asset Allocation – As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2007 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2007 Annual Report is incorporated by reference in the SAI.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Total Distributions
Nova Fund
December 31, 2007	$10.09	$.12	$—	$.12	$(.15)	$—	$—	$(.15)
December 31, 2006	8.56	.11	1.54	1.65	(.12)	—	—	(.12)
December 31, 2005	8.26	.05	.28	.33	(.03)	—	—	(.03)
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—
Inverse S&P 500 Strategy Fund (Formerly, Inverse S&P 500 Fund)
December 31, 2007	43.90	1.35	(1.00)	.35	(2.04)	—	—	(2.04)
December 31, 2006†††	51.50	1.70	(5.60)	(3.90)	(3.70)	—	—	(3.70)
December 31, 2005†††	51.90	.80	(1.20)	(.40)	—	—	—	—
December 31, 2004†††	57.70	(.20)	(5.60)	(5.80)	—	—	—	—
December 31, 2003†††	75.70	(.40)	(17.60)	(18.00)	—	—	—	—
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	15.39	.03	2.71	2.74	(.01)	—	—	(.01)
December 31, 2006	14.55	(.07)	.91	.84	—	—	—	—
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—
Inverse NASDAQ-100® Strategy Fund (Formerly, Inverse OTC Fund)
December 31, 2007	19.79	.64	(2.87)	(2.23)	(.57)	—	—	(.57)
December 31, 2006	21.51	.74	(1.07)	(.33)	(1.39)	—	—	(1.39)
December 31, 2005	21.24	.33	(.06)	.27	—	—	—	—
December 31, 2004	24.09	(.08)	(2.77)	(2.85)	—	—	—	—
December 31, 2003	39.04	(.22)	(14.33)	(14.55)	—	(.40)	—	(.40)
S&P 500 2x Strategy Fund (Formerly, Dynamic S&P 500 Fund)
December 31, 2007	21.71	.26	(.08)	.18	(.23)	(2.42)	—	(2.65)
December 31, 2006	18.37	.23	4.12	4.35	(.20)	(.81)	—	(1.01)
December 31, 2005	19.83	.10	.53	.63	(.02)	(2.07)	—	(2.09)
December 31, 2004	21.59	.02	2.98	3.00	—	(4.76)	—	(4.76)
December 31, 2003	16.09	(.11)	8.95	8.84	—	(3.34)	—	(3.34)
NASDAQ-100® 2x Strategy Fund (Formerly, OTC 2x Strategy Fund)
December 31, 2007	23.46	.13	6.49	6.62	(.10)	—	—	(.10)
December 31, 2006	22.39	.03	1.06	1.09	(.02)	—	—	(.02)
December 31, 2005	23.09	(.09)	(.61)	(.70)	—	—	—	—
December 31, 2004	21.73	(.06)	2.76	2.70	(.97)	(.06)	(.31)	(1.34)
December 31, 2003	11.90	(.21)	11.95	11.74	—	(1.91)	—	(1.91)

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2007	$(.03)	$10.06	1.13%	1.46%	1.12%	94%	$82,191
December 31, 2006	1.53	10.09	19.27%	1.48%	1.18%	211%	134,477
December 31, 2005	.30	8.56	3.97%	1.53%	0.60%	381%	132,018
December 31, 2004	1.05	8.26	14.62%	1.46%	0.41%	654%	130,200
December 31, 2003	2.03	7.21	39.19%	1.54%	0.09%	729%	81,816
Inverse S&P 500 Strategy Fund (Formerly, Inverse S&P 500 Fund)
December 31, 2007	(1.69)	42.21	0.83%	1.63%	3.04%	—	21,581
December 31, 2006†††	(7.60)	43.90	(7.50)%	1.63%	3.29%	—	19,025
December 31, 2005†††	(.40)	51.50	(0.77)%	1.70%	1.46%	—	32,505
December 31, 2004†††	(5.80)	51.90	(10.05)%	1.62%	(0.28)%	—	19,076
December 31, 2003†††	(18.00)	57.70	(23.78)%	1.67%	(0.59)%	—	17,822
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	2.73	18.12	17.82%	1.51%	0.18%	110%	82,492
December 31, 2006	.84	15.39	5.77%	1.49%	(0.50)%	152%	72,871
December 31, 2005	.16	14.55	1.11%	1.50%	(0.68)%	294%	102,487
December 31, 2004	1.23	14.39	9.35%	1.47%	(0.17)%	418%	191,476
December 31, 2003	4.11	13.16	45.41%	1.53%	(1.20)%	482%	127,836
Inverse NASDAQ-100® Strategy Fund (Formerly, Inverse OTC Fund)
December 31, 2007	(2.80)	16.99	(11.28)%	1.68%	3.40%	—	13,640
December 31, 2006	(1.72)	19.79	(1.40)%	1.64%	3.35%	—	23,929
December 31, 2005	.27	21.51	1.27%	1.63%	1.49%	—	19,648
December 31, 2004	(2.85)	21.24	(11.83)%	1.64%	(0.35)%	—	23,928
December 31, 2003	(14.95)	24.09	(37.37)%	1.68%	(0.73)%	—	34,563
S&P 500 2x Strategy Fund (Formerly, Dynamic S&P 500 Fund)
December 31, 2007	(2.47)	19.24	0.61%	1.62%	1.12%	104%	36,429
December 31, 2006	3.34	21.71	23.70%	1.64%	1.13%	168%	37,663
December 31, 2005	(1.46)	18.37	3.38%	1.65%	0.55%	585%	25,397
December 31, 2004	(1.76)	19.83	16.90%	1.65%	0.09%	974%	29,053
December 31, 2003	5.50	21.59	54.94%	1.69%	(0.55)%	1,085%	30,428
NASDAQ-100® 2x Strategy Fund (Formerly, OTC 2x Strategy Fund)
December 31, 2007	6.52	29.98	28.20%	1.66%	0.45%	203%	65,069
December 31, 2006	1.07	23.46	4.86%	1.65%	0.14%	250%	29,673
December 31, 2005	(.70)	22.39	(3.03)%	1.65%	(0.42)%	343%	44,313
December 31, 2004	1.36	23.09	14.21%	1.65%	(0.29)%	662%	57,599
December 31, 2003	9.83	21.73	98.63%	1.71%	(1.10)%	959%	40,632

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  †††  Per share amounts for periods ended December 31, 2003—December 31, 2006 have been restated to reflect a 1:10 reverse stock split effective April 23, 2007—See Note 10.

  §  Less than $.01 per share.

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FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Mid-Cap 1.5x Strategy Fund (Formerly, Mid-Cap Advantage Fund)
December 31, 2007	$24.20	$.28	$.65	$.93	$(.40)	$(3.01)	$(3.41)	$(2.48)
December 31, 2006	30.15	.11	3.23	3.34	(.13)	(9.16)	(9.29)	(5.95)
December 31, 2005	26.50	(.02)	3.75	3.73	—	(.08)	(.08)	3.65
December 31, 2004	24.74	(.09)	4.96	4.87	—	(3.11)	(3.11)	1.76
December 31, 2003	17.77	(.12)	9.44	9.32	—	(2.35)	(2.35)	6.97
Inverse Mid-Cap Strategy Fund (Formerly, Inverse Mid-Cap Fund)
December 31, 2007	36.96	1.06	(1.81)	(.75)	(1.18)	—	(1.18)	(1.93)
December 31, 2006	39.15	1.32	(2.83)	(1.51)	(.68)	—	(.68)	(2.19)
December 31, 2005	44.03	.70	(4.31)	(3.61)	(1.27)	—	(1.27)	(4.88)
December 31, 2004*	50.00	(.06)	(5.91)	(5.97)	—	—	—	(5.97)
Russell 2000® 1.5x Strategy Fund (Formerly, Russell 2000® Advantage Fund)
December 31, 2007	41.14	.49	(3.26)	(2.77)	(.96)	(3.21)	(4.17)	(6.94)
December 31, 2006	34.14	.19	6.93	7.12	(.12)	—	(.12)	7.00
December 31, 2005	33.65	.01	1.31	1.32	(.83)	—	(.83)	.49
December 31, 2004	29.75	(.10)	6.95	6.85	—	(2.95)	(2.95)	3.90
December 31, 2003	20.11	(.18)	13.11	12.93	—	(3.29)	(3.29)	9.64
Inverse Russell 2000® Strategy Fund (Formerly, Inverse Russell 2000® Fund)
December 31, 2007	34.61	1.10	.76	1.86	(1.81)	—	(1.81)	.05
December 31, 2006	40.60	1.30	(6.16)	(4.86)	(1.13)	—	(1.13)	(5.99)
December 31, 2005	42.83	.65	(1.98)	(1.33)	(.90)	—	(.90)	(2.23)
December 31, 2004*	50.00	(.10)	(7.07)	(7.17)	—	—	—	(7.17)
Government Long Bond 1.2x Strategy Fund (Formerly, Government Long Bond Advantage Fund)
December 31, 2007	11.56	.41	.68	1.09	(.41)	—	(.41)	.68
December 31, 2006	12.38	.42	(.82)	(.40)	(.42)	—	(.42)	(.82)
December 31, 2005	11.88	.41	.50	.91	(.41)	—	(.41)	.50
December 31, 2004	11.67	.40	.54	.94	(.40)	(.33)	(.73)	.21
December 31, 2003	13.08	.41	(.52)	(.11)	(.41)	(.89)	(1.30)	(1.41)
Inverse Government Long Bond Strategy Fund (Formerly, Inverse Government Long Bond Fund)
December 31, 2007	21.55	.70	(1.67)	(.97)	(1.00)	—	(1.00)	(1.97)
December 31, 2006	20.80	.69	.97	1.66	(.91)	—	(.91)	.75
December 31, 2005	21.95	(.07)	(1.08)	(1.15)	—	—	—	(1.15)
December 31, 2004	24.82	(.66)	(1.98)	(2.64)	—	(.23)	(.23)	(2.87)
December 31, 2003*	25.00	(.13)	(.05)	(.18)	—	—	—	(.18)

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Mid-Cap 1.5x Strategy Fund (Formerly, Mid-Cap Advantage Fund)
December 31, 2007	$21.72	3.60%	1.64%	1.64%		1.05%		368%	$27,893
December 31, 2006	24.20	10.46%	1.64%	1.64%		0.34%		478%	38,986
December 31, 2005	30.15	14.07%	1.65%	1.65%		(0.05)%		573%	51,197
December 31, 2004	26.50	22.14%	1.64%	1.64%		(0.37)%		866%	34,162
December 31, 2003	24.74	52.43%	1.70%	1.70%		(0.54)%		1,665%	18,544
Inverse Mid-Cap Strategy Fund (Formerly, Inverse Mid-Cap Fund)
December 31, 2007	35.03	(1.98)%	1.67%	1.67%		3.04%		—	3,029
December 31, 2006	36.96	(3.83)%	1.65%	1.65%		3.49%		—	5,959
December 31, 2005	39.15	(8.16)%	1.64%	1.64%		1.65%		—	2,846
December 31, 2004*	44.03	(11.94)%	1.62%**	1.62	%**	(0.17	)%**	—	1,319
Russell 2000® 1.5x Strategy Fund (Formerly, Russell 2000® Advantage Fund)
December 31, 2007	34.20	(6.74)%	1.66%	1.66%		1.16%		354%	21,879
December 31, 2006	41.14	20.85%	1.64%	1.64%		0.49%		380%	73,112
December 31, 2005	34.14	3.91%	1.63%	1.63%		0.04%		404%	38,589
December 31, 2004	33.65	25.20%	1.65%	1.65%		(0.32)%		1,171%	112,649
December 31, 2003	29.75	64.28%	1.70%	1.70%		(0.66)%		1,135%	122,995
Inverse Russell 2000® Strategy Fund (Formerly, Inverse Russell 2000® Fund)
December 31, 2007	34.66	5.37%	1.67%	1.67%		3.19%		—	11,535
December 31, 2006	34.61	(11.95)%	1.64%	1.64%		3.48%		—	12,237
December 31, 2005	40.60	(3.07)%	1.63%	1.63%		1.49%		—	11,850
December 31, 2004*	42.83	(14.34)%	1.65%**	1.65	%**	(0.29	)%**	—	4,344
Government Long Bond 1.2x Strategy Fund (Formerly, Government Long Bond Advantage Fund)
December 31, 2007	12.24	9.77%	1.20%	1.20%		3.60%		1,367%	52,250
December 31, 2006	11.56	(3.14)%	1.20%	1.20%		3.66%		1,339%	50,420
December 31, 2005	12.38	7.71%	1.18%	1.18%		3.30%		1,284%	60,160
December 31, 2004	11.88	8.42%	1.21%	1.21%		3.36%		1,318%	48,709
December 31, 2003	11.67	(0.64)%	1.23%	1.23%		3.26%		1,272%	65,358
Inverse Government Long Bond Strategy Fund (Formerly, Inverse Government Long Bond Fund)
December 31, 2007	19.58	(4.51)%	3.83%	1.63	%‡	3.17%		1,123%	17,611
December 31, 2006	21.55	8.11%	5.12%	1.63	%‡	3.08%		597%	29,246
December 31, 2005	20.80	(5.24)%	5.11%	1.63	%‡	(0.33)%		589%	29,671
December 31, 2004	21.95	(10.67)%	5.02%	1.63	%‡	(2.86)%		—	41,098
December 31, 2003*	24.82	(0.72)%	1.69%**	1.69	%**‡	(0.74	)%**	—	22,355

  *  Since the commencement of operations: May 1, 2003—Inverse Government Long Bond Strategy Fund; May 3, 2004—Inverse Mid-Cap Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, and Large-Cap Growth Fund; October 27, 2006—Russell 2000® 2x Strategy Fund.

  **  Annualized

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  ‡  Operating Expenses exclude interest expense from securities sold short.

PROSPECTUS
103

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Europe 1.25x Strategy Fund (Formerly, Europe Advantage Fund)
December 31, 2007	$29.60	$.70	$3.26	$3.96	$(.71)	$(2.90)	$(3.61)
December 31, 2006	23.84	.70	6.31	7.01	(.48)	(.77)	(1.25)
December 31, 2005	22.62	.21	1.23	1.44	(.09)	(.13)	(.22)
December 31, 2004	22.87	(.05)	3.71	3.66	(3.82)	(.09)	(3.91)
December 31, 2003	19.52	(.17)	8.58	8.41	—	(5.06)	(5.06)
Japan 1.25x Strategy Fund (Formerly, Japan Advantage Fund)
December 31, 2007	27.13	.88	(3.83)	(2.95)	(1.45)	—	(1.45)
December 31, 2006	33.42	1.02	.50	1.52	(1.29)	(6.52)	(7.81)
December 31, 2005	27.77	.48	5.17	5.65	—	—	—
December 31, 2004	25.17	(.14)	2.74	2.60	—	—	—
December 31, 2003	18.29	(.16)	7.04	6.88	—	—	—
Dow 2x Strategy Fund (Formerly, Dynamic Dow Fund)
December 31, 2007	26.89	.36	1.93	2.29	(.30)	(3.18)	(3.48)
December 31, 2006	23.10	.40	6.58	6.98	(.15)	(3.04)	(3.19)
December 31, 2005	25.89	.24	(1.25)	(1.01)	(.17)	(1.61)	(1.78)
December 31, 2004*	25.00	.14	2.03	2.17	(1.16)	(.12)	(1.28)
Inverse Dow 2x Strategy Fund (Formerly, Inverse Dynamic Dow Fund)
December 31, 2007	33.34	1.02	(4.06)	(3.04)	(1.51)	—	(1.51)
December 31, 2006	43.20	1.35	(10.75)	(9.40)	(.46)	—	(.46)
December 31, 2005	43.22	.74	(.06)	.68	(.70)	—	(.70)
December 31, 2004*	50.00	(.03)	(5.71)	(5.74)	—	(1.04)	(1.04)
Small-Cap Value Fund
December 31, 2007	28.60	.19	(5.97)	(5.78)	(.06)	(4.54)	(4.60)
December 31, 2006	25.67	.18	4.74	4.92	(.17)	(1.82)	(1.99)
December 31, 2005	28.84	(.05)	1.13	1.08	—	(4.25)	(4.25)
December 31, 2004*	25.00	.01	4.50	4.51	(.01)	(.66)	(.67)
Mid-Cap Value Fund
December 31, 2007	22.38	.21	(1.29)	(1.08)	(.44)	(.02)	(.46)
December 31, 2006	19.27	.28	3.01	3.29	(.18)	—	(.18)
December 31, 2005	27.08	.07	2.28	2.35	(.20)	(9.96)	(10.16)
December 31, 2004*	25.00	—	3.80	3.80	(— )§	(1.72)	(1.72)
Large-Cap Value Fund
December 31, 2007	31.78	.42	(2.03)	(1.61)	(.57)	(4.23)	(4.80)
December 31, 2006	27.90	.39	4.53	4.92	(.25)	(.79)	(1.04)
December 31, 2005	27.68	.21	.95	1.16	(.15)	(.79)	(.94)
December 31, 2004*	25.00	.12	3.00	3.12	(.11)	(.33)	(.44)

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Europe 1.25x Strategy Fund (Formerly, Europe Advantage Fund)
December 31, 2007	$.35	$29.95	13.06%	1.63%	2.18%		220%	$82,833
December 31, 2006	5.76	29.60	29.51%	1.65%	2.55%		219%	89,490
December 31, 2005	1.22	23.84	6.36%	1.63%	0.94%		399%	25,954
December 31, 2004	(.25)	22.62	16.15%	1.64%	(0.23)%		—	54,994
December 31, 2003	3.35	22.87	43.08%	1.70%	(0.75)%		—	38,443
Japan 1.25x Strategy Fund (Formerly, Japan Advantage Fund)
December 31, 2007	(4.40)	22.73	(11.23)%	1.64%	3.32%		—	15,568
December 31, 2006	(6.29)	27.13	5.14%	1.63%	2.99%		—	30,510
December 31, 2005	5.65	33.42	20.35%	1.70%	1.72%		—	55,219
December 31, 2004	2.60	27.77	10.33%	1.63%	(0.50)%		—	14,228
December 31, 2003	6.88	25.17	37.62%	1.69%	(0.75)%		—	11,541
Dow 2x Strategy Fund (Formerly, Dynamic Dow Fund)
December 31, 2007	(1.19)	25.70	8.15%	1.63%	1.22%		105%	44,825
December 31, 2006	3.79	26.89	30.54%	1.65%	1.52%		224%	45,365
December 31, 2005	(2.79)	23.10	(3.81)%	1.67%	1.03%		666%	12,920
December 31, 2004*	.89	25.89	8.65%	1.63%**	0.91	%**	907%	10,419
Inverse Dow 2x Strategy Fund (Formerly, Inverse Dynamic Dow Fund)
December 31, 2007	(4.55)	28.79	(8.99)%	1.66%	3.36%		—	11,885
December 31, 2006	(9.86)	33.34	(21.77)%	1.64%	3.61%		—	17,053
December 31, 2005	(.02)	43.20	1.63%	1.65%	1.67%		—	7,257
December 31, 2004*	(6.78)	43.22	(11.47)%	1.62%**	(0.09	)%**	—	3,184
Small-Cap Value Fund
December 31, 2007	(10.38)	18.22	(20.36)%	1.49%	0.66%		241%	9,710
December 31, 2006	2.93	28.60	19.21%	1.49%	0.64%		433%	34,124
December 31, 2005	(3.17)	25.67	3.64%	1.47%	(0.16)%		825%	19,035
December 31, 2004*	3.84	28.84	18.03%	1.46%**	0.07	%**	507%	47,274
Mid-Cap Value Fund
December 31, 2007	(1.54)	20.84	(4.85)%	1.49%	0.87%		358%	15,998
December 31, 2006	3.11	22.38	17.08%	1.49%	1.37%		307%	28,254
December 31, 2005	(7.81)	19.27	8.32%	1.48%	0.26%		1,133%	14,232
December 31, 2004*	2.08	27.08	15.20%	1.48%**	0.01	%**	1,173%	19,479
Large-Cap Value Fund
December 31, 2007	(6.41)	25.37	(5.37)%	1.49%	1.28%		307%	24,799
December 31, 2006	3.88	31.78	17.66%	1.50%	1.29%		401%	83,323
December 31, 2005	.22	27.90	4.19%	1.50%	0.77%		493%	24,547
December 31, 2004*	2.68	27.68	12.49%	1.45%**	0.69	%**	983%	11,144

  *  Since the commencement of operations: May 1, 2003—Inverse Government Long Bond Strategy Fund; May 3, 2004—Inverse Mid-Cap Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, and Large-Cap Growth Fund; October 27, 2006—Russell 2000® 2x Strategy Fund.

  **  Annualized

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

104

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains on Investments	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Small-Cap Growth Fund
December 31, 2007	$29.92	$(.28)	$.30	$.02	$—	$(2.87)	$(2.87)	$(2.85)
December 31, 2006	28.64	(.31)	2.54	2.23	—	(.95)	(.95)	1.28
December 31, 2005	28.55	(.21)	2.00	1.79	—	(1.70)	(1.70)	.09
December 31, 2004*	25.00	(.17)	4.12	3.95	—	(.40)	(.40)	3.55
Mid-Cap Growth Fund
December 31, 2007	29.33	(.19)	2.69	2.50	—	(2.32)	(2.32)	.18
December 31, 2006	30.24	(.28)	1.26	.98	—	(1.89)	(1.89)	(.91)
December 31, 2005	27.13	(.20)	3.31	3.11	—	—	—	3.11
December 31, 2004*	25.00	(.13)	2.26	2.13	—	—	—	2.13
Large-Cap Growth Fund
December 31, 2007	26.68	(.16)	1.46	1.30	—	(.62)	(.62)	.68
December 31, 2006	25.69	(.17)	1.56	1.39	—	(.40)	(.40)	.99
December 31, 2005	25.75	(.01)	.47	.46	(.02)	(.50)	(.52)	(.06)
December 31, 2004*	25.00	.36	.71	1.07	(.15)	(.17)	(.32)	.75

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Small-Cap Growth Fund
December 31, 2007	$27.07	(0.11)%	1.49%	1.49%	(0.90)%		573%	$12,428
December 31, 2006	29.92	7.73%	1.49%	1.49%	(1.01)%		769%	23,300
December 31, 2005	28.64	6.20%	1.50%	1.50%	(0.72)%		737%	24,308
December 31, 2004*	28.55	15.82%	1.46%**	1.46%**	(0.93	)%**	733%	30,269
Mid-Cap Growth Fund
December 31, 2007	29.51	8.42%	1.48%	1.48%	(0.61)%		591%	25,940
December 31, 2006	29.33	3.13%	1.47%	1.47%	(0.90)%		462%	15,440
December 31, 2005	30.24	11.46%	1.52%	1.52%	(0.70)%		1,178%	53,035
December 31, 2004*	27.13	8.52%	1.46%**	1.46%**	(0.75	)%**	875%	20,702
Large-Cap Growth Fund
December 31, 2007	27.36	4.87%	1.48%	1.48%	(0.57)%		521%	36,275
December 31, 2006	26.68	5.40%	1.49%	1.49%	(0.66)%		612%	23,568
December 31, 2005	25.69	1.77%	1.52%	1.52%	(0.03)%		1,111%	22,538
December 31, 2004*	25.75	4.26%	1.46%**	1.46%**	2.12	%**	1,087%	20,012

  *  Since the commencement of operations: May 1, 2003—Inverse Government Long Bond Strategy Fund; May 3, 2004—Inverse Mid-Cap Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, and Large-Cap Growth Fund; October 27, 2006—Russell 2000® 2x Strategy Fund.

  **  Annualized

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

PROSPECTUS
105

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Banking Fund
December 31, 2007	$32.44	$.56	$(9.32)	$(8.76)	$(0.88)	$—	$(0.88)
December 31, 2006	29.69	.44	2.89	3.33	(.58)	—	(.58)
December 31, 2005	36.29	.44	(1.52)	(1.08)	(.49)	(5.03)	(5.52)
December 31, 2004	32.50	.35	4.38	4.73	(.11)	(.83)	(.94)
December 31, 2003	24.95	.36	7.52	7.88	(.33)	—	(.33)
Basic Materials Fund
December 31, 2007	33.33	.11	11.21	11.32	(.05)	(2.94)	(2.99)
December 31, 2006	27.87	.32	5.90	6.22	(.31)	(.45)	(.76)
December 31, 2005	32.66	.12	.80	.92	(.13)	(5.58)	(5.71)
December 31, 2004	27.69	.09	5.58	5.67	(.01)	(.69)	(.70)
December 31, 2003	21.07	.04	6.59	6.63	(.01)	—	(.01)
Biotechnology Fund
December 31, 2007	20.66	(.26)	1.17	.91	—	—	—
December 31, 2006	21.37	(.32)	(.39)	(.71)	—	—	—
December 31, 2005	19.31	(.31)	2.37	2.06	—	—	—
December 31, 2004	19.10	(.29)	.50	.21	—	—	—
December 31, 2003	13.44	(.28)	5.94	5.66	—	—	—
Consumer Products Fund
December 31, 2007	36.55	.42	3.69	4.11	(.69)	(2.95)	(3.64)
December 31, 2006	31.63	.48	5.03	5.51	(.27)	(.32)	(.59)
December 31, 2005	32.95	.14	(.26)	(.12)	(.17)	(1.03)	(1.20)
December 31, 2004	29.39	.11	3.78	3.89	(.01)	(.32)	(.33)
December 31, 2003	24.36	.01	5.29	5.30	(.02)	(.25)	(.27)
Electronics Fund
December 31, 2007	14.02	(.11)	(.24)	(.35)	—	—	—
December 31, 2006	13.68	(.15)	.49	.34	—	—	—
December 31, 2005	13.17	(.16)	.67	.51	—	—	—
December 31, 2004	16.88	(.20)	(3.51)	(3.71)	—	—	—
December 31, 2003	9.94	(.21)	7.15	6.94	—	—	—
Energy Fund
December 31, 2007	33.14	(.11)	11.01	10.90	—	(4.21)	(4.21)
December 31, 2006	39.20	(.13)	5.28	5.15	—	(11.21)	(11.21)
December 31, 2005	29.68	— §	11.44	11.44	(.01)	(1.91)	(1.92)
December 31, 2004	22.45	.01	7.23	7.24	(— )§	(.01)	(.01)
December 31, 2003	18.25	.01	4.19	4.20	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Banking Fund
December 31, 2007	$(9.64)	$22.80	(27.08)%	1.59%	1.85%	405%	$9,186
December 31, 2006	2.75	32.44	11.25%	1.59%	1.42%	259%	24,348
December 31, 2005	(6.60)	29.69	(2.77)%	1.58%	1.34%	532%	14,580
December 31, 2004	3.79	36.29	14.74%	1.59%	1.02%	884%	21,920
December 31, 2003	7.55	32.50	31.74%	1.65%	1.24%	1,268%	17,115
Basic Materials Fund
December 31, 2007	8.33	41.66	33.97%	1.58%	0.28%	244%	95,591
December 31, 2006	5.46	33.33	22.29%	1.60%	1.02%	225%	58,622
December 31, 2005	(4.79)	27.87	4.04%	1.57%	0.41%	364%	28,317
December 31, 2004	4.97	32.66	20.83%	1.59%	0.30%	725%	46,162
December 31, 2003	6.62	27.69	31.46%	1.67%	0.17%	1,175%	44,561
Biotechnology Fund
December 31, 2007	.91	21.57	4.40%	1.59%	(1.20)%	660%	13,927
December 31, 2006	(.71)	20.66	(3.32)%	1.59%	(1.48)%	379%	10,754
December 31, 2005	2.06	21.37	10.67%	1.66%	(1.59)%	652%	36,086
December 31, 2004	.21	19.31	1.10%	1.59%	(1.51)%	1,169%	6,588
December 31, 2003	5.66	19.10	42.11%	1.64%	(1.61)%	1,475%	12,557
Consumer Products Fund
December 31, 2007	.47	37.02	11.08%	1.59%	1.10%	260%	40,847
December 31, 2006	4.92	36.55	17.42%	1.59%	1.41%	219%	43,007
December 31, 2005	(1.32)	31.63	(0.40)%	1.58%	0.42%	357%	22,177
December 31, 2004	3.56	32.95	13.30%	1.59%	0.36%	730%	24,433
December 31, 2003	5.03	29.39	21.86%	1.63%	0.12%	936%	8,818
Electronics Fund
December 31, 2007	(.35)	13.67	(2.50)%	1.59%	(0.73)%	1,009%	2,943
December 31, 2006	.34	14.02	2.49%	1.59%	(1.02)%	477%	3,856
December 31, 2005	.51	13.68	3.87%	1.62%	(1.24)%	1,136%	8,306
December 31, 2004	(3.71)	13.17	(21.98)%	1.59%	(1.34)%	1,325%	12,289
December 31, 2003	6.94	16.88	69.82%	1.65%	(1.51)%	1,264%	27,918
Energy Fund
December 31, 2007	6.69	39.83	33.22%	1.58%	(0.27)%	217%	101,458
December 31, 2006	(6.06)	33.14	11.93%	1.59%	(0.31)%	146%	70,190
December 31, 2005	9.52	39.20	38.54%	1.59%	(0.01)%	351%	83,437
December 31, 2004	7.23	29.68	32.27%	1.58%	0.04%	542%	60,501
December 31, 2003	4.20	22.45	23.01%	1.66%	0.04%	1,225%	31,832

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

106

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Energy Services Fund
December 31, 2007	$29.79	$(.34)	$11.37	$11.03	$—	$(2.15)	$(2.15)
December 31, 2006	30.92	(.37)	4.01	3.64	—	(4.77)	(4.77)
December 31, 2005	20.85	(.30)	10.37	10.07	—	—	—
December 31, 2004	15.59	(.22)	5.48	5.26	—	—	—
December 31, 2003	14.38	(.16)	1.37	1.21	—	—	—
Financial Services Fund
December 31, 2007	32.18	.28	(6.23)	(5.95)	(.66)	(3.61)	(4.27)
December 31, 2006	29.10	.26	4.59	4.85	(.39)	(1.38)	(1.77)
December 31, 2005	30.38	.28	.67	.95	(.25)	(1.98)	(2.23)
December 31, 2004	26.00	.23	4.21	4.44	(.06)	—	(.06)
December 31, 2003	20.19	.14	5.70	5.84	(.03)	—	(.03)
Health Care Fund
December 31, 2007	28.41	(.01)	1.73	1.72	—	(.52)	(.52)
December 31, 2006	28.17	(.15)	1.59	1.44	—	(1.20)	(1.20)
December 31, 2005	25.46	(.16)	2.87	2.71	—	—	—
December 31, 2004	24.28	(.16)	1.65	1.49	—	(.31)	(.31)
December 31, 2003	18.71	(.19)	5.76	5.57	—	—	—
Internet Fund
December 31, 2007	16.17	(.05)	1.73	1.68	—	—	—
December 31, 2006	14.74	(.21)	1.64	1.43	—	—	—
December 31, 2005	17.01	(.21)	(.13)	(.34)	—	(1.93)	(1.93)
December 31, 2004	14.68	(.23)	2.56	2.33	—	—	—
December 31, 2003	8.93	(.20)	5.95	5.75	—	—	—
Leisure Fund
December 31, 2007	26.19	(.04)	(.51)	(.55)	—	(4.42)	(4.42)
December 31, 2006	21.96	(.02)	5.17	5.15	—	(.92)	(.92)
December 31, 2005	25.39	(.19)	(1.03)	(1.22)	—	(2.21)	(2.21)
December 31, 2004	20.80	(.17)	5.07	4.90	—	(.31)	(.31)
December 31, 2003	15.42	(.08)	5.46	5.38	—	—	—
Precious Metals Fund
December 31, 2007	12.58	(.10)	2.56	2.46	—	—	—
December 31, 2006	10.36	(.03)	2.25	2.22	—	—	—
December 31, 2005	8.57	(.02)	1.81	1.79	—	—	—
December 31, 2004	9.99	(.05)	(1.37)	(1.42)	—	—	—
December 31, 2003	7.09	(.03)	2.93	2.90	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Energy Services Fund
December 31, 2007	$8.88	$38.67	37.10%	1.58%	(0.91)%	193%	$95,917
December 31, 2006	(1.13)	29.79	10.98%	1.59%	(1.08)%	184%	43,910
December 31, 2005	10.07	30.92	48.30%	1.61%	(1.17)%	317%	79,722
December 31, 2004	5.26	20.85	33.74%	1.58%	(1.19)%	808%	29,316
December 31, 2003	1.21	15.59	8.41%	1.65%	(1.13)%	2,691%	7,754
Financial Services Fund
December 31, 2007	(10.22)	21.96	(18.80)%	1.59%	0.90%	525%	17,508
December 31, 2006	3.08	32.18	16.73%	1.59%	0.83%	330%	50,190
December 31, 2005	(1.28)	29.10	3.38%	1.59%	0.94%	549%	36,839
December 31, 2004	4.38	30.38	17.12%	1.59%	0.84%	762%	45,180
December 31, 2003	5.81	26.00	28.92%	1.64%	0.61%	2,039%	15,581
Health Care Fund
December 31, 2007	1.20	29.61	6.02%	1.59%	(0.02)%	424%	37,521
December 31, 2006	.24	28.41	5.11%	1.59%	(0.52)%	251%	40,825
December 31, 2005	2.71	28.17	10.64%	1.60%	(0.62)%	330%	51,692
December 31, 2004	1.18	25.46	6.22%	1.59%	(0.67)%	629%	30,435
December 31, 2003	5.57	24.28	29.77%	1.64%	(0.88)%	1,222%	27,880
Internet Fund
December 31, 2007	1.68	17.85	10.39%	1.54%	(0.29)%	432%	24,937
December 31, 2006	1.43	16.17	9.70%	1.58%	(1.33)%	420%	9,381
December 31, 2005	(2.27)	14.74	(1.38)%	1.61%	(1.36)%	676%	20,959
December 31, 2004	2.33	17.01	15.87%	1.58%	(1.49)%	693%	36,922
December 31, 2003	5.75	14.68	64.39%	1.65%	(1.59)%	957%	25,101
Leisure Fund
December 31, 2007	(4.97)	21.22	(2.54)%	1.59%	(0.14)%	171%	15,311
December 31, 2006	4.23	26.19	23.47%	1.60%	(0.07)%	221%	37,699
December 31, 2005	(3.43)	21.96	(4.87)%	1.56%	(0.79)%	369%	13,961
December 31, 2004	4.59	25.39	23.86%	1.58%	(0.74)%	663%	51,755
December 31, 2003	5.38	20.80	34.89%	1.65%	(0.41)%	1,353%	30,016
Precious Metals Fund
December 31, 2007	2.46	15.04	19.55%	1.45%	(0.71)%	268%	91,613
December 31, 2006	2.22	12.58	21.43%	1.49%	(0.26)%	228%	62,910
December 31, 2005	1.79	10.36	20.89%	1.57%	(0.24)%	308%	68,241
December 31, 2004	(1.42)	8.57	(14.21)%	1.46%	(0.54)%	519%	35,043
December 31, 2003	2.90	9.99	40.90%	1.54%	(0.38)%	658%	44,606

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

PROSPECTUS
107

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Retailing Fund
December 31, 2007	$29.78	$(.24)	$(2.95)	$(3.19)	$—	$(15.32)	$(15.32)
December 31, 2006	27.85	(.11)	2.92	2.81	—	(.88)	(.88)
December 31, 2005	26.65	(.25)	1.70	1.45	—	(.25)	(.25)
December 31, 2004	25.99	(.22)	2.62	2.40	—	(1.74)	(1.74)
December 31, 2003	19.29	(.25)	7.05	6.80	—	(.10)	(.10)
Technology Fund
December 31, 2007	14.74	(.15)	1.68	1.53	—	—	—
December 31, 2006	13.92	(.16)	.98	.82	—	—	—
December 31, 2005	13.50	(.16)	.58	.42	—	—	—
December 31, 2004	14.88	(.05)	.03	(.02)	—	(1.36)	(1.36)
December 31, 2003	9.92	(.18)	6.21	6.03	—	(1.07)	(1.07)
Telecommunications Fund
December 31, 2007	21.91	.05	1.97	2.02	(.04)	—	(.04)
December 31, 2006	18.81	.15	3.52	3.67	(.29)	(.28)	(.57)
December 31, 2005	20.53	.19	.06	.25	—	(1.97)	(1.97)
December 31, 2004	18.22	(.02)	2.33	2.31	—	—	—
December 31, 2003	13.63	(.03)	4.62	4.59	—	(— )§	(— )§
Transportation Fund
December 31, 2007	35.05	(.04)	(2.24)	(2.28)	—	(17.92)	(17.92)
December 31, 2006	32.64	(.24)	2.65	2.41	—	—	—
December 31, 2005	31.45	(.19)	2.64	2.45	—	(1.26)	(1.26)
December 31, 2004	25.97	(.20)	6.09	5.89	—	(.41)	(.41)
December 31, 2003	21.55	(.15)	4.57	4.42	—	—	—
Utilities Fund
December 31, 2007	22.38	.32	2.59	2.91	(.39)	(2.61)	(3.00)
December 31, 2006	19.09	.36	3.64	4.00	(.49)	(.22)	(.71)
December 31, 2005	17.34	.34	1.50	1.84	(.09)	—	(.09)
December 31, 2004	14.96	.33	2.24	2.57	(.19)	—	(.19)
December 31, 2003	12.24	.31	2.77	3.08	(.36)	—	(.36)

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Retailing Fund
December 31, 2007	$(18.51)	$11.27	(12.60)%	1.60%	(0.81)%	182%	$4,651
December 31, 2006	1.93	29.78	10.08%	1.59%	(0.37)%	227%	28,306
December 31, 2005	1.20	27.85	5.48%	1.58%	(0.90)%	421%	17,616
December 31, 2004	.66	26.65	10.06%	1.58%	(0.83)%	609%	20,800
December 31, 2003	6.70	25.99	35.27%	1.64%	(1.04)%	785%	15,149
Technology Fund
December 31, 2007	1.53	16.27	10.38%	1.56%	(0.91)%	584%	33,123
December 31, 2006	.82	14.74	5.89%	1.59%	(1.09)%	403%	23,215
December 31, 2005	.42	13.92	3.11%	1.62%	(1.21)%	541%	19,145
December 31, 2004	(1.38)	13.50	1.15%	1.58%	(0.36)%	767%	19,919
December 31, 2003	4.96	14.88	61.32%	1.64%	(1.39)%	1,302%	20,641
Telecommunications Fund
December 31, 2007	1.98	23.89	9.23%	1.58%	0.20%	295%	31,781
December 31, 2006	3.10	21.91	19.51%	1.59%	0.72%	264%	33,337
December 31, 2005	(1.72)	18.81	1.16%	1.60%	0.98%	362%	16,898
December 31, 2004	2.31	20.53	12.68%	1.58%	(0.08)%	809%	30,191
December 31, 2003	4.59	18.22	33.68%	1.64%	(0.19)%	974%	14,543
Transportation Fund
December 31, 2007	(20.20)	14.85	(8.75)%	1.60%	(0.12)%	284%	8,513
December 31, 2006	2.41	35.05	7.38%	1.59%	(0.68)%	249%	29,549
December 31, 2005	1.19	32.64	8.48%	1.58%	(0.63)%	258%	31,378
December 31, 2004	5.48	31.45	22.99%	1.57%	(0.71)%	473%	47,333
December 31, 2003	4.42	25.97	20.51%	1.64%	(0.65)%	1,045%	8,032
Utilities Fund
December 31, 2007	(.09)	22.29	12.86%	1.58%	1.32%	244%	65,532
December 31, 2006	3.29	22.38	20.96%	1.59%	1.73%	169%	71,719
December 31, 2005	1.75	19.09	10.56%	1.60%	1.80%	342%	39,943
December 31, 2004	2.38	17.34	17.31%	1.57%	2.06%	904%	21,902
December 31, 2003	2.72	14.96	25.40%	1.62%	2.29%	1,491%	13,430

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

108

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Multi-Cap Core Equity Fund
December 31, 2007	$28.60	$.16	$(1.63)	$(1.47)	$(.17)	$(2.32)	$(2.49)	$(3.96)
December 31, 2006	25.04	.08	3.52	3.60	(.01)	(.03)	(.04)	3.56
December 31, 2005*	25.00	.01	.03	.04	—	—	—	.04
Sector Rotation Fund
December 31, 2007	13.47	(.02)	3.10	3.08	—	(1.22)	(1.22)	1.86
December 31, 2006	12.68	(.02)	1.48	1.46	—	(.67)	(.67)	.79
December 31, 2005	11.16	(.02)	1.54	1.52	—	—	—	1.52
December 31, 2004	10.08	(.05)	1.13	1.08	—	—	—	1.08
December 31, 2003	7.76	(.07)	2.39	2.32	—	—	—	2.32
Absolute Return Strategies Fund
December 31, 2007	26.20	.74	.27	1.01	(1.00)	(.26)	(1.26)	(.25)
December 31, 2006	25.20	.80	.87	1.67	(.30)	(.37)	(.67)	1.00
December 31, 2005*	25.00	.05	.15	.20	—	—	—	.20
Commodities Strategy Fund
December 31, 2007	18.15	.71	4.92	5.63	—	—	—	5.63
December 31, 2006	22.10	.50	(4.45)	(3.95)	—	—	—	(3.95)
December 31, 2005*	25.00	.14	(2.98)	(2.84)	(.06)	—	(.06)	(2.90)
Hedged Equity Fund
December 31, 2007	26.34	.88	(.03)	.85	(1.25)	(.40)	(1.65)	(.80)
December 31, 2006	25.21	.84	1.23	2.07	(.33)	(.61)	(.94)	1.13
December 31, 2005*	25.00	.04	.20	.24	(.03)	—	(.03)	.21
Real Estate Fund
December 31, 2007	50.25	.63	(10.02)	(9.39)	(1.09)	(5.42)	(6.51)	(15.90)
December 31, 2006	40.30	.72	11.68	12.40	(.83)	(1.62)	(2.45)	9.95
December 31, 2005	38.02	.71	2.01	2.72	(.44)	—	(.44)	2.28
December 31, 2004	30.25	1.02	7.79	8.81	(.14)	(.90)	(1.04)	7.77
December 31, 2003	24.96	.94	6.62	7.56	(.85)	(1.42)	(2.27)	5.29
Strenghthening Dollar 2x Strategy Fund (Formerly, Dynamic Strengthening Dollar Fund)
December 31, 2007	22.59	.70	(3.16)	(2.46)	—	—	—	(2.46)
December 31, 2006	25.62	.79	(3.51)	(2.72)	(.31)	—	(.31)	(3.03)
December 31, 2005*	25.00	.14	.65	.79	(.17)	—	(.17)	.62
Weakening Dollar 2x Strategy Fund (Formerly, Dynamic Weakening Dollar Fund)
December 31, 2007	27.51	.89	4.15	5.04	(3.95)	—	(3.95)	1.09
December 31, 2006	24.31	.93	3.14	4.07	(.86)	(.01)	(.87)	3.20
December 31, 2005*	25.00	.15	(.78)	(.63)	(.06)	—	(.06)	(.69)

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return†††	Total Expenses	Net Expenses	Operating Expenses		Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Multi-Cap Core Equity Fund
December 31, 2007	$24.64	(5.26)%	1.27%	1.27%	1.27%		0.55%	245%	$6,260
December 31, 2006	28.60	14.36%	1.43%	1.43%	1.43%		0.29%	171%	8,358
December 31, 2005*	25.04	0.16%	1.67%**	1.67%**	1.67	%**	0.33%**	8%	2,860
Sector Rotation Fund
December 31, 2007	15.33	22.75%	1.61%	1.61%	1.61%		(0.15)%	277%	130,166
December 31, 2006	13.47	11.47%	1.64%	1.64%	1.64%		(0.16)%	353%	87,673
December 31, 2005	12.68	13.62%	1.70%	1.70%	1.70%		(0.20)%	281%	61,834
December 31, 2004	11.16	10.71%	1.63%	1.63%	1.63%		(0.52)%	333%	27,747
December 31, 2003	10.08	29.97%	1.70%	1.70%	1.70%		(0.78)%	401%	20,594
Absolute Return Strategies Fund
December 31, 2007	25.95	3.84%	1.69%	1.69%	1.17	%††	2.72%	421%	31,437
December 31, 2006	26.20	6.64%	1.70%	1.70%	1.16	%††	3.08%	309%	22,557
December 31, 2005*	25.20	0.80%	1.45%**	1.45%**	1.20	%**††	2.28%**	19%	3,323
Commodities Strategy Fund
December 31, 2007	23.78	31.02%	1.48%	1.28%	1.28%		3.52%	346%	43,624
December 31, 2006	18.15	(17.87)%	1.50%	1.31%	1.31%		2.34%	109%	20,269
December 31, 2005*	22.10	(11.34)%	1.64%**	1.64%**	1.64	%**	2.41%**	—	28,187
Hedged Equity Fund
December 31, 2007	25.54	3.16%	1.81%	1.81%	1.18	%††	3.25%	413%	10,509
December 31, 2006	26.34	8.20%	1.93%	1.93%	1.15	%††	3.21%	360%	13,337
December 31, 2005*	25.21	0.94%	1.96%**	1.96%**	1.19	%**††	1.62%**	10%	3,376
Real Estate Fund
December 31, 2007	34.35	(19.12)%	1.60%	1.60%	1.60%		1.28%	226%	31,757
December 31, 2006	50.25	30.72%	1.60%	1.60%	1.60%		1.54%	532%	83,181
December 31, 2005	40.30	7.15%	1.59%	1.59%	1.59%		1.84%	774%	29,074
December 31, 2004	38.02	29.54%	1.59%	1.59%	1.59%		3.06%	1,139%	26,915
December 31, 2003	30.25	30.31%	1.64%	1.64%	1.64%		3.26%	1,478%	12,183
Strenghthening Dollar 2x Strategy Fund (Formerly, Dynamic Strengthening Dollar Fund)
December 31, 2007	20.13	(10.89)%	1.61%	1.61%	1.61%		3.26%	—	4,006
December 31, 2006	22.59	(10.63)%	1.65%	1.65%	1.65%		3.33%	—	3,067
December 31, 2005*	25.62	3.16%	1.78%**	1.78%**	1.78	%**	2.11%**	—	1,250
Weakening Dollar 2x Strategy Fund (Formerly, Dynamic Weakening Dollar Fund)
December 31, 2007	28.60	18.12%	1.64%	1.64%	1.64%		3.02%	—	13,579
December 31, 2006	27.51	16.72%	1.65%	1.65%	1.65%		3.46%	—	11,155
December 31, 2005*	24.31	(2.53)%	1.76%**	1.76%**	1.76	%**	2.28%**	—	2,954

  *  Since the commencement of operations: September 30, 2005—Commodities Strategy Fund, Strenthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund; November 29, 2005—Absolute Return Strategies Fund, Hedged Equity Fund, and Multi-Cap Core Equity Fund.

  **  Annualized

  †  Calculated using the average daily shares outstanding for the year.

  ††  Operating Expenses exclude short dividends expense.

  †††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

PROSPECTUS
109

INDEX PUBLISHERS INFORMATION

Standard & Poor's

The S&P 500 2x Strategy, Inverse S&P 500 Strategy, Mid-Cap 1.5x Strategy, Nova, Large-Cap Growth, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Growth, Small-Cap Value and Commodities Strategy Funds (the "Rydex S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") or Citigroup Global Markets, Inc. ("Citigroup"). Neither S&P nor Citigroup makes any representation, condition, warranty, express or implied, to the owners of the Rydex S&P Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex S&P Funds particularly or the ability of the S&P 500® Index, S&P MidCap 400® Index, S&P 500/Citigroup Pure Growth Index, S&P 500/Citigroup Pure Value Index, S&P MidCap 400/Citigroup Pure Growth Index, S&P MidCap 400/Citigroup Pure Value Index, S&P SmallCap 600/Citigroup Pure Growth Index, S&P SmallCap 600/Citigroup Pure Value Index and S&P GSCITM Commodity Index (the "S&P Indices") to track general stock market performance. S&P's and Citigroup's only relationship to Rydex Investments ("Licensee") is the licensing of certain of their trademarks and of the S&P Indices which are determined, composed and calculated by S&P without regard to Licensee or the Rydex S&P Funds. S&P and Citigroup have no obligation to take the needs of Licensee or the owners of the Rydex S&P Funds into consideration in determining, composing or calculating the S&P Indices. Neither S&P nor Citigroup are responsible for and have not participated in the determination of the prices and amount of the Rydex S&P Funds or the timing of the issuance or sale of the Rydex S&P Funds or in the determination or calculation of the equation by which the Rydex S&P Funds are to be converted into cash. S&P and Citigroup have no obligation or liability in connection with the administration, marketing, or trading of the Rydex S&P Funds.

S&P and Citigroup do not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein and S&P and Citigroup shall have no liability for any errors, omissions, or interruptions therein. S&P and Citigroup make no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Rydex S&P Funds, or any other person or entity from the use of the S&P Indices or any data included therein. S&P and Citigroup make no express or implied warranties or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P or Citigroup have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

Dow Jones

STOXX and Dow Jones have no relationship to Rydex Investments, other than the licensing of the Dow Jones Industrial AverageSM (DJIA) and the Dow Jones STOXX Index (the "Rydex Dow Jones Indices") and the related trademarks for use in connection with the Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund and Europe 1.25x Strategy Fund (the "Rydex Dow Jones Funds"). "Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM," and "STOXX," are service marks of Dow Jones & Company, Inc.

STOXX and Dow Jones do not:

• Sponsor, endorse, sell or promote the Rydex Dow Jones Funds.

• Recommend that any person invest in the Rydex Dow Jones Funds or any other securities.

• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Rydex Dow Jones Funds.

• Have any responsibility or liability for the administration, management or marketing of the Rydex Dow Jones Funds.

• Consider the needs of the Dow Jones Funds or the owners of the Rydex Dow Jones Funds in determining, composing or calculating the relevant index or have any obligation to do so.

STOXX and Dow Jones will not have any liability in connection with the Rydex Dow Jones Funds. Specifically:

• STOXX and Dow Jones do not make any warranty, expressed or implied, and Dow Jones disclaims and warranty about:

• The results to be obtained by the Rydex Dow Jones Funds, the owner of the Rydex Dow Jones Funds, or any other person in connection with the use of the Dow Jones Indices and the data included in the Dow Jones Indices;

• The accuracy or completeness of the Dow Jones Indices and their data;

110

• The merchantability and the fitness for a particular purpose or use of the Dow Jones Indices and their data;

• STOXX and Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Jones Indices or their data;

• Under no circumstances will STOXX or Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or Dow Jones knows that they might occur.

The licensing agreement between Rydex Investments and STOXX and Dow Jones is solely for their benefit and not for the benefit of the owners of the Rydex Dow Jones Funds or any other third parties.

NASDAQ OMX Group, Inc.

The NASDAQ-100® 2x Strategy, Inverse NASDAQ-100® Strategy, and NASDAQ-100® Funds (the "Rydex NASDAQ Funds") are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Rydex NASDAQ Funds. The Corporations make no representation or warranty, express or implied to the owners of the Rydex NASDAQ Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex NASDAQ Funds particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance. The Corporations' only relationship to Rydex Investments ("Licensee") is in the licensing of the NASDAQ®, NASDAQ-100®, NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by the Corporations without regard to Licensee or the Rydex NASDAQ Funds. The Corporations have no obligation to take the needs of the Licensee or the owners of the Rydex NASDAQ Funds into consideration in determining, composing or calculating the NASDAQ-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Rydex NASDAQ Funds to be issued or in the determination or calculation of the equation by which the Rydex NASDAQ Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Rydex NASDAQ Funds.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the NASDAQ-100 Index® or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the Rydex NASDAQ Funds, or any other person or entity from the use of the NASDAQ-100 Index® or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the NASDAQ-100 Index® or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of such damages.

Frank Russell Company

The Inverse Russell 2000® Strategy and Russell 2000® 1.5x Strategy Funds (the "Rydex Russell Funds") are not sponsored or endorsed by, nor in any way affiliated with Frank Russell Company ("Russell"). Russell is not responsible for and has not reviewed the Russell Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000® Index (the "Russell Index") which is a trademark/service mark of Russell. Russell has no obligation to take the needs of any of the Rydex Russell Funds or their participants or any other product or person into consideration in determining, composing or calculating the Russell Index.

Russell's publication of the Russell Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Index is based.

Russell makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell Index or any data included in the Russell Index. Russell makes no representation, warranty or guarantee regarding the use, or the results of use, of the Russell Index or any data included therein, or any security (or combination thereof) comprising the Russell Index. Russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell Index or any data or any security (or combination thereof) included therein.

Russell® is a trademark of the Frank Russell Company.

PROSPECTUS
111

ICE Futures U.S., Inc.

The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds (the "Products") are not sponsored, endorsed, sold or promoted by ICE Futures U.S., Inc. ("ICE Futures"). ICE Futures makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the U.S. Dollar Index®, to track market performance of either Product. ICE Futures' only relationship to Rydex Investments ("Licensee") is the licensing of certain names and marks and of the U.S. Dollar Index®, which is determined, composed and calculated without regard to the Licensee or the Products. ICE Futures has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing or calculating the U.S. Dollar Index®. ICE Futures is not responsible for and has not participated in any determination or calculation made with respect to the issuance or redemption of interests in the Products. ICE Futures has no obligation or liability in connection with the administration, purchase, sale marketing, promotion or trading of the Products.

Ice Futures does not guarantee the accuracy and/or the completeness of the U.S. Dollar Index® or any data included therein. Ice Futures makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Products, or any other person or entity from the use of the U.S. Dollar Index® or any data included therein in connection with the rights licensed hereunder, in connection with the purchase, sale or trading of any Product, or for any other use. Ice Futures makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the U.S. Dollar Index® or nay data included therein. Without limiting any of the foregoing, in no event shall Ice Futures have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

More information about the Index Publishers is located in the SAI.

112

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2008. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the Annual and Semi-Annual Reports. Also, in the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available primarily for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds' SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Rydex Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

PROSPECTUS
BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

VTNW-1-0408x0409

DOMESTIC EQUITY FUNDS

INVERSE NASDAQ-100® STRATEGY
(FORMERLY, INVERSE OTC STRATEGY)

INVERSE RUSSELL 2000® STRATEGY
(FORMERLY, INVERSE RUSSELL 2000®)

INVERSE S&P 500 STRATEGY
(FORMERLY, INVERSE S&P 500)

MULTI-CAP CORE EQUITY

NOVA

NASDAQ-100® (FORMERLY, OTC)

RUSSELL 2000® 1.5X STRATEGY
(FORMERLY, RUSSELL 2000®
ADVANTAGE)

SECTOR ROTATION

FIXED INCOME FUNDS

GOVERNMENT LONG BOND 1.2X STRATEGY (FORMERLY, GOVERNMENT
LONG BOND ADVANTAGE)

INVERSE GOVERNMENT LONG BOND STRATEGY (FORMERLY, INVERSE
GOVERNMENT LONG BOND)

THE RYDEX VARIABLE TRUST PROSPECTUS

MAY 1, 2008

ALTERNATIVE INVESTMENT FUNDS

ABSOLUTE RETURN STRATEGIES

COMMODITIES STRATEGY

HEDGED EQUITY

ESSENTIAL PORTFOLIO FUNDS

ESSENTIAL PORTFOLIO CONSERVATIVE

ESSENTIAL PORTFOLIO MODERATE

ESSENTIAL PORTFOLIO AGGRESSIVE

MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

DOMESTIC EQUITY FUNDS

5	INVERSE NASDAQ-100® STRATEGY FUND

6	INVERSE RUSSELL 2000® STRATEGY FUND

7	INVERSE S&P 500 STRATEGY FUND

8	MULTI-CAP CORE EQUITY FUND

9	NOVA FUND

10	NASDAQ-100® FUND

11	RUSSELL 2000® 1.5X STRATEGY FUND

12	SECTOR ROTATION FUND

FIXED INCOME FUNDS

13	GOVERNMENT LONG BOND 1.2X STRATEGY FUND

14	INVERSE GOVERNMENT LONG BOND STRATEGY FUND

ALTERNATIVE INVESTMENT FUNDS

15	ABSOLUTE RETURN STRATEGIES FUND

17	COMMODITIES STRATEGY FUND

18	HEDGED EQUITY FUND

ESSENTIAL PORTFOLIO FUNDS

19	ESSENTIAL PORTFOLIO FUNDS OVERVIEW

20	ESSENTIAL PORTFOLIO CONSERVATIVE FUND

22	ESSENTIAL PORTFOLIO MODERATE FUND

24	ESSENTIAL PORTFOLIO AGGRESSIVE FUND

MONEY MARKET FUND

26	U.S. GOVERNMENT MONEY MARKET FUND

27	PRINCIPAL RISKS OF INVESTING IN THE FUNDS

30	DESCRIPTIONS OF PRINCIPAL RISKS

38	FUND PERFORMANCE

44	FUND FEES AND EXPENSES

47	MORE INFORMATION ABOUT THE FUNDS

47	BENCHMARKS AND INVESTMENT METHODOLOGY

52	PURCHASING AND REDEEMING SHARES

54	DIVIDENDS, DISTRIBUTIONS, AND TAXES

54	MANAGEMENT OF THE FUNDS

56	FINANCIAL HIGHLIGHTS

61	INDEX PUBLISHERS INFORMATION

BC	ADDITIONAL INFORMATION

2

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

FIXED INCOME FUNDS

ALTERNATIVE INVESTMENT FUNDS

ESSENTIAL PORTFOLIO FUNDS

MONEY MARKET FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios ("funds") that are grouped into several categories according to each fund's investment strategy. This Prospectus describes shares of the following funds (the "Funds") which are grouped into the following categories:

DOMESTIC EQUITY FUNDS – Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500 Strategy Fund, Multi-Cap Core Equity Fund, Nova Fund, NASDAQ-100® Fund, Russell 2000® 1.5x Strategy Fund, and Sector Rotation Fund

FIXED INCOME FUNDS – Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund

ALTERNATIVE INVESTMENT FUNDS – Absolute Return Strategies Fund, Commodities Strategy Fund, and Hedged Equity Fund

ESSENTIAL PORTFOLIO FUNDS – Essential Portfolio Conservative Fund, Essential Portfolio Moderate Fund, and Essential Portfolio Aggressive Fund

MONEY MARKET FUND – U.S. Government Money Market Fund

The Funds are advised by PADCO Advisors II, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

Shares of the Funds are available primarily for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

PROSPECTUS
3

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4

INVERSE NASDAQ-100® STRATEGY FUND
  (FORMERLY, INVERSE OTC STRATEGY FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse NASDAQ-100® Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse NASDAQ-100® Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and stock indices, and swap agreements. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund may also invest in ADRs to gain inverse exposure to the underlying index. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse NASDAQ-100® Strategy Fund is appropriate for investors who expect the NASDAQ-100 Index® to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index® goes up.

PRINCIPAL RISKS

The Inverse NASDAQ-100® Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 30 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
5

INVERSE RUSSELL 2000® STRATEGY FUND
  (FORMERLY, INVERSE RUSSELL 2000® FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Russell 2000® Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the funds shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Russell 2000® Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and securities indices, and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions. The Fund may also invest in ADRs to gain inverse exposure to the underlying index. The Fund's underlying index generally includes small-capitalization companies with a capitalization range of $27 million to $8.6 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Russell 2000® Strategy Fund is appropriate for investors who expect the Russell 2000® Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000® Index goes up.

PRINCIPAL RISKS

The Inverse Russell 2000® Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Non-Diversification Risk • Short Sales Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 30 for a discussion of each of the principal risks that apply to the Fund.

6

INVERSE S&P 500 STRATEGY FUND
  (FORMERLY, INVERSE S&P 500 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse S&P 500 Strategy Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and stock indices, and swap agreements. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse S&P 500 Strategy Fund is appropriate for investors who expect the S&P 500 Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500 Index goes up.

PRINCIPAL RISKS

The Inverse S&P 500 Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 30 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
7

MULTI-CAP CORE EQUITY FUND

FUND INFORMATION

FUND OBJECTIVE

The Multi-Cap Core Equity Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Multi-Cap Core Equity Fund invests in a broad mix of equity securities of companies representative of the total U.S. stock market as measured by the Russell 3000® Index. The Fund pursues its investment objective by investing in securities within the small, medium and large market capitalization segments that demonstrate value and potential for growth.

The Advisor uses a quantitative investment strategy based on a set of factors that it believes are indicative of future value and growth, such as relative price-to-book ratios and free-cash flow growth measures, to select the Fund's investments within each of the capitalization segments. The Advisor will allocate the Fund's investments among the capitalization segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each. The Fund primarily invests to an equal extent in the equity securities of small, mid-, and large-capitalization companies, but may also invest in derivatives designed to provide exposure to equity securities and indices, such as futures contracts, options and swap transactions. The Fund may also invest in ADRs to gain exposure to the various capitalization segments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Multi-Cap Core Equity Fund is appropriate for investors who want broad exposure to the market, focusing on stocks that exhibit potential for growth but are still attractive in terms of valuation. These investors are looking for returns similar to or exceeding that of the Russell 3000® Index, however, must also be willing to bear the risk of losses if market conditions decline.

PRINCIPAL RISKS

The Multi-Cap Core Equity Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Investment Style Risk • Large-Capitalization Securities Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 30 for a discussion of each of the principal risks that apply to the Fund.

8

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Nova Fund invests to a significant extent in leveraged derivative instruments, such as futures contracts, and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Nova Fund is appropriate for investors who expect the S&P 500 Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.

PRINCIPAL RISKS

The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 30 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
9

NASDAQ-100® FUND
  (FORMERLY, OTC FUND)

FUND INFORMATION

FUND OBJECTIVE

The NASDAQ-100® Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The NASDAQ-100® Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, including ADRs, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The NASDAQ-100® Fund is appropriate for investors who expect the NASDAQ-100 Index® to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index® goes down.

PRINCIPAL RISKS

The NASDAQ-100® Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk	• Large-Capitalization Securities Risk • Market Risk • Non-Diversification Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 30 for a discussion of each of the principal risks that apply to the Fund.

10

RUSSELL 2000® 1.5X STRATEGY FUND
  (FORMERLY, RUSSELL 2000® ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Russell 2000® 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000® Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its underlying index is increasing. When the value of its underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000® 1.5x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index. The Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage." The Fund may also invest in ADRs to gain exposure to the underlying index. The Fund's underlying index generally includes small-capitalization companies with a capitalization range of $27 million to $8.6 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Russell 2000® 1.5x Strategy Fund is appropriate for investors who expect the Russell 2000® Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000® Index goes down.

PRINCIPAL RISKS

The Russell 2000® 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Market Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 30 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
11

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Sector Rotation Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on several measures of momentum including price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, including small and mid-capitalization securities, such as U.S. traded common stocks and ADRs, but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Sector Rotation Fund is appropriate for investors who seek to gain exposure to market sectors and industries that display superior performance. These investors must also be willing to bear the risk of losses in the event of a broad market decline.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Investment Style Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 30 for a discussion of each of the principal risks that apply to the Fund.

12

GOVERNMENT LONG BOND 1.2X STRATEGY FUND
  (FORMERLY, GOVERNMENT LONG BOND ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Government Long Bond 1.2x Strategy Fund invests principally in U.S. Government securities and in leveraged derivative instruments, such as certain futures and options contracts and swap agreements. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize its derivative positions. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Government Long Bond 1.2x Strategy Fund is appropriate for investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

PRINCIPAL RISKS

The Government Long Bond 1.2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 30 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
13

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
  (FORMERLY, INVERSE GOVERNMENT LONG BOND FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Government Long Bond Strategy Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse (opposite) of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Government Long Bond Strategy Fund's objective is to perform, on a daily basis, exactly opposite the underlying index, the daily price movement of the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Government Long Bond Strategy Fund is appropriate for investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

PRINCIPAL RISKS

The Inverse Government Long Bond Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 30 for a discussion of each of the principal risks that apply to the Fund.

14

ABSOLUTE RETURN STRATEGIES FUND

FUND INFORMATION

FUND OBJECTIVE

The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than equity indices. The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Absolute Return Strategies Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. These investment strategies include, but are not limited to, those described below.

LONG/SHORT EQUITY – Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets. The Advisor seeks to execute this investment strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value, market neutral capitalization, market neutral growth and market neutral momentum.

EQUITY MARKET NEUTRAL – Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements. The Advisor seeks to execute this investment strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: market neutral value, market neutral capitalization, market neutral growth, market neutral momentum, and market neutral illiquidity premiums.

FIXED INCOME ARBITRAGE – Pursuant to a fixed income arbitrage investment strategy, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; leveraging long and short positions in securities that are related either mathematically or economically. The Advisor seeks to execute this strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: long fixed income, and duration neutral default spreads, and convertible arbitrage.

MERGER ARBITRAGE – Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition. Risk arbitrageurs typically invest in long positions in the stock of the company to be acquired and short the stock of the acquiring company. The Advisor seeks to execute this investment strategy by creating a portfolio consisting primarily of instruments that provide exposure to merger arbitrage spreads.

GLOBAL MACRO – Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility. The Advisor seeks to execute this strategy be creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: directional currency trades, directional commodity trades, currency spread trades, and volatility arbitrage spread trades.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small and mid-capitalization U.S. and foreign equity securities (though the Fund may invest in securities of any capitalization range), currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, ADRs, and corporate debt. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PROSPECTUS
15

PRINCIPAL RISKS

The Absolute Return Strategies Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Currency Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk • High Yield Risk • Investment In Investment Companies Risk	• Leveraging Risk • Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 30 for a discussion of each of the principal risks that apply to the Fund.

16

COMMODITIES STRATEGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the S&P GSCITM Commodity Index. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Commodities Strategy Fund seeks exposure to the performance of the commodities markets. The Fund will seek to gain exposure to the S&P GSCITM Commodity Index by investing in commodity-linked structured notes, exchange-traded funds ("ETFs") that provide exposure to the commodities markets, and in commodity-linked derivative instruments, including swap agreements, commodity options, and futures and options on futures, and equity securities. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Commodities Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Commodity-Linked Derivative Investment Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Energy Sector Concentration Risk • Industry Concentration Risk	• Investments In Investment Companies Risk • Market Risk • Non-Diversification Risk • Tax Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 30 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
17

HEDGED EQUITY FUND

FUND INFORMATION

FUND OBJECTIVE

The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Hedged Equity Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis. These long/short investment styles include, but are not limited to, those described below.

LONG/SHORT VALUE – Pursuant to a long/short value investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on value signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value and market neutral capitalization.

LONG/SHORT GROWTH – Pursuant to a long/short growth investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on growth signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral growth and market neutral capitalization.

LONG/SHORT MOMENTUM – Pursuant to a long/short momentum investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on price momentum signals. The Advisor attempts to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral momentum and market neutral capitalization.

COVERED CALL WRITING – Pursuant to a covered call writing investment strategy, portfolio managers seek to generate potential returns through the sale of call options covered by the holdings in the portfolio. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity and covered call options.

Each of these investment styles may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate long/short hedge fund portfolio characteristics as well as providing risk diversification. The Fund invests in core long positions at all times and, as a result, tends to have a long market bias.

Under normal circumstances, the Fund will invest principally in long and short positions in small and mid-capitalization U.S. and foreign equity securities (though the Fund may invest in securities of any capitalization range), or derivatives thereof, including futures, options and swap agreements, ADRs, and securities of other investment companies. This is a non-fundamental policy that can be changed by the Fund upon prior notice to shareholders. The Fund may invest its remaining assets in directional and non-directional fixed income investments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Hedged Equity Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk • Investment In Investment Companies Risk • Leveraging Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 30 for a discussion of each of the principal risks that apply to the Fund.

18

ESSENTIAL PORTFOLIO FUNDS OVERVIEW

INVESTMENT OBJECTIVES

Each Essential Portfolio Fund is a "fund of funds," which means that each Essential Portfolio Fund seeks to achieve its investment objective by investing primarily in other Rydex mutual funds (the "underlying funds") instead of in individual securities. The Essential Portfolio Funds charge their own expenses and also indirectly bear a proportionate share of the underlying funds' expenses.

In managing the Essential Portfolio Funds, the Advisor uses many of the tenets of Essential Portfolio Theory ("EPT"), an investment theory developed by the Advisor. The theory is based upon a disciplined and diversified approach to investing that attempts to take into account the various factors that influence today's financial markets.

Each Essential Portfolio Fund seeks to achieve its investment objective by investing in underlying funds that in turn, invest in equity, fixed-income, money market instruments and alternative asset classes, such as real estate and commodities, and alternative investment strategies, such as absolute return, leveraged and sector-based strategies (alternative asset classes and alternative investment strategies are, collectively, "alternative"). Typically, the greater the equity allocation, the greater the risk associated with a Fund and the increased likelihood that the Fund is suitable for investors who have longer time horizons and seek to maximize long-term returns at the risk of short or long-term losses.

The Essential Portfolio Funds offer three choices for different investment styles in accordance with different target risks. Before investing in the Essential Portfolio Funds, you should consider your personal investment objectives, tolerance for risk, financial circumstances, and preferred investment horizon.

The following table indicates each Essential Portfolio Fund's typical target allocation and risk, which is how each Essential Portfolio Fund's investments will be generally allocated among the major asset classes over the long term. It is possible that each Essential Portfolio Fund's target allocation may differ from these ranges, depending on market conditions or other factors.

FUND	TARGET RISK	TARGET ALLOCATION RANGE
Essential Portfolio Conservative Fund	Low
Equity		20-50%
Fixed-Income/Money Market		20-60%
Alternative		0-30%
Essential Portfolio Moderate Fund	Medium
Equity		30-70%
Fixed-Income/Money Market		5-25%
Alternative		0-35%
Essential Portfolio Aggressive Fund	High
Equity		40-80%
Fixed-Income/Money Market		0-15%
Alternative		0-40%

Each underlying fund has risks associated with it as described in this Prospectus. You may also request an underlying fund's prospectus or statement of additional information by calling Rydex Client Services at 800.820.0888 or 301.296.5406, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

PROSPECTUS
19

ESSENTIAL PORTFOLIO CONSERVATIVE FUND

FUND INFORMATION

FUND OBJECTIVE

The Essential Portfolio Conservative Fund's objective is to primarily seek preservation of capital and, secondarily, to seek long-term growth of capital.

The Fund may be appropriate for investors who:

• Have a low risk tolerance

• Primarily seek preservation of capital from their investment

The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Essential Portfolio Conservative Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a conservative allocation to underlying funds that invest in stocks, and a greater allocation to underlying funds that invest in bonds and money market securities as compared to other Essential Portfolio Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds all of which (except for the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund) are described in more detail in this Prospectus. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice (unless otherwise noted, each underlying fund listed below is a series of the Trust):

• Domestic Equity and Domestic Equity – Style Funds: Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Multi-Cap Core Equity Fund, Sector Rotation Fund, Small-Cap Growth Fund and Small-Cap Value Fund

• Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, Rydex Series Funds High Yield Strategy Fund, and U.S. Government Money Market Fund

• International Equity Funds: Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, and International Rotation Fund

• Alternative Investment Funds: Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Rydex Series Funds Managed Futures Strategy Fund, and Real Estate Fund

Because the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund are not portfolios of Rydex Variable Trust, a description is provided below. The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information of the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, respectively, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov. For more information about Rydex Variable Trust Funds listed above, but not included in this Prospectus, please contact your insurance company for a Rydex Variable Trust Prospectus that includes all of the Trust's Funds.

HIGH YIELD STRATEGY FUND – The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The Advisor seeks to create a portfolio that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection. To manage interest rate risk, the Fund invests in bond futures. The High Yield Strategy Fund will typically buy bond futures. Additionally, the Advisor evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for the Fund.

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for defensive purposes. If the Advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

MANAGED FUTURES STRATEGY FUND – The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a specific benchmark for measuring trends in the commodity and financial futures markets. The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator® (the "underlying benchmark" or the "S&P DTI"). The S&P DTI is

20

constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying benchmark. However, when the value of the underlying benchmark declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying benchmark.

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

The Essential Portfolio Conservative Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk
• Commodity-Linked Derivative Investment Risk
• Conflicts of Interest Risk
• Counterparty Credit Risk
• Credit Risk
• Currency Risk
• Depositary Receipt Risk
• Derivatives Risk
• Early Closing Risk
• Energy Sector Concentration Risk
• Fixed Income Risk
• Foreign Issuer Exposure Risk
• Fund of Funds Risk
• Geographic Concentration in Europe Risk
• Geographic Concentration in Japan Risk
• High Yield Risk
• Industry Concentration Risk
• Interest Rate Risk	• Investment In Investment Companies Risk
• Investment Style Risk
• Investment Technique Risk
• Issuer Specific Risk
• Large-Capitalization Securities Risk
• Leveraging Risk
• Liquidity Risk
• Market Risk
• Mid-Capitalization Securities Risk
• Portfolio Turnover Risk
• Real Estate Sector Concentration Risk
• Short Sales Risk
• Small-Capitalization Securities Risk
• Stable Price Per Share Risk
• Tax Risk
• Tracking Error Risk
• Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 30 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
21

ESSENTIAL PORTFOLIO MODERATE FUND

FUND INFORMATION

FUND OBJECTIVE

The Essential Portfolio Moderate Fund's objective is to primarily seek growth of capital and, secondarily, to seek preservation of capital.

The Fund may be appropriate for investors who:

• Have a moderate risk tolerance

• Primarily seek growth from their investment

• Are willing to assume some short-term price fluctuations in exchange for potentially higher returns over time

The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Essential Portfolio Moderate Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other Essential Portfolio Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds all of which (except for the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund) are described in more detail in this Prospectus. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice (unless otherwise noted, each underlying fund listed below is a series of the Trust):

• Domestic Equity and Domestic Equity – Style Funds: Russell 2000® 2x Strategy Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Multi-Cap Core Equity Fund, Nova Fund, NASDAQ-100® Fund, Russell 2000® 1.5x Strategy Fund, Sector Rotation Fund, Small-Cap Growth Fund and Small-Cap Value Fund

• Fixed Income Funds: Government Long Bond 1.2x Strategy Fund and Rydex Series Funds High Yield Strategy Fund

• International Equity Funds: Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, and International Rotation Fund

• Alternative Investment Funds: Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Rydex Series Funds Managed Futures Strategy Fund, and Real Estate Fund

Because the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund are not described in this Prospectus, a description is provided below. The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information of the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, respectively, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov. For more information about Rydex Variable Trust Funds listed above, but not included in this Prospectus, please contact your insurance company for a Rydex Variable Trust Prospectus that includes all of the Trust's Funds.

HIGH YIELD STRATEGY FUND – The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The Advisor seeks to create a portfolio that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection. To manage interest rate risk, the Fund invests in bond futures. The High Yield Strategy Fund will typically buy bond futures. Additionally, the Advisor evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for the Fund.

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for defensive purposes. If the Advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

MANAGED FUTURES STRATEGY FUND – The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a specific benchmark for measuring trends in the commodity and financial futures markets. The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator® (the "underlying benchmark" or the "S&P DTI"). The S&P DTI is

22

constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying benchmark. However, when the value of the underlying benchmark declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying benchmark.

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

The Essential Portfolio Moderate Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk
• Commodity-Linked Derivative Investment Risk
• Conflicts of Interest Risk
• Counterparty Credit Risk
• Credit Risk
• Currency Risk
• Depositary Receipt Risk
• Derivatives Risk
• Early Closing Risk
• Energy Sector Concentration Risk
• Fixed Income Risk
• Foreign Issuer Exposure Risk
• Fund of Funds Risk
• Geographic Concentration in Europe Risk
• Geographic Concentration in Japan Risk
• High Yield Risk
• Investment In Investment Companies Risk	• Industry Concentration Risk
• Investment Style Risk
• Investment Technique Risk
• Issuer Specific Risk
• Large-Capitalization Securities Risk
• Leveraging Risk
• Liquidity Risk
• Market Risk
• Mid-Capitalization Securities Risk
• Portfolio Turnover Risk
• Real Estate Sector Concentration Risk
• Short Sales Risk
• Small-Capitalization Securities Risk
• Tax Risk
• Technology Sector Concentration Risk
• Tracking Error Risk
• Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 30 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
23

ESSENTIAL PORTFOLIO AGGRESSIVE FUND

FUND INFORMATION

FUND OBJECTIVE

The Essential Portfolio Aggressive Fund's objective is to primarily seek growth of capital.

The Fund may be appropriate for investors who:

• Have an aggressive risk tolerance

• Primarily seek growth from their investment

• Seek to maximize long-term returns with the ability to accept possible significant short or long-term losses

The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Essential Portfolio Aggressive Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have an aggressive allocation to underlying funds that invest in stocks, and a lower allocation to underlying funds that invest in bonds as compared to other Essential Portfolio Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds all of which (except for the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund) are described in more detail in this Prospectus. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice (unless otherwise noted, each underlying fund listed below is a series of the Trust):

• Domestic Equity and Domestic Equity – Style Funds: NASDAQ-100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500 2x Strategy Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Multi-Cap Core Equity Fund, Russell 2000® 1.5x Strategy Fund, Sector Rotation Fund, Small-Cap Growth Fund and Small-Cap Value Fund

• Fixed Income Funds: Government Long Bond 1.2x Strategy Fund and Rydex Series Funds High Yield Strategy Fund

• International Equity Funds: Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, and International Rotation Fund

• Alternative Investment Funds: Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Rydex Series Funds Managed Futures Strategy Fund, and Real Estate Fund

Because the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund are not described in this Prospectus, a description is provided below. The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information of the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, respectively, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov. For more information about Rydex Variable Trust Funds listed above, but not included in this Prospectus, please contact your insurance company for a Rydex Variable Trust Prospectus that includes all of the Trust's Funds.

HIGH YIELD STRATEGY FUND – The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The Advisor seeks to create a portfolio that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection. To manage interest rate risk, the Fund invests in bond futures. The High Yield Strategy Fund will typically buy bond futures. Additionally, the Advisor evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for the Fund.

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for defensive purposes. If the Advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

MANAGED FUTURES STRATEGY FUND – The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a specific benchmark for measuring trends in the commodity and financial futures markets. The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator® (the "underlying benchmark" or the "S&P DTI"). The S&P DTI is constructed

24

using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying benchmark. However, when the value of the underlying benchmark declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying benchmark.

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

The Essential Portfolio Aggressive Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk
• Commodity-Linked Derivative Investment Risk
• Conflicts of Interest Risk
• Counterparty Credit Risk
• Credit Risk
• Currency Risk
• Depositary Receipt Risk
• Derivatives Risk
• Early Closing Risk
• Energy Sector Concentration Risk
• Fixed Income Risk
• Foreign Issuer Exposure Risk
• Fund of Funds Risk
• Geographic Concentration in Europe Risk
• Geographic Concentration in Japan Risk
• High Yield Risk
• Industry Concentration Risk	• Investment In Investment Companies Risk
• Investment Style Risk
• Investment Technique Risk
• Issuer Specific Risk
• Large-Capitalization Securities Risk
• Leveraging Risk
• Liquidity Risk
• Market Risk
• Mid-Capitalization Securities Risk
• Portfolio Turnover Risk
• Real Estate Sector Concentration Risk
• Short Sales Risk
• Small-Capitalization Securities Risk
• Tax Risk
• Technology Sector Concentration Risk
• Tracking Error Risk
• Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 30 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
25

U.S. GOVERNMENT MONEY MARKET FUND

FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under SEC rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

• Interest Rate Risk	• Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 30 for a discussion of each of the principal risks that apply to the Fund.

26

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

	INVERSE NASDAQ- 100® STRATEGY	INVERSE RUSSELL 2000® STRATEGY	INVERSE S&P 500 STRATEGY	MULTI-CAP CORE EQUITY	NOVA	NASDAQ- 100®	RUSSELL 2000® 1.5X STRATEGY	SECTOR ROTATION
ACTIVE TRADING RISK	X	X	X		X	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK
CONFLICTS OF INTEREST RISK
COUNTERPARTY CREDIT RISK	X	X	X	X	X	X	X	X
CREDIT RISK
CURRENCY RISK
DEPOSITARY RECEIPT RISK	X	X		X		X	X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK
FOREIGN ISSUER EXPOSURE RISK
FUND OF FUNDS RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK
INDUSTRY CONCENTRATION RISK	X					X
INTEREST RATE RISK
INVESTMENT IN INVESTMENT COMPANIES RISK
INVESTMENT STYLE RISK				X				X
INVESTMENT TECHNIQUE RISK
ISSUER SPECIFIC RISK
LARGE-CAPITALIZATION SECURITIES RISK	X		X	X	X	X
LEVERAGING RISK					X		X
LIQUIDITY RISK
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK				X				X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK				X				X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)	X					X
SHORT SALES RISK	X	X	X					X
SMALL-CAPITALIZATION SECURITIES RISK		X		X			X	X
STABLE PRICE PER SHARE RISK
TAX RISK
TRACKING ERROR RISK	X	X	X		X	X	X
TRADING HALT RISK	X	X	X	X	X	X	X	X

PROSPECTUS
27

	GOVERNMENT LONG BOND 1.2X STRATEGY	INVERSE GOVERNMENT LONG BOND STRATEGY	ABSOLUTE RETURN STRATEGIES	COMMODITIES STRATEGY	HEDGED EQUITY
ACTIVE TRADING RISK	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK				X
CONFLICTS OF INTEREST RISK
COUNTERPARTY CREDIT RISK	X	X	X	X	X
CREDIT RISK
CURRENCY RISK			X
DEPOSITARY RECEIPT RISK			X		X
DERIVATIVES RISK	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X
FIXED INCOME RISK	X	X	X		X
FOREIGN ISSUER EXPOSURE RISK
FUND OF FUNDS RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK			X
INDUSTRY CONCENTRATION RISK				X
INTEREST RATE RISK
INVESTMENT IN INVESTMENT COMPANIES RISK			X	X	X
INVESTMENT STYLE RISK
INVESTMENT TECHNIQUE RISK
ISSUER SPECIFIC RISK
LARGE-CAPITALIZATION SECURITIES RISK
LEVERAGING RISK	X		X		X
LIQUIDITY RISK
MARKET RISK	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK			X		X
NON-DIVERSIFICATION RISK	X	X	X	X	X
PORTFOLIO TURNOVER RISK			X		X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)				X
SHORT SALES RISK		X	X		X
SMALL-CAPITALIZATION SECURITIES RISK			X		X
STABLE PRICE PER SHARE RISK
TAX RISK				X
TRACKING ERROR RISK	X	X		X
TRADING HALT RISK	X	X	X	X	X

28

	ESSENTIAL PORTFOLIO CONSERVATIVE	ESSENTIAL PORTFOLIO MODERATE	ESSENTIAL PORTFOLIO AGGRESSIVE	U.S. GOVERNMENT MONEY MARKET
ACTIVE TRADING RISK	X	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK	X	X	X
CONFLICTS OF INTEREST RISK	X	X	X
COUNTERPARTY CREDIT RISK	X	X	X
CREDIT RISK	X	X	X
CURRENCY RISK	X	X	X
DEPOSITARY RECEIPT RISK	X	X	X
DERIVATIVES RISK	X	X	X
EARLY CLOSING RISK	X	X	X
FIXED INCOME RISK	X	X	X
FOREIGN ISSUER EXPOSURE RISK	X	X	X
FUND OF FUNDS RISK	X	X	X
GEOGRAPHIC CONCENTRATION IN EUROPE RISK	X	X	X
GEOGRAPHIC CONCENTRATION IN JAPAN RISK	X	X	X
HIGH YIELD RISK	X	X	X
INDUSTRY CONCENTRATION RISK	X	X	X
INTEREST RATE RISK	X			X
INVESTMENT IN INVESTMENT COMPANIES RISK	X	X	X
INVESTMENT STYLE RISK	X	X	X
INVESTMENT TECHNIQUE RISK	X	X	X
ISSUER SPECIFIC RISK	X	X	X
LARGE-CAPITALIZATION SECURITIES RISK	X	X	X
LEVERAGING RISK	X	X	X
LIQUIDITY RISK	X	X	X
MARKET RISK	X	X	X
MID-CAPITALIZATION SECURITIES RISK	X	X	X
NON-DIVERSIFICATION RISK
PORTFOLIO TURNOVER RISK	X	X	X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)	X	X	X
SHORT SALES RISK	X	X	X
SMALL-CAPITALIZATION SECURITIES RISK	X	X	X
STABLE PRICE PER SHARE RISK	X			X
TAX RISK	X	X	X
TRACKING ERROR RISK	X	X	X
TRADING HALT RISK	X	X	X

PROSPECTUS
29

DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK – A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK – The Fund's, or in the case of the Essential Portfolio Funds, certain of the underlying funds', exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES – The Fund, or in the case of the Essential Portfolio Funds, certain of the underlying funds, invest in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P GSCITM Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund or an underlying fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund or an underlying fund may receive more or less principal than it originally invested. The Fund or an underlying fund might receive interest payments that are more or less than the stated coupon interest payments.

STRUCTURED NOTE RISK – The Fund, or in the case of the Essential Portfolio Funds, certain of the underlying funds, intend to invest in commodity, currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

CONFLICTS OF INTEREST RISK – In managing the Fund, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor is also responsible for managing each of the underlying funds. The Advisor is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Trustees and officers of the Fund are also Trustees and officers of the underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Fund and the underlying funds.

COUNTERPARTY CREDIT RISK – The Fund, or in the case of the Essential Portfolio Funds, certain of the underlying funds, may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and in the case of the Commodities Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, which is included in a separate prospectus, structured notes. The Fund and certain of the underlying funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund and underlying funds will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund or an underlying fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund and certain of the underlying funds may enter into swap agreements with a limited number of counterparties, and the Commodities Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, which is included in a separate prospectus, may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

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CREDIT DEFAULT SWAP RISK – The Absolute Return Strategies Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

CREDIT RISK – Credit risk is the risk that certain of the Fund's underlying funds, such as the High Yield Strategy Fund, could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

CURRENCY RISK – The Fund's, or in the case of the Essential Portfolio Funds, certain of the underlying funds', indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund and certain of the underlying funds may incur transaction costs in connection with conversions between various currencies. The Fund and certain of the underlying funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK – The Fund, or in the case of the Essential Portfolio Funds, certain of the underlying funds, may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's or an underlying fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK – The Fund, or in the case of the Essential Portfolio Funds, certain of the underlying funds, may invest a percentage of their assets in derivatives, such as futures and options contracts, to pursue their investment objectives. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund, or in the case of the Essential Portfolio Funds, certain of the underlying funds, may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund and underlying funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund or an underlying fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund or an underlying fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund or an underlying fund.

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The risks associated with the Fund's or an underlying fund's use of futures and options contracts include:

• The Fund or an underlying fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund or an underlying fund and the prices of futures and options on futures.

• Although the Fund or an underlying fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund or an underlying fund may be unable to close out its futures contracts at a time which is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Fund or an underlying fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK – The Fund, or in the case of the Essential Portfolio Funds, certain of the underlying funds, may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Such periods may benefit certain underlying funds, such as the High Yield Strategy Fund. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund or Inverse Government Long Bond Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in certain underlying funds, such as the High Yield Strategy Fund, may decline during periods of rising interest rates. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to certain underlying funds, such as the High Yield Strategy Fund, the prices of high yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK – The Fund, or in the case of the Essential Portfolio Funds, certain of the underlying funds, may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and ETFs, which are indirectly linked to the performance of foreign issuers. Certain underlying funds, such as the High Yield Strategy Fund, may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. With respect to certain underlying funds, such as the High Yield Strategy Fund, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund or an underlying fund.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

FUND OF FUNDS RISK – The Fund is subject to fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Fund intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.

In addition, an underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, the Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because the Fund invests most of its assets in underlying funds, the Fund's investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest.

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GEOGRAPHIC CONCENTRATION IN EUROPE RISK – Because a significant portion of certain of the underlying funds' assets are invested in a specific geographical region, such as the Europe 1.25x Strategy Fund, the value of the Fund's investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK – Targeting Japan could hurt certain of the underlying funds' performance, such as the Japan 1.25x Strategy Fund's, if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK – The Fund, or in the case of the Essential Portfolio Funds, certain of the underlying funds, may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of certain underlying funds to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the underlying fund and the Fund may lose their entire respective investments. Certain of the underlying funds, such as the High Yield Strategy Fund, seek to correspond generally to the total return of the high yield bond market and thus the Fund's investment in the High Yield Strategy Fund will generally decline in value when the high yield bond market is losing value.

INDUSTRY CONCENTRATION RISK – The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INTEREST RATE RISK – Interest Rate Risk involves the potential for decline in the U.S. Government Money Market Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

INVESTMENT IN INVESTMENT COMPANIES RISK – The Fund may purchase shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, and therefore, is not subject to the regulatory scheme of the Investment Company Act of 1940.

The Commodities Strategy Fund may invest to a significant extent in shares of ETFs to gain exposure necessary to achieve its investment objective. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, Amex, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments.

In the case of the Essential Portfolio Funds, each Fund will regularly invest in other investment companies, including the underlying funds and ETFs. In addition, certain of the underlying funds invest in shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in the underlying funds or other investment companies, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying funds' and/or other investment company's expenses. For example, if an underlying fund sells the same securities another underlying fund is purchasing, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. The costs associated with investments in ETFs may differ from those associated with the Fund's investments in the underlying funds. Similarly, an investor in the Fund may receive taxable gains as a result of the underlying funds' portfolio transactions in addition to the taxable gains attributable to the Fund's transactions in shares of the underlying funds. Further, in part because of these additional expenses, the performance of the Fund may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the underlying funds or other investment company. The ability to redeem large blocks of ETF shares has historically resulted in the market price of individual ETF shares being at or near the net asset value of the ETF's underlying investments. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if it had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. Lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund and the

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underlying funds may invest in investment companies and other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, and therefore, not subject to the regulatory scheme of the Investment Company Act of 1940.

INVESTMENT STYLE RISK – The Multi-Cap Core Equity Fund is subject to the risk that the Advisor's use of a multi-cap value and growth-oriented investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when multi-cap value and growth-oriented investing is out of favor. The Sector Rotation Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

INVESTMENT TECHNIQUE RISK – The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in high yield debt securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

ISSUER SPECIFIC RISK – The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to certain of the underlying funds, such as the High Yield Strategy Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of the Fund's investment in the High Yield Strategy Fund to decrease.

LARGE-CAPITALIZATION SECURITIES RISK – The Multi-Cap Core Equity, Nova, NASDAQ-100®, and in the case of the Essential Portfolio Funds, certain of the underlying funds, are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse NASDAQ-100® Strategy and Inverse S&P 500 Strategy Funds are subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK – The more the Fund, or in the case of the Essential Portfolio Funds, certain of the underlying funds, invest in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund and certain of the underlying funds will engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund or an underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund or an underlying fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund or an underlying fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's or an underlying fund's investment income, resulting in greater losses. Beacause the Fund's (except for the Absolute Return Strategies and Hedged Equity Funds') investment strategies involve consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK – In certain circumstances, it may be difficult for the Fund, or in the case of the Essential Portfolio Funds, certain of the underlying funds, to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund or an underlying fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's or an underlying fund's portfolio, the ability of the Fund or an underlying fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK – The Fund, and in the case of the Essential Portfolio Funds, certain of the underlying funds, may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's or an underlying fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an underlying fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's or an underlying fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the

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markets, an investment in the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Essential Portfolio Conservative Fund, Essential Portfolio Moderate Fund, and Essential Portfolio Aggressive Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

MID-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. For the Multi-Cap Core Equity, Sector Rotation, Absolute Return Strategies, Hedged Equity, and Essential Portfolio Funds, medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK – The Fund's strategy, or in the case of the Essential Portfolio Funds, certain of the underlying funds' strategies, may frequently involve buying and selling portfolio securities to rebalance the Fund's or an underlying fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund or an underlying fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SECTOR CONCENTRATION RISK – The Sector Concentration Risk applicable to each Fund is as follows:

ENERGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the energy sector and energy sector commodities that the Energy Fund and the Commodities Strategy Fund purchase will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Funds', or in the case of the Essential Portfolio Funds, certain of the underlying funds', investments are concentrated in issuers conducting business in the energy sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies and energy sector commodities may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

REAL ESTATE SECTOR CONCENTRATION RISK – The risk that the securities of real estate companies that certain of the underlying funds, such as the Real Estate Fund, purchase will underperform the market as a whole. To the extent that the underlying funds' investments are concentrated in real estate companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting real estate companies. Investments in real estate companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

TECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

SHORT SALES RISK – Short sales are transactions in which the Fund, or in the case of the Essential Portfolio Funds, certain of the underlying funds, sell a security they do not own. To complete the transaction, the Fund or an underlying fund must borrow the security to make delivery to the buyer. The Fund or underlying fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or underlying fund. If the underlying security goes down in price between the time the Fund or underlying fund sells the security and buys it back, the Fund or underlying fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or underlying fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund or underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund or underlying fund must pay to the lender of the security. The Fund or underlying fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's or an underlying fund's needs for immediate cash or other liquidity. The Fund's or an underlying fund's investment performance may also suffer if the Fund or underlying fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund or underlying fund to deliver the securities the Fund or underlying fund borrowed at the commencement of the short sale and the Fund or underlying fund was unable to borrow the securities from another securities lender or otherwise obtain the security by

PROSPECTUS
35

other means. In addition, the Fund or underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's or an underlying fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund or an underlying fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund or underlying fund on the investment of the cash generated by the short sale. Similarly, when the Fund or an underlying fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's or an underlying fund's unrealized gain or reduces the Fund's or an underlying fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund or an underlying fund is obligated to pay is greater than the interest earned by the Fund or an underlying fund on investments, the performance of the Fund or an underlying fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund or an underlying fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. For the Multi-Cap Core Equity, Russell 2000® 1.5x Strategy, Sector Rotation, Absolute Return Strategies, Hedged Equity, and Essential Portfolio Funds, small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. For the Inverse Russell 2000® Strategy Fund, small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

STABLE PRICE PER SHARE RISK – The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. The Fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to achieve its objective.

TAX RISK – As noted under "Commodity-Linked Derivative Investment Risk" above, the Fund, or in the case of the Essential Portfolio Funds, certain of the underlying funds, currently gain most of their exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked derivative instruments in which the Fund and certain of the underlying funds invest will not be considered qualifying income after September 30, 2006. The Fund and affiliated underlying funds will therefore restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of their gross income.

The Fund, or in the case of the Essential Portfolio Funds, certain of the underlying funds, have received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund and certain of the underlying funds will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Fund and underlying funds in a manner consistent with the Fund's and underlying funds current investment objective by investing in these commodities-linked structured notes. See "Tax Information" for more information.

TRACKING ERROR RISK – Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's, or in the case of the Essential Portfolio Funds, certain of the underlying funds', performance to match or correlate to that of the Fund's or an underlying fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's or an underlying fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.

In addition, the Nova Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, and Inverse Government Long Bond Strategy Fund, which seek to track their respective benchmarks on a daily basis, and the Russell 2000® 1.5x Strategy Fund, Government Long Bond 1.2x Strategy Fund, and Commodities Strategy Fund, which seek to track their respective benchmark over time, are subject to mathematical compounding which may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

The Russell 2000® 1.5x Strategy Fund and Government Long Bond 1.2x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Russell 2000® 1.5x Strategy Fund and Government Long Bond 1.2x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices.

TRADING HALT RISK – The Fund, or in the case of the Essential Portfolio Funds, certain of the underlying funds, typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods

36

within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund or an underlying fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund or an underlying fund prices its shares may limit the Fund's or an underlying fund's ability to use leverage and may prevent the Fund or an underlying fund from achieving its investment objective. In such an event, the Fund or an underlying fund also may be required to use a "fair value" method to price their outstanding contracts or securities.

PROSPECTUS
37

FUND PERFORMANCE

The following bar charts show the performance of shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how a Fund will perform in the future.

INVERSE NASDAQ-100® STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2002)	32.20%	Lowest Quarter Return (quarter ended 12/31/2002)	-18.97%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/21/2001)
Inverse NASDAQ-100® Strategy Fund	-11.28%	-13.32%	-3.84%
Nasdaq-100 Index®1	19.24%	16.62%	0.54%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. Returns reflect no deduction for fees, expenses, or taxes.

INVERSE RUSSELL 2000® STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2006)	6.19%	Lowest Quarter Return (quarter ended 3/31/2006)	-11.33%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
INVERSE RUSSELL 2000® STRATEGY FUND	5.37%	-6.88%
RUSSELL 2000® INDEX[1]	-1.57%	9.94%

1 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

INVERSE S&P 500 STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2002)	17.71%	Lowest Quarter Return (quarter ended 12/31/1998)	-16.89%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS[2]
Inverse S&P 500 Strategy Fund	0.83%	-8.70%	-3.74%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

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2 The Fund commenced continuous operations on June 9, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation including returns for each discrete period, were as follows: May 7, 1997 to May 21, 1997, -3.70%; and May 24, 1997 to June 3, 1997, 0.10%.

MULTI-CAP CORE EQUITY FUND

Highest Quarter Return (quarter ended 12/31/2006)	7.66%	Lowest Quarter Return (quarter ended 12/31/2007)	-6.89%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (11/29/2005)
MULTI-CAP CORE EQUITY FUND	-5.26%	3.99%
RUSSELL 3000® INDEX[1]	5.14%	9.65%

1 The Russell 3000® Index is an unmanaged capitalization-weighted index that offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. equity market. Returns reflect no deduction for fees, expenses or taxes.

NOVA FUND

Highest Quarter Return (quarter ended 12/31/1998)	31.57%	Lowest Quarter Return (quarter ended 9/30/2002)	-26.76%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Nova Fund	1.13%	14.88%	2.30%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

NASDAQ-100® FUND

Highest Quarter Return (quarter ended 12/31/1999)	53.10%	Lowest Quarter Return (quarter ended 9/30/2001)	-37.14%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
NASDAQ-100® Fund	17.82%	14.91%	6.15%
Nasdaq-100 Index®1	19.24%	16.62%	7.96%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS
39

RUSSELL 2000® 1.5X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	34.94%	Lowest Quarter Return (quarter ended 9/30/2002)	-30.50%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Russell 2000® 1.5X Strategy Fund	-6.74%	19.22%	11.78%
Russell 2000® Index[1]	-1.57%	16.25%	12.44%

1 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

SECTOR ROTATION FUND

Highest Quarter Return (quarter ended 6/30/2003)	14.70%	Lowest Quarter Return (quarter ended 6/30/2006)	-6.08%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/01/2002)
Sector Rotation Fund	22.75%	17.46%	10.21%
S&P 500® Index[1]	5.49%	12.83%	7.40%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

GOVERNMENT LONG BOND 1.2X STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2002)	17.53%	Lowest Quarter Return (quarter ended 3/31/1999)	-9.57%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Government Long Bond 1.2X Strategy Fund	9.77%	4.29%	4.68%
Lehman Long Treasury Bond Index[1]	9.81%	5.63%	7.14%

1 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance. Returns reflect no deduction for fees, expenses or taxes.

40

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Highest Quarter Return (quarter ended 3/31/2006)	7.93%	Lowest Quarter Return (quarter ended 6/30/2005)	-8.58%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/01/2003)
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	-4.51%	-3.00%
LEHMAN LONG TREASURY BOND INDEX[1]	9.81%	5.50%

1 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance. Returns reflect no deduction for fees, expenses or taxes.

ABSOLUTE RETURN STRATEGIES FUND

Highest Quarter Return (quarter ended 6/30/2007)	3.70%	Lowest Quarter Return (quarter ended 9/30/2007)	-1.55%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (11/29/2005)
ABSOLUTE RETURN STRATEGIES FUND	3.84%	5.41%
DOW JONES HEDGE FUND BALANCED PORTFOLIO INDEX[1]	7.54%	8.72%

1 The Dow Jones Hedge Fund Balanced Portfolio Index is an unmanaged index that reflects the performance of a portfolio that is allocated approximately equally among six strategies on an asset management platform that seeks to track the Dow Jones Hedge Fund Strategy Benchmarks. The six strategies included are: Convertible Arbitrage, Distressed Securities, Event Driven, Equity Long/Short, Equity Market Neutral and Merger Arbitrage. Returns reflect no deduction for fees, expenses or taxes.

COMMODITIES STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2007)	11.66%	Lowest Quarter Return (quarter ended 9/30/2006)	-17.62%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (09/30/2005)
COMMODITIES STRATEGY FUND	31.02%	-2.07%
S&P GSCITM COMMODITY INDEX[1]	32.68%	-0.04%

1 The S&P GSCITM Commodity Index, formerly known as the GSCI® Total Return Index, is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities.

PROSPECTUS
41

HEDGED EQUITY FUND

Highest Quarter Return (quarter ended 3/31/2006)	4.52%	Lowest Quarter Return (quarter ended 9/30/2007)	-2.36%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (11/29/2005)
HEDGED EQUITY FUND	3.16%	5.88%
DOW JONES HEDGE FUND EQUITY LONG/SHORT INDEX[1]	19.79%	13.89%

1 The Dow Jones Hedge Fund Equity Long/Short Index is an unmanaged index that reflects the performance of a portfolio that seeks to produce risk and return characteristics sim-lar to that produced by the equity long/short strategy commonly employed by hedge funds. Returns reflect no deduction for fees, expenses or taxes.

ESSENTIAL PORTFOLIO CONSERVATIVE FUND

Highest Quarter Return (quarter ended 6/30/2007)	2.51%	Lowest Quarter Return (quarter ended 9/30/2007)	0.96%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (10/27/2006)
ESSENTIAL PORTFOLIO CONSERVATIVE FUND	6.45%	6.97%
SYNTHETIC ESSENTIAL PORTFOLIO CONSERVATIVE BENCHMARK[1]	6.80%	7.49%
S&P 500 INDEX[1]	5.49%	7.64%

1 The Benchmark reflects a 40/60 ratio of the performance of the S&P 500 Index and the Lehman Aggregate Bond Index. The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P"), on a statistical basis. The Lehman Brothers U.S. Aggregate Index measures the performance of the total United States investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. Returns reflect no deduction for fees, expenses or taxes.

ESSENTIAL PORTFOLIO MODERATE FUND

Highest Quarter Return (quarter ended 6/30/2007)	3.81%	Lowest Quarter Return (quarter ended 12/31/2007)	0.11%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (10/27/2006)
ESSENTIAL PORTFOLIO MODERATE FUND	6.56%	8.21%
SYNTHETIC ESSENTIAL PORTFOLIO MODERATE BENCHMARK[1]	6.49%	7.64%
S&P 500 INDEX[1]	5.49%	7.64%

1 The Benchmark reflects a 60/40 ratio of the performance of the S&P 500 Index and the Lehman Aggregate Bond Index. The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P"), on a statistical basis. The Lehman Brothers U.S. Aggregate Index measures the performance of the total United States investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. Returns reflect no deduction for fees, expenses or taxes.

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ESSENTIAL PORTFOLIO AGGRESSIVE FUND

Highest Quarter Return (quarter ended 6/30/2007)	4.42%	Lowest Quarter Return (quarter ended 12/31/2007)	-0.85%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (10/27/2006)
ESSENTIAL PORTFOLIO AGGRESSIVE FUND	6.64%	8.31%
SYNTHETIC ESSENTIAL PORTFOLIO AGGRESSIVE BENCHMARK[1]	6.02%	7.66%
S&P 500 INDEX[1]	5.49%	7.64%

1 The Benchmark reflects a 80/20 ratio of the performance of the S&P 500 Index and the Lehman Aggregate Bond Index. The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P"), on a statistical basis. The Lehman Brothers U.S. Aggregate Index measures the performance of the total United States investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. Returns reflect no deduction for fees, expenses or taxes.

U.S. GOVERNMENT MONEY MARKET FUND

Highest Quarter Return (quarter ended 12/31/2000)	1.36%	Lowest Quarter Return (quarter ended 3/31/2004)	0.00%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
U.S. Government Money Market Fund	3.90%	1.98%	2.51%
90 Day Treasury Composite Index[1]	5.11%	3.08%	3.80%

1 The 90 Day Treasury Composite Index is an unmanaged index that is a widely recognized indicator of general money market performance. Returns reflect no deduction for fees, expenses or taxes.

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

PROSPECTUS
43

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUNDS SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLES AND EXAMPLES DO NO REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLES AND EXAMPLES WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

	INVERSE NASDAQ-100® STRATEGY FUND	INVERSE RUSSELL 2000® STRATEGY FUND	INVERSE S&P 500 STRATEGY FUND	MULTI-CAP CORE EQUITY FUND	NOVA FUND	NASDAQ-100® FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.90%	0.90%	0.50%[1]	0.75%	0.75%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.78%	0.77%	0.73%	0.77%	0.71%	0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.68%	1.67%	1.63%	1.27%	1.46%	1.51%
	RUSSELL 2000® 1.5X STRATEGY FUND	SECTOR ROTATION FUND	GOVERNMENT LONG BOND 1.2x STRATEGY FUND	INVERSE GOVERNMENT LONG BOND STRATEGY FUND	ABSOLUTE RETURN STRATEGIES FUND	COMMODITIES STRATEGY FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	NONE	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.90%	0.50%	0.90%	1.15%	0.75%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
TOTAL OTHER EXPENSES	0.76%	0.71%	0.70%	2.93%	0.54%[3]	0.73%
OTHER EXPENSES	0.76%	0.71%	0.70%	0.73%	0.02%	0.73%
SHORT DIVIDEND EXPENSES	NONE	NONE	NONE	NONE	0.52%[4]	NONE
SHORT INTEREST EXPENSES	NONE	NONE	NONE	2.20%[2]	NONE	NONE
LESS FEE WAIVERS	NONE	NONE	NONE	NONE	NONE	0.20%[5]
TOTAL ANNUAL FUND OPERATING EXPENSES	1.66%	1.61%	1.20%	3.83%	1.69%	1.28%

1 The Management Fee paid to the Advisor for providing services to the Fund consists of a basic annual fee rate of 0.70% of the Fund's average daily net assets, and a performance adjustment, resulting in a minimum fee of 0.50% and a maximum fee of 0.90%. Because the performance adjustment is applied relative to the performance of the Russell 3000® Index, the Advisor could receive a positive performance adjustment even during periods where the Fund's performance is negative. See "Management of the Funds" for additional information.

2 Short Interest Expense occurs because the Fund short-sells the Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset – in its entirety or in part – by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than expenses, the expense ratio for the Inverse Government Long Bond Strategy Fund would have equaled 1.63%.

3 The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expenses and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

4 Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the shorted security – thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 1.17% for the Absolute Return Strategies Fund.

5 The Advisor has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.29% annum of the average monthly net assets of the Fund (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to May 1, 2009, except with the approval of the Board of Trustees. There is no guarantee that the Contractual Fee Waiver will continue beyond May 1, 2009.

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	HEDGED EQUITY FUND	ESSENTIAL PORTFOLIO CONSERVATIVE FUND	ESSENTIAL PORTFOLIO MODERATE FUND	ESSENTIAL PORTFOLIO AGGRESSIVE FUND	U.S. GOVERNMENT MONEY MARKET FUND
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	1.15%	NONE	NONE	NONE	0.50%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE
TOTAL OTHER EXPENSES	0.66%[1]	0.03%[3]	0.01%[3]	0.01%[3]	0.69%
OTHER EXPENSES	0.03%	0.03%	0.01%	0.01%	0.69%
SHORT DIVIDEND EXPENSES	0.63%[2]	NONE	NONE	NONE	NONE
ACQUIRED FUND FEES AND EXPENSES	NONE	1.43%[4]	1.52%[4]	1.54%[4]	NONE
TOTAL ANNUAL FUND OPERATING EXPENSES	1.81%	1.46%	1.53%	1.55%	1.19%

1 The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expenses and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

2 Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the shorted security – thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 1.18% for the Hedged Equity Fund.

3 The Advisor has contractually agreed to pay all "Other Expenses" of the Fund, excluding acquired fund fees and expenses, interest and expenses (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

4 As a shareholder in certain funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are estimated for the current fiscal year and are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown.

PROSPECTUS
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EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INVERSE NASDAQ-100® STRATEGY	$171	$530	$913	$1,987
INVERSE RUSSELL 2000® STRATEGY	$170	$526	$907	$1,976
INVERSE S&P 500 STRATEGY	$166	$514	$887	$1,933
MULTI-CAP CORE EQUITY	$129	$403	$697	$1,534
NOVA	$149	$462	$797	$1,746
NASDAQ-100®	$154	$477	$824	$1,802
RUSSELL 2000® 1.5X STRATEGY	$169	$523	$902	$1,965
SECTOR ROTATION	$164	$508	$876	$1,911
GOVERNMENT LONG BOND 1.2X STRATEGY	$122	$381	$660	$1,455
INVERSE GOVERNMENT LONG BOND STRATEGY	$385	$1,169	$1,972	$4,062
ABSOLUTE RETURN STRATEGIES	$172	$533	$918	$1,998
COMMODITIES STRATEGY	$130	$448	$789	$1,751
HEDGED EQUITY	$184	$569	$980	$2,127
ESSENTIAL PORTFOLIO CONSERVATIVE	$149	$462	$797	$1,746
ESSENTIAL PORTFOLIO MODERATE	$156	$483	$834	$1,824
ESSENTIAL PORTFOLIO AGGRESSIVE	$158	$490	$845	$1,845
U.S. GOVERNMENT MONEY MARKET	$121	$378	$654	$1,443

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MORE INFORMATION ABOUT THE FUNDS:
BENCHMARKS AND INVESTMENT METHODOLOGY

BENCHMARK INFORMATION

The Domestic Equity Funds (except for the Multi-Cap Core Equity Fund and the Sector Rotation Fund), Fixed Income Funds and Commodities Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
INVERSE NASDAQ-100® STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ-100 INDEX®

INVERSE RUSSELL 2000® STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE RUSSELL 2000® INDEX

INVERSE S&P 500 STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500® INDEX

NOVA FUND	150% OF THE PERFORMANCE OF THE S&P 500® INDEX

NASDAQ-100® FUND	NASDAQ-100 INDEX®

RUSSELL 2000® 1.5X STRATEGY FUND	RUSSELL 2000® INDEX (THE FUND SEEKS EXPOSURE TO 150% OF THE PERFORMANCE OF ITS BENCHMARK)

GOVERNMENT LONG BOND 1.2X STRATEGY FUND	LONG TREASURY BOND (THE FUND SEEKS EXPOSURE TO 120% OF THE PERFORMANCE OF ITS BENCHMARK)

INVERSE GOVERNMENT LONG BOND STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG TREASURY BOND

COMMODITIES STRATEGY FUND	S&P GSCITM COMMODITY INDEX

A BRIEF GUIDE TO THE UNDERLYING INDICES

NASDAQ-100 INDEX®. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on NASDAQ. As of December 31, 2007, the NASDAQ-100 Index® included companies with a capitalization range of $2.9 billion to $333 billion.

RUSSELL 2000® INDEX. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 11% of the Russell 3000® total market capitalization. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2007, the Russell 2000® Index included companies with a capitalization range of $27 million to $8.6 billion.

S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2007, the S&P 500 Index included companies with a capitalization range of $708 million to $511.9 billion.

S&P GSCITM COMMODITY INDEX (FORMERLY, THE GSCI® TOTAL RETURN INDEX). The S&P GSCITM Commodity Index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The S&P GSCITM Commodity Index is significantly different than the return from buying physical commodities.

PROSPECTUS
47

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume: (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 9.28%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended in 2007 of the indices underlying the other Funds' benchmarks is as follows: NASDAQ-100 Index® — 15.28%; and Russell 2000® Index — 14.41%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

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PROSPECTUS
49

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Multi-Cap Core Equity Fund, Sector Rotation Fund, and Essential Portfolio Funds, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, the Fund may not achieve its investment objective.

DOMESTIC EQUITY FUNDS (EXCEPT FOR THE MULTI-CAP CORE EQUITY FUND AND SECTOR ROTATION FUND), FIXED INCOME FUNDS and COMMODITIES STRATEGY FUND. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds — Nova Fund, Russell 2000® 1.5x Strategy Fund, and Government Long Bond 1.2x Strategy Fund — are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500 Strategy Fund, and Inverse Government Long Bond Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.

MULTI-CAP CORE EQUITY FUND. The Advisor manages the Fund using quantitative investment strategies. This quantitative investment approach relies on financial models and computer databases to assist in the allocation of assets and selection of securities. The Fund's investments are allocated into "capitalization specific" segments of the U.S. equity market. These segments are designed to cover the large-cap, mid-cap and small-cap segments of the market. The Advisor generally considers the largest 200 companies to represent the large-cap segment, the next largest 800 companies to represent the mid-cap segment and the smallest 2,000 companies to represent the small-cap segment. The Advisor generally allocates the Fund's investments equally among the size segments and rebalances periodically using a quantitative methodology designed to maintain its target allocations.

In selecting Fund investments, the Advisor considers a universe of approximately 3,000 securities eligible for purchase, representing approximately 98% of the total capitalization of the U.S. equity market. The Advisor uses a quantitative investment approach to select securities using a set of factors ("the Model") that it believes are indicative of future returns. These include value and growth factors such as relative price-to-book ratios and free-cash flow growth measures, respectively. The factors are intended to complement each other and to generate more consistent positive returns. The Advisor believes that each factor offers a unique perspective that when combined with the other factors considered offers insight into security selection that is greater than any one singular view. Securities are evaluated within each of the three size segments and compared to their appropriate peers in order to mitigate bias in the investment process. When constructing the portfolio, the Advisor considers the security's relative attractiveness according to the Model, its relative contribution to the portfolio's risk, and its ability to reduce or hedge unwanted risks.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2,000 securities are eligible for purchase from the industry buy lists. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of volatility in the top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

ABSOLUTE RETURN STRATEGIES AND HEDGED EQUITY FUNDS. As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. Beta is commonly referred to as market risk. In this context, the Advisor considers exposure to both directional positions (e.g., equities and/or fixed income securities) and non-directional positions (e.g., value and/or corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their exposure to them in the aggregate, and the investment returns provided by the exposure, have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Funds employ a proprietary quantitative model that uses a style analysis of the returns of the appropriate hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate segment of the hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

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Directional and Non-Directional Positions

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market. For example, the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Funds will predominately have a long exposure to directional positions. There may be times that the Funds will have a short exposure to directional positions. The Funds use some, or all, of the following directional positions:

• An Equities position involves investing in a portfolio that buys a basket of stocks or derivatives thereof, such as index futures.

• A Fixed Income position involves investing in a portfolio that buys a basket of U.S. Government securities or bond futures.

• A Directional Commodity trade involves investing in precious metals, livestock, grains, and other basic goods or materials.

• A Directional Currency trade consists of purchasing or selling a basket of foreign currencies against the US Dollar.

• A Covered Call Options position involves investing in written call options on underlying securities which a Fund already owns.

• A Long Options position involves investing in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

• A Volatility Arbitrage Spread trade involves trading volatility/variance futures or swaps which provide a return based on the difference between the implied volatility in the marketplace at the time of sale and the subsequently realized market volatility. The swap is structured to include protection against extreme movements in market volatility.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Funds will predominately have a long exposure to non-directional positions. There may be times that the Funds will have short exposure to non-directional positions. The Funds use some, or all, of the following non-directional position:

• A Market Neutral Value position involves investing in a basket of stocks that exhibit traditional value characteristics and simultaneously selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Growth position involves investing in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Momentum position involves investing in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Capitalization position involves investing in a basket of small and mid-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Illiquidity Premium trade involves purchasing a basket of illiquid securities which may include, but is not limited to, closed-end funds and shorting a basket of more liquid stocks against them. The portfolio is structured to minimize market exposure.

• A Merger Arbitrage Spreads position involves investing in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Duration Neutral Term Spreads position involves investing in long 10-year U.S. Government securities and simultaneously selling short 2-year U.S. Government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

• A Duration Neutral Default Spreads position involves investing in a basket of corporate bonds and simultaneously selling short U.S. Government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

• A Convertible Arbitrage Spread involves purchasing a basket of convertible bonds and simultaneously selling short associated equities against them. The portfolio is structured in such a way as to minimize equity and credit market exposure.

• A Currency Spread trade involves purchasing a basket of high yielding currencies and selling short a basket of low yielding currencies against it. The portfolio is structured to be dollar neutral.

PROSPECTUS
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ESSENTIAL PORTFOLIO FUNDS. Essential Portfolio Theory, or EPT, attempts to maximize returns for a targeted level of risk by investing each Fund's assets in underlying funds comprised of equities, fixed income/money market securities, or alternative investments, such as commodities and real estate, and alternative investment strategies such as absolute return, leveraged, and sector-based strategies.

In seeking to achieve the goal of maximizing returns for each Fund's target risk, the Advisor uses quantitative analysis to efficiently allocate across underlying funds (the "optimization process"). The Advisor runs the optimization process on a regular basis in order to integrate current market data and reallocate, as necessary, each Fund's asset allocations.

The Essential Portfolio Funds seek to integrate many of the central tenets of Essential Portfolio Theory, which include:

• Taking advantage of true diversification: Expand upon the traditional asset allocation menu and consider asset classes both positively and negatively correlated to the market, such as commodities, futures, real estate, inverse investments, hedge fund-type strategies such as absolute return, and leveraged or currency products – all of which may help investors achieve a truly diversified portfolio that may reduce risk.

• Combining leverage with diversification to achieve a targeted risk/return objective: Invest in underlying funds that use leverage to increase exposure to select market indices, freeing up assets to invest in alternative asset classes.

• Offsetting the constraints of long-only portfolios: Long-only portfolios increase in value only in a rising environment. By adding short or inverse underlying funds to a portfolio – inverse funds, and underlying funds that use options or futures – investors can potentially reduce market risks and create and absolute return strategy.

• Moving away from cap-weighting: A cap-weighted portfolio puts the largest weight on the companies that are the biggest. There is more diversification and opportunity if the investments are spread over smaller companies.

• Incorporating current and forward-looking data: Instead of considering recent historical data and past performance to make projections for future periods, use current information to project future expectations and to optimize returns.

• Implementing multifactor strategies: When estimating an asset's expected return, consider a variety of factors, such as growth, value, size and momentum.

• Employing rules-based rebalancing: Use rules- or risk-based rebalancing – putting parameters in place based on portfolio weightings – rather than rebalancing solely upon a preset, calendar based schedule – which may help avoid the risk of overconcentration of an asset class in a volatile market.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Ordinarily, investors may buy shares on any day that the NYSE is open for business (a "Business Day"). However, the Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government Bond Market is closed, including Columbus Day and Veterans' Day. In addition, on any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

Shares of each Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

52

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Because the Domestic Equity Funds (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund), Fixed Income Funds, and U.S. Government Money Market Fund are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, and Essential Portfolio Funds are not suitable for purchase by active investors. Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Funds are sold primarily, directly and indirectly, through variable annuity and variable life insurance products, the Funds expect that all shares of the Funds will be owned, directly and indirectly, on an omnibus by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Funds' ability to prevent frequent trading of the Funds will be solely dependent on the ability and willingness of the various insurance companies to assist in its prevention. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). Each insurance company may have different rules about the timing and processing of transaction orders. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund, except for the Essential Portfolio Funds and Commodities Strategy Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV. Each Essential Portfolio Fund generally values shares of the underlying funds at their NAV and other investments at market prices. Similarly, the Commodities Strategy Fund will regularly value its investments in structured notes at fair value and other investments at market prices.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees. More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

PROSPECTUS
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DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund and Government Long Bond 1.2x Strategy Fund which declare and pay dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors II, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2007, based on the average daily net assets for each Fund, as set forth beow:

FUND	ADVISORY FEE
INVERSE NASDAQ-100® STRATEGY FUND	0.90%
INVERSE RUSSELL 2000® STRATEGY FUND	0.90%
INVERSE S&P 500 STRATEGY FUND	0.90%
MULTI-CAP CORE EQUITY FUND	0.50%*
NOVA FUND	0.75%
NASDAQ-100® FUND	0.75%
RUSSELL 2000® 1.5X STRATEGY FUND	0.90%
SECTOR ROTATION FUND	0.90%
GOVERNMENT LONG BOND 1.2X STRATEGY FUND	0.50%
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	0.90%
ABSOLUTE RETURN STRATEGIES FUND	1.15%
COMMODITIES STRATEGY FUND	0.75%**
HEDGED EQUITY FUND	1.15%
ESSENTIAL PORTFOLIO CONSERVATIVE FUND	0.00%
ESSENTIAL PORTFOLIO MODERATE FUND	0.00%
ESSENTIAL PORTFOLIO AGGRESSIVE FUND	0.00%
U.S. GOVERNMENT MONEY MARKET FUND	0.50%

*  The Advisor is paid a base management fee that is subject to a performance adjustment so that base fee can increase to a maximum of 0.90% or decrease to a minimum of 0.50%, depending on the investment performance of the Fund relative to the Russell 3000® Index (the "Index"). The Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. Equity market. The performance comparison will be made for a rolling 12-month period, with performance adjustments made at the end of each month beginning November 30, 2006. The 12-month comparison period will roll over with each succeeding month, so that it will always equal 12 months, ending with the month for which the performance adjustment is being computed. For every 0.0375% of difference between the performance of the Fund and the performance of the Index, the Advisor's fee will be adjusted upwards or downwards by 0.01%. The maximum annualized performance adjustment is +/- 0.20%.
**  The Advisor has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.29% per annum of the average monthly net assets of the Fund (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to May 1, 2009, except with the approval of the Board of Trustees. There is no guarantee that the Contractual Fee Waiver will continue beyond May 1, 2009.

54

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Absolute Return Strategies Fund, Hedged Equity Fund, and Essential Portfolio Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, acquired fund fees and expenses, and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses and extraordinary expenses.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Trust's Annual Report to Shareholders, which covers the period January 1, 2007 to December 31, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. In addition to Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

Michael P. Byrum, CFA, President and CIO of Rydex Investments – As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Director of Alternative Investment Strategies – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Senior Portfolio Manager – Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Douglas Holmes, CFA, Director of Stock Selection and Asset Allocation – As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

PROSPECTUS
55

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2007 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2007 Annual Report is incorporated by reference in the SAI.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Total Distributions
Nova Fund
December 31, 2007	$10.09	$.12	$—	$.12	$(.15)	$—	$—	$(.15)
December 31, 2006	8.56	.11	1.54	1.65	(.12)	—	—	(.12)
December 31, 2005	8.26	.05	.28	.33	(.03)	—	—	(.03)
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—
Inverse S&P 500 Strategy Fund (Formerly, Inverse S&P 500 Fund)
December 31, 2007	43.90	1.35	(1.00)	.35	(2.04)	—	—	(2.04)
December 31, 2006†††	51.50	1.70	(5.60)	(3.90)	(3.70)	—	—	(3.70)
December 31, 2005†††	51.90	.80	(1.20)	(.40)	—	—	—	—
December 31, 2004†††	57.70	(.20)	(5.60)	(5.80)	—	—	—	—
December 31, 2003†††	75.70	(.40)	(17.60)	(18.00)	—	—	—	—
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	15.39	.03	2.71	2.74	(.01)	—	—	(.01)
December 31, 2006	14.55	(.07)	.91	.84	—	—	—	—
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—
Inverse NASDAQ-100® Strategy Fund (Formerly, Inverse OTC Fund)
December 31, 2007	19.79	.64	(2.87)	(2.23)	(.57)	—	—	(.57)
December 31, 2006	21.51	.74	(1.07)	(.33)	(1.39)	—	—	(1.39)
December 31, 2005	21.24	.33	(.06)	.27	—	—	—	—
December 31, 2004	24.09	(.08)	(2.77)	(2.85)	—	—	—	—
December 31, 2003	39.04	(.22)	(14.33)	(14.55)	—	(.40)	—	(.40)

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2007	$(.03)	$10.06	1.13%	1.46%	1.12%	94%	$82,191
December 31, 2006	1.53	10.09	19.27%	1.48%	1.18%	211%	134,477
December 31, 2005	.30	8.56	3.97%	1.53%	0.60%	381%	132,018
December 31, 2004	1.05	8.26	14.62%	1.46%	0.41%	654%	130,200
December 31, 2003	2.03	7.21	39.19%	1.54%	0.09%	729%	81,816
Inverse S&P 500 Strategy Fund (Formerly, Inverse S&P 500 Fund)
December 31, 2007	(1.69)	42.21	0.83%	1.63%	3.04%	—	21,581
December 31, 2006†††	(7.60)	43.90	(7.50)%	1.63%	3.29%	—	19,025
December 31, 2005†††	(.40)	51.50	(0.77)%	1.70%	1.46%	—	32,505
December 31, 2004†††	(5.80)	51.90	(10.05)%	1.62%	(0.28)%	—	19,076
December 31, 2003†††	(18.00)	57.70	(23.78)%	1.67%	(0.59)%	—	17,822
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	2.73	18.12	17.82%	1.51%	0.18%	110%	82,492
December 31, 2006	.84	15.39	5.77%	1.49%	(0.50)%	152%	72,871
December 31, 2005	.16	14.55	1.11%	1.50%	(0.68)%	294%	102,487
December 31, 2004	1.23	14.39	9.35%	1.47%	(0.17)%	418%	191,476
December 31, 2003	4.11	13.16	45.41%	1.53%	(1.20)%	482%	127,836
Inverse NASDAQ-100® Strategy Fund (Formerly, Inverse OTC Fund)
December 31, 2007	(2.80)	16.99	(11.28)%	1.68%	3.40%	—	13,640
December 31, 2006	(1.72)	19.79	(1.40)%	1.64%	3.35%	—	23,929
December 31, 2005	.27	21.51	1.27%	1.63%	1.49%	—	19,648
December 31, 2004	(2.85)	21.24	(11.83)%	1.64%	(0.35)%	—	23,928
December 31, 2003	(14.95)	24.09	(37.37)%	1.68%	(0.73)%	—	34,563

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  †††  Per share amounts for periods ended December 31, 2003—December 31, 2006 have been restated to reflect a 1:10 reverse stock split effective April 23, 2007—See Note 10.

  §  Less than $.01 per share.

56

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Russell 2000® 1.5x Strategy Fund (Formerly, Russell 2000® Advantage Fund)
December 31, 2007	41.14	.49	(3.26)	(2.77)	(.96)	(3.21)	(4.17)	(6.94)
December 31, 2006	34.14	.19	6.93	7.12	(.12)	—	(.12)	7.00
December 31, 2005	33.65	.01	1.31	1.32	(.83)	—	(.83)	.49
December 31, 2004	29.75	(.10)	6.95	6.85	—	(2.95)	(2.95)	3.90
December 31, 2003	20.11	(.18)	13.11	12.93	—	(3.29)	(3.29)	9.64
Inverse Russell 2000® Strategy Fund (Formerly, Inverse Russell 2000® Fund)
December 31, 2007	34.61	1.10	.76	1.86	(1.81)	—	(1.81)	.05
December 31, 2006	40.60	1.30	(6.16)	(4.86)	(1.13)	—	(1.13)	(5.99)
December 31, 2005	42.83	.65	(1.98)	(1.33)	(.90)	—	(.90)	(2.23)
December 31, 2004*	50.00	(.10)	(7.07)	(7.17)	—	—	—	(7.17)
Government Long Bond 1.2x Strategy Fund (Formerly, Government Long Bond Advantage Fund)
December 31, 2007	11.56	.41	.68	1.09	(.41)	—	(.41)	.68
December 31, 2006	12.38	.42	(.82)	(.40)	(.42)	—	(.42)	(.82)
December 31, 2005	11.88	.41	.50	.91	(.41)	—	(.41)	.50
December 31, 2004	11.67	.40	.54	.94	(.40)	(.33)	(.73)	.21
December 31, 2003	13.08	.41	(.52)	(.11)	(.41)	(.89)	(1.30)	(1.41)
Inverse Government Long Bond Strategy Fund (Formerly, Inverse Government Long Bond Fund)
December 31, 2007	21.55	.70	(1.67)	(.97)	(1.00)	—	(1.00)	(1.97)
December 31, 2006	20.80	.69	.97	1.66	(.91)	—	(.91)	.75
December 31, 2005	21.95	(.07)	(1.08)	(1.15)	—	—	—	(1.15)
December 31, 2004	24.82	(.66)	(1.98)	(2.64)	—	(.23)	(.23)	(2.87)
December 31, 2003*	25.00	(.13)	(.05)	(.18)	—	—	—	(.18)

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Russell 2000® 1.5x Strategy Fund (Formerly, Russell 2000® Advantage Fund)
December 31, 2007	34.20	(6.74)%	1.66%	1.66%		1.16%		354%	21,879
December 31, 2006	41.14	20.85%	1.64%	1.64%		0.49%		380%	73,112
December 31, 2005	34.14	3.91%	1.63%	1.63%		0.04%		404%	38,589
December 31, 2004	33.65	25.20%	1.65%	1.65%		(0.32)%		1,171%	112,649
December 31, 2003	29.75	64.28%	1.70%	1.70%		(0.66)%		1,135%	122,995
Inverse Russell 2000® Strategy Fund (Formerly, Inverse Russell 2000® Fund)
December 31, 2007	34.66	5.37%	1.67%	1.67%		3.19%		—	11,535
December 31, 2006	34.61	(11.95)%	1.64%	1.64%		3.48%		—	12,237
December 31, 2005	40.60	(3.07)%	1.63%	1.63%		1.49%		—	11,850
December 31, 2004*	42.83	(14.34)%	1.65%**	1.65	%**	(0.29	)%**	—	4,344
Government Long Bond 1.2x Strategy Fund (Formerly, Government Long Bond Advantage Fund)
December 31, 2007	12.24	9.77%	1.20%	1.20%		3.60%		1,367%	52,250
December 31, 2006	11.56	(3.14)%	1.20%	1.20%		3.66%		1,339%	50,420
December 31, 2005	12.38	7.71%	1.18%	1.18%		3.30%		1,284%	60,160
December 31, 2004	11.88	8.42%	1.21%	1.21%		3.36%		1,318%	48,709
December 31, 2003	11.67	(0.64)%	1.23%	1.23%		3.26%		1,272%	65,358
Inverse Government Long Bond Strategy Fund (Formerly, Inverse Government Long Bond Fund)
December 31, 2007	19.58	(4.51)%	3.83%	1.63	%‡	3.17%		1,123%	17,611
December 31, 2006	21.55	8.11%	5.12%	1.63	%‡	3.08%		597%	29,246
December 31, 2005	20.80	(5.24)%	5.11%	1.63	%‡	(0.33)%		589%	29,671
December 31, 2004	21.95	(10.67)%	5.02%	1.63	%‡	(2.86)%		—	41,098
December 31, 2003*	24.82	(0.72)%	1.69%**	1.69	%**‡	(0.74	)%**	—	22,355

  *  Since the commencement of operations: May 1, 2003—Inverse Government Long Bond Strategy Fund; Inverse Russell 2000® Strategy Fund.

  **  Annualized

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  ‡  Operating Expenses exclude interest expense from securities sold short.

PROSPECTUS
57

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†		Net Realized and Unrealized Gains on Investments	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
U.S. Government Money Market Fund
December 31, 2007	1.00	.04		—	.04	(.04)	—	(.04)	—
December 31, 2006	1.00	.04		—	.04	(.04)	—	(.04)	—
December 31, 2005	1.00	.02		—	.02	(.02)	—	(.02)	—
December 31, 2004	1.00	—	§	—	—	(— )§	—	(— )§	—
December 31, 2003	1.00	—	§	—	—	(— )§	—	(— )§	—

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
U.S. Government Money Market Fund
December 31, 2007	1.00	3.90%	1.19%	1.19%	3.80%	—	277,346
December 31, 2006	1.00	3.82%	1.19%	1.19%	3.78%	—	208,148
December 31, 2005	1.00	2.00%	1.17%	1.17%	1.96%	—	185,365
December 31, 2004	1.00	0.23%	1.19%	1.10%	0.20%	—	167,678
December 31, 2003	1.00	0.01%	1.22%	1.11%	0.01%	—	232,493

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

58

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Multi-Cap Core Equity Fund
December 31, 2007	$28.60	$.16	$(1.63)	$(1.47)	$(.17)	$(2.32)	$(2.49)	$(3.96)
December 31, 2006	25.04	.08	3.52	3.60	(.01)	(.03)	(.04)	3.56
December 31, 2005*	25.00	.01	.03	.04	—	—	—	.04
Sector Rotation Fund
December 31, 2007	13.47	(.02)	3.10	3.08	—	(1.22)	(1.22)	1.86
December 31, 2006	12.68	(.02)	1.48	1.46	—	(.67)	(.67)	.79
December 31, 2005	11.16	(.02)	1.54	1.52	—	—	—	1.52
December 31, 2004	10.08	(.05)	1.13	1.08	—	—	—	1.08
December 31, 2003	7.76	(.07)	2.39	2.32	—	—	—	2.32
Absolute Return Strategies Fund
December 31, 2007	26.20	.74	.27	1.01	(1.00)	(.26)	(1.26)	(.25)
December 31, 2006	25.20	.80	.87	1.67	(.30)	(.37)	(.67)	1.00
December 31, 2005*	25.00	.05	.15	.20	—	—	—	.20
Commodities Strategy Fund
December 31, 2007	18.15	.71	4.92	5.63	—	—	—	5.63
December 31, 2006	22.10	.50	(4.45)	(3.95)	—	—	—	(3.95)
December 31, 2005*	25.00	.14	(2.98)	(2.84)	(.06)	—	(.06)	(2.90)
Hedged Equity Fund
December 31, 2007	26.34	.88	(.03)	.85	(1.25)	(.40)	(1.65)	(.80)
December 31, 2006	25.21	.84	1.23	2.07	(.33)	(.61)	(.94)	1.13
December 31, 2005*	25.00	.04	.20	.24	(.03)	—	(.03)	.21

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return†††	Total Expenses	Net Expenses	Operating Expenses		Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Multi-Cap Core Equity Fund
December 31, 2007	$24.64	(5.26)%	1.27%	1.27%	1.27%		0.55%	245%	$6,260
December 31, 2006	28.60	14.36%	1.43%	1.43%	1.43%		0.29%	171%	8,358
December 31, 2005*	25.04	0.16%	1.67%**	1.67%**	1.67	%**	0.33%**	8%	2,860
Sector Rotation Fund
December 31, 2007	15.33	22.75%	1.61%	1.61%	1.61%		(0.15)%	277%	130,166
December 31, 2006	13.47	11.47%	1.64%	1.64%	1.64%		(0.16)%	353%	87,673
December 31, 2005	12.68	13.62%	1.70%	1.70%	1.70%		(0.20)%	281%	61,834
December 31, 2004	11.16	10.71%	1.63%	1.63%	1.63%		(0.52)%	333%	27,747
December 31, 2003	10.08	29.97%	1.70%	1.70%	1.70%		(0.78)%	401%	20,594
Absolute Return Strategies Fund
December 31, 2007	25.95	3.84%	1.69%	1.69%	1.17	%††	2.72%	421%	31,437
December 31, 2006	26.20	6.64%	1.70%	1.70%	1.16	%††	3.08%	309%	22,557
December 31, 2005*	25.20	0.80%	1.45%**	1.45%**	1.20	%**††	2.28%**	19%	3,323
Commodities Strategy Fund
December 31, 2007	23.78	31.02%	1.48%	1.28%	1.28%		3.52%	346%	43,624
December 31, 2006	18.15	(17.87)%	1.50%	1.31%	1.31%		2.34%	109%	20,269
December 31, 2005*	22.10	(11.34)%	1.64%**	1.64%**	1.64	%**	2.41%**	—	28,187
Hedged Equity Fund
December 31, 2007	25.54	3.16%	1.81%	1.81%	1.18	%††	3.25%	413%	10,509
December 31, 2006	26.34	8.20%	1.93%	1.93%	1.15	%††	3.21%	360%	13,337
December 31, 2005*	25.21	0.94%	1.96%**	1.96%**	1.19	%**††	1.62%**	10%	3,376

  *  Since the commencement of operations: September 30, 2005—Commodities Strategy Fund; November 29, 2005—Absolute Return Strategies Fund, Hedged Equity Fund, and Multi-Cap Core Equity Fund.

  **  Annualized

  †  Calculated using the average daily shares outstanding for the year.

  ††  Operating Expenses exclude short dividends expense.

  †††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

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59

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income†	Net Realized and Unrealized Gains on Investments	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income§	Distributions from Net Realized Gains§	Total Distributions
Essential Portfolio Conservative Fund
December 31, 2007	$25.09	$.61	$1.00	$1.61	$(.33)	$(.69)	$(1.02)
December 31, 2006*	25.00	.45	(.02)	.43	(.33)	(.01)	(.34)
Essential Portfolio Moderate Fund
December 31, 2007	25.01	.36	1.27	1.63	(.22)	(.46)	(.68)
December 31, 2006*	25.00	1.35	(.61)	.74	(.72)	(.01)	(.73)
Essential Portfolio Aggressive Fund
December 31, 2007	24.48	.29	1.32	1.61	(.17)	(.71)	(.88)
December 31, 2006*	25.00	1.85	(1.10)	.75	(1.24)	(.03)	(1.27)

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses†††	Net Investment Income		Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Essential Portfolio Conservative Fund
December 31, 2007	$.59	$25.68	6.45%	0.03%	2.33%		395%	$5,439
December 31, 2006*	.09	25.09	1.71%	—	9.77	%**	18%	432
Essential Portfolio Moderate Fund
December 31, 2007	.95	25.96	6.56%	0.01%	1.36%		269%	14,285
December 31, 2006*	.01	25.01	2.98%	—	28.35	%**	20%	3,508
Essential Portfolio Aggressive Fund
December 31, 2007	.73	25.21	6.64%	0.01%	1.12%		300%	6,874
December 31, 2006*	(.52)	24.48	3.02%	—	39.87	%**	34%	542

  *  Since the commencement of operations: October 27, 2006.

  **  Income ratios for the year ended December 31, 2006 were calculated for an abbreviated time frame and are not indicative of future class performance, and are annualized.

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  †††  Does not include expenses of the underlying funds in which the Funds invest.

  §  For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

60

INDEX PUBLISHERS INFORMATION

Standard & Poor's

The Inverse S&P 500 Strategy, Nova, and Commodities Strategy Funds (the "Rydex S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P does not make any representation, condition, warranty, express or implied, to the owners of the Rydex S&P Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex S&P Funds particularly or the ability of the S&P 500® Index and S&P GSCITM Commodity Index (the "S&P Indices") to track general stock market performance. S&P's only relationship to Rydex Investments ("Licensee") is the licensing of certain of their trademarks and of the S&P Indices which are determined, composed and calculated by S&P without regard to Licensee or the Rydex S&P Funds. S&P has no obligation to take the needs of Licensee or the owners of the Rydex S&P Funds into consideration in determining, composing or calculating the S&P Indices. S&P is not responsible for and has not participated in the determination of the prices and amount of the Rydex S&P Funds or the timing of the issuance or sale of the Rydex S&P Funds or in the determination or calculation of the equation by which the Rydex S&P Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Rydex S&P Funds.

S&P does not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Rydex S&P Funds, or any other person or entity from the use of the S&P Indices or any data included therein. S&P makes no express or implied warranties or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

NASDAQ OMX Group, Inc.

The Inverse NASDAQ-100® Strategy and NASDAQ-100® Funds (the "Rydex NASDAQ Funds") are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Rydex NASDAQ Funds. The Corporations make no representation or warranty, express or implied to the owners of the Rydex NASDAQ Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex NASDAQ Funds particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance. The Corporations' only relationship to Rydex Investments ("Licensee") is in the licensing of the NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by the Corporations without regard to Licensee or the Rydex NASDAQ Funds. The Corporations have no obligation to take the needs of the Licensee or the owners of the Rydex NASDAQ Funds into consideration in determining, composing or calculating the NASDAQ-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Rydex NASDAQ Funds to be issued or in the determination or calculation of the equation by which the Rydex NASDAQ Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Rydex NASDAQ Funds.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the NASDAQ-100 Index® or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the Rydex NASDAQ Funds, or any other person or entity from the use of the NASDAQ-100 Index® or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the NASDAQ-100 Index® or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of such damages.

Frank Russell Company

The Inverse Russell 2000® Strategy and Russell 2000® 1.5x Strategy Funds (the "Rydex Russell Funds") are not sponsored or endorsed by, nor in any way affiliated with Frank Russell Company ("Russell"). Russell is not responsible for and has not reviewed the Russell Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000® Index (the "Russell Index") which is a trademark/service mark of Russell. Russell has no obligation to take the needs of any of

PROSPECTUS
61

the Rydex Russell Funds or their participants or any other product or person into consideration in determining, composing or calculating the Russell Index.

Russell's publication of the Russell Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Index is based.

Russell makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell Index or any data included in the Russell Index. Russell makes no representation, warranty or guarantee regarding the use, or the results of use, of the Russell Index or any data included therein, or any security (or combination thereof) comprising the Russell Index. Russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell Index or any data or any security (or combination thereof) included therein.

Russell® is a trademark of the Frank Russell Company.

More information about the Index Publishers is located in the SAI.

62

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2008. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the Annual and Semi-Annual Reports. Also, in the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available primarily for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds' SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Rydex Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

PROSPECTUS
BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

VTOM-1-0408x0409

DOMESTIC EQUITY FUNDS

INVERSE S&P 500 STRATEGY
(FORMERLY, INVERSE S&P 500)

NOVA

NASDAQ-100® (FORMERLY, OTC)

RUSSELL 2000® 1.5x STRATEGY
(FORMERLY, RUSSELL 2000®
ADVANTAGE)

SECTOR FUNDS

FINANCIAL SERVICES

HEALTH CARE

TECHNOLOGY

UTILITIES

THE RYDEX VARIABLE TRUST PROSPECTUS

MAY 1, 2008

FIXED INCOME FUND

GOVERNMENT LONG BOND 1.2x STRATEGY
(FORMERLY, GOVERNMENT LONG BOND ADVANTAGE)

MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

DOMESTIC EQUITY FUNDS

5	INVERSE S&P 500 STRATEGY FUND

6	NOVA FUND

7	NASDAQ-100® FUND

8	RUSSELL 2000® 1.5X STRATEGY FUND

SECTOR FUNDS

9	FINANCIAL SERVICES FUND

10	HEALTH CARE FUND

11	TECHNOLOGY FUND

12	UTILITIES FUND

FIXED INCOME FUND

13	GOVERNMENT LONG BOND 1.2X STRATEGY FUND

MONEY MARKET FUND

14	U.S. GOVERNMENT MONEY MARKET FUND

15	PRINCIPAL RISKS OF INVESTING IN THE FUNDS

17	DESCRIPTIONS OF PRINCIPAL RISKS

21	FUND PERFORMANCE

25	FUND FEES AND EXPENSES

26	MORE INFORMATION ABOUT THE FUNDS

26	BENCHMARKS AND INVESTMENT METHODOLOGY

29	PURCHASING AND REDEEMING SHARES

30	DIVIDENDS, DISTRIBUTIONS, AND TAXES

31	MANAGEMENT OF THE FUNDS

33	FINANCIAL HIGHLIGHTS

36	INDEX PUBLISHERS INFORMATION

BC	ADDITIONAL INFORMATION

2

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

SECTOR FUNDS

FIXED INCOME FUND

MONEY MARKET FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios ("funds") that are grouped into several categories according to each fund's investment strategy. This Prospectus describes shares of the following funds (the "Funds") which are grouped into the following categories:

DOMESTIC EQUITY FUNDS – Inverse S&P 500 Strategy Fund, Nova Fund, NASDAQ-100® Fund, and Russell 2000® 1.5x Strategy Fund

SECTOR FUNDS – Financial Services Fund, Health Care Fund, Technology Fund, and Utilities Fund

FIXED INCOME FUND – Government Long Bond 1.2x Strategy Fund

MONEY MARKET FUND – U.S. Government Money Market Fund

The Funds are advised by PADCO Advisors II, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

Shares of the Funds are available primarily for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

PROSPECTUS
3

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4

INVERSE S&P 500 STRATEGY FUND
  (FORMERLY, INVERSE S&P 500 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse S&P 500 Strategy Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and stock indices, and swap agreements. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse S&P 500 Strategy Fund is appropriate for investors who expect the S&P 500 Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500 Index goes up.

PRINCIPAL RISKS

The Inverse S&P 500 Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
5

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Nova Fund invests to a significant extent in leveraged derivative instruments, such as futures contracts, and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Nova Fund is appropriate for investors who expect the S&P 500 Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.

PRINCIPAL RISKS

The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

6

NASDAQ-100® FUND
  (FORMERLY, OTC FUND)

FUND INFORMATION

FUND OBJECTIVE

The NASDAQ-100® Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The NASDAQ-100® Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, including ADRs, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The NASDAQ-100® Fund is appropriate for investors who expect the NASDAQ-100 Index® to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index® goes down.

PRINCIPAL RISKS

The NASDAQ-100® Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk	• Large-Capitalization Securities Risk • Market Risk • Non-Diversification Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
7

RUSSELL 2000® 1.5X STRATEGY FUND
  (FORMERLY, RUSSELL 2000® ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Russell 2000® 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000® Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its underlying index is increasing. When the value of its underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000® 1.5x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index. The Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage." The Fund may also invest in ADRs to gain exposure to the underlying index. The Fund's underlying index generally includes small-capitalization companies with a capitalization range of $27 million to $8.6 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Russell 2000® 1.5x Strategy Fund is appropriate for investors who expect the Russell 2000® Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000® Index goes down.

PRINCIPAL RISKS

The Russell 2000® 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Market Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

8

FINANCIAL SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Financial Services Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the financial services sector and therefore may be concentrated in an industry or group of industries within the financial services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Financial Services Fund is appropriate for investors who expect the financial services sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the financial services sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Financial Services Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Financial Services Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
9

HEALTH CARE FUND

FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Health Care Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and therefore may be concentrated in an industry or group of industries within the health care sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Health Care Fund is appropriate for investors who expect the health care sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the health care sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Health Care Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Health Care Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

10

TECHNOLOGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Technology Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the technology sector and therefore may be concentrated in an industry or group of industries within the technology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Technology Fund is appropriate for investors who expect the technology sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the technology sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Technology Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Technology Sector Concentration Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
11

UTILITIES FUND

FUND INFORMATION

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Utilities Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the utilities sector and therefore may be concentrated in an industry or group of industries within the utilities sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Utilities Fund is appropriate for investors who expect the utilities sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the utilities sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Utilities Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk • Utilities Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

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GOVERNMENT LONG BOND 1.2X STRATEGY FUND
  (FORMERLY, GOVERNMENT LONG BOND ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Government Long Bond 1.2x Strategy Fund invests principally in U.S. Government securities and in leveraged derivative instruments, such as certain futures and options contracts and swap agreements. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize its derivative positions. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Government Long Bond 1.2x Strategy Fund is appropriate for investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

PRINCIPAL RISKS

The Government Long Bond 1.2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
13

U.S. GOVERNMENT MONEY MARKET FUND

FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under SEC rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

• Interest Rate Risk	• Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

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PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

	INVERSE S&P 500 STRATEGY	NOVA	NASDAQ- 100®	RUSSELL 2000® 1.5X STRATEGY	FINANCIAL SERVICES
ACTIVE TRADING RISK	X	X	X	X	X
COUNTERPARTY CREDIT RISK	X	X	X	X
DEPOSITARY RECEIPT RISK			X	X	X
DERIVATIVES RISK	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X
FIXED INCOME RISK
INDUSTRY CONCENTRATION RISK			X
INTEREST RATE RISK
LARGE-CAPITALIZATION SECURITIES RISK	X	X	X
LEVERAGING RISK		X		X
MARKET RISK	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK					X
NON-DIVERSIFICATION RISK	X	X	X	X	X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)			X		X
SHORT SALES RISK	X
SMALL-CAPITALIZATION SECURITIES RISK				X	X
STABLE PRICE PER SHARE RISK
TRACKING ERROR RISK	X	X	X	X
TRADING HALT RISK	X	X	X	X	X

PROSPECTUS
15

	HEALTH CARE	TECHNOLOGY	UTILITIES	GOVERNMENT LONG BOND 1.2X STRATEGY	U.S. GOVERNMENT MONEY MARKET
ACTIVE TRADING RISK	X	X	X	X
COUNTERPARTY CREDIT RISK				X
DEPOSITARY RECEIPT RISK	X	X	X
DERIVATIVES RISK	X	X	X	X
EARLY CLOSING RISK	X	X	X	X
FIXED INCOME RISK				X
INDUSTRY CONCENTRATION RISK
INTEREST RATE RISK					X
LARGE-CAPITALIZATION SECURITIES RISK
LEVERAGING RISK				X
MARKET RISK	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK	X	X	X
NON-DIVERSIFICATION RISK	X	X	X	X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)	X	X	X
SHORT SALES RISK
SMALL-CAPITALIZATION SECURITIES RISK	X	X	X
STABLE PRICE PER SHARE RISK					X
TRACKING ERROR RISK				X
TRADING HALT RISK	X	X	X	X

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DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK – A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK – The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

• The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

• Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PROSPECTUS
17

EARLY CLOSING RISK – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK – The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INDUSTRY CONCENTRATION RISK – The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INTEREST RATE RISK – Interest Rate Risk involves the potential for decline in the U.S. Government Money Market Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

LARGE-CAPITALIZATION SECURITIES RISK – The Nova and NASDAQ-100® Funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse S&P 500 Strategy Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund will engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. Beacause the Fund's investment strategies involve consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK – The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

MID-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. For the Sector Funds, medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SECTOR CONCENTRATION RISK – The Sector Concentration Risk applicable to each Fund is as follows:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the financial services sector that the Financial Services Fund purchases will underperform the market as a whole. To the extent that the Financial Services Fund's investments are concentrated

18

in issuers conducting business in the financial services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

HEALTH CARE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the health care sector that the Health Care Fund purchases will underperform the market as a whole. To the extent that the Health Care Fund's investments are concentrated in issuers conducting business in the health care sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

TECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

UTILITIES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the utilities sector that the Utilities Fund purchases will underperform the market as a whole. To the extent that the Utilities Fund's investments are concentrated in issuers conducting business in the utilities sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. For the Russell 2000® 1.5x Strategy, and Sector Funds, small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

STABLE PRICE PER SHARE RISK – The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. The Fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to achieve its objective.

PROSPECTUS
19

TRACKING ERROR RISK – Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's or an underlying fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's or an underlying fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.

In addition, the Nova Fund, Inverse S&P 500 Strategy Fund, and NASDAQ-100® Fund, which seek to track their respective benchmarks on a daily basis, and the Russell 2000® 1.5x Strategy Fund and Government Long Bond 1.2x Strategy Fund, which seek to track their respective benchmark over time, are subject to mathematical compounding which may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

The Russell 2000® 1.5x Strategy Fund and Government Long Bond 1.2x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Russell 2000® 1.5x Strategy Fund and Government Long Bond 1.2x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices.

TRADING HALT RISK – The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

20

FUND PERFORMANCE

The following bar charts show the performance of shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how a Fund will perform in the future.

INVERSE S&P 500 STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2002)	17.71%	Lowest Quarter Return (quarter ended 12/31/1998)	-16.89%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS[2]
Inverse S&P 500 Strategy Fund	0.83%	-8.70%	-3.74%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

2 The Fund commenced continuous operations on June 9, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation including returns for each discrete period, were as follows: May 7, 1997 to May 21, 1997, -3.70%; and May 24, 1997 to June 3, 1997, 0.10%.

NOVA FUND

Highest Quarter Return (quarter ended 12/31/1998)	31.57%	Lowest Quarter Return (quarter ended 9/30/2002)	-26.76%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Nova Fund	1.13%	14.88%	2.30%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS
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NASDAQ-100® FUND

Highest Quarter Return (quarter ended 12/31/1999)	53.10%	Lowest Quarter Return (quarter ended 9/30/2001)	-37.14%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
NASDAQ-100® Fund	17.82%	14.91%	6.15%
Nasdaq-100 Index®1	19.24%	16.62%	7.96%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. Returns reflect no deduction for fees, expenses, or taxes.

RUSSELL 2000® 1.5X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	34.94%	Lowest Quarter Return (quarter ended 9/30/2002)	-30.50%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Russell 2000® 1.5X Strategy Fund	-6.74%	19.22%	11.78%
Russell 2000® Index[1]	-1.57%	16.25%	12.44%

1 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

FINANCIAL SERVICES FUND

Highest Quarter Return (quarter ended 6/30/2003)	17.22%	Lowest Quarter Return (quarter ended 9/30/2002)	-19.17%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (07/20/2001)
Financial Services Fund	-18.80%	8.15%	2.88%
S&P 500® Index[1]	5.49%	12.83%	4.87%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

22

HEALTH CARE FUND

Highest Quarter Return (quarter ended 6/30/2003)	15.44%	Lowest Quarter Return (quarter ended 6/30/2002)	-16.57%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (06/19/2001)
Health Care Fund	6.02%	11.19%	3.78%
S&P 500® Index[1]	5.49%	12.83%	4.80%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

TECHNOLOGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	27.34%	Lowest Quarter Return (quarter ended 9/30/2002)	-26.87%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Technology Fund	10.38%	14.48%	-1.71%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

UTILITIES FUND

Highest Quarter Return (quarter ended 6/30/2003)	20.68%	Lowest Quarter Return (quarter ended 9/30/2002)	-22.51%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Utilities Fund	12.86%	17.30%	1.27%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS
23

GOVERNMENT LONG BOND 1.2X STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2002)	17.53%	Lowest Quarter Return (quarter ended 3/31/1999)	-9.57%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Government Long Bond 1.2X Strategy Fund	9.77%	4.29%	4.68%
Lehman Long Treasury Bond Index[1]	9.81%	5.63%	7.14%

1 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance. Returns reflect no deduction for fees, expenses or taxes.

U.S. GOVERNMENT MONEY MARKET FUND

Highest Quarter Return (quarter ended 12/31/2000)	1.36%	Lowest Quarter Return (quarter ended 3/31/2004)	0.00%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
U.S. Government Money Market Fund	3.90%	1.98%	2.51%
90 Day Treasury Composite Index[1]	5.11%	3.08%	3.80%

1 The 90 Day Treasury Composite Index is an unmanaged index that is a widely recognized indicator of general money market performance. Returns reflect no deduction for fees, expenses or taxes.

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

24

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUNDS SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLES AND EXAMPLES DO NO REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLES AND EXAMPLES WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

	INVERSE S&P 500 STRATEGY FUND	NOVA FUND	NASDAQ-100® FUND	RUSSELL 2000® 1.5X STRATEGY FUND	FINANCIAL SERVICES FUND	HEALTH CARE FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.75%	0.75%	0.90%	0.85%	0.85%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.73%	0.71%	0.76%	0.76%	0.74%	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.63%	1.46%	1.51%	1.66%	1.59%	1.59%
	TECHNOLOGY FUND			UTILITIES FUND	GOVERNMENT LONG BOND 1.2x STRATEGY FUND	U.S. GOVERNMENT MONEY MARKET FUND
SHAREHOLDER FEES (fees directly paid from your investment)			N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES			0.85%	0.85%	0.50%	0.50%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES			NONE	NONE	NONE	NONE
OTHER EXPENSES			0.71%	0.73%	0.70%	0.69%
TOTAL ANNUAL FUND OPERATING EXPENSES			1.56%	1.58%	1.20%	1.19%

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INVERSE S&P 500 STRATEGY	$166	$514	$887	$1,933
NOVA	$149	$462	$797	$1,746
NASDAQ-100®	$154	$477	$824	$1,802
RUSSELL 2000® 1.5X STRATEGY	$169	$523	$902	$1,965
FINANCIAL SERVICES	$162	$502	$866	$1,889
HEALTH CARE	$162	$502	$866	$1,889
TECHNOLOGY	$159	$493	$850	$1,856
UTILITIES	$161	$499	$860	$1,878
GOVERNMENT LONG BOND 1.2X STRATEGY	$122	$381	$660	$1,455
U.S. GOVERNMENT MONEY MARKET	$121	$378	$654	$1,443

PROSPECTUS
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MORE INFORMATION ABOUT THE FUNDS:
BENCHMARKS AND INVESTMENT METHODOLOGY

BENCHMARK INFORMATION

The Domestic Equity Funds and Fixed Income Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
INVERSE S&P 500 STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500® INDEX

NOVA FUND	150% OF THE PERFORMANCE OF THE S&P 500® INDEX

NASDAQ-100® FUND	NASDAQ-100 INDEX®

RUSSELL 2000® 1.5X STRATEGY FUND	RUSSELL 2000® INDEX (THE FUND SEEKS EXPOSURE TO 150% OF THE PERFORMANCE OF ITS BENCHMARK)

GOVERNMENT LONG BOND 1.2X STRATEGY FUND	LONG TREASURY BOND (THE FUND SEEKS EXPOSURE TO 120% OF THE PERFORMANCE OF ITS BENCHMARK)

A BRIEF GUIDE TO THE UNDERLYING INDICES

NASDAQ-100 INDEX®. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. As of December 31, 2007, the NASDAQ-100 Index® included companies with a capitalization range of $2.9 billion to $333 billion.

RUSSELL 2000® INDEX. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 11% of the Russell 3000® total market capitalization. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2007, the Russell 2000® Index included companies with a capitalization range of $27 million to $8.6 billion.

S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2007, the S&P 500 Index included companies with a capitalization range of $708 million to $511.9 billion.

26

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume: (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 9.28%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended in 2007 of the indices underlying the Funds' benchmarks is as follows: Russell 2000® Index — 14.41% and S&P 500 Index — 9.28%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

PROSPECTUS
27

28

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

DOMESTIC EQUITY FUNDS AND FIXED INCOME FUND. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds — Nova Fund, Russell 2000® 1.5x Strategy Fund, and Government Long Bond 1.2x Strategy Fund — are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse S&P 500 Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of its underlying index.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector using Global Industry Classification Standard (GICS) codes. The Advisor then employs a quantitative screen to ensure minimum capitalization and liquidity standards. The resulting portfolio is weighted to meet diversification standards and to generate returns respective of that sector. The Advisor monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representation of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Ordinarily, investors may buy shares on any day that the NYSE is open for business (a "Business Day"). However, the Government Long Bond 1.2x Strategy Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government Bond Market is closed, including Columbus Day and Veterans' Day. In addition, on any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

Shares of each Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover.

PROSPECTUS
29

Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). Each insurance company may have different rules about the timing and processing of transaction orders. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees. More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund and Government Long Bond 1.2x Strategy Fund which declare and pay dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

30

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors II, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2007, based on the average daily net assets for each Fund, as set forth beow:

FUND	ADVISORY FEE
INVERSE S&P 500 STRATEGY FUND	0.90%
NOVA FUND	0.75%
NASDAQ-100® FUND	0.75%
RUSSELL 2000® 1.5X STRATEGY FUND	0.90%
SECTOR FUNDS	0.85%
GOVERNMENT LONG BOND 1.2X STRATEGY FUND	0.50%
U.S. GOVERNMENT MONEY MARKET FUND	0.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Trust's Annual Report to Shareholders, which covers the period January 1, 2007 to December 31, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. In addition to Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

Michael P. Byrum, CFA, President and CIO of Rydex Investments – As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Director of Alternative Investment Strategies – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

PROSPECTUS
31

Ryan A. Harder, CFA, Senior Portfolio Manager – Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Douglas Holmes, CFA, Director of Stock Selection and Asset Allocation – As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

32

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2007 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2007 Annual Report is incorporated by reference in the SAI.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Total Distributions
Nova Fund
December 31, 2007	$10.09	$.12	$—	$.12	$(.15)	$—	$—	$(.15)
December 31, 2006	8.56	.11	1.54	1.65	(.12)	—	—	(.12)
December 31, 2005	8.26	.05	.28	.33	(.03)	—	—	(.03)
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—
Inverse S&P 500 Strategy Fund (Formerly, Inverse S&P 500 Fund)
December 31, 2007	43.90	1.35	(1.00)	.35	(2.04)	—	—	(2.04)
December 31, 2006†††	51.50	1.70	(5.60)	(3.90)	(3.70)	—	—	(3.70)
December 31, 2005†††	51.90	.80	(1.20)	(.40)	—	—	—	—
December 31, 2004†††	57.70	(.20)	(5.60)	(5.80)	—	—	—	—
December 31, 2003†††	75.70	(.40)	(17.60)	(18.00)	—	—	—	—
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	15.39	.03	2.71	2.74	(.01)	—	—	(.01)
December 31, 2006	14.55	(.07)	.91	.84	—	—	—	—
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2007	$(.03)	$10.06	1.13%	1.46%	1.12%	94%	$82,191
December 31, 2006	1.53	10.09	19.27%	1.48%	1.18%	211%	134,477
December 31, 2005	.30	8.56	3.97%	1.53%	0.60%	381%	132,018
December 31, 2004	1.05	8.26	14.62%	1.46%	0.41%	654%	130,200
December 31, 2003	2.03	7.21	39.19%	1.54%	0.09%	729%	81,816
Inverse S&P 500 Strategy Fund (Formerly, Inverse S&P 500 Fund)
December 31, 2007	(1.69)	42.21	0.83%	1.63%	3.04%	—	21,581
December 31, 2006†††	(7.60)	43.90	(7.50)%	1.63%	3.29%	—	19,025
December 31, 2005†††	(.40)	51.50	(0.77)%	1.70%	1.46%	—	32,505
December 31, 2004†††	(5.80)	51.90	(10.05)%	1.62%	(0.28)%	—	19,076
December 31, 2003†††	(18.00)	57.70	(23.78)%	1.67%	(0.59)%	—	17,822
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	2.73	18.12	17.82%	1.51%	0.18%	110%	82,492
December 31, 2006	.84	15.39	5.77%	1.49%	(0.50)%	152%	72,871
December 31, 2005	.16	14.55	1.11%	1.50%	(0.68)%	294%	102,487
December 31, 2004	1.23	14.39	9.35%	1.47%	(0.17)%	418%	191,476
December 31, 2003	4.11	13.16	45.41%	1.53%	(1.20)%	482%	127,836

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  †††  Per share amounts for periods ended December 31, 2003—December 31, 2006 have been restated to reflect a 1:10 reverse stock split effective April 23, 2007—See Note 10.

  §  Less than $.01 per share.

PROSPECTUS
33

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Russell 2000® 1.5x Strategy Fund (Formerly, Russell 2000® Advantage Fund)
December 31, 2007	41.14	.49	(3.26)	(2.77)	(.96)	(3.21)	(4.17)	(6.94)
December 31, 2006	34.14	.19	6.93	7.12	(.12)	—	(.12)	7.00
December 31, 2005	33.65	.01	1.31	1.32	(.83)	—	(.83)	.49
December 31, 2004	29.75	(.10)	6.95	6.85	—	(2.95)	(2.95)	3.90
December 31, 2003	20.11	(.18)	13.11	12.93	—	(3.29)	(3.29)	9.64
Government Long Bond 1.2x Strategy Fund (Formerly, Government Long Bond Advantage Fund)
December 31, 2007	11.56	.41	.68	1.09	(.41)	—	(.41)	.68
December 31, 2006	12.38	.42	(.82)	(.40)	(.42)	—	(.42)	(.82)
December 31, 2005	11.88	.41	.50	.91	(.41)	—	(.41)	.50
December 31, 2004	11.67	.40	.54	.94	(.40)	(.33)	(.73)	.21
December 31, 2003	13.08	.41	(.52)	(.11)	(.41)	(.89)	(1.30)	(1.41)

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Russell 2000® 1.5x Strategy Fund (Formerly, Russell 2000® Advantage Fund)
December 31, 2007	34.20	(6.74)%	1.66%	1.66%	1.16%	354%	21,879
December 31, 2006	41.14	20.85%	1.64%	1.64%	0.49%	380%	73,112
December 31, 2005	34.14	3.91%	1.63%	1.63%	0.04%	404%	38,589
December 31, 2004	33.65	25.20%	1.65%	1.65%	(0.32)%	1,171%	112,649
December 31, 2003	29.75	64.28%	1.70%	1.70%	(0.66)%	1,135%	122,995
Government Long Bond 1.2x Strategy Fund (Formerly, Government Long Bond Advantage Fund)
December 31, 2007	12.24	9.77%	1.20%	1.20%	3.60%	1,367%	52,250
December 31, 2006	11.56	(3.14)%	1.20%	1.20%	3.66%	1,339%	50,420
December 31, 2005	12.38	7.71%	1.18%	1.18%	3.30%	1,284%	60,160
December 31, 2004	11.88	8.42%	1.21%	1.21%	3.36%	1,318%	48,709
December 31, 2003	11.67	(0.64)%	1.23%	1.23%	3.26%	1,272%	65,358

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†		Net Realized and Unrealized Gains on Investments	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
U.S. Government Money Market Fund
December 31, 2007	1.00	.04		—	.04	(.04)	—	(.04)	—
December 31, 2006	1.00	.04		—	.04	(.04)	—	(.04)	—
December 31, 2005	1.00	.02		—	.02	(.02)	—	(.02)	—
December 31, 2004	1.00	—	§	—	—	(— )§	—	(— )§	—
December 31, 2003	1.00	—	§	—	—	(— )§	—	(— )§	—

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
U.S. Government Money Market Fund
December 31, 2007	1.00	3.90%	1.19%	1.19%	3.80%	—	277,346
December 31, 2006	1.00	3.82%	1.19%	1.19%	3.78%	—	208,148
December 31, 2005	1.00	2.00%	1.17%	1.17%	1.96%	—	185,365
December 31, 2004	1.00	0.23%	1.19%	1.10%	0.20%	—	167,678
December 31, 2003	1.00	0.01%	1.22%	1.11%	0.01%	—	232,493

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

34

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Financial Services Fund
December 31, 2007	32.18	.28	(6.23)	(5.95)	(.66)	(3.61)	(4.27)
December 31, 2006	29.10	.26	4.59	4.85	(.39)	(1.38)	(1.77)
December 31, 2005	30.38	.28	.67	.95	(.25)	(1.98)	(2.23)
December 31, 2004	26.00	.23	4.21	4.44	(.06)	—	(.06)
December 31, 2003	20.19	.14	5.70	5.84	(.03)	—	(.03)
Health Care Fund
December 31, 2007	28.41	(.01)	1.73	1.72	—	(.52)	(.52)
December 31, 2006	28.17	(.15)	1.59	1.44	—	(1.20)	(1.20)
December 31, 2005	25.46	(.16)	2.87	2.71	—	—	—
December 31, 2004	24.28	(.16)	1.65	1.49	—	(.31)	(.31)
December 31, 2003	18.71	(.19)	5.76	5.57	—	—	—
Technology Fund
December 31, 2007	14.74	(.15)	1.68	1.53	—	—	—
December 31, 2006	13.92	(.16)	.98	.82	—	—	—
December 31, 2005	13.50	(.16)	.58	.42	—	—	—
December 31, 2004	14.88	(.05)	.03	(.02)	—	(1.36)	(1.36)
December 31, 2003	9.92	(.18)	6.21	6.03	—	(1.07)	(1.07)
Utilities Fund
December 31, 2007	22.38	.32	2.59	2.91	(.39)	(2.61)	(3.00)
December 31, 2006	19.09	.36	3.64	4.00	(.49)	(.22)	(.71)
December 31, 2005	17.34	.34	1.50	1.84	(.09)	—	(.09)
December 31, 2004	14.96	.33	2.24	2.57	(.19)	—	(.19)
December 31, 2003	12.24	.31	2.77	3.08	(.36)	—	(.36)

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Financial Services Fund
December 31, 2007	(10.22)	21.96	(18.80)%	1.59%	0.90%	525%	17,508
December 31, 2006	3.08	32.18	16.73%	1.59%	0.83%	330%	50,190
December 31, 2005	(1.28)	29.10	3.38%	1.59%	0.94%	549%	36,839
December 31, 2004	4.38	30.38	17.12%	1.59%	0.84%	762%	45,180
December 31, 2003	5.81	26.00	28.92%	1.64%	0.61%	2,039%	15,581
Health Care Fund
December 31, 2007	1.20	29.61	6.02%	1.59%	(0.02)%	424%	37,521
December 31, 2006	.24	28.41	5.11%	1.59%	(0.52)%	251%	40,825
December 31, 2005	2.71	28.17	10.64%	1.60%	(0.62)%	330%	51,692
December 31, 2004	1.18	25.46	6.22%	1.59%	(0.67)%	629%	30,435
December 31, 2003	5.57	24.28	29.77%	1.64%	(0.88)%	1,222%	27,880
Technology Fund
December 31, 2007	1.53	16.27	10.38%	1.56%	(0.91)%	584%	33,123
December 31, 2006	.82	14.74	5.89%	1.59%	(1.09)%	403%	23,215
December 31, 2005	.42	13.92	3.11%	1.62%	(1.21)%	541%	19,145
December 31, 2004	(1.38)	13.50	1.15%	1.58%	(0.36)%	767%	19,919
December 31, 2003	4.96	14.88	61.32%	1.64%	(1.39)%	1,302%	20,641
Utilities Fund
December 31, 2007	(.09)	22.29	12.86%	1.58%	1.32%	244%	65,532
December 31, 2006	3.29	22.38	20.96%	1.59%	1.73%	169%	71,719
December 31, 2005	1.75	19.09	10.56%	1.60%	1.80%	342%	39,943
December 31, 2004	2.38	17.34	17.31%	1.57%	2.06%	904%	21,902
December 31, 2003	2.72	14.96	25.40%	1.62%	2.29%	1,491%	13,430

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

PROSPECTUS
35

INDEX PUBLISHERS INFORMATION

Standard & Poor's

The Inverse S&P 500 Strategy and Nova Funds (the "Rydex S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P does not make any representation, condition, warranty, express or implied, to the owners of the Rydex S&P Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex S&P Funds particularly or the ability of the S&P 500® Index (the "S&P Index") to track general stock market performance. S&P's only relationship to Rydex Investments ("Licensee") is the licensing of certain of their trademarks and of the S&P Index which is determined, composed and calculated by S&P without regard to Licensee or the Rydex S&P Funds. S&P has no obligation to take the needs of Licensee or the owners of the Rydex S&P Funds into consideration in determining, composing or calculating the S&P Index. S&P is not are responsible for and has not participated in the determination of the prices and amount of the Rydex S&P Funds or the timing of the issuance or sale of the Rydex S&P Funds or in the determination or calculation of the equation by which the Rydex S&P Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Rydex S&P Funds.

S&P does not guarantee the accuracy and/or the completeness of the S&P Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Rydex S&P Funds, or any other person or entity from the use of the S&P Index or any data included therein. S&P makes no express or implied warranties or conditions, and expressly disclaims all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Index or any data included therein, even if notified of the possibility of such damages.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc.

NASDAQ OMX Group, Inc.

The NASDAQ-100® Fund (the "Rydex NASDAQ Fund") is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Rydex NASDAQ Fund. The Corporations make no representation or warranty, express or implied to the owners of the Rydex NASDAQ Fund or any member of the public regarding the advisability of investing in securities generally or in the Rydex NASDAQ Fund particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance. The Corporations' only relationship to Rydex Investments ("Licensee") is in the licensing of the NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by the Corporations without regard to Licensee or the Rydex NASDAQ Fund. The Corporations have no obligation to take the needs of the Licensee or the owners of the Rydex NASDAQ Fund into consideration in determining, composing or calculating the NASDAQ-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Rydex NASDAQ Fund to be issued or in the determination or calculation of the equation by which the Rydex NASDAQ Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Rydex NASDAQ Fund.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the NASDAQ-100 Index® or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the Rydex NASDAQ Fund, or any other person or entity from the use of the NASDAQ-100 Index® or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the NASDAQ-100 Index® or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of such damages.

Frank Russell Company

The Russell 2000® 1.5x Strategy Fund (the "Rydex Russell Fund") is not sponsored or endorsed by, nor in any way affiliated with Frank Russell Company ("Russell"). Russell is not responsible for and has not reviewed the Russell Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000® Index (the "Russell Index") which is a trademark/service mark of Russell. Russell has no obligation to take the needs of the

36

Rydex Russell Fund or its participants or any other product or person into consideration in determining, composing or calculating the Russell Index.

Russell's publication of the Russell Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Index is based.

Russell makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell Index or any data included in the Russell Index. Russell makes no representation, warranty or guarantee regarding the use, or the results of use, of the Russell Index or any data included therein, or any security (or combination thereof) comprising the Russell Index. Russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell Index or any data or any security (or combination thereof) included therein.

Russell® is a trademark of the Frank Russell Company.

More information about the Index Publishers is located in the SAI.

PROSPECTUS
37

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2008. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the Annual and Semi-Annual Reports. Also, in the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available primarily for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds' SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Rydex Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

VTPM-1-0408x0409

THE RYDEX VARIABLE TRUST PROSPECTUS

MAY 1, 2008

DOMESTIC EQUITY FUNDS

NOVA

SECTOR ROTATION

FIXED INCOME FUND

INVERSE GOVERNMENT LONG BOND STRATEGY (FORMERLY, INVERSE
GOVERNMENT LONG BOND)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

DOMESTIC EQUITY FUNDS

5	NOVA FUND

6	SECTOR ROTATION FUND

FIXED INCOME FUND

7	INVERSE GOVERNMENT LONG BOND STRATEGY FUND

8	PRINCIPAL RISKS OF INVESTING IN THE FUNDS

9	DESCRIPTIONS OF PRINCIPAL RISKS

12	FUND PERFORMANCE

14	FUND FEES AND EXPENSES

15	MORE INFORMATION ABOUT THE FUNDS

15	BENCHMARKS AND INVESTMENT METHODOLOGY

18	PURCHASING AND REDEEMING SHARES

19	DIVIDENDS, DISTRIBUTIONS, AND TAXES

19	MANAGEMENT OF THE FUNDS

21	FINANCIAL HIGHLIGHTS

23	INDEX PUBLISHER information

BC	ADDITIONAL INFORMATION

2

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

FIXED INCOME FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios ("funds") that are grouped into several categories according to each fund's investment strategy. This Prospectus describes shares of the following funds (the "Funds") which are grouped into the following categories:

DOMESTIC EQUITY FUNDS – Nova Fund and Sector Rotation Fund

FIXED INCOME FUND – Inverse Government Long Bond Strategy Fund

The Funds are advised by PADCO Advisors II, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

Shares of the Funds are available primarily for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

PROSPECTUS
3

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4

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Nova Fund invests to a significant extent in leveraged derivative instruments, such as futures contracts, and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Nova Fund is appropriate for investors who expect the S&P 500 Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.

PRINCIPAL RISKS

The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
5

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Sector Rotation Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on several measures of momentum including price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, including small and mid-capitalization securities, such as U.S. traded common stocks and ADRs, but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Sector Rotation Fund is appropriate for investors who seek to gain exposure to market sectors and industries that display superior performance. These investors must also be willing to bear the risk of losses in the event of a broad market decline.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Investment Style Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

6

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
  (FORMERLY, INVERSE GOVERNMENT LONG BOND FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Government Long Bond Strategy Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse (opposite) of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Government Long Bond Strategy Fund's objective is to perform, on a daily basis, exactly opposite the underlying index, the daily price movement of the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Government Long Bond Strategy Fund is appropriate for investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

PRINCIPAL RISKS

The Inverse Government Long Bond Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
7

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

	NOVA	SECTOR ROTATION	INVERSE GOVERNMENT LONG BOND STRATEGY
ACTIVE TRADING RISK	X		X
COUNTERPARTY CREDIT RISK	X	X	X
DEPOSITARY RECEIPT RISK		X
DERIVATIVES RISK	X	X	X
EARLY CLOSING RISK	X	X	X
FIXED INCOME RISK			X
INVESTMENT STYLE RISK		X
LARGE-CAPITALIZATION SECURITIES RISK	X
LEVERAGING RISK	X
MARKET RISK	X	X	X
MID-CAPITALIZATION SECURITIES RISK		X
NON-DIVERSIFICATION RISK	X	X	X
PORTFOLIO TURNOVER RISK		X
SHORT SALES RISK		X	X
SMALL-CAPITALIZATION SECURITIES RISK		X
TRACKING ERROR RISK	X		X
TRADING HALT RISK	X	X	X

8

DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK – A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK – The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

• The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

• Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PROSPECTUS
9

EARLY CLOSING RISK – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK – The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Inverse Government Long Bond Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTMENT STYLE RISK – The Sector Rotation Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

LARGE-CAPITALIZATION SECURITIES RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund will engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. Beacause the Fund's investment strategies involve consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK – The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Sector Rotation Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

MID-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. For the Sector Rotation Fund, medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK – The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK – Short sales are transactions in which the Fund sell a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at

10

the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. For the Sector Rotation Fund, small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRACKING ERROR RISK – Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.

In addition, the Nova Fund and Inverse Government Long Bond Strategy Fund, which seek to track their respective benchmarks on a daily basis, are subject to mathematical compounding which may prevent the Funds from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK – The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price their outstanding contracts or securities.

PROSPECTUS
11

FUND PERFORMANCE

The following bar charts show the performance of shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how a Fund will perform in the future.

NOVA FUND

Highest Quarter Return (quarter ended 12/31/1998)	31.57%	Lowest Quarter Return (quarter ended 9/30/2002)	-26.76%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Nova Fund	1.13%	14.88%	2.30%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

SECTOR ROTATION FUND

Highest Quarter Return (quarter ended 6/30/2003)	14.70%	Lowest Quarter Return (quarter ended 6/30/2006)	-6.08%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/01/2002)
Sector Rotation Fund	22.75%	17.46%	10.21%
S&P 500® Index[1]	5.49%	12.83%	7.40%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

12

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Highest Quarter Return (quarter ended 3/31/2006)	7.93%	Lowest Quarter Return (quarter ended 6/30/2005)	-8.58%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/01/2003)
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	-4.51%	-3.00%
LEHMAN LONG TREASURY BOND INDEX[1]	9.81%	5.50%

1 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance. Returns reflect no deduction for fees, expenses or taxes.

PROSPECTUS
13

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLES AND EXAMPLES DO NO REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLES AND EXAMPLES WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

	NOVA FUND	SECTOR ROTATION FUND	INVERSE GOVERNMENT LONG BOND STRATEGY FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	NONE	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%	0.90%	0.90%
DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE
TOTAL OTHER EXPENSES	0.71%	0.71%	2.93%
OTHER EXPENSES	0.71%	0.71%	0.73%
SHORT INTEREST EXPENSES	NONE	NONE	2.20%[1]
ACQUIRED FUND FEES AND EXPENSES	NONE	NONE	NONE
TOTAL ANNUAL FUND OPERATING EXPENSES	1.46%	1.61%	3.83%

1 Short Interest Expense occurs because the Fund short-sells the Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset – in its entirety or in part – by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than expenses, the expense ratio for the Inverse Government Long Bond Strategy Fund would have equaled 1.63%.

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
NOVA	$149	$462	$797	$1,746
SECTOR ROTATION	$164	$508	$876	$1,911
INVERSE GOVERNMENT LONG BOND STRATEGY	$385	$1,169	$1,972	$4,062

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MORE INFORMATION ABOUT THE FUNDS:
BENCHMARKS AND INVESTMENT METHODOLOGY

BENCHMARK INFORMATION

The Nova Fund and Inverse Government Long Bond Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
NOVA FUND	150% OF THE PERFORMANCE OF THE S&P 500® INDEX

INVERSE GOVERNMENT LONG BOND STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG TREASURY BOND

A BRIEF GUIDE TO THE UNDERLYING INDEX

S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2007, the S&P 500 Index included companies with a capitalization range of $708 million to $511.9 billion.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume: (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 9.28%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

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ADVISOR'S INVESTMENT METHODOLOGY

The Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Sector Rotation Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

NOVA FUND AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Nova Fund is invested to achieve returns that exceed the returns of its underlying index. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse Government Long Bond Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of its underlying index.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2,000 securities are eligible for purchase from the industry buy lists. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of volatility in the top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

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PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Ordinarily, investors may buy shares on any day that the NYSE is open for business (a "Business Day"). However, the Inverse Government Long Bond Strategy Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government Bond Market is closed, including Columbus Day and Veterans' Day. In addition, on any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of each Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Because the Nova Fund and Inverse Government Long Bond Strategy Fund are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Sector Rotation Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategy, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Fund is sold primarily, directly and indirectly, through variable annuity and variable life insurance products, the Fund expects that all shares of the Fund will be owned, directly and indirectly, on an omnibus by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Fund's ability to prevent frequent trading of the Fund will be solely dependent on the ability and willingness of the various insurance companies to assist in its prevention. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). Each insurance company may have different rules about the timing and processing of transaction orders. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted

18

during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors II, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2007, based on the average daily net assets for each Fund, as set forth beow:

FUND	ADVISORY FEE
NOVA FUND	0.75%
SECTOR ROTATION FUND	0.90%
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	0.90%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Trust's Annual Report to Shareholders, which covers the period January 1, 2007 to December 31, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. In addition to Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment

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Strategies, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

Michael P. Byrum, CFA, President and CIO of Rydex Investments – As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Director of Alternative Investment Strategies – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Senior Portfolio Manager – Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Douglas Holmes, CFA, Director of Stock Selection and Asset Allocation – As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

20

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2007 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2007 Annual Report is incorporated by reference in the SAI.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Total Distributions
Nova Fund
December 31, 2007	$10.09	$.12	$—	$.12	$(.15)	$—	$—	$(.15)
December 31, 2006	8.56	.11	1.54	1.65	(.12)	—	—	(.12)
December 31, 2005	8.26	.05	.28	.33	(.03)	—	—	(.03)
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2007	$(.03)	$10.06	1.13%	1.46%	1.12%	94%	$82,191
December 31, 2006	1.53	10.09	19.27%	1.48%	1.18%	211%	134,477
December 31, 2005	.30	8.56	3.97%	1.53%	0.60%	381%	132,018
December 31, 2004	1.05	8.26	14.62%	1.46%	0.41%	654%	130,200
December 31, 2003	2.03	7.21	39.19%	1.54%	0.09%	729%	81,816

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Inverse Government Long Bond Strategy Fund (Formerly, Inverse Government Long Bond Fund)
December 31, 2007	21.55	.70	(1.67)	(.97)	(1.00)	—	(1.00)	(1.97)
December 31, 2006	20.80	.69	.97	1.66	(.91)	—	(.91)	.75
December 31, 2005	21.95	(.07)	(1.08)	(1.15)	—	—	—	(1.15)
December 31, 2004	24.82	(.66)	(1.98)	(2.64)	—	(.23)	(.23)	(2.87)
December 31, 2003*	25.00	(.13)	(.05)	(.18)	—	—	—	(.18)

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Inverse Government Long Bond Strategy Fund (Formerly, Inverse Government Long Bond Fund)
December 31, 2007	19.58	(4.51)%	3.83%	1.63	%‡	3.17%		1,123%	17,611
December 31, 2006	21.55	8.11%	5.12%	1.63	%‡	3.08%		597%	29,246
December 31, 2005	20.80	(5.24)%	5.11%	1.63	%‡	(0.33)%		589%	29,671
December 31, 2004	21.95	(10.67)%	5.02%	1.63	%‡	(2.86)%		—	41,098
December 31, 2003*	24.82	(0.72)%	1.69%**	1.69	%**‡	(0.74	)%**	—	22,355

  *  Since the commencement of operations: May 1, 2003—Inverse Government Long Bond Strategy Fund.

  **  Annualized

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  ‡  Operating Expenses exclude interest expense from securities sold short.

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FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Sector Rotation Fund
December 31, 2007	13.47	(.02)	3.10	3.08	—	(1.22)	(1.22)	1.86
December 31, 2006	12.68	(.02)	1.48	1.46	—	(.67)	(.67)	.79
December 31, 2005	11.16	(.02)	1.54	1.52	—	—	—	1.52
December 31, 2004	10.08	(.05)	1.13	1.08	—	—	—	1.08
December 31, 2003	7.76	(.07)	2.39	2.32	—	—	—	2.32

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Expenses	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Sector Rotation Fund
December 31, 2007	15.33	22.75%	1.61%	1.61%	1.61%	(0.15)%	277%	130,166
December 31, 2006	13.47	11.47%	1.64%	1.64%	1.64%	(0.16)%	353%	87,673
December 31, 2005	12.68	13.62%	1.70%	1.70%	1.70%	(0.20)%	281%	61,834
December 31, 2004	11.16	10.71%	1.63%	1.63%	1.63%	(0.52)%	333%	27,747
December 31, 2003	10.08	29.97%	1.70%	1.70%	1.70%	(0.78)%	401%	20,594

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

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INDEX PUBLISHER INFORMATION

Standard & Poor's

The Nova Fund (the "Rydex S&P Fund") is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation, condition, warranty, express or implied, to the owners of the Rydex S&P Fund or any member of the public regarding the advisability of investing in securities generally or in the Rydex S&P Fund particularly or the ability of the S&P 500® Index (the "S&P Index") to track general stock market performance. S&P's only relationship to Rydex Investments ("Licensee") is the licensing of certain of their trademarks and of the S&P Index which is determined, composed and calculated by S&P without regard to Licensee or the Rydex S&P Fund. S&P has no obligation to take the needs of Licensee or the owners of the Rydex S&P Fund into consideration in determining, composing or calculating the S&P Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Rydex S&P Fund or the timing of the issuance or sale of the Rydex S&P Fund or in the determination or calculation of the equation by which the Rydex S&P Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Rydex S&P Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Rydex S&P Fund, or any other person or entity from the use of the S&P Index or any data included therein. S&P makes no express or implied warranties or conditions, and expressly disclaims all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Index or any data included therein, even if notified of the possibility of such damages.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," and "500," are trademarks of The McGraw-Hill Companies, Inc.

More information about the Index Publisher is located in the SAI.

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23

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2008. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the Annual and Semi-Annual Reports. Also, in the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available primarily for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds' SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Rydex Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

VTPX-1-0408x0409

THE RYDEX VARIABLE TRUST PROSPECTUS

MAY 1, 2008

SECTOR FUNDS

BASIC MATERIALS

CONSUMER PRODUCTS

ENERGY

ENERGY SERVICES

FINANCIAL SERVICES

HEALTH CARE

LEISURE

PRECIOUS METALS

RETAILING

TECHNOLOGY

TELECOMMUNICATIONS

TRANSPORTATION

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SECTOR FUNDS

5	BASIC MATERIALS FUND

6	CONSUMER PRODUCTS FUND

7	ENERGY FUND

8	ENERGY SERVICES FUND

9	FINANCIAL SERVICES FUND

10	HEALTH CARE FUND

11	LEISURE FUND

12	PRECIOUS METALS FUND

13	RETAILING FUND

14	TECHNOLOGY FUND

15	TELECOMMUNICATIONS FUND

16	TRANSPORTATION FUND

17	PRINCIPAL RISKS OF INVESTING IN THE FUNDS

19	DESCRIPTIONS OF PRINCIPAL RISKS

22	FUND PERFORMANCE

27	FUND FEES AND EXPENSES

28	MORE INFORMATION ABOUT THE FUNDS

28	INVESTMENT METHODOLOGY

28	PURCHASING AND REDEEMING SHARES

29	DIVIDENDS, DISTRIBUTIONS, AND TAXES

29	MANAGEMENT OF THE FUNDS

31	FINANCIAL HIGHLIGHTS

BC	ADDITIONAL INFORMATION

2

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

SECTOR FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios ("funds") that are grouped into several categories according to each fund's investment strategy. This Prospectus describes shares of the following funds (the "Funds") which are grouped into the following category:

SECTOR FUNDS – Basic Materials Fund, Consumer Products Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, and Transportation Fund

The Funds are advised by PADCO Advisors II, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

Shares of the Funds are available primarily for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

PROSPECTUS
3

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4

BASIC MATERIALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Basic Materials Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Basic Materials Companies that have small to mid-sized capitalizations. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles, and wood products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the basic materials sector and therefore may be concentrated in an industry or group of industries within the basic materials sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Basic Materials Fund is appropriate for investors who expect the basic materials sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the basic materials sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Basic Materials Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Basic Materials Sector Concentration Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 19 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
5

CONSUMER PRODUCTS FUND

FUND INFORMATION

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Consumer Products Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Consumer Products Companies that have small to mid-sized capitalizations. Consumer Products Companies include companies that manufacture, wholesale or retail food, staple retail products and non-durable goods such as beverages, tobacco, household and personal care products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the consumer products sector and therefore may be concentrated in an industry or group of industries within the consumer products sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Consumer Products Fund is appropriate for investors who expect the consumer products sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the consumer products sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Consumer Products Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Consumer Products Sector Concentration Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 19 for a discussion of each of the principal risks that apply to the Fund.

6

ENERGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Energy Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Energy Companies that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy sector and therefore may be concentrated in an industry or group of industries within the energy sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Energy Fund is appropriate for investors who expect the energy sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the energy sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Energy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Energy Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 19 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
7

ENERGY SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Energy Services Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Energy Services Companies that have small to mid-sized capitalizations. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy services sector and therefore may be concentrated in an industry or group of industries within the energy services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Energy Services Fund is appropriate for investors who expect the energy services sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the energy services sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Energy Services Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Energy Services Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 19 for a discussion of each of the principal risks that apply to the Fund.

8

FINANCIAL SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Financial Services Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the financial services sector and therefore may be concentrated in an industry or group of industries within the financial services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Financial Services Fund is appropriate for investors who expect the financial services sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the financial services sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Financial Services Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Financial Services Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 19 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
9

HEALTH CARE FUND

FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Health Care Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and therefore may be concentrated in an industry or group of industries within the health care sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Health Care Fund is appropriate for investors who expect the health care sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the health care sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Health Care Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Health Care Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 19 for a discussion of each of the principal risks that apply to the Fund.

10

LEISURE FUND

FUND INFORMATION

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Leisure Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, restaurants casinos, radio and television broadcasting and advertising companies, motion picture production companies, entertainment software companies, toys and sporting goods manufacturers, musical recording companies, alcohol and tobacco companies, and publishing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the leisure sector and therefore may be concentrated in an industry or group of industries within the leisure sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Leisure Fund is appropriate for investors who expect the leisure sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the leisure sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Leisure Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Leisure Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 19 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
11

PRECIOUS METALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Precious Metals Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the precious metals sector and therefore may be concentrated in an industry or group of industries within the precious metals sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Precious Metals Fund is appropriate for investors who expect the precious metals sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the precious metals sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Precious Metals Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Precious Metals Sector Concentration Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 19 for a discussion of each of the principal risks that apply to the Fund.

12

RETAILING FUND

FUND INFORMATION

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers ("Retailing Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Retailing Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; warehouse membership clubs; mail order operations; interest retailers; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the retailing sector and therefore may be concentrated in an industry or group of industries within the retailing sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Retailing Fund is appropriate for investors who expect the retailing sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the retailing sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Retailing Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Retailing Sector Concentration Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 19 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
13

TECHNOLOGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Technology Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the technology sector and therefore may be concentrated in an industry or group of industries within the technology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Technology Fund is appropriate for investors who expect the technology sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the technology sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Technology Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Technology Sector Concentration Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 19 for a discussion of each of the principal risks that apply to the Fund.

14

TELECOMMUNICATIONS FUND

FUND INFORMATION

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Telecommunications Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Telecommunications Companies that have small to mid-sized capitalizations. Telecommunications Companies include traditional and wireless telephone services or equipment providers, Internet equipment and service providers, and fiber-optics. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the telecommunications sector and therefore may be concentrated in an industry or group of industries within the telecommunications sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Telecommunications Fund is appropriate for investors who expect the telecommunications sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the telecommunications sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Telecommunications Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Telecommunications Sector Concentration Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 19 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
15

TRANSPORTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Transportation Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers; parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the transportation sector and therefore may be concentrated in an industry or group of industries within the transportation sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Transportation Fund is appropriate for investors who expect the transportation sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the transportation sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Transportation Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Transportation Sector Concentration Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 19 for a discussion of each of the principal risks that apply to the Fund.

16

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

	BASIC MATERIALS	CONSUMER PRODUCTS	ENERGY	ENERGY SERVICES	FINANCIAL SERVICES	HEALTH CARE	LEISURE	PRECIOUS METALS
ACTIVE TRADING RISK	X	X	X	X	X	X	X	X
DEPOSITARY RECEIPT RISK	X	X	X	X	X	X	X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK	X	X	X	X	X	X	X	X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)	X	X	X	X	X	X	X	X
SMALL-CAPITALIZATION SECURITIES RISK	X	X	X	X	X	X	X	X
TRADING HALT RISK	X	X	X	X	X	X	X	X

PROSPECTUS
17

	RETAILING	TECHNOLOGY	TELECOMMUNI- CATIONS	TRANSPORTATION
ACTIVE TRADING RISK	X	X	X	X
DEPOSITARY RECEIPT RISK	X	X	X	X
DERIVATIVES RISK	X	X	X	X
EARLY CLOSING RISK	X	X	X	X
MARKET RISK	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK	X	X	X	X
NON-DIVERSIFICATION RISK	X	X	X	X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)	X	X	X	X
SMALL-CAPITALIZATION SECURITIES RISK	X	X	X	X
TRADING HALT RISK	X	X	X	X

18

DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK – A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK – The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

• The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

• Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

MARKET RISK – The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations

PROSPECTUS
19

in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

MID-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SECTOR CONCENTRATION RISK – The Sector Concentration Risk applicable to each Fund is as follows:

BASIC MATERIALS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the basic materials sector that the Basic Materials Fund purchases will underperform the market as a whole. To the extent that the Basic Materials Fund's investments are concentrated in issuers conducting business in the basic materials sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the consumer products sector that the Consumer Products Fund purchases will underperform the market as a whole. To the extent that the Consumer Product Fund's investments are concentrated in issuers conducting business in the consumer products sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

ENERGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the energy sector and energy sector commodities that the Energy Fund purchases will underperform the market as a whole. To the extent that the Energy Fund's investments are concentrated in issuers conducting business in the energy sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies and energy sector commodities may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

ENERGY SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the energy services sector that the Energy Services Fund purchases will underperform the market as a whole. To the extent that the Energy Services Fund's investments are concentrated in issuers conducting business in the energy services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

FINANCIAL SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the financial services sector that the Financial Services Fund purchases will underperform the market as a whole. To the extent that the Financial Services Fund's investments are concentrated in issuers conducting business in the financial services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

HEALTH CARE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the health care sector that the Health Care Fund purchases will underperform the market as a whole. To the extent that the Health Care Fund's investments are concentrated in issuers conducting business in the health care sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

20

LEISURE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the leisure sector that the Leisure Fund purchases will underperform the market as a whole. To the extent that the Leisure Fund's investments are concentrated in issuers conducting business in the leisure sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

PRECIOUS METALS SECTOR CONCENTRATION RISK – The risk that the relatively few securities of issuers in the mining industry that the Precious Metals Fund purchases will under perform the market as a whole. To the extent that the Precious Metals Fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals and securities of Precious Metals Companies may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

RETAILING SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the retailing sector that the Retailing Fund purchases will underperform the market as a whole. To the extent that the Retailing Fund's investments are concentrated in issuers conducting business in the retailing sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

TECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the technology sector that the Technology Fund purchases will underperform the market as a whole. To the extent that the Technology Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the telecommunications sector that the Telecommunications Fund purchases will underperform the market as a whole. To the extent that the Telecommunications Fund's investments are concentrated in issuers conducting business in the telecommunications sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

TRANSPORTATION SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the transportation sector that the Transportation Fund purchases will underperform the market as a whole. To the extent that the Transportation Fund's investments are concentrated in issuers conducting business in the transportation sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

SMALL-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRADING HALT RISK – The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

PROSPECTUS
21

FUND PERFORMANCE

The following bar charts show the performance of shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how a Fund will perform in the future.

BASIC MATERIALS FUND

Highest Quarter Return (quarter ended 12/31/2003)	22.09%	Lowest Quarter Return (quarter ended 9/30/2002)	-23.95%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Basic Materials Fund	33.97%	22.04%	13.22%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

CONSUMER PRODUCTS FUND

Highest Quarter Return (quarter ended 6/30/2003)	15.29%	Lowest Quarter Return (quarter ended 9/30/2002)	-10.85%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/29/2001)
Consumer Products Fund	11.08%	12.40%	8.87%
S&P 500® Index[1]	5.49%	12.83%	4.07%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

22

ENERGY FUND

Highest Quarter Return (quarter ended 9/30/2005)	20.27%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.97%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/29/2001)
Energy Fund	33.22%	27.44%	14.59%
S&P 500® Index[1]	5.49%	12.83%	4.07%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

ENERGY SERVICES FUND

Highest Quarter Return (quarter ended 9/30/2005)	22.76%	Lowest Quarter Return (quarter ended 9/30/2002)	-18.84%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Energy Services Fund	37.10%	26.75%	11.30%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

FINANCIAL SERVICES FUND

Highest Quarter Return (quarter ended 6/30/2003)	17.22%	Lowest Quarter Return (quarter ended 9/30/2002)	-19.17%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (07/20/2001)
Financial Services Fund	-18.80%	8.15%	2.88%
S&P 500® Index[1]	5.49%	12.83%	4.87%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS
23

HEALTH CARE FUND

Highest Quarter Return (quarter ended 6/30/2003)	15.44%	Lowest Quarter Return (quarter ended 6/30/2002)	-16.57%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (06/19/2001)
Health Care Fund	6.02%	11.19%	3.78%
S&P 500® Index[1]	5.49%	12.83%	4.80%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

LEISURE FUND

Highest Quarter Return (quarter ended 6/30/2003)	17.59%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.30%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/22/2001)
Leisure Fund	-2.54%	13.85%	2.53%
S&P 500® Index[1]	5.49%	12.83%	3.55%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PRECIOUS METALS FUND

Highest Quarter Return (quarter ended 3/31/2002)	31.42%	Lowest Quarter Return (quarter ended 6/30/2004)	-20.72%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Precious Metals Fund	19.55%	16.23%	8.25%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

24

RETAILING FUND

Highest Quarter Return (quarter ended 6/30/2003)	19.69%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.72%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (07/23/2001)
Retailing Fund	-12.60%	8.60%	3.01%
S&P 500® Index[1]	5.49%	12.83%	5.15%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

TECHNOLOGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	27.34%	Lowest Quarter Return (quarter ended 9/30/2002)	-26.87%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Technology Fund	10.38%	14.48%	-1.71%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

TELECOMMUNICATIONS FUND

Highest Quarter Return (quarter ended 12/31/2002)	38.10%	Lowest Quarter Return (quarter ended 6/30/2002)	-28.27%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (07/27/2001)
Telecommunications Fund	9.23%	14.74%	1.27%
S&P 500® Index[1]	5.49%	12.83%	4.96%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS
25

TRANSPORTATION FUND

Highest Quarter Return (quarter ended 12/31/2004)	17.88%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.89%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (06/11/2001)
Transportation Fund	-8.75%	9.52%	4.78%
S&P 500® Index[1]	5.49%	12.83%	4.25%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

26

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUNDS SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLES AND EXAMPLES DO NO REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLES AND EXAMPLES WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

	BASIC MATERIALS FUND	CONSUMER PRODUCTS FUND	ENERGY FUND	ENERGY SERVICES FUND	FINANCIAL SERVICES FUND	HEALTH CARE FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.73%	0.74%	0.73%	0.73%	0.74%	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%	1.59%	1.58%	1.58%	1.59%	1.59%
	LEISURE FUND	PRECIOUS METALS FUND	RETAILING FUND	TECHNOLOGY FUND	TELECOMMUNI- CATIONS FUND	TRANSPORTATION FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%	0.75%	0.85%	0.85%	0.85%	0.85%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.74%	0.70%	0.75%	0.71%	0.73%	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%	1.45%	1.60%	1.56%	1.58%	1.60%

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
BASIC MATERIALS	$161	$499	$860	$1,878
CONSUMER PRODUCTS	$162	$502	$866	$1,889
ENERGY	$161	$499	$860	$1,878
ENERGY SERVICES	$161	$499	$860	$1,878
FINANCIAL SERVICES	$162	$502	$866	$1,889
HEALTH CARE	$162	$502	$866	$1,889
LEISURE	$162	$502	$866	$1,889
PRECIOUS METALS	$148	$459	$792	$1,735
RETAILING	$163	$505	$871	$1,900
TECHNOLOGY	$159	$493	$850	$1,856
TELECOMMUNICATIONS	$161	$499	$860	$1,878
TRANSPORTATION	$163	$505	$871	$1,900

PROSPECTUS
27

MORE INFORMATION ABOUT THE FUNDS:
INVESTMENT METHODOLOGY

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector using Global Industry Classification Standard (GICS) codes. The Advisor then employs a quantitative screen to ensure minimum capitalization and liquidity standards. The resulting portfolio is weighted to meet diversification standards and to generate returns respective of that sector. The Advisor monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representation of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Ordinarily, investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of each Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). Each insurance company may have different rules about the timing and processing of transaction orders. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

28

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors II, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2007, based on the average daily net assets for each Fund, as set forth beow:

FUND	ADVISORY FEE
SECTOR FUNDS (EXCEPT FOR THE PRECIOUS METALS FUND)	0.85%
PRECIOUS METALS FUND	0.75%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement and investment sub-advisory agreement is available in the Trust's Annual Report to Shareholders, which covers the period January 1, 2007 to December 31, 2007.

PROSPECTUS
29

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. In addition to Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

Michael P. Byrum, CFA, President and CIO of Rydex Investments – As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Director of Alternative Investment Strategies – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Senior Portfolio Manager – Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Douglas Holmes, CFA, Director of Stock Selection and Asset Allocation – As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

30

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2007 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2007 Annual Report is incorporated by reference in the SAI.

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Basic Materials Fund
December 31, 2007	$33.33	$.11	$11.21	$11.32	$(.05)	$(2.94)	$(2.99)
December 31, 2006	27.87	.32	5.90	6.22	(.31)	(.45)	(.76)
December 31, 2005	32.66	.12	.80	.92	(.13)	(5.58)	(5.71)
December 31, 2004	27.69	.09	5.58	5.67	(.01)	(.69)	(.70)
December 31, 2003	21.07	.04	6.59	6.63	(.01)	—	(.01)
Consumer Products Fund
December 31, 2007	36.55	.42	3.69	4.11	(.69)	(2.95)	(3.64)
December 31, 2006	31.63	.48	5.03	5.51	(.27)	(.32)	(.59)
December 31, 2005	32.95	.14	(.26)	(.12)	(.17)	(1.03)	(1.20)
December 31, 2004	29.39	.11	3.78	3.89	(.01)	(.32)	(.33)
December 31, 2003	24.36	.01	5.29	5.30	(.02)	(.25)	(.27)
Energy Fund
December 31, 2007	33.14	(.11)	11.01	10.90	—	(4.21)	(4.21)
December 31, 2006	39.20	(.13)	5.28	5.15	—	(11.21)	(11.21)
December 31, 2005	29.68	— §	11.44	11.44	(.01)	(1.91)	(1.92)
December 31, 2004	22.45	.01	7.23	7.24	(— )§	(.01)	(.01)
December 31, 2003	18.25	.01	4.19	4.20	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Basic Materials Fund
December 31, 2007	$8.33	$41.66	33.97%	1.58%	0.28%	244%	$95,591
December 31, 2006	5.46	33.33	22.29%	1.60%	1.02%	225%	58,622
December 31, 2005	(4.79)	27.87	4.04%	1.57%	0.41%	364%	28,317
December 31, 2004	4.97	32.66	20.83%	1.59%	0.30%	725%	46,162
December 31, 2003	6.62	27.69	31.46%	1.67%	0.17%	1,175%	44,561
Consumer Products Fund
December 31, 2007	.47	37.02	11.08%	1.59%	1.10%	260%	40,847
December 31, 2006	4.92	36.55	17.42%	1.59%	1.41%	219%	43,007
December 31, 2005	(1.32)	31.63	(0.40)%	1.58%	0.42%	357%	22,177
December 31, 2004	3.56	32.95	13.30%	1.59%	0.36%	730%	24,433
December 31, 2003	5.03	29.39	21.86%	1.63%	0.12%	936%	8,818
Energy Fund
December 31, 2007	6.69	39.83	33.22%	1.58%	(0.27)%	217%	101,458
December 31, 2006	(6.06)	33.14	11.93%	1.59%	(0.31)%	146%	70,190
December 31, 2005	9.52	39.20	38.54%	1.59%	(0.01)%	351%	83,437
December 31, 2004	7.23	29.68	32.27%	1.58%	0.04%	542%	60,501
December 31, 2003	4.20	22.45	23.01%	1.66%	0.04%	1,225%	31,832

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

PROSPECTUS
31

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Energy Services Fund
December 31, 2007	$29.79	$(.34)	$11.37	$11.03	$—	$(2.15)	$(2.15)
December 31, 2006	30.92	(.37)	4.01	3.64	—	(4.77)	(4.77)
December 31, 2005	20.85	(.30)	10.37	10.07	—	—	—
December 31, 2004	15.59	(.22)	5.48	5.26	—	—	—
December 31, 2003	14.38	(.16)	1.37	1.21	—	—	—
Financial Services Fund
December 31, 2007	32.18	.28	(6.23)	(5.95)	(.66)	(3.61)	(4.27)
December 31, 2006	29.10	.26	4.59	4.85	(.39)	(1.38)	(1.77)
December 31, 2005	30.38	.28	.67	.95	(.25)	(1.98)	(2.23)
December 31, 2004	26.00	.23	4.21	4.44	(.06)	—	(.06)
December 31, 2003	20.19	.14	5.70	5.84	(.03)	—	(.03)
Health Care Fund
December 31, 2007	28.41	(.01)	1.73	1.72	—	(.52)	(.52)
December 31, 2006	28.17	(.15)	1.59	1.44	—	(1.20)	(1.20)
December 31, 2005	25.46	(.16)	2.87	2.71	—	—	—
December 31, 2004	24.28	(.16)	1.65	1.49	—	(.31)	(.31)
December 31, 2003	18.71	(.19)	5.76	5.57	—	—	—
Leisure Fund
December 31, 2007	26.19	(.04)	(.51)	(.55)	—	(4.42)	(4.42)
December 31, 2006	21.96	(.02)	5.17	5.15	—	(.92)	(.92)
December 31, 2005	25.39	(.19)	(1.03)	(1.22)	—	(2.21)	(2.21)
December 31, 2004	20.80	(.17)	5.07	4.90	—	(.31)	(.31)
December 31, 2003	15.42	(.08)	5.46	5.38	—	—	—
Precious Metals Fund
December 31, 2007	12.58	(.10)	2.56	2.46	—	—	—
December 31, 2006	10.36	(.03)	2.25	2.22	—	—	—
December 31, 2005	8.57	(.02)	1.81	1.79	—	—	—
December 31, 2004	9.99	(.05)	(1.37)	(1.42)	—	—	—
December 31, 2003	7.09	(.03)	2.93	2.90	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Energy Services Fund
December 31, 2007	$8.88	$38.67	37.10%	1.58%	(0.91)%	193%	$95,917
December 31, 2006	(1.13)	29.79	10.98%	1.59%	(1.08)%	184%	43,910
December 31, 2005	10.07	30.92	48.30%	1.61%	(1.17)%	317%	79,722
December 31, 2004	5.26	20.85	33.74%	1.58%	(1.19)%	808%	29,316
December 31, 2003	1.21	15.59	8.41%	1.65%	(1.13)%	2,691%	7,754
Financial Services Fund
December 31, 2007	(10.22)	21.96	(18.80)%	1.59%	0.90%	525%	17,508
December 31, 2006	3.08	32.18	16.73%	1.59%	0.83%	330%	50,190
December 31, 2005	(1.28)	29.10	3.38%	1.59%	0.94%	549%	36,839
December 31, 2004	4.38	30.38	17.12%	1.59%	0.84%	762%	45,180
December 31, 2003	5.81	26.00	28.92%	1.64%	0.61%	2,039%	15,581
Health Care Fund
December 31, 2007	1.20	29.61	6.02%	1.59%	(0.02)%	424%	37,521
December 31, 2006	.24	28.41	5.11%	1.59%	(0.52)%	251%	40,825
December 31, 2005	2.71	28.17	10.64%	1.60%	(0.62)%	330%	51,692
December 31, 2004	1.18	25.46	6.22%	1.59%	(0.67)%	629%	30,435
December 31, 2003	5.57	24.28	29.77%	1.64%	(0.88)%	1,222%	27,880
Leisure Fund
December 31, 2007	(4.97)	21.22	(2.54)%	1.59%	(0.14)%	171%	15,311
December 31, 2006	4.23	26.19	23.47%	1.60%	(0.07)%	221%	37,699
December 31, 2005	(3.43)	21.96	(4.87)%	1.56%	(0.79)%	369%	13,961
December 31, 2004	4.59	25.39	23.86%	1.58%	(0.74)%	663%	51,755
December 31, 2003	5.38	20.80	34.89%	1.65%	(0.41)%	1,353%	30,016
Precious Metals Fund
December 31, 2007	2.46	15.04	19.55%	1.45%	(0.71)%	268%	91,613
December 31, 2006	2.22	12.58	21.43%	1.49%	(0.26)%	228%	62,910
December 31, 2005	1.79	10.36	20.89%	1.57%	(0.24)%	308%	68,241
December 31, 2004	(1.42)	8.57	(14.21)%	1.46%	(0.54)%	519%	35,043
December 31, 2003	2.90	9.99	40.90%	1.54%	(0.38)%	658%	44,606

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

32

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Retailing Fund
December 31, 2007	$29.78	$(.24)	$(2.95)	$(3.19)	$—	$(15.32)	$(15.32)
December 31, 2006	27.85	(.11)	2.92	2.81	—	(.88)	(.88)
December 31, 2005	26.65	(.25)	1.70	1.45	—	(.25)	(.25)
December 31, 2004	25.99	(.22)	2.62	2.40	—	(1.74)	(1.74)
December 31, 2003	19.29	(.25)	7.05	6.80	—	(.10)	(.10)
Technology Fund
December 31, 2007	14.74	(.15)	1.68	1.53	—	—	—
December 31, 2006	13.92	(.16)	.98	.82	—	—	—
December 31, 2005	13.50	(.16)	.58	.42	—	—	—
December 31, 2004	14.88	(.05)	.03	(.02)	—	(1.36)	(1.36)
December 31, 2003	9.92	(.18)	6.21	6.03	—	(1.07)	(1.07)
Telecommunications Fund
December 31, 2007	21.91	.05	1.97	2.02	(.04)	—	(.04)
December 31, 2006	18.81	.15	3.52	3.67	(.29)	(.28)	(.57)
December 31, 2005	20.53	.19	.06	.25	—	(1.97)	(1.97)
December 31, 2004	18.22	(.02)	2.33	2.31	—	—	—
December 31, 2003	13.63	(.03)	4.62	4.59	—	(— )§	(— )§
Transportation Fund
December 31, 2007	35.05	(.04)	(2.24)	(2.28)	—	(17.92)	(17.92)
December 31, 2006	32.64	(.24)	2.65	2.41	—	—	—
December 31, 2005	31.45	(.19)	2.64	2.45	—	(1.26)	(1.26)
December 31, 2004	25.97	(.20)	6.09	5.89	—	(.41)	(.41)
December 31, 2003	21.55	(.15)	4.57	4.42	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Retailing Fund
December 31, 2007	$(18.51)	$11.27	(12.60)%	1.60%	(0.81)%	182%	$4,651
December 31, 2006	1.93	29.78	10.08%	1.59%	(0.37)%	227%	28,306
December 31, 2005	1.20	27.85	5.48%	1.58%	(0.90)%	421%	17,616
December 31, 2004	.66	26.65	10.06%	1.58%	(0.83)%	609%	20,800
December 31, 2003	6.70	25.99	35.27%	1.64%	(1.04)%	785%	15,149
Technology Fund
December 31, 2007	1.53	16.27	10.38%	1.56%	(0.91)%	584%	33,123
December 31, 2006	.82	14.74	5.89%	1.59%	(1.09)%	403%	23,215
December 31, 2005	.42	13.92	3.11%	1.62%	(1.21)%	541%	19,145
December 31, 2004	(1.38)	13.50	1.15%	1.58%	(0.36)%	767%	19,919
December 31, 2003	4.96	14.88	61.32%	1.64%	(1.39)%	1,302%	20,641
Telecommunications Fund
December 31, 2007	1.98	23.89	9.23%	1.58%	0.20%	295%	31,781
December 31, 2006	3.10	21.91	19.51%	1.59%	0.72%	264%	33,337
December 31, 2005	(1.72)	18.81	1.16%	1.60%	0.98%	362%	16,898
December 31, 2004	2.31	20.53	12.68%	1.58%	(0.08)%	809%	30,191
December 31, 2003	4.59	18.22	33.68%	1.64%	(0.19)%	974%	14,543
Transportation Fund
December 31, 2007	(20.20)	14.85	(8.75)%	1.60%	(0.12)%	284%	8,513
December 31, 2006	2.41	35.05	7.38%	1.59%	(0.68)%	249%	29,549
December 31, 2005	1.19	32.64	8.48%	1.58%	(0.63)%	258%	31,378
December 31, 2004	5.48	31.45	22.99%	1.57%	(0.71)%	473%	47,333
December 31, 2003	4.42	25.97	20.51%	1.64%	(0.65)%	1,045%	8,032

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

PROSPECTUS
33

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2008. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the Annual and Semi-Annual Reports. Also, in the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available primarily for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds' SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Rydex Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

VTVF-7-0408 X0409

DOMESTIC EQUITY FUNDS

DOW 2x STRATEGY (FORMERLY,
DYNAMIC DOW)

NASDAQ-100® 2x STRATEGY
(FORMERLY, OTC 2x STRATEGY)

RUSSELL 2000® 2x STRATEGY
(FORMERLY, DYNAMIC RUSSELL 2000®)

S&P 500 2x STRATEGY (FORMERLY,
DYNAMIC S&P 500)

INVERSE DOW 2x STRATEGY
(FORMERLY, INVERSE DYNAMIC DOW)

INVERSE MID-CAP STRATEGY
(FORMERLY, INVERSE MID-CAP)

INVERSE NASDAQ-100® STRATEGY
(FORMERLY, INVERSE OTC STRATEGY)

INVERSE RUSSELL 2000® STRATEGY
(FORMERLY, INVERSE RUSSELL 2000®)

INVERSE S&P 500 STRATEGY
(FORMERLY, INVERSE S&P 500)

MID-CAP 1.5x STRATEGY (FORMERLY,
MID-CAP ADVANTAGE)

MULTI-CAP CORE EQUITY

NOVA

NASDAQ-100® (FORMERLY, OTC)

RUSSELL 2000® 1.5x STRATEGY
(FORMERLY, RUSSELL 2000®
ADVANTAGE)

SECTOR ROTATION

DOMESTIC EQUITY-STYLE FUNDS

LARGE-CAP GROWTH

LARGE-CAP VALUE

MID-CAP GROWTH

MID-CAP VALUE

SMALL-CAP GROWTH

SMALL-CAP VALUE

SECTOR FUNDS

BANKING

BASIC MATERIALS

BIOTECHNOLOGY

CONSUMER PRODUCTS

ELECTRONICS

ENERGY

ENERGY SERVICES

FINANCIAL SERVICES

HEALTH CARE

INTERNET

LEISURE

PRECIOUS METALS

RETAILING

TECHNOLOGY

TELECOMMUNICATIONS

TRANSPORTATION

UTILITIES

INTERNATIONAL EQUITY FUNDS

EUROPE 1.25x STRATEGY
(FORMERLY, EUROPE ADVANTAGE)

JAPAN 1.25x STRATEGY
(FORMERLY, JAPAN ADVANTAGE)

INTERNATIONAL ROTATION

FIXED INCOME FUNDS

GOVERNMENT LONG BOND 1.2x STRATEGY (FORMERLY, GOVERNMENT
LONG BOND ADVANTAGE)

INVERSE GOVERNMENT LONG BOND STRATEGY (FORMERLY, INVERSE
GOVERNMENT LONG BOND)

THE RYDEX VARIABLE TRUST PROSPECTUS

MAY 1, 2008

ALTERNATIVE INVESTMENT FUNDS

ABSOLUTE RETURN STRATEGIES

ALTERNATIVE STRATEGIES ALLOCATION

COMMODITIES STRATEGY

HEDGED EQUITY

REAL ESTATE

STRENGTHENING DOLLAR 2x STRATEGY (FORMERLY, DYNAMIC STRENGTHENING DOLLAR)

WEAKENING DOLLAR 2x STRATEGY (FORMERLY, DYNAMIC WEAKENING DOLLAR)

ESSENTIAL PORTFOLIO FUNDS

ESSENTIAL PORTFOLIO CONSERVATIVE

ESSENTIAL PORTFOLIO MODERATE

ESSENTIAL PORTFOLIO AGGRESSIVE

MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

DOMESTIC EQUITY FUNDS

5	DOW 2X STRATEGY FUND

6	NASDAQ-100® 2X STRATEGY FUND

7	RUSSELL 2000® 2X STRATEGY FUND

8	S&P 500 2X STRATEGY FUND

9	INVERSE DOW 2X STRATEGY FUND

10	INVERSE MID-CAP STRATEGY FUND

11	INVERSE NASDAQ-100® STRATEGY FUND

12	INVERSE RUSSELL 2000® STRATEGY FUND

13	INVERSE S&P 500 STRATEGY FUND

14	MID-CAP 1.5X STRATEGY FUND

15	MULTI-CAP CORE EQUITY FUND

16	NOVA FUND

17	NASDAQ-100® FUND

18	RUSSELL 2000® 1.5X STRATEGY FUND

19	SECTOR ROTATION FUND

DOMESTIC EQUITY - STYLE FUNDS

20	LARGE-CAP GROWTH FUND

21	LARGE-CAP VALUE FUND

22	MID-CAP GROWTH FUND

23	MID-CAP VALUE FUND

24	SMALL-CAP GROWTH FUND

25	SMALL-CAP VALUE FUND

SECTOR FUNDS

26	BANKING FUND

27	BASIC MATERIALS FUND

28	BIOTECHNOLOGY FUND

29	CONSUMER PRODUCTS FUND

30	ELECTRONICS FUND

31	ENERGY FUND

32	ENERGY SERVICES FUND

33	FINANCIAL SERVICES FUND

34	HEALTH CARE FUND

35	INTERNET FUND

36	LEISURE FUND

37	PRECIOUS METALS FUND

38	RETAILING FUND

39	TECHNOLOGY FUND

40	TELECOMMUNICATIONS FUND

41	TRANSPORTATION FUND

42	UTILITIES FUND

INTERNATIONAL EQUITY FUNDS

43	EUROPE 1.25X STRATEGY FUND

44	JAPAN 1.25X STRATEGY FUND

45	INTERNATIONAL ROTATION FUND

FIXED INCOME FUNDS

46	GOVERNMENT LONG BOND 1.2X STRATEGY FUND

47	INVERSE GOVERNMENT LONG BOND STRATEGY FUND

ALTERNATIVE INVESTMENT FUNDS

48	ABSOLUTE RETURN STRATEGIES FUND

50	ALTERNATIVE STRATEGIES ALLOCATION FUND

52	COMMODITIES STRATEGY FUND

53	HEDGED EQUITY FUND

54	REAL ESTATE FUND

55	STRENGTHENING DOLLAR 2X STRATEGY FUND

56	WEAKENING DOLLAR 2X STRATEGY FUND

ESSENTIAL PORTFOLIO FUNDS

57	ESSENTIAL PORTFOLIO FUNDS OVERVIEW

58	ESSENTIAL PORTFOLIO CONSERVATIVE FUND

60	ESSENTIAL PORTFOLIO MODERATE FUND

62	ESSENTIAL PORTFOLIO AGGRESSIVE FUND

MONEY MARKET FUND

64	U.S. GOVERNMENT MONEY MARKET FUND

65	PRINCIPAL RISKS OF INVESTING IN THE FUNDS

72	DESCRIPTIONS OF PRINCIPAL RISKS

82	FUND PERFORMANCE

101	FUND FEES AND EXPENSES

108	MORE INFORMATION ABOUT THE FUNDS

108	BENCHMARKS AND INVESTMENT METHODOLOGY

115	PURCHASING AND REDEEMING SHARES

117	DIVIDENDS, DISTRIBUTIONS, AND TAXES

117	MANAGEMENT OF THE FUNDS

120	FINANCIAL HIGHLIGHTS

129	INDEX PUBLISHERS INFORMATION

BC	ADDITIONAL INFORMATION

2

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

DOMESTIC EQUITY - STYLE FUNDS

SECTOR FUNDS

INTERNATIONAL EQUITY FUNDS

FIXED INCOME FUNDS

ALTERNATIVE INVESTMENT FUNDS

ESSENTIAL PORTFOLIO FUNDS

MONEY MARKET FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios ("funds") that are grouped into several categories according to each fund's investment strategy. This Prospectus describes shares of the following funds (the "Funds") which are grouped into the following categories:

DOMESTIC EQUITY FUNDS – Dow 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500 Strategy Fund, Mid-Cap 1.5x Strategy Fund, Multi-Cap Core Equity Fund, Nova Fund, NASDAQ-100® Fund, Russell 2000® 1.5x Strategy Fund, and Sector Rotation Fund

DOMESTIC EQUITY - STYLE FUNDS – Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Growth Fund, and Small-Cap Value Fund

SECTOR FUNDS – Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, and Utilities Fund

INTERNATIONAL EQUITY FUNDS – Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, and International Rotation Fund

FIXED INCOME FUNDS – Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund

ALTERNATIVE INVESTMENT FUNDS – Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, Real Estate Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund

ESSENTIAL PORTFOLIO FUNDS – Essential Portfolio Conservative Fund, Essential Portfolio Moderate Fund, and Essential Portfolio Aggressive Fund

MONEY MARKET FUND – U.S. Government Money Market Fund

The Funds are advised by PADCO Advisors II, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor"). In addition, the International Rotation Fund is sub-advised by Valu-Trac Investment Management Limited ("Valu-Trac" or the "Sub-Advisor").

Shares of the Funds are available primarily for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

PROSPECTUS
3

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4

DOW 2X STRATEGY FUND
  (FORMERLY, DYNAMIC DOW FUND)

FUND INFORMATION

FUND OBJECTIVE

The Dow 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Dow 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may purchase equity securities that are generally within the capitalization range of the Dow Jones Industrial AverageSM, which generally includes large-capitalization companies with a capitalization range of $14.1 billion to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Dow 2x Strategy Fund is appropriate for investors who expect the Dow Jones Industrial AverageSM to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial AverageSM goes down.

PRINCIPAL RISKS

The Dow 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
5

NASDAQ-100® 2X STRATEGY FUND
  (FORMERLY, OTC 2X STRATEGY FUND)

FUND INFORMATION

FUND OBJECTIVE

The NASDAQ-100® 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The NASDAQ-100® 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund may purchase equity securities that are generally within the capitalization range of the NASDAQ 100 Index®, which generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. The Fund may also invest in American Depository Receipts ("ADRs") to gain exposure to the underlying index. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The NASDAQ-100® 2x Strategy Fund is appropriate for investors who expect the NASDAQ-100 Index® to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the NASDAQ-100 Index® Index goes down.

PRINCIPAL RISKS

The NASDAQ-100® 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

6

RUSSELL 2000® 2X STRATEGY FUND
  (FORMERLY, DYNAMIC RUSSELL 2000® FUND)

FUND INFORMATION

FUND OBJECTIVE

The Russell 2000® 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000® Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000® 2x Strategy Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may purchase equity securities that are generally within the capitalization range of the Russell 2000® Index, which generally includes small-capitalization companies with a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Fund may also invest in ADRs to gain exposure to the underlying index. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Russell 2000® 2x Strategy Fund is appropriate for investors who expect the Russell 2000® Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000® Index goes down.

PRINCIPAL RISKS

The Russell 2000® 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Market Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
7

S&P 500 2X STRATEGY FUND
  (FORMERLY, DYNAMIC S&P 500 FUND)

FUND INFORMATION

FUND OBJECTIVE

The S&P 500 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The S&P 500 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative postions. The Fund also may purchase equity securities that are generally within the capitalization range of the S&P 500 Index, which generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The S&P 500 2x Strategy Fund is appropriate for investors who expect the S&P 500 Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.

PRINCIPAL RISKS

The S&P 500 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

8

INVERSE DOW 2X STRATEGY FUND
  (FORMERLY, INVERSE DYNAMIC DOW FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Dow 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Inverse Dow 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $14.1 billion to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Dow 2x Strategy Fund is appropriate for investors who expect the Dow Jones Industrial AverageSM to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial AverageSM goes up.

PRINCIPAL RISKS

The Inverse Dow 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk • Leveraging Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
9

INVERSE MID-CAP STRATEGY FUND
  (FORMERLY, INVERSE MID-CAP FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Mid-Cap Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Mid-Cap Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and securities indices, and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions. The Fund's underlying index generally includes mid-capitalization companies with a capitalization range of $342 million to $12.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Mid-Cap Strategy Fund is appropriate for investors who expect the S&P MidCap 400 Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400 Index goes up.

PRINCIPAL RISKS

The Inverse Mid-Cap Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

10

INVERSE NASDAQ-100® STRATEGY FUND
  (FORMERLY, INVERSE OTC STRATEGY FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse NASDAQ-100® Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse NASDAQ-100® Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and stock indices, and swap agreements. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund may also invest in ADRs to gain inverse exposure to the underlying index. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse NASDAQ-100® Strategy Fund is appropriate for investors who expect the NASDAQ-100 Index® to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index® goes up.

PRINCIPAL RISKS

The Inverse NASDAQ-100® Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
11

INVERSE RUSSELL 2000® STRATEGY FUND
  (FORMERLY, INVERSE RUSSELL 2000® FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Russell 2000® Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the funds shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Russell 2000® Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and securities indices, and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions. The Fund may also invest in ADRs to gain inverse exposure to the underlying index. The Fund's underlying index generally includes small-capitalization companies with a capitalization range of $27 million to $8.6 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Russell 2000® Strategy Fund is appropriate for investors who expect the Russell 2000® Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000® Index goes up.

PRINCIPAL RISKS

The Inverse Russell 2000® Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Non-Diversification Risk • Short Sales Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

12

INVERSE S&P 500 STRATEGY FUND
  (FORMERLY, INVERSE S&P 500 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse S&P 500 Strategy Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and stock indices, and swap agreements. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse S&P 500 Strategy Fund is appropriate for investors who expect the S&P 500 Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500 Index goes up.

PRINCIPAL RISKS

The Inverse S&P 500 Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
13

MID-CAP 1.5X STRATEGY FUND
  (FORMERLY, MID-CAP ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its underlying index is increasing. When the value of its underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Mid-Cap 1.5x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index. The Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage." The Fund's underlying index generally includes mid-capitalization companies with a capitalization range of $342 million to $12.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Mid-Cap 1.5x Strategy Fund is appropriate for investors who expect the S&P MidCap 400 Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P MidCap 400 Index goes down.

PRINCIPAL RISKS

The Mid-Cap 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

14

MULTI-CAP CORE EQUITY FUND

FUND INFORMATION

FUND OBJECTIVE

The Multi-Cap Core Equity Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Multi-Cap Core Equity Fund invests in a broad mix of equity securities of companies representative of the total U.S. stock market as measured by the Russell 3000® Index. The Fund pursues its investment objective by investing in securities within the small, medium and large market capitalization segments that demonstrate value and potential for growth.

The Advisor uses a quantitative investment strategy based on a set of factors that it believes are indicative of future value and growth, such as relative price-to-book ratios and free-cash flow growth measures, to select the Fund's investments within each of the capitalization segments. The Advisor will allocate the Fund's investments among the capitalization segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each. The Fund primarily invests to an equal extent in the equity securities of small, mid-, and large-capitalization companies, but may also invest in derivatives designed to provide exposure to equity securities and indices, such as futures contracts, options and swap transactions. The Fund may also invest in ADRs to gain exposure to the various capitalization segments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Multi-Cap Core Equity Fund is appropriate for investors who want broad exposure to the market, focusing on stocks that exhibit potential for growth but are still attractive in terms of valuation. These investors are looking for returns similar to or exceeding that of the Russell 3000® Index, however, must also be willing to bear the risk of losses if market conditions decline.

PRINCIPAL RISKS

The Multi-Cap Core Equity Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Investment Style Risk • Large-Capitalization Securities Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
15

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Nova Fund invests to a significant extent in leveraged derivative instruments, such as futures contracts, and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Nova Fund is appropriate for investors who expect the S&P 500 Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.

PRINCIPAL RISKS

The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

16

NASDAQ-100® FUND
  (FORMERLY, OTC FUND)

FUND INFORMATION

FUND OBJECTIVE

The NASDAQ-100® Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The NASDAQ-100® Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, including ADRs, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The NASDAQ-100® Fund is appropriate for investors who expect the NASDAQ-100 Index® to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index® goes down.

PRINCIPAL RISKS

The NASDAQ-100® Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk	• Large-Capitalization Securities Risk • Market Risk • Non-Diversification Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
17

RUSSELL 2000® 1.5X STRATEGY FUND
  (FORMERLY, RUSSELL 2000® ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Russell 2000® 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000® Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its underlying index is increasing. When the value of its underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000® 1.5x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index. The Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage." The Fund may also invest in ADRs to gain exposure to the underlying index. The Fund's underlying index generally includes small-capitalization companies with a capitalization range of $27 million to $8.6 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Russell 2000® 1.5x Strategy Fund is appropriate for investors who expect the Russell 2000® Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000® Index goes down.

PRINCIPAL RISKS

The Russell 2000® 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Market Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

18

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Sector Rotation Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on several measures of momentum including price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, including small and mid-capitalization securities, such as U.S. traded common stocks and ADRs, but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Sector Rotation Fund is appropriate for investors who seek to gain exposure to market sectors and industries that display superior performance. These investors must also be willing to bear the risk of losses in the event of a broad market decline.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Investment Style Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
19

LARGE-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Large-Cap Growth Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $1.9 billion to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Large-Cap Growth Fund is appropriate for investors who expect the S&P 500/Citigroup Pure Growth Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The Large-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

20

LARGE-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Large-Cap Value Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $252.1 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Large-Cap Value Fund is appropriate for investors who expect the S&P 500/Citigroup Pure Value Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The Large-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
21

MID-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Mid-Cap Growth Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes mid-capitalization companies with a capitalization range of $560 million to $12.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Mid-Cap Growth Fund is appropriate for investors who expect the S&P MidCap 400/Citigroup Pure Growth Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The Mid-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

22

MID-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Mid-Cap Value Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes mid-capitalization companies with a capitalization range of $420 million to $6.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Mid-Cap Value Fund is appropriate for investors who expect the S&P MidCap 400/Citigroup Pure Value Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The Mid-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
23

SMALL-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Small-Cap Growth Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes small-capitalization companies with a capitalization range of $167 million to $4.8 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Small-Cap Growth Fund is appropriate for investors who expect the S&P SmallCap 600/Citigroup Pure Growth Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The Small-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Non-Diversification Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

24

SMALL-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Small-Cap Value Fund will invest principally in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes small-capitalization companies with a capitalization range of $89 million to $3.5 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Small-Cap Value Fund is appropriate for investors who expect the S&P SmallCap 600/Citigroup Pure Value Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The Small-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Non-Diversification Risk • Small-Capitalization Securities Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
25

BANKING FUND

FUND INFORMATION

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Banking Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and making commercial and consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the banking sector and therefore may be concentrated in an industry or group of industries within the banking sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Banking Fund is appropriate for investors who expect the banking sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the banking sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Banking Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Banking Sector Concentration Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

26

BASIC MATERIALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Basic Materials Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Basic Materials Companies that have small to mid-sized capitalizations. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles, and wood products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the basic materials sector and therefore may be concentrated in an industry or group of industries within the basic materials sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Basic Materials Fund is appropriate for investors who expect the basic materials sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the basic materials sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Basic Materials Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Basic Materials Sector Concentration Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
27

BIOTECHNOLOGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Biotechnology Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Biotechnology Companies that have small to mid-sized capitalizations. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the biotechnology sector and therefore may be concentrated in an industry or group of industries within the biotechnology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Biotechnology Fund is appropriate for investors who expect the biotechnology sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the biotechnology sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Biotechnology Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Biotechnology Sector Concentration Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

28

CONSUMER PRODUCTS FUND

FUND INFORMATION

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Consumer Products Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Consumer Products Companies that have small to mid-sized capitalizations. Consumer Products Companies include companies that manufacture, wholesale or retail food, staple retail products and non-durable goods such as beverages, tobacco, household and personal care products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the consumer products sector and therefore may be concentrated in an industry or group of industries within the consumer products sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Consumer Products Fund is appropriate for investors who expect the consumer products sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the consumer products sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Consumer Products Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Consumer Products Sector Concentration Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
29

ELECTRONICS FUND

FUND INFORMATION

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Electronics Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Electronics Companies that have small to mid-sized capitalizations. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the electronics sector and therefore may be concentrated in an industry or group of industries within the electronics sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Electronics Fund is appropriate for investors who expect the electronics sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the electronics sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Electronics Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Electronics Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

30

ENERGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Energy Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Energy Companies that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy sector and therefore may be concentrated in an industry or group of industries within the energy sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Energy Fund is appropriate for investors who expect the energy sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the energy sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Energy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Energy Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
31

ENERGY SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Energy Services Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Energy Services Companies that have small to mid-sized capitalizations. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy services sector and therefore may be concentrated in an industry or group of industries within the energy services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Energy Services Fund is appropriate for investors who expect the energy services sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the energy services sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Energy Services Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Energy Services Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

32

FINANCIAL SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Financial Services Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the financial services sector and therefore may be concentrated in an industry or group of industries within the financial services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Financial Services Fund is appropriate for investors who expect the financial services sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the financial services sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Financial Services Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Financial Services Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
33

HEALTH CARE FUND

FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Health Care Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and therefore may be concentrated in an industry or group of industries within the health care sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Health Care Fund is appropriate for investors who expect the health care sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the health care sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Health Care Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Health Care Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

34

INTERNET FUND

FUND INFORMATION

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Internet Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Internet Companies that have small to mid-sized capitalizations. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain broad representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the internet sector and therefore may be concentrated in an industry or group of industries within the internet sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Internet Fund is appropriate for investors who expect the internet sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the internet sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Internet Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Internet Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
35

LEISURE FUND

FUND INFORMATION

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Leisure Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, restaurants casinos, radio and television broadcasting and advertising companies, motion picture production companies, entertainment software companies, toys and sporting goods manufacturers, musical recording companies, alcohol and tobacco companies, and publishing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the leisure sector and therefore may be concentrated in an industry or group of industries within the leisure sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Leisure Fund is appropriate for investors who expect the leisure sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the leisure sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Leisure Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Leisure Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

36

PRECIOUS METALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Precious Metals Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the precious metals sector and therefore may be concentrated in an industry or group of industries within the precious metals sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Precious Metals Fund is appropriate for investors who expect the precious metals sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the precious metals sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Precious Metals Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Precious Metals Sector Concentration Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
37

RETAILING FUND

FUND INFORMATION

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers ("Retailing Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Retailing Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; warehouse membership clubs; mail order operations; interest retailers; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the retailing sector and therefore may be concentrated in an industry or group of industries within the retailing sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Retailing Fund is appropriate for investors who expect the retailing sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the retailing sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Retailing Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Retailing Sector Concentration Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

38

TECHNOLOGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Technology Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the technology sector and therefore may be concentrated in an industry or group of industries within the technology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Technology Fund is appropriate for investors who expect the technology sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the technology sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Technology Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Technology Sector Concentration Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
39

TELECOMMUNICATIONS FUND

FUND INFORMATION

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Telecommunications Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Telecommunications Companies that have small to mid-sized capitalizations. Telecommunications Companies include traditional and wireless telephone services or equipment providers, Internet equipment and service providers, and fiber-optics. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the telecommunications sector and therefore may be concentrated in an industry or group of industries within the telecommunications sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Telecommunications Fund is appropriate for investors who expect the telecommunications sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the telecommunications sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Telecommunications Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Telecommunications Sector Concentration Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

40

TRANSPORTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Transportation Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers; parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the transportation sector and therefore may be concentrated in an industry or group of industries within the transportation sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Transportation Fund is appropriate for investors who expect the transportation sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the transportation sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Transportation Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Transportation Sector Concentration Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
41

UTILITIES FUND

FUND INFORMATION

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Utilities Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the utilities sector and therefore may be concentrated in an industry or group of industries within the utilities sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Utilities Fund is appropriate for investors who expect the utilities sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the utilities sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Utilities Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk • Utilities Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

42

EUROPE 1.25X STRATEGY FUND
  (FORMERLY, EUROPE ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Europe 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50® Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Europe 1.25x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. The Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage." The Fund may also invest in ADRs to gain exposure to the underlying index. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Europe 1.25x Strategy Fund is appropriate for investors who expect the European market, as represented by the Dow Jones STOXX 50® Index, to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50® Index goes down.

PRINCIPAL RISKS

The Europe 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Currency Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Foreign Issuer Exposure Risk	• Geographic Concentration in Europe Risk • Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
43

JAPAN 1.25X STRATEGY FUND
  (FORMERLY, JAPAN ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Japan 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Japan 1.25x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. The Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage." The Fund may also invest in ADRs to gain exposure to the underlying index. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Japan 1.25x Strategy Fund is appropriate for investors who expect the Japanese market, as represented by the Topix 100 Index, to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Topix 100 Index goes down.

PRINCIPAL RISKS

The Japan 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Currency Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Foreign Issuer Exposure Risk	• Geographic Concentration in Japan Risk • Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

44

INTERNATIONAL ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The International Rotation Fund seeks long term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The International Rotation Fund seeks to achieve its investment objective by investing in exchange-traded funds ("ETFs"), some of which may be affiliated with the Fund, and other financial instruments that: (1) provide exposure to, or closely correlate with, the performance of certain foreign countries included in the MSCI World ex-US Index (the "Index") and (2) have the potential to generate returns, before fees and expenses, in excess to those of the Index. The Index is designed to measure global developed market equity performance, and currently includes securities from the following 22 developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. In addition to ETFs, the Fund will invest in financial instruments, such as swap agreements, futures contracts and options on currencies, and other similar derivatives, to gain exposure to selected countries included in the Index and to attempt to manage risk associated with such exposure. The Fund also intends to enter into short sales and other similar transactions. The Fund, at times, may also hold U.S. Government securities or cash equivalents, such as money market instruments. The percentage of the Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Fund shares. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Sub-Advisor selects a set of factors that it believes are indicative of the future value and growth of developed market countries and their respective currencies. The factors are then incorporated into an investment model developed by the Sub-Advisor to produce a ranking of those countries included in the Index that demonstrate the greatest potential for return, as well as the asset allocation among those countries that provides the best opportunity to capture the desired risk and return profile. Based on the results of the model, the Advisor reallocates the Fund's investments to gain exposure to a minimum of 6 and a maximum of 15 of those countries that demonstrate the greatest potential for return, while also managing risk, as predicted by the model. As a result, the Fund's exposure to the countries included in the Index will rotate periodically depending on the rankings and allocations generated by the model. For more information see "Advisor's Investment Methodology."

PRINCIPAL RISKS

The International Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

• Currency Risk • Derivatives Risk • Early Closing Risk • Foreign Issuer Exposure Risk • Investment In Investment Companies Risk	• Market Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
45

GOVERNMENT LONG BOND 1.2X STRATEGY FUND
  (FORMERLY, GOVERNMENT LONG BOND ADVANTAGE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Government Long Bond 1.2x Strategy Fund invests principally in U.S. Government securities and in leveraged derivative instruments, such as certain futures and options contracts and swap agreements. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize its derivative positions. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Government Long Bond 1.2x Strategy Fund is appropriate for investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

PRINCIPAL RISKS

The Government Long Bond 1.2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

46

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
  (FORMERLY, INVERSE GOVERNMENT LONG BOND FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Government Long Bond Strategy Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse (opposite) of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Government Long Bond Strategy Fund's objective is to perform, on a daily basis, exactly opposite the underlying index, the daily price movement of the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Government Long Bond Strategy Fund is appropriate for investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

PRINCIPAL RISKS

The Inverse Government Long Bond Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
47

ABSOLUTE RETURN STRATEGIES FUND

FUND INFORMATION

FUND OBJECTIVE

The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than equity indices. The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Absolute Return Strategies Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. These investment strategies include, but are not limited to, those described below.

LONG/SHORT EQUITY – Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets. The Advisor seeks to execute this investment strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value, market neutral capitalization, market neutral growth and market neutral momentum.

EQUITY MARKET NEUTRAL – Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements. The Advisor seeks to execute this investment strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: market neutral value, market neutral capitalization, market neutral growth, market neutral momentum, and market neutral illiquidity premiums.

FIXED INCOME ARBITRAGE – Pursuant to a fixed income arbitrage investment strategy, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; leveraging long and short positions in securities that are related either mathematically or economically. The Advisor seeks to execute this strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: long fixed income, and duration neutral default spreads, and convertible arbitrage.

MERGER ARBITRAGE – Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition. Risk arbitrageurs typically invest in long positions in the stock of the company to be acquired and short the stock of the acquiring company. The Advisor seeks to execute this investment strategy by creating a portfolio consisting primarily of instruments that provide exposure to merger arbitrage spreads.

GLOBAL MACRO – Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility. The Advisor seeks to execute this strategy be creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: directional currency trades, directional commodity trades, currency spread trades, and volatility arbitrage spread trades.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small and mid-capitalization U.S. and foreign equity securities (though the Fund may invest in securities of any capitalization range), currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, ADRs, and corporate debt. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

48

PRINCIPAL RISKS

The Absolute Return Strategies Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Currency Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk • High Yield Risk • Investment In Investment Companies Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Portfolio Turnover Risk • Mid-Capitalization Securities Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
49

ALTERNATIVE STRATEGIES ALLOCATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Alternative Strategies Allocation Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its objective by investing principally in a diversified portfolio of affiliated and unaffiliated funds (the "underlying funds") that represent alternative and non-traditional asset classes and/or strategies in an attempt to deliver low correlation to traditional stock and bond asset classes and long-term positive returns. In managing the Fund, the Advisor will apply a proprietary asset allocation methodology that principally allocates assets among underlying funds that emphasize alternative or non-traditional asset classes or investment strategies (i.e., absolute return, commodities, currency arbitrage, global macro, managed futures and real estate) according to the degree of risk associated with each underlying fund given the market conditions in existence at the time of allocation.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds all of which (except for the Rydex Series Funds Managed Futures Strategy Fund and the PowerShares DB G10 Currency Harvest Fund) are described in more detail in this Prospectus. Please note that the Advisor may change the Fund's asset class allocation and/or strategy allocation, the underlying funds, or weightings without shareholder notice. The Fund may generally invest in each underlying fund without limitation in a manner consistent with the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

UNDERLYING FUNDS:

Rydex Funds (Affiliated Underlying Funds)

Rydex Variable Trust Absolute Return Strategies Fund

Rydex Variable Trust Commodities Strategy Fund

Rydex Series Funds Managed Futures Strategy Fund

Rydex Variable Trust Real Estate Fund

UnAffiliated Underlying Funds

PowerShares DB G10 Currency Harvest Fund

Because the Rydex Series Funds Managed Futures Strategy Fund and the PowerShares DB G10 Currency Harvest Fund are not described in this Prospectus, a description is provided below. The summaries are qualified in their entirety by reference to the prospectus and statement of additional information of the Rydex Series Funds Managed Futures Strategy Fund and PowerShares DB G10 Currency Harvest Fund, respectively, which may be obtained by visiting the U.S. Securities and Exchange Commission's website at www.sec.gov. You may also obtain the Rydex Series Funds Managed Futures Strategy Fund prospectus and statement of additional information by contacting your variable insurance contract provider or by visiting www.rydexinvestments.com.

MANAGED FUTURES STRATEGY FUND – The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a specific benchmark for measuring trends in the commodity and financial futures markets. The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator® (the "underlying benchmark" or the "S&P DTI"). The S&P DTI is constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying benchmark. However, when the value of the underlying benchmark declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying benchmark.

POWERSHARES DB G10 CURRENCY HARVEST FUND – The PowerShares DB G10 Currency Harvest Fund invests its proceeds in the DB G10 Currency Harvest Master Fund. The PowerShares DB G10 Currency Harvest Fund and its Master Fund seek to track changes, whether positive or negative, in the level of the Deutsche Bank G10 Currency Future Harvest Index — Excess ReturnTM (the "Index"), over time, plus the excess, if any, of the Master Fund's income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over the expenses of the PowerShares DB G10 Currency Harvest Fund and its Master Fund.

50

The Index is comprised of long and short futures positions in six of the G10 currencies and is designed to reflect the return from investing on a 2:1 leveraged basis in long and short currency positions depending on the interest rate yield associated with one of the G10 currencies. Ultimately, the Index is designed to exploit the trend that currencies associated with relatively high interest rates, on average, tend to rise in value relative to currencies associated with relatively low interest rates. The G10 currencies include: U.S. Dollars, Euros, Japanese Yen, Canadian Dollars, Swiss Francs, British Pounds, Australian Dollars, New Zealand Dollars, Norwegian Krone and Swedish Krona.

Neither the PowerShares DB G10 Currency Harvest Fund nor its Master Fund are considered to be investment companies as defined by the Investment Company Act. As such, neither the PowerShares DB G10 Currency Harvest Fund nor its Master Fund are subject to regulatory provisions of the Investment Company Act. Because the PowerShares DB G10 Currency Harvest Fund is an investment trust, the Fund's interests in the PowerShares DB G10 Currency Harvest Fund have none of the statutory rights normally associated with the ownership of shares of a corporation (including, for example, the right to bring derivative actions). The shares of the PowerShares DB G10 Currency Harvest Fund are registered with the SEC pursuant to the Securities Act of 1933.

Underlying funds may include affiliated mutual funds, affiliated and unaffiliated exchange-traded funds (ETFs), commodity pools, and other pooled investment vehicles each of which has risks associated with it that are described in detail in each underlying fund's prospectus. The Fund may also invest in exchange-traded notes and individual securities to complement its investment in the underlying funds or to better manage cash positions.

The underlying funds will be periodically evaluated on their continued ability to deliver strong performance. To maintain the investment integrity of the Fund, alternate underlying funds may be added to obtain exposure to new alternative and non-traditional asset classes or investment strategies, to replace underperforming underlying funds, or to enhance returns.

From time to time, the portfolio managers may also evaluate the possibility of adding additional alternative and non-traditional asset class categories. A new asset class would be added if the fund managers determine that it will help the Fund meet its investment objective.

PRINCIPAL RISKS

The Alternative Strategies Allocation Fund is subject to a number of risks that may affect the value of its shares, including:

• Commodity-Linked Derivative Investment Risk
• Conflicts of Interest Risk
• Counterparty Credit Risk
• Currency Risk
• Depositary Receipt Risk
• Derivatives Risk
• Early Closing Risk
• Energy Sector Risk
• Fixed Income Risk
• Foreign Issuer Exposure Risk
• Fund of Funds Risk
• High Yield Risk	• Investment in Investment Companies Risk
• Leveraging Risk
• Liquidity Risk
• Market Risk
• Mid-Capitalization Securities Risk
• Portfolio Turnover Risk
• Real Estate Sector Concentration Risk
• Short Sales Risk
• Small-Capitalization Securities Risk
• Tax Risk
• Tracking Error Risk
• Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
51

COMMODITIES STRATEGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the S&P GSCITM Commodity Index. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Commodities Strategy Fund seeks exposure to the performance of the commodities markets. The Fund will seek to gain exposure to the S&P GSCITM Commodity Index by investing in commodity-linked structured notes, exchange-traded funds ("ETFs") that provide exposure to the commodities markets, and in commodity-linked derivative instruments, including swap agreements, commodity options, and futures and options on futures, and equity securities. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Commodities Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Commodity-Linked Derivative Investment Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Energy Sector Concentration Risk • Industry Concentration Risk	• Investments In Investment Companies Risk • Market Risk • Non-Diversification Risk • Tax Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

52

HEDGED EQUITY FUND

FUND INFORMATION

FUND OBJECTIVE

The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Hedged Equity Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis. These long/short investment styles include, but are not limited to, those described below.

LONG/SHORT VALUE – Pursuant to a long/short value investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on value signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value and market neutral capitalization.

LONG/SHORT GROWTH – Pursuant to a long/short growth investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on growth signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral growth and market neutral capitalization.

LONG/SHORT MOMENTUM – Pursuant to a long/short momentum investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on price momentum signals. The Advisor attempts to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral momentum and market neutral capitalization.

COVERED CALL WRITING – Pursuant to a covered call writing investment strategy, portfolio managers seek to generate potential returns through the sale of call options covered by the holdings in the portfolio. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity and covered call options.

Each of these investment styles may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate long/short hedge fund portfolio characteristics as well as providing risk diversification. The Fund invests in core long positions at all times and, as a result, tends to have a long market bias.

Under normal circumstances, the Fund will invest principally in long and short positions in small and mid-capitalization U.S. and foreign equity securities (though the Fund may invest in securities of any capitalization range), or derivatives thereof, including futures, options and swap agreements, ADRs, and securities of other investment companies. This is a non-fundamental policy that can be changed by the Fund upon prior notice to shareholders. The Fund may invest its remaining assets in directional and non-directional fixed income investments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Hedged Equity Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk • Investment In Investment Companies Risk • Leveraging Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
53

REAL ESTATE FUND

FUND INFORMATION

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts ("REITs"), (collectively, "Real Estate Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Real Estate Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Real Estate Companies that have small to mid-sized capitalizations. Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the real estate sector and therefore may be concentrated in an industry or group of industries within the real estate sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Real Estate Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Real Estate Sector Concentration Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

54

STRENGTHENING DOLLAR 2X STRATEGY FUND
  (FORMERLY, DYNAMIC STRENGTHENING DOLLAR FUND)

FUND INFORMATION

FUND OBJECTIVE

The Strengthening Dollar 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the underlying index (e.g., if the index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Strengthening Dollar 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Investing in leveraged derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions.The Fund also may enter into repurchase agreements. The U.S. Dollar Index® is a broad based, diversified index representing an investment in the U.S. Dollar. The New York Board of Trade determines the value of the U.S. Dollar Index® by averaging the exchange rates between the U.S. Dollar and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Strengthening Dollar 2x Strategy Fund is appropriate for investors who expect the U.S. Dollar Index® to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index® goes down.

PRINCIPAL RISKS

The Strengthening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Currency Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Non-Diversification Risk • Status As A Regulated Investment Company Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
55

WEAKENING DOLLAR 2X STRATEGY FUND
  (FORMERLY, DYNAMIC WEAKENING DOLLAR FUND)

FUND INFORMATION

FUND OBJECTIVE

The Weakening Dollar 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Weakening Dollar 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged derivative instruments, such as index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Engaging in short sales and investing in leveraged derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements. The U.S. Dollar Index® is a broad based, diversified index representing an investment in the U.S. Dollar. The New York Board of Trade determines the value of the U.S. Dollar Index® by averaging the exchange rates between the U.S. Dollar and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Weakening Dollar 2x Strategy Fund is appropriate for investors who expect the U.S. Dollar Index® to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index® goes up.

PRINCIPAL RISKS

The Weakening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Currency Risk • Derivatives Risk • Early Closing Risk • Leveraging Risk	• Non-Diversification Risk • Short Sales Risk • Status As A Regulated Investment Company Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

56

ESSENTIAL PORTFOLIO FUNDS OVERVIEW

INVESTMENT OBJECTIVES

Each Essential Portfolio Fund is a "fund of funds," which means that each Essential Portfolio Fund seeks to achieve its investment objective by investing primarily in other Rydex mutual funds (the "underlying funds") instead of in individual securities. The Essential Portfolio Funds charge their own expenses and also indirectly bear a proportionate share of the underlying funds' expenses.

In managing the Essential Portfolio Funds, the Advisor uses many of the tenets of Essential Portfolio Theory ("EPT"), an investment theory developed by the Advisor. The theory is based upon a disciplined and diversified approach to investing that attempts to take into account the various factors that influence today's financial markets.

Each Essential Portfolio Fund seeks to achieve its investment objective by investing in underlying funds that in turn, invest in equity, fixed-income, money market instruments and alternative asset classes, such as real estate and commodities, and alternative investment strategies, such as absolute return, leveraged and sector-based strategies (alternative asset classes and alternative investment strategies are, collectively, "alternative"). Typically, the greater the equity allocation, the greater the risk associated with a Fund and the increased likelihood that the Fund is suitable for investors who have longer time horizons and seek to maximize long-term returns at the risk of short or long-term losses.

The Essential Portfolio Funds offer three choices for different investment styles in accordance with different target risks. Before investing in the Essential Portfolio Funds, you should consider your personal investment objectives, tolerance for risk, financial circumstances, and preferred investment horizon.

The following table indicates each Essential Portfolio Fund's typical target allocation and risk, which is how each Essential Portfolio Fund's investments will be generally allocated among the major asset classes over the long term. It is possible that each Essential Portfolio Fund's target allocation may differ from these ranges, depending on market conditions or other factors.

FUND	TARGET RISK	TARGET ALLOCATION RANGE
Essential Portfolio Conservative Fund	Low
Equity		20-50%
Fixed-Income/Money Market		20-60%
Alternative		0-30%
Essential Portfolio Moderate Fund	Medium
Equity		30-70%
Fixed-Income/Money Market		5-25%
Alternative		0-35%
Essential Portfolio Aggressive Fund	High
Equity		40-80%
Fixed-Income/Money Market		0-15%
Alternative		0-40%

Each underlying fund has risks associated with it as described in this Prospectus. You may also request an underlying fund's prospectus or statement of additional information by calling Rydex Client Services at 800.820.0888 or 301.296.5406, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

PROSPECTUS
57

ESSENTIAL PORTFOLIO CONSERVATIVE FUND

FUND INFORMATION

FUND OBJECTIVE

The Essential Portfolio Conservative Fund's objective is to primarily seek preservation of capital and, secondarily, to seek long-term growth of capital.

The Fund may be appropriate for investors who:

• Have a low risk tolerance

• Primarily seek preservation of capital from their investment

The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Essential Portfolio Conservative Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a conservative allocation to underlying funds that invest in stocks, and a greater allocation to underlying funds that invest in bonds and money market securities as compared to other Essential Portfolio Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds all of which (except for the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund) are described in more detail in this Prospectus. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice (unless otherwise noted, each underlying fund listed below is a series of the Trust):

• Domestic Equity and Domestic Equity – Style Funds: Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Multi-Cap Core Equity Fund, Sector Rotation Fund, Small-Cap Growth Fund and Small-Cap Value Fund

• Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, Rydex Series Funds High Yield Strategy Fund, and U.S. Government Money Market Fund

• International Equity Funds: Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, and International Rotation Fund

• Alternative Investment Funds: Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Rydex Series Funds Managed Futures Strategy Fund, and Real Estate Fund

Because the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund are not described in this Prospectus, a description is provided below. The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information of the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, respectively, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

HIGH YIELD STRATEGY FUND – The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The Advisor seeks to create a portfolio that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection. To manage interest rate risk, the Fund invests in bond futures. The High Yield Strategy Fund will typically buy bond futures. Additionally, the Advisor evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for the Fund.

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for defensive purposes. If the Advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

MANAGED FUTURES STRATEGY FUND – The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a specific benchmark for measuring trends in the commodity and financial futures markets. The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator® (the "underlying benchmark" or the "S&P DTI"). The S&P DTI is constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P

58

DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying benchmark. However, when the value of the underlying benchmark declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying benchmark.

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

The Essential Portfolio Conservative Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk
• Commodity-Linked Derivative Investment Risk
• Conflicts of Interest Risk
• Counterparty Credit Risk
• Credit Risk
• Currency Risk
• Depositary Receipt Risk
• Derivatives Risk
• Early Closing Risk
• Energy Sector Concentration Risk
• Fixed Income Risk
• Foreign Issuer Exposure Risk
• Fund of Funds Risk
• Geographic Concentration in Europe Risk
• Geographic Concentration in Japan Risk
• High Yield Risk
• Industry Concentration Risk
• Interest Rate Risk	• Investment In Investment Companies Risk
• Investment Style Risk
• Investment Technique Risk
• Issuer Specific Risk
• Large-Capitalization Securities Risk
• Leveraging Risk
• Liquidity Risk
• Market Risk
• Mid-Capitalization Securities Risk
• Portfolio Turnover Risk
• Real Estate Sector Concentration Risk
• Short Sales Risk
• Small-Capitalization Securities Risk
• Stable Price Per Share Risk
• Tax Risk
• Tracking Error Risk
• Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
59

ESSENTIAL PORTFOLIO MODERATE FUND

FUND INFORMATION

FUND OBJECTIVE

The Essential Portfolio Moderate Fund's objective is to primarily seek growth of capital and, secondarily, to seek preservation of capital.

The Fund may be appropriate for investors who:

• Have a moderate risk tolerance

• Primarily seek growth from their investment

• Are willing to assume some short-term price fluctuations in exchange for potentially higher returns over time

The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Essential Portfolio Moderate Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other Essential Portfolio Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds all of which (except for the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund) are described in more detail in this Prospectus. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice (unless otherwise noted, each underlying fund listed below is a series of the Trust):

• Domestic Equity and Domestic Equity – Style Funds: Russell 2000® 2x Strategy Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Multi-Cap Core Equity Fund, Nova Fund, NASDAQ-100® Fund, Russell 2000® 1.5x Strategy Fund, Sector Rotation Fund, Small-Cap Growth Fund and Small-Cap Value Fund

• Fixed Income Funds: Government Long Bond 1.2x Strategy Fund and Rydex Series Funds High Yield Strategy Fund

• International Equity Funds: Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, and International Rotation Fund

• Alternative Investment Funds: Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Rydex Series Funds Managed Futures Strategy Fund, and Real Estate Fund

Because the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund are not described in this Prospectus, a description is provided below. The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information of the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, respectively, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

HIGH YIELD STRATEGY FUND – The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The Advisor seeks to create a portfolio that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection. To manage interest rate risk, the Fund invests in bond futures. The High Yield Strategy Fund will typically buy bond futures. Additionally, the Advisor evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for the Fund.

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for defensive purposes. If the Advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

MANAGED FUTURES STRATEGY FUND – The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a specific benchmark for measuring trends in the commodity and financial futures markets. The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator® (the "underlying benchmark" or the "S&P DTI"). The S&P DTI is constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P DTI does not

60

intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying benchmark. However, when the value of the underlying benchmark declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying benchmark.

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

The Essential Portfolio Moderate Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk
• Commodity-Linked Derivative Investment Risk
• Conflicts of Interest Risk
• Counterparty Credit Risk
• Credit Risk
• Currency Risk
• Depositary Receipt Risk
• Derivatives Risk
• Early Closing Risk
• Energy Sector Concentration Risk
• Fixed Income Risk
• Foreign Issuer Exposure Risk
• Fund of Funds Risk
• Geographic Concentration in Europe Risk
• Geographic Concentration in Japan Risk
• High Yield Risk
• Investment In Investment Companies Risk	• Industry Concentration Risk
• Investment Style Risk
• Investment Technique Risk
• Issuer Specific Risk
• Large-Capitalization Securities Risk
• Leveraging Risk
• Liquidity Risk
• Market Risk
• Mid-Capitalization Securities Risk
• Portfolio Turnover Risk
• Real Estate Sector Concentration Risk
• Short Sales Risk
• Small-Capitalization Securities Risk
• Tax Risk
• Technology Sector Concentration Risk
• Tracking Error Risk
• Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
61

ESSENTIAL PORTFOLIO AGGRESSIVE FUND

FUND INFORMATION

FUND OBJECTIVE

The Essential Portfolio Aggressive Fund's objective is to primarily seek growth of capital.

The Fund may be appropriate for investors who:

• Have an aggressive risk tolerance

• Primarily seek growth from their investment

• Seek to maximize long-term returns with the ability to accept possible significant short or long-term losses

The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Essential Portfolio Aggressive Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have an aggressive allocation to underlying funds that invest in stocks, and a lower allocation to underlying funds that invest in bonds as compared to other Essential Portfolio Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds all of which (except for the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund) are described in more detail in this Prospectus. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice (unless otherwise noted, each underlying fund listed below is a series of the Trust):

• Domestic Equity and Domestic Equity – Style Funds: NASDAQ-100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500 2x Strategy Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Multi-Cap Core Equity Fund, Russell 2000® 1.5x Strategy Fund, Sector Rotation Fund, Small-Cap Growth Fund and Small-Cap Value Fund

• Fixed Income Funds: Government Long Bond 1.2x Strategy Fund and Rydex Series Funds High Yield Strategy Fund

• International Equity Funds: Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, and International Rotation Fund

• Alternative Investment Funds: Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Rydex Series Funds Managed Futures Strategy Fund, and Real Estate Fund

Because the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund are not described in this Prospectus, a description is provided below. The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information of the Rydex Series Funds High Yield Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, respectively, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

HIGH YIELD STRATEGY FUND – The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The Advisor seeks to create a portfolio that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection. To manage interest rate risk, the Fund invests in bond futures. The High Yield Strategy Fund will typically buy bond futures. Additionally, the Advisor evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for the Fund.

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for defensive purposes. If the Advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

MANAGED FUTURES STRATEGY FUND – The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a specific benchmark for measuring trends in the commodity and financial futures markets. The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator® (the "underlying benchmark" or the "S&P DTI"). The S&P DTI is constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P DTI does not

62

intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying benchmark. However, when the value of the underlying benchmark declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying benchmark.

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

The Essential Portfolio Aggressive Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk
• Commodity-Linked Derivative Investment Risk
• Conflicts of Interest Risk
• Counterparty Credit Risk
• Credit Risk
• Currency Risk
• Depositary Receipt Risk
• Derivatives Risk
• Early Closing Risk
• Energy Sector Concentration Risk
• Fixed Income Risk
• Foreign Issuer Exposure Risk
• Fund of Funds Risk
• Geographic Concentration in Europe Risk
• Geographic Concentration in Japan Risk
• High Yield Risk
• Industry Concentration Risk	• Investment In Investment Companies Risk
• Investment Style Risk
• Investment Technique Risk
• Issuer Specific Risk
• Large-Capitalization Securities Risk
• Leveraging Risk
• Liquidity Risk
• Market Risk
• Mid-Capitalization Securities Risk
• Portfolio Turnover Risk
• Real Estate Sector Concentration Risk
• Short Sales Risk
• Small-Capitalization Securities Risk
• Tax Risk
• Technology Sector Concentration Risk
• Tracking Error Risk
• Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
63

U.S. GOVERNMENT MONEY MARKET FUND

FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under SEC rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

• Interest Rate Risk	• Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 72 for a discussion of each of the principal risks that apply to the Fund.

64

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

	DOW 2X STRATEGY	NASDAQ- 100® 2X STRATEGY	RUSSELL 2000® 2X STRATEGY	S&P 500 2X STRATEGY	INVERSE DOW 2X STRATEGY	INVERSE MID-CAP STRATEGY	INVERSE NASDAQ- 100® STRATEGY	INVERSE RUSSELL 2000® STRATEGY
ACTIVE TRADING RISK	X	X	X	X	X	X	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK
CONFLICTS OF INTEREST RISK
COUNTERPARTY CREDIT RISK	X	X	X	X	X	X	X	X
CREDIT RISK
CURRENCY RISK
DEPOSITARY RECEIPT RISK		X	X				X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK
FOREIGN ISSUER EXPOSURE RISK
FUND OF FUNDS RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK
INDUSTRY CONCENTRATION RISK		X					X
INTEREST RATE RISK
INVESTMENT IN INVESTMENT COMPANIES RISK
INVESTMENT STYLE RISK
INVESTMENT TECHNIQUE RISK
ISSUER SPECIFIC RISK
LARGE-CAPITALIZATION SECURITIES RISK	X	X		X	X		X
LEVERAGING RISK	X	X	X	X	X
LIQUIDITY RISK
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK						X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)		X					X
SHORT SALES RISK					X	X	X	X
SMALL-CAPITALIZATION SECURITIES RISK			X					X
STABLE PRICE PER SHARE RISK
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK
TRACKING ERROR RISK	X	X	X	X	X	X	X	X
TRADING HALT RISK	X	X	X	X	X	X	X	X

PROSPECTUS
65

	INVERSE S&P 500 STRATEGY	MID-CAP 1.5X STRATEGY	MULTI-CAP CORE EQUITY	NOVA	NASDAQ- 100®	RUSSELL 2000® 1.5X STRATEGY	SECTOR ROTATION	LARGE- CAP GROWTH
ACTIVE TRADING RISK	X	X		X	X	X		X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK
CONFLICTS OF INTEREST RISK
COUNTERPARTY CREDIT RISK	X	X	X	X	X	X	X	X
CREDIT RISK
CURRENCY RISK
DEPOSITARY RECEIPT RISK			X		X	X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK
FOREIGN ISSUER EXPOSURE RISK
FUND OF FUNDS RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK
INDUSTRY CONCENTRATION RISK					X
INTEREST RATE RISK
INVESTMENT IN INVESTMENT COMPANIES RISK
INVESTMENT STYLE RISK			X				X
INVESTMENT TECHNIQUE RISK
ISSUER SPECIFIC RISK
LARGE-CAPITALIZATION SECURITIES RISK	X		X	X	X			X
LEVERAGING RISK		X		X		X
LIQUIDITY RISK
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK		X	X				X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK			X				X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)					X
SHORT SALES RISK	X						X
SMALL-CAPITALIZATION SECURITIES RISK			X			X	X
STABLE PRICE PER SHARE RISK
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK
TRACKING ERROR RISK	X	X		X	X	X		X
TRADING HALT RISK	X	X	X	X	X	X	X	X

66

	LARGE- CAP VALUE	MID-CAP GROWTH	MID-CAP VALUE	SMALL- CAP GROWTH	SMALL- CAP VALUE	BANKING	BASIC MATERIALS	BIO- TECHNOLOGY
ACTIVE TRADING RISK	X	X	X	X	X	X	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK
CONFLICTS OF INTEREST RISK
COUNTERPARTY CREDIT RISK	X	X	X	X	X
CREDIT RISK
CURRENCY RISK
DEPOSITARY RECEIPT RISK						X	X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK
FOREIGN ISSUER EXPOSURE RISK
FUND OF FUNDS RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK
INDUSTRY CONCENTRATION RISK
INTEREST RATE RISK
INVESTMENT IN INVESTMENT COMPANIES RISK
INVESTMENT STYLE RISK
INVESTMENT TECHNIQUE RISK
ISSUER SPECIFIC RISK
LARGE-CAPITALIZATION SECURITIES RISK	X
LEVERAGING RISK
LIQUIDITY RISK
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK		X	X			X	X	X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)						X	X	X
SHORT SALES RISK
SMALL-CAPITALIZATION SECURITIES RISK				X	X	X	X	X
STABLE PRICE PER SHARE RISK
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK
TRACKING ERROR RISK	X	X	X	X	X
TRADING HALT RISK	X	X	X	X	X	X	X	X

PROSPECTUS
67

	CONSUMER PRODUCTS	ELECTRONICS	ENERGY	ENERGY SERVICES	FINANCIAL SERVICES	HEALTH CARE	INTERNET	LEISURE
ACTIVE TRADING RISK	X	X	X	X	X	X	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK
CONFLICTS OF INTEREST RISK
COUNTERPARTY CREDIT RISK
CREDIT RISK
CURRENCY RISK
DEPOSITARY RECEIPT RISK	X	X	X	X	X	X	X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK
FOREIGN ISSUER EXPOSURE RISK
FUND OF FUNDS RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK
INDUSTRY CONCENTRATION RISK
INTEREST RATE RISK
INVESTMENT IN INVESTMENT COMPANIES RISK
INVESTMENT STYLE RISK
INVESTMENT TECHNIQUE RISK
ISSUER SPECIFIC RISK
LARGE-CAPITALIZATION SECURITIES RISK
LEVERAGING RISK
LIQUIDITY RISK
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK	X	X	X	X	X	X	X	X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)	X	X	X	X	X	X	X	X
SHORT SALES RISK
SMALL-CAPITALIZATION SECURITIES RISK	X	X	X	X	X	X	X	X
STABLE PRICE PER SHARE RISK
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK
TRACKING ERROR RISK
TRADING HALT RISK	X	X	X	X	X	X	X	X

68

	PRECIOUS METALS	RETAILING	TECHNOLOGY	TELECOMMUNI- CATIONS	TRANS- PORTATION	UTILITIES	EUROPE 1.25X STRATEGY	JAPAN 1.25X STRATEGY
ACTIVE TRADING RISK	X	X	X	X	X	X	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK
CONFLICTS OF INTEREST RISK
COUNTERPARTY CREDIT RISK							X	X
CREDIT RISK
CURRENCY RISK							X	X
DEPOSITARY RECEIPT RISK	X	X	X	X	X	X	X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK
FOREIGN ISSUER EXPOSURE RISK
FUND OF FUNDS RISK
GEOGRAPHIC CONCENTRATION IN EUROPE RISK							X
GEOGRAPHIC CONCENTRATION IN JAPAN RISK								X
HIGH YIELD RISK
INDUSTRY CONCENTRATION RISK
INTEREST RATE RISK
INVESTMENT IN INVESTMENT COMPANIES RISK
INVESTMENT STYLE RISK
INVESTMENT TECHNIQUE RISK
ISSUER SPECIFIC RISK
LARGE-CAPITALIZATION SECURITIES RISK
LEVERAGING RISK							X	X
LIQUIDITY RISK
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK	X	X	X	X	X	X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X	X	X
PORTFOLIO TURNOVER RISK
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)	X	X	X	X	X	X
SHORT SALES RISK
SMALL-CAPITALIZATION SECURITIES RISK	X	X	X	X	X	X
STABLE PRICE PER SHARE RISK
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK
TRACKING ERROR RISK							X	X
TRADING HALT RISK	X	X	X	X	X	X	X	X

PROSPECTUS
69

	INTER- NATIONAL ROTATION	GOVERNMENT LONG BOND 1.2X STRATEGY	INVERSE GOVERNMENT LONG BOND STRATEGY	ABSOLUTE RETURN STRATEGIES	ALTERNATIVE STRATEGIES ALLOCATION	COMMODITIES STRATEGY	HEDGED EQUITY	REAL ESTATE
ACTIVE TRADING RISK		X	X					X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK					X	X
CONFLICTS OF INTEREST RISK					X
COUNTERPARTY CREDIT RISK		X	X	X	X	X	X
CREDIT RISK
CURRENCY RISK	X			X
DEPOSITARY RECEIPT RISK				X	X		X	X
DERIVATIVES RISK	X	X	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X	X	X
FIXED INCOME RISK		X	X	X	X		X
FOREIGN ISSUER EXPOSURE RISK	X				X
FUND OF FUNDS RISK					X
GEOGRAPHIC CONCENTRATION IN EUROPE RISK
GEOGRAPHIC CONCENTRATION IN JAPAN RISK
HIGH YIELD RISK				X	X
INDUSTRY CONCENTRATION RISK						X		X
INTEREST RATE RISK
INVESTMENT IN INVESTMENT COMPANIES RISK	X			X	X	X	X
INVESTMENT STYLE RISK
INVESTMENT TECHNIQUE RISK
ISSUER SPECIFIC RISK
LARGE-CAPITALIZATION SECURITIES RISK
LEVERAGING RISK		X		X	X		X
LIQUIDITY RISK					X
MARKET RISK	X	X	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK				X	X		X	X
NON-DIVERSIFICATION RISK	X	X	X	X		X	X	X
PORTFOLIO TURNOVER RISK	X			X	X		X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)					X	X		X
SHORT SALES RISK	X		X	X	X		X
SMALL-CAPITALIZATION SECURITIES RISK				X	X		X	X
STABLE PRICE PER SHARE RISK
STATUS AS A REGULATED INVESTMENT COMPANY RISK
TAX RISK					X	X
TRACKING ERROR RISK		X	X		X	X
TRADING HALT RISK	X	X	X	X	X	X	X	X

70

	STRENGTHENING DOLLAR 2X STRATEGY	WEAKENING DOLLAR 2X STRATEGY	ESSENTIAL PORTFOLIO CONSERVATIVE	ESSENTIAL PORTFOLIO MODERATE	ESSENTIAL PORTFOLIO AGGRESSIVE	U.S. GOVERNMENT MONEY MARKET
ACTIVE TRADING RISK	X	X	X	X	X
COMMODITY-LINKED DERIVATIVE INVESTMENT RISK			X	X	X
CONFLICTS OF INTEREST RISK			X	X	X
COUNTERPARTY CREDIT RISK	X	X	X	X	X
CREDIT RISK			X	X	X
CURRENCY RISK	X	X	X	X	X
DEPOSITARY RECEIPT RISK			X	X	X
DERIVATIVES RISK	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X
FIXED INCOME RISK			X	X	X
FOREIGN ISSUER EXPOSURE RISK			X	X	X
FUND OF FUNDS RISK			X	X	X
GEOGRAPHIC CONCENTRATION IN EUROPE RISK			X	X	X
GEOGRAPHIC CONCENTRATION IN JAPAN RISK			X	X	X
HIGH YIELD RISK			X	X	X
INDUSTRY CONCENTRATION RISK			X	X	X
INTEREST RATE RISK			X			X
INVESTMENT IN INVESTMENT COMPANIES RISK			X	X	X
INVESTMENT STYLE RISK			X	X	X
INVESTMENT TECHNIQUE RISK			X	X	X
ISSUER SPECIFIC RISK			X	X	X
LARGE-CAPITALIZATION SECURITIES RISK			X	X	X
LEVERAGING RISK	X	X	X	X	X
LIQUIDITY RISK			X	X	X
MARKET RISK			X	X	X
MID-CAPITALIZATION SECURITIES RISK			X	X	X
NON-DIVERSIFICATION RISK	X	X
PORTFOLIO TURNOVER RISK			X	X	X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)			X	X	X
SHORT SALES RISK		X	X	X	X
SMALL-CAPITALIZATION SECURITIES RISK			X	X	X
STABLE PRICE PER SHARE RISK			X			X
STATUS AS A REGULATED INVESTMENT COMPANY RISK	X	X
TAX RISK			X	X	X
TRACKING ERROR RISK	X	X	X	X	X
TRADING HALT RISK	X	X	X	X	X

PROSPECTUS
71

DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK – A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK – The Fund's, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds', exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, invest in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P GSCITM Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund or an underlying fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund or an underlying fund may receive more or less principal than it originally invested. The Fund or an underlying fund might receive interest payments that are more or less than the stated coupon interest payments.

STRUCTURED NOTE RISK – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, intend to invest in commodity, currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

CONFLICTS OF INTEREST RISK – In managing the Fund, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor is also responsible for managing each of the affiliated underlying funds. The Advisor is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Trustees and officers of the Fund are also Trustees and officers of the affiliated underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Fund and the affiliated underlying funds.

COUNTERPARTY CREDIT RISK – The Fund or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and in the case of the Commodities Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, which is included in a separate prospectus, structured notes. The Fund and certain of the underlying funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund and affiliated underlying funds will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund or an underlying fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund and certain of the underlying funds may enter into swap agreements with a limited number of counterparties, and the Commodities Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, which is included in a separate prospectus may invest in commodity-linked structured notes issued by a limited number

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of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

CREDIT DEFAULT SWAP RISK – The Absolute Return Strategies Fund and certain underlying funds, such as the High Yield Strategy Fund, may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if each Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

CREDIT RISK – Credit risk is the risk that certain of the Fund's underlying funds, such as the High Yield Strategy Fund, could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

CURRENCY RISK – The Fund's, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds', indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Similarly, the Strengthening Dollar 2x Strategy Fund's exposure to the U.S. Dollar Index® subjects the Fund to the risk that foreign currencies will appreciate in value relative to the U.S. Dollar. Conversely, the Weakening Dollar 2x Strategy Fund's exposure to the U.S. Dollar Index® subjects the Fund to the risk that foreign currencies will depreciate in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund and certain of the underlying funds may incur transaction costs in connection with conversions between various currencies. The Fund and certain of the underlying funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's or an underlying fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may invest a percentage of their assets in derivatives, such as futures and options contracts, to pursue their investment objectives. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund and affiliated underlying funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

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OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund or an underlying fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund or an underlying fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund or an underlying fund.

The risks associated with the Fund's or an underlying fund's use of futures and options contracts include:

• The Fund or an underlying fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund or an underlying fund and the prices of futures and options on futures.

• Although the Fund or an underlying fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund or an underlying fund may be unable to close out its futures contracts at a time which is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Fund or an underlying fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Such periods may benefit certain underlying funds, such as the High Yield Strategy Fund. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund or Inverse Government Long Bond Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in certain underlying funds, such as the High Yield Strategy Fund, may decline during periods of rising interest rates. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to certain underlying funds, such as the High Yield Strategy Fund, the prices of high yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and ETFs, which are indirectly linked to the performance of foreign issuers. Certain underlying funds, such as the High Yield Strategy Fund, may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. With respect to certain underlying funds, such as the High Yield Strategy Fund, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund or an underlying fund.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

FUND OF FUNDS RISK – The Fund is subject to fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Fund intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.

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In addition, an underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, the Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because the Fund invests most of its assets in underlying funds, the Fund's investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK – Because a significant portion of the assets of the Europe 1.25x Strategy Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK – Targeting Japan could hurt the Japan 1.25x Strategy Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of certain underlying funds to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the underlying fund and the Fund may lose their entire respective investments. Certain of the underlying funds, such as the High Yield Strategy Fund, seek to correspond generally to the total return of the high yield bond and thus the Fund's investment in High Yield Strategy Fund will generally decline in value when the high yield bond market is losing value.

INDUSTRY CONCENTRATION RISK – The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INTEREST RATE RISK – Interest Rate Risk involves the potential for decline in the U.S. Government Money Market Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

INVESTMENT IN INVESTMENT COMPANIES RISK – The Fund may purchase shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, and therefore, is not subject to the regulatory scheme of the Investment Company Act of 1940.

The Alternative Strategies Allocation Fund, Commodities Strategy Fund, and International Rotation Fund may invest to a significant extent in shares of ETFs to gain exposure necessary to achieve each Fund's respective investment objective. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, Amex, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments.

In the case of the Alternative Strategies Allocation and Essential Portfolio Funds, each Fund will regularly invest in other investment companies, including the underlying funds and ETFs. In addition, certain of the underlying funds invest in shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in the underlying funds or other investment companies, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying funds' and/or other investment company's expenses. For example, if an underlying fund sells the same securities another underlying fund is purchasing, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. The costs associated with investments in ETFs may differ from those associated with the Fund's investments in the underlying funds. Similarly, an investor in the Fund may receive taxable gains as a result of the underlying funds' portfolio transactions in addition to the

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taxable gains attributable to the Fund's transactions in shares of the underlying funds. Further, in part because of these additional expenses, the performance of the Fund may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the underlying funds or other investment company. The ability to redeem large blocks of ETF shares has historically resulted in the market price of individual ETF shares being at or near the net asset value of the ETF's underlying investments. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if it had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. Lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund and the underlying funds may invest in investment companies and other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, and therefore, not subject to the regulatory scheme of the Investment Company Act of 1940.

INVESTMENT STYLE RISK – The Multi-Cap Core Equity Fund is subject to the risk that the Advisor's use of a multi-cap value and growth-oriented investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when multi-cap value and growth-oriented investing is out of favor. The Sector Rotation Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

INVESTMENT TECHNIQUE RISK – The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in high yield debt securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

ISSUER SPECIFIC RISK – The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the High Yield Strategy Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of the Fund's investment in the High Yield Strategy Fund to decrease.

LARGE-CAPITALIZATION SECURITIES RISK – The Dow 2x Strategy, NASDAQ-100® 2x Strategy, S&P 500 2x Strategy, Multi-Cap Core Equity, Nova, NASDAQ-100®, Large-Cap Growth, Large-Cap Value and in the case of the Essential Portfolio Funds, certain of the underlying funds, are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse Dow 2x Strategy, Inverse NASDAQ-100® Strategy, and Inverse S&P 500 Strategy Funds are subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK – The more the Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, invest in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund and certain of the underlying funds will engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund or an underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund or an underlying fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund or an underlying fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's or an underlying fund's investment income, resulting in greater losses. Beacause the Fund's (except for the Absolute Return Strategies and Hedged Equity Funds') investment strategies involve consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK – In certain circumstances, it may be difficult for the Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund or an underlying fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's or an underlying fund's portfolio, the ability of the Fund or an underlying fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

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MARKET RISK – The Fund, and in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's or an underlying fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an underlying fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's or an underlying fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, International Rotation Fund, Essential Portfolio Conservative Fund, Essential Portfolio Moderate Fund, and Essential Portfolio Aggressive Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

MID-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. For the Mid-Cap 1.5x Strategy, Multi-Cap Core Equity, Sector Rotation, Mid-Cap Growth, Mid-Cap Value, Sector, Absolute Return Strategies, Alternative Strategies Allocation, Hedged Equity, Real Estate and Essential Portfolio Funds, medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. For the Inverse Mid-Cap Strategy Fund or the underlying funds, medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK – The Fund's strategy, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds' strategies, may frequently involve buying and selling portfolio securities to rebalance the Fund's or an underlying fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund or an underlying fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SECTOR CONCENTRATION RISK – The Sector Concentration Risk applicable to each Fund is as follows:

BANKING SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the banking sector that the Banking Fund purchases will underperform the market as a whole. To the extent that the Banking Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

BASIC MATERIALS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the basic materials sector that the Basic Materials Fund purchases will underperform the market as a whole. To the extent that the Basic Materials Fund's investments are concentrated in issuers conducting business in the basic materials sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

BIOTECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the biotechnology sector that the Biotechnology Fund purchases will underperform the market as a whole. To the extent that the Biotechnology Fund's investments are concentrated in issuers conducting business in the biotechnology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the consumer products sector that the Consumer Products Fund purchases will underperform the market as a whole. To the extent that the Consumer Product Fund's investments are concentrated in issuers conducting business in the consumer products sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer

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confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

ELECTRONICS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the electronics sector that the Electronics Fund purchases will underperform the market as a whole. To the extent that the Electronics Fund's investments are concentrated in issuers conducting business in the electronics sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs, and may face competition from subsidized foreign competitors with lower production costs.

ENERGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the energy sector and energy sector commodities that the Energy Fund and the Commodities Strategy Fund purchase will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Funds', or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds', investments are concentrated in issuers conducting business in the energy sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies and energy sector commodities may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

ENERGY SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the energy services sector that the Energy Services Fund purchases will underperform the market as a whole. To the extent that the Energy Services Fund's investments are concentrated in issuers conducting business in the energy services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

FINANCIAL SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the financial services sector that the Financial Services Fund purchases will underperform the market as a whole. To the extent that the Financial Services Fund's investments are concentrated in issuers conducting business in the financial services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

HEALTH CARE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the health care sector that the Health Care Fund purchases will underperform the market as a whole. To the extent that the Health Care Fund's investments are concentrated in issuers conducting business in the health care sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

INTERNET SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the Internet sector that the Internet Fund purchases will underperform the market as a whole. To the extent that the Internet Fund's investments are concentrated in issuers conducting business in the Internet sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

LEISURE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the leisure sector that the Leisure Fund purchases will underperform the market as a whole. To the extent that the Leisure Fund's investments are concentrated in issuers conducting business in the leisure sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

PRECIOUS METALS SECTOR CONCENTRATION RISK – The risk that the relatively few securities of issuers in the mining industry that the Precious Metals Fund purchases will under perform the market as a whole. To the extent that the Precious Metals Fund's investments are

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concentrated in issuers conducting business in the precious metals sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals and securities of Precious Metals Companies may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

REAL ESTATE SECTOR CONCENTRATION RISK – The risk that the securities of real estate companies that the Real Estate Fund purchases will underperform the market as a whole. To the extent that the Fund's, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds', investments are concentrated in real estate companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting real estate companies. Investments in real estate companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

RETAILING SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the retailing sector that the Retailing Fund purchases will underperform the market as a whole. To the extent that the Retailing Fund's investments are concentrated in issuers conducting business in the retailing sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

TECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the telecommunications sector that the Telecommunications Fund purchases will underperform the market as a whole. To the extent that the Telecommunications Fund's investments are concentrated in issuers conducting business in the telecommunications sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

TRANSPORTATION SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the transportation sector that the Transportation Fund purchases will underperform the market as a whole. To the extent that the Transportation Fund's investments are concentrated in issuers conducting business in the transportation sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

UTILITIES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the utilities sector that the Utilities Fund purchases will underperform the market as a whole. To the extent that the Utilities Fund's investments are concentrated in issuers conducting business in the utilities sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

SHORT SALES RISK – Short sales are transactions in which the Fund or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, sell a security they do not own. To complete the transaction, the Fund or an underlying fund must borrow the security to make delivery to the buyer. The Fund or underlying fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or underlying fund. If the underlying security goes down in price between the time the Fund or underlying fund sells the security and buys it back, the

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Fund or underlying fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or underlying fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund or underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund or underlying fund must pay to the lender of the security. The Fund or underlying fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's or an underlying fund's needs for immediate cash or other liquidity. The Fund's or an underlying fund's investment performance may also suffer if the Fund or underlying fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund or underlying fund to deliver the securities the Fund or underlying fund borrowed at the commencement of the short sale and the Fund or underlying fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund or underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's or an underlying fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund or an underlying fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund or underlying fund on the investment of the cash generated by the short sale. Similarly, when the Fund or an underlying fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's or an underlying fund's unrealized gain or reduces the Fund's or an underlying fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund or an underlying fund is obligated to pay is greater than the interest earned by the Fund or an underlying fund on investments, the performance of the Fund or an underlying fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund or an underlying fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. For the Russell 2000® 2x Strategy, Multi-Cap Core Equity, Russell 2000®, Russell 2000® 1.5x Strategy, Sector Rotation, Small-Cap Growth, Small-Cap Value, Sector, Absolute Return Strategies, Alternative Strategies Allocation, Hedged Equity, Real Estate and Essential Portfolio Funds, small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. For the Inverse Russell 2000® Strategy Fund, small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

STABLE PRICE PER SHARE RISK – The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. The Fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to achieve its objective.

STATUS OF REGULATED INVESTMENT COMPANY RISK – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Please see the Statement of Additional Information under "Special Considerations Applicable to the Fund" for additional discussion of this issue.

TAX RISK – As noted under "Commodity-Linked Derivative Investment Risk" above, the Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, currently gain most of their exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked derivative instruments in which the Fund and certain of the underlying funds invest will not be considered qualifying income after September 30, 2006. The Fund and affiliated underlying funds will therefore restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of their gross income.

The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the affiliated underlying funds, have received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund and certain of the affiliated underlying funds will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Fund and affiliated underlying funds in a manner consistent with the Fund's and affiliated underlying funds current investment objective by investing in these commodities-linked structured notes. See "Tax Information" for more information.

TRACKING ERROR RISK – Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds', performance to match or correlate to that of the Fund's or an underlying fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's or an

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underlying fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.

In addition, the Nova Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse Government Long Bond Strategy Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Growth Fund, Small-Cap Value Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund, which seek to track their respective benchmarks on a daily basis, and the Mid-Cap 1.5x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, and Commodities Strategy Fund, which seek to track their respective benchmark over time, are subject to mathematical compounding which may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

The Mid-Cap 1.5x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund and Government Long Bond 1.2x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Mid-Cap 1.5x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund and Government Long Bond 1.2x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices.

The prices of the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund may be higher than for other Rydex Funds.

TRADING HALT RISK – The Fund, or in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the underlying funds, typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund or an underlying fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund or an underlying fund prices its shares may limit the Fund's or an underlying fund's ability to use leverage and may prevent the Fund or an underlying fund from achieving its investment objective. In such an event, the Fund or an underlying fund also may be required to use a "fair value" method to price their outstanding contracts or securities.

PROSPECTUS
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FUND PERFORMANCE

The following bar charts show the performance of shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how a Fund will perform in the future.

DOW 2X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2007)	16.58%	Lowest Quarter Return (quarter ended 12/31/2007)	-9.96%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
DOW 2X STRATEGY FUND	8.15%	11.20%
DOW JONES INDUSTRIAL AVERAGESM1	8.88%	9.59%

1 The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. Returns reflect no deduction for fees, expenses or taxes.

NASDAQ-100® 2X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	35.14%	Lowest Quarter Return (quarter ended 6/30/2002)	-50.46%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
NASDAQ-100® 2X Strategy Fund	28.20%	24.22%	5.62%
Nasdaq-100 Index®1	19.24%	16.62%	10.31%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ OMX Group, Inc. Returns reflect no deduction for fees, expenses, or taxes.

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RUSSELL 2000® 2X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2007)	7.31%	Lowest Quarter Return (quarter ended 12/31/2007)	-11.91%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (10/27/2006)
RUSSELL 2000® 2X STRATEGY FUND	-12.59%	-7.73%
RUSSELL 2000® INDEX[1]	-1.57%	1.28%

1 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

S&P 500 2X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	31.24%	Lowest Quarter Return (quarter ended 9/30/2002)	-33.86%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
S&P 500 2X Strategy Fund	0.61%	18.44%	6.74%
S&P 500® Index[1]	5.49%	12.83%	7.60%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

INVERSE DOW 2X STRATEGY FUND

Highest Quarter Return (quarter ended 12/31/2007)	9.19%	Lowest Quarter Return (quarter ended 6/30/2007)	-13.59%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
INVERSE DOW 2X STRATEGY FUND	-8.99%	-11.45%
DOW JONES INDUSTRIAL AVERAGESM1	8.88%	9.59%

1 The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. Returns reflect no deduction for fees, expenses or taxes.

PROSPECTUS
83

INVERSE MID-CAP STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2006)	4.48%	Lowest Quarter Return (quarter ended 3/31/2006)	-5.95%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
INVERSE MID-CAP STRATEGY FUND	-1.98%	-7.14%
S&P MIDCAP 400® INDEX[1]	7.98%	12.17%

1 The S&P MidCap 400® Index is an unmanaged modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. Returns reflect no deduction for fees, taxes or expenses.

INVERSE NASDAQ-100® STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2002)	32.20%	Lowest Quarter Return (quarter ended 12/31/2002)	-18.97%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/21/2001)
Inverse NASDAQ-100® Strategy Fund	-11.28%	-13.32%	-3.84%
Nasdaq-100 Index®1	19.24%	16.62%	0.54%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ OMX Group, Inc. Returns reflect no deduction for fees, expenses, or taxes.

INVERSE RUSSELL 2000® STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2006)	6.19%	Lowest Quarter Return (quarter ended 3/31/2006)	-11.33%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
INVERSE RUSSELL 2000® STRATEGY FUND	5.37%	-6.88%
RUSSELL 2000® INDEX[1]	-1.57%	9.94%

1 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

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INVERSE S&P 500 STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2002)	17.71%	Lowest Quarter Return (quarter ended 12/31/1998)	-16.89%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS[2]
Inverse S&P 500 Strategy Fund	0.83%	-8.70%	-3.74%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

2 The Fund commenced continuous operations on June 9, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation including returns for each discrete period, were as follows: May 7, 1997 to May 21, 1997, -3.70%; and May 24, 1997 to June 3, 1997, 0.10%.

MID-CAP 1.5X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	27.41%	Lowest Quarter Return (quarter ended 9/30/2002)	-25.33%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Mid-Cap 1.5X Strategy Fund	3.60%	19.44%	14.46%
S&P MidCap 400® Index[1]	7.98%	16.20%	13.24%

1 The S&P MidCap 400® Index is an unmanaged modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. Returns reflect no deduction for fees, taxes or expenses.

MULTI-CAP CORE EQUITY FUND

Highest Quarter Return (quarter ended 12/31/2006)	7.66%	Lowest Quarter Return (quarter ended 12/31/2007)	-6.89%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (11/29/2005)
MULTI-CAP CORE EQUITY FUND	-5.26%	3.99%
RUSSELL 3000® INDEX[1]	5.14%	9.65%

1 The Russell 3000® Index is an unmanaged capitalization-weighted index that offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. equity market. Returns reflect no deduction for fees, expenses or taxes.

PROSPECTUS
85

NOVA FUND

Highest Quarter Return (quarter ended 12/31/1998)	31.57%	Lowest Quarter Return (quarter ended 9/30/2002)	-26.76%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Nova Fund	1.13%	14.88%	2.30%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

NASDAQ-100® FUND

Highest Quarter Return (quarter ended 12/31/1999)	53.10%	Lowest Quarter Return (quarter ended 9/30/2001)	-37.14%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
NASDAQ-100® Fund	17.82%	14.91%	6.15%
Nasdaq-100 Index®1	19.24%	16.62%	7.96%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ OMX Group, Inc. Returns reflect no deduction for fees, expenses, or taxes.

RUSSELL 2000® 1.5X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	34.94%	Lowest Quarter Return (quarter ended 9/30/2002)	-30.50%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Russell 2000® 1.5X Strategy Fund	-6.74%	19.22%	11.78%
Russell 2000® Index[1]	-1.57%	16.25%	12.44%

1 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

86

SECTOR ROTATION FUND

Highest Quarter Return (quarter ended 6/30/2003)	14.70%	Lowest Quarter Return (quarter ended 6/30/2006)	-6.08%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/01/2002)
Sector Rotation Fund	22.75%	17.46%	10.21%
S&P 500® Index[1]	5.49%	12.83%	7.40%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

LARGE-CAP GROWTH FUND

Highest Quarter Return (quarter ended 6/30/2007)	5.39%	Lowest Quarter Return (quarter ended 6/30/2006)	-5.39%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
LARGE-CAP GROWTH FUND	4.87%	4.46%
S&P 500/CITIGROUP PURE GROWTH INDEX[1]	6.64%	8.88%

1 The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

LARGE-CAP VALUE FUND

Highest Quarter Return (quarter ended 12/31/2006)	7.67%	Lowest Quarter Return (quarter ended 12/31/2007)	-7.01%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
LARGE-CAP VALUE FUND	-5.37%	7.54%
S&P 500/CITIGROUP PURE VALUE INDEX[1]	-3.69%	13.46%

1 The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

PROSPECTUS
87

MID-CAP GROWTH FUND

Highest Quarter Return (quarter ended 12/31/2006)	7.61%	Lowest Quarter Return (quarter ended 6/30/2006)	-7.00%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
MID-CAP GROWTH FUND	8.42%	8.60%
S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX[1]	10.29%	11.38%

1 The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

MID-CAP VALUE FUND

Highest Quarter Return (quarter ended 12/31/2006)	9.78%	Lowest Quarter Return (quarter ended 12/31/2007)	-6.06%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
MID-CAP VALUE FUND	-4.85%	9.41%
S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX[1]	-3.17%	11.69%

1 The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

SMALL-CAP GROWTH FUND

Highest Quarter Return (quarter ended 3/31/2006)	9.53%	Lowest Quarter Return (quarter ended 12/31/2007)	-6.80%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
SMALL-CAP GROWTH FUND	-0.11%	7.95%
S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX[1]	1.51%	10.47%

1 The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

88

SMALL-CAP VALUE FUND

Highest Quarter Return (quarter ended 3/31/2006)	13.21%	Lowest Quarter Return (quarter ended 9/30/2007)	-12.72%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/03/2004)
SMALL-CAP VALUE FUND	-20.36%	4.17%
S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX[1]	-18.60%	8.28%

1 The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

BANKING FUND

Highest Quarter Return (quarter ended 6/30/2003)	15.53%	Lowest Quarter Return (quarter ended 12/31/2007)	-17.43%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Banking Fund	-27.08%	3.58%	2.68%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

BASIC MATERIALS FUND

Highest Quarter Return (quarter ended 12/31/2003)	22.09%	Lowest Quarter Return (quarter ended 9/30/2002)	-23.95%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Basic Materials Fund	33.97%	22.04%	13.22%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS
89

BIOTECHNOLOGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	26.15%	Lowest Quarter Return (quarter ended 6/30/2002)	-32.74%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Biotechnology Fund	4.40%	9.92%	-2.14%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

CONSUMER PRODUCTS FUND

Highest Quarter Return (quarter ended 6/30/2003)	15.29%	Lowest Quarter Return (quarter ended 9/30/2002)	-10.85%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/29/2001)
Consumer Products Fund	11.08%	12.40%	8.87%
S&P 500® Index[1]	5.49%	12.83%	4.07%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

ELECTRONICS FUND

Highest Quarter Return (quarter ended 6/30/2003)	26.45%	Lowest Quarter Return (quarter ended 9/30/2002)	-38.25%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (08/03/2001)
Electronics Fund	-2.50%	6.58%	-7.95%
S&P 500® Index[1]	5.49%	12.83%	4.85%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

90

ENERGY FUND

Highest Quarter Return (quarter ended 9/30/2005)	20.27%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.97%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/29/2001)
Energy Fund	33.22%	27.44%	14.59%
S&P 500® Index[1]	5.49%	12.83%	4.07%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

ENERGY SERVICES FUND

Highest Quarter Return (quarter ended 9/30/2005)	22.76%	Lowest Quarter Return (quarter ended 9/30/2002)	-18.84%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Energy Services Fund	37.10%	26.75%	11.30%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

FINANCIAL SERVICES FUND

Highest Quarter Return (quarter ended 6/30/2003)	17.22%	Lowest Quarter Return (quarter ended 9/30/2002)	-19.17%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (07/20/2001)
Financial Services Fund	-18.80%	8.15%	2.88%
S&P 500® Index[1]	5.49%	12.83%	4.87%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS
91

HEALTH CARE FUND

Highest Quarter Return (quarter ended 6/30/2003)	15.44%	Lowest Quarter Return (quarter ended 6/30/2002)	-16.57%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (06/19/2001)
Health Care Fund	6.02%	11.19%	3.78%
S&P 500® Index[1]	5.49%	12.83%	4.80%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

INTERNET FUND

Highest Quarter Return (quarter ended 6/30/2003)	31.55%	Lowest Quarter Return (quarter ended 6/30/2002)	-30.83%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/24/2001)
Internet Fund	10.39%	17.87%	-3.09%
S&P 500® Index[1]	5.49%	12.83%	3.75%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

LEISURE FUND

Highest Quarter Return (quarter ended 6/30/2003)	17.59%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.30%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/22/2001)
Leisure Fund	-2.54%	13.85%	2.53%
S&P 500® Index[1]	5.49%	12.83%	3.55%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

92

PRECIOUS METALS FUND

Highest Quarter Return (quarter ended 3/31/2002)	31.42%	Lowest Quarter Return (quarter ended 6/30/2004)	-20.72%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Precious Metals Fund	19.55%	16.23%	8.25%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

RETAILING FUND

Highest Quarter Return (quarter ended 6/30/2003)	19.69%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.72%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (07/23/2001)
Retailing Fund	-12.60%	8.60%	3.01%
S&P 500® Index[1]	5.49%	12.83%	5.15%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

TECHNOLOGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	27.34%	Lowest Quarter Return (quarter ended 9/30/2002)	-26.87%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Technology Fund	10.38%	14.48%	-1.71%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS
93

TELECOMMUNICATIONS FUND

Highest Quarter Return (quarter ended 12/31/2002)	38.10%	Lowest Quarter Return (quarter ended 6/30/2002)	-28.27%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (07/27/2001)
Telecommunications Fund	9.23%	14.74%	1.27%
S&P 500® Index[1]	5.49%	12.83%	4.96%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

TRANSPORTATION FUND

Highest Quarter Return (quarter ended 12/31/2004)	17.88%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.89%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (06/11/2001)
Transportation Fund	-8.75%	9.52%	4.78%
S&P 500® Index[1]	5.49%	12.83%	4.25%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

UTILITIES FUND

Highest Quarter Return (quarter ended 6/30/2003)	20.68%	Lowest Quarter Return (quarter ended 9/30/2002)	-22.51%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Utilities Fund	12.86%	17.30%	1.27%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

94

EUROPE 1.25X STRATEGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	27.39%	Lowest Quarter Return (quarter ended 9/30/2002)	-28.86%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Europe 1.25X Strategy Fund	13.06%	20.95%	12.41%
Dow Jones STOXX 50 IndexSM1	13.78%	19.73%	12.90%

1 The Dow Jones STOXX 50 IndexSM is an unmanaged index that is a widely recognized indicator of European stock market performance. Returns reflect no deduction for fees, expenses or taxes. Stoxx and Dow Jones claim copyright and other proprietary interest in Dow Jones STOXX 50 IndexSM. The Dow Jones STOXX 50 IndexSM and the related trademarks have been licensed for certain purposes by the Advisor.

JAPAN 1.25X STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2003)	24.29%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.53%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Japan 1.25X Strategy Fund	-11.23%	11.27%	3.67%
Topix 100 Index[1]	-5.56%	12.91%	6.57%

1 The Topix 100 Index is an unmanaged index that is a widely recognized indicator of Japanese stock market performance. Returns reflect no deduction for fees, expenses or taxes.

INTERNATIONAL ROTATION FUND

The International Rotation Fund has not yet commenced operations and therefore, it does not have a performance history.

GOVERNMENT LONG BOND 1.2X STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2002)	17.53%	Lowest Quarter Return (quarter ended 3/31/1999)	-9.57%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Government Long Bond 1.2X Strategy Fund	9.77%	4.29%	4.68%
Lehman Long Treasury Bond Index[1]	9.81%	5.63%	7.14%

1 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance. Returns reflect no deduction for fees, expenses or taxes.

PROSPECTUS
95

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Highest Quarter Return (quarter ended 3/31/2006)	7.93%	Lowest Quarter Return (quarter ended 6/30/2005)	-8.58%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (05/01/2003)
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	-4.51%	-3.00%
LEHMAN LONG TREASURY BOND INDEX[1]	9.81%	5.50%

1 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance. Returns reflect no deduction for fees, expenses or taxes.

ABSOLUTE RETURN STRATEGIES FUND

Highest Quarter Return (quarter ended 6/30/2007)	3.70%	Lowest Quarter Return (quarter ended 9/30/2007)	-1.55%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (11/29/2005)
ABSOLUTE RETURN STRATEGIES FUND	3.84%	5.41%
DOW JONES HEDGE FUND BALANCED PORTFOLIO INDEX[1]	7.54%	8.72%

1 The Dow Jones Hedge Fund Balanced Portfolio Index is an unmanaged index that reflects the performance of a portfolio that is allocated approximately equally among six strategies on an asset management platform that seeks to track the Dow Jones Hedge Fund Strategy Benchmarks. The six strategies included are: Convertible Arbitrage, Distressed Securities, Event Driven, Equity Long/Short, Equity Market Neutral and Merger Arbitrage. Returns reflect no deduction for fees, expenses or taxes.

ALTERNATIVE STRATEGIES ALLOCATION FUND

The Alternative Strategies Allocation Fund has not yet commenced operations and therefore, it does not have a performance history.

96

COMMODITIES STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2007)	11.66%	Lowest Quarter Return (quarter ended 9/30/2006)	-17.62%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (09/30/2005)
COMMODITIES STRATEGY FUND	31.02%	-2.07%
S&P GSCITM COMMODITY INDEX[1]	32.68%	-0.04%

1 The S&P GSCITM Commodity Index, formerly known as the GSCI® Total Return Index, is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities.

HEDGED EQUITY FUND

Highest Quarter Return (quarter ended 3/31/2006)	4.52%	Lowest Quarter Return (quarter ended 9/30/2007)	-2.36%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (11/29/2005)
HEDGED EQUITY FUND	3.16%	5.88%
DOW JONES HEDGE FUND EQUITY LONG/SHORT INDEX[1]	19.79%	13.89%

1 The Dow Jones Hedge Fund Equity Long/Short Index is an unmanaged index that reflects the performance of a portfolio that seeks to produce risk and return characteristics sim-lar to that produced by the equity long/short strategy commonly employed by hedge funds. Returns reflect no deduction for fees, expenses or taxes.

REAL ESTATE FUND

Highest Quarter Return (quarter ended 12/31/2004)	14.32%	Lowest Quarter Return (quarter ended 12/31/2007)	-12.35%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (10/01/2001)
Real Estate Fund	-19.12%	13.85%	11.45%
S&P 500® Index[1]	5.49%	12.83%	7.60%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P"), on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

PROSPECTUS
97

STRENGTHENING DOLLAR 2X STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2006)	4.01%	Lowest Quarter Return (quarter ended 9/30/2007)	-8.75%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (09/30/2005)
STRENGTHENING DOLLAR 2X STRATEGY FUND	-10.89%	-8.36%
U.S. DOLLAR INDEX® [1]	-8.31%	-6.63%

1 The U.S. Dollar Index® provides a general indication of the international value of the U.S. Dollar. The Index does this by averaging the exchange rates between the U.S. Dollar and six major world currencies (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc). The Index is calculated continuously using foreign exchange quotes from hundreds of banks around the world.

WEAKENING DOLLAR 2X STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2007)	10.94%	Lowest Quarter Return (quarter ended 9/30/2006)	-2.58%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (09/30/2005)
WEAKENING DOLLAR 2X STRATEGY FUND	18.12%	14.02%
U.S. DOLLAR INDEX® [1]	-8.31%	-6.63%

1 The U.S. Dollar Index® provides a general indication of the international value of the U.S. Dollar. The Index does this by averaging the exchange rates between the U.S. Dollar and six major world currencies (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc). The Index is calculated continuously using foreign exchange quotes from hundreds of banks around the world.

98

ESSENTIAL PORTFOLIO CONSERVATIVE FUND

Highest Quarter Return (quarter ended 6/30/2007)	2.51%	Lowest Quarter Return (quarter ended 9/30/2007)	0.96%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (10/27/2006)
ESSENTIAL PORTFOLIO CONSERVATIVE FUND	6.45%	6.97%
SYNTHETIC ESSENTIAL PORTFOLIO CONSERVATIVE BENCHMARK[1]	6.80%	7.49%
S&P 500 INDEX[1]	5.49%	7.64%

1 The Benchmark reflects a 40/60 ratio of the performance of the S&P 500 Index and the Lehman Aggregate Bond Index. The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P"), on a statistical basis. The Lehman Brothers U.S. Aggregate Index measures the performance of the total United States investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. Returns reflect no deduction for fees, expenses or taxes.

ESSENTIAL PORTFOLIO MODERATE FUND

Highest Quarter Return (quarter ended 6/30/2007)	3.81%	Lowest Quarter Return (quarter ended 12/31/2007)	0.11%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (10/27/2006)
ESSENTIAL PORTFOLIO MODERATE FUND	6.56%	8.21%
SYNTHETIC ESSENTIAL PORTFOLIO MODERATE BENCHMARK[1]	6.49%	7.64%
S&P 500 INDEX[1]	5.49%	7.64%

1 The Benchmark reflects a 60/40 ratio of the performance of the S&P 500 Index and the Lehman Aggregate Bond Index. The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P"), on a statistical basis. The Lehman Brothers U.S. Aggregate Index measures the performance of the total United States investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. Returns reflect no deduction for fees, expenses or taxes.

PROSPECTUS
99

ESSENTIAL PORTFOLIO AGGRESSIVE FUND

Highest Quarter Return (quarter ended 6/30/2007)	4.42%	Lowest Quarter Return (quarter ended 12/31/2007)	-0.85%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (10/27/2006)
ESSENTIAL PORTFOLIO AGGRESSIVE FUND	6.64%	8.31%
SYNTHETIC ESSENTIAL PORTFOLIO AGGRESSIVE BENCHMARK[1]	6.02%	7.66%
S&P 500 INDEX[1]	5.49%	7.64%

1 The Benchmark reflects a 80/20 ratio of the performance of the S&P 500 Index and the Lehman Aggregate Bond Index. The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P"), on a statistical basis. The Lehman Brothers U.S. Aggregate Index measures the performance of the total United States investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. Returns reflect no deduction for fees, expenses or taxes.

U.S. GOVERNMENT MONEY MARKET FUND

Highest Quarter Return (quarter ended 12/31/2000)	1.36%	Lowest Quarter Return (quarter ended 3/31/2004)	0.00%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
U.S. Government Money Market Fund	3.90%	1.98%	2.51%
90 Day Treasury Composite Index[1]	5.11%	3.08%	3.80%

1 The 90 Day Treasury Composite Index is an unmanaged index that is a widely recognized indicator of general money market performance. Returns reflect no deduction for fees, expenses or taxes.

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

100

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUNDS SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLES AND EXAMPLES DO NO REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLES AND EXAMPLES WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

	DOW 2X STRATEGY FUND	NASDAQ-100® 2X STRATEGY FUND	RUSSELL 2000® 2X STRATEGY FUND	S&P 500 2X STRATEGY FUND	INVERSE DOW 2X STRATEGY FUND	INVERSE MID-CAP STRATEGY FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
TOTAL OTHER EXPENSES						0.77%
OTHER EXPENSES	0.73%	0.76%	0.74%	0.72%	0.76%	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.63%	1.66%	1.64%	1.62%	1.66%	1.67%
	INVERSE NASDAQ-100® STRATEGY FUND	INVERSE RUSSELL 2000® STRATEGY FUND	INVERSE S&P 500 STRATEGY FUND	MID-CAP 1.5X STRATEGY FUND	MULTI-CAP CORE EQUITY FUND	NOVA FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.90%	0.90%	0.90%	0.50%[1]	0.75%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
TOTAL OTHER EXPENSES		0.78%	0.77%	0.73%
OTHER EXPENSES	0.78%	0.77%	0.73%	0.74%	0.77%	0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.68%	1.67%	1.63%	1.64%	1.27%	1.46%

1 The Management Fee paid to the Advisor for providing services to the Fund consists of a basic annual fee rate of 0.70% of the Fund's average daily net assets, and a performance adjustment, resulting in a minimum fee of 0.50% and a maximum fee of 0.90%. Because the performance adjustment is applied relative to the performance of the Russell 3000® Index, the Advisor could receive a positive performance adjustment even during periods where the Fund's performance is negative. See "Management of the Funds" for additional information.

PROSPECTUS
101

	NASDAQ-100® FUND	RUSSELL 2000® 1.5X STRATEGY FUND	SECTOR ROTATION FUND	LARGE-CAP GROWTH FUND	LARGE-CAP VALUE FUND	MID-CAP GROWTH FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	NONE	NONE	NONE	NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%	0.90%	0.90%	0.75%	0.75%	0.75%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.76%	0.76%	0.71%	0.73%	0.74%	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.51%	1.66%	1.61%	1.48%	1.49%	1.48%
	MID-CAP VALUE FUND	SMALL-CAP GROWTH FUND	SMALL-CAP VALUE FUND	BANKING FUND	BASIC MATERIALS FUND	BIO- TECHNOLOGY FUND
SHAREHOLDER FEES	NONE	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%	0.75%	0.75%	0.85%	0.85%	0.85%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.74%	0.74%	0.74%	0.74%	0.73%	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.49%	1.49%	1.49%	1.59%	1.58%	1.59%

102

	CONSUMER PRODUCTS FUND	ELECTRONICS FUND	ENERGY FUND	ENERGY SERVICES FUND	FINANCIAL SERVICES FUND	HEALTH CARE FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.74%	0.74%	0.73%	0.73%	0.74%	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%	1.59%	1.58%	1.58%	1.59%	1.59%
INTERNET	LEISURE FUND	PRECIOUS METALS FUND	RETAILING FUND	TECHNOLOGY FUND	TELECOMMUNI- CATIONS FUND	FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%	0.85%	0.75%	0.85%	0.85%	0.85%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.69%	0.74%	0.70%	0.75%	0.71%	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.54%	1.59%	1.45%	1.60%	1.56%	1.58%

PROSPECTUS
103

	TRANS- PORTATION FUND	UTILITIES FUND	EUROPE 1.25x STRATEGY FUND	JAPAN 1.25x STRATEGY FUND	INTER- NATIONAL ROTATION FUND	GOVERNMENT LONG BOND 1.2x STRATEGY FUND	INVERSE GOVERNMENT LONG BOND STRATEGY FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%	0.85%	0.90%	0.90%	0.90%	0.50%	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE	NONE
TOTAL OTHER EXPENSES		0.73%	0.73%	0.74%	1.20%[1]	0.70%	2.93%
OTHER EXPENSES	0.75%	0.73%	0.73%	0.74%	0.75%[1]	0.70%	0.73%
SHORT INTEREST EXPENSES	NONE	NONE	NONE	NONE	NONE	NONE	2.20%[2]
ACQUIRED FUND FEES AND EXPENSES	NONE	NONE	NONE	NONE	0.45%[3]	NONE	NONE
TOTAL ANNUAL FUND OPERATING EXPENSES	1.60%	1.58%	1.63%	1.64%	2.10%	1.20%	3.83%

1 Because the Fund is new, "Total Other Expenses" and "Other Expenses" are based on estimated amounts for the current fiscal year.

2 Short Interest Expense occurs because the Fund short-sells the Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset – in its entirety or in part – by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than expenses, the expense ratio for the Inverse Government Long Bond Strategy Fund would have equaled 1.63%.

3 As a shareholder in certain funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. Because the Fund is new, "Acquired Fund Fees and Expenses" are estimated for the current fiscal year and are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown.

104

	ABSOLUTE RETURN STRATEGIES FUND	ALTERNATIVE STRATEGIES ALLOCATION FUND	COMMODITIES STRATEGY FUND	HEDGED EQUITY FUND		REAL ESTATE FUND
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A	N/A	N/A		N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	1.15%	NONE	0.75%	1.15%		0.85%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE		NONE
TOTAL OTHER EXPENSES	0.54%[1]	0.01%[2]	0.73%	0.66%[1]		0.75%
OTHER EXPENSES	0.02%	0.01%[2]	0.73%	0.03%		0.75%
SHORT DIVIDEND EXPENSES	0.52%[3]	NONE	NONE	0	.63%[3]	NONE
ACQUIRED FUND FEES AND EXPENSES	NONE	1.75%[4]	NONE	NONE		NONE
LESS FEE WAIVERS	NONE	NONE	0.20%[5]	NONE		NONE
TOTAL ANNUAL FUND OPERATING EXPENSES	1.69%	1.76%	1.28%	1.81%		1.60%

	STRENGTHENING DOLLAR 2X STRATEGY FUND	WEAKENING DOLLAR 2X STRATEGY FUND	ESSENTIAL PORTFOLIO CONSERVATIVE FUND	ESSENTIAL PORTFOLIO MODERATE FUND	ESSENTIAL PORTFOLIO AGGRESSIVE FUND	U.S. GOVERNMENT MONEY MARKET FUND
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.90%	NONE	NONE	NONE	0.50%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.71%	0.74%	0.03%[6]	0.01%[6]	0.01%[6]	0.69%
ACQUIRED FUND FEES AND EXPENSES	NONE	NONE	1.43%[4]	1.52%[4]	1.54%[4]	NONE
TOTAL ANNUAL FUND OPERATING EXPENSES	1.61%	1.64%	1.46%	1.53%	1.55%	1.19%

1 The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expenses and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

2 Because the Fund is new, "Total Other Expenses" and/or "Other Expenses" are based on estimated amounts for the current fiscal year.

3 Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the shorted security – thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 1.17% for the Absolute Return Strategies Fund and 1.18% for the Hedged Equity Fund.

4 As a shareholder in certain funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are estimated for the current fiscal year and are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown.

5 The Advisor has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.29% annum of the average monthly net assets of the Fund (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to May 1, 2009, except with the approval of the Board of Trustees. There is no guarantee that the Contractual Fee Waiver will continue beyond May 1, 2009.

6 The Advisor has contractually agreed to pay all "Other Expenses" of the Fund, excluding acquired fund fees and expenses, interest and expenses (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

PROSPECTUS
105

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
DOW 2X STRATEGY	$166	$514	$887	$1,933
NASDAQ-100® 2X STRATEGY	$169	$523	$902	$1,965
RUSSELL 2000® 2X STRATEGY	$167	$517	$892	$1,944
S&P 500 2X STRATEGY	$165	$511	$881	$1,922
INVERSE DOW 2X STRATEGY	$169	$523	$902	$1,965
INVERSE MID-CAP STRATEGY	$170	$526	$907	$1,976
INVERSE NASDAQ-100® STRATEGY	$171	$530	$913	$1,987
INVERSE RUSSELL 2000® STRATEGY	$170	$526	$907	$1,976
INVERSE S&P 500 STRATEGY	$166	$514	$887	$1,933
MID-CAP 1.5X STRATEGY	$167	$517	$892	$1,944
MULTI-CAP CORE EQUITY	$129	$403	$697	$1,534
NOVA	$149	$462	$797	$1,746
NASDAQ-100®	$154	$477	$824	$1,802
RUSSELL 2000® 1.5X STRATEGY	$169	$523	$902	$1,965
SECTOR ROTATION	$164	$508	$876	$1,911
LARGE-CAP GROWTH	$151	$468	$808	$1,768
LARGE-CAP VALUE	$152	$471	$813	$1,779
MID-CAP GROWTH	$151	$468	$808	$1,768
MID-CAP VALUE	$152	$471	$813	$1,779
SMALL-CAP GROWTH	$152	$471	$813	$1,779
SMALL-CAP VALUE	$152	$471	$813	$1,779
BANKING	$162	$502	$866	$1,889
BASIC MATERIALS	$161	$499	$860	$1,878
BIOTECHNOLOGY	$162	$502	$866	$1,889
CONSUMER PRODUCTS	$162	$502	$866	$1,889
ELECTRONICS	$162	$502	$866	$1,889
ENERGY	$161	$499	$860	$1,878
ENERGY SERVICES	$161	$499	$860	$1,878
FINANCIAL SERVICES	$162	$502	$866	$1,889
HEALTH CARE	$162	$502	$866	$1,889
INTERNET	$157	$486	$839	$1,834
LEISURE	$162	$502	$866	$1,889
PRECIOUS METALS	$148	$459	$792	$1,735
RETAILING	$163	$505	$871	$1,900
TECHNOLOGY	$159	$493	$850	$1,856
TELECOMMUNICATIONS	$161	$499	$860	$1,878
TRANSPORTATION	$163	$505	$871	$1,900
UTILITIES	$161	$499	$860	$1,878
EUROPE 1.25X STRATEGY	$166	$514	$887	$1,933
JAPAN 1.25X STRATEGY	$167	$517	$892	$1,944
INTERNATIONAL ROTATION	$213	$658	N/A	N/A
GOVERNMENT LONG BOND 1.2X STRATEGY	$122	$381	$660	$1,455

106

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INVERSE GOVERNMENT LONG BOND STRATEGY	$385	$1,169	$1,972	$4,062
ABSOLUTE RETURN STRATEGIES	$172	$533	$918	$1,998
ALTERNATIVE STRATEGIES ALLOCATION	$179	$554	N/A	N/A
COMMODITIES STRATEGY	$130	$448	$789	$1,751
HEDGED EQUITY	$184	$569	$980	$2,127
REAL ESTATE	$163	$505	$871	$1,900
STRENGTHENING DOLLAR 2X STRATEGY	$164	$508	$876	$1,911
WEAKENING DOLLAR 2X STRATEGY	$167	$517	$892	$1,944
ESSENTIAL PORTFOLIO CONSERVATIVE	$149	$462	$797	$1,746
ESSENTIAL PORTFOLIO MODERATE	$156	$483	$834	$1,824
ESSENTIAL PORTFOLIO AGGRESSIVE	$158	$490	$845	$1,845
U.S. GOVERNMENT MONEY MARKET	$121	$378	$654	$1,443

PROSPECTUS
107

MORE INFORMATION ABOUT THE FUNDS:
BENCHMARKS AND INVESTMENT METHODOLOGY

BENCHMARK INFORMATION

The Domestic Equity Funds (except for the Multi-Cap Core Equity Fund and the Sector Rotation Fund), Domestic Equity - Style Funds, International Equity Funds (except for the International Rotation Fund), Fixed Income Funds, Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
DOW 2X STRATEGY FUND	200% OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGESM

NASDAQ-100® 2X STRATEGY FUND	200% OF THE PERFORMANCE OF THE NASDAQ-100 INDEX®

RUSSELL 2000® 2X STRATEGY FUND	200% OF THE PERFORMANCE OF THE RUSSELL 2000® INDEX

S&P 500 2X STRATEGY FUND	200% OF THE PERFORMANCE OF THE S&P 500® INDEX

INVERSE DOW 2X STRATEGY FUND	200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGESM

INVERSE MID-CAP STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P MIDCAP 400® INDEX

INVERSE NASDAQ-100® STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ-100 INDEX®

INVERSE RUSSELL 2000® STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE RUSSELL 2000® INDEX

INVERSE S&P 500 STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500® INDEX

MID-CAP 1.5X STRATEGY FUND	S&P MIDCAP 400® INDEX (THE FUND SEEKS EXPOSURE TO 150% OF THE PERFORMANCE OF ITS BENCHMARK)

NOVA FUND	150% OF THE PERFORMANCE OF THE S&P 500® INDEX

NASDAQ-100® FUND	NASDAQ-100 INDEX®

RUSSELL 2000® 1.5X STRATEGY FUND	RUSSELL 2000® INDEX (THE FUND SEEKS EXPOSURE TO 150% OF THE PERFORMANCE OF ITS BENCHMARK)

LARGE-CAP GROWTH FUND	S&P 500/CITIGROUP PURE GROWTH INDEX

LARGE-CAP VALUE FUND	S&P 500/CITIGROUP PURE VALUE INDEX

MID-CAP GROWTH FUND	S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX

MID-CAP VALUE FUND	S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX

SMALL-CAP GROWTH FUND	S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX

SMALL-CAP VALUE FUND	S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX

EUROPE 1.25X STRATEGY FUND	DOW JONES STOXX 50 INDEXSM (THE FUND SEEKS EXPOSURE TO 125% OF THE PERFORMANCE OF ITS BENCHMARK)

JAPAN 1.25X STRATEGY FUND	TOPIX 100 INDEX (THE FUND SEEKS EXPOSURE TO 125% OF THE PERFORMANCE OF ITS BENCHMARK)

GOVERNMENT LONG BOND 1.2X STRATEGY FUND	LONG TREASURY BOND (THE FUND SEEKS EXPOSURE TO 120% OF THE PERFORMANCE OF ITS BENCHMARK)

INVERSE GOVERNMENT LONG BOND STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG TREASURY BOND

COMMODITIES STRATEGY FUND	S&P GSCITM COMMODITY INDEX

STRENGTHENING DOLLAR 2X STRATEGY FUND	200% OF THE PERFORMANCE OF THE U.S. DOLLAR INDEX®

WEAKENING DOLLAR 2X STRATEGY FUND	200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE U.S. DOLLAR INDEX®

A BRIEF GUIDE TO THE UNDERLYING INDICES

DOW JONES INDUSTRIAL AVERAGESM. The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. The index is published by Dow Jones and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors. As of December 31, 2007, the Dow Jones Industrial AverageSM included companies with a capitalization range of $14.1 billion to $511.9 billion.

DOW JONES STOXX 50® INDEX. The Dow Jones Stoxx 50® Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 31, 2007, the Dow Jones Stoxx 50® Index included companies with a capitalization range of $35.2 billion to $231 billion.

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NASDAQ-100 INDEX®. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. As of December 31, 2007, the NASDAQ-100 Index® included companies with a capitalization range of $2.9 billion to $333 billion.

RUSSELL 2000® INDEX. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 11% of the Russell 3000® total market capitalization. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2007, the Russell 2000® Index included companies with a capitalization range of $27 million to $8.6 billion.

S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2007, the S&P 500 Index included companies with a capitalization range of $708 million to $511.9 billion.

S&P 500/CITIGROUP PURE GROWTH INDEX. The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of December 31, 2007, the S&P 500/Citigroup Pure Growth Index included companies with a capitalization range of $1.9 billion to $511.9 billion.

S&P 500/CITIGROUP PURE VALUE INDEX. The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of December 31, 2007, the S&P 500/Citigroup Pure Value Index included companies with a capitalization range of $708 million to $252.1 billion.

S&P GSCITM COMMODITY INDEX (FORMERLY, THE GSCI® TOTAL RETURN INDEX). The S&P GSCITM Commodity Index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The S&P GSCITM Commodity Index is significantly different than the return from buying physical commodities.

S&P MIDCAP 400 INDEX. The S&P MidCap 400 Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 31, 2007, the S&P MidCap 400 Index included companies with a capitalization range of $342 million to $12.3 billion.

S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX. The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 31, 2007, the S&P MidCap 400/Citigroup Pure Growth Index included companies with a capitalization range of $560 million to $12.3 billion.

S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX. The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. As of December 31, 2007, the S&P MidCap 400/Citigroup Pure Value Index included companies with a capitalization range of $420 million to $6.3 billion.

S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX. The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of December 31, 2007, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with a capitalization range of $167 million to $4.8 billion.

S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX. The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of December 31, 2007, the S&P SmallCap 600/Citigroup Pure Value Index included companies with a capitalization range of $89 million to $3.5 billion.

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 31, 2007, the Topix 100 Index included companies with a capitalization range of $5.7 billion to $194.2 billion.

U.S. DOLLAR INDEX®. The U.S. Dollar Index® (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by calculating the weighted average of the change in six major foreign currency exchange rates (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc) against the U.S. Dollar. The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world.

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UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume: (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 9.28%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended in 2007 of the indices underlying the Funds' benchmarks is as follows: Dow Jones Industrial AverageSM — 9.21%; Dow Jones STOXX 50® Index — 10.84%; NASDAQ-100 Index® — 15.28%; Russell 2000® Index — 14.41%; S&P 500 Index — 9.28%; S&P MidCap 400 Index — 11.02%; Topix 100 Index — 13.89%; and U.S. Dollar Index® — 6.96%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

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ADVISOR'S INVESTMENT METHODOLOGY

The Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Multi-Cap Core Equity Fund, Sector Rotation Fund, Alternative Strategies Allocation Fund and Essential Portfolio Funds, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments. For the Alternative Strategies Allocation Fund, the Fund may, but will not necessarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, the Fund may not achieve its investment objective.

DOMESTIC EQUITY FUNDS (EXCEPT FOR THE MULTI-CAP CORE EQUITY FUND AND SECTOR ROTATION FUND), DOMESTIC EQUITY-STYLE FUNDS, INTERNATIONAL EQUITY FUNDS (EXCEPT FOR THE INTERNATIONAL ROTATION FUND), FIXED INCOME FUNDS, COMMODITIES STRATEGY FUND, STRENGTHENING DOLLAR 2x STRATEGY FUND AND WEAKENING DOLLAR 2x STRATEGY FUND. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds — Dow 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund — are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse Dow 2x Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Government Long Bond Strategy Fund and Weakening Dollar 2x Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.

MULTI-CAP CORE EQUITY FUND. The Advisor manages the Fund using quantitative investment strategies. This quantitative investment approach relies on financial models and computer databases to assist in the allocation of assets and selection of securities. The Fund's investments are allocated into "capitalization specific" segments of the U.S. equity market. These segments are designed to cover the large-cap, mid-cap and small-cap segments of the market. The Advisor generally considers the largest 200 companies to represent the large-cap segment, the next largest 800 companies to represent the mid-cap segment and the smallest 2,000 companies to represent the small-cap segment. The Advisor generally allocates the Fund's investments equally among the size segments and rebalances periodically using a quantitative methodology designed to maintain its target allocations.

In selecting Fund investments, the Advisor considers a universe of approximately 3,000 securities eligible for purchase, representing approximately 98% of the total capitalization of the U.S. equity market. The Advisor uses a quantitative investment approach to select securities using a set of factors ("the Model") that it believes are indicative of future returns. These include value and growth factors such as relative price-to-book ratios and free-cash flow growth measures, respectively. The factors are intended to complement each other and to generate more consistent positive returns. The Advisor believes that each factor offers a unique perspective that when combined with the other factors considered offers insight into security selection that is greater than any one singular view. Securities are evaluated within each of the three size segments and compared to their appropriate peers in order to mitigate bias in the investment process. When constructing the portfolio, the Advisor considers the security's relative attractiveness according to the Model, its relative contribution to the portfolio's risk, and its ability to reduce or hedge unwanted risks.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2,000 securities are eligible for purchase from the industry buy lists. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of volatility in the top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

SECTOR AND REAL ESTATE FUNDS. In managing the Sector and Real Estate Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector using Global Industry Classification Standard (GICS) codes. The Advisor then employs a quantitative screen to ensure minimum capitalization and liquidity standards. The resulting portfolio is weighted to meet diversification standards and to generate returns respective of that sector. The Advisor monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representation of its sector.

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ABSOLUTE RETURN STRATEGIES AND HEDGED EQUITY FUNDS. As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. Beta is commonly referred to as market risk. In this context, the Advisor considers exposure to both directional positions (e.g., equities and/or fixed income securities) and non-directional positions (e.g., value and/or corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their exposure to them in the aggregate, and the investment returns provided by the exposure, have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Funds employ a proprietary quantitative model that uses a style analysis of the returns of the appropriate hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate segment of the hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

Directional and Non-Directional Positions

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market. For example, the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Funds will predominately have a long exposure to directional positions. There may be times that the Funds will have a short exposure to directional positions. The Funds use some, or all, of the following directional positions:

• An Equities position involves investing in a portfolio that buys a basket of stocks or derivatives thereof, such as index futures.

• A Fixed Income position involves investing in a portfolio that buys a basket of U.S. Government securities or bond futures.

• A Directional Commodity trade involves investing in precious metals, livestock, grains, and other basic goods or materials.

• A Directional Currency trade consists of purchasing or selling a basket of foreign currencies against the US Dollar.

• A Covered Call Options position involves investing in written call options on underlying securities which a Fund already owns.

• A Long Options position involves investing in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

• A Volatility Arbitrage Spread trade involves trading volatility/variance futures or swaps which provide a return based on the difference between the implied volatility in the marketplace at the time of sale and the subsequently realized market volatility. The swap is structured to include protection against extreme movements in market volatility.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Funds will predominately have a long exposure to non-directional positions. There may be times that the Funds will have short exposure to non-directional positions. The Funds use some, or all, of the following non-directional position:

• A Market Neutral Value position involves investing in a basket of stocks that exhibit traditional value characteristics and simultaneously selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Growth position involves investing in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Momentum position involves investing in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Capitalization position involves investing in a basket of small and mid-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Illiquidity Premium trade involves purchasing a basket of illiquid securities which may include, but is not limited to, closed-end funds and shorting a basket of more liquid stocks against them. The portfolio is structured to minimize market exposure.

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• A Merger Arbitrage Spreads position involves investing in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Duration Neutral Term Spreads position involves investing in long 10-year U.S. Government securities and simultaneously selling short 2-year U.S. Government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

• A Duration Neutral Default Spreads position involves investing in a basket of corporate bonds and simultaneously selling short U.S. Government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

• A Convertible Arbitrage Spread involves purchasing a basket of convertible bonds and simultaneously selling short associated equities against them. The portfolio is structured in such a way as to minimize equity and credit market exposure.

• A Currency Spread trade involves purchasing a basket of high yielding currencies and selling short a basket of low yielding currencies against it. The portfolio is structured to be dollar neutral.

ALTERNATIVE STRATEGIES ALLOCATION FUND. The Fund attempts to achieve returns with low correlation to the returns of traditional stock and bond asset classes and generate capital appreciation by investing the Fund's assets in underlying funds comprised of alternative and non-traditional asset classes or investment strategies such as, but not limited to, absolute return, currency arbitrage, commodities, global macro, managed futures and real estate.

In seeking to achieve returns with low correlation to the returns of traditional stock and bond asset classes and to provide capital appreciation, the Advisor uses a quantitative investment methodology with input from current market data to efficiently allocate the Fund's assets across the underlying funds (the "optimization process"). The goal of the optimization process is to create the best portfolio, given historical correlations and risks, to achieve the Fund's stated objective. The process applies dynamic constraints that seek to diversify the risks across the underlying funds and avoid a concentration of risk from a single underlying fund's specific risk. The Advisor administers the optimization process on a regular basis in order to rebalance the composition of the underlying funds and adjust underlying fund weights.

ESSENTIAL PORTFOLIO FUNDS. Essential Portfolio Theory, or EPT, attempts to maximize returns for a targeted level of risk by investing each Fund's assets in underlying funds comprised of equities, fixed income/money market securities, or alternative investments, such as commodities and real estate, and alternative investment strategies such as absolute return, leveraged, and sector-based strategies.

In seeking to achieve the goal of maximizing returns for each Fund's target risk, the Advisor uses quantitative analysis to efficiently allocate across underlying funds (the "optimization process"). The Advisor runs the optimization process on a regular basis in order to integrate current market data and reallocate, as necessary, each Fund's asset allocations.

The Essential Portfolio Funds seek to integrate many of the central tenets of Essential Portfolio Theory, which include:

• Taking advantage of true diversification: Expand upon the traditional asset allocation menu and consider asset classes both positively and negatively correlated to the market, such as commodities, futures, real estate, inverse investments, hedge fund-type strategies such as absolute return, and leveraged or currency products – all of which may help investors achieve a truly diversified portfolio that may reduce risk.

• Combining leverage with diversification to achieve a targeted risk/return objective: Invest in underlying funds that use leverage to increase exposure to select market indices, freeing up assets to invest in alternative asset classes.

• Offsetting the constraints of long-only portfolios: Long-only portfolios increase in value only in a rising environment. By adding short or inverse underlying funds to a portfolio – inverse funds, and underlying funds that use options or futures – investors can potentially reduce market risks and create and absolute return strategy.

• Moving away from cap-weighting: A cap-weighted portfolio puts the largest weight on the companies that are the biggest. There is more diversification and opportunity if the investments are spread over smaller companies.

• Incorporating current and forward-looking data: Instead of considering recent historical data and past performance to make projections for future periods, use current information to project future expectations and to optimize returns.

• Implementing multifactor strategies: When estimating an asset's expected return, consider a variety of factors, such as growth, value, size and momentum.

• Employing rules-based rebalancing: Use rules- or risk-based rebalancing – putting parameters in place based on portfolio weightings – rather than rebalancing solely upon a preset, calendar based schedule – which may help avoid the risk of overconcentration of an asset class in a volatile market.

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OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Ordinarily, investors may buy shares on any day that the NYSE is open for business (a "Business Day"). However, the Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government Bond Market is closed, including Columbus Day and Veterans' Day. In addition, on any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

Shares of each Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Because the Domestic Equity Funds (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund), Domestic Equity – Style Funds, Sector Funds, International Equity Funds (except for the International Rotation Fund), Fixed Income Funds, Real Estate Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and U.S. Government Money Market Fund are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Multi-Cap Core Equity Fund, Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, and Essential Portfolio Funds are not suitable for purchase by active investors. Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Funds are sold primarily, directly and indirectly, through variable annuity and variable life insurance products, the Funds expect that all shares of the Funds will be owned, directly and indirectly, on an omnibus by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Funds' ability to prevent frequent trading of the Funds will be solely dependent on the ability and willingness of the various insurance companies to assist in its prevention. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares

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held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). Each insurance company may have different rules about the timing and processing of transaction orders. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund, except for the Essential Portfolio Funds, Alternative Strategies Allocation Fund, Commodities Strategy Fund, and International Equity Funds, generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV. Each Asset Allocation Fund generally values shares of the underlying funds at their NAV and other investments at market prices. Similarly, the Commodities Strategy Fund will regularly value its investments in structured notes at fair value and other investments at market prices.

The International Equity Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the International Equity Funds price their shares at the close of the NYSE. As such, the value assigned to the International Equity Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees. More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

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DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund and Government Long Bond 1.2x Strategy Fund which declare and pay dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors II, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. With respect to the International Rotation Fund, the Advisor implements investment management strategies generated by the Fund's sub-advisor, Valu-Trac Investment Management Limited. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2007, based on the average daily net assets for each Fund, as set forth beow:

FUND	ADVISORY FEE
DOW 2X STRATEGY FUND	0.90%
NASDAQ-100® 2X STRATEGY FUND	0.90%
RUSSELL 2000® 2X STRATEGY FUND	0.90%
S&P 500 2X STRATEGY FUND	0.90%
INVERSE DOW 2X STRATEGY FUND	0.90%
INVERSE MID-CAP STRATEGY FUND	0.90%
INVERSE NASDAQ-100® STRATEGY FUND	0.90%
INVERSE RUSSELL 2000® STRATEGY FUND	0.90%
INVERSE S&P 500 STRATEGY FUND	0.90%
MID-CAP 1.5X STRATEGY FUND	0.90%
MULTI-CAP CORE EQUITY FUND	0.50%**
NOVA FUND	0.75%
NASDAQ-100® FUND	0.75%
RUSSELL 2000® 1.5X STRATEGY FUND	0.90%
SECTOR ROTATION FUND	0.90%
LARGE-CAP GROWTH FUND	0.75%
LARGE-CAP VALUE FUND	0.75%
MID-CAP GROWTH FUND	0.75%
MID-CAP VALUE FUND	0.75%
SMALL-CAP GROWTH FUND	0.75%
SMALL-CAP VALUE FUND	0.75%

PROSPECTUS
117

FUND	ADVISORY FEE
SECTOR FUNDS (EXCEPT FOR THE PRECIOUS METALS FUND)	0.85%
PRECIOUS METALS FUND	0.75%
EUROPE 1.25X STRATEGY FUND	0.90%
JAPAN 1.25X STRATEGY FUND	0.90%
INTERNATIONAL ROTATION FUND	0.90	%*
GOVERNMENT LONG BOND 1.2X STRATEGY FUND	0.50%
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	0.90%
ABSOLUTE RETURN STRATEGIES FUND	1.15%
ALTERNATIVE STRATEGIES ALLOCATION FUND	0.00	%*
COMMODITIES STRATEGY FUND	0.75	%***
HEDGED EQUITY FUND	1.15%
REAL ESTATE FUND	0.85%
STRENGTHENING DOLLAR 2X STRATEGY FUND	0.90%
WEAKENING DOLLAR 2X STRATEGY FUND	0.90%
ESSENTIAL PORTFOLIO CONSERVATIVE FUND	0.00%
ESSENTIAL PORTFOLIO MODERATE FUND	0.00%
ESSENTIAL PORTFOLIO AGGRESSIVE FUND	0.00%
U.S. GOVERNMENT MONEY MARKET FUND	0.50%

*  The Fund has not yet commenced operations. The Advisory Fee reflected in the table above is the contractual fee that the Fund will pay to the Advisor upon commencement of operations.

**  The Advisor is paid a base management fee that is subject to a performance adjustment so that base fee can increase to a maximum of 0.90% or decrease to a minimum of 0.50%, depending on the investment performance of the Fund relative to the Russell 3000® Index (the "Index"). The Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. Equity market. The performance comparison will be made for a rolling 12-month period, with performance adjustments made at the end of each month beginning November 30, 2006. The 12-month comparison period will roll over with each succeeding month, so that it will always equal 12 months, ending with the month for which the performance adjustment is being computed. For every 0.0375% of difference between the performance of the Fund and the performance of the Index, the Advisor's fee will be adjusted upwards or downwards by 0.01%. The maximum annualized performance adjustment is +/- 0.20%.

***  The Advisor has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.29% per annum of the average monthly net assets of the Fund (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to May 1, 2009, except with the approval of the Board of Trustees. There is no guarantee that the Contractual Fee Waiver will continue beyond May 1, 2009.

The Advisor pays the Sub-Advisor out of the advisory fees it receives. The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Absolute Return Strategies Fund, Hedged Equity Fund, and Essential Portfolio Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, acquired fund fees and expenses, and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses and extraordinary expenses.

INVESTMENT SUB-ADVISOR

Valu-Trac Investment Management Limited, an SEC registered investment adviser, is located in Orton, Fochabers, Moray, Scotland, UK IV32 7QE, and serves as investment sub-advisor to the International Rotation Fund. The Sub-Advisor, a wholly-owned subsidiary of Valu-Trac Limited, specializes in international investments and is responsible for the development and on-going maintenance of the investment management strategy utilized by the Fund. Since 1989, the Sub-Advisor has provided investment advisory services to individuals, employee benefit plans, trusts and corporations.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement and investment sub-advisory agreement is available in the Trust's Annual Report to Shareholders, which covers the period January 1, 2007 to December 31, 2007.

118

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. In addition to Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

Michael P. Byrum, CFA, President and CIO of Rydex Investments – As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Director of Alternative Investment Strategies – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Senior Portfolio Manager – Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Douglas Holmes, CFA, Director of Stock Selection and Asset Allocation – As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

PROSPECTUS
119

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2007 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2007 Annual Report is incorporated by reference in the SAI.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Total Distributions
Nova Fund
December 31, 2007	$10.09	$.12	$—	$.12	$(.15)	$—	$—	$(.15)
December 31, 2006	8.56	.11	1.54	1.65	(.12)	—	—	(.12)
December 31, 2005	8.26	.05	.28	.33	(.03)	—	—	(.03)
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—
Inverse S&P 500 Strategy Fund (Formerly, Inverse S&P 500 Fund)
December 31, 2007	43.90	1.35	(1.00)	.35	(2.04)	—	—	(2.04)
December 31, 2006†††	51.50	1.70	(5.60)	(3.90)	(3.70)	—	—	(3.70)
December 31, 2005†††	51.90	.80	(1.20)	(.40)	—	—	—	—
December 31, 2004†††	57.70	(.20)	(5.60)	(5.80)	—	—	—	—
December 31, 2003†††	75.70	(.40)	(17.60)	(18.00)	—	—	—	—
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	15.39	.03	2.71	2.74	(.01)	—	—	(.01)
December 31, 2006	14.55	(.07)	.91	.84	—	—	—	—
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—
Inverse NASDAQ-100® Strategy Fund (Formerly, Inverse OTC Fund)
December 31, 2007	19.79	.64	(2.87)	(2.23)	(.57)	—	—	(.57)
December 31, 2006	21.51	.74	(1.07)	(.33)	(1.39)	—	—	(1.39)
December 31, 2005	21.24	.33	(.06)	.27	—	—	—	—
December 31, 2004	24.09	(.08)	(2.77)	(2.85)	—	—	—	—
December 31, 2003	39.04	(.22)	(14.33)	(14.55)	—	(.40)	—	(.40)
S&P 500 2x Strategy Fund (Formerly, Dynamic S&P 500 Fund)
December 31, 2007	21.71	.26	(.08)	.18	(.23)	(2.42)	—	(2.65)
December 31, 2006	18.37	.23	4.12	4.35	(.20)	(.81)	—	(1.01)
December 31, 2005	19.83	.10	.53	.63	(.02)	(2.07)	—	(2.09)
December 31, 2004	21.59	.02	2.98	3.00	—	(4.76)	—	(4.76)
December 31, 2003	16.09	(.11)	8.95	8.84	—	(3.34)	—	(3.34)
NASDAQ-100® 2x Strategy Fund (Formerly, OTC 2x Strategy Fund)
December 31, 2007	23.46	.13	6.49	6.62	(.10)	—	—	(.10)
December 31, 2006	22.39	.03	1.06	1.09	(.02)	—	—	(.02)
December 31, 2005	23.09	(.09)	(.61)	(.70)	—	—	—	—
December 31, 2004	21.73	(.06)	2.76	2.70	(.97)	(.06)	(.31)	(1.34)
December 31, 2003	11.90	(.21)	11.95	11.74	—	(1.91)	—	(1.91)

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2007	$(.03)	$10.06	1.13%	1.46%	1.12%	94%	$82,191
December 31, 2006	1.53	10.09	19.27%	1.48%	1.18%	211%	134,477
December 31, 2005	.30	8.56	3.97%	1.53%	0.60%	381%	132,018
December 31, 2004	1.05	8.26	14.62%	1.46%	0.41%	654%	130,200
December 31, 2003	2.03	7.21	39.19%	1.54%	0.09%	729%	81,816
Inverse S&P 500 Strategy Fund (Formerly, Inverse S&P 500 Fund)
December 31, 2007	(1.69)	42.21	0.83%	1.63%	3.04%	—	21,581
December 31, 2006†††	(7.60)	43.90	(7.50)%	1.63%	3.29%	—	19,025
December 31, 2005†††	(.40)	51.50	(0.77)%	1.70%	1.46%	—	32,505
December 31, 2004†††	(5.80)	51.90	(10.05)%	1.62%	(0.28)%	—	19,076
December 31, 2003†††	(18.00)	57.70	(23.78)%	1.67%	(0.59)%	—	17,822
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	2.73	18.12	17.82%	1.51%	0.18%	110%	82,492
December 31, 2006	.84	15.39	5.77%	1.49%	(0.50)%	152%	72,871
December 31, 2005	.16	14.55	1.11%	1.50%	(0.68)%	294%	102,487
December 31, 2004	1.23	14.39	9.35%	1.47%	(0.17)%	418%	191,476
December 31, 2003	4.11	13.16	45.41%	1.53%	(1.20)%	482%	127,836
Inverse NASDAQ-100® Strategy Fund (Formerly, Inverse OTC Fund)
December 31, 2007	(2.80)	16.99	(11.28)%	1.68%	3.40%	—	13,640
December 31, 2006	(1.72)	19.79	(1.40)%	1.64%	3.35%	—	23,929
December 31, 2005	.27	21.51	1.27%	1.63%	1.49%	—	19,648
December 31, 2004	(2.85)	21.24	(11.83)%	1.64%	(0.35)%	—	23,928
December 31, 2003	(14.95)	24.09	(37.37)%	1.68%	(0.73)%	—	34,563
S&P 500 2x Strategy Fund (Formerly, Dynamic S&P 500 Fund)
December 31, 2007	(2.47)	19.24	0.61%	1.62%	1.12%	104%	36,429
December 31, 2006	3.34	21.71	23.70%	1.64%	1.13%	168%	37,663
December 31, 2005	(1.46)	18.37	3.38%	1.65%	0.55%	585%	25,397
December 31, 2004	(1.76)	19.83	16.90%	1.65%	0.09%	974%	29,053
December 31, 2003	5.50	21.59	54.94%	1.69%	(0.55)%	1,085%	30,428
NASDAQ-100® 2x Strategy Fund (Formerly, OTC 2x Strategy Fund)
December 31, 2007	6.52	29.98	28.20%	1.66%	0.45%	203%	65,069
December 31, 2006	1.07	23.46	4.86%	1.65%	0.14%	250%	29,673
December 31, 2005	(.70)	22.39	(3.03)%	1.65%	(0.42)%	343%	44,313
December 31, 2004	1.36	23.09	14.21%	1.65%	(0.29)%	662%	57,599
December 31, 2003	9.83	21.73	98.63%	1.71%	(1.10)%	959%	40,632

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  †††  Per share amounts for periods ended December 31, 2003—December 31, 2006 have been restated to reflect a 1:10 reverse stock split effective April 23, 2007—See Note 10.

  §  Less than $.01 per share.

120

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Mid-Cap 1.5x Strategy Fund (Formerly, Mid-Cap Advantage Fund)
December 31, 2007	$24.20	$.28	$.65	$.93	$(.40)	$(3.01)	$(3.41)	$(2.48)
December 31, 2006	30.15	.11	3.23	3.34	(.13)	(9.16)	(9.29)	(5.95)
December 31, 2005	26.50	(.02)	3.75	3.73	—	(.08)	(.08)	3.65
December 31, 2004	24.74	(.09)	4.96	4.87	—	(3.11)	(3.11)	1.76
December 31, 2003	17.77	(.12)	9.44	9.32	—	(2.35)	(2.35)	6.97
Inverse Mid-Cap Strategy Fund (Formerly, Inverse Mid-Cap Fund)
December 31, 2007	36.96	1.06	(1.81)	(.75)	(1.18)	—	(1.18)	(1.93)
December 31, 2006	39.15	1.32	(2.83)	(1.51)	(.68)	—	(.68)	(2.19)
December 31, 2005	44.03	.70	(4.31)	(3.61)	(1.27)	—	(1.27)	(4.88)
December 31, 2004*	50.00	(.06)	(5.91)	(5.97)	—	—	—	(5.97)
Russell 2000® 2x Strategy Fund (Formerly, Dynamic Russell 2000® Fund)
December 31, 2007	25.97	.25	(3.52)	(3.27)	(.01)	(.26)	(.27)	(3.54)
December 31, 2006*	25.00	.05	.96	1.01	(.04)	—	(.04)	.97
Russell 2000® 1.5x Strategy Fund (Formerly, Russell 2000® Advantage Fund)
December 31, 2007	41.14	.49	(3.26)	(2.77)	(.96)	(3.21)	(4.17)	(6.94)
December 31, 2006	34.14	.19	6.93	7.12	(.12)	—	(.12)	7.00
December 31, 2005	33.65	.01	1.31	1.32	(.83)	—	(.83)	.49
December 31, 2004	29.75	(.10)	6.95	6.85	—	(2.95)	(2.95)	3.90
December 31, 2003	20.11	(.18)	13.11	12.93	—	(3.29)	(3.29)	9.64
Inverse Russell 2000® Strategy Fund (Formerly, Inverse Russell 2000® Fund)
December 31, 2007	34.61	1.10	.76	1.86	(1.81)	—	(1.81)	.05
December 31, 2006	40.60	1.30	(6.16)	(4.86)	(1.13)	—	(1.13)	(5.99)
December 31, 2005	42.83	.65	(1.98)	(1.33)	(.90)	—	(.90)	(2.23)
December 31, 2004*	50.00	(.10)	(7.07)	(7.17)	—	—	—	(7.17)
Government Long Bond 1.2x Strategy Fund (Formerly, Government Long Bond Advantage Fund)
December 31, 2007	11.56	.41	.68	1.09	(.41)	—	(.41)	.68
December 31, 2006	12.38	.42	(.82)	(.40)	(.42)	—	(.42)	(.82)
December 31, 2005	11.88	.41	.50	.91	(.41)	—	(.41)	.50
December 31, 2004	11.67	.40	.54	.94	(.40)	(.33)	(.73)	.21
December 31, 2003	13.08	.41	(.52)	(.11)	(.41)	(.89)	(1.30)	(1.41)
Inverse Government Long Bond Strategy Fund (Formerly, Inverse Government Long Bond Fund)
December 31, 2007	21.55	.70	(1.67)	(.97)	(1.00)	—	(1.00)	(1.97)
December 31, 2006	20.80	.69	.97	1.66	(.91)	—	(.91)	.75
December 31, 2005	21.95	(.07)	(1.08)	(1.15)	—	—	—	(1.15)
December 31, 2004	24.82	(.66)	(1.98)	(2.64)	—	(.23)	(.23)	(2.87)
December 31, 2003*	25.00	(.13)	(.05)	(.18)	—	—	—	(.18)

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Mid-Cap 1.5x Strategy Fund (Formerly, Mid-Cap Advantage Fund)
December 31, 2007	$21.72	3.60%	1.64%	1.64%		1.05%		368%	$27,893
December 31, 2006	24.20	10.46%	1.64%	1.64%		0.34%		478%	38,986
December 31, 2005	30.15	14.07%	1.65%	1.65%		(0.05)%		573%	51,197
December 31, 2004	26.50	22.14%	1.64%	1.64%		(0.37)%		866%	34,162
December 31, 2003	24.74	52.43%	1.70%	1.70%		(0.54)%		1,665%	18,544
Inverse Mid-Cap Strategy Fund (Formerly, Inverse Mid-Cap Fund)
December 31, 2007	35.03	(1.98)%	1.67%	1.67%		3.04%		—	3,029
December 31, 2006	36.96	(3.83)%	1.65%	1.65%		3.49%		—	5,959
December 31, 2005	39.15	(8.16)%	1.64%	1.64%		1.65%		—	2,846
December 31, 2004*	44.03	(11.94)%	1.62%**	1.62	%**	(0.17	)%**	—	1,319
Russell 2000® 2x Strategy Fund (Formerly, Dynamic Russell 2000® Fund)
December 31, 2007	22.43	(12.59)%	1.64%	1.64%		0.95%		174%	6,205
December 31, 2006*	25.97	4.06%	1.64%**	1.64	%**	1.02	%**	60%	4,584
Russell 2000® 1.5x Strategy Fund (Formerly, Russell 2000® Advantage Fund)
December 31, 2007	34.20	(6.74)%	1.66%	1.66%		1.16%		354%	21,879
December 31, 2006	41.14	20.85%	1.64%	1.64%		0.49%		380%	73,112
December 31, 2005	34.14	3.91%	1.63%	1.63%		0.04%		404%	38,589
December 31, 2004	33.65	25.20%	1.65%	1.65%		(0.32)%		1,171%	112,649
December 31, 2003	29.75	64.28%	1.70%	1.70%		(0.66)%		1,135%	122,995
Inverse Russell 2000® Strategy Fund (Formerly, Inverse Russell 2000® Fund)
December 31, 2007	34.66	5.37%	1.67%	1.67%		3.19%		—	11,535
December 31, 2006	34.61	(11.95)%	1.64%	1.64%		3.48%		—	12,237
December 31, 2005	40.60	(3.07)%	1.63%	1.63%		1.49%		—	11,850
December 31, 2004*	42.83	(14.34)%	1.65%**	1.65	%**	(0.29	)%**	—	4,344
Government Long Bond 1.2x Strategy Fund (Formerly, Government Long Bond Advantage Fund)
December 31, 2007	12.24	9.77%	1.20%	1.20%		3.60%		1,367%	52,250
December 31, 2006	11.56	(3.14)%	1.20%	1.20%		3.66%		1,339%	50,420
December 31, 2005	12.38	7.71%	1.18%	1.18%		3.30%		1,284%	60,160
December 31, 2004	11.88	8.42%	1.21%	1.21%		3.36%		1,318%	48,709
December 31, 2003	11.67	(0.64)%	1.23%	1.23%		3.26%		1,272%	65,358
Inverse Government Long Bond Strategy Fund (Formerly, Inverse Government Long Bond Fund)
December 31, 2007	19.58	(4.51)%	3.83%	1.63	%‡	3.17%		1,123%	17,611
December 31, 2006	21.55	8.11%	5.12%	1.63	%‡	3.08%		597%	29,246
December 31, 2005	20.80	(5.24)%	5.11%	1.63	%‡	(0.33)%		589%	29,671
December 31, 2004	21.95	(10.67)%	5.02%	1.63	%‡	(2.86)%		—	41,098
December 31, 2003*	24.82	(0.72)%	1.69%**	1.69	%**‡	(0.74	)%**	—	22,355

  *  Since the commencement of operations: May 1, 2003—Inverse Government Long Bond Strategy Fund; May 3, 2004—Inverse Mid-Cap Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, and Large-Cap Growth Fund; October 27, 2006—Russell 2000® 2x Strategy Fund.

  **  Annualized

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  ‡  Operating Expenses exclude interest expense from securities sold short.

PROSPECTUS
121

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Europe 1.25x Strategy Fund (Formerly, Europe Advantage Fund)
December 31, 2007	$29.60	$.70	$3.26	$3.96	$(.71)	$(2.90)	$(3.61)
December 31, 2006	23.84	.70	6.31	7.01	(.48)	(.77)	(1.25)
December 31, 2005	22.62	.21	1.23	1.44	(.09)	(.13)	(.22)
December 31, 2004	22.87	(.05)	3.71	3.66	(3.82)	(.09)	(3.91)
December 31, 2003	19.52	(.17)	8.58	8.41	—	(5.06)	(5.06)
Japan 1.25x Strategy Fund (Formerly, Japan Advantage Fund)
December 31, 2007	27.13	.88	(3.83)	(2.95)	(1.45)	—	(1.45)
December 31, 2006	33.42	1.02	.50	1.52	(1.29)	(6.52)	(7.81)
December 31, 2005	27.77	.48	5.17	5.65	—	—	—
December 31, 2004	25.17	(.14)	2.74	2.60	—	—	—
December 31, 2003	18.29	(.16)	7.04	6.88	—	—	—
Dow 2x Strategy Fund (Formerly, Dynamic Dow Fund)
December 31, 2007	26.89	.36	1.93	2.29	(.30)	(3.18)	(3.48)
December 31, 2006	23.10	.40	6.58	6.98	(.15)	(3.04)	(3.19)
December 31, 2005	25.89	.24	(1.25)	(1.01)	(.17)	(1.61)	(1.78)
December 31, 2004*	25.00	.14	2.03	2.17	(1.16)	(.12)	(1.28)
Inverse Dow 2x Strategy Fund (Formerly, Inverse Dynamic Dow Fund)
December 31, 2007	33.34	1.02	(4.06)	(3.04)	(1.51)	—	(1.51)
December 31, 2006	43.20	1.35	(10.75)	(9.40)	(.46)	—	(.46)
December 31, 2005	43.22	.74	(.06)	.68	(.70)	—	(.70)
December 31, 2004*	50.00	(.03)	(5.71)	(5.74)	—	(1.04)	(1.04)
Small-Cap Value Fund
December 31, 2007	28.60	.19	(5.97)	(5.78)	(.06)	(4.54)	(4.60)
December 31, 2006	25.67	.18	4.74	4.92	(.17)	(1.82)	(1.99)
December 31, 2005	28.84	(.05)	1.13	1.08	—	(4.25)	(4.25)
December 31, 2004*	25.00	.01	4.50	4.51	(.01)	(.66)	(.67)
Mid-Cap Value Fund
December 31, 2007	22.38	.21	(1.29)	(1.08)	(.44)	(.02)	(.46)
December 31, 2006	19.27	.28	3.01	3.29	(.18)	—	(.18)
December 31, 2005	27.08	.07	2.28	2.35	(.20)	(9.96)	(10.16)
December 31, 2004*	25.00	—	3.80	3.80	(— )§	(1.72)	(1.72)
Large-Cap Value Fund
December 31, 2007	31.78	.42	(2.03)	(1.61)	(.57)	(4.23)	(4.80)
December 31, 2006	27.90	.39	4.53	4.92	(.25)	(.79)	(1.04)
December 31, 2005	27.68	.21	.95	1.16	(.15)	(.79)	(.94)
December 31, 2004*	25.00	.12	3.00	3.12	(.11)	(.33)	(.44)

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Europe 1.25x Strategy Fund (Formerly, Europe Advantage Fund)
December 31, 2007	$.35	$29.95	13.06%	1.63%	2.18%		220%	$82,833
December 31, 2006	5.76	29.60	29.51%	1.65%	2.55%		219%	89,490
December 31, 2005	1.22	23.84	6.36%	1.63%	0.94%		399%	25,954
December 31, 2004	(.25)	22.62	16.15%	1.64%	(0.23)%		—	54,994
December 31, 2003	3.35	22.87	43.08%	1.70%	(0.75)%		—	38,443
Japan 1.25x Strategy Fund (Formerly, Japan Advantage Fund)
December 31, 2007	(4.40)	22.73	(11.23)%	1.64%	3.32%		—	15,568
December 31, 2006	(6.29)	27.13	5.14%	1.63%	2.99%		—	30,510
December 31, 2005	5.65	33.42	20.35%	1.70%	1.72%		—	55,219
December 31, 2004	2.60	27.77	10.33%	1.63%	(0.50)%		—	14,228
December 31, 2003	6.88	25.17	37.62%	1.69%	(0.75)%		—	11,541
Dow 2x Strategy Fund (Formerly, Dynamic Dow Fund)
December 31, 2007	(1.19)	25.70	8.15%	1.63%	1.22%		105%	44,825
December 31, 2006	3.79	26.89	30.54%	1.65%	1.52%		224%	45,365
December 31, 2005	(2.79)	23.10	(3.81)%	1.67%	1.03%		666%	12,920
December 31, 2004*	.89	25.89	8.65%	1.63%**	0.91	%**	907%	10,419
Inverse Dow 2x Strategy Fund (Formerly, Inverse Dynamic Dow Fund)
December 31, 2007	(4.55)	28.79	(8.99)%	1.66%	3.36%		—	11,885
December 31, 2006	(9.86)	33.34	(21.77)%	1.64%	3.61%		—	17,053
December 31, 2005	(.02)	43.20	1.63%	1.65%	1.67%		—	7,257
December 31, 2004*	(6.78)	43.22	(11.47)%	1.62%**	(0.09	)%**	—	3,184
Small-Cap Value Fund
December 31, 2007	(10.38)	18.22	(20.36)%	1.49%	0.66%		241%	9,710
December 31, 2006	2.93	28.60	19.21%	1.49%	0.64%		433%	34,124
December 31, 2005	(3.17)	25.67	3.64%	1.47%	(0.16)%		825%	19,035
December 31, 2004*	3.84	28.84	18.03%	1.46%**	0.07	%**	507%	47,274
Mid-Cap Value Fund
December 31, 2007	(1.54)	20.84	(4.85)%	1.49%	0.87%		358%	15,998
December 31, 2006	3.11	22.38	17.08%	1.49%	1.37%		307%	28,254
December 31, 2005	(7.81)	19.27	8.32%	1.48%	0.26%		1,133%	14,232
December 31, 2004*	2.08	27.08	15.20%	1.48%**	0.01	%**	1,173%	19,479
Large-Cap Value Fund
December 31, 2007	(6.41)	25.37	(5.37)%	1.49%	1.28%		307%	24,799
December 31, 2006	3.88	31.78	17.66%	1.50%	1.29%		401%	83,323
December 31, 2005	.22	27.90	4.19%	1.50%	0.77%		493%	24,547
December 31, 2004*	2.68	27.68	12.49%	1.45%**	0.69	%**	983%	11,144

  *  Since the commencement of operations: May 1, 2003—Inverse Government Long Bond Strategy Fund; May 3, 2004—Inverse Mid-Cap Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, and Large-Cap Growth Fund; October 27, 2006—Russell 2000® 2x Strategy Fund.

  **  Annualized

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

122

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains on Investments	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Small-Cap Growth Fund
December 31, 2007	$29.92	$(.28)	$.30	$.02	$—	$(2.87)	$(2.87)	$(2.85)
December 31, 2006	28.64	(.31)	2.54	2.23	—	(.95)	(.95)	1.28
December 31, 2005	28.55	(.21)	2.00	1.79	—	(1.70)	(1.70)	.09
December 31, 2004*	25.00	(.17)	4.12	3.95	—	(.40)	(.40)	3.55
Mid-Cap Growth Fund
December 31, 2007	29.33	(.19)	2.69	2.50	—	(2.32)	(2.32)	.18
December 31, 2006	30.24	(.28)	1.26	.98	—	(1.89)	(1.89)	(.91)
December 31, 2005	27.13	(.20)	3.31	3.11	—	—	—	3.11
December 31, 2004*	25.00	(.13)	2.26	2.13	—	—	—	2.13
Large-Cap Growth Fund
December 31, 2007	26.68	(.16)	1.46	1.30	—	(.62)	(.62)	.68
December 31, 2006	25.69	(.17)	1.56	1.39	—	(.40)	(.40)	.99
December 31, 2005	25.75	(.01)	.47	.46	(.02)	(.50)	(.52)	(.06)
December 31, 2004*	25.00	.36	.71	1.07	(.15)	(.17)	(.32)	.75
U.S. Government Money Market Fund
December 31, 2007	1.00	.04	—	.04	(.04)	—	(.04)	—
December 31, 2006	1.00	.04	—	.04	(.04)	—	(.04)	—
December 31, 2005	1.00	.02	—	.02	(.02)	—	(.02)	—
December 31, 2004	1.00	— §	—	—	(— )§	—	(— )§	—
December 31, 2003	1.00	— §	—	—	(— )§	—	(— )§	—

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Small-Cap Growth Fund
December 31, 2007	$27.07	(0.11)%	1.49%	1.49%	(0.90)%		573%	$12,428
December 31, 2006	29.92	7.73%	1.49%	1.49%	(1.01)%		769%	23,300
December 31, 2005	28.64	6.20%	1.50%	1.50%	(0.72)%		737%	24,308
December 31, 2004*	28.55	15.82%	1.46%**	1.46%**	(0.93	)%**	733%	30,269
Mid-Cap Growth Fund
December 31, 2007	29.51	8.42%	1.48%	1.48%	(0.61)%		591%	25,940
December 31, 2006	29.33	3.13%	1.47%	1.47%	(0.90)%		462%	15,440
December 31, 2005	30.24	11.46%	1.52%	1.52%	(0.70)%		1,178%	53,035
December 31, 2004*	27.13	8.52%	1.46%**	1.46%**	(0.75	)%**	875%	20,702
Large-Cap Growth Fund
December 31, 2007	27.36	4.87%	1.48%	1.48%	(0.57)%		521%	36,275
December 31, 2006	26.68	5.40%	1.49%	1.49%	(0.66)%		612%	23,568
December 31, 2005	25.69	1.77%	1.52%	1.52%	(0.03)%		1,111%	22,538
December 31, 2004*	25.75	4.26%	1.46%**	1.46%**	2.12	%**	1,087%	20,012
U.S. Government Money Market Fund
December 31, 2007	1.00	3.90%	1.19%	1.19%	3.80%		—	277,346
December 31, 2006	1.00	3.82%	1.19%	1.19%	3.78%		—	208,148
December 31, 2005	1.00	2.00%	1.17%	1.17%	1.96%		—	185,365
December 31, 2004	1.00	0.23%	1.19%	1.10%	0.20%		—	167,678
December 31, 2003	1.00	0.01%	1.22%	1.11%	0.01%		—	232,493

  *  Since the commencement of operations: May 1, 2003—Inverse Government Long Bond Strategy Fund; May 3, 2004—Inverse Mid-Cap Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, and Large-Cap Growth Fund; October 27, 2006—Russell 2000® 2x Strategy Fund.

  **  Annualized

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

PROSPECTUS
123

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Banking Fund
December 31, 2007	$32.44	$.56	$(9.32)	$(8.76)	$(0.88)	$—	$(0.88)
December 31, 2006	29.69	.44	2.89	3.33	(.58)	—	(.58)
December 31, 2005	36.29	.44	(1.52)	(1.08)	(.49)	(5.03)	(5.52)
December 31, 2004	32.50	.35	4.38	4.73	(.11)	(.83)	(.94)
December 31, 2003	24.95	.36	7.52	7.88	(.33)	—	(.33)
Basic Materials Fund
December 31, 2007	33.33	.11	11.21	11.32	(.05)	(2.94)	(2.99)
December 31, 2006	27.87	.32	5.90	6.22	(.31)	(.45)	(.76)
December 31, 2005	32.66	.12	.80	.92	(.13)	(5.58)	(5.71)
December 31, 2004	27.69	.09	5.58	5.67	(.01)	(.69)	(.70)
December 31, 2003	21.07	.04	6.59	6.63	(.01)	—	(.01)
Biotechnology Fund
December 31, 2007	20.66	(.26)	1.17	.91	—	—	—
December 31, 2006	21.37	(.32)	(.39)	(.71)	—	—	—
December 31, 2005	19.31	(.31)	2.37	2.06	—	—	—
December 31, 2004	19.10	(.29)	.50	.21	—	—	—
December 31, 2003	13.44	(.28)	5.94	5.66	—	—	—
Consumer Products Fund
December 31, 2007	36.55	.42	3.69	4.11	(.69)	(2.95)	(3.64)
December 31, 2006	31.63	.48	5.03	5.51	(.27)	(.32)	(.59)
December 31, 2005	32.95	.14	(.26)	(.12)	(.17)	(1.03)	(1.20)
December 31, 2004	29.39	.11	3.78	3.89	(.01)	(.32)	(.33)
December 31, 2003	24.36	.01	5.29	5.30	(.02)	(.25)	(.27)
Electronics Fund
December 31, 2007	14.02	(.11)	(.24)	(.35)	—	—	—
December 31, 2006	13.68	(.15)	.49	.34	—	—	—
December 31, 2005	13.17	(.16)	.67	.51	—	—	—
December 31, 2004	16.88	(.20)	(3.51)	(3.71)	—	—	—
December 31, 2003	9.94	(.21)	7.15	6.94	—	—	—
Energy Fund
December 31, 2007	33.14	(.11)	11.01	10.90	—	(4.21)	(4.21)
December 31, 2006	39.20	(.13)	5.28	5.15	—	(11.21)	(11.21)
December 31, 2005	29.68	— §	11.44	11.44	(.01)	(1.91)	(1.92)
December 31, 2004	22.45	.01	7.23	7.24	(— )§	(.01)	(.01)
December 31, 2003	18.25	.01	4.19	4.20	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Banking Fund
December 31, 2007	$(9.64)	$22.80	(27.08)%	1.59%	1.85%	405%	$9,186
December 31, 2006	2.75	32.44	11.25%	1.59%	1.42%	259%	24,348
December 31, 2005	(6.60)	29.69	(2.77)%	1.58%	1.34%	532%	14,580
December 31, 2004	3.79	36.29	14.74%	1.59%	1.02%	884%	21,920
December 31, 2003	7.55	32.50	31.74%	1.65%	1.24%	1,268%	17,115
Basic Materials Fund
December 31, 2007	8.33	41.66	33.97%	1.58%	0.28%	244%	95,591
December 31, 2006	5.46	33.33	22.29%	1.60%	1.02%	225%	58,622
December 31, 2005	(4.79)	27.87	4.04%	1.57%	0.41%	364%	28,317
December 31, 2004	4.97	32.66	20.83%	1.59%	0.30%	725%	46,162
December 31, 2003	6.62	27.69	31.46%	1.67%	0.17%	1,175%	44,561
Biotechnology Fund
December 31, 2007	.91	21.57	4.40%	1.59%	(1.20)%	660%	13,927
December 31, 2006	(.71)	20.66	(3.32)%	1.59%	(1.48)%	379%	10,754
December 31, 2005	2.06	21.37	10.67%	1.66%	(1.59)%	652%	36,086
December 31, 2004	.21	19.31	1.10%	1.59%	(1.51)%	1,169%	6,588
December 31, 2003	5.66	19.10	42.11%	1.64%	(1.61)%	1,475%	12,557
Consumer Products Fund
December 31, 2007	.47	37.02	11.08%	1.59%	1.10%	260%	40,847
December 31, 2006	4.92	36.55	17.42%	1.59%	1.41%	219%	43,007
December 31, 2005	(1.32)	31.63	(0.40)%	1.58%	0.42%	357%	22,177
December 31, 2004	3.56	32.95	13.30%	1.59%	0.36%	730%	24,433
December 31, 2003	5.03	29.39	21.86%	1.63%	0.12%	936%	8,818
Electronics Fund
December 31, 2007	(.35)	13.67	(2.50)%	1.59%	(0.73)%	1,009%	2,943
December 31, 2006	.34	14.02	2.49%	1.59%	(1.02)%	477%	3,856
December 31, 2005	.51	13.68	3.87%	1.62%	(1.24)%	1,136%	8,306
December 31, 2004	(3.71)	13.17	(21.98)%	1.59%	(1.34)%	1,325%	12,289
December 31, 2003	6.94	16.88	69.82%	1.65%	(1.51)%	1,264%	27,918
Energy Fund
December 31, 2007	6.69	39.83	33.22%	1.58%	(0.27)%	217%	101,458
December 31, 2006	(6.06)	33.14	11.93%	1.59%	(0.31)%	146%	70,190
December 31, 2005	9.52	39.20	38.54%	1.59%	(0.01)%	351%	83,437
December 31, 2004	7.23	29.68	32.27%	1.58%	0.04%	542%	60,501
December 31, 2003	4.20	22.45	23.01%	1.66%	0.04%	1,225%	31,832

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

124

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Energy Services Fund
December 31, 2007	$29.79	$(.34)	$11.37	$11.03	$—	$(2.15)	$(2.15)
December 31, 2006	30.92	(.37)	4.01	3.64	—	(4.77)	(4.77)
December 31, 2005	20.85	(.30)	10.37	10.07	—	—	—
December 31, 2004	15.59	(.22)	5.48	5.26	—	—	—
December 31, 2003	14.38	(.16)	1.37	1.21	—	—	—
Financial Services Fund
December 31, 2007	32.18	.28	(6.23)	(5.95)	(.66)	(3.61)	(4.27)
December 31, 2006	29.10	.26	4.59	4.85	(.39)	(1.38)	(1.77)
December 31, 2005	30.38	.28	.67	.95	(.25)	(1.98)	(2.23)
December 31, 2004	26.00	.23	4.21	4.44	(.06)	—	(.06)
December 31, 2003	20.19	.14	5.70	5.84	(.03)	—	(.03)
Health Care Fund
December 31, 2007	28.41	(.01)	1.73	1.72	—	(.52)	(.52)
December 31, 2006	28.17	(.15)	1.59	1.44	—	(1.20)	(1.20)
December 31, 2005	25.46	(.16)	2.87	2.71	—	—	—
December 31, 2004	24.28	(.16)	1.65	1.49	—	(.31)	(.31)
December 31, 2003	18.71	(.19)	5.76	5.57	—	—	—
Internet Fund
December 31, 2007	16.17	(.05)	1.73	1.68	—	—	—
December 31, 2006	14.74	(.21)	1.64	1.43	—	—	—
December 31, 2005	17.01	(.21)	(.13)	(.34)	—	(1.93)	(1.93)
December 31, 2004	14.68	(.23)	2.56	2.33	—	—	—
December 31, 2003	8.93	(.20)	5.95	5.75	—	—	—
Leisure Fund
December 31, 2007	26.19	(.04)	(.51)	(.55)	—	(4.42)	(4.42)
December 31, 2006	21.96	(.02)	5.17	5.15	—	(.92)	(.92)
December 31, 2005	25.39	(.19)	(1.03)	(1.22)	—	(2.21)	(2.21)
December 31, 2004	20.80	(.17)	5.07	4.90	—	(.31)	(.31)
December 31, 2003	15.42	(.08)	5.46	5.38	—	—	—
Precious Metals Fund
December 31, 2007	12.58	(.10)	2.56	2.46	—	—	—
December 31, 2006	10.36	(.03)	2.25	2.22	—	—	—
December 31, 2005	8.57	(.02)	1.81	1.79	—	—	—
December 31, 2004	9.99	(.05)	(1.37)	(1.42)	—	—	—
December 31, 2003	7.09	(.03)	2.93	2.90	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Energy Services Fund
December 31, 2007	$8.88	$38.67	37.10%	1.58%	(0.91)%	193%	$95,917
December 31, 2006	(1.13)	29.79	10.98%	1.59%	(1.08)%	184%	43,910
December 31, 2005	10.07	30.92	48.30%	1.61%	(1.17)%	317%	79,722
December 31, 2004	5.26	20.85	33.74%	1.58%	(1.19)%	808%	29,316
December 31, 2003	1.21	15.59	8.41%	1.65%	(1.13)%	2,691%	7,754
Financial Services Fund
December 31, 2007	(10.22)	21.96	(18.80)%	1.59%	0.90%	525%	17,508
December 31, 2006	3.08	32.18	16.73%	1.59%	0.83%	330%	50,190
December 31, 2005	(1.28)	29.10	3.38%	1.59%	0.94%	549%	36,839
December 31, 2004	4.38	30.38	17.12%	1.59%	0.84%	762%	45,180
December 31, 2003	5.81	26.00	28.92%	1.64%	0.61%	2,039%	15,581
Health Care Fund
December 31, 2007	1.20	29.61	6.02%	1.59%	(0.02)%	424%	37,521
December 31, 2006	.24	28.41	5.11%	1.59%	(0.52)%	251%	40,825
December 31, 2005	2.71	28.17	10.64%	1.60%	(0.62)%	330%	51,692
December 31, 2004	1.18	25.46	6.22%	1.59%	(0.67)%	629%	30,435
December 31, 2003	5.57	24.28	29.77%	1.64%	(0.88)%	1,222%	27,880
Internet Fund
December 31, 2007	1.68	17.85	10.39%	1.54%	(0.29)%	432%	24,937
December 31, 2006	1.43	16.17	9.70%	1.58%	(1.33)%	420%	9,381
December 31, 2005	(2.27)	14.74	(1.38)%	1.61%	(1.36)%	676%	20,959
December 31, 2004	2.33	17.01	15.87%	1.58%	(1.49)%	693%	36,922
December 31, 2003	5.75	14.68	64.39%	1.65%	(1.59)%	957%	25,101
Leisure Fund
December 31, 2007	(4.97)	21.22	(2.54)%	1.59%	(0.14)%	171%	15,311
December 31, 2006	4.23	26.19	23.47%	1.60%	(0.07)%	221%	37,699
December 31, 2005	(3.43)	21.96	(4.87)%	1.56%	(0.79)%	369%	13,961
December 31, 2004	4.59	25.39	23.86%	1.58%	(0.74)%	663%	51,755
December 31, 2003	5.38	20.80	34.89%	1.65%	(0.41)%	1,353%	30,016
Precious Metals Fund
December 31, 2007	2.46	15.04	19.55%	1.45%	(0.71)%	268%	91,613
December 31, 2006	2.22	12.58	21.43%	1.49%	(0.26)%	228%	62,910
December 31, 2005	1.79	10.36	20.89%	1.57%	(0.24)%	308%	68,241
December 31, 2004	(1.42)	8.57	(14.21)%	1.46%	(0.54)%	519%	35,043
December 31, 2003	2.90	9.99	40.90%	1.54%	(0.38)%	658%	44,606

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

PROSPECTUS
125

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Retailing Fund
December 31, 2007	$29.78	$(.24)	$(2.95)	$(3.19)	$—	$(15.32)	$(15.32)
December 31, 2006	27.85	(.11)	2.92	2.81	—	(.88)	(.88)
December 31, 2005	26.65	(.25)	1.70	1.45	—	(.25)	(.25)
December 31, 2004	25.99	(.22)	2.62	2.40	—	(1.74)	(1.74)
December 31, 2003	19.29	(.25)	7.05	6.80	—	(.10)	(.10)
Technology Fund
December 31, 2007	14.74	(.15)	1.68	1.53	—	—	—
December 31, 2006	13.92	(.16)	.98	.82	—	—	—
December 31, 2005	13.50	(.16)	.58	.42	—	—	—
December 31, 2004	14.88	(.05)	.03	(.02)	—	(1.36)	(1.36)
December 31, 2003	9.92	(.18)	6.21	6.03	—	(1.07)	(1.07)
Telecommunications Fund
December 31, 2007	21.91	.05	1.97	2.02	(.04)	—	(.04)
December 31, 2006	18.81	.15	3.52	3.67	(.29)	(.28)	(.57)
December 31, 2005	20.53	.19	.06	.25	—	(1.97)	(1.97)
December 31, 2004	18.22	(.02)	2.33	2.31	—	—	—
December 31, 2003	13.63	(.03)	4.62	4.59	—	(— )§	(— )§
Transportation Fund
December 31, 2007	35.05	(.04)	(2.24)	(2.28)	—	(17.92)	(17.92)
December 31, 2006	32.64	(.24)	2.65	2.41	—	—	—
December 31, 2005	31.45	(.19)	2.64	2.45	—	(1.26)	(1.26)
December 31, 2004	25.97	(.20)	6.09	5.89	—	(.41)	(.41)
December 31, 2003	21.55	(.15)	4.57	4.42	—	—	—
Utilities Fund
December 31, 2007	22.38	.32	2.59	2.91	(.39)	(2.61)	(3.00)
December 31, 2006	19.09	.36	3.64	4.00	(.49)	(.22)	(.71)
December 31, 2005	17.34	.34	1.50	1.84	(.09)	—	(.09)
December 31, 2004	14.96	.33	2.24	2.57	(.19)	—	(.19)
December 31, 2003	12.24	.31	2.77	3.08	(.36)	—	(.36)

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Retailing Fund
December 31, 2007	$(18.51)	$11.27	(12.60)%	1.60%	(0.81)%	182%	$4,651
December 31, 2006	1.93	29.78	10.08%	1.59%	(0.37)%	227%	28,306
December 31, 2005	1.20	27.85	5.48%	1.58%	(0.90)%	421%	17,616
December 31, 2004	.66	26.65	10.06%	1.58%	(0.83)%	609%	20,800
December 31, 2003	6.70	25.99	35.27%	1.64%	(1.04)%	785%	15,149
Technology Fund
December 31, 2007	1.53	16.27	10.38%	1.56%	(0.91)%	584%	33,123
December 31, 2006	.82	14.74	5.89%	1.59%	(1.09)%	403%	23,215
December 31, 2005	.42	13.92	3.11%	1.62%	(1.21)%	541%	19,145
December 31, 2004	(1.38)	13.50	1.15%	1.58%	(0.36)%	767%	19,919
December 31, 2003	4.96	14.88	61.32%	1.64%	(1.39)%	1,302%	20,641
Telecommunications Fund
December 31, 2007	1.98	23.89	9.23%	1.58%	0.20%	295%	31,781
December 31, 2006	3.10	21.91	19.51%	1.59%	0.72%	264%	33,337
December 31, 2005	(1.72)	18.81	1.16%	1.60%	0.98%	362%	16,898
December 31, 2004	2.31	20.53	12.68%	1.58%	(0.08)%	809%	30,191
December 31, 2003	4.59	18.22	33.68%	1.64%	(0.19)%	974%	14,543
Transportation Fund
December 31, 2007	(20.20)	14.85	(8.75)%	1.60%	(0.12)%	284%	8,513
December 31, 2006	2.41	35.05	7.38%	1.59%	(0.68)%	249%	29,549
December 31, 2005	1.19	32.64	8.48%	1.58%	(0.63)%	258%	31,378
December 31, 2004	5.48	31.45	22.99%	1.57%	(0.71)%	473%	47,333
December 31, 2003	4.42	25.97	20.51%	1.64%	(0.65)%	1,045%	8,032
Utilities Fund
December 31, 2007	(.09)	22.29	12.86%	1.58%	1.32%	244%	65,532
December 31, 2006	3.29	22.38	20.96%	1.59%	1.73%	169%	71,719
December 31, 2005	1.75	19.09	10.56%	1.60%	1.80%	342%	39,943
December 31, 2004	2.38	17.34	17.31%	1.57%	2.06%	904%	21,902
December 31, 2003	2.72	14.96	25.40%	1.62%	2.29%	1,491%	13,430

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

126

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Multi-Cap Core Equity Fund
December 31, 2007	$28.60	$.16	$(1.63)	$(1.47)	$(.17)	$(2.32)	$(2.49)	$(3.96)
December 31, 2006	25.04	.08	3.52	3.60	(.01)	(.03)	(.04)	3.56
December 31, 2005*	25.00	.01	.03	.04	—	—	—	.04
Sector Rotation Fund
December 31, 2007	13.47	(.02)	3.10	3.08	—	(1.22)	(1.22)	1.86
December 31, 2006	12.68	(.02)	1.48	1.46	—	(.67)	(.67)	.79
December 31, 2005	11.16	(.02)	1.54	1.52	—	—	—	1.52
December 31, 2004	10.08	(.05)	1.13	1.08	—	—	—	1.08
December 31, 2003	7.76	(.07)	2.39	2.32	—	—	—	2.32
Absolute Return Strategies Fund
December 31, 2007	26.20	.74	.27	1.01	(1.00)	(.26)	(1.26)	(.25)
December 31, 2006	25.20	.80	.87	1.67	(.30)	(.37)	(.67)	1.00
December 31, 2005*	25.00	.05	.15	.20	—	—	—	.20
Commodities Strategy Fund
December 31, 2007	18.15	.71	4.92	5.63	—	—	—	5.63
December 31, 2006	22.10	.50	(4.45)	(3.95)	—	—	—	(3.95)
December 31, 2005*	25.00	.14	(2.98)	(2.84)	(.06)	—	(.06)	(2.90)
Hedged Equity Fund
December 31, 2007	26.34	.88	(.03)	.85	(1.25)	(.40)	(1.65)	(.80)
December 31, 2006	25.21	.84	1.23	2.07	(.33)	(.61)	(.94)	1.13
December 31, 2005*	25.00	.04	.20	.24	(.03)	—	(.03)	.21
Real Estate Fund
December 31, 2007	50.25	.63	(10.02)	(9.39)	(1.09)	(5.42)	(6.51)	(15.90)
December 31, 2006	40.30	.72	11.68	12.40	(.83)	(1.62)	(2.45)	9.95
December 31, 2005	38.02	.71	2.01	2.72	(.44)	—	(.44)	2.28
December 31, 2004	30.25	1.02	7.79	8.81	(.14)	(.90)	(1.04)	7.77
December 31, 2003	24.96	.94	6.62	7.56	(.85)	(1.42)	(2.27)	5.29
Strenghthening Dollar 2x Strategy Fund (Formerly, Dynamic Strengthening Dollar Fund)
December 31, 2007	22.59	.70	(3.16)	(2.46)	—	—	—	(2.46)
December 31, 2006	25.62	.79	(3.51)	(2.72)	(.31)	—	(.31)	(3.03)
December 31, 2005*	25.00	.14	.65	.79	(.17)	—	(.17)	.62
Weakening Dollar 2x Strategy Fund (Formerly, Dynamic Weakening Dollar Fund)
December 31, 2007	27.51	.89	4.15	5.04	(3.95)	—	(3.95)	1.09
December 31, 2006	24.31	.93	3.14	4.07	(.86)	(.01)	(.87)	3.20
December 31, 2005*	25.00	.15	(.78)	(.63)	(.06)	—	(.06)	(.69)

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return†††	Total Expenses	Net Expenses	Operating Expenses		Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Multi-Cap Core Equity Fund
December 31, 2007	$24.64	(5.26)%	1.27%	1.27%	1.27%		0.55%	245%	$6,260
December 31, 2006	28.60	14.36%	1.43%	1.43%	1.43%		0.29%	171%	8,358
December 31, 2005*	25.04	0.16%	1.67%**	1.67%**	1.67	%**	0.33%**	8%	2,860
Sector Rotation Fund
December 31, 2007	15.33	22.75%	1.61%	1.61%	1.61%		(0.15)%	277%	130,166
December 31, 2006	13.47	11.47%	1.64%	1.64%	1.64%		(0.16)%	353%	87,673
December 31, 2005	12.68	13.62%	1.70%	1.70%	1.70%		(0.20)%	281%	61,834
December 31, 2004	11.16	10.71%	1.63%	1.63%	1.63%		(0.52)%	333%	27,747
December 31, 2003	10.08	29.97%	1.70%	1.70%	1.70%		(0.78)%	401%	20,594
Absolute Return Strategies Fund
December 31, 2007	25.95	3.84%	1.69%	1.69%	1.17	%††	2.72%	421%	31,437
December 31, 2006	26.20	6.64%	1.70%	1.70%	1.16	%††	3.08%	309%	22,557
December 31, 2005*	25.20	0.80%	1.45%**	1.45%**	1.20	%**††	2.28%**	19%	3,323
Commodities Strategy Fund
December 31, 2007	23.78	31.02%	1.48%	1.28%	1.28%		3.52%	346%	43,624
December 31, 2006	18.15	(17.87)%	1.50%	1.31%	1.31%		2.34%	109%	20,269
December 31, 2005*	22.10	(11.34)%	1.64%**	1.64%**	1.64	%**	2.41%**	—	28,187
Hedged Equity Fund
December 31, 2007	25.54	3.16%	1.81%	1.81%	1.18	%††	3.25%	413%	10,509
December 31, 2006	26.34	8.20%	1.93%	1.93%	1.15	%††	3.21%	360%	13,337
December 31, 2005*	25.21	0.94%	1.96%**	1.96%**	1.19	%**††	1.62%**	10%	3,376
Real Estate Fund
December 31, 2007	34.35	(19.12)%	1.60%	1.60%	1.60%		1.28%	226%	31,757
December 31, 2006	50.25	30.72%	1.60%	1.60%	1.60%		1.54%	532%	83,181
December 31, 2005	40.30	7.15%	1.59%	1.59%	1.59%		1.84%	774%	29,074
December 31, 2004	38.02	29.54%	1.59%	1.59%	1.59%		3.06%	1,139%	26,915
December 31, 2003	30.25	30.31%	1.64%	1.64%	1.64%		3.26%	1,478%	12,183
Strenghthening Dollar 2x Strategy Fund (Formerly, Dynamic Strengthening Dollar Fund)
December 31, 2007	20.13	(10.89)%	1.61%	1.61%	1.61%		3.26%	—	4,006
December 31, 2006	22.59	(10.63)%	1.65%	1.65%	1.65%		3.33%	—	3,067
December 31, 2005*	25.62	3.16%	1.78%**	1.78%**	1.78	%**	2.11%**	—	1,250
Weakening Dollar 2x Strategy Fund (Formerly, Dynamic Weakening Dollar Fund)
December 31, 2007	28.60	18.12%	1.64%	1.64%	1.64%		3.02%	—	13,579
December 31, 2006	27.51	16.72%	1.65%	1.65%	1.65%		3.46%	—	11,155
December 31, 2005*	24.31	(2.53)%	1.76%**	1.76%**	1.76	%**	2.28%**	—	2,954

  *  Since the commencement of operations: September 30, 2005—Commodities Strategy Fund, Strenthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund; November 29, 2005—Absolute Return Strategies Fund, Hedged Equity Fund, and Multi-Cap Core Equity Fund.

  **  Annualized

  †  Calculated using the average daily shares outstanding for the year.

  ††  Operating Expenses exclude short dividends expense.

  †††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

PROSPECTUS
127

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income†	Net Realized and Unrealized Gains on Investments	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income§	Distributions from Net Realized Gains§	Total Distributions
Essential Portfolio Conservative Fund
December 31, 2007	$25.09	$.61	$1.00	$1.61	$(.33)	$(.69)	$(1.02)
December 31, 2006*	25.00	.45	(.02)	.43	(.33)	(.01)	(.34)
Essential Portfolio Moderate Fund
December 31, 2007	25.01	.36	1.27	1.63	(.22)	(.46)	(.68)
December 31, 2006*	25.00	1.35	(.61)	.74	(.72)	(.01)	(.73)
Essential Portfolio Aggressive Fund
December 31, 2007	24.48	.29	1.32	1.61	(.17)	(.71)	(.88)
December 31, 2006*	25.00	1.85	(1.10)	.75	(1.24)	(.03)	(1.27)

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses†††	Net Investment Income		Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Essential Portfolio Conservative Fund
December 31, 2007	$.59	$25.68	6.45%	0.03%	2.33%		395%	$5,439
December 31, 2006*	.09	25.09	1.71%	—	9.77	%**	18%	432
Essential Portfolio Moderate Fund
December 31, 2007	.95	25.96	6.56%	0.01%	1.36%		269%	14,285
December 31, 2006*	.01	25.01	2.98%	—	28.35	%**	20%	3,508
Essential Portfolio Aggressive Fund
December 31, 2007	.73	25.21	6.64%	0.01%	1.12%		300%	6,874
December 31, 2006*	(.52)	24.48	3.02%	—	39.87	%**	34%	542

  *  Since the commencement of operations: October 27, 2006.

  **  Income ratios for the year ended December 31, 2006 were calculated for an abbreviated time frame and are not indicative of future class performance, and are annualized.

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  †††  Does not include expenses of the underlying funds in which the Funds invest.

  §  For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

128

INDEX PUBLISHERS INFORMATION

Standard & Poor's

The S&P 500 2x Strategy, Inverse S&P 500 Strategy, Mid-Cap 1.5x Strategy, Nova, Large-Cap Growth, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Growth, Small-Cap Value and Commodities Strategy Funds (the "Rydex S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") or Citigroup Global Markets, Inc. ("Citigroup"). Neither S&P nor Citigroup makes any representation, condition, warranty, express or implied, to the owners of the Rydex S&P Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex S&P Funds particularly or the ability of the S&P 500® Index, S&P MidCap 400® Index, S&P 500/Citigroup Pure Growth Index, S&P 500/Citigroup Pure Value Index, S&P MidCap 400/Citigroup Pure Growth Index, S&P MidCap 400/Citigroup Pure Value Index, S&P SmallCap 600/Citigroup Pure Growth Index, S&P SmallCap 600/Citigroup Pure Value Index and S&P GSCITM Commodity Index (the "S&P Indices") to track general stock market performance. S&P's and Citigroup's only relationship to Rydex Investments ("Licensee") is the licensing of certain of their trademarks and of the S&P Indices which are determined, composed and calculated by S&P without regard to Licensee or the Rydex S&P Funds. S&P and Citigroup have no obligation to take the needs of Licensee or the owners of the Rydex S&P Funds into consideration in determining, composing or calculating the S&P Indices. Neither S&P nor Citigroup are responsible for and have not participated in the determination of the prices and amount of the Rydex S&P Funds or the timing of the issuance or sale of the Rydex S&P Funds or in the determination or calculation of the equation by which the Rydex S&P Funds are to be converted into cash. S&P and Citigroup have no obligation or liability in connection with the administration, marketing, or trading of the Rydex S&P Funds.

S&P and Citigroup do not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein and S&P and Citigroup shall have no liability for any errors, omissions, or interruptions therein. S&P and Citigroup make no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Rydex S&P Funds, or any other person or entity from the use of the S&P Indices or any data included therein. S&P and Citigroup make no express or implied warranties or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P or Citigroup have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

Dow Jones

STOXX and Dow Jones have no relationship to Rydex Investments, other than the licensing of the Dow Jones Industrial AverageSM (DJIA) and the Dow Jones STOXX Index (the "Rydex Dow Jones Indices") and the related trademarks for use in connection with the Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund and Europe 1.25x Strategy Fund (the "Rydex Dow Jones Funds"). "Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM," and "STOXX," are service marks of Dow Jones & Company, Inc.

STOXX and Dow Jones do not:

• Sponsor, endorse, sell or promote the Rydex Dow Jones Funds.

• Recommend that any person invest in the Rydex Dow Jones Funds or any other securities.

• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Rydex Dow Jones Funds.

• Have any responsibility or liability for the administration, management or marketing of the Rydex Dow Jones Funds.

• Consider the needs of the Dow Jones Funds or the owners of the Rydex Dow Jones Funds in determining, composing or calculating the relevant index or have any obligation to do so.

STOXX and Dow Jones will not have any liability in connection with the Rydex Dow Jones Funds. Specifically:

• STOXX and Dow Jones do not make any warranty, expressed or implied, and Dow Jones disclaims and warranty about:

• The results to be obtained by the Rydex Dow Jones Funds, the owner of the Rydex Dow Jones Funds, or any other person in connection with the use of the Dow Jones Indices and the data included in the Dow Jones Indices;

• The accuracy or completeness of the Dow Jones Indices and their data;

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• The merchantability and the fitness for a particular purpose or use of the Dow Jones Indices and their data;

• STOXX and Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Jones Indices or their data;

• Under no circumstances will STOXX or Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or Dow Jones knows that they might occur.

The licensing agreement between Rydex Investments and STOXX and Dow Jones is solely for their benefit and not for the benefit of the owners of the Rydex Dow Jones Funds or any other third parties.

NASDAQ OMX Group, Inc.

The NASDAQ-100® 2x Strategy, Inverse NASDAQ-100® Strategy, and NASDAQ-100® Funds (the "Rydex NASDAQ Funds") are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Rydex NASDAQ Funds. The Corporations make no representation or warranty, express or implied to the owners of the Rydex NASDAQ Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex NASDAQ Funds particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance. The Corporations' only relationship to Rydex Investments ("Licensee") is in the licensing of the NASDAQ®, NASDAQ-100®, NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by the Corporations without regard to Licensee or the Rydex NASDAQ Funds. The Corporations have no obligation to take the needs of the Licensee or the owners of the Rydex NASDAQ Funds into consideration in determining, composing or calculating the NASDAQ-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Rydex NASDAQ Funds to be issued or in the determination or calculation of the equation by which the Rydex NASDAQ Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Rydex NASDAQ Funds.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the NASDAQ-100 Index® or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the Rydex NASDAQ Funds, or any other person or entity from the use of the NASDAQ-100 Index® or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the NASDAQ-100 Index® or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of such damages.

Frank Russell Company

The Russell 2000® 2x Strategy, Inverse Russell 2000® Strategy, and Russell 2000® 1.5x Strategy Funds (the "Rydex Russell Funds") are not sponsored or endorsed by, nor in any way affiliated with Frank Russell Company ("Russell"). Russell is not responsible for and has not reviewed the Russell Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000® Index (the "Russell Index") which is a trademark/service mark of Russell. Russell has no obligation to take the needs of any of the Rydex Russell Funds or their participants or any other product or person into consideration in determining, composing or calculating the Russell Index.

Russell's publication of the Russell Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Index is based.

Russell makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell Index or any data included in the Russell Index. Russell makes no representation, warranty or guarantee regarding the use, or the results of use, of the Russell Index or any data included therein, or any security (or combination thereof) comprising the Russell Index. Russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell Index or any data or any security (or combination thereof) included therein.

Russell® is a trademark of the Frank Russell Company.

130

ICE Futures U.S., Inc.

The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds (the "Products") are not sponsored, endorsed, sold or promoted by ICE Futures U.S., Inc. ("ICE Futures"). ICE Futures makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the U.S. Dollar Index®, to track market performance of either Product. ICE Futures' only relationship to Rydex Investments ("Licensee") is the licensing of certain names and marks and of the U.S. Dollar Index®, which is determined, composed and calculated without regard to the Licensee or the Products. ICE Futures has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing or calculating the U.S. Dollar Index®. ICE Futures is not responsible for and has not participated in any determination or calculation made with respect to the issuance or redemption of interests in the Products. ICE Futures has no obligation or liability in connection with the administration, purchase, sale marketing, promotion or trading of the Products.

Ice Futures does not guarantee the accuracy and/or the completeness of the U.S. Dollar Index® or any data included therein. Ice Futures makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Products, or any other person or entity from the use of the U.S. Dollar Index® or any data included therein in connection with the rights licensed hereunder, in connection with the purchase, sale or trading of any Product, or for any other use. Ice Futures makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the U.S. Dollar Index® or nay data included therein. Without limiting any of the foregoing, in no event shall Ice Futures have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

More information about the Index Publishers is located in the SAI.

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ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2008. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the Annual and Semi-Annual Reports. Also, in the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available primarily for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds' SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Rydex Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

VTSB-1-0408x0409

THE RYDEX VARIABLE TRUST PROSPECTUS

MAY 1, 2008

DOMESTIC EQUITY FUNDS

INVERSE S&P 500 STRATEGY
(FORMERLY, INVERSE S&P 500)

NOVA

NASDAQ-100® (FORMERLY, OTC)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

DOMESTIC EQUITY FUNDS

5	INVERSE S&P 500 STRATEGY FUND

6	NOVA FUND

7	NASDAQ-100® FUND

8	PRINCIPAL RISKS OF INVESTING IN THE FUNDS

9	DESCRIPTIONS OF PRINCIPAL RISKS

12	FUND PERFORMANCE

14	FUND FEES AND EXPENSES

15	MORE INFORMATION ABOUT THE FUNDS

15	BENCHMARKS AND INVESTMENT METHODOLOGY

17	PURCHASING AND REDEEMING SHARES

18	DIVIDENDS, DISTRIBUTIONS, AND TAXES

18	MANAGEMENT OF THE FUNDS

21	FINANCIAL HIGHLIGHTS

22	INDEX PUBLISHERS INFORMATION

BC	ADDITIONAL INFORMATION

2

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios ("funds") that are grouped into several categories according to each fund's investment strategy. This Prospectus describes shares of the Inverse S&P 500 Strategy Fund, Nova Fund, and NASDAQ-100® Fund (the "Funds"). The Funds are advised by PADCO Advisors II, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

Shares of the Funds are available primarily for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

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INVERSE S&P 500 STRATEGY FUND
  (FORMERLY, INVERSE S&P 500 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse S&P 500 Strategy Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index and may invest to a significant extent in derivatives and other instruments whose performance is expected to be opposite the underlying index, such as futures contracts, and options on securities, futures contracts, and stock indices, and swap agreements. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse S&P 500 Strategy Fund is appropriate for investors who expect the S&P 500 Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500 Index goes up.

PRINCIPAL RISKS

The Inverse S&P 500 Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Market Risk • Non-Diversification Risk • Short Sales Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

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NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Nova Fund invests to a significant extent in leveraged derivative instruments, such as futures contracts, and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Nova Fund is appropriate for investors who expect the S&P 500 Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.

PRINCIPAL RISKS

The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

6

NASDAQ-100® FUND
  (FORMERLY, OTC FUND)

FUND INFORMATION

FUND OBJECTIVE

The NASDAQ-100® Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The NASDAQ-100® Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, including ADRs, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The NASDAQ-100® Fund is appropriate for investors who expect the NASDAQ-100 Index® to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index® goes down.

PRINCIPAL RISKS

The NASDAQ-100® Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk	• Large-Capitalization Securities Risk • Market Risk • Non-Diversification Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

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PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

	INVERSE S&P 500 STRATEGY	NOVA	NASDAQ- 100®
ACTIVE TRADING RISK	X	X	X
COUNTERPARTY CREDIT RISK	X	X	X
DEPOSITARY RECEIPT RISK			X
DERIVATIVES RISK	X	X	X
EARLY CLOSING RISK	X	X	X
INDUSTRY CONCENTRATION RISK			X
LARGE-CAPITALIZATION SECURITIES RISK	X	X	X
LEVERAGING RISK		X
MARKET RISK	X	X	X
NON-DIVERSIFICATION RISK	X	X	X
TECHNOLOGY SECTOR CONCENTRATION RISK			X
SHORT SALES RISK	X
TRACKING ERROR RISK	X	X	X
TRADING HALT RISK	X	X	X

8

DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK – A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK – The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

• The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

• Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

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EARLY CLOSING RISK – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

INDUSTRY CONCENTRATION RISK – The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

LARGE-CAPITALIZATION SECURITIES RISK – The Nova and NASDAQ-100 Funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse S&P 500 Strategy Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund will engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. Beacause the Fund's investment strategies involve consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK – The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund or on the investment of the cash generated by the short sale. Similarly, when the Fund sell short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the

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Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

TECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

TRACKING ERROR RISK – Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.

In addition, the Fund, which seeks to track its benchmark on a daily basis, is subject to mathematical compounding which may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK – The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price their outstanding contracts or securities.

PROSPECTUS
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FUND PERFORMANCE

The following bar charts show the performance of shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how a Fund will perform in the future.

INVERSE S&P 500 STRATEGY FUND

Highest Quarter Return (quarter ended 9/30/2002)	17.71%	Lowest Quarter Return (quarter ended 12/31/1998)	-16.89%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS[2]
Inverse S&P 500 Strategy Fund	0.83%	-8.70%	-3.74%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

2 The Fund commenced continuous operations on June 9, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation including returns for each discrete period, were as follows: May 7, 1997 to May 21, 1997, -3.70%; and May 24, 1997 to June 3, 1997, 0.10%.

NOVA FUND

Highest Quarter Return (quarter ended 12/31/1998)	31.57%	Lowest Quarter Return (quarter ended 9/30/2002)	-26.76%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Nova Fund	1.13%	14.88%	2.30%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

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NASDAQ-100® FUND

Highest Quarter Return (quarter ended 12/31/1999)	53.10%	Lowest Quarter Return (quarter ended 9/30/2001)	-37.14%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
NASDAQ-100® Fund	17.82%	14.91%	6.15%
Nasdaq-100 Index®1	19.24%	16.62%	7.96%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ OMX Group, Inc. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS
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FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUNDS SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLES AND EXAMPLES DO NO REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLES AND EXAMPLES WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

	INVERSE S&P 500 STRATEGY FUND	NOVA FUND	NASDAQ-100® FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	0.75%	0.75%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE
OTHER EXPENSES	0.73%	0.71%	0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.63%	1.46%	1.51%

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INVERSE S&P 500 STRATEGY	$166	$514	$887	$1,933
NOVA	$149	$462	$797	$1,746
NASDAQ-100®	$154	$477	$824	$1,802

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MORE INFORMATION ABOUT THE FUNDS:
BENCHMARKS AND INVESTMENT METHODOLOGY

BENCHMARK INFORMATION

The Funds seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
INVERSE S&P 500 STRATEGY FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500® INDEX

NOVA FUND	150% OF THE PERFORMANCE OF THE S&P 500® INDEX

NASDAQ-100® FUND	NASDAQ-100 INDEX®

A BRIEF GUIDE TO THE UNDERLYING INDICES

NASDAQ-100 INDEX®. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. As of December 31, 2007, the NASDAQ-100 Index® included companies with a capitalization range of $2.9 billion to $333 billion.

S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2007, the S&P 500 Index included companies with a capitalization range of $708 million to $511.9 billion.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume: (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 9.28%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended in 2007 of the indices underlying the Funds' benchmarks is as follows: NASDAQ-100 Index® — 15.28%; and S&P 500 Index — 9.28%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

PROSPECTUS
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ADVISOR'S INVESTMENT METHODOLOGY

The Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Nova Fund is invested to achieve returns that exceed the returns of the index underlying its benchmark. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse S&P 500 Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of its underlying index.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Ordinarily, investors may buy shares on any day that the NYSE is open for business (a "Business Day"). In addition, on any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of each Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

PROSPECTUS
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FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). Each insurance company may have different rules about the timing and processing of transaction orders. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV. Each Asset Allocation Fund generally values shares of the underlying funds at their NAV and other investments at market prices. Similarly, the Commodities Strategy Fund will regularly value its investments in structured notes at fair value and other investments at market prices.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors II, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

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The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2007, based on the average daily net assets for each Fund, as set forth beow:

FUND	ADVISORY FEE
INVERSE S&P 500 STRATEGY FUND	0.90%
NOVA FUND	0.75%
NASDAQ-100® FUND	0.75%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Trust's Annual Report to Shareholders, which covers the period January 1, 2007 to December 31, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. In addition to Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

Michael P. Byrum, CFA, President and CIO of Rydex Investments – As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Director of Alternative Investment Strategies – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Senior Portfolio Manager – Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

PROSPECTUS
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Douglas Holmes, CFA, Director of Stock Selection and Asset Allocation – As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2007 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2007 Annual Report is incorporated by reference in the SAI.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Total Distributions
Nova Fund
December 31, 2007	$10.09	$.12	$—	$.12	$(.15)	$—	$—	$(.15)
December 31, 2006	8.56	.11	1.54	1.65	(.12)	—	—	(.12)
December 31, 2005	8.26	.05	.28	.33	(.03)	—	—	(.03)
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—
Inverse S&P 500 Strategy Fund (Formerly, Inverse S&P 500 Fund)
December 31, 2007	43.90	1.35	(1.00)	.35	(2.04)	—	—	(2.04)
December 31, 2006†††	51.50	1.70	(5.60)	(3.90)	(3.70)	—	—	(3.70)
December 31, 2005†††	51.90	.80	(1.20)	(.40)	—	—	—	—
December 31, 2004†††	57.70	(.20)	(5.60)	(5.80)	—	—	—	—
December 31, 2003†††	75.70	(.40)	(17.60)	(18.00)	—	—	—	—
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	15.39	.03	2.71	2.74	(.01)	—	—	(.01)
December 31, 2006	14.55	(.07)	.91	.84	—	—	—	—
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2007	$(.03)	$10.06	1.13%	1.46%	1.12%	94%	$82,191
December 31, 2006	1.53	10.09	19.27%	1.48%	1.18%	211%	134,477
December 31, 2005	.30	8.56	3.97%	1.53%	0.60%	381%	132,018
December 31, 2004	1.05	8.26	14.62%	1.46%	0.41%	654%	130,200
December 31, 2003	2.03	7.21	39.19%	1.54%	0.09%	729%	81,816
Inverse S&P 500 Strategy Fund (Formerly, Inverse S&P 500 Fund)
December 31, 2007	(1.69)	42.21	0.83%	1.63%	3.04%	—	21,581
December 31, 2006†††	(7.60)	43.90	(7.50)%	1.63%	3.29%	—	19,025
December 31, 2005†††	(.40)	51.50	(0.77)%	1.70%	1.46%	—	32,505
December 31, 2004†††	(5.80)	51.90	(10.05)%	1.62%	(0.28)%	—	19,076
December 31, 2003†††	(18.00)	57.70	(23.78)%	1.67%	(0.59)%	—	17,822
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	2.73	18.12	17.82%	1.51%	0.18%	110%	82,492
December 31, 2006	.84	15.39	5.77%	1.49%	(0.50)%	152%	72,871
December 31, 2005	.16	14.55	1.11%	1.50%	(0.68)%	294%	102,487
December 31, 2004	1.23	14.39	9.35%	1.47%	(0.17)%	418%	191,476
December 31, 2003	4.11	13.16	45.41%	1.53%	(1.20)%	482%	127,836

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  †††  Per share amounts for periods ended December 31, 2003—December 31, 2006 have been restated to reflect a 1:10 reverse stock split effective April 23, 2007—See Note 10.

  §  Less than $.01 per share.

PROSPECTUS
21

INDEX PUBLISHERS INFORMATION

Standard & Poor's

The Inverse S&P 500 Strategy and Nova Funds (the "Rydex S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation, condition, warranty, express or implied, to the owners of the Rydex S&P Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex S&P Funds particularly or the ability of the S&P 500® Index (the "S&P Index") to track general stock market performance. S&P's only relationship to Rydex Investments ("Licensee") is the licensing of certain of their trademarks and of the S&P Index which is determined, composed and calculated by S&P without regard to Licensee or the Rydex S&P Funds. S&P has no obligation to take the needs of Licensee or the owners of the Rydex S&P Funds into consideration in determining, composing or calculating the S&P Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Rydex S&P Funds or the timing of the issuance or sale of the Rydex S&P Funds or in the determination or calculation of the equation by which the Rydex S&P Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Rydex S&P Funds.

S&P does not guarantee the accuracy and/or the completeness of the S&P Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Rydex S&P Funds, or any other person or entity from the use of the S&P Index or any data included therein. S&P makes no express or implied warranties or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Index or any data included therein, even if notified of the possibility of such damages.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

NASDAQ OMX Group, Inc.

The NASDAQ-100® Fund (the "Rydex NASDAQ Fund") is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Rydex NASDAQ Fund. The Corporations make no representation or warranty, express or implied to the owners of the Rydex NASDAQ Fund or any member of the public regarding the advisability of investing in securities generally or in the Rydex NASDAQ Fund particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance. The Corporations' only relationship to Rydex Investments ("Licensee") is in the licensing of the NASDAQ®, NASDAQ-100®, and NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by the Corporations without regard to Licensee or the Rydex NASDAQ Fund. The Corporations have no obligation to take the needs of the Licensee or the owners of the Rydex NASDAQ Fund into consideration in determining, composing or calculating the NASDAQ-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Rydex NASDAQ Fund to be issued or in the determination or calculation of the equation by which the Rydex NASDAQ Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Rydex NASDAQ Fund.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the NASDAQ-100 Index® or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the Rydex NASDAQ Fund, or any other person or entity from the use of the NASDAQ-100 Index® or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the NASDAQ-100 Index® or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of such damages.

More information about the Index Publishers is located in the SAI.

22

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2008. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the Annual and Semi-Annual Reports. Also, in the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available primarily for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds' SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Rydex Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

PROSPECTUS
BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

VTPD-1-0408x0409

THE RYDEX VARIABLE TRUST PROSPECTUS

MAY 1, 2008

DOMESTIC EQUITY FUNDS

NOVA

NASDAQ-100® (FORMERLY, OTC)

SECTOR FUNDS

FINANCIAL SERVICES

HEALTH CARE

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

DOMESTIC EQUITY FUNDS

5	NOVA FUND

6	NASDAQ-100® FUND

SECTOR FUNDS

7	FINANCIAL SERVICES FUND

8	HEALTH CARE FUND

9	PRINCIPAL RISKS OF INVESTING IN THE FUNDS

10	DESCRIPTIONS OF PRINCIPAL RISKS

13	FUND PERFORMANCE

15	FUND FEES AND EXPENSES

16	MORE INFORMATION ABOUT THE FUNDS

16	BENCHMARKS AND INVESTMENT METHODOLOGY

18	PURCHASING AND REDEEMING SHARES

19	DIVIDENDS, DISTRIBUTIONS, AND TAXES

20	MANAGEMENT OF THE FUNDS

22	FINANCIAL HIGHLIGHTS

24	INDEX PUBLISHERS INFORMATION

BC	ADDITIONAL INFORMATION

2

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

SECTOR FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios ("funds") that are grouped into several categories according to each fund's investment strategy. This Prospectus describes shares of the following funds (the "Funds") which are grouped into the following categories:

DOMESTIC EQUITY FUNDS – Nova Fund and NASDAQ-100® Fund

SECTOR FUNDS – Financial Services Fund and Health Care Fund

The Funds are advised by PADCO Advisors II, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

Shares of the Funds are available primarily for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

PROSPECTUS
3

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4

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Nova Fund invests to a significant extent in leveraged derivative instruments, such as futures contracts, and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Nova Fund is appropriate for investors who expect the S&P 500 Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.

PRINCIPAL RISKS

The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 10 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
5

NASDAQ-100® FUND
  (FORMERLY, OTC FUND)

FUND INFORMATION

FUND OBJECTIVE

The NASDAQ-100® Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The NASDAQ-100® Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, including ADRs, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The NASDAQ-100® Fund is appropriate for investors who expect the NASDAQ-100 Index® to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index® goes down.

PRINCIPAL RISKS

The NASDAQ-100® Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk	• Large-Capitalization Securities Risk • Market Risk • Non-Diversification Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 10 for a discussion of each of the principal risks that apply to the Fund.

6

FINANCIAL SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Financial Services Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the financial services sector and therefore may be concentrated in an industry or group of industries within the financial services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Financial Services Fund is appropriate for investors who expect the financial services sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the financial services sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Financial Services Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Financial Services Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 10 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
7

HEALTH CARE FUND

FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Health Care Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and therefore may be concentrated in an industry or group of industries within the health care sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Health Care Fund is appropriate for investors who expect the health care sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the health care sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Health Care Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Health Care Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 10 for a discussion of each of the principal risks that apply to the Fund.

8

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

	NOVA	NASDAQ-100®	FINANCIAL SERVICES	HEALTH CARE
ACTIVE TRADING RISK	X	X	X	X
COUNTERPARTY CREDIT RISK	X	X
DEPOSITARY RECEIPT RISK		X	X	X
DERIVATIVES RISK	X	X	X	X
EARLY CLOSING RISK	X	X	X	X
INDUSTRY CONCENTRATION RISK		X
LARGE-CAPITALIZATION SECURITIES RISK	X	X
LEVERAGING RISK	X
MARKET RISK	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK			X	X
NON-DIVERSIFICATION RISK	X	X	X	X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)		X	X	X
SMALL-CAPITALIZATION SECURITIES RISK			X	X
TRACKING ERROR RISK	X	X
TRADING HALT RISK	X	X	X	X

PROSPECTUS
9

DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK – A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK – The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

• The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

• Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

10

EARLY CLOSING RISK – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

INDUSTRY CONCENTRATION RISK – The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

LARGE-CAPITALIZATION SECURITIES RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund will engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. Beacause the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK – The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

MID-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SECTOR CONCENTRATION RISK – The Sector Concentration Risk applicable to each Fund is as follows:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the financial services sector that the Financial Services Fund purchases will underperform the market as a whole. To the extent that the Financial Services Fund's investments are concentrated in issuers conducting business in the financial services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

HEALTH CARE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the health care sector that the Health Care Fund purchases will underperform the market as a whole. To the extent that the Health Care Fund's investments are concentrated in issuers conducting business in the health care sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that

PROSPECTUS
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are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

TECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the technology sector that the NASDAQ-100® Fund purchases will underperform the market as a whole. To the extent that the NASDAQ-100® Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

SMALL-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRACKING ERROR RISK – Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.

In addition, the Nova and NASDAQ-100® Funds, which seek to track their respective benchmarks on a daily basis, are subject to mathematical compounding which may prevent the Funds from correlating with the monthly, quarterly, annual or other period performance of their benchmarks. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK – The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

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FUND PERFORMANCE

The following bar charts show the performance of shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how a Fund will perform in the future.

NOVA FUND

Highest Quarter Return (quarter ended 12/31/1998)	31.57%	Lowest Quarter Return (quarter ended 9/30/2002)	-26.76%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Nova Fund	1.13%	14.88%	2.30%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

NASDAQ-100® FUND

Highest Quarter Return (quarter ended 12/31/1999)	53.10%	Lowest Quarter Return (quarter ended 9/30/2001)	-37.14%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
NASDAQ-100® Fund	17.82%	14.91%	6.15%
NASDAQ-100 Index®1	19.24%	16.62%	7.96%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. Returns reflect no deduction for fees, expenses, or taxes.

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FINANCIAL SERVICES FUND

Highest Quarter Return (quarter ended 6/30/2003)	17.22%	Lowest Quarter Return (quarter ended 9/30/2002)	-19.17%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (07/20/2001)
Financial Services Fund	-18.80%	8.15%	2.88%
S&P 500® Index[1]	5.49%	12.83%	4.87%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

HEALTH CARE FUND

Highest Quarter Return (quarter ended 6/30/2003)	15.44%	Lowest Quarter Return (quarter ended 6/30/2002)	-16.57%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (06/19/2001)
Health Care Fund	6.02%	11.19%	3.78%
S&P 500® Index[1]	5.49%	12.83%	4.80%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

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FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUNDS SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLES AND EXAMPLES DO NO REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLES AND EXAMPLES WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

	NOVA FUND	NASDAQ-100® FUND	FINANCIAL SERVICES FUND	HEALTH CARE FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%	0.75%	0.85%	0.85%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.71%	0.76%	0.74%	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.46%	1.51%	1.59%	1.59%

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
NOVA	$149	$462	$797	$1,746
NASDAQ-100®	$154	$477	$824	$1,802
FINANCIAL SERVICES	$162	$502	$866	$1,889
HEALTH CARE	$162	$502	$866	$1,889

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MORE INFORMATION ABOUT THE FUNDS:
BENCHMARKS AND INVESTMENT METHODOLOGY

BENCHMARK INFORMATION

The Domestic Equity Funds seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
NOVA FUND	150% OF THE PERFORMANCE OF THE S&P 500® INDEX

NASDAQ-100® FUND	NASDAQ-100 INDEX®

A BRIEF GUIDE TO THE UNDERLYING INDICES

NASDAQ-100 INDEX®. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. As of December 31, 2007, the NASDAQ-100 Index® included companies with a capitalization range of $2.9 billion to $333 billion.

S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2007, the S&P 500 Index included companies with a capitalization range of $708 million to $511.9 billion.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume: (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 9.28%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of the Nova Fund.

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ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

DOMESTIC EQUITY FUNDS. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Nova Fund is invested to achieve returns that exceed the returns of the index underlying its benchmark. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for the Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector using Global Industry Classification Standard (GICS) codes. The Advisor then employs a quantitative screen to ensure minimum capitalization and liquidity standards. The resulting portfolio is weighted to meet diversification standards and to generate returns respective of that sector. The Advisor monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representation of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Ordinarily, investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

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Shares of each Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). Each insurance company may have different rules about the timing and processing of transaction orders. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV. Each Asset Allocation Fund generally values shares of the underlying funds at their NAV.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

PROSPECTUS
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Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors II, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2007, based on the average daily net assets for each Fund, as set forth beow:

FUND	ADVISORY FEE
NOVA FUND	0.75%
NASDAQ-100® FUND	0.75%
FINANCIAL SERVICES FUND	0.85%
HEALTH CARE FUND	0.85%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Trust's Annual Report to Shareholders, which covers the period January 1, 2007 to December 31, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. In addition to Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

Michael P. Byrum, CFA, President and CIO of Rydex Investments – As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Director of Alternative Investment Strategies – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research

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and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Senior Portfolio Manager – Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Douglas Holmes, CFA, Director of Stock Selection and Asset Allocation – As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

PROSPECTUS
21

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2007 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2007 Annual Report is incorporated by reference in the SAI.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Total Distributions
Nova Fund
December 31, 2007	$10.09	$.12	$—	$.12	$(.15)	$—	$—	$(.15)
December 31, 2006	8.56	.11	1.54	1.65	(.12)	—	—	(.12)
December 31, 2005	8.26	.05	.28	.33	(.03)	—	—	(.03)
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	15.39	.03	2.71	2.74	(.01)	—	—	(.01)
December 31, 2006	14.55	(.07)	.91	.84	—	—	—	—
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2007	$(.03)	$10.06	1.13%	1.46%	1.12%	94%	$82,191
December 31, 2006	1.53	10.09	19.27%	1.48%	1.18%	211%	134,477
December 31, 2005	.30	8.56	3.97%	1.53%	0.60%	381%	132,018
December 31, 2004	1.05	8.26	14.62%	1.46%	0.41%	654%	130,200
December 31, 2003	2.03	7.21	39.19%	1.54%	0.09%	729%	81,816
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	2.73	18.12	17.82%	1.51%	0.18%	110%	82,492
December 31, 2006	.84	15.39	5.77%	1.49%	(0.50)%	152%	72,871
December 31, 2005	.16	14.55	1.11%	1.50%	(0.68)%	294%	102,487
December 31, 2004	1.23	14.39	9.35%	1.47%	(0.17)%	418%	191,476
December 31, 2003	4.11	13.16	45.41%	1.53%	(1.20)%	482%	127,836

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

22

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Financial Services Fund
December 31, 2007	$32.18	$.28	$(6.23)	$(5.95)	$(.66)	$(3.61)	$(4.27)
December 31, 2006	29.10	.26	4.59	4.85	(.39)	(1.38)	(1.77)
December 31, 2005	30.38	.28	.67	.95	(.25)	(1.98)	(2.23)
December 31, 2004	26.00	.23	4.21	4.44	(.06)	—	(.06)
December 31, 2003	20.19	.14	5.70	5.84	(.03)	—	(.03)
Health Care Fund
December 31, 2007	28.41	(.01)	1.73	1.72	—	(.52)	(.52)
December 31, 2006	28.17	(.15)	1.59	1.44	—	(1.20)	(1.20)
December 31, 2005	25.46	(.16)	2.87	2.71	—	—	—
December 31, 2004	24.28	(.16)	1.65	1.49	—	(.31)	(.31)
December 31, 2003	18.71	(.19)	5.76	5.57	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Financial Services Fund
December 31, 2007	$(10.22)	$21.96	(18.80)%	1.59%	0.90%	525%	$17,508
December 31, 2006	3.08	32.18	16.73%	1.59%	0.83%	330%	50,190
December 31, 2005	(1.28)	29.10	3.38%	1.59%	0.94%	549%	36,839
December 31, 2004	4.38	30.38	17.12%	1.59%	0.84%	762%	45,180
December 31, 2003	5.81	26.00	28.92%	1.64%	0.61%	2,039%	15,581
Health Care Fund
December 31, 2007	1.20	29.61	6.02%	1.59%	(0.02)%	424%	37,521
December 31, 2006	.24	28.41	5.11%	1.59%	(0.52)%	251%	40,825
December 31, 2005	2.71	28.17	10.64%	1.60%	(0.62)%	330%	51,692
December 31, 2004	1.18	25.46	6.22%	1.59%	(0.67)%	629%	30,435
December 31, 2003	5.57	24.28	29.77%	1.64%	(0.88)%	1,222%	27,880

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

PROSPECTUS
23

INDEX PUBLISHERS INFORMATION

Standard & Poor's

The Nova Fund (the "Rydex S&P Fund") is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P does not make any representation, condition, warranty, express or implied, to the owners of the Rydex S&P Fund or any member of the public regarding the advisability of investing in securities generally or in the Rydex S&P Fund particularly or the ability of the S&P 500® Index (the "S&P Index") to track general stock market performance. S&P's only relationship to Rydex Investments ("Licensee") is the licensing of certain of their trademarks and of the S&P Index which is determined, composed and calculated by S&P without regard to Licensee or the Rydex S&P Fund. S&P has no obligation to take the needs of Licensee or the owners of the Rydex S&P Fund into consideration in determining, composing or calculating the S&P Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Rydex S&P Fund or the timing of the issuance or sale of the Rydex S&P Fund or in the determination or calculation of the equation by which the Rydex S&P Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Rydex S&P Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Rydex S&P Fund, or any other person or entity from the use of the S&P Index or any data included therein. S&P makes no express or implied warranties or conditions, and expressly disclaims all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Index or any data included therein, even if notified of the possibility of such damages.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

NASDAQ OMX Group, Inc.

The NASDAQ-100® Fund (the "Rydex NASDAQ Fund") is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Rydex NASDAQ Fund. The Corporations make no representation or warranty, express or implied to the owners of the Rydex NASDAQ Fund or any member of the public regarding the advisability of investing in securities generally or in the Rydex NASDAQ Fund particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance. The Corporations' only relationship to Rydex Investments ("Licensee") is in the licensing of the NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by the Corporations without regard to Licensee or the Rydex NASDAQ Fund. The Corporations have no obligation to take the needs of the Licensee or the owners of the Rydex NASDAQ Fund into consideration in determining, composing or calculating the NASDAQ-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Rydex NASDAQ Fund to be issued or in the determination or calculation of the equation by which the Rydex NASDAQ Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Rydex NASDAQ Fund.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the NASDAQ-100 Index® or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the Rydex NASDAQ Fund, or any other person or entity from the use of the NASDAQ-100 Index® or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the NASDAQ-100 Index® or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of such damages.

More information about the Index Publishers is located in the SAI.

24

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2008. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the Annual and Semi-Annual Reports. Also, in the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available primarily for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds' SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Rydex Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

PROSPECTUS
BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

VTSL-1-0408x0409

THE RYDEX VARIABLE TRUST PROSPECTUS

MAY 1, 2008

DOMESTIC EQUITY FUNDS

NOVA

NASDAQ-100® (FORMERLY, OTC)

SECTOR FUNDS

ENERGY

HEALTH CARE

TECHNOLOGY

UTILITIES

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

DOMESTIC EQUITY FUNDS

5	NOVA FUND

6	NASDAQ-100® FUND

SECTOR FUNDS

7	ENERGY FUND

8	HEALTH CARE FUND

9	TECHNOLOGY FUND

10	UTILITIES FUND

11	PRINCIPAL RISKS OF INVESTING IN THE FUNDS

12	DESCRIPTIONS OF PRINCIPAL RISKS

15	FUND PERFORMANCE

18	FUND FEES AND EXPENSES

19	MORE INFORMATION ABOUT THE FUNDS

19	BENCHMARKS AND INVESTMENT METHODOLOGY

21	PURCHASING AND REDEEMING SHARES

22	DIVIDENDS, DISTRIBUTIONS, AND TAXES

23	MANAGEMENT OF THE FUNDS

25	FINANCIAL HIGHLIGHTS

26	INDEX PUBLISHERS INFORMATION

BC	ADDITIONAL INFORMATION

2

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

SECTOR FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios ("funds") that are grouped into several categories according to each fund's investment strategy. This Prospectus describes shares of the following funds (the "Funds") which are grouped into the following categories:

DOMESTIC EQUITY FUNDS – Nova Fund and NASDAQ-100® Fund

SECTOR FUNDS – Energy Fund, Health Care Fund, Technology Fund, and Utilities Fund

The Funds are advised by PADCO Advisors II, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

Shares of the Funds are available primarily for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

PROSPECTUS
3

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4

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Nova Fund invests to a significant extent in leveraged derivative instruments, such as futures contracts, and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Nova Fund is appropriate for investors who expect the S&P 500 Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.

PRINCIPAL RISKS

The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Derivatives Risk • Early Closing Risk • Large-Capitalization Securities Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 12 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
5

NASDAQ-100® FUND
  (FORMERLY, OTC FUND)

FUND INFORMATION

FUND OBJECTIVE

The NASDAQ-100® Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100 Index® (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The NASDAQ-100® Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, including ADRs, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities. The Fund's underlying index generally includes large-capitalization companies with a capitalization range of $2.9 billion to $333 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The NASDAQ-100® Fund is appropriate for investors who expect the NASDAQ-100 Index® to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index® goes down.

PRINCIPAL RISKS

The NASDAQ-100® Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Industry Concentration Risk	• Large-Capitalization Securities Risk • Market Risk • Non-Diversification Risk • Technology Sector Concentration Risk • Tracking Error Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 12 for a discussion of each of the principal risks that apply to the Fund.

6

ENERGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Energy Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Energy Companies that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy sector and therefore may be concentrated in an industry or group of industries within the energy sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Energy Fund is appropriate for investors who expect the energy sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the energy sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Energy Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Energy Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 12 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
7

HEALTH CARE FUND

FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Health Care Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and therefore may be concentrated in an industry or group of industries within the health care sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Health Care Fund is appropriate for investors who expect the health care sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the health care sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Health Care Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Health Care Sector Concentration Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 12 for a discussion of each of the principal risks that apply to the Fund.

8

TECHNOLOGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Technology Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the technology sector and therefore may be concentrated in an industry or group of industries within the technology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Technology Fund is appropriate for investors who expect the technology sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the technology sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Technology Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Technology Sector Concentration Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 12 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
9

UTILITIES FUND

FUND INFORMATION

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Utilities Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the utilities sector and therefore may be concentrated in an industry or group of industries within the utilities sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Utilities Fund is appropriate for investors who expect the utilities sector of the market to outperform the equity market as a whole and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the utilities sector underperforms the equity market as a whole.

PRINCIPAL RISKS

The Utilities Fund is subject to a number of risks that may affect the value of its shares, including:

• Active Trading Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Small-Capitalization Securities Risk • Trading Halt Risk • Utilities Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 12 for a discussion of each of the principal risks that apply to the Fund.

10

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

	NOVA	NASDAQ-100®	ENERGY	HEALTH CARE	TECHNOLOGY	UTILITIES
ACTIVE TRADING RISK	X	X	X	X	X	X
COUNTERPARTY CREDIT RISK	X	X
DEPOSITARY RECEIPT RISK		X	X	X	X	X
DERIVATIVES RISK	X	X	X	X	X	X
EARLY CLOSING RISK	X	X	X	X	X	X
INDUSTRY CONCENTRATION RISK		X
LARGE-CAPITALIZATION SECURITIES RISK	X	X
LEVERAGING RISK	X
MARKET RISK	X	X	X	X	X	X
MID-CAPITALIZATION SECURITIES RISK			X	X	X	X
NON-DIVERSIFICATION RISK	X	X	X	X	X	X
SECTOR CONCENTRATION RISK (FOR EACH FUND'S SPECIFIC SECTOR CONCENTRATION RISK SEE "DESCRIPTIONS OF PRINCIPAL RISKS" BELOW)		X	X	X	X	X
SMALL-CAPITALIZATION SECURITIES RISK			X	X	X	X
TRACKING ERROR RISK	X	X
TRADING HALT RISK	X	X	X	X	X	X

PROSPECTUS
11

DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK – A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK – The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

• The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

• Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

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EARLY CLOSING RISK – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

INDUSTRY CONCENTRATION RISK – The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

LARGE-CAPITALIZATION SECURITIES RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund will engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. Beacause the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK – The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

MID-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. For the Sector Funds, medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SECTOR CONCENTRATION RISK – The Sector Concentration Risk applicable to each Fund is as follows:

ENERGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the energy sector and energy sector commodities that the Energy Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Energy Fund's investments are concentrated in issuers conducting business in the energy sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies and energy sector commodities may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

HEALTH CARE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the health care sector that the Health Care Fund purchases will underperform the market as a whole. To the extent that the Health Care Fund's investments are concentrated in issuers conducting business in the health care sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that

PROSPECTUS
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are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

TECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the technology sector that the Technology Fund purchases will underperform the market as a whole. To the extent that the Technology Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

UTILITIES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the utilities sector that the Utilities Fund purchases will underperform the market as a whole. To the extent that the Utilities Fund's investments are concentrated in issuers conducting business in the utilities sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

SMALL-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. For the Sector Funds, small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRACKING ERROR RISK – Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.

In addition, the Nova and NASDAQ-100® Funds are subject to mathematical compounding which may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK – The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price their outstanding contracts or securities.

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FUND PERFORMANCE

The following bar charts show the performance of shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how a Fund will perform in the future.

NOVA FUND

Highest Quarter Return (quarter ended 12/31/1998)	31.57%	Lowest Quarter Return (quarter ended 9/30/2002)	-26.76%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Nova Fund	1.13%	14.88%	2.30%
S&P 500® Index[1]	5.49%	12.83%	5.91%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

NASDAQ-100® FUND

Highest Quarter Return (quarter ended 12/31/1999)	53.10%	Lowest Quarter Return (quarter ended 9/30/2001)	-37.14%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
NASDAQ-100® Fund	17.82%	14.91%	6.15%
Nasdaq-100 Index®1	19.24%	16.62%	7.96%

1 The NASDAQ-100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS
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ENERGY FUND

Highest Quarter Return (quarter ended 9/30/2005)	20.27%	Lowest Quarter Return (quarter ended 9/30/2002)	-17.97%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/29/2001)
Energy Fund	33.22%	27.44%	14.59%
S&P 500® Index[1]	5.49%	12.83%	4.07%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

HEALTH CARE FUND

Highest Quarter Return (quarter ended 6/30/2003)	15.44%	Lowest Quarter Return (quarter ended 6/30/2002)	-16.57%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (06/19/2001)
Health Care Fund	6.02%	11.19%	3.78%
S&P 500® Index[1]	5.49%	12.83%	4.80%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

TECHNOLOGY FUND

Highest Quarter Return (quarter ended 6/30/2003)	27.34%	Lowest Quarter Return (quarter ended 9/30/2002)	-26.87%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Technology Fund	10.38%	14.48%	-1.71%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

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UTILITIES FUND

Highest Quarter Return (quarter ended 6/30/2003)	20.68%	Lowest Quarter Return (quarter ended 9/30/2002)	-22.51%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/02/2001)
Utilities Fund	12.86%	17.30%	1.27%
S&P 500® Index[1]	5.49%	12.83%	4.04%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PROSPECTUS
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FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUNDS SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLES AND EXAMPLES DO NO REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLES AND EXAMPLES WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

	NOVA FUND	NASDAQ-100® FUND	ENERGY FUND	HEALTH CARE FUND	TECHNOLOGY FUND	UTILITIES FUND
SHAREHOLDER FEES (fees directly paid from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%	0.75%	0.85%	0.85%	0.85%	0.85%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE	NONE	NONE	NONE
OTHER EXPENSES	0.71%	0.76%	0.73%	0.74%	0.71%	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.46%	1.51%	1.58%	1.59%	1.56%	1.58%

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
NOVA	$149	$462	$797	$1,746
NASDAQ-100®	$154	$477	$824	$1,802
ENERGY	$161	$499	$860	$1,878
HEALTH CARE	$162	$502	$866	$1,889
TECHNOLOGY	$159	$493	$850	$1,856
UTILITIES	$161	$499	$860	$1,878

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MORE INFORMATION ABOUT THE FUNDS:
BENCHMARKS AND INVESTMENT METHODOLOGY

BENCHMARK INFORMATION

The Domestic Equity Funds seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
NOVA FUND	150% OF THE PERFORMANCE OF THE S&P 500® INDEX

NASDAQ-100® FUND	NASDAQ-100 INDEX®

A BRIEF GUIDE TO THE UNDERLYING INDICES

NASDAQ-100 INDEX®. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. As of December 31, 2007, the NASDAQ-100 Index® included companies with a capitalization range of $2.9 billion to $333 billion.

S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2007, the S&P 500 Index included companies with a capitalization range of $708 million to $511.9 billion.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume: (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 9.28%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended in 2007 of the indices underlying the Funds' benchmarks is as follows: NASDAQ-100 Index® — 15.28%; and S&P 500 Index — 9.28%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

PROSPECTUS
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ADVISOR'S INVESTMENT METHODOLOGY

The Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmark. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

DOMESTIC EQUITY FUNDS. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Nova Fund is invested to achieve returns that exceed the returns of the index underlying its benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector using Global Industry Classification Standard (GICS) codes. The Advisor then employs a quantitative screen to ensure minimum capitalization and liquidity standards. The resulting portfolio is weighted to meet diversification standards and to generate returns respective of that sector. The Advisor monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representation of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Ordinarily, investors may buy shares on any day that the NYSE is open for business (a "Business Day"). In addition, on any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of each Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division,

PROSPECTUS
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transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). Each insurance company may have different rules about the timing and processing of transaction orders. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

22

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors II, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2007, based on the average daily net assets for each Fund, as set forth beow:

FUND	ADVISORY FEE
NOVA FUND	0.75%
NASDAQ-100® FUND	0.75%
SECTOR FUNDS	0.85%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Trust's Annual Report to Shareholders, which covers the period January 1, 2007 to December 31, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. In addition to Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

Michael P. Byrum, CFA, President and CIO of Rydex Investments – As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Director of Alternative Investment Strategies – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Senior Portfolio Manager – Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder

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joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Douglas Holmes, CFA, Director of Stock Selection and Asset Allocation – As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2007 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2007 Annual Report is incorporated by reference in the SAI.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Nova Fund
December 31, 2007	$10.09	$.12	$—	$.12	$(.15)	$—	$(.15)
December 31, 2006	8.56	.11	1.54	1.65	(.12)	—	(.12)
December 31, 2005	8.26	.05	.28	.33	(.03)	—	(.03)
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	(— )§
December 31, 2003	5.18	.01	2.02	2.03	—	—	—
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	15.39	.03	2.71	2.74	(.01)	—	(.01)
December 31, 2006	14.55	(.07)	.91	.84	—	—	—
December 31, 2005	14.39	(.09)	.25	.16	—	—	—
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—
Energy Fund
December 31, 2007	33.14	(.11)	11.01	10.90	—	(4.21)	(4.21)
December 31, 2006	39.20	(.13)	5.28	5.15	—	(11.21)	(11.21)
December 31, 2005	29.68	— §	11.44	11.44	(.01)	(1.91)	(1.92)
December 31, 2004	22.45	.01	7.23	7.24	(— )§	(.01)	(.01)
December 31, 2003	18.25	.01	4.19	4.20	—	—	—
Health Care Fund
December 31, 2007	28.41	(.01)	1.73	1.72	—	(.52)	(.52)
December 31, 2006	28.17	(.15)	1.59	1.44	—	(1.20)	(1.20)
December 31, 2005	25.46	(.16)	2.87	2.71	—	—	—
December 31, 2004	24.28	(.16)	1.65	1.49	—	(.31)	(.31)
December 31, 2003	18.71	(.19)	5.76	5.57	—	—	—
Technology Fund
December 31, 2007	14.74	(.15)	1.68	1.53	—	—	—
December 31, 2006	13.92	(.16)	.98	.82	—	—	—
December 31, 2005	13.50	(.16)	.58	.42	—	—	—
December 31, 2004	14.88	(.05)	.03	(.02)	—	(1.36)	(1.36)
December 31, 2003	9.92	(.18)	6.21	6.03	—	(1.07)	(1.07)
Utilities Fund
December 31, 2007	22.38	.32	2.59	2.91	(.39)	(2.61)	(3.00)
December 31, 2006	19.09	.36	3.64	4.00	(.49)	(.22)	(.71)
December 31, 2005	17.34	.34	1.50	1.84	(.09)	—	(.09)
December 31, 2004	14.96	.33	2.24	2.57	(.19)	—	(.19)
December 31, 2003	12.24	.31	2.77	3.08	(.36)	—	(.36)

				RATIOS TO AVERAGE NET ASSETS:
Year Ended	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return††	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2007	$(.03)	$10.06	1.13%	1.46%	1.12%	94%	$82,191
December 31, 2006	1.53	10.09	19.27%	1.48%	1.18%	211%	134,477
December 31, 2005	.30	8.56	3.97%	1.53%	0.60%	381%	132,018
December 31, 2004	1.05	8.26	14.62%	1.46%	0.41%	654%	130,200
December 31, 2003	2.03	7.21	39.19%	1.54%	0.09%	729%	81,816
NASDAQ-100® Fund (Formerly, OTC Fund)
December 31, 2007	2.73	18.12	17.82%	1.51%	0.18%	110%	82,492
December 31, 2006	.84	15.39	5.77%	1.49%	(0.50)%	152%	72,871
December 31, 2005	.16	14.55	1.11%	1.50%	(0.68)%	294%	102,487
December 31, 2004	1.23	14.39	9.35%	1.47%	(0.17)%	418%	191,476
December 31, 2003	4.11	13.16	45.41%	1.53%	(1.20)%	482%	127,836
Energy Fund
December 31, 2007	6.69	39.83	33.22%	1.58%	(0.27)%	217%	101,458
December 31, 2006	(6.06)	33.14	11.93%	1.59%	(0.31)%	146%	70,190
December 31, 2005	9.52	39.20	38.54%	1.59%	(0.01)%	351%	83,437
December 31, 2004	7.23	29.68	32.27%	1.58%	0.04%	542%	60,501
December 31, 2003	4.20	22.45	23.01%	1.66%	0.04%	1,225%	31,832
Health Care Fund
December 31, 2007	1.20	29.61	6.02%	1.59%	(0.02)%	424%	37,521
December 31, 2006	.24	28.41	5.11%	1.59%	(0.52)%	251%	40,825
December 31, 2005	2.71	28.17	10.64%	1.60%	(0.62)%	330%	51,692
December 31, 2004	1.18	25.46	6.22%	1.59%	(0.67)%	629%	30,435
December 31, 2003	5.57	24.28	29.77%	1.64%	(0.88)%	1,222%	27,880
Technology Fund
December 31, 2007	1.53	16.27	10.38%	1.56%	(0.91)%	584%	33,123
December 31, 2006	.82	14.74	5.89%	1.59%	(1.09)%	403%	23,215
December 31, 2005	.42	13.92	3.11%	1.62%	(1.21)%	541%	19,145
December 31, 2004	(1.38)	13.50	1.15%	1.58%	(0.36)%	767%	19,919
December 31, 2003	4.96	14.88	61.32%	1.64%	(1.39)%	1,302%	20,641
Utilities Fund
December 31, 2007	(.09)	22.29	12.86%	1.58%	1.32%	244%	65,532
December 31, 2006	3.29	22.38	20.96%	1.59%	1.73%	169%	71,719
December 31, 2005	1.75	19.09	10.56%	1.60%	1.80%	342%	39,943
December 31, 2004	2.38	17.34	17.31%	1.57%	2.06%	904%	21,902
December 31, 2003	2.72	14.96	25.40%	1.62%	2.29%	1,491%	13,430

  †  Calculated using the average daily shares outstanding for the year.

  ††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

  §  Less than $.01 per share.

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INDEX PUBLISHERS INFORMATION

Standard & Poor's

The Nova Fund (the "Rydex S&P Fund") is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P does not make any representation, condition, warranty, express or implied, to the owners of the Rydex S&P Fund or any member of the public regarding the advisability of investing in securities generally or in the Rydex S&P Fund particularly or the ability of the S&P 500® Index (the "S&P Index") to track general stock market performance. S&P's only relationship to Rydex Investments ("Licensee") is the licensing of certain of their trademarks and of the S&P Index which is determined, composed and calculated by S&P without regard to Licensee or the Rydex S&P Fund. S&P has no obligation to take the needs of Licensee or the owners of the Rydex S&P Fund into consideration in determining, composing or calculating the S&P Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Rydex S&P Fund or the timing of the issuance or sale of the Rydex S&P Fund or in the determination or calculation of the equation by which the Rydex S&P Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Rydex S&P Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P make no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Rydex S&P Fund, or any other person or entity from the use of the S&P Index or any data included therein. S&P makes no express or implied warranties or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Index or any data included therein, even if notified of the possibility of such damages.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," and "500," are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

NASDAQ OMX Group, Inc.

The NASDAQ-100® Fund (the "Rydex NASDAQ Fund") is not sponsored, endorsed, sold or promoted by NASDAQ or its affiliates (NASDAQ, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Rydex NASDAQ Fund. The Corporations make no representation or warranty, express or implied to the owners of the Rydex NASDAQ Fund or any member of the public regarding the advisability of investing in securities generally or in the Rydex NASDAQ Fund particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance. The Corporations' only relationship to Rydex Investments ("Licensee") is in the licensing of the NASDAQ®, NASDAQ-100®, and NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by the Corporations without regard to Licensee or the Rydex NASDAQ Fund. The Corporations have no obligation to take the needs of the Licensee or the owners of the Rydex NASDAQ Fund into consideration in determining, composing or calculating the NASDAQ-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Rydex NASDAQ Fund to be issued or in the determination or calculation of the equation by which the Rydex NASDAQ Fund are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Rydex NASDAQ Fund.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the NASDAQ-100 Index® or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the Rydex NASDAQ Fund, or any other person or entity from the use of the NASDAQ-100 Index® or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the NASDAQ-100 Index® or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of such damages.

More information about the Index Publishers is located in the SAI.

26

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2008. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the Annual and Semi-Annual Reports. Also, in the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available primarily for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds' SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Rydex Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

PROSPECTUS
BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

VTAG-1-0408x0409

DOMESTIC EQUITY FUND

SECTOR ROTATION

ALTERNATIVE INVESTMENT FUNDS

ABSOLUTE RETURN STRATEGIES

HEDGED EQUITY

THE RYDEX VARIABLE TRUST PROSPECTUS

MAY 1, 2008

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

DOMESTIC EQUITY FUND

5	SECTOR ROTATION FUND

ALTERNATIVE INVESTMENT FUNDS

6	ABSOLUTE RETURN STRATEGIES FUND

8	HEDGED EQUITY FUND

9	PRINCIPAL RISKS OF INVESTING IN THE FUNDS

10	DESCRIPTIONS OF PRINCIPAL RISKS

14	FUND PERFORMANCE

15	FUND FEES AND EXPENSES

16	MORE INFORMATION ABOUT THE FUNDS

16	INVESTMENT METHODOLOGY

17	PURCHASING AND REDEEMING SHARES

19	DIVIDENDS, DISTRIBUTIONS, AND TAXES

19	MANAGEMENT OF THE FUNDS

21	FINANCIAL HIGHLIGHTS

BC	ADDITIONAL INFORMATION

2

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUND

ALTERNATIVE INVESTMENT FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios ("funds") that are grouped into several categories according to each fund's investment strategy. This Prospectus describes shares of the following funds (the "Funds") which are grouped into the following categories:

DOMESTIC EQUITY FUND – Sector Rotation Fund

ALTERNATIVE INVESTMENT FUNDS – Absolute Return Strategies Fund and Hedged Equity Fund

The Funds are advised by PADCO Advisors II, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

Shares of the Funds are available primarily for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

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SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Sector Rotation Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on several measures of momentum including price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, including small and mid-capitalization securities, such as U.S. traded common stocks and ADRs, but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Sector Rotation Fund is appropriate for investors who seek to gain exposure to market sectors and industries that display superior performance. These investors must also be willing to bear the risk of losses in the event of a broad market decline.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Investment Style Risk • Market Risk	• Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 10 for a discussion of each of the principal risks that apply to the Fund.

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ABSOLUTE RETURN STRATEGIES FUND

FUND INFORMATION

FUND OBJECTIVE

The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than equity indices. The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Absolute Return Strategies Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. These investment strategies include, but are not limited to, those described below.

LONG/SHORT EQUITY – Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets. The Advisor seeks to execute this investment strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value, market neutral capitalization, market neutral growth and market neutral momentum.

EQUITY MARKET NEUTRAL – Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements. The Advisor seeks to execute this investment strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: market neutral value, market neutral capitalization, market neutral growth, market neutral momentum, and market neutral illiquidity premiums.

FIXED INCOME ARBITRAGE – Pursuant to a fixed income arbitrage investment strategy, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; leveraging long and short positions in securities that are related either mathematically or economically. The Advisor seeks to execute this strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: long fixed income, and duration neutral default spreads, and convertible arbitrage.

MERGER ARBITRAGE – Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition. Risk arbitrageurs typically invest in long positions in the stock of the company to be acquired and short the stock of the acquiring company. The Advisor seeks to execute this investment strategy by creating a portfolio consisting primarily of instruments that provide exposure to merger arbitrage spreads.

GLOBAL MACRO – Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility. The Advisor seeks to execute this strategy be creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: directional currency trades, directional commodity trades, currency spread trades, and volatility arbitrage spread trades.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small and mid-capitalization U.S. and foreign equity securities (though the Fund may invest in securities of any capitalization range), currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, ADRs, and corporate debt. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

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PRINCIPAL RISKS

The Absolute Return Strategies Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Currency Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk • High Yield Risk • Investment In Investment Companies Risk	• Leveraging Risk • Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 10 for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
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HEDGED EQUITY FUND

FUND INFORMATION

FUND OBJECTIVE

The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Hedged Equity Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis. These long/short investment styles include, but are not limited to, those described below.

LONG/SHORT VALUE – Pursuant to a long/short value investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on value signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value and market neutral capitalization.

LONG/SHORT GROWTH – Pursuant to a long/short growth investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on growth signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral growth and market neutral capitalization.

LONG/SHORT MOMENTUM – Pursuant to a long/short momentum investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on price momentum signals. The Advisor attempts to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral momentum and market neutral capitalization.

COVERED CALL WRITING – Pursuant to a covered call writing investment strategy, portfolio managers seek to generate potential returns through the sale of call options covered by the holdings in the portfolio. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity and covered call options.

Each of these investment styles may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate long/short hedge fund portfolio characteristics as well as providing risk diversification. The Fund invests in core long positions at all times and, as a result, tends to have a long market bias.

Under normal circumstances, the Fund will invest principally in long and short positions in small and mid-capitalization U.S. and foreign equity securities (though the Fund may invest in securities of any capitalization range), or derivatives thereof, including futures, options and swap agreements, ADRs, and securities of other investment companies. This is a non-fundamental policy that can be changed by the Fund upon prior notice to shareholders. The Fund may invest its remaining assets in directional and non-directional fixed income investments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Hedged Equity Fund is subject to a number of risks that may affect the value of its shares, including:

• Counterparty Credit Risk • Depositary Receipt Risk • Derivatives Risk • Early Closing Risk • Fixed Income Risk • Investment In Investment Companies Risk • Leveraging Risk	• Market Risk • Mid-Capitalization Securities Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Small-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 10 for a discussion of each of the principal risks that apply to the Fund.

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PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

	SECTOR ROTATION	ABSOLUTE RETURN STRATEGIES	HEDGED EQUITY
COUNTERPARTY CREDIT RISK	X	X	X
CURRENCY RISK		X
DEPOSITARY RECEIPT RISK	X	X	X
DERIVATIVES RISK	X	X	X
EARLY CLOSING RISK	X	X	X
FIXED INCOME RISK		X	X
HIGH YIELD RISK		X
INVESTMENT IN INVESTMENT COMPANIES RISK		X	X
INVESTMENT STYLE RISK	X
LEVERAGING RISK		X	X
MARKET RISK	X	X	X
MID-CAPITALIZATION SECURITIES RISK	X	X	X
NON-DIVERSIFICATION RISK	X	X	X
PORTFOLIO TURNOVER RISK	X	X	X
SHORT SALES RISK	X	X	X
SMALL-CAPITALIZATION SECURITIES RISK	X	X	X
TRADING HALT RISK	X	X	X

PROSPECTUS
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DESCRIPTIONS OF PRINCIPAL RISKS

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

CREDIT DEFAULT SWAP RISK – The Absolute Return Strategies Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

CURRENCY RISK – The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK – The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call

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option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

• The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

• Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK – The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

HIGH YIELD RISK – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of the Fund to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

INVESTMENT IN INVESTMENT COMPANIES RISK – The Fund may purchase shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, and therefore, is not subject to the regulatory scheme of the Investment Company Act of 1940.

ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, Amex, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments.

When the Fund invests in other investment companies, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the other investment company's expenses. For example, if an underlying fund sells the same securities the Fund is purchasing, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. The costs associated with investments in ETFs may differ from those associated with the Fund's investments in other types of investment companies. Similarly, an investor in the Fund may receive taxable gains as a result of an underlying fund's portfolio transactions in addition to the taxable gains attributable to the Fund's transactions in shares of the underlying fund. Further, in part because of these additional expenses, the performance of the Fund may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. The ability to redeem large blocks of ETF shares has historically resulted in the market price of individual ETF shares being at or near the net asset value of the ETF's underlying investments. In addition, while the risks

PROSPECTUS
11

of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if it had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. Lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund and the underlying funds may invest in investment companies and other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, and therefore, not subject to the regulatory scheme of the Investment Company Act of 1940.

INVESTMENT STYLE RISK – The Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund will engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses.

MARKET RISK – The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

MID-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. Medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK – The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an

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interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRADING HALT RISK – The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

PROSPECTUS
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FUND PERFORMANCE

The following bar charts show the performance of shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of shares of the Funds as an average over different periods of time in comparison to the performance of a broad based market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how a Fund will perform in the future.

SECTOR ROTATION FUND

Highest Quarter Return (quarter ended 6/30/2003)	14.70%	Lowest Quarter Return (quarter ended 6/30/2006)	-6.08%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	PAST 5 YEARS	SINCE INCEPTION (05/01/2002)
Sector Rotation Fund	22.75%	17.46%	10.21%
S&P 500® Index[1]	5.49%	12.83%	7.40%

1 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

ABSOLUTE RETURN STRATEGIES FUND

Highest Quarter Return (quarter ended 6/30/2007)	3.70%	Lowest Quarter Return (quarter ended 9/30/2007)	-1.55%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (11/29/2005)
ABSOLUTE RETURN STRATEGIES FUND	3.84%	5.41%
DOW JONES HEDGE FUND BALANCED PORTFOLIO INDEX[1]	7.54%	8.72%

1 The Dow Jones Hedge Fund Balanced Portfolio Index is an unmanaged index that reflects the performance of a portfolio that is allocated approximately equally among six strategies on an asset management platform that seeks to track the Dow Jones Hedge Fund Strategy Benchmarks. The six strategies included are: Convertible Arbitrage, Distressed Securities, Event Driven, Equity Long/Short, Equity Market Neutral and Merger Arbitrage. Returns reflect no deduction for fees, expenses or taxes.

HEDGED EQUITY FUND

Highest Quarter Return (quarter ended 3/31/2006)	4.52%	Lowest Quarter Return (quarter ended 9/30/2007)	-2.36%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2007)

	PAST 1 YEAR	SINCE INCEPTION (11/29/2005)
HEDGED EQUITY FUND	3.16%	5.88%
DOW JONES HEDGE FUND EQUITY LONG/SHORT INDEX[1]	19.79%	13.89%

1 The Dow Jones Hedge Fund Equity Long/Short Index is an unmanaged index that reflects the performance of a portfolio that seeks to produce risk and return characteristics similar to that produced by the equity long/short strategy commonly employed by hedge funds. Returns reflect no deduction for fees, expenses or taxes.

14

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUNDS SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLES AND EXAMPLES DO NO REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLES AND EXAMPLES WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

	SECTOR ROTATION FUND	ABSOLUTE RETURN STRATEGIES FUND	HEDGED EQUITY FUND
SHAREHOLDER FEES	NONE	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%	1.15%	1.15%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE	NONE	NONE
TOTAL OTHER EXPENSES	0.71%	0.54%[1]	0.66%[1]
OTHER EXPENSES	0.71%	0.02%	0.03%
SHORT DIVIDEND EXPENSES	NONE	0.52%[2]	0.63%[2]
TOTAL ANNUAL FUND OPERATING EXPENSES	1.61%	1.69%	1.81%

1 The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expenses and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

2 Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the shorted security – thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 1.17% for the Absolute Return Strategies Fund and 1.18% for the Hedged Equity Fund.

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
SECTOR ROTATION	$164	$508	$876	$1,911
ABSOLUTE RETURN STRATEGIES	$172	$533	$918	$1,998
HEDGED EQUITY	$184	$569	$980	$2,127

PROSPECTUS
15

MORE INFORMATION ABOUT THE FUNDS:
INVESTMENT METHODOLOGY

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Sector Rotation Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments. Thus, when pursuing a temporary defensive strategy, the Fund may not achieve its investment objective.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2,000 securities are eligible for purchase from the industry buy lists. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of volatility in the top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

ABSOLUTE RETURN STRATEGIES AND HEDGED EQUITY FUNDS. As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. Beta is commonly referred to as market risk. In this context, the Advisor considers exposure to both directional positions (e.g., equities and/or fixed income securities) and non-directional positions (e.g., value and/or corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their exposure to them in the aggregate, and the investment returns provided by the exposure, have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Funds employ a proprietary quantitative model that uses a style analysis of the returns of the appropriate hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate segment of the hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

Directional and Non-Directional Positions

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market. For example, the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Funds will predominately have a long exposure to directional positions. There may be times that the Funds will have a short exposure to directional positions. The Funds use some, or all, of the following directional positions:

• An Equities position involves investing in a portfolio that buys a basket of stocks or derivatives thereof, such as index futures.

• A Fixed Income position involves investing in a portfolio that buys a basket of U.S. Government securities or bond futures.

• A Directional Commodity trade involves investing in precious metals, livestock, grains, and other basic goods or materials.

• A Directional Currency trade consists of purchasing or selling a basket of foreign currencies against the US Dollar.

• A Covered Call Options position involves investing in written call options on underlying securities which a Fund already owns.

• A Long Options position involves investing in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

• A Volatility Arbitrage Spread trade involves trading volatility/variance futures or swaps which provide a return based on the difference between the implied volatility in the marketplace at the time of sale and the subsequently realized market volatility. The swap is structured to include protection against extreme movements in market volatility.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Funds will predominately have a long exposure to non-directional positions. There may be times that the Funds will have short exposure to non-directional positions. The Funds use some, or all, of the following non-directional position:

• A Market Neutral Value position involves investing in a basket of stocks that exhibit traditional value characteristics and simultaneously

16

selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Growth position involves investing in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Momentum position involves investing in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Capitalization position involves investing in a basket of small and mid-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Illiquidity Premium trade involves purchasing a basket of illiquid securities which may include, but is not limited to, closed-end funds and shorting a basket of more liquid stocks against them. The portfolio is structured to minimize market exposure.

• A Merger Arbitrage Spreads position involves investing in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Duration Neutral Term Spreads position involves investing in long 10-year U.S. Government securities and simultaneously selling short 2-year U.S. Government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

• A Duration Neutral Default Spreads position involves investing in a basket of corporate bonds and simultaneously selling short U.S. Government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

• A Convertible Arbitrage Spread involves purchasing a basket of convertible bonds and simultaneously selling short associated equities against them. The portfolio is structured in such a way as to minimize equity and credit market exposure.

• A Currency Spread trade involves purchasing a basket of high yielding currencies and selling short a basket of low yielding currencies against it. The portfolio is structured to be dollar neutral.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Ordinarily, investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of each Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

PROSPECTUS
17

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Unlike most other Rydex Funds, the Funds are not suitable for purchase by active investors. Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Funds are sold primarily, directly and indirectly, through variable annuity and variable life insurance products, the Funds expect that all shares of the Funds will be owned, directly and indirectly, on an omnibus by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Funds' ability to prevent frequent trading of the Funds will be solely dependent on the ability and willingness of the various insurance companies to assist in its prevention. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). Each insurance company may have different rules about the timing and processing of transaction orders. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

18

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors II, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2007, based on the average daily net assets for each Fund, as set forth below:

FUND	ADVISORY FEE
SECTOR ROTATION FUND	0.90%
ABSOLUTE RETURN STRATEGIES FUND	1.15%
HEDGED EQUITY FUND	1.15%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Absolute Return Strategies Fund and Hedged Equity Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, acquired fund fees and expenses, and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses and extraordinary expenses.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Trust's Annual Report to Shareholders, which covers the period January 1, 2007 to December 31, 2007.

PROSPECTUS
19

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. In addition to Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

Michael P. Byrum, CFA, President and CIO of Rydex Investments – As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Director of Alternative Investment Strategies – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Senior Portfolio Manager – Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Douglas Holmes, CFA, Director of Stock Selection and Asset Allocation – As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

20

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2007 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2007 Annual Report is incorporated by reference in the SAI.

Year Ended	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Sector Rotation Fund
December 31, 2007	$13.47	$(.02)	$3.10	$3.08	$—	$(1.22)	$(1.22)	$1.86
December 31, 2006	12.68	(.02)	1.48	1.46	—	(.67)	(.67)	.79
December 31, 2005	11.16	(.02)	1.54	1.52	—	—	—	1.52
December 31, 2004	10.08	(.05)	1.13	1.08	—	—	—	1.08
December 31, 2003	7.76	(.07)	2.39	2.32	—	—	—	2.32
Absolute Return Strategies Fund
December 31, 2007	26.20	.74	.27	1.01	(1.00)	(.26)	(1.26)	(.25)
December 31, 2006	25.20	.80	.87	1.67	(.30)	(.37)	(.67)	1.00
December 31, 2005*	25.00	.05	.15	.20	—	—	—	.20
Hedged Equity Fund
December 31, 2007	26.34	.88	(.03)	.85	(1.25)	(.40)	(1.65)	(.80)
December 31, 2006	25.21	.84	1.23	2.07	(.33)	(.61)	(.94)	1.13
December 31, 2005*	25.00	.04	.20	.24	(.03)	—	(.03)	.21

			RATIOS TO AVERAGE NET ASSETS:
Year Ended	NET ASSET VALUE, END OF PERIOD	Total Investment Return†††	Total Expenses	Net Expenses	Operating Expenses		Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (000's omitted)
Sector Rotation Fund
December 31, 2007	$15.33	22.75%	1.61%	1.61%	1.61%		(0.15)%	277%	$130,166
December 31, 2006	13.47	11.47%	1.64%	1.64%	1.64%		(0.16)%	353%	87,673
December 31, 2005	12.68	13.62%	1.70%	1.70%	1.70%		(0.20)%	281%	61,834
December 31, 2004	11.16	10.71%	1.63%	1.63%	1.63%		(0.52)%	333%	27,747
December 31, 2003	10.08	29.97%	1.70%	1.70%	1.70%		(0.78)%	401%	20,594
Absolute Return Strategies Fund
December 31, 2007	25.95	3.84%	1.69%	1.69%	1.17	%††	2.72%	421%	31,437
December 31, 2006	26.20	6.64%	1.70%	1.70%	1.16	%††	3.08%	309%	22,557
December 31, 2005*	25.20	0.80%	1.45%**	1.45%**	1.20	%**††	2.28%**	19%	3,323
Hedged Equity Fund
December 31, 2007	25.54	3.16%	1.81%	1.81%	1.18	%††	3.25%	413%	10,509
December 31, 2006	26.34	8.20%	1.93%	1.93%	1.15	%††	3.21%	360%	13,337
December 31, 2005*	25.21	0.94%	1.96%**	1.96%**	1.19	%**††	1.62%**	10%	3,376

  *  Since the commencement of operations: November 29, 2005—Absolute Return Strategies Fund and Hedged Equity Fund.

  **  Annualized

  †  Calculated using the average daily shares outstanding for the year.

  ††  Operating Expenses exclude short dividends expense.

  †††  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

PROSPECTUS
21

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2008. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the Annual and Semi-Annual Reports. Also, in the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available primarily for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds' SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Rydex Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

VTWS-1-0408x0409

STATEMENT OF ADDITIONAL INFORMATION

RYDEX VARIABLE TRUST

9601 BLACKWELL ROAD, SUITE 500

ROCKVILLE, MARYLAND 20850

800-820-0888     301-296-5100

WWW.RYDEXINVESTMENTS.COM

Rydex Variable Trust (the “Trust”) is a no-load mutual fund complex with a number of separate investment portfolios. This Statement of Additional Information (“SAI”) relates to shares of the following series (each a “Fund” and collectively, the “Funds”):

DOMESTIC EQUITY FUNDS	SECTOR FUNDS
DOW 2X STRATEGY FUND (FORMERLY, DYNAMIC DOW FUND)	BANKING FUND BASIC MATERIALS FUND
NASDAQ-100® 2X STRATEGY FUND (FORMERLY, OTC 2X STRATEGY FUND)	BIOTECHNOLOGY FUND CONSUMER PRODUCTS FUND
RUSSELL 2000® 2X STRATEGY FUND (FORMERLY, DYNAMIC RUSSELL 2000® FUND)	ELECTRONICS FUND ENERGY FUND
S&P 500 2X STRATEGY FUND (FORMERLY, DYNAMIC S&P 500 FUND)	ENERGY SERVICES FUND FINANCIAL SERVICES FUND
INVERSE DOW 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC DOW FUND)	HEALTH CARE FUND INTERNET FUND
INVERSE NASDAQ-100® 2X STRATEGY FUND (FORMERLY, INVERSE OTC 2X STRATEGY FUND)	LEISURE FUND PRECIOUS METALS FUND
INVERSE RUSSELL 2000® 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC RUSSELL 2000® FUND)	RETAILING FUND TECHNOLOGY FUND TELECOMMUNICATIONS FUND
INVERSE S&P 500 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC S&P 500 FUND)	TRANSPORTATION FUND UTILITIES FUND
INVERSE MID-CAP STRATEGY FUND (FORMERLY, INVERSE MID-CAP FUND)	INTERNATIONAL EQUITY FUNDS

INVERSE NASDAQ-100® STRATEGY FUND (FORMERLY, INVERSE OTC STRATEGY FUND) INVERSE RUSSELL 2000® STRATEGY FUND (FORMERLY, INVERSE RUSSELL 2000® FUND) INVERSE S&P 500 STRATEGY FUND (FORMERLY, INVERSE S&P 500 FUND)

EUROPE 1.25X STRATEGY FUND (FORMERLY, EUROPE ADVANTAGE FUND) JAPAN 1.25X STRATEGY FUND (FORMERLY, JAPAN ADVANTAGE FUND) INTERNATIONAL ROTATION FUND

MID-CAP 1.5X STRATEGY FUND (FORMERLY, MID-CAP ADVANTAGE FUND)
MULTI-CAP CORE EQUITY FUND
NOVA FUND
NASDAQ-100® FUND
RUSSELL 2000® FUND
RUSSELL 2000® 1.5X STRATEGY FUND (FORMERLY, RUSSELL 2000® ADVANTAGE FUND)
S&P 500 FUND
SECTOR ROTATION FUND

FIXED INCOME FUNDS

GOVERNMENT LONG BOND 1.2X STRATEGY FUND (FORMERLY, GOVERNMENT LONG BOND ADVANTAGE FUND)
INVERSE GOVERNMENT LONG BOND STRATEGY FUND (FORMERLY, INVERSE GOVERNMENT LONG BOND FUND)
HIGH YIELD STRATEGY FUND
INVERSE HIGH YIELD STRATEGY FUND

ALTERNATIVE INVESTMENT FUNDS

DOMESTIC EQUITY– STYLE FUNDS	ABSOLUTE RETURN STRATEGIES FUND
LARGE-CAP GROWTH FUND	ALTERNATIVE STRATEGIES ALLOCATION FUND
LARGE-CAP VALUE FUND MID-CAP GROWTH FUND	COMMODITIES STRATEGY FUND HEDGED EQUITY FUND
MID-CAP VALUE FUND	REAL ESTATE FUND
STRENGTHENING DOLLAR 2X STRATEGY FUND (FORMERLY,

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SMALL-CAP GROWTH FUND SMALL-CAP VALUE FUND	DYNAMIC STRENGTHENING DOLLAR FUND) WEAKENING DOLLAR 2X STRATEGY FUND (FORMERLY, DYNAMIC WEAKENING DOLLAR FUND)

ESSENTIAL PORTFOLIO FUNDS
ESSENTIAL PORTFOLIO CONSERVATIVE FUND
ESSENTIAL PORTFOLIO MODERATE FUND
ESSENTIAL PORTFOLIO AGGRESSIVE FUND

MONEY MARKET FUND U.S. GOVERNMENT MONEY MARKET FUND

This SAI is not a prospectus.  It should be read in conjunction with the Funds’ Prospectus dated May 1, 2008.  Capitalized terms not defined herein are defined in the Prospectus.  Copies of the Funds’ Prospectus are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above.  The Funds’ financial statements for the fiscal year ended December 31, 2007 are included in the Funds’ Annual Report to Shareholders, which has been filed with the U.S. Securities and Exchange Commission and is incorporated herein by reference.

The date of this SAI is May 1, 2008

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GENERAL INFORMATION ABOUT THE TRUST	4

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS	5

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS	34

DESCRIPTION OF THE MONEY MARKET FUND	39

SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED AND INVERSE INVESTMENT STRATEGIES	39

INVESTMENT RESTRICTIONS	42

BROKERAGE ALLOCATION AND OTHER PRACTICES	50

MANAGEMENT OF THE TRUST	62

PRINCIPAL HOLDERS OF SECURITIES	87

DETERMINATION OF NET ASSET VALUE	99

PURCHASE AND REDEMPTION OF SHARES	102

DIVIDENDS, DISTRIBUTIONS, AND TAXES	103

OTHER INFORMATION	108

INDEX PUBLISHERS INFORMATION	109

COUNSEL	113

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	113

CUSTODIAN	113

FINANCIAL STATEMENTS	113

APPENDIX A – DESCRIPTION OF BOND RATINGS	A-1

APPENDIX B – RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES	B-1

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GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on June 11, 1998.  The Trust is permitted to offer separate series (i.e., funds) and different classes of shares that are available through certain deferred variable annuity and variable insurance contracts (“Contracts”) that are offered through insurance companies, as well as to certain retirement plan investors.  Additional series and/or classes of shares may be created from time to time.

Currently, the Trust consists of sixty-four (64) separate Funds issuing a single class of shares. All payments received by the Trust for shares of any Fund belong to that Fund.  Each Fund has its own assets and liabilities. This SAI relates to shares of sixty-one (61) Funds which are categorized below according to each Fund’s type of investment strategy.

The “Domestic Equity Funds”

Dow 2x Strategy Fund

NASDAQ-100® 2x Strategy Fund

Russell 2000® 2x Strategy Fund

S&P 500 2x Strategy Fund

Inverse Dow 2x Strategy Fund

Inverse NASDAQ-100® 2x Strategy Fund

Inverse Russell 2000® 2x Strategy Fund

Inverse S&P 500 2x Strategy Fund

Inverse Mid-Cap Strategy Fund

Inverse NASDAQ-100® Strategy Fund

Inverse Russell 2000® Strategy Fund

Inverse S&P 500 Strategy Fund

Mid-Cap 1.5x Strategy Fund

Multi-Cap Core Equity Fund

Nova Fund

NASDAQ-100® Fund

Russell 2000® Fund

Russell 2000® 1.5x Strategy Fund

S&P 500 Fund

Sector Rotation Fund

The “Domestic Equity-Style Funds”

Large-Cap Growth Fund

Large-Cap Value Fund

Mid-Cap Growth Fund

Mid-Cap Value Fund

Small-Cap Growth Fund

Small-Cap Value Fund

The “Sector Funds”

Banking Fund

Basic Materials Fund

Biotechnology Fund

Consumer Products Fund

Electronics Fund

Energy Fund

Energy Services Fund

Financial Services Fund

Health Care Fund

Internet Fund

Leisure Fund

Precious Metals Fund

Retailing Fund

Technology Fund

Telecommunications Fund

Transportation Fund

Utilities Fund

The “International Equity Funds”

Europe 1.25x Strategy Fund

International Rotation Fund

Japan 1.25x Strategy Fund

The “Fixed Income Funds”

Government Long Bond 1.2x Strategy Fund

Inverse Government Long Bond Strategy Fund

High Yield Strategy Fund

Inverse High Yield Strategy Fund

The “Alternative Investment Funds”

Absolute Return Strategies Fund

Alternative Strategies Allocation Fund

Commodities Strategy Fund

Hedged Equity Fund

Real Estate Fund

Strengthening Dollar 2x Strategy Fund

Weakening Dollar 2x Strategy Fund

The “Essential Portfolio Funds”

Essential Portfolio Conservative Fund

Essential Portfolio Moderate Fund

Essential Portfolio Aggressive Fund

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The “Money Market Fund”

U.S. Government Money Market Fund (the “Money Market Fund”)

The Trust is the successor to the Rydex Advisor Variable Annuity Account (the “Separate Account”), and the subaccounts of the Separate Account (the “Rydex Subaccounts”).  The Rydex Subaccounts were divided into the Nova, Ursa, OTC, Precious Metals, U.S. Government Bond, and Money Market Subaccounts.  Substantial portions of the Rydex Subaccounts’ assets were transferred to the respective successor Funds (Nova, Inverse S&P 500 Strategy, NASDAQ-100® Strategy, Precious Metals, U.S. Government Bond and Money Market Funds) of the Trust in connection with the commencement of operations of the Trust.  To obtain historical financial information about the Rydex Subaccounts, please call 1-800-820-0888.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General

Each Fund’s investment objective and principal investment strategies are described in the Funds’ Prospectus. The investment objective of each Fund (except for the U.S. Government Money Market Fund) is non-fundamental and may be changed without the consent of the holders of a majority of that Fund’s outstanding shares.  The investment objective of the U.S. Government Money Market Fund is a fundamental policy, and cannot be changed without the consent of a majority of the Fund’s outstanding shares.

The Alternative Strategies Allocation Fund and the Essential Portfolio Funds are “funds of funds.”  The Alternative Strategies Allocation Fund invests its assets in a combination of funds within the Rydex family of mutual funds as well as in unaffilated funds, including exchange-traded funds (the “Alternative Strategies Allocation Underlying Funds”) as described in the Fund’s Prospectus.  The Essential Portfolio Funds invest their assets in a combination of funds within the Rydex family of mutual funds, and in exchange-traded funds (the “Essential Portfolio Underlying Funds” and together with the Alternative Strategies Allocation Underlying Funds, the “Underlying Funds”), as described in the Funds’ Prospectus.  Therefore, unless otherwise stated, the Alternative Strategies Allocation Fund and the Essential Portfolio Funds do not directly invest in the portfolio securities or use the investment techniques of their respective Underlying Funds.  Nonetheless, the Alternative Strategies Allocation Fund and each Essential Portfolio Fund is indirectly subject to the risks associated with the portfolio securities or investment techniques of their Underlying Funds. The Alternative Strategies Allocation Fund and each Essential Portfolio Fund may, however, borrow money from banks, enter into futures contracts and options thereon, lend their securities to qualified borrowers, and invest in government securities and short-term paper.

Portfolio management is provided to each Fund by the Trust’s investment adviser, PADCO Advisors II, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors II, Inc. operates under the name Rydex Investments (the “Advisor”).  The investment strategies of the Funds discussed below and in the Prospectus may, consistent with each Fund’s investment objectives and limitations, be used by a Fund if, in the opinion of the Advisor, or with respect to the International Rotation Fund, the sub-advisor, Valu-Trac Investment Management Limited (the “Sub-Advisor” or “Valu-Trac”), these strategies will be advantageous to that Fund.  Each Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund’s fundamental investment policies.  There is no assurance that any of the Funds’ strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund’s objectives.  The following information supplements and should be read in conjunction with the Funds’ Prospectus.

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Borrowing

While the Funds do not anticipate doing so, the Domestic Equity Funds (except for the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, and NASDAQ-100® Fund), Domestic Equity-Style Funds, Sector Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Funds and Essential Portfolio Funds may borrow money for investment purposes.  Borrowing for investment purposes is one form of leverage.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity.  Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share (“NAV”) of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case.  Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds.  Under adverse conditions, the Domestic Equity Funds (except for the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, and NASDAQ-100® Fund), Domestic Equity-Style Funds, Sector Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Funds, and Essential Portfolio Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.  The Funds intend to use leverage during periods when the Advisor believes that the respective Fund’s investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.  Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the Investment Company Act of 1940 (the “1940 Act”), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed.  If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement.  Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement.  The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

Equity Securities

The Funds may invest in equity securities.  Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Domestic Equity, Domestic Equity-Style, Sector, International Equity, Alternative Investment Funds, and Essential Portfolio Funds may purchase equity

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securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below.

•                 Common Stock.  Common stock represents an equity or ownership interest in an issuer.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•                 Preferred Stock.  Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•                 Warrants.  Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time.  Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security.  The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.  A warrant ceases to have value if it is not exercised prior to its expiration date.  These factors can make warrants more speculative than other types of investments.

•                  Convertible Securities.  Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio.  A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.  If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities.  Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion.  The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities.  However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.  When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase.  At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks.  Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise.  Convertible securities are also subject to credit risk, and are often lower-quality securities.

•                  Small and Medium Capitalization Issuers.  Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments

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in larger capitalization companies.  This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management.  The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange.  Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

•                  Master Limited Partnerships (“MLPs”).  MLPs are limited partnerships in which the ownership units are publicly traded.  MLP units are registered with the U.S. Securities and Exchange Commission (“SEC”) and are freely traded on a securities exchange or in the over-the-counter market.  MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects.  Generally, a MLP is operated under the supervision of one or more managing general partners.  Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation.  For example, state law governing partnerships is often less restrictive than state law governing corporations.  Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation.  Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Fixed Income Securities

The International Rotation Fund, Fixed Income Funds, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and Essential Portfolio Funds may invest in fixed income securities.  The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors.  During periods of falling interest rates, the values of outstanding fixed income securities generally rise.  Conversely, during periods of rising interest rates, the values of such securities generally decline.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.  Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund’s NAV. Additional information regarding fixed income securities is described below:

•                  Duration.  Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates.  For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent.  Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

•                  Variable and Floating Rate Securities.  Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature.  Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.  The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on

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interest rate changes.  There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.  A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Debt Securities.  The International Rotation Fund, Multi-Cap Core Equity Fund, Sector Rotation Fund, Fixed Income Funds, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, Real Estate Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund and Essential Portfolio Funds may invest in debt securities.  A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities.  Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities.  Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

Corporate Debt Securities.  The High Yield Strategy Fund may seek investment in, and the Inverse High Yield Strategy Fund may seek inverse exposure to, corporate debt securities representative of one or more high yield bond or credit derivative indices, which may change from time to time.  Selection will generally not be dependent on independent credit analysis or fundamental analysis performed by the Advisor.  The High Yield Strategy Fund may invest in, and the Inverse High Yield Strategy Fund may seek inverse exposure to, all grades of corporate debt securities including below investment grade as discussed below.   See Appendix A for a description of corporate bond ratings. The Funds may also invest in unrated securities.

Corporate debt securities are typically fixed-income securities issued by businesses to finance their operations, but may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities.  The primary differences between the different types of corporate debt securities are their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.  The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking

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(subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Non-Investment-Grade Debt Securities. The Absolute Return Strategies Fund, Hedged Equity Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund may invest in non-investment-grade securities.  Non-investment-grade securities, also referred to as “high yield securities” or “junk bonds,” are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB– by Standard & Poor’s) or are determined to be of comparable quality by the Funds’ Advisor.  These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment-grade debt securities. The success of a Fund’s Advisor in managing high yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities.  Less liquidity in the secondary trading market could adversely affect the ability of a Fund to sell a high yield security or the price at which a Fund could sell a high yield security, and could adversely affect the daily NAV of Fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

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The Absolute Return Strategies Fund, Hedged Equity Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund will not necessarily dispose of a security if a credit-rating agency down grades the rating of the security below its rating at the time of purchase.  However, the Advisor will monitor the investment to determine whether continued investment in the security is in the best interest of Fund shareholders.

Unrated Debt Securities. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Foreign Currencies

The International Equity Funds, Absolute Return Strategies Fund, Hedged Equity Fund may, and the Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund will, invest directly and indirectly in foreign currencies. In the case of the Alternative Strategies Allocation Fund and the Essential Portfolio Funds, certain of the Underlying Funds, may invest directly and indirectly in foreign currencies.  Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar.  Exchange rates fluctuate for a number of reasons.

•                  Inflation.  Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

•                  Trade Deficits.  Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

•                  Interest Rates.  High interest rates may raise currency values in the short term by making such currencies more attractive to investors.  However, since high interest rates are often the result of high inflation long-term results may be the opposite.

•                  Budget Deficits and Low Savings Rates.  Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits.  Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation.  Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

•                  Political Factors.  Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

•                  Government Control.  Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements.  In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds’ or the Underlying Funds’ investments is calculated in U.S. Dollars each day that the New York Stock Exchange (“NYSE”) is open for business.  As a result, to the extent that a Fund’s or an Underlying Fund’s

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assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund’s or the Underlying Fund’s NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase.  If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur.  The currency-related gains and losses experienced by the Funds or the Underlying Funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars.  Gains or losses on shares of the Funds or the Underlying Funds will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares.  The amount of appreciation or depreciation in the Funds’ assets also will be affected by the net investment income generated by the money market instruments in which the Funds or the Underlying Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The International Equity, Absolute Return Strategies, Hedged Equity, Strengthening Dollar 2x Strategy, and Weakening Dollar 2x Strategy Funds may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.

Foreign Currency Transactions

Although the International Equity Funds, Absolute Return Strategies Fund, Commodities Strategy Fund, and Hedged Equity Fund do not currently expect to engage in currency hedging, the Funds, and in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the Underlying Funds, may use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value.  Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and over-the- counter options (“OTC options”) on currencies, and currency swaps.  A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers.  A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.  A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below.  A Fund or an Underlying Fund may enter into currency transactions with counterparties that have received (or the guarantors of the obligations that have received) a credit rating of A-1 or P-1 by S&P or Moody’s, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund’s or an Underlying Fund’s dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions (“Transaction Hedging”) or portfolio positions (“Position Hedging”).  Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund or an Underlying Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom.  A Fund or an Underlying Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency.  A Fund or an Underlying Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

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Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.  A Fund or an Underlying Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar.  A Fund or an Underlying Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency.  The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund or an Underlying Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund or an Underlying Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund or Underlying Fund has or in which that Fund or Underlying Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund or an Underlying Fund may also engage in proxy hedging.  Proxy hedging is often used when the currency to which a Fund’s or an Underlying Fund’s portfolio is exposed is difficult to hedge or to hedge against the dollar.  Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund’s or an Underlying Fund’s portfolio securities are or are expected to be denominated, and to buy U.S. Dollars.  The amount of the contract would not exceed the value of the Fund’s or the Underlying Fund’s securities denominated in linked currencies.  For example, if the Advisor considers that the Swedish krone is linked to the euro, the Fund or the Underlying Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S. Dollar, the Advisor may enter into a contract to sell euros and buy dollars.  Currency hedging involves some of the same risks and considerations as other transactions with similar instruments.  Currency transactions can result in losses to a Fund or an Underlying Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated.  Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund or an Underlying Fund is engaging in proxy hedging.  If a Fund or an Underlying Fund enters into a currency hedging transaction, the Fund or the Underlying Fund will “cover” its position so as not to create a “senior security” as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions.  Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments.  These actions can result in losses to a Fund or an Underlying Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.  Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally.

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Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation.  Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available.  Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.  Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

International Rotation Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund. While the International Rotation Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund do not anticipate doing so, they may conduct currency exchange transactions on a spot basis.  Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency.  The International Rotation Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund will regularly enter into forward currency contracts.

Each Fund may also invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument.  This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the manager is trying to duplicate.  For example, the combination of U.S. Dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself.  Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

The International Rotation Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging. The International Rotation Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may each use forward currency contracts for Position Hedging if consistent with its policy of trying to expose its net assets to foreign currencies.  The Funds are not required to enter into forward currency contracts for hedging purposes and it is possible that the Funds may not be able to hedge against a currency devaluation that is so generally anticipated that the Funds are unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, the International Rotation Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may have to limit their currency transactions to qualify as “regulated investment companies” under the U.S. Internal Revenue Code of 1986, as amended (the “Code”).

The International Rotation Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund currently do not intend to enter into a forward currency contract with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to that particular currency.

At or before the maturity of a forward currency contract, the International Rotation Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency.

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If the International Rotation Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund engage in an offsetting transaction, each Fund may later enter into a new forward currency contract to sell the currency.  If the Funds engage in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices.  If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy.  If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The International Rotation Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may convert their holdings of foreign currencies into U.S. Dollars from time to time, but will incur the costs of currency conversion.  Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

Foreign Currency Options. The International Equity, Strengthening Dollar 2x Strategy, Weakening Dollar 2x Strategy, Absolute Return Strategies, and Hedged Equity Funds, and in the case of the Alternative Strategies Allocation and Essential Portfolio Funds, certain of the Underlying Funds, may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. The Funds or an Underlying Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market.  A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires.  A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.  Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund or an Underlying Fund to reduce foreign currency risk using such options.  OTC options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Foreign Currency Exchange-Related Securities

Foreign Currency Warrants. The International Rotation Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may invest in foreign currency warrants.  Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.  Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace.  Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro.  The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (i.e., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).  Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.  Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise

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warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs.  In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”).  Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.  The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies.  Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal Exchange Rate Linked Securities. The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds may invest in principal exchange rate linked securities (“PERLsSM”).  PERLsSM are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time.  The return on “standard” PERLsSM is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; “reverse” PERLsSM are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency.  Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).  PERLsSM may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper. The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds may invest in performance indexed paper (“PIPsSM”). PIPsSM is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements.  The yield to the investor on PIPsSM is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity).  The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Foreign Issuers

The Domestic Equity Funds, Domestic Equity-Style Funds, Sector Funds, International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Absolute Return Strategies Fund, Hedged

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Equity Fund, and Real Estate Fund, and in the case of the Alternative Strategies Allocation and Essential Portfolio Funds, certain of the Underlying Funds, may invest in issuers located outside the United States through American Depositary Receipts (“ADRs”), “ordinary shares,” or “New York shares” issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation.  Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.  Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange.  New York shares are shares that a foreign issuer has allocated for trading in the United States.  ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies.  The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.  Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile.  Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States.  Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars.  There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises.  Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Risk Factors Regarding Europe.  The Europe 1.25x Strategy Fund seeks to provide investment results which correlate to the performance of the Dow Jones STOXX 50® Index (the “STOXX 50® Index”).  The STOXX 50® Index is a capitalization-weighted index composed of 50 European blue chip stocks.  Index members are chosen by STOXX Ltd. from 17 countries under criteria designed to identify highly liquid companies that are market leaders in their sectors.  The 17 countries include Switzerland, Norway, and 15 of the 27 countries of the European Union (“EU”) - Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom.

The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S.

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In addition, the securities markets of European countries are subject to varying degrees of regulation, which may be either less or more restrictive than that imposed by the U.S. Government.  For example, the reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

The EU has been extending its influence to the east. It has accepted several new members that were previously behind the Iron Curtain, and has plans to accept several more in the medium-term. It is hoped that membership for these countries will help cement economic and political stability. Nevertheless, eight of the new entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the former Soviet Union.  The current and future status of the EU continues to be the subject of political controversy, with widely differing views both within and between member countries.

Increased terrorism activity and related geo-political risks have led to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Risk Factors Regarding Japan.  The Japan 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of Japan’s Topix 100 Index.  The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index.  The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange (“TSE”).

For three decades overall real economic growth in Japan had been spectacular: a 10% average in the 1960s, a 5% average in the 1970s, and a 4% average in the 1980s. Growth slowed markedly in the 1990s, averaging just 1.7%, largely because of the after effects of overinvestment during the late 1980s and contractionary domestic policies intended to wring speculative excesses from the stock and real estate markets. From 2000 to 2003, government efforts to revive economic growth met with little success and were further hampered by the slowing of the US, European, and Asian economies. In 2004 and 2005, growth improved and the lingering fears of deflation in prices and economic activity lessened.  At present, the Japanese economy continues to show signs of recovery from the long recession of the 1990s despite the fact that uncertainties about its recovery remain.  Japan’s huge government debt, which totals more than 160% of GDP, and the aging of the population are two major long-run problems. A rise in taxes could be viewed as endangering the revival of growth.

Japanese unemployment levels are high and have been an area of increasing concern.  Also of concern are Japan’s trade surpluses.  As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners.  Japan’s heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan’s high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the Unites States.  The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan’s economy.  Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan.  Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

The most pressing need for action is the daunting task of overhauling the nation’s financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened.  In addition, the Japanese securities markets

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are less regulated than the U.S. markets, and evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders’ rights also are not always enforced.  Successful financial sector reform would allow Japan’s financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. Internal conflict over the proper way to reform the ailing banking system continues.

Futures and Options Transactions

Futures and Options On Futures.  The Funds (other than the Money Market Fund), and in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the Underlying Funds, may use futures contracts and related options (i) for bona fide hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund or an Underlying Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). To the extent the Funds or the Underlying Funds use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

The Funds or the Underlying Funds may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade.  An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made.  Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract.  Generally contracts are closed out prior to the expiration date of the contract.

When a Fund or an Underlying Fund purchases or sells a futures contract, or sells an option thereon, the Fund or the Underlying Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks.  To cover its position, the Fund or the Underlying Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund or the Underlying Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund or the Underlying Fund may undertake and on the potential increase in the speculative character of the Fund’s or the Underlying Fund’s outstanding portfolio securities.  Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund or the Underlying Fund arising from such investment activities.

A Fund or an Underlying Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract.  In the alternative, if the strike price of the put is less than the price of the

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futures contract, the Fund or the Underlying Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund or the Underlying Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund or the Underlying Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund or an Underlying Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option.  In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund or an Underlying Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund or an Underlying Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund or an Underlying Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund or an Underlying Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund or an Underlying Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund’s or an Underlying Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Options.  The Funds, except for the Money Market Fund, and in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the Underlying Funds, may purchase and write (sell) put and call options on securities and on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing each Fund’s or each Underlying Fund’s respective investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period.  The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund or an Underlying Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates.

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Call options on foreign currency written by a Fund will be “covered,” which means that a Fund or an Underlying Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund or an Underlying Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund or an Underlying Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund’s or an Underlying Fund’s investment objective, and except as restricted by a Fund’s or an Underlying Fund’s investment limitations.  See “Investment Restrictions.”

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund or an Underlying Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund or an Underlying Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund or an Underlying Fund delivers the security upon exercise.

A Fund or an Underlying Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund or an Underlying Fund may seek to purchase in the future. A Fund or an Underlying Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund or the Underlying Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s or the Underlying Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund or the Underlying Fund.

A Fund or an Underlying Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund or an Underlying Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund or an Underlying Fund will realize as profit the premium received for such option. When a call option of which a Fund or an Underlying Fund is the writer is exercised, the Fund or the Underlying Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund or an Underlying Fund is the writer is exercised, the Fund or the Underlying Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

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A Fund or an Underlying Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund or an Underlying Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Risks Associated With Commodity Futures Contracts.  There are several additional risks associated with the Commodities Strategy Fund’s transactions in commodity futures contracts.  These risks are discussed below:

•                  Storage.  Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity.  To the extent that the storage costs for an underlying commodity change while the Commodities Strategy Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

•                  Reinvestment.  In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow.  In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price.  Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity.  The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund.  If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

•                  Other Economic Factors.  The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.  These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities.  Certain commodities are also subject to limited pricing flexibility because of supply and demand factors.  Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials.  These additional variables may create additional

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investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

•                  Combined Positions. The Fund may purchase and write options in combination with each other.  For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Hybrid Instruments

The High Yield Strategy Fund, Inverse High Yield Strategy Fund, and Commodities Strategy Fund, and in the case of the Alternative Strategies Allocation and Essential Portfolio Funds, certain of the Underlying Funds, may invest in hybrid instruments.  A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract.  Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”).  The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.  An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level.  Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return.  Hybrids may not bear interest or pay dividends.  The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark.  These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid.  Under certain conditions, the redemption value of a hybrid could be zero.  Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest.  The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids.  These risks may cause significant fluctuations in the NAV of the Funds or the Underlying Funds.

With respect to the Commodities Strategy Fund, certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments.  Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics.  A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.  The Commodities Strategy Fund will only invest in commodity-linked hybrid instruments that qualify, under applicable rules of the CFTC, for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act.  As a result, the High Yield Strategy Fund’s, Inverse High Yield Strategy Fund’s, and Commodities Strategy Fund’s investments in these products may be subject to

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limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Structured Notes. The High Yield Strategy, Inverse High Yield Strategy, and Commodities Strategy Funds, and in the case of the Alternative Strategies Allocation and Essential Portfolio Funds, certain of the Underlying Funds, may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it.  In particular, the High Yield Strategy Fund and Inverse High Yield Strategy Fund will invest in structured notes that are collateralized by one or more credit default swaps on corporate credits. The Funds have the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. A Fund or an Underlying Fund bears the risk that the issuer of the structured note will default or become bankrupt. A Fund or an Underlying Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps a Fund or an Underlying Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, a Fund or an Underlying Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s or the Underlying Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See “Swap Agreements” for a description of additional risks associated with credit default swaps.

Illiquid Securities

While none of the Funds anticipates doing so, each Fund, and in the case of the Alternative Strategies Allocation Fund and the Essential Portfolio Funds, certain of the Underlying Funds, may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933 (the “1933 Act”), but which can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act.  A Fund or an Underlying Fund will not invest more than 15% (10% with respect to the Money Market Fund) of the Fund’s or the Underlying Fund’s net assets in illiquid securities.  If the percentage of a Fund’s or an Underlying Fund’s net assets invested in illiquid securities exceeds 15% (10% for the Money Market Fund) due to market activity, the Fund or the Underlying Fund will take appropriate measures to reduce its holdings of illiquid securities.  The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund or the Underlying Fund has valued the securities.  Under the current SEC guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws.  A Fund or an Underlying Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid.  In addition, the sale of illiquid securities also may require more time and may result in

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higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid.  Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors.   When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund or an Underlying Fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security.  The Board of Trustees of the Trust (the “Board”) has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund or an Underlying Fund may invest in to the Advisor.

Investments in Other Investment Companies

The Funds (other than the Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Money Market Fund) may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC.  The Alternative Strategies Allocation Fund and the Essential Portfolio Funds will regularly invest up to 100% of their total assets in the Underlying Funds in a manner consistent with the provisions of the 1940 Act.  Generally, a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate:  (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund.  A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund.  A Fund will only make such investments in conformity with the requirements of Section 817 of the Code.  The Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Money Market Fund may invest in the securities of other investment companies only as part of a merger, reorganization, or acquisition, subject to the provisions of the 1940 Act.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Investment companies may include index-based investments, such as exchange-traded funds (“ETFs”) that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.  The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

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Lending of Portfolio Securities

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds’ Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral), except that the Money Market Fund may not lend more than 10% of its total assets. No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Pooled Investment Vehicles

The International Rotation Fund, Alternative Strategies Allocation Fund and Commodities Strategy Fund may invest in the securities of pooled vehicles that are not investment companies.  These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security.  If the International Rotation Fund, Alternative Strategies Allocation Fund and/or Commodities Strategy Fund invests in, and thus, is a shareholder of, a pooled vehicle, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the International Rotation Fund, Alternative Strategies Allocation Fund and/or the Commodities Strategy Fund bears directly in connection with their own operations.

Portfolio Turnover

As discussed in the Funds’ Prospectus, the Trust anticipates that investors in the Funds, other than the Multi-Cap Core Equity Fund, Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund and Essential Portfolio Funds will frequently purchase and/or redeem shares of the Funds as part of an asset allocation investment strategy.  The nature of the Funds as asset allocation tools will cause the

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Funds to experience substantial portfolio turnover.  See “Purchasing and Redeeming Shares” and “Financial Highlights” in the Funds’ Prospectus.  Because each Fund’s portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund’s investors, it is very difficult to estimate what the Fund’s actual turnover rate will be in the future.  However, the Trust expects that the portfolio turnover experienced by the Funds, except for the Multi-Cap Core Equity Fund, Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, and Essential Portfolio Funds, will be substantial.

In general, the Advisor manages the Multi-Cap Core Equity Fund, Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, and Essential Portfolio Funds without regard to restrictions on portfolio turnover.  The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover.  Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants.  To the extent that the Multi-Cap Core Equity Fund, Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, and Essential Portfolio Funds use derivatives, they will generally be short-term derivative instruments.  As a result, the Funds’ reported portfolio turnover may be low despite relatively high portfolio activity would, in turn, involve correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  The higher the rate of portfolio turnover of the Multi-Cap Core Equity Fund, Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, and Essential Portfolio Funds, the higher these transaction costs borne by the Funds and their long-term shareholders generally will be.  Such sales may result in the realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year.  Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate.  Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest because such contracts generally have a remaining maturity of less than one-year.

Real Estate Investment Trusts (“REITs”)

The Real Estate Fund will invest a majority of its assets in REITs.  A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code.  The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes.  To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs.  An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

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REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types.  Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs.  Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline.  During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs.  In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs.  Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects.  By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended.  Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation.  In addition, Equity and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.  The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT.  In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Real Estate Securities

The Real Estate Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry.  For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences.  The value of securities of companies which service the real estate business sector may also be affected by such risks.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions.  The Funds follow certain procedures designed to minimize the risks inherent in such agreements.  These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor.  In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.  In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral.  However, the

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exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.  It is the current policy of each of the Funds, other than the Money Market Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Money Market Fund) of the Fund’s net assets.  The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

Reverse Repurchase Agreements

The Domestic Equity Funds, Domestic Equity-Style Funds, International Rotation Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Funds (except the Alternative Strategies Allocation Fund and Real Estate Fund), and Money Market Fund may use reverse repurchase agreements as part of a Fund’s investment strategy.  In the case of the Alternative Strategies Allocation Fund and the Essential Portfolio Funds, certain of the Underlying Funds, may use reverse repurchase agreements as part of an Underlying Fund’s investment strategy.  Reverse repurchase agreements involve sales by a Fund or an Underlying Fund of portfolio assets concurrently with an agreement by the Fund or the Underlying Fund to repurchase the same assets at a later date at a fixed price.  Generally, the effect of such a transaction is that the Fund or the Underlying Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund or the Underlying Fund will be able to keep the interest income associated with those portfolio securities.  Such transactions are advantageous only if the interest cost to the Fund or the Underlying Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.  Opportunities to achieve this advantage may not always be available, and the Funds and the Underlying Funds intend to use the reverse repurchase technique only when it will be advantageous to the Funds or the Underlying Funds.  Each Fund or Underlying Fund will establish a segregated account with the Trust’s custodian bank in which the Fund or the Underlying Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund’s or the Underlying Fund’s obligations in respect of reverse repurchase agreements.

Short Sales

The Inverse NASDAQ-100® 2x Strategy Fund, Inverse Russell 2000® 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500 2x Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse High Yield Strategy Fund, Absolute Return Strategies Fund, Hedged Equity Fund, and Weakening Dollar 2x Strategy Fund will regularly engage in short sales transactions under which a Fund sells a security it does not own.  The Domestic Equity-Style Funds, Sector Funds, International Equity Funds, High Yield Strategy Fund, and the remaining Domestic Equity Funds and Alternative Investment Funds may also engage in short sales transactions under which a Fund sells a security it does not own.  In the case of the Alternative Strategies Allocation and Essential Portfolio Funds, the Funds may invest in certain Underlying Funds that will or may engage in short sales transactions under which an Underlying Fund sells a security it does not own.  To complete such a transaction, a Fund or an Underlying Fund must borrow or otherwise obtain the security to make delivery to the buyer.  The Fund or the Underlying Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund or the Underlying Fund.  Until the security is replaced, the Fund or the Underlying Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan.  To borrow the security, the Fund or the Underlying Fund also may be required to pay a premium, which would increase the cost of the security sold.  The Fund or the Underlying Fund may also use repurchase agreements to satisfy delivery obligations in short sale transactions.  The proceeds of

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the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund or an Underlying Fund closes its short position or replaces the borrowed security, the Fund or the Underlying Fund will:  (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s or the Underlying Fund’s short position.  Each of the Funds or Underlying Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

Swap Agreements

The Funds, and in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the Underlying Funds, may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps.  A Fund or an Underlying Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap.  The Inverse High Yield Strategy Fund will primarily employ credit default swaps in order to obtain inverse exposure to the high yield bond market.  A credit default swap enables a fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events.  If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation.  If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection. The Inverse High Yield Strategy Fund expects to buy credit default swaps with multiple reference issuers, in which case, payments and settlements in respect of any defaulting reference issuer would typically be dealt with separately from the other reference issuers.

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The High Yield Strategy Fund, Inverse High Yield Strategy Fund, and Absolute Return Strategies Fund may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection.  The High Yield Strategy Fund is usually a net seller of credit default swaps and the Inverse High Yield Strategy Fund is usually a net buyer of credit default swaps, but each Fund may buy or sell credit default swaps. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Most swap agreements (but generally not credit default swaps) entered into by the Funds or the Underlying Funds calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s or an Underlying Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund’s or an Underlying Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund or the Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s or an Underlying Fund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s or an Underlying Fund’s illiquid investment limitations.  A Fund or an Underlying Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy.  A Fund or an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the High Yield Strategy Fund, Inverse High Yield Strategy Fund, or Absolute Return Strategies Fund is selling credit protection, the default of a third party issuer.

Each Fund, and in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the Underlying Funds, may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable.  The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer.  The counterparty will generally agree to pay a Fund or an Underlying Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.  The Fund or the Underlying Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return to a Fund or an Underlying Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund or the Underlying Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments.  Payments may be made at the conclusion of a swap agreement or periodically during its term.  Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.  A Fund or an Underlying Fund will earmark and reserve

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assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap.  In cases where a Fund or an Underlying Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund or the Underlying Fund will be required to earmark and reserve the full notional amount of the credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets.  Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund or an Underlying Fund is contractually obligated to make.  If a swap counterparty defaults, a Fund’s or an Underlying Fund’s risk of loss consists of the net amount of payments that such Fund or Underlying Fund is contractually entitled to receive, if any.  The net amount of the excess, if any, of a Fund’s or an Underlying Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a Fund’s or an Underlying Fund’s custodian.  Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds, the Underlying Funds, and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market.  The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund or an Underlying Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Tracking Error

The following factors may affect the ability of the Domestic Equity Funds (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund), Domestic Equity-Style Funds, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund, and in the case of the Alternative Strategies Allocation and Essential Portfolio Funds, certain of the Underlying Funds, to achieve correlation with the performance of their respective benchmarks:  (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) a Fund or an Underlying Fund holding less than all of the securities in the underlying index and/or securities not included in the underlying index being held by a Fund or Underlying Fund; (4) an imperfect correlation between the performance of instruments held by a Fund or Underlying Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) a Fund or Underlying Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; (9) the need to conform a Fund’s or Underlying Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (10) the time difference between the close of the Europe 1.25x Strategy Fund’s and Japan 1.25x Strategy Fund’s respective underlying indices and the time the

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Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund price their shares at the close of the New York Stock Exchange (“NYSE”); or (11) market movements that run counter to a leveraged Fund’s or leveraged Underlying Fund’s investments.  Market movements that run counter to a leveraged Fund’s or leveraged Underlying Fund’s investments will cause some divergence between the Fund or Underlying Fund and its benchmark over time due to the mathematical effects of leveraging.  The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund or Underlying Fund is leveraged.  The tracking error of a leveraged Fund or leveraged Underlying Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund or Underlying Fund from its benchmark may be significant. As a result of fair value pricing, the day-to-day correlation of the Europe 1.25x Strategy and Japan 1.25x Strategy Funds’ performance may tend to vary from the closing performance of the Europe 1.25x Strategy and Japan 1.25x Strategy Funds’ respective underlying indices. However, all of the Domestic Equity Funds’ (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund), Domestic Equity-Style Funds’, Europe 1.25x Strategy Fund’s, Japan 1.25x Strategy Fund’s, Government Long Bond 1.2x Strategy Fund’s, Inverse Government Long Bond Strategy Fund’s, Commodities Strategy Fund’s, Strengthening Dollar 2x Strategy Fund’s, and Weakening Dollar 2x Strategy Fund’s performance attempts to correlate highly with the movement in their respective underlying indices over time.

U.S. Government Securities

The Government Long Bond 1.2x Strategy Fund invests primarily in U.S. Government securities, and each of the other Funds may invest in U.S. Government securities.  The Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund, and in the case of the Alternative Strategies Allocation and Essential Portfolio Funds, certain of the Underlying Funds, may enter into short transactions in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Government Long Bond 1.2x Strategy

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Fund will invest in such U.S. Government securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

When-Issued and Delayed-Delivery Securities

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction).  These securities are subject to market fluctuation and no interest accrues to the purchaser during this period.  At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV.  A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market Fund) of the Fund’s net assets would be so invested.  At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.  The Fund will also establish a segregated account with its custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities.  The Trust does not believe that a Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed-delivery basis.

Zero Coupon Bonds

The Fixed Income Funds, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Hedged Equity Fund, and Essential Portfolio Funds may invest in U.S. Treasury zero-coupon bonds.  These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation.  Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments.  Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity.  Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of “Separate Trading of Registered Interest and Principal of Securities” (or “STRIPS”).  While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds.  Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS

Banking Fund

The Fund may invest in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans.  In addition, these companies may offer services such as merchant banking, consumer and commercial finance, brokerage, financial planning, wealth management, leasing, mortgage finance and insurance. These companies may concentrate their

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operations within a specific part of the country rather than operating predominantly on a national or international scale.

SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.  These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be “principally engaged” in this Fund’s business activity.  Rule 12d3-1 under the 1940 Act, allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions.  Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase.  The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

a.                                       the purchase cannot cause more than 5% of the Fund’s total assets to be invested in securities of that issuer;

b.                                      for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer’s outstanding securities in that class;

c.                                       for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer’s debt securities.

In applying the gross revenue test, an issuer’s own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest.  All of the above percentage limitations, as well as the issuer’s gross revenue test, are applicable at the time of purchase.  With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised.  The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met.  The purchase of a general partnership interest in a securities-related business is prohibited.

Basic Materials Fund

The Fund may invest in companies engaged in the manufacture, mining, processing, or distribution of raw materials as well as intermediate goods used in the industrial sector.  The Fund may invest in companies handling products such as chemicals, lumber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Fund may also invest in the securities of mining, processing, transportation, and distribution companies primarily involved in this sector.

Biotechnology Fund

The Fund may invest in companies engaged in the research, development, sale, and manufacture of various biotechnological products, services and processes.  These include companies involved with developing or experimental technologies such as generic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector may be interpreted broadly to include applications and developments in such areas as human health care (cancer, infectious disease, diagnostics and

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therapeutics); pharmaceuticals (new drug development and production); agricultural and veterinary applications (improved seed varieties, animal growth hormones); chemicals (enzymes, toxic waste treatment); medical/surgical (epidermal growth factor, in vivo imaging/therapeutics); and industry (biochips, fermentation, enhanced mineral recovery).

Consumer Products Fund

The Fund may invest in companies engaged in the manufacture of goods to consumers, both domestically and internationally.  The Fund also may invest in companies that manufacture, wholesale or retail non-durable goods such as beverages, tobacco, household and personal care products.  The Fund may invest in owners and operators of distributors, food retail stores, pharmacies, hypermarkets and super centers selling food and a wide-range of consumer staple products. The Fund may invest in distillers, vintners and producers of alcoholic beverages, beer, malt liquors, non-alcoholic beverages (including mineral water). The Fund may invest in producers of agricultural products (crop growers, owners of plantations) and companies that produce and process food, producers of packaged foods (including dairy products, fruit juices, meats, poultry, fish and pet foods) and producers of non-durable household products (including detergents, soaps, diapers and other tissue and household paper products). The Fund may also invest in manufacturers of personal and beauty care products, including cosmetics and perfumes.

Electronics Fund

The Fund may invest in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.  In addition, the Fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing (“CAD/CAM”), computer-aided engineering, and robotics), lasers and electro-optics, and other developing electronics technologies.

Energy Fund

The Fund may invest in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power.  The business activities of companies in which the Fund may invest include production, generation, transmission, refining, marketing, control, distribution or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to pollution control.  Companies participating in new activities resulting from technological advances or research discoveries in the energy field may also be considered for this Fund.

Energy Services Fund

The Fund may invest in companies in the energy services field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power.  The Fund may invest in companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging.  Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service.  Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data.  The Fund may also invest in companies with a variety of underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy related capital equipment, mining related equipment or services, and high

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technology companies serving these industries.

Financial Services Fund

The Fund may invest in companies that are involved in the financial services sector, including commercial and investment banks, savings and loan associations, consumer and industrial finance companies, investment banking, asset management, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear.  For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership.  Some primarily retail corporations have expanded into securities and insurance industries.

SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.  These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be “principally engaged” in this Fund’s business activity.  Rule 12d3-1 under the 1940 Act, allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions.  Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase.  The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

a.                                     the purchase cannot cause more than 5% of the Fund’s total assets to be invested in securities of that issuer;

b.                                    for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer’s outstanding securities in that class;

c.                                     for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer’s debt securities.

In applying the gross revenue test, an issuer’s own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest.  All of the above percentage limitations, as well as the issuer’s gross revenue test, are applicable at the time of purchase.  With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised.  The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met.  The purchase of a general partnership interest in a securities-related business is prohibited.

Health Care Fund

The Fund may invest in companies that are involved in the health care industry including companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.  Companies in the health care sector may include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as

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well as companies involved in the operation of health care facilities.

Internet Fund

The Fund may invest in companies that are involved in the Internet sector including companies which the Advisor believes should benefit from the commercialization of technological advances, although they may not be directly involved in research and development.  Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware or software which impacts Internet commerce; or provide Internet access to consumers and businesses.

Leisure Fund

The Fund may invest in companies engaged in the design, production, or distribution of goods or services in the leisure industries including television and radio broadcasting or manufacturing (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas.  Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, lodging, restaurants, leisure equipment and gaming casinos.

Precious Metals Fund

The Fund may invest in the equity securities of U.S. and foreign companies that are involved in the precious metals sector (“Precious Metals Companies”).  Precious Metals Companies include precious metals manufacturers; distributors of precious metals products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies.

Retailing Fund

The Fund may invest in companies that are involved in the retailing sector including companies engaged in merchandising finished goods and services primarily to individual consumers. The Fund may also invest in companies primarily distributing goods to merchandisers.   Companies in which the Fund may invest include general merchandise retailers, department stores, internet retailers and any specialty retailers selling a single category of merchandise such as apparel, toys, jewelry, consumer electronics, home furnishings or home improvement products.  The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

Technology Fund

The Fund may invest in companies that are involved in the technology sector including companies that the Advisor believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.  These may include, for example, companies that develop, produce, or distribute products or services in the computer, semiconductor, electronics and communications.

Telecommunications Fund

The Fund may invest in companies that are involved in the telecommunications sector including companies engaged in the development, manufacture, or sale of communications services and/or equipment.  Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide-area product networks; satellite, microwave and cable television; Internet access; and equipment used to provide these products and services.  Long-distance telephone companies may also have interests in developing technologies, such as fiber optics and data transmission.  Certain types of companies in which the Fund

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may invest are engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.

Transportation Fund

The Fund may invest in companies that are involved in the transportation sector, including companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.  Transportation services may include companies involved in the movement of freight and/or people such as airline, railroad, ship, truck, and bus companies.  Other service companies include those that provide leasing and maintenance for automobiles, trucks, containers, rail cars, and planes.  Equipment manufacturers include makers of trucks, automobiles, planes, containers, rail cars, or any other mode of transportation and their related products.  In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

Utilities Fund

The Fund will invest primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations as described in the Fund’s Prospectus.  Such companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies involved in the public communication field, including telephone, telegraph, satellite, microwave and other public communication facilities.

DESCRIPTION OF THE MONEY MARKET FUND

The Money Market Fund seeks to provide security of principal, high current income, and liquidity.  The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. Government securities.

The Money Market Fund is governed by SEC rules that impose certain liquidity, maturity and diversification requirements.  The Money Market Fund’s assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable NAV.  All securities purchased by the Money Market Fund must have remaining maturities of 397 days or less.  Although the Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED AND INVERSE INVESTMENT STRATEGIES

To the extent discussed above and in the Prospectus, the Domestic Equity Funds (except for the Multi-Cap Core Equity, NASDAQ-100®, Russell 2000®, S&P 500, and Sector Rotation Funds), Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund, Fixed Income Funds (except for the High Yield Strategy Fund), Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund, present certain risks, some of which are further described below.

Leverage. The Dow 2x Strategy, NASDAQ-100® 2x Strategy, Russell 2000® 2x Strategy, S&P 500 2x Strategy, Mid-Cap 1.5x Strategy, Nova, Russell 2000® 1.5x Strategy, Europe 1.25x Strategy, Japan 1.25x Strategy, Government Long Bond 1.2x Strategy, and Strengthening Dollar 2x Strategy Funds (the “Leveraged Funds”) and the Inverse Dow 2x Strategy, Inverse NASDAQ-100® 2x Strategy, Inverse

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Russell 2000® 2x Strategy, Inverse S&P 500 2x Strategy, and Weakening Dollar 2x Strategy Funds (the “Leveraged  Inverse Funds”) employ leverage as a principal investment strategy and all of the Leveraged Funds and Leveraged Inverse Funds may borrow or use other forms of leverage for investment purposes. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a Leveraged Fund or Leveraged Inverse Fund achieves the right to a return on a capital base that exceeds the amount the Leveraged Fund or Leveraged Inverse Fund has invested. Leverage creates the potential for greater gains to shareholders of the Leveraged Funds and Leveraged Inverse Funds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the NAVs of the shares of the Leveraged Funds and Leveraged Inverse Funds. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Leveraged Funds and Leveraged Inverse Funds to pay interest, which would decrease the Leveraged Funds’ and Leveraged Inverse Funds’ total return to shareholders. If the Leveraged Funds and Leveraged Inverse Funds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these Funds not been leveraged.

Special Note Regarding the Correlation Risks of the Leveraged Funds and Leveraged Inverse Funds. As discussed in the Prospectus, each of the Leveraged Funds and Leveraged Inverse Funds are “leveraged” funds in the sense that each has an investment objective to match a multiple of the performance of an index on a given day. The Leveraged Funds and Leveraged Inverse Funds are subject to all of the risks described in the Prospectus. In addition, there is a special form of correlation risk that derives from the Leveraged Funds and Leveraged Inverse Funds use of leverage. For periods greater than one day, the use of leverage tends to cause the performance of a Leveraged Fund or Leveraged Inverse Fund to be either greater than, or less than, the Underlying Index performance times the stated multiple in the fund objective.

A Leveraged Fund’s or Leveraged Inverse Fund’s return for periods longer than one day is primarily a function of the following:  (a) index performance; (b) index volatility; (c) financing rates associated with leverage; (d) other fund expenses; (e) dividends paid by companies in the index; and (f) period of time.

A leveraged fund’s performance can be estimated given any set of assumptions for the factors described above. The tables below illustrate the impact of two factors, index volatility and index performance, on a leveraged fund. Index volatility is a statistical measure of the magnitude of fluctuations in the returns of an index and is calculated as the standard deviation of the natural logarithms of one plus the index return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated fund returns for a number of combinations of index performance and index volatility over a one year period. Assumptions used in the tables include: a) no dividends paid by the companies included in the index; b) no fund expenses; and c) borrowing/lending rates (to obtain leverage) of zero percent. If fund expenses were included, the fund’s performance would be lower than shown.

The first table below shows the estimated fund return over a one-year period for a leveraged fund that has an investment objective to correspond to twice (200% of) the daily performance of an index. The leveraged fund could be expected to achieve a 30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectus under “Understanding Compounding & the Effect of Leverage.” However, as the table shows, with an index volatility of 20%, such a fund would return 27%, again absent any costs or other factors described above and in the Prospectus under “Understanding Compounding & the Effect of Leverage.” In the charts below, unshaded areas represent those scenarios where a leveraged fund with the investment objective described will outperform (i.e., return more than) the index performance times the stated multiple in the leveraged fund’s investment objective; conversely, shaded areas represent those scenarios where the

40

leveraged fund will underperform (i.e., return less than) the index performance times the stated multiple in the fund’s investment objective.

Leveraged Fund Median Annual Returns

Index Performance		Market Volatility
One Year Index Performance	200% of One Year Index Performance	10%	15%	20%	25%	30%	35%	40%	45%	50%
-40%	-80%	-64%	-64%	-65%	-65%	-67%	-68%	-69%	-70%	-71%
-35%	-70%	-58%	-59%	-59%	-60%	-62%	-63%	-64%	-65%	-66%
-30%	-60%	-52%	-53%	-52%	-53%	-55%	-56%	-58%	-60%	-61%
-25%	-50%	-45%	-46%	-46%	-47%	-48%	-50%	-52%	-53%	-55%
-20%	-40%	-36%	-37%	-39%	-40%	-41%	-43%	-44%	-47%	-50%
-15%	-30%	-29%	-29%	-30%	-32%	-33%	-36%	-38%	-40%	-43%
-10%	-20%	-20%	-21%	-23%	-23%	-26%	-28%	-31%	-32%	-36%
-5%	-10%	-11%	-12%	-13%	-16%	-18%	-20%	-23%	-25%	-29%
0%	0%	-1%	-2%	-4%	-6%	-8%	-11%	-14%	-17%	-20%
5%	10%	9%	8%	6%	3%	2%	-3%	-5%	-8%	-12%
10%	20%	19%	19%	16%	15%	10%	9%	4%	0%	-5%
15%	30%	31%	29%	27%	25%	21%	19%	15%	11%	6%
20%	40%	43%	41%	38%	35%	32%	27%	23%	18%	13%
25%	50%	54%	52%	50%	48%	43%	39%	34%	29%	22%
30%	60%	69%	64%	62%	58%	56%	49%	43%	39%	34%
35%	70%	79%	77%	75%	70%	68%	61%	57%	50%	43%
40%	80%	92%	91%	88%	82%	81%	73%	67%	62%	54%

The second table below shows the estimated fund return over a one-year period for a leveraged inverse fund that has an investment objective to correspond to twice (200% of)  the opposite of the daily performance of an index. The leveraged inverse fund could be expected to achieve a -30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectus under “Understanding Compounding & the Effect of Leverage.” However, as the table shows, with an index volatility of 20%, such a fund would return -33%, again absent any costs or other factors described above and in the Prospectus under “Understanding Compounding & the Effect of Leverage.” In the charts below, unshaded areas represent those scenarios where a leveraged fund with the investment objective described will outperform (i.e., return more than) the index performance times the stated multiple in the leveraged fund’s investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (i.e., return less than) the index performance times the stated multiple in the fund’s investment objective.

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Leveraged Inverse Fund Median Annual Returns

Index Performance		Market Volatility
One Year Index Performance	200% Inverse of One Year Index Performance	10%	15%	20%	25%	30%	35%	40%	45%	50%
-40%	80%	165%	153%	145%	127%	114%	99%	74%	57%	35%
-35%	70%	130%	122%	109%	96%	84%	68%	51%	32%	17%
-30%	60%	98%	93%	79%	68%	58%	46%	29%	16%	1%
-25%	50%	73%	68%	58%	49%	36%	26%	13%	2%	-13%
-20%	40%	51%	45%	39%	31%	20%	12%	-2%	-11%	-23%
-15%	30%	35%	29%	23%	16%	6%	-2%	-12%	-22%	-30%
-10%	20%	20%	16%	9%	3%	-5%	-13%	-21%	-30%	-39%
-5%	10%	8%	5%	-2%	-8%	-14%	-21%	-30%	-38%	-46%
0%	0%	-3%	-7%	-12%	-17%	-23%	-28%	-37%	-44%	-51%
5%	-10%	-12%	-15%	-19%	-25%	-31%	-35%	-43%	-47%	-55%
10%	-20%	-19%	-23%	-27%	-32%	-36%	-43%	-47%	-53%	-59%
15%	-30%	-27%	-29%	-32%	-37%	-42%	-46%	-53%	-58%	-63%
20%	-40%	-33%	-35%	-38%	-42%	-46%	-50%	-56%	-60%	-66%
25%	-50%	-38%	-40%	-43%	-47%	-51%	-55%	-59%	-64%	-68%
30%	-60%	-43%	-44%	-47%	-51%	-55%	-59%	-62%	-66%	-71%
35%	-70%	-46%	-49%	-52%	-53%	-58%	-61%	-66%	-68%	-73%
40%	-80%	-50%	-52%	-55%	-57%	-61%	-64%	-68%	-71%	-75%

The foregoing tables are intended to isolate the effect of index volatility and index performance on the return of a leveraged fund. A Leveraged Fund’s or Leveraged Inverse Fund’s actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above or under “Understanding Compounding & the Effect of Leverage” in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Policies

The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund’s outstanding shares, whichever is less.

Fundamental Policies of the Domestic Equity Funds (except the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, and NASDAQ-100® Fund), Domestic Equity-Style Funds, Sector Funds (except for the Precious Metals Fund), International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, and Alternative Investment Funds

Each Fund shall not:

1.                                     Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing.  Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.  The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

2.                                     Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

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3.                                       Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4.                                       Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5.                                     Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6.                                     Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases, except that this restriction does not apply to the Commodities Strategy Fund.

7.                                     Invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, (i) to the extent the benchmark selected for a particular Domestic Equity Fund (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund), Domestic Equity - Style Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund or Alternative Investment Fund (except for the Absolute Return Strategies Fund, Alternative Strategies Allocation Fund and Hedged Equity Fund) is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry; and (ii) a Sector Fund or the Real Estate Fund will be concentrated in an industry or group of industries within a sector.  This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

The Alternative Strategies Allocation Fund and each Essential Portfolio Fund shall not:

8.                                     With respect to 75% of the Fund’s assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

Fundamental Policies of the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, NASDAQ-100® Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Precious Metals Fund

Each Fund shall not:

9.                                     Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund’s total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund’s investment objective, policies, and limitations; or (ii) by engaging in repurchase agreements with respect to portfolio securities; or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

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10.                               Underwrite securities of any other issuer.

11.                               Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

12.                               Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 13, 15, 16, and 17, as applicable to the Fund.

13.                               Pledge, mortgage, or hypothecate the Fund’s assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with (i) the writing of covered put and call options, (ii) the purchase of securities on a forward-commitment or delayed-delivery basis, and (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

14.                               Invest in commodities except that a Fund may purchase and sell futures contracts, including those relating to securities, currencies, indices, and options on futures contracts or indices and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

14.1                        The Precious Metals Fund may (a) trade in futures contracts and options on futures contracts; or (b) invest in precious metals and precious minerals.

15.                               Invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry (except that, to the extent the benchmark selected for the Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry).  This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

15.1                        The Precious Metals Fund will invest 25% or more of the value of its total assets in securities in the metals-related and minerals-related industries.

16.                               Borrow money, except (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund’s total assets from a bank or (ii) in an amount up to one-third of the value of the Fund’s total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments.  This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

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16.1                        The Nova Fund and the Government Long Bond 1.2x Strategy Fund may borrow money, subject to the conditions of paragraph 16, for the purpose of investment leverage.

16.2                        The Inverse Government Long Bond Strategy Fund may borrow money, subject to the conditions of paragraph 16, but shall not make purchases while borrowing in excess of 5% of the value of its assets.  For purposes of this subparagraph, Fund assets invested in reverse repurchase agreements are included in the amounts borrowed.

17.                                Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.  The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin.  The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost (“selling against the box”).

17.1                        The Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, and Inverse Government Long Bond Strategy Fund may engage in short sales of portfolio securities or maintain a short position if at all times when a short position is open (i) the Fund maintains a segregated account with the Fund’s custodian to cover the short position in accordance with the position of the SEC or (ii) the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short.

Fundamental Policies applicable to the Money Market Fund

The Money Market Fund shall not:

18.                               Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

19.                               Lend the Money Market Fund’s portfolio securities in excess of 15% of the Money Market Fund’s total assets.  Any loans of the Money Market Fund’s portfolio securities will be made according to guidelines established by the Board, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

20.                               Issue senior securities, except as permitted by the Money Market Fund’s investment objectives and policies.

21.                               Write or purchase put or call options.

22.                               Invest in securities of other investment companies, except as these securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization.

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23.                               Mortgage, pledge, or hypothecate the Money Market Fund’s assets except to secure permitted borrowings.  In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

24.                               Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

Each Fund may not:

1.                                       Invest in warrants (this limitation does not apply to the Absolute Return Strategies Fund, Hedged Equity Fund, S&P 500 Fund, Russell 2000® Fund, Russell 2000® 2x Strategy Fund, or Essential Portfolio Funds).

2.                                       Invest in real estate limited partnerships (this limitation does not apply to the Real Estate Fund).

3.                                       Invest in mineral leases (this limitation does not apply to the Absolute Return Strategies Fund, Hedged Equity Fund, S&P 500 Fund, Russell 2000® Fund, Russell 2000® 2x Strategy Fund, or Essential Portfolio Funds).

The Domestic Equity Funds (except for the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, and NASDAQ-100® Fund), Domestic Equity-Style Funds, Sector Funds, International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Funds, and Essential Portfolio Funds may not:

4.                                       Pledge, mortgage or hypothecate assets except to secure borrowings permitted by Fundamental Policy No. 1 above, or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

5.                                       Invest in companies for the purpose of exercising control (except for the S&P 500 Fund, Russell 2000® Fund, Russell 2000® 2x Strategy Fund, Inverse Russell 2000® 2x Strategy Fund, International Rotation Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Strategies Allocation Fund and Essential Portfolio Funds).

6.                                       Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

7.                                       Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

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8.                                       Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The Dow 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500 2x Strategy Fund, and Russell 2000® 1.5x Strategy Fund each may not:

9.                                     Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in its underlying index, without 60 days’ prior notice to shareholders.

The Inverse Dow 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Inverse Russell 2000® 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse NASDAQ-100® Strategy Fund, and Inverse Russell 2000® Strategy Fund each may not:

10.                               Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite the securities of companies in its underlying index, without 60 days’ prior notice to shareholders.

The S&P 500 Fund, NASDAQ-100® Fund, and Russell 2000® Fund each may not:

11.                               Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The Mid-Cap 1.5x Strategy Fund may not:

12.                               Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P MidCap 400® Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The Inverse Mid-Cap Strategy Fund may not:

13.                               Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies in its underlying index (currently, the S&P MidCap 400® Index) without 60 days’ prior notice to shareholders.

The Large-Cap Growth Fund may not:

14.                               Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P 500/Citigroup Pure Growth Index) and derivatives and other

47

instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The Large-Cap Value Fund may not:

15.                               Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P 500/Citigroup Pure Value Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The Mid-Cap Growth Fund may not:

16.                               Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P MidCap 400/Citigroup Pure Growth Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The Mid-Cap Value Fund may not:

17.                               Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P MidCap 400/Citigroup Pure Value Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The Small-Cap Growth Fund may not:

18.                               Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P SmallCap 600/Citigroup Pure Growth Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The Small-Cap Value Fund may not:

19.                               Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P SmallCap 600/Citigroup Pure Value Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The Multi-Cap Core Equity Fund and Hedged Equity Fund each may not:

20.                               Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) without 60 days’ prior notice to shareholders.

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Each Sector Fund and the Real Estate Fund may not:

21.                                 Change its investment strategy to invest at least 80% of its net assets in equity securities (and derivatives thereof) of companies in its respective sector without 60 days’ prior notice to shareholders.

The Europe 1.25x Strategy Fund may not:

22.                                 Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the Dow Jones STOXX 50 IndexSM) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The Japan 1.25x Strategy Fund may not:

23.                               Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the Topix 100 Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund each may not:

24.                                 Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. Government (and derivatives thereof) without 60 days’ prior notice to shareholders.

The Inverse Government Long Bond Strategy Fund may not:

25.                                 Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. Government without 60 days’ prior notice to shareholders.

The High Yield Strategy Fund may not:

26.                                 Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities without 60 days’ prior notice to shareholders.

The Inverse High Yield Strategy Fund may not:

27.                                 Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets without 60 days’ prior notice to shareholders.

49

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above under the heading “Fundamental Policies of the Domestic Equity Funds (except for the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, and NASDAQ-100® Fund), Domestic Equity-Style Funds, Sector Funds (except for the Precious Metals Fund), International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, and Alternative Investment Funds” and in paragraph 16 above under the heading “Fundamental Policies of the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, NASDAQ-100® Fund, Fixed Income Funds, and Precious Metals Fund.” With respect to borrowings in accordance with the limitations set forth in paragraphs 1 and 16, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES

With respect to the Alternative Strategies Allocation and Essential Portfolio Funds, the Funds will purchase and sell the principal portion of Fund securities (i.e., shares of the Underlying Funds) by dealing directly with the issuer of the Underlying Funds.  As such, the Funds are not expected to incur brokerage commissions with respect to their investments in the Underlying Funds.

Brokerage Transactions.  Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust’s Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order.  Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended December 31, 2005, 2006 and 2007, the Funds paid the following brokerage commissions:

50

Fund Name	Fund Inception Date	Aggregate Brokerage Commissions During Fiscal Year Ended 2005	Aggregate Brokerage Commissions During Fiscal Year Ended 2006	Aggregate Brokerage Commissions During Fiscal Year Ended 2007
Dow 2x Strategy Fund	05/03/04	$31,773	$26,923	$25,349
NASDAQ-100® 2x Strategy Fund	10/01/01	$67,478	$57,431	$120,638
Russell 2000® 2x Strategy Fund	10/27/06	**	$1,329	$10,358
S&P 500 2x Strategy Fund	10/01/01	$48,208	$15,487	$13,342
Inverse Dow 2x Strategy Fund	05/03/04	$3,759	$3,551	$5,917
Inverse NASDAQ-100® 2x Strategy Fund	*	**	**	**
Inverse Russell 2000® 2x Strategy Fund	*	**	**	**
Inverse S&P 500 2x Strategy Fund	*	**	**	**
Inverse Mid-Cap Strategy Fund	05/03/04	$799	$712	$1,422
Inverse NASDAQ-100® Strategy Fund	05/21/01	$17,991	$12,336	$62,183
Inverse Russell 2000® Strategy Fund	05/03/04	$3,527	$2,484	$2,989
Inverse S&P 500 Strategy Fund	06/09/97	$19,051	$4,696	$7,497
Mid-Cap 1.5x Strategy Fund	10/01/01	$191,567	$141,602	$64,502
Multi-Cap Core Equity Fund	11/29/05	$947	$7,597	$16,471
Nova Fund	05/07/97	$185,053	$98,243	$59,047
NASDAQ-100® Fund	05/07/97	$221,789	$93,714	$36,996
Russell 2000® Fund	*	**	**	**
Russell 2000® 1.5x Strategy Fund	10/01/01	$230,077	$198,287	$103,049
S&P 500 Fund	*	**	**	**
Sector Rotation Fund	05/01/02	$104,178	$212,244	$200,108
Large-Cap Growth Fund	05/03/04	$80,653	$56,112	$65,510
Large-Cap Value Fund	05/03/04	$50,352	$180,060	$162,643
Mid-Cap Growth Fund	05/03/04	217,277	$91,045	$106,826
Mid-Cap Value Fund	05/03/04	$432,614	$72,683	$84,659
Small-Cap Growth Fund	05/03/04	$131,018	$139,380	$101,123
Small-Cap Value Fund	05/03/04	$250,215	$195,718	$79,280
Banking Fund	05/02/01	$87,430	$37,655	$39,502
Basic Materials Fund	05/02/01	$137,924	$76,079	$144,370
Biotechnology Fund	05/02/01	$105,522	$102,596	$91,697
Consumer Products Fund	05/29/01	$86,983	$65,913	$51,027

51

Fund Name	Fund Inception Date	Aggregate Brokerage Commissions During Fiscal Year Ended 2005	Aggregate Brokerage Commissions During Fiscal Year Ended 2006	Aggregate Brokerage Commissions During Fiscal Year Ended 2007
Electronics Fund	08/03/01	$176,063	$143,834	$108,674
Energy Fund	05/29/01	$207,192	$63,337	$91,525
Energy Services Fund	05/02/01	$158,352	$93,259	$93,356
Financial Services Fund	07/20/01	$170,564	$90,553	$115,768
Health Care Fund	06/19/01	$96,875	$74,971	$119,650
Internet Fund	05/24/01	$151,273	$72,490	$71,873
Leisure Fund	05/22/01	$154,667	$51,962	$41,533
Precious Metals Fund	05/29/97	$316,343	$427,349	$316,558
Retailing Fund	07/23/01	$112,062	$33,154	$30,794
Technology Fund	05/02/01	$117,512	$109,069	$188,299
Telecommunications Fund	07/27/01	$124,364	$113,513	$123,916
Transportation Fund	06/11/01	$75,229	$73,529	$55,901
Utilities Fund	05/02/01	$190,626	$77,684	$131,979
Europe 1.25x Strategy Fund	10/01/01	$49,002	$50,011	$30,535
Japan 1.25x Strategy Fund	10/01/01	$11,309	$15,323	$9,199
International Rotation Fund	*	**	**	**
Government Long Bond 1.2x Strategy Fund	08/18/97	$33,980	$44,935	$15,870
Inverse Government Long Bond Strategy Fund	05/01/03	$17,864	$9,548	$6,410
High Yield Strategy Fund	*	**	**	**
Inverse High Yield Strategy Fund	*	**	**	**
Absolute Return Strategies Fund	11/29/05	$1,908	$41,210	$152,095
Alternative Strategies Allocation Fund	*	*	*	*
Commodities Strategy Fund	09/30/05	$1,088	$7,513	$16,413
Hedged Equity Fund	11/29/05	$2,406	$30,196	$64,871
Real Estate Fund	10/01/01	$246,573	$256,824	$115,128
Strengthening Dollar 2x Strategy Fund	09/30/05	$0	$0	$0
Weakening Dollar 2x Strategy Fund	09/30/05	$12	$24	$0
Essential Portfolio Conservative Fund	10/27/06	**	$0	$26
Essential Portfolio Moderate Fund	10/27/06	**	$14	$89
Essential Portfolio Aggressive Fund	10/27/06	**	$0	$206

52

Fund Name	Fund Inception Date	Aggregate Brokerage Commissions During Fiscal Year Ended 2005	Aggregate Brokerage Commissions During Fiscal Year Ended 2006	Aggregate Brokerage Commissions During Fiscal Year Ended 2007
U.S. Government Money Market Fund	05/07/97	$0	$0	$0

*	The Fund has not yet commenced operations.
**	Not in operation for the period indicated.

Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of shareholder purchase and redemption activity, as well as each Fund’s overall volatility.  Changes in the amount of commissions paid by a Fund do not reflect material changes in that Fund’s investment objective or strategies over these periods.

Brokerage Selection.  The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds’ Advisor may select a broker based upon brokerage or research services provided to the Advisor.  The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).  In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments.  Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.  The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services.  Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds’ Advisor under the Advisory Agreement.  Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

53

In some cases the Advisor may receive a service from a broker that has both a “research” and a “non-research” use.  When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service.  The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes.  In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering.  In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services.  The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances.  Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions.  These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust’s fiscal year ended December 31, 2007, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

Fund Name	Total Dollar Amount of Brokerage Commissions for Research Services	Total Dollar Amount of Transactions Involving Brokerage Commissions for Research Services
Dow 2x Strategy Fund	$1,065	$9,021,469
NASDAQ-100® 2x Strategy Fund	$13,919	$66,224,424
Russell 2000® 2x Strategy Fund	$1,532	$6,265,752
S&P 500 2x Strategy Fund	$837	$5,042,031
Inverse Dow 2x Strategy Fund	$0	$0
Inverse NASDAQ-100® 2x Strategy Fund	*	*
Inverse Russell 2000® 2x Strategy Fund	*	*
Inverse S&P 500 2x Strategy Fund	*	*
Inverse Mid-Cap Strategy Fund	$0	$0
Inverse NASDAQ-100® Strategy Fund	$0	$0
Inverse Russell 2000® Strategy Fund	$0	$0
Inverse S&P 500 Strategy Fund	$0	$0
Mid-Cap 1.5x Strategy Fund	$11,692	$69,605,730
Multi-Cap Core Equity Fund	$3,265	$17,240,640
Nova Fund	$15,707	$110,649,681
NASDAQ-100® Fund	$7,192	$36,754,727

54

Fund Name	Total Dollar Amount of Brokerage Commissions for Research Services	Total Dollar Amount of Transactions Involving Brokerage Commissions for Research Services
Russell 2000® Fund	*	*
Russell 2000® 1.5x Strategy Fund	$15,925	$56,559,495
S&P 500 Fund	*	*
Sector Rotation Fund	$15,413	$106,903,399
Large-Cap Growth Fund	$10,320	$68,384,793
Large-Cap Value Fund	$25,485	$94,830,493
Mid-Cap Growth Fund	$13,910	$73,379,092
Mid-Cap Value Fund	$12,056	$48,174,671
Small-Cap Growth Fund	$8,264	$33,727,544
Small-Cap Value Fund	$10,406	$23,292,464
Banking Fund	$2,747	$16,198,396
Basic Materials Fund	$10,731	$66,325,420
Biotechnology Fund	$2,494	$9,043,764
Consumer Products Fund	$2,286	$16,340,547
Electronics Fund	$4,212	$11,579,959
Energy Fund	$7,450	$65,684,566
Energy Services Fund	$7,084	$58,867,709
Financial Services Fund	$18,701	$138,541,592
Health Care Fund	$16,122	$122,197,605
Internet Fund	$4,067	$16,170,503
Leisure Fund	$3,075	$16,392,014
Precious Metals Fund	$21,360	$69,628,367
Retailing Fund	$2,067	$10,261,799
Technology Fund	$30,108	$150,407,854
Telecommunications Fund	$9,892	$44,368,705
Transportation Fund	$1,076	$7,536,363
Utilities Fund	$11,626	$66,170,906
Europe 1.25x Strategy Fund	$3,199	$25,328,262
Japan 1.25x Strategy Fund	$0	$0
International Rotation Fund	*	*
Government Long Bond 1.2x Strategy Fund	$0	$0
Inverse Government Long Bond Strategy Fund	$0	$0
High Yield Strategy Fund	*	*
Inverse High Yield Strategy Fund	*	*
Absolute Return Strategies Fund	$11,791	$63,612,434
Alternative Strategies Allocation Fund	*	*
Commodities Strategy Fund	$3,736	$25,176,658
Hedged Equity Fund	$4,789	$30,315,991
Real Estate Fund	$13,012	$67,282,239

55

Fund Name	Total Dollar Amount of Brokerage Commissions for Research Services	Total Dollar Amount of Transactions Involving Brokerage Commissions for Research Services
Strengthening Dollar 2x Strategy Fund	$0	$0
Weakening Dollar 2x Strategy Fund	$0	$0
Essential Portfolio Conservative Fund	$0	$0
Essential Portfolio Moderate Fund	$0	$0
Essential Portfolio Aggressive Fund	$28	$582,371
U.S. Government Money Market Fund	$0	$0

*              Not in operation for the period indicated.

Brokerage with Fund Affiliates.  A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, Inc. (the “Distributor”), for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC.  In such instances, the placement of orders with such brokers would be consistent with the Funds’ objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Fund, the Advisor or the Distributor.  With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.  The members of the Board, including those who are not “interested persons” of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended December 31, 2005, 2006 and 2007, the Funds paid the following brokerage commissions to the Distributor:

		Aggregate Brokerage Commissions Paid to Affiliated Broker			Percentage of Total Brokerage	Percentage of Total Brokerage Transactions, Involving Payment of Commissions,
Fund Name	Fund Inception Date	Fiscal Year Ended 2005	Fiscal Year Ended 2006	Fiscal Year Ended 2007	Commissions Paid to Affiliated Broker in 2007	Effected Through Affiliated Brokers in 2007
Dow 2x Strategy Fund	05/03/04	$0	$0	$0	0%	0%

56

		Aggregate Brokerage Commissions Paid to Affiliated Broker			Percentage of Total Brokerage	Percentage of Total Brokerage Transactions, Involving Payment of Commissions,
Fund Name	Fund Inception Date	Fiscal Year Ended 2005	Fiscal Year Ended 2006	Fiscal Year Ended 2007	Commissions Paid to Affiliated Broker in 2007	Effected Through Affiliated Brokers in 2007
NASDAQ-100® 2x Strategy Fund	10/01/01	$0	$0	$0	0%	0%
Russell 2000® 2x Strategy Fund	10/27/06	**	$0	$0	0%	0%
S&P 500 2x Strategy Fund	10/01/01	$0	$0	$0	0%	0%
Inverse Dow 2x Strategy Fund	05/03/04	$0	$0	$0	0%	0%
Inverse NASDAQ-100® 2x Strategy Fund	*	**	**	**	**	**
Inverse Russell 2000® 2x Strategy Fund	*	**	**	**	**	**
Inverse S&P 500 2x Strategy Fund	*	**	**	**	**	**
Inverse Mid-Cap Strategy Fund	05/03/04	$0	$0	$0	0%	0%
Inverse NASDAQ-100® Strategy Fund	05/21/01	$0	$0	$0	0%	0%
Inverse Russell 2000® Strategy Fund	05/03/04	$0	$0	$0	0%	0%
Inverse S&P 500 Strategy Fund	06/09/97	$0	$0	$0	0%	0%
Mid-Cap 1.5x Strategy Fund	10/01/01	$5,692	$0	$0	0%	0%
Multi-Cap Core Equity Fund	11/29/05	$0	$0	$0	0%	0%
Nova Fund	05/07/97	$0	$0	$0	0%	0%
NASDAQ-100® Fund	05/07/97	$0	$0	$0	0%	0%
Russell 2000® Fund	*	**	**	**	**	0%
Russell 2000® 1.5x Strategy Fund	10/01/01	$0	$0	$0	0%	0%
S&P 500 Fund	*	**	**	**	**	**
Sector Rotation Fund	05/01/02	$0	$0	$0	0%	0%
Large-Cap Growth Fund	05/03/04	$4,830	$0	$0	0%	0%

57

		Aggregate Brokerage Commissions Paid to Affiliated Broker			Percentage of Total Brokerage	Percentage of Total Brokerage Transactions, Involving Payment of Commissions,
Fund Name	Fund Inception Date	Fiscal Year Ended 2005	Fiscal Year Ended 2006	Fiscal Year Ended 2007	Commissions Paid to Affiliated Broker in 2007	Effected Through Affiliated Brokers in 2007
Large-Cap Value Fund	05/03/04	$1,770	$0	$0	0%	0%
Mid-Cap Growth Fund	05/03/04	$9,570	$0	$0	0%	0%
Mid-Cap Value Fund	05/03/04	$18,128	$0	$0	0%	0%
Small-Cap Growth Fund	05/03/04	$2,634	$0	$0	0%	0%
Small-Cap Value Fund	05/03/04	$16,807	$0	$0	0%	0%
Banking Fund	05/02/01	$0	$0	$0	0%	0%
Basic Materials Fund	05/02/01	$0	$0	$0	0%	0%
Biotechnology Fund	05/02/01	$3,235	$0	$0	0%	0%
Consumer Products Fund	05/29/01	$1,262	$0	$0	0%	0%
Electronics Fund	08/03/01	$0	$0	$0	0%	0%
Energy Fund	05/29/01	$2,523	$0	$0	0%	0%
Energy Services Fund	05/02/01	$3,467	$0	$0	0%	0%
Financial Services Fund	07/20/01	$0	$0	$0	0%	0%
Health Care Fund	06/19/01	$1,283	$0	$0	0%	0%
Internet Fund	05/24/01	$4,039	$0	$0	0%	0%
Leisure Fund	05/22/01	$1,248	$0	$0	0%	0%
Precious Metals Fund	05/29/97	$0	$0	$0	0%	0%
Retailing Fund	07/23/01	$433	$0	$0	0%	0%
Technology Fund	05/02/01	$0	$0	$0	0%	0%
Telecommunications Fund	07/27/01	$3,005	$0	$0	0%	0%
Transportation Fund	06/11/01	$1,066	$0	$0	0%	0%
Utilities Fund	05/02/01	$4,653	$0	$0	0%	0%
Europe 1.25x Strategy Fund	10/01/01	$0	$0	$0	0%	0%
Japan 1.25x Strategy Fund	10/01/01	$0	$0	$0	0%	0%
International Rotation Fund	*	**	**	**	**	**

58

		Aggregate Brokerage Commissions Paid to Affiliated Broker			Percentage of Total Brokerage	Percentage of Total Brokerage Transactions, Involving Payment of Commissions,
Fund Name	Fund Inception Date	Fiscal Year Ended 2005	Fiscal Year Ended 2006	Fiscal Year Ended 2007	Commissions Paid to Affiliated Broker in 2007	Effected Through Affiliated Brokers in 2007
Government Long Bond 1.2x Strategy Fund	08/18/97	$0	$0	$0	0%	0%
Inverse Government Long Bond Strategy Fund	05/01/03	$0	$0	$0	0%	0%
High Yield Strategy Fund	*	**	**	**	**	0%
Inverse High Yield Strategy Fund	*	**	**	**	**	0%
Absolute Return Strategies Fund	11/29/05	$0	$0	$0	0%	0%
Alternative Strategies Allocation Fund	*	*	*	*	*	*
Commodities Strategy Fund	09/30/05	$0	$0	$0	0%	0%
Hedged Equity Fund	11/29/05	$0	$0	$0	0%	0%
Real Estate Fund	10/01/01	$1,995	$0	$0	0%	0%
Strengthening Dollar 2x Strategy Fund	09/30/05	$0	$0	$0	0%	0%
Weakening Dollar 2x Strategy Fund	09/30/05	$0	$0	$0	0%	0%
Essential Portfolio Conservative Fund	10/27/06	**	$0	$0	0%	0%
Essential Portfolio Moderate Fund	10/27/06	**	$0	$0	0%	0%
Essential Portfolio Aggressive Fund	10/27/06	**	$0	$0	0%	0%
U.S. Government Money Market Fund	05/07/97	$0	$0	$0	0%	0%

*	The Fund has not yet commenced operations.
**	Not in operation for the period indicated.

Securities of “Regular Broker-Dealers.”  The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions, (ii) engaged as principal in the largest dollar

59

amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust’s shares.  As of December 31, 2007, the following Funds held the following securities of the Trust’s “regular brokers or dealers:”

Fund Name	Full Name of Broker/Dealer	Total Amount of Securities of Each Regular Broker-Dealer Held
Dow 2x Strategy Fund	Lehman Brothers Holdings, Inc.	$4,194,918
	UBS AG	$1,923,448
	Mizuho Financial Group, Inc.	$1,923,448
	Morgan Stanley	$1,923,448
Russell 2000® 2x Strategy Fund	Lehman Brothers Holdings, Inc.	$263,171
	UBS AG	$528,638
	Mizuho Financial Group, Inc.	$528,638
	Morgan Stanley	$528,638
Inverse Dynamic Dow 2x Strategy Fund	Lehman Brothers Holdings, Inc.	$2,722,866
	UBS AG	$1,587,577
	Mizuho Financial Group, Inc.	$1,587,577
	Morgan Stanley	$1,587,577
Inverse Russell 2000® Strategy Fund	Lehman Brothers Holdings, Inc.	$969,270
	UBS AG	$1,947,001
	Mizuho Financial Group, Inc.	$1,947,001
	Morgan Stanley	$1,947,001
Multi-Cap Core Equity Fund	Lehman Brothers Holdings, Inc.	$887
	UBS AG	$1,783
	Mizuho Financial Group, Inc.	$1,783
	Morgan Stanley	$1,783
	Goldman Sachs Group	$6,452
	Bank of America Corp	$45,386
	Bear Stearns	$13,238
	Bank of New York Mellon Corp	$24,282
Russell 2000® 1.5x Strategy Fund	Lehman Brothers Holdings, Inc.	$778,475
	UBS AG	$1,563,744
	Mizuho Financial Group, Inc.	$1,563,744
	Morgan Stanley	$1,563,744
Sector Rotation Fund	Lehman Brothers Holdings, Inc.	$3,698,909
Large-Cap Growth Fund	Lehman Brothers Holdings, Inc.	$280,296
Large-Cap Value Fund	Lehman Brothers Holdings, Inc.	$27,930
	Bear Stearns Cos., Inc.	$173,588
	Bank of America Corp.	$196,480
	Lehman Brothers Holdings, Inc.	$78,528
	Merrill Lynch & Co., Inc.	$115,949
Mid-Cap Growth Fund	Lehman Brothers Holdings, Inc.	$207,102
Mid-Cap Value Fund	Lehman Brothers Holdings, Inc.	$97,313
Small-Cap Growth Fund	Lehman Brothers Holdings, Inc.	$78,077
Small-Cap Value Fund	Lehman Brothers Holdings, Inc.	$13,719
Europe 1.25x Strategy Fund	Lehman Brothers Holdings, Inc.	$3,944,536
	UBS AG	$5,252,538
	Mizuho Financial Group, Inc.	$5,252,538

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Fund Name	Full Name of Broker/Dealer	Total Amount of Securities of Each Regular Broker-Dealer Held
	Morgan Stanley	$5,252,538
	Credit Suisse Group	$1,208,611
Japan 1.25x Strategy Fund	Lehman Brothers Holdings, Inc.	$3,641,381
	UBS AG	$2,082,111
	Mizuho Financial Group, Inc.	$2,082,111
	Morgan Stanley	$2,082,111
Banking Fund	Lehman Brothers Holdings, Inc.	$33,815
	Bank of America Corp.	$421,430
Basic Materials Fund	Lehman Brothers Holdings, Inc.	$443,629
Biotechnology Fund	Lehman Brothers Holdings, Inc.	$106,874
Consumer Products Fund	Lehman Brothers Holdings, Inc.	$321,901
Electronics Fund	Lehman Brothers Holdings, Inc.	$33,356
Energy Fund	Lehman Brothers Holdings, Inc.	$554,119
Energy Services Fund	Lehman Brothers Holdings, Inc.	$541,733
Financial Services Fund	Lehman Brothers Holdings, Inc.	$115,215
	Bank of America Corp.	$378,726
	Lehman Brothers Holdings, Inc.	$187,420
	Merrill Lynch & Co., Inc.	$183,478
	Bear Stearns Cos., Inc.	$83,837
	Goldman Sachs Group, Inc	$279,565
	Bank of New York Mellon Corp.	$244,970
	Credit Suisse Group	$245,989
Health Care Fund	Lehman Brothers Holdings, Inc.	$139,364
Internet Fund	Lehman Brothers Holdings, Inc.	$9,132
Leisure Fund	Lehman Brothers Holdings, Inc.	$56,089
Precious Metals Fund	Lehman Brothers Holdings, Inc.	$355,404
Retailing Fund	Lehman Brothers Holdings, Inc.	$49,581
Technology Fund	Lehman Brothers Holdings, Inc.	$124,322
Transportation Fund	Lehman Brothers Holdings, Inc.	$74,412
Utilities Fund	Lehman Brothers Holdings, Inc.	$204,223
Absolute Return Strategies Fund	Lehman Brothers Holdings, Inc.	$201,079
	UBS AG	$403,915
	Mizuho Financial Group, Inc.	$403,915
	Morgan Stanley	$403,915
	Bank of New York Mellon Corp.	$13,165
	Goldman Sachs Group, Inc.	$131,180
	Credit Suisse Group	$38,464
Commodities Strategy Fund	Lehman Brothers Holdings, Inc.	$2,686,957
	UBS AG	$5,397,368
	Mizuho Financial Group, Inc.	$5,397,368
	Morgan Stanley	$5,397,368
Hedged Equity Fund	Lehman Brothers Holdings, Inc.	$430,761
	UBS AG	$865,285
	Mizuho Financial Group, Inc.	$865,285
	Morgan Stanley	$865,285
	Credit Suisse Group	$21,035

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Fund Name	Full Name of Broker/Dealer	Total Amount of Securities of Each Regular Broker-Dealer Held
	Bank of New York Mellon Corp.	$4,388
	Goldman Sachs Group, Inc.	$40,859
Strengthening Dollar 2x Strategy Fund	Lehman Brothers Holdings, Inc.	$264,249
	UBS AG	$530,807
	Mizuho Financial Group, Inc.	$530,807
	Morgan Stanley	$530,807
Weakening Dollar 2x Strategy Fund	Lehman Brothers Holdings, Inc.	$1,098,935
	UBS AG	$2,207,460
	Mizuho Financial Group, Inc.	$2,207,460
	Morgan Stanley	$2,207,460
Government Long Bond 1.2x Strategy Fund	Lehman Brothers Holdings, Inc.	$1,832,452
	UBS AG	$3,680,897
	Mizuho Financial Group, Inc.	$3,680,897
	Morgan Stanley	$3,680,897
Inverse Government Long Bond Strategy Fund	Lehman Brothers Holdings, Inc.	$14,605,412
	UBS AG	$2,863,269
	Mizuho Financial Group, Inc.	$2,863,269
	Morgan Stanley	$2,863,269
Essential Portfolio Conservative Fund	Lehman Brothers Holdings, Inc.	$41,866
Essential Portfolio Moderate Fund	Lehman Brothers Holdings, Inc.	$228,935
Essential Portfolio Aggressive Fund	Lehman Brothers Holdings, Inc.	$89,616
U.S. Government Money Market Fund	Lehman Brothers Holdings, Inc.	$21,108,071
	UBS AG	$42,400,397
	Mizuho Financial Group, Inc.	$42,400,397
	Morgan Stanley	$42,400,397

MANAGEMENT OF THE TRUST

Board Responsibilities. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

Members of the Board and Officers of the Trust.  Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust.  Also included below is the term of office for each of the Executive Officers of the Trust.  The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.  Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
Interested Trustees*
Michael P. Byrum (37)	Trustee from 2005 to present.

PADCO Advisors, Inc.:

Chief Investment Officer from August 2006 to present; Chief Operating Officer of PADCO Advisors, Inc. from October 2003 to May 2004; Executive Vice President from December 2002 to May 2004; President from May 2004 to present; and Secretary from December 2002 to present

PADCO Advisors II, Inc.:

Chief Investment Officer from August 2006 to present; Chief Operating Officer of PADCO Advisors II, Inc.from December 2003 to May 2004; Executive Vice President from December 2002 to May 2004; President from May 2004 to present; and Secretary from December 2002 to present

Rydex Advisory Services:

President from August 2004 to present

Rydex Capital Partners I, LLC: President and Secretary from October 2003 to April 2007

Rydex Capital Partners II, LLC: President and Secretary from October 2003 to April 2007

Rydex Distributors, Inc.:

Secretary from December 2001 to May 2004; Executive Vice President from December 2002 to May 2004; and Chief Operating Officer from December 2003 to May 2004

Rydex Fund Services, Inc.:

Secretary from December 2002 to

			149	None

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee

present; Executive Vice President from December 2002 to August 2006; and Chief Operating Officer from December 2003 to May 2004

Rydex Holdings, Inc.:

Secretary from December 2005 to present and Executive Vice President from December 2005 to August 2006

Advisor Research Center, Inc.: Secretary from May 2006 to present and Executive Vice President from May 2006 to August 2006

Rydex Specialized Products, LLC: Director and Secretary from September 2005 to present

Carl G. Verboncoeur (55)	Trustee from 2004 to present; President from 2003 to present; Vice President from 1997 to present; and Treasurer from 1997 to 2003.

PADCO Advisors, Inc.:

Chief Executive Officer from October 2003 to present; Executive Vice President of PADCO Advisors, Inc. from December 2002 to October 2003; President of PADCO Advisors, Inc. from October 2003 to May 2004; and Treasurer from December 2002 to present

PADCO Advisors II, Inc.:

Chief Executive Officer from December 2003 to present; Executive Vice President of PADCO Advisors II, Inc. from December 2002 to December 2003; President of PADCO Advisors II, Inc. from December 2002 to May 2004 and Treasurer from December 2003 to present

Rydex Capital Partners I, LLC: Treasurer from October 2003 to April 2007, and Executive Vice President from October 2003 to August 2006

			149	None

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee

Rydex Capital Partners II, LLC:

Treasurer from October 2003 to April 2007, and Executive Vice President from October 2003 to August 2006

Rydex Advisory Services:

Chief Executive Officer from August 2004 to present

Rydex Distributors, Inc.:

President and Chief Executive Officer from December 2003 to present; Treasurer from December 2002 to present; Executive Vice President from December 2002 to December 2003; and Vice President from December 2001 to December 2002

Rydex Fund Services, Inc.:

Chief Executive Officer from December 2003 to present; President and Treasurer from December 2002 to present; and Executive Vice President from December 2001 to December 2002

Rydex Holdings, Inc.:

Chief Executive Officer, President and Treasurer from December 2005 to present

Advisor Research Center, Inc.:

Chief Executive Officer, President and Treasurer from May 2006 to present

Rydex Specialized Products, LLC: Chief Executive Officer, Director and Treasurer from September 2005 to present

Independent Trustees
Corey A. Colehour (62)	Trustee from 1993 to present; and Member of the Audit and	Retired from August 2006 to present. President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006	149	None

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
	Governance and Nominating Committees from 1995 to present.
J. Kenneth Dalton (67)	Trustee from 1995 to present; Member of the Governance and Nominating Committee from 1995 to present; and Chairman of the Audit Committee from 1997 to present.	Retired	149	None
John O. Demaret (68)	Trustee from 1997 to present; Chairman of the Board from 2006 to present; and Member of the Audit and Governance and Nominating Committees from 1997 to present.	Retired	149	None
Werner E. Keller (67)	Trustee and Member of the Audit and Governance and Nominating Committees	Founder and President of Keller Partners, LLC (registered investment adviser) from 2005 to present; and Retired from 2001 to 2005	149	None

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
	from 2005 to present.
Thomas F. Lydon (48)	Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present.	President of Global Trends Investments (registered investment adviser) from 1996 to present	149	None
Patrick T. McCarville (65)	Trustee from 1997 to present; Chairman of the Governance and Nominating Committee from 1997 to present; and Member of the Audit Committee from 1997 to present.	Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to present	149	None
Roger Somers (63)	Trustee from 1993 to present; and Member of the Audit and Governance and Nominating Committees from 1995 to present.	Founder and Chief Executive Officer of Arrow Limousine from 1965 to present	149	None
Officers
Nick Bonos (44)	Vice President and Treasurer from 2003 to present.	Senior Vice President of Fund Services of PADCO Advisors, Inc. from August 2006 to present; Senior Vice President of Rydex Fund	149	Not Applicable

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee

Services, Inc. from December 2003 to August 2006; Vice President of Accounting, Rydex Fund Services, Inc. from 2001 to 2003; and Chief Financial Officer and Manager of Rydex Specialized Products, LLC from September 2005 to present

Joanna M. Haigney (41)	Chief Compliance Officer from 2004 to present; and Secretary from 2000 to present.	Chief Compliance Officer of PADCO Advisors, Inc. and PADCO Advisors II, Inc. from May 2005 to present and Rydex Capital Partners I, LLC and Rydex Capital Partners II, LLC from August 2006 to April 2007; Vice President of Compliance of PADCO Advisors, Inc. from August 2006 to present; Assistant Secretary of Rydex Distributors, Inc. from December 2001 to December 2003; and Vice President of Rydex Distributors, Inc. from December 2003 to May 2004 and Rydex Fund Services, Inc. from December 2001 to August 2006	149	Not Applicable
Joseph Arruda (41)	Assistant Treasurer from 2006 to present.	Vice President of PADCO Advisors, Inc. and PADCO Advisors II, Inc. from 2004 to present; Director of Accounting of PADCO Advisors, Inc. and PADCO Advisors II, Inc. from 2003 to 2004; Vice President of Mutual Funds, State Street Bank & Trust from 2000 to 2003	149	Not Applicable
Paula Billos (33)	Controller from 2006 to present.	Director of Fund Administration of PADCO Advisors, Inc. and PADCO Advisors II, Inc. from 2001 to present	149	Not Applicable

*                                         Messrs. Verboncoeur and Byrum are “interested” persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds’ Advisor.

Board Standing Committees.  The Board has established the following standing committees:

Audit Committee.  The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust.  The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed

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 scope and terms of its engagement, and the firm’s independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and other audit related matters.  Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four (4) times in the most recently completed fiscal year.

 Governance and Nominating Committee.  The Board has a standing Governance and Nominating Committee that is composed of each of the independent trustees of the Trust.  The Governance and Nominating Committee operates under a written charter approved by the Board.  The principal responsibility of the Governance and Nominating Committee is to identify, recommend and nominate candidates to fill vacancies, if any, on the Trust’s Board.  The Governance and Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Exchange Act in conjunction with a shareholder meeting to consider the election of Board members.  The Governance and Nominating Committee also reviews the compensation for the Board members.  Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Governance and Nominating Committee. The Governance and Nominating Committee met twice during the most recently completed fiscal year.

 Fund Shares Owned by Board Members.  The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year. With the exception of those Funds listed below, none of the Trustees beneficially owned shares of the Funds as of December 31, 2007.  Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.  The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Fund Name	Dollar Range of Fund Shares (1)	Aggregate Dollar Range of Shares in All Rydex Funds Overseen by Trustee (1),(2)
Interested Trustees
Michael P. Byrum	None	None	Over $100,000
Carl G. Verboncoeur	None	None	Over $100,000
Independent Trustees
Corey A. Colehour	None	None	$50,001-$100,000
J. Kenneth Dalton	None	None	$10,001-$50,000
John O. Demaret	None	None	Over $100,000
Thomas F. Lydon	None	None	None

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Name	Fund Name	Dollar Range of Fund Shares (1)	Aggregate Dollar Range of Shares in All Rydex Funds Overseen by Trustee (1),(2)
Werner E. Keller	None	None	Over $100,000
Patrick T. McCarville	None	None	$50,001-$100,000
Roger J. Somers	None	None	Over $100,000

(1)                            Information provided is as of December 31, 2007.  As of the date of this SAI, none of the Trustees beneficially owned  shares of the Funds.

(2)                            Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

Board Compensation. — The following table sets forth compensation paid by the Trust for the fiscal year ended December 31, 2007:

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex *
Interested Trustees**
Michael P. Byrum	$0	$0	$0	$0
Carl G. Verboncoeur	$0	$0	$0	$0
Independent Trustees
Corey A. Colehour	$18,900	$0	$0	$142,500
J. Kenneth Dalton	$20,200	$0	$0	$150,000
John O. Demaret	$23,100	$0	$0	$167,500
Werner E. Keller	$18,900	$0	$0	$142,500
Thomas F. Lydon	$18,900	$0	$0	$142,500
Patrick T. McCarville	$19,500	$0	$0	$146,250
Roger J. Somers	$18,900	$0	$0	$142,500

*                             Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Series Funds.

**                      Messrs. Verboncoeur and Byrum are Interested Trustees, as defined above.  As officers of the Advisor, they do not receive compensation from the Trust.

Code of Ethics

The Board has adopted a Combined Code of Ethics (the “Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act.  The Advisor, Servicer and Distributor are also covered by the Code of Ethics.  The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees

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(“access persons”).  The Sub-Advisor has adopted its own Code of Ethics (the “Sub-Advisor’s Code of Ethics”) pursuant to Rule 17j-1, and the Sub-Advisor’s Code of Ethics applies to the personal investing activities of the Sub-Advisor’s access persons.  Rule 17j-1, the Code of Ethics, and the Sub-Advisor’s Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons.  Under the Code of Ethics and the Sub-Advisor’s Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings.  The Code of Ethics is on file with the SEC, and is available to the public.

Proxy Voting

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI.  The Board will periodically review each Fund’s proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX.  The Trust’s most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Variable Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.  The Trust’s Form N-PX is also available on the SEC’s web site at www.sec.gov.

The Advisor and the Advisory Agreements

PADCO Advisors II, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to each Fund pursuant to an advisory contract with the Trust.  PADCO Advisors II, Inc. was incorporated in the State of Maryland on July 5, 1994 and, together with PADCO Advisors, Inc., a registered investment adviser under common control, does business under the name Rydex Investments.

On January 18, 2008, Security Benefit Corporation and Security Benefit Life Insurance Company (together, “Security Benefit”) acquired Rydex Holdings, Inc., the Advisor’s parent company, together with several other Rydex entities.  As a result, the Advisor has undergone a change of control and is now a subsidiary of Security Benefit.  Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

Pursuant to investment advisory agreements with the Advisor, dated January 18, 2008 (each an “Advisory Agreement” and together, the “Advisory Agreements”), the Advisor serves as the investment adviser for the Trust and provides investment advice to the Funds, in accordance with the investment objectives, policies and limitations of the Funds, and oversees the day-to-day operations of the Funds, subject to the general provision and control of the Board and the officers of the Trust.  Prior to November 2, 1998, the Advisor provided similar services to the Rydex Subaccounts. As of April 1, 2008, net assets under management of the Advisor and its affiliates were approximately $15.5 billion.  Pursuant to the Advisory Agreements, the Funds pay the Advisor at an annual rate based on the average daily net assets for each respective Fund, as set forth below.  Through May 1, 2009, Rydex has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Commodities Strategy Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.29% per annum of the average monthly net assets of the Fund (the “Contractual Fee Waiver”).  The Contractual Fee Waiver may not be modified or eliminated prior to May 1, 2009, except with the approval of the Board.  There is no guarantee that the contractual fee waiver will continue beyond May 1, 2009.  The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may

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make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares,  and otherwise currently pay all distribution costs for Fund shares.

For the fiscal years ended December 31, 2005, 2006 and 2007, the Advisor received the following investment advisory fees:

Fund Name	Fund Inception Date	Advisory Fee	Advisory Fees Paid for Fiscal Year Ended 2005	Advisory Fees Paid for Fiscal Year Ended 2006	Advisory Fees Paid for Fiscal Year Ended 2007
Dow 2x Strategy Fund	05/03/04	0.90%	$79,938	$184,675	$325,734
NASDAQ-100® 2x Strategy Fund	10/01/01	0.90%	$313,404	$327,744	$413,793
Russell 2000® 2x Strategy Fund	10/27/06	0.90%	**	$7,410	$51,879
S&P 500 2x Strategy Fund	10/01/01	0.90%	$220,666	$248,992	$290,055
Inverse Dow 2x Strategy Fund	05/03/04	0.90%	$56,703	$92,982	$155,835
Inverse NASDAQ-100® 2x Strategy Fund	*	0.90%	**	**	**
Inverse Russell 2000® 2x Strategy Fund	*	0.90%	**	**	**
Inverse S&P 500 2x Strategy Fund	*	0.90%	**	**	**
Inverse Mid-Cap Strategy Fund	05/03/04	0.90%	$29,966	$39,155	$31,437
Inverse NASDAQ-100® Strategy Fund	05/21/01	0.90%	$289,875	$279,479	$216,771
Inverse Russell 2000® Strategy Fund	05/03/04	0.90%	$129,130	$142,308	$97,166
Inverse S&P 500 Strategy Fund	06/09/97	0.90%	$320,367	$311,192	$245,534
Mid-Cap 1.5x Strategy Fund	10/01/01	0.90%	$390,477	$359,173	$386,897
Multi-Cap Core Equity Fund***	11/29/05	0.90%	$1,807	$36,256	$48,195
Nova Fund	05/07/97	0.75%	$810,149	$631,818	$721,366
NASDAQ-100® Fund	05/07/97	0.75%	$775,848	$588,233	$581,978
Russell 2000® Fund	*	0.75%	**	**	**
Russell 2000® 1.5x Strategy Fund	10/01/01	0.90%	$373,023	$529,924	$315,031
S&P 500 Fund	*	0.75%	**	**	**
Sector Rotation Fund	05/01/02	0.90%	$312,736	$730,431	$866,664
Large-Cap Growth Fund	05/03/04	0.75%	$92,751	$134,823	$196,397

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Fund Name	Fund Inception Date	Advisory Fee	Advisory Fees Paid for Fiscal Year Ended 2005	Advisory Fees Paid for Fiscal Year Ended 2006	Advisory Fees Paid for Fiscal Year Ended 2007
Large-Cap Value Fund	05/03/04	0.75%	$124,509	$324,187	$395,951
Mid-Cap Growth Fund	05/03/04	0.75%	$136,354	$140,820	$223,890
Mid-Cap Value Fund	05/03/04	0.75%	$238,548	$157,298	$242,466
Small-Cap Growth Fund	05/03/04	0.75%	$148,476	$125,195	$154,641
Small-Cap Value Fund	05/03/04	0.75%	$138,138	$204,933	$132,869
Banking Fund	05/02/01	0.85%	$139,283	$146,468	$106,478
Basic Materials Fund	05/02/01	0.85%	$306,201	$342,886	$697,322
Biotechnology Fund	05/02/01	0.85%	$122,040	$220,641	$99,625
Consumer Products Fund	05/29/01	0.85%	$257,494	$295,176	$278,587
Electronics Fund	08/03/01	0.85%	$82,544	$184,321	$72,886
Energy Fund	05/29/01	0.85%	$735,672	$671,196	$655,578
Energy Services Fund	05/02/01	0.85%	$498,017	$658,963	$673,997
Financial Services Fund	07/20/01	0.85%	$258,622	$309,488	$285,255
Health Care Fund	06/19/01	0.85%	$386,131	$393,117	$375,917
Internet Fund	05/24/01	0.85%	$96,208	$83,765	$122,869
Leisure Fund	05/22/01	0.85%	$261,260	$175,172	$225,200
Precious Metals Fund	05/29/97	0.75%	$234,255	$565,415	$473,091
Retailing Fund	07/23/01	0.85%	$238,113	$175,095	$149,844
Technology Fund	05/02/01	0.85%	$143,165	$179,474	$289,011
Telecommunications Fund	07/27/01	0.85%	$153,286	$225,010	$389,137
Transportation Fund	06/11/01	0.85%	$221,069	$346,981	$197,961
Utilities Fund	05/02/01	0.85%	$413,709	$392,767	$582,353
Europe 1.25x Strategy Fund	10/01/01	0.90%	$254,306	$480,072	$764,963
Japan 1.25x Strategy Fund	10/01/01	0.90%	$154,313	$314,810	$219,755

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Fund Name	Fund Inception Date	Advisory Fee	Advisory Fees Paid for Fiscal Year Ended 2005	Advisory Fees Paid for Fiscal Year Ended 2006	Advisory Fees Paid for Fiscal Year Ended 2007
International Rotation Fund	*	0.90%	**	**	**
Government Long Bond 1.2x Strategy Fund	08/18/97	0.50%	$260,301	$319,322	$263,582
Inverse Government Long Bond Strategy Fund	05/01/03	0.90%	$394,324	$269,763	$185,683
High Yield Strategy Fund	*	0.75%	**	**	**
Inverse High Yield Strategy Fund	*	0.75%	**	**	$184,435
Absolute Return Strategies Fund	11/29/05	1.15%	$3,094	$122,492	$414,321
Alternative Strategies Allocation Fund	*	*	*	*	*
Commodities Strategy Fund	09/30/05	0.75%	$35,544	$181,709	$184,435
Strengthening Dollar 2x Strategy Fund	09/30/05	0.90%	$4,013	$22,043	$30,174
Weakening Dollar 2x Strategy Fund	09/30/05	0.90%	$3,898	$70,784	$91,184
Hedged Equity Fund	11/29/05	1.15%	$3,082	$75,596	$177,048
Real Estate Fund	10/01/01	0.85%	$290,755	$473,372	$492,911
Essential Portfolio Conservative Fund	10/27/06	0.00%	**	$0	$0
Essential Portfolio Moderate Fund	10/27/06	0.00%	**	$0	$0
Essential Portfolio Aggressive Fund	10/27/06	0.00%	**	$0	$0
U.S. Government Money Market Fund	05/07/97	0.50%	$1,200,944	$1,271,093	$1,332,696

*	The Fund has not yet commenced operations.
**	Not in operation for the period indicated.
***

The Multi-Cap Core Equity Fund pays the Advisor a management fee that is comprised of two components: the first component is an annual basic fee (the “basic fee”) equal to 0.70% of the Multi-Cap Core Equity Fund’s average daily net assets, and the second component is a performance fee adjustment. The Multi-Cap Core Equity Fund’s fee structure is described below.

The Multi-Cap Core Equity Fund’s basic fee is subject to upward or downward adjustment depending on whether, and to what extent, the investment performance of the Fund for the relevant performance period exceeds, or is exceeded by, the investment record (the “record”) of the index determined by the Fund to be appropriate over the same period. The Trustees have designated the Russell 3000® Index (the “Index”) for this purpose. The Index measures the performance of the 3,000 largest U.S. companies

74

based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The performance period consists of a rolling 12-month period, and will be calculated and applied at the end of each month. Each 0.0375% of difference will result in a performance rate adjustment of 0.01%. The maximum annualized performance rate adjustment is +/- 0.20%.  A percentage of this rate (based on the number of days in the current month) is then multiplied by the average daily net assets of the Multi-Cap Core Equity Fund over the entire performance period, giving the dollar amount that will be added to (or subtracted from) the basic fee.

Performance Adjustment Example.  The following hypothetical example illustrates the application of the performance adjustment.  For purposes of the example, any dividends and capital gain distributions paid by the Multi-Cap Core Equity Fund are treated as if reinvested in shares of the Multi-Cap Core Equity Fund at net asset value, and any dividends paid on the stocks in the Index are treated as if reinvested in the Index.

The example also makes these assumptions:

For the rolling 12-month performance period	Fund’s investment performance	Index’s cumulative change	Fund’s performance relative to the Index

January 1	$50.00100.00
December 31	$55.25110.20
Absolute change	+$5.25	+$10.20
Actual change	+10.50%	+10.20%	+0.30%

Based on these assumptions, the Multi-Cap Core Equity Fund calculates the Advisor’s management fee rate for the last month of the performance period as follows:

•                  The portion of the annual basic fee rate of 0.70% applicable to that month is multiplied by the Fund’s average daily net assets for the month.  This results in the dollar amount of the basic fee.

•                  The +0.30% difference between the performance of the Multi-Cap Core Equity Fund and the record of the Index is divided by 3.75, producing a rate of 0.08%.

•                  The 0.08% rate (adjusted for the number of days in the month) is multiplied by the Fund’s average daily net assets for the performance period.  This results in the dollar amount of the performance adjustment.

•                  The dollar amount of the performance adjustment is added to the dollar amount of the basic fee, producing the adjusted management fee.

If the record of the Index during the performance period exceeded the Multi-Cap Core Equity Fund’s performance, the dollar amount of the performance adjustment would be deducted from the dollar amount of the basic fee.

Because the adjustment to the basic fee is based on the comparative performance of the Multi-Cap Core Equity Fund and the record of the Index, the controlling factor is not whether the Multi-Cap Core Equity Fund performance is up or down, but whether it is up or down more or less than the record of the Index.  Therefore, it is possible that the Fund will pay a positive performance adjustment even during periods of negative Fund performance. Moreover, the comparative investment performance of the Multi-Cap Core

75

Equity Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

From time to time, the Trustees may determine that another securities index is a more appropriate benchmark than the Index for purposes of evaluating the performance of the Multi-Cap Core Equity Fund.  In such event, a successor index may be substituted for the Index in prospectively calculating the performance based adjustment to the basic fee.  However, the calculation of the performance adjustment for any portion of the performance period prior to the adoption of the successor index would still be based upon the Multi-Cap Core Equity Fund’s performance compared to the Index.

It is not possible to predict the effect of the performance adjustment on the overall compensation to the Advisor in the future since it will depend on the performance of the Multi-Cap Core Equity Fund relative to the record of the Index.

Under the terms of the advisory contract, the Multi-Cap Core Equity Fund pays management fees at a rate equal to the basic fee plus or minus the amount of the performance adjustment for the current semi-annual period. The management fee is computed and accrued daily, and the entire management fee is paid monthly.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust.  The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor.  The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

The Sub-Advisor and the Sub-Advisory Agreement

Under an investment sub-advisory agreement dated January 18, 2008, between the Advisor and the Sub-Advisor, Valu-Trac Investment Management Limited (“Valu-Trac”) , Valu-Trac serves as investment sub-adviser to the International Rotation Fund and is responsible for providing an investment model for use by the Advisor in managing the International Rotation Fund’s portfolio, and other investment advice as requested. Valu-Trac, located at Mains of Orton Fochabers, Moray, Scotland IV32 7QE, is an investment management firm registered with the SEC under the Investment Advisers Act of 1940.  Valu-Trac, a limited liability company formed in England, is a wholly-owned subsidiary of Valu-Trac Limited, and focuses on worldwide market values and central bank monetary developments.  Valu-Trac was established in 1989 and provides investment and currency management services on a discretionary and non-discretionary basis to its clients that chiefly consist of institutional investors in the United Kingdom, North America, Australia and the Far East, the Middle East and Continental Europe.  As of April 1, 2008, the Sub-Advisor managed approximately $752 million in assets.

For its services as investment sub-adviser, Valu-Trac is entitled to receive a fee from the Advisor, which is calculated daily and paid monthly, at an annual rate of 0.35% of the International Rotation Fund’s average daily net assets. In addition to providing sub-advisory services, the Sub-Advisor and its affiliates may provide shareholder and sales support services on behalf of the International Rotation Fund.

The continuance of the Advisory Agreements and the Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreements, Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called

76

for the purpose of voting on such approval.  Each of the Advisory Agreements and Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days’ written notice to the Advisor, or by the Advisor on 60 days’ written notice to the Trust. Each of the Advisory Agreements and Sub-Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Portfolio Managers

This section includes information about each Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Other Accounts Managed by Portfolio Managers. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies(1),(2)		Other Pooled Investment Vehicles(1)		Other Accounts(1)
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michael P. Byrum	140	$12.7 billion	0	N/A	1	< $5 million
Michael Dellapa	140	$12.7 billion	0	N/A	5	< $5 million
Ryan Harder	140	$12.7 billion	0	N/A	6	< $5 million
Doug Holmes	140	$12.7 billion	0	N/A	9	< $5 million

(1)           Information provided is as of December 31, 2007.

(2)           The portfolio managers manage two registered investment companies, the Rydex Series Funds Multi-Cap Core Equity Fund and Rydex Variable Trust Multi-Cap Core Equity Fund, that are subject to a performance based advisory fee.  The two Funds had $47.2 million in assets under management as of December 31, 2007.

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment objective as one of the Funds.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Portfolio Manager Compensation. The Advisor compensates each portfolio manager for his management of the Funds.  The portfolio managers’ compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by three components.  The

77

first component is a comparison of the portfolio manager’s Fund performance, calculated on a pre-tax basis relative to a mutual fund peer’s performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period.  Mutual fund peers are those funds with similar investment objectives to the Funds managed by the portfolio managers.  Mutual fund peers do not exist for all of the Rydex Funds.  Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks.  An external benchmark, such as the S&P 500 Index, will be used for each Rydex Fund that seeks to track the performance of a published index.  For a complete list and description of the external benchmarks used by each Fund, see “More Information About the Funds — Benchmarks and Investment Methodology” in the Funds’ Prospectus.  An internal benchmark, such as the inverse of the S&P 500 Index, will be used when an external benchmark is not available.  The second component used to determine the discretionary bonus is based on the Advisor’s overall profitability as measured by its profit margin and assets under management.  The third component used to determine the discretionary bonus is based on a number of more subjective, but equally important, factors, including a portfolio manager’s enhancements to existing products, creation of new products and concepts, support of sales, marketing, and client service, and contributions to the advancement of the organization as a whole.

Fund Shares Owned by Portfolio Managers. As of December 31, 2007, none of the portfolio managers “beneficially owned” shares of the Funds.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

The Administrative Service Agreement and Accounting Service Agreement

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, Inc. (the “Servicer”), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws.  The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund’s shareholders.  The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.  Prior to November 2, 1998 the Servicer provided similar services to the Rydex Subaccounts.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund except the Government Long Bond 1.2x Strategy and U.S. Government Money Market Funds which have an annual rate of 0.20% of the daily net assets of the Funds. The service fee contractual rate paid to the Servicer by the Funds/Rydex Subaccounts is set forth in the table below.

For the fiscal years ended December 31, 2005, 2006 and 2007, the Funds paid the following service fees to the Servicer:

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Fund Name	Fund Inception Date		Service Fees Paid For Fiscal Year Ended 2005		Service Fees Paid For Fiscal Year Ended 2006		Service Fees Paid For Fiscal Year Ended 2007
Dow 2x Strategy Fund	05/03/04		$22,205		$51,298		$90,482
NASDAQ-100® 2x Strategy Fund	10/01/01		$87,057		$91,040		$114,943
Russell 2000® 2x Strategy Fund	10/27/06			**	$2,058		$14,411
S&P 500 2x Strategy Fund	10/01/01		$61,296		$69,164		$80,571
Inverse Dow 2x Strategy Fund	05/03/04		$15,751		$25,828		$43,288
Inverse NASDAQ-100® 2x Strategy Fund		*		**		**		**
Inverse Russell 2000® 2x Strategy Fund		*		**		**		**
Inverse S&P 500 2x Strategy Fund		*		**		**		**
Inverse Mid-Cap Strategy Fund	05/03/04		$8,324		$10,876		$8,733
Inverse NASDAQ-100® Strategy Fund	05/21/01		$80,521		$77,633		$60,214
Inverse Russell 2000® Strategy Fund	05/03/04		$35,869		$39,530		$26,990
Inverse S&P 500 Strategy Fund	06/09/97		$88,991		$86,442		$68,204
Mid-Cap 1.5x Strategy Fund	10/01/01		$108,466		$99,770		$107,472
Multi-Cap Core Equity Fund	11/29/05		$645		$13,232		$22,902
Nova Fund	05/07/97		$270,049		$210,606		$240,455
NASDAQ-100® Fund	05/07/97		$258,616		$196,077		$193,993
Russell 2000® Fund		*		**		**		**
Russell 2000® 1.5x Strategy Fund	10/01/01		$103,617		$147,201		$87,509
S&P 500 Fund		*		**		**		**
Sector Rotation Fund	05/01/02		$312,736		$202,898		$240,740
Large-Cap Growth Fund	05/03/04		$30,917		$44,941		$65,466
Large-Cap Value Fund	05/03/04		$41,503		$108,062		$131,984
Mid-Cap Growth Fund	05/03/04		$45,451		$46,940		$74,630
Mid-Cap Value Fund	05/03/04		$79,516		$52,433		$80,822

79

Fund Name	Fund Inception Date	Service Fees Paid For Fiscal Year Ended 2005		Service Fees Paid For Fiscal Year Ended 2006		Service Fees Paid For Fiscal Year Ended 2007
Small-Cap Growth Fund	05/03/04	$49,492		$41,732		$51,547
Small-Cap Value Fund	05/03/04	$46,046		$68,311		$44,290
Banking Fund	05/02/01	$40,966		$43,079		$31,317
Basic Materials Fund	05/02/01	$90,059		$100,849		$205,095
Biotechnology Fund	05/02/01	$35,894		$64,894		$29,301
Consumer Products Fund	05/29/01	$75,733		$86,816		$81,937
Electronics Fund	08/03/01	$24,278		$54,212		$21,437
Energy Fund	05/29/01	$216,374		$197,410		$192,817
Energy Services Fund	05/02/01	$146,476		$193,813		$198,234
Financial Services Fund	07/20/01	$76,065		$91,026		$83,899
Health Care Fund	06/19/01	$113,568		$115,622		$110,564
Internet Fund	05/24/01	$28,297		$24,637		$36,138
Leisure Fund	05/22/01	$76,841		$51,521		$66,235
Precious Metals Fund	05/29/97	$78,085		$188,472		$157,697
Retailing Fund	07/23/01	$70,033		$51,499		$44,072
Technology Fund	05/02/01	$42,107		$52,787		$85,003
Telecommunications Fund	07/27/01	$45,084		$66,179		$114,452
Transportation Fund	06/11/01	$65,020		$102,053		$58,224
Utilities Fund	05/02/01	$121,679		$115,520		$171,280
Europe 1.25x Strategy Fund	10/01/01	$70,640		$133,353		$212,490
Japan 1.25x Strategy Fund	10/01/01	$42,865		$87,447		$61,043
International Rotation Fund	*		**		**		**
Government Long Bond 1.2x Strategy Fund	08/18/97	$104,120		$159,661		$105,433
Inverse Government Long Bond Strategy Fund	05/01/03	$109,534		$74,934		$51,579
High Yield Strategy Fund	*		**		**		**
Inverse High Yield Strategy Fund	*		**		**		**
Absolute Return Strategies Fund***	11/29/05	$0		$0		$0

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Fund Name	Fund Inception Date	Service Fees Paid For Fiscal Year Ended 2005		Service Fees Paid For Fiscal Year Ended 2006		Service Fees Paid For Fiscal Year Ended 2007
Alternative Strategies Allocation Fund	*		*		*		*
Commodities Strategy Fund	09/30/05	$11,848		$60,570		$61,478
Hedged Equity Fund***	11/29/05	$0		$0		$0
Real Estate Fund	10/01/01	$85,516		$139,227		$144,974
Strengthening Dollar 2x Strategy Fund	09/30/05	$1,115		$6,123		$8,382
Weakening Dollar 2x Strategy Fund	09/30/05	$1,083		$19,662		$25,329
Essential Portfolio Conservative Fund****	10/27/06		**	$0		$0
Essential Portfolio Moderate Fund****	10/27/06		**	$0		$0
Essential Portfolio Aggressive Fund****	10/27/06		**	$0		$0
U.S. Government Money Market Fund	05/07/97	$480,377		$635,547		$533,079

*	The Fund has not yet commenced operations.
**	Not in operation for the period indicated.
***

The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

****

The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Funds.  Certain officers and trustees of the Trust are also officers and directors of the Servicer.

For the fiscal years ended December 31, 2005, 2006 and 2007, the Funds paid the following accounting services fees to the Servicer:

Fund Name	Fund Inception Date	Accounting Service Fees Paid for Fiscal Year Ended 2005	Accounting Service Fees Paid for Fiscal Year Ended 2006	Accounting Service Fees Paid for Fiscal Year Ended 2007
Dow 2x Strategy Fund	05/03/04	$8,882	$20,519	$36,193
NASDAQ-100® 2x Strategy Fund	10/01/01	$34,823	$36,416	$45,977

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Fund Name	Fund Inception Date		Accounting Service Fees Paid for Fiscal Year Ended 2005		Accounting Service Fees Paid for Fiscal Year Ended 2006		Accounting Service Fees Paid for Fiscal Year Ended 2007
Russell 2000® 2x Strategy Fund	10/27/06			**	$824		$5,764
S&P 500 2x Strategy Fund	10/01/01		$24,518		$27,666		$32,228
Inverse Dow 2x Strategy Fund	05/03/04		$6,300		$10,331		$17,315
Inverse NASDAQ-100® 2x Strategy Fund		*		**		**		**
Inverse Russell 2000® 2x Strategy Fund		*		**		**		**
Inverse S&P 500 2x Strategy Fund		*		**		**		**
Inverse Mid-Cap Strategy Fund	05/03/04		$3,329		$4,351		$3,493
Inverse NASDAQ-100® Strategy Fund	05/21/01		$32,208		$31,053		$24,086
Inverse Russell 2000® Strategy Fund	05/03/04		$14,348		$15,812		$10,796
Inverse S&P 500 Strategy Fund	06/09/97		$35,596		$34,577		$27,282
Mid-Cap 1.5x Strategy Fund	10/01/01		$43,387		$39,908		$42,989
Multi-Cap Core Equity Fund	11/29/05		$258		$5,293		$9,161
Nova Fund	05/07/97		$108,020		$84,243		$96,182
NASDAQ-100® Fund	05/07/97		$103,477		$78,431		$77,597
Russell 2000® Fund		*		**		**		**
Russell 2000® 1.5x Strategy Fund	10/01/01		$41,447		$58,880		$35,004
S&P 500 Fund		*		**		**		**
Sector Rotation Fund	05/01/02		$34,748		$81,159		$96,296
Large-Cap Growth Fund	05/03/04		$12,367		$17,976		$26,186
Large-Cap Value Fund	05/03/04		$16,601		$43,224		$52,794
Mid-Cap Growth Fund	05/03/04		$18,181		$18,776		$29,852
Mid-Cap Value Fund	05/03/04		$31,806		$20,973		$32,329
Small-Cap Growth Fund	05/03/04		$19,797		$16,692		$20,619
Small-Cap Value Fund	05/03/04		$18,419		$27,324		$17,716
Banking Fund	05/02/01		$16,386		$17,231		$12,527
Basic Materials Fund	05/02/01		$36,024		$40,339		$82,038
Biotechnology Fund	05/02/01		$14,358		$25,958		$11,721
Consumer Products Fund	05/29/01		$30,293		$34,727		$32,775
Electronics Fund	08/03/01		$9,711		$21,685		$8,575
Energy Fund	05/29/01		$86,550		$78,964		$77,127
Energy Services Fund	05/02/01		$58,890		$77,525		$79,294
Financial Services Fund	07/20/01		$30,426		$36,410		$33,559

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Fund Name	Fund Inception Date		Accounting Service Fees Paid for Fiscal Year Ended 2005		Accounting Service Fees Paid for Fiscal Year Ended 2006		Accounting Service Fees Paid for Fiscal Year Ended 2007
Health Care Fund	06/19/01		$45,427		$46,249		$44,225
Internet Fund	05/24/01		$11,319		$9,855		$14,455
Leisure Fund	05/22/01		$30,737		$20,608		$26,494
Precious Metals Fund	05/29/97		$31,234		$75,388		$63,079
Retailing Fund	07/23/01		$28,013		$20,600		$17,629
Technology Fund	05/02/01		$16,843		$21,114		$34,001
Telecommunications Fund	07/27/01		$18,034		$26,472		$45,781
Transportation Fund	06/11/01		$26,008		$40,821		$23,290
Utilities Fund	05/02/01		$48,672		$46,208		$68,512
Europe 1.25x Strategy Fund	10/01/01		$28,256		$53,342		$84,996
Japan 1.25x Strategy Fund	10/01/01		$17,146		$34,979		$24,417
International Rotation Fund		*		**		**		**
Government Long Bond 1.2x Strategy Fund	08/18/97		$52,060		$63,864		$52,716
Inverse Government Long Bond Strategy Fund	05/01/03		$43,814		$29,974		$20,631
High Yield Strategy Fund		*		**		**		**
Inverse High Yield Strategy Fund		*		**		**		**
Absolute Return Strategies Fund***	11/29/05		$0		$0		$0
Alternative Strategies Allocation Fund		*		**		**		**
Commodities Strategy Fund	09/30/05		$4,739		$24,228		$24,591
Hedged Equity Fund***	11/29/05		$0		$0		$0
Real Estate Fund	10/01/01		$34,207		$55,691		$57,989
Strengthening Dollar 2x Strategy Fund	09/30/05		$446		$2,449		$3,353
Weakening Dollar 2x Strategy Fund	09/30/05		$433		$7,865		$10,132
Essential Portfolio Conservative Fund****	10/27/06			**	$0		$0
Essential Portfolio Moderate Fund****	10/27/06			**	$0		$0
Essential Portfolio Aggressive Fund****	10/27/06			**	$0		$0
U.S. Government Money Market Fund	05/07/97		$237,207		$247,164		$259,040

*          The Fund has not yet commenced operations.

**        Not in operation for the period indicated.

83

***         The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

****       The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

Distribution

Pursuant to a distribution agreement adopted by the Trust (the “Distribution Agreement”), the Distributor, located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust.  The Distributor is a subsidiary of Security Benefit and an affiliate of the Advisor.  The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds.

Investor Services Plan

Pursuant to an Investor Services Plan dated December 31, 1998, the Distributor directly, or indirectly through other service providers determined by the Distributor (“Service Providers”), provides investor services to owners of Contacts who, indirectly through insurance company separate accounts, invest in shares of the Funds (“Investors”).  Investor services include some or all of the following:  printing Fund prospectuses and statements of additional information and mailing them to Investors or to financial advisers who allocate funds for investments in shares of the Funds on behalf of Investors (“Financial Advisors”); forwarding communications from the Funds to Investors or Financial Advisors, including proxy solicitation material and annual and semiannual reports; assistance in facilitating and processing transactions in shares of the Funds in connection with strategic or tactical asset allocation investing; assistance in providing the Funds with advance information on strategic and tactical asset allocation trends and anticipated investment activity in and among the Funds; assisting Investors who wish or need to change Financial Advisors; and providing support services to Financial Advisors, including, but not limited to:  (a) providing Financial Advisors with updates on policies and procedures; (b) answering questions of Financial Advisors regarding the Funds’ portfolio investments; (c) providing performance information to Financial Advisors regarding the Funds; (d) providing information to Financial Advisors regarding the Funds’ investment objectives; (e) providing investor account information to Financial Advisors; and (f) redeeming Fund shares, if necessary, for the payment of Financial Advisor fees.

For these services, the Trust compensates the Distributor at an annual rate not exceeding .25% of the Funds’ average daily net assets.  The Distributor is authorized to use its fee to compensate Services Providers for providing Investor services.  The fee will be paid from the assets of the Funds and will be calculated and accrued daily and paid within fifteen (15) days of the end of each month.

For the fiscal year ended December 31, 2007, the Funds paid the following fees pursuant to the plans:

Fund Name	Fund Inception Date		Investor Service Fees Paid (%)	Investor Service Fees Paid ($)
Dow 2x Strategy Fund	05/03/04		0.25%	$90,482
NASDAQ-100® 2x Strategy Fund	10/01/01		0.25%	$114,943
Russell 2000® 2x Strategy Fund	10/27/06		0.25%	$14,411
S&P 500 2x Strategy Fund	10/01/01		0.25%	$80,571
Inverse Dow 2x Strategy Fund	05/03/04		0.25%	$43,288
Inverse NASDAQ-100® 2x Strategy Fund		*	*	$0

84

Fund Name	Fund Inception Date		Investor Service Fees Paid (%)	Investor Service Fees Paid ($)
Inverse Russell 2000® 2x Strategy Fund		*	*	$0
Inverse S&P 500 2x Strategy Fund		*	*	$0
Inverse Mid-Cap Strategy Fund	05/03/04		0.25%	$8,733
Inverse NASDAQ-100® Strategy Fund	05/21/01		0.25%	$60,214
Inverse Russell 2000® Strategy Fund	05/03/04		0.25%	$26,990
Inverse S&P 500 Strategy Fund	06/09/97		0.25%	$68,204
Mid-Cap 1.5x Strategy Fund	10/01/01		0.25%	$107,472
Multi-Cap Core Equity Fund	11/29/05		0.25%	$22,902
Nova Fund	05/07/97		0.25%	$240,455
NASDAQ-100® Fund	05/07/97		0.25%	$193,993
Russell 2000® Fund		*	*	$0
Russell 2000® 1.5x Strategy Fund	10/01/01		0.25%	$87,509
S&P 500 Fund		*	*	$0
Sector Rotation Fund	05/01/02		0.25%	$240,740
Large-Cap Growth Fund	05/03/04		0.25%	$65,466
Large-Cap Value Fund	05/03/04		0.25%	$131,984
Mid-Cap Growth Fund	05/03/04		0.25%	$74,630
Mid-Cap Value Fund	05/03/04		0.25%	$80,822
Small-Cap Growth Fund	05/03/04		0.25%	$51,547
Small-Cap Value Fund	05/03/04		0.25%	$44,290
Banking Fund	05/02/01		0.25%	$31,317
Basic Materials Fund	05/02/01		0.25%	$205,095
Biotechnology Fund	05/02/01		0.25%	$29,301
Consumer Products Fund	05/29/01		0.25%	$81,937
Electronics Fund	08/03/01		0.25%	$21,437
Energy Fund	05/29/01		0.25%	$192,817
Energy Services Fund	05/02/01		0.25%	$198,234
Financial Services Fund	07/20/01		0.25%	$83,899
Health Care Fund	06/19/01		0.25%	$110,564
Internet Fund	05/24/01		0.25%	$36,138
Leisure Fund	05/22/01		0.25%	$66,235
Precious Metals Fund	05/29/97		0.25%	$157,697
Retailing Fund	07/23/01		0.25%	$44,072
Technology Fund	05/02/01		0.25%	$85,003
Telecommunications Fund	07/27/01		0.25%	$114,452
Transportation Fund	06/11/01		0.25%	$58,224
Utilities Fund	05/02/01		0.25%	$171,280
Europe 1.25x Strategy Fund	10/01/01		0.25%	$212,490
Japan 1.25x Strategy Fund	10/01/01		0.25%	$61,043
International Rotation Fund		*	**		**
Government Long Bond 1.2x Strategy Fund	08/18/97		0.25%	$131,791
Inverse Government Long Bond Strategy Fund	05/01/03		0.25%	$51,579
High Yield Strategy Fund		*	**		**

85

Fund Name	Fund Inception Date	Investor Service Fees Paid (%)	Investor Service Fees Paid ($)
Inverse High Yield Strategy Fund	*	**	**
Absolute Return Strategies Fund***	11/29/05	0.25%	$0
Alternative Strategies Allocation Fund	*	*	*
Commodities Strategy Fund	09/30/05	0.25%	$61,478
Hedged Equity Fund***	11/29/05	0.25%	$0
Real Estate Fund	10/01/01	0.25%	$144,974
Strengthening Dollar 2x Strategy Fund	09/30/05	0.25%	$8,382
Weakening Dollar 2x Strategy Fund	09/30/05	0.25%	$25,329
Essential Portfolio Conservative Fund****	10/27/06	0.25%	$0
Essential Portfolio Moderate Fund****	10/27/06	0.25%	$0
Essential Portfolio Aggressive Fund****	10/27/06	0.25%	$0
U.S. Government Money Market Fund	05/07/97	0.25%	$666,348

*	The Fund has not yet commenced operations.
**	Not in operation for the period indicated.
***

The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

****

The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

Costs and Expenses

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines.  In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

Business Continuity and Disaster Recovery

The Advisor, the Distributor and the Servicer (collectively, the “Service Providers”) have developed a joint Business Continuity and Disaster Recovery Program (the “Program”) that is designed to minimize the disruption of normal business operations in the event of a disaster.  While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time.  These circumstances may include, without limitation, acts of God, acts of government

86

in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions.  Under each Service Provider’s agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds’ shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES

As of April 1, 2008, the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.

Fund Name	Percentage of Fund Shares	Name and Address of Beneficial Owner
Absolute Return Strategies Fund	72.22%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029 COLUMBUS, OH 43218-2029

	7.27%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	8.25%	SECURITY BENEFIT LIFE INSURANCE CO FBO UNBUNDLED ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001
Banking Fund	72.04%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029 COLUMBUS, OH 43218-2029

	22.21%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001
Basic Materials Fund	55.61%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029 COLUMBUS, OH 43218-2029

	32.09%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	8.84%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223

87

Fund Name	Percentage of Fund Shares	Name and Address of Beneficial Owner
Biotechnology Fund	68.00%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029 COLUMBUS, OH 43218-2029

	23.90%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001
Commodities Strategy Fund	55.80%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029 COLUMBUS, OH 43218-2029

	35.44%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001
Consumer Products Fund	8.79%	FSBL VARIABLE ACCOUNT A ATTN: DENISE MACHELL – FINANCE ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	63.93%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029 COLUMBUS, OH 43218-2029

	20.32%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001
Electronics Fund	40.42%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029 COLUMBUS, OH 43218-2029

	30.74%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	25.67%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Energy Services Fund	50.88%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029 COLUMBUS, OH 43218-2029

	31.14%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE

88

Fund Name	Percentage of Fund Shares	Name and Address of Beneficial Owner
TOPEKA, KS 66636-0001
	12.83%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Energy Fund	48.07%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029 COLUMBUS, OH 43218-2029

	5.71%	TRANSAMERICA LIFE INSURANCE COMPANY ATTN: FMG ACCOUNTING - MS4410 4333 EDGEWOOD ROAD NORTHEAST CEDAR RAPIDS, IA 52499

	32.55%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	9.46%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Essential Portfolio Aggressive Fund	11.58%	FSBL VARIABLE ACCOUNT A ATTN: DENISE MACHELL – FINANCE ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	5.46%	FIRST SECURITY BENEFIT LIFE INSURANCE CO FBO FSBL UNBUNDLED ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	57.55%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	24.84%	SECURITY BENEFIT LIFE INSURANCE CO FBO UNBUNDLED ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001
Essential Portfolio Conservative Fund	37.79%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	10.23%	SECURITY BENEFIT LIFE FBO ADVANCE DESIGNS ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	47.58%	SECURITY BENEFIT LIFE INSURANCE CO FBO UNBUNDLED

89

Fund Name	Percentage of Fund Shares	Name and Address of Beneficial Owner
		ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001
Essential Portfolio Moderate Fund	37.96%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	55.94%	SECURITY BENEFIT LIFE INSURANCE CO FBO UNBUNDLED ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001
Europe 1.25x Strategy Fund	51.07%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029 COLUMBUS, OH 43218-2029

	38.66%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	7.27%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Financial Services Fund	64.38%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	29.46%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001
Government Long Bond 1.2x Strategy Fund	46.57%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	30.65%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	6.04%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Health Care Fund	70.44%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	20.23%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

90

Fund Name	Percentage of Fund Shares	Name and Address of Beneficial Owner
	5.21%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Hedged Equity Fund	64.10%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	6.29%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	7.73%	SECURITY BENEFIT LIFE INSURANCE CO FBO UNBUNDLED ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	10.97%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
International Rotation Fund	100%	RYDEX DISTRIBUTORS 9601 BLACKWELL RD, SUITE 500 ATTN: JOANNA HAIGNEY ROCKVILLE, MD 20850
Internet Fund	89.41%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	8.79%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001
Inverse Government Long Bond Strategy Fund	11.07%	PHOENIX HOME LIFE VARIABLE INSURANCE COMPANY 31 TECH VALLEY DR EAST GREENBUSH, NY 12061

	10.93%	FSBL VARIABLE ACCOUNT A ATTN: DENISE MACHELL – FINANCE ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	33.08%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	8.79%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001
Inverse Mid-Cap Strategy Fund	34.11%	FSBL VARIABLE ACCOUNT A ATTN: DENISE MACHELL – FINANCE

91

Fund Name	Percentage of Fund Shares	Name and Address of Beneficial Owner
ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	32.03%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	20.83%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	7.05%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Inverse NASDAQ-100® Strategy Fund	8.86%	FSBL VARIABLE ACCOUNT A ATTN: DENISE MACHELL – FINANCE ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	36.56%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	6.80%	NATIONWIDE INSURANCE COMPANY NWVLI6 C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS, OH 43218-2029

	5.11%	MIDLAND NATIONAL LIFE INSURANCE CO. ATTN: VARIABLE ANNUITY DEPARTMENT 4601 WESTOWN PKWY SUITE 300 WEST DES MOINES, IA 50266-1071

	27.11%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	14.90%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Inverse Russell 2000® Strategy Fund	5.94%	FSBL VARIABLE ACCOUNT A ATTN: DENISE MACHELL – FINANCE ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	24.75%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	59.21%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

92

Fund Name	Percentage of Fund Shares	Name and Address of Beneficial Owner
	7.02%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Inverse S&P 500 Strategy Fund	49.68%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	6.63%	MIDLAND NATIONAL LIFE INSURANCE CO. ATTN: VARIABLE ANNUITY DEPARTMENT 4601 WESTOWN PKWY SUITE 300 WEST DES MOINES, IA 50266-1071

	5.08%	AMERITAS LIFE INSURANCE COMPANY LLVA PO BOX 81889 LINCOLN, NE 68501

	21.67%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	9.18%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Japan 1.25x Strategy Fund	53.88%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	37.09%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	6.60%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Large-Cap Growth Fund	55.30%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	32.55%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	5.17%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Large-Cap Value Fund	32.96%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

93

Fund Name	Percentage of Fund Shares	Name and Address of Beneficial Owner
	47.20%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	7.56%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Leisure Fund	80.48%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	13.20%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001
Mid-Cap 1.5x Strategy Fund	58.55%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	30.60%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	7.41%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Mid-Cap Growth Fund	37.21%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	41.05%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	12.85%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Mid-Cap Value Fund	34.62%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	45.83%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	8.47%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000

94

Fund Name	Percentage of Fund Shares	Name and Address of Beneficial Owner
LOUISVILLE, IN 40223
Multi-Cap Core Equity Fund	52.01%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	33.00%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	5.13%	RYDEX EPT MODERATE -VA 9601 BLACKWELL RD, STE 500 ROCKVILLE, MD 20850
NASDAQ-100® Fund	29.77%	AMERICAN SKANDIA LIFE ASSURANCE CO SAB ACCOUNT ONE CORPORATE DRIVE PO BOX 883 SHELTON, CT 06484-0883

	15.34%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	6.90%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	16.07%	GE LIFE AND ANNUITY INSURANCE CO ATTN: VARIABLE ACCOUNTING 6610 WEST BROAD STREET RICHMOND, VA 23230

	13.59%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Nova Fund	5.59%	AMERICAN SKANDIA LIFE ASSURANCE CO SAB ACCOUNT ONE CORPORATE DRIVE PO BOX 883 SHELTON, CT 06484-0883

	6.98%	FSBL VARIABLE ACCOUNT A ATTN: DENISE MACHELL – FINANCE ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	50.70%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	21.57%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

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Fund Name	Percentage of Fund Shares	Name and Address of Beneficial Owner
Precious Metals Fund	42.54%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	38.04%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	8.08%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Real Estate Fund	65.67%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	23.97%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	6.56%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Retailing Fund	49.93%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	20.70%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	23.77%	SAGE LIFE ASSURANCE COMPANY 969 HIGH RIDGE RD STE 200 STAMFORD, CT 06905
Russell 2000® 1.5x Strategy Fund	53.90%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	5.81%	AMERITAS LIFE INSURANCE COMPANY LLVA PO BOX 81889 LINCOLN, NE 68501

	19.43%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	11.40%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223

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Fund Name	Percentage of Fund Shares	Name and Address of Beneficial Owner
Russell 2000® 2x Strategy Fund	55.82%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	38.64%	RYDEX DISTRIBUTORS 9601 BLACKWELL RD, SUITE 500 ATTN: JOANNA HAIGNEY ROCKVILLE, MD 20850

	5.40%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Sector Rotation Fund	26.53%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	11.50%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	23.74%	SECURITY BENEFIT LIFE INSURANCE CO FBO UNBUNDLED ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	8.29%	SBL VARIFLEX 1 – NAVISYS SECURITY BENEFIT LIFE ONE SECURITY BENEFIT PLACE TOPEKA, KS 66436
Small-Cap Growth Fund	36.67%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	46.55%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	7.70%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Small-Cap Value Fund	36.08%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	32.54%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	18.32%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223

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Fund Name	Percentage of Fund Shares	Name and Address of Beneficial Owner
Strengthening Dollar 2x Strategy Fund	76.89%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	16.92%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001
Technology Fund	61.08%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	27.50%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	9.29%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Telecommunications Fund	66.39%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	16.58%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	14.81%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Transportation Fund	58.42%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	25.05%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	6.19%	SAGE LIFE ASSURANCE COMPANY 969 HIGH RIDGE RD STE 200 STAMFORD, CT 06905

	7.57%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223

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Fund Name	Percentage of Fund Shares	Name and Address of Beneficial Owner
U.S. Government Money Market Fund	8.25%	FSBL VARIABLE ACCOUNT A ATTN: DENISE MACHELL – FINANCE ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	80.10%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	10.53%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Utilities Fund	66.95%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	24.37%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	6.39%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223
Weakening Dollar 2x Strategy Fund	49.20%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

	43.34%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

	5.13%	JEFFERSON NATIONAL LIFE INSURANCE COMPANY ATTN: SEPERATE ACCOUNT 9920 CORPORATE CAMPUS SUITE 1000 LOUISVILLE, IN 40223

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Calculating Net Asset Value.”  The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund’s shares.  The NAV of a Fund is calculated by dividing the market value of the Fund’s securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund.  If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter (“OTC”)

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market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used.  Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract.  If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.

Each Asset Allocation Fund generally values shares of the underlying funds at their NAV and other investments at market prices.  Similarly, the Commodities Strategy Fund will regularly value its investments in structured notes at fair value and other investments at market prices.

The International Equity Funds will generally value their assets at fair value because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. Such valuation will attempt to reflect the U.S. financial markets’ perceptions and trading activity related to the Funds’ assets since the calculation of the closing level of the Funds’ respective underlying indices. The Topix 100 Index is determined in the early morning (2:00 or 3:00 a.m., depending on daylight savings time) U.S. Eastern Time (“ET”), prior to the opening of the NYSE.  The STOXX 50 IndexSM is determined in the mid-morning (approximately 10:30 a.m.) U.S. ET, prior to the closing of the NYSE.  Under fair value pricing, the values assigned to a Fund’s securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

On days when shares of the Fixed Income Funds, Absolute Return Strategies Fund, and Hedged Equity Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Fixed Income Funds, Absolute Return Strategies Fund, and Hedged Equity Fund which are traded on the Chicago Board of Trade (the “CBOT”) are valued at the earlier of:  (i) the time of the execution of the last trade of the day for the Fixed Income Funds, Absolute Return Strategies Fund, and Hedged Equity Fund in those CBOT-traded portfolio securities; or (ii) the last price reported by an independent pricing service before the calculation of the Fixed Income Funds’, Absolute Return Strategies Fund’s, or Hedged Equity Fund’s NAV.  On days when the CBOT is closed during its usual business hours and there is no need for the Fixed Income Funds, Absolute Return Strategies Fund, or Hedged Equity Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Fixed Income Funds, Absolute Return Strategies Fund, or Hedged Equity Fund will be the last price reported by an independent pricing service before the calculation of the Fund’s NAV.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used.  Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported.  The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used.  For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer.  If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board.  Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under

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procedures established by the Board, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust.  The officers of the Trust report, as necessary, to the Board regarding portfolio valuation determination.  The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the NAV of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates.  The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if this Fund sold the instrument.  During such periods, the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities.  For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income.  The purpose of this method of calculation is to facilitate the maintenance of a constant NAV of $1.00.

The Money Market Fund’s use of the amortized cost method is permitted pursuant to Rule 2a-7 under the 1940 Act (the “Rule”). The Rule requires that the Money Market Fund limit its investments to U.S. Dollar-denominated instruments that meet the Rule’s quality, maturity and diversification requirements.  The Rule also requires the Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than ninety days and precludes the purchase of any instrument with a remaining maturity of more than thirteen months.

The Money Market Fund may only purchase “Eligible Securities.”  Eligible Securities are securities which:  (a) have remaining maturities of thirteen months or less; (b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations (“NRSROs”) that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NRSRO as provided in (b) and (c) above, the unrated securities are determined by the Board to be of comparable quality to any rated securities.

As permitted by the Rule, the Board has delegated to the Advisor, subject to the Board’s oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Board determines that it is no longer in the best interests of the Money Market Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Board believes that maintaining such price no longer reflects a market-based NAV, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations.  The Money Market Fund will notify shareholders of any such change.

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PURCHASE AND REDEMPTION OF SHARES

Suspension of the Right of Redemption

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors.  In cases where Nasdaq, the CME, Chicago Board Options Exchange (“CBOE”), CBOT, or any foreign market where the Funds’ securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended.  On any day that any of the securities exchanges on which the Funds’ securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.  Any order received after that time will receive the next business day’s NAV.

Holidays

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays: (i) New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday.  Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government bond market is closed on Columbus Day, and as of December 6, 2004, the U.S. Government bond market will likely close early the day before Columbus Day and Veterans’ Day, as recommended by the Bond Market Association.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year’s Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children’s Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor’s Birthday.  Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets.  Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

Redemptions In-Kind

The Trust intends to pay your redemption proceeds in cash.  However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund’s NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

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DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Funds’ Prospectus under “Dividends and Distributions.”  Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

The Government Long Bond 1.2x Strategy and Money Market Funds intend to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends daily. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Funds.  Net income will be calculated immediately prior to the determination of NAV of the Government Long Bond 1.2x Strategy and Money Market Funds.

The Board may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Board, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 NAV for the Money Market Fund, the Board may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder’s account. Such reduction may result in taxable income to a shareholder of the Money Market Fund in excess of the net increase (i.e., dividends, less such reduction), if any, in the shareholder’s account for a period of time.  Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

With respect to the investment by the Government Long Bond 1.2x Strategy Fund in U.S. Treasury zero coupon bonds, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the “original issue discount”) is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities.  This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Government Long Bond 1.2x Strategy Fund which must be distributed to shareholders of the Fund in order to maintain the qualification of the Fund as regulated investment companies for tax purposes.  The tax rules applicable to regulated investment companies are described below.

Federal Tax Treatment of Dividends and Distributions

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI.  New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shares of the Funds will be purchased by life insurance companies for their separate accounts under variable annuity contracts and variable life insurance policies and by other entities under qualified pension and retirement plans.  Under the provisions of the Code currently in effect, net income and net

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realized capital gains of the Funds are not currently taxable when left to accumulate within a variable annuity contract or variable life insurance policy or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners of the company’s variable annuity contracts or variable life insurance policies, refer to the life insurance company’s variable annuity contract or variable life insurance prospectus.  You should consult with your tax adviser regarding the federal, state and local tax treatment of withdrawals or distributions from your qualified pension or retirement plan.

Section 817(h) Diversification

Section 817(h) of the Code requires that the assets of each Fund be adequately diversified so that insurance companies that invest in their shares, and not variable annuity contract owners, are considered the owners of the shares for federal income tax purposes.  Each Fund ordinarily must satisfy the diversification requirements within one year after contract owner funds are first allocated to the particular Fund.  In order to meet the diversification requirements of regulations issued under Section 817(h), each Fund will meet the following test:  no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments.  Each Fund must meet the above diversification requirements within 30 days of the end of each calendar quarter.

The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares.  It is possible that when such regulations or rulings are issued, Contracts may need to be modified to comply with them.

The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a contract  being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under the Contact are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that contract owners were not owners of the subaccount assets.  Although we do not believe this to be the case, these differences could result in Contact owners being treated as the owners of the assets of the subaccounts under the Contract.  We, therefore, reserve the right to modify the Contact as necessary to attempt to prevent the owners of the Contact from being considered the owners of a pro rata share of the assets of the subaccounts under the Contact.

Regulated Investment Company Status

Each of the Funds intends to seek to qualify for, and elect to be treated as a Regulated Investment Company (“RIC”) under the Code.  As a RIC, a Fund would not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund distributes to the Fund’s shareholders.

Accordingly, each Fund must, among other requirements, receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s investments in stock, securities, and foreign currencies, and net income derived from an interest

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in a qualified publicly traded partnership (the “90% Test”).  A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership  (the “Asset Test”).  Income and gains from transactions in commodities such as precious metals and minerals will not qualify as gross income from “securities” for purposes of the 90% test.  The Precious Metals Fund, therefore, intends to restrict its investment in precious metals and in precious minerals to avoid a violation of the 90% Test.

In addition, each Fund must distribute at least 90% of its investment company taxable income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without any deduction for dividends paid to shareholders) and at least 90% of its net tax-exempt interest income, if any, for each tax year to its shareholders.  If a Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.  The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

In the event of a failure by a Fund to qualify as a RIC for any taxable year, all of its taxable income will be subject to tax at regular corporate income tax rates without any deductions for distributions to shareholders.  In addition, in such case, the Fund’s distributions, to the extent such distributions are derived from the Fund’s current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders as ordinary income.  In general, subject to certain limitations, such dividends would be eligible for the dividends received deduction for corporate shareholders.

Federal Excise Tax

It is expected that none of the Funds will be subject to the 4% excise tax normally imposed on RICs that do not distribute substantially all of their income and gains each calendar year, because that tax does not apply to a RIC whose only shareholders are segregated assets accounts of life insurance companies held in connection with variable annuity accounts and/or variable life insurance policies, and certain trusts under qualified pension and retirement plans.

Special Considerations Applicable to Certain Domestic Equity Funds, Sector Funds, International Equity Funds, Fixed Income Funds, and Alternative Investment Funds, and in the case of the Alternative Strategies Fund and Essential Portfolio Funds, Certain of the Underlying Funds

As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test.  It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC’s principal business of investing in stock or securities (or options and futures with respect to stock or securities).  No regulations have been issued pursuant to this

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authorization.  It is possible, however, that such regulations may be issued in the future.  If such future regulations were applied to the Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds, it is possible that the amount of their qualifying income would no longer satisfy the 90% Test and the Funds would fail to qualify as RICs.

It is also possible that the International Rotation Fund, Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds’ strategy of investing in foreign currency-related financial instruments might cause the Funds to fail to satisfy the Asset Test, resulting in their failure to qualify as RICs.  Failure of the Asset Test might result from a determination by the Internal Revenue Service that financial instruments in which the Funds invest are not securities.  Moreover, even if the financial instruments are treated as securities, a determination by the Internal Revenue Service regarding the identity of the issuers of the securities or the fair market values of the securities that differs from the determinations made by the Funds could result in the failure by the Funds to diversify their investments in a manner necessary to satisfy the Asset Test.  The tax treatment of a Fund and its shareholders in the event the Fund fails to qualify as a RIC is described above under “Regulated Investment Company Status.”

In general, with respect to the Multi-Cap Core Equity Fund, Sector Rotation Fund, Sector Funds, and International Equity Funds, gains from “foreign currencies” and from foreign currency options, foreign currency futures, and forward foreign exchange contracts (“forward contracts”) relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC.  It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. Dollar).  In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under the Code.  Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment.  In general, any such gains or losses will increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain.  Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

The Sector Funds, International Equity Funds, and Sector Rotation Fund may incur a liability for foreign withholding taxes as a result of investment in stock or securities of foreign corporations.  If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to “pass through” to shareholders the amount of foreign taxes paid by that Fund.  The Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders.  If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

With respect to investments by the S&P 500 Fund, Russell 2000® Fund, Fixed Income Funds, Absolute Return Strategies Fund, and Hedged Equity Fund in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, each Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period.  Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

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Options, Swaps and Other Complex Securities

A Fund may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts.  These investments may be subject to numerous special and complex tax rules.  These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses.  In turn, those rules may affect the amount, timing or character of the income distributed by a Fund.  A Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities, which may reduce the return on such investments.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period.  Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

Special Considerations Applicable to the Commodities Strategy Fund and in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, Certain of the Underlying Funds

One of the requirements for qualification as a regulated investment company (a “RIC”) under Subchapter M of the Code is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”). As described in the Prospectus, the Commodities Strategy Fund currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes.

The status of the swap contracts and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Commodities Strategy Fund invests will not be considered qualifying income after September 30, 2006.  The Fund will therefore restrict its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the RIC qualification tests.  The Advisor, therefore, believes it can continue to successfully operate the Fund in a manner consistent with the Fund’s current investment objective by investing in certain commodities-linked structured notes.

If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders).  When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.  If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund would be subject to diminished investment returns.

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Other Issues

Each Fund may be subject to tax or taxes in certain states where the Fund does business.  Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

Portfolio Holdings

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds’ Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.

Information concerning the Funds’ portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Funds’ administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds’ current registration statement. As of December 31, 2007, the Funds disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

Individual/Entity	Frequency	Time Lag
Morningstar	Monthly	1-5 business days
Lipper	Monthly	1-5 business days
Thompson Financial	Quarterly	1-5 business days
Bloomberg	Quarterly	1-5 business days
Vickers Stock Research	Quarterly	1-5 business days
Standard & Poor’s	Quarterly	1-5 business days
Institutional Shareholder Services (formerly, Investor Responsibility Research Center)	Weekly	1-5 business days

The Funds’ Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect.  The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter.  In no event shall the Funds, the

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Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds’ Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion.  For purposes of the Policies and Procedures, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by the Funds and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Funds.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

Voting Rights

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder.  You receive one vote for every full Fund share owned. Each Fund or class of a Fund, if applicable, will vote separately on matters relating solely to that Fund or class.  All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act.  However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust.  If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting.  Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

Reporting

You will receive the Trust’s unaudited financial information and audited financial statements.  In addition, the Trust will send you proxy statements and other reports.  If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

Shareholder Inquiries

You may visit the Trust’s web site at www.rydexinvestments.com or call 800-820-0888 or 301-296-5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS INFORMATION

Standard & Poor’s

The S&P 500 2x Strategy, Inverse S&P 500 2x Strategy, Inverse S&P 500 Strategy, Mid-Cap 1.5x Strategy, Nova, S&P 500, Large-Cap Growth, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Growth, Small-Cap Value and Commodities Strategy Funds (the “Rydex S&P Funds”) are

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not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”) or Citigroup Global Markets, Inc. (“Citigroup”).  Neither S&P nor Citigroup makes any representation, condition, warranty, express or implied, to the owners of the Rydex S&P Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex S&P Funds particularly or the ability of the S&P 500® Index, S&P MidCap 400® Index, S&P 500/Citigroup Pure Growth Index, S&P 500/Citigroup Pure Value Index, S&P MidCap 400/Citigroup Pure Growth Index, S&P MidCap 400/Citigroup Pure Value Index, S&P SmallCap 600/Citigroup Pure Growth Index, S&P SmallCap 600/Citigroup Pure Value Index and S&P GSCITM Commodity Index (the “S&P Indices”) to track general stock market performance.  S&P’s and Citigroup’s only relationship to Rydex Investments (“Licensee”) is the licensing of certain of their trademarks and of the S&P Indices which are determined, composed and calculated by S&P without regard to Licensee or the Rydex S&P Funds.  S&P and Citigroup have no obligation to take the needs of Licensee or the owners of the Rydex S&P Funds into consideration in determining, composing or calculating the S&P Indices.  Neither S&P nor Citigroup are responsible for and have not participated in the determination of the prices and amount of the Rydex S&P Funds or the timing of the issuance or sale of the Rydex S&P Funds or in the determination or calculation of the equation by which the Rydex S&P Funds are to be converted into cash.  S&P and Citigroup have no obligation or liability in connection with the administration, marketing, or trading of the Rydex S&P Funds.

S&P and Citigroup do not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein and S&P and Citigroup shall have no liability for any errors, omissions, or interruptions therein.  S&P and Citigroup make no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Rydex S&P Funds, or any other person or entity from the use of the S&P Indices or any data included therein.  S&P and Citigroup make no express or implied warranties or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Indices or any data included therein.  Without limiting any of the foregoing, in no event shall S&P or Citigroup have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

“Standard & Poor’s®,” S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500,” “Standard & Poor’s MidCap 400,” “S&P MidCap 400,” Standard & Poor’s SmallCap,” “S&P SmallCap 600,” “S&P 500/Citigroup Pure Value,” “S&P 500/Citigroup Pure Growth,” “S&P MidCap 400/Citigroup Pure Value,” “S&P MidCap 400/Citigroup Pure Growth,” “S&P SmallCap 600/Citigroup Pure Value,” and “S&P SmallCap 600/Citigroup Pure Growth” are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

Dow Jones

STOXX and Dow Jones have no relationship to Rydex Investments, other than the licensing of the Dow Jones Industrial AverageSM (DJIA) and the Dow Jones STOXX Index (the “Rydex Dow Jones Indices”) and the related trademarks for use in connection with the Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund and Europe 1.25x Strategy Fund (the “Rydex Dow Jones Funds”).  “Dow Jones,” “Dow Jones Industrial Average SM,” “DJIA SM,” and “STOXX,” are service marks of Dow Jones & Company, Inc.

STOXX and Dow Jones do not:

•                  Sponsor, endorse, sell or promote the Rydex Dow Jones Funds.

•                  Recommend that any person invest in the Rydex Dow Jones Funds or any other securities.

•                  Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Rydex Dow Jones Funds.

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•                  Have any responsibility or liability for the administration, management or marketing of the Rydex Dow Jones Funds.

•                  Consider the needs of the Dow Jones Funds or the owners of the Rydex Dow Jones Funds in determining, composing or calculating the relevant index or have any obligation to do so.

STOXX and Dow Jones will not have any liability in connection with the Rydex Dow Jones Funds. Specifically:

•                  STOXX and Dow Jones do not make any warranty, expressed or implied, and Dow Jones disclaims and warranty about:

•      The results to be obtained by the Rydex Dow Jones Funds, the owner of the Rydex Dow Jones Funds, or any other person in connection with the use of the Dow Jones Indices and the data included in the Dow Jones Indices;

•      The accuracy or completeness of the Dow Jones Indices and their data;

•      The merchantability and the fitness for a particular purpose or use of the Dow Jones Indices and their data;

•      STOXX and Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Jones Indices or their data;

•      Under no circumstances will STOXX or Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or Dow Jones knows that they might occur.

The licensing agreement between Rydex Investments and STOXX and Dow Jones is solely for their benefit and not for the benefit of the owners of the Rydex Dow Jones Funds or any other third parties.

The NASDAQ OMX Group, Inc.

The NASDAQ-100® 2x Strategy, Inverse NASDAQ-100® 2x Strategy, Inverse NASDAQ-100® Strategy, and NASDAQ-100® Funds (the “Rydex NASDAQ Funds”) are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX Group, Inc., with its affiliates, are referred to as the “Corporations”).  The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Rydex NASDAQ Funds.  The Corporations make no representation or warranty, express or implied to the owners of the Rydex NASDAQ Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex NASDAQ Funds particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance.  The Corporations’ only relationship to Rydex Investments (“Licensee”) is in the licensing of the NASDAQ®, NASDAQ-100®, and NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Rydex NASDAQ Funds.  The Corporations have no obligation to take the needs of the Licensee or the owners of the Rydex NASDAQ Funds into consideration in determining, composing or calculating the NASDAQ-100 Index®.  The Corporations are not responsible for and have not participated in the determiniation of the timing of, prices at, or quantities of the Rydex NASDAQ Funds to be issued or in the determination or calculation of the equation by which the Rydex NASDAQ Funds are to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Rydex NASDAQ Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN.  THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE RYDEX NASDAQ FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDQ-100 INDEX® OR ANY DATA INCLUDED THEREIN.  THE

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CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF SUCH DAMAGES.

Frank Russell Company

The Russell 2000® 2x Strategy, Inverse Russell 2000® 2x Strategy, Inverse Russell 2000® Strategy, Russell 2000® and  Russell 2000® 1.5x Strategy Funds (the “Rydex Russell Funds”) are not sponsored or endorsed by, nor in any way affiliated with Frank Russell Company (“Russell”).  Russell is not responsible for and has not reviewed the Russell Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000® Index (the “Russell Index”) which is a trademark/service mark of  Russell.  Russell has no obligation to take the needs of any of the Rydex Russell Funds or their participants or any other product or person into consideration in determining, composing or calculating the Russell Index.

Russell’s publication of the Russell Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Index is based.

Russell makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell Index or any data included in the Russell Index.  Russell makes no representation, warranty or guarantee regarding the use, or the results of use, of the Russell Index or any data included therein, or any security (or combination thereof) comprising the Russell Index.  Russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell Index or any data or any security (or combination thereof) included therein.

Russell® is a trademark of the Frank Russell Company.

ICE Futures U.S., Inc.

The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds (the “Products”) are not sponsored, endorsed, sold or promoted by ICE Futures U.S., Inc. (“ICE Futures”).  ICE Futures makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the U.S. Dollar Index®, to track market performance of either Product.  ICE Futures’ only relationship to Rydex Investments (“Licensee”) is the licensing of certain names and marks and of the U.S. Dollar Index®, which is determined, composed and calculated without regard to the Licensee or the Products.  ICE Futures has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing or calculating the U.S. Dollar Index®.   ICE Futures is not responsible for and has not participated in any determination or calculation made with respect to the issuance or redemption of interests in the Products. ICE Futures has no obligation or liability in connection with the administration, purchase, sale marketing, promotion or trading of the Products.

Ice Futures does not guarantee the accuracy and/or the completeness of the U.S. Dollar Index® or any data included therein.  Ice Futures makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Products, or any other person or entity from the use of the U.S. Dollar Index® or any data included therein in connection with the rights licensed hereunder, in connection with the

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purchase, sale or trading of any Product, or for any other use.  Ice Futures makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the U.S. Dollar Index® or nay data included therein.  Without limiting any of the foregoing, in no event shall Ice Futures have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 100 East Pratt Street, Suite 1900, Baltimore, Maryland 21202, serves as the independent registered public accounting firm to the Trust and each of the Funds.

CUSTODIAN

U.S. Bank, N.A. (the “Custodian”), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian.  Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust’s financial statements for the fiscal year ended December 31, 2007, including notes thereto and the report of PricewaterhouseCoopers LLP are incorporated by reference into this SAI. A copy of the Trust’s Annual Report to Shareholders must accompany the delivery of this SAI.

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APPENDIX A

Bond Ratings

Below is a description of Standard & Poor’s Ratings Group (“Standard & Poor’s”) and Moody’s Investors Service, Inc. (“Moody’s”) bond rating categories.

Standard & Poor’s Ratings Group

Corporate Bond Ratings

AAA -This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated “AA” also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from “AAA” issues only in small degree.

A - Bonds rated “A” have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated “BBB” are regarded as having an adequate capability to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated “BB” have less near-term vulnerability to default than other speculative issues.  However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated “B” have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated “CCC” have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Moody’s Investors Service, Inc.

Corporate Bond Ratings

Aaa - Bonds rate “Aaa” are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to a “gilt-edged.”   Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate “Aa” are judged to be of high quality by all standards.  Together with the Aaa group, they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds

A-1

because margins of protections may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in “Aaa” securities.

A - Bonds rated “A” possess many favorable investment attributes, and are to be considered as upper medium grade obligations.  Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated “Baa” are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated “Ba” are judged to have speculative elements. Their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B - Bonds rated “B” generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated “Caa” are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

A-2

APPENDIX B

RYDEX INVESTMENTS

PROXY VOTING POLICIES AND PROCEDURES

I.              Introduction

                PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 (“Funds”) and clients that are pension plans (“Plans”) subject to the Employee Retirement Income Security Act of 1974 (“ERISA”).  This document sets forth Rydex Investments’ policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940.  Specifically, Rule 206(4)-6 requires that we:

•                                         Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

•                                         Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

•                                         Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.            Proxy Voting Policies and Procedures

A.           Proxy Voting Policies

Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents.  Clients, however, may change their proxy voting direction at any time.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

B.           Proxy Voting Procedures

Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services (“ISS”), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues.  In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the “Guidelines”) attached as Schedule A hereto, as such Guidelines may be revised from time to time by Rydex Investments’ portfolio management group (the “Committee”). Under its arrangement with ISS, Rydex Investments has agreed to:

•                                          Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

•                                          Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments’ authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

•                                          Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

•                                          Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III.           Resolving Potential Conflicts of Interest

                The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process.  Examples of potential conflicts of interest include:

•                                          Managing a pension plan for a company whose management is soliciting proxies;

•                                          Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

•                                          Rydex Investments, its employees or affiliates having a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

                To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines.  In the absence of established Guidelines (i.e., in instances where the Guidelines provide for a “case-by-case” review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

•                                          Refer Proposal to the Client – Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

•                                          Obtain Client Ratification – If Rydex Investments is in a position to disclose the conflict  to the client (i.e., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client’s consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

•                                          Use an Independent Third Party for All Proposals – Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

•                                          Use an Independent Third Party to Vote the Specific Proposals that Involve a Conflict – Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.           Securities Subject to Lending Arrangements

                For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client’s securities lending arrangement with the client’s custodian.  Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible.  In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client’s custodian for voting purposes.  This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments’ judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding.  There can be no guarantee that any such securities can be retrieved for such purpose.

V.            Special Issues with Voting Foreign Proxies

                Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.           Assistance with Form N-PX and Proxy Voting Record

                Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client’s behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

(i)                                     The name of the issuer of the portfolio security;

(ii)                                 The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

(iii)                              The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);

(iv)                             The shareholder meeting date;

(v)                                A brief identification of the matter voted on;

(vi)                             Whether the matter was proposed by the issuer or by a security holder;

(vii)                          Whether Rydex Investments (or ISS as its agent) cast the client’s vote on the matter;

(viii)                       How Rydex Investments (or ISS as its agent) cast the client’s vote (i.e., for or against proposal, or abstain; for or withhold regarding election of directors); and

(ix)                               Whether Rydex Investments (or ISS as its agent) cast the client’s vote for or against management.

VII.         Disclosure of How to Obtain Voting Information

                Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments.  Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

                Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV.  Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

                If approved by the client, this policy and any requested records may be provided electronically.

VIII.        Recordkeeping

                Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)                                     A copy of this Policy;

(ii)                                  Proxy Statements received regarding client securities;

(iii)                               Records of votes cast on behalf of clients;

(iv)                              Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

(v)                                 Records of client requests for proxy voting information.

                With respect to Rydex Investments’ Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments.  Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments’ records.

                Rydex Investments may rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex investments that are maintained with a third party, such as ISS, provided that Rydex investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

SCHEDULE A

TO

RYDEX INVESTMENTS

PROXY VOTING POLICIES AND PROCEDURES

PROXY VOTING GUIDELINES

                Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders.  Accordingly, Rydex Investments will generally vote with management on “routine items” of a corporate administrative nature.  Rydex Investments will generally review all “non-routine items” (i.e., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

Board of Directors

A. Director Nominees in Uncontested Elections	Vote With Mgt.
B. Chairman and CEO is the Same Person	Vote With Mgt.
C. Majority of Independent Directors	Vote With Mgt.
D. Stock Ownership Requirements	Vote With Mgt.
E. Limit Tenure of Outside Directors	Vote With Mgt.
F. Director and Officer Indemnification and Liability Protection	Vote With Mgt.
G. Eliminate or Restrict Charitable Contributions	Vote With Mgt.

Proxy Contests

A. Voting for Director Nominees in Contested Election	Vote With Mgt.
B. Reimburse Proxy Solicitation	Vote With Mgt.

Auditors

A. Ratifying Auditors	Vote With Mgt.

Proxy Contest Defenses

A. Board Structure – Classified Board	Vote With Mgt.
B. Cumulative Voting	Vote With Mgt.
C. Shareholder Ability to Call Special Meetings	Vote With Mgt.

Tender Offer Defenses

A. Submit Poison Pill for shareholder ratification	Case-by-Case
B. Fair Price Provisions	Vote With Mgt.
C. Supermajority Shareholder Vote Requirement	Vote With Mgt.
To Amend the Charter or Bylaws
D. Supermajority Shareholder Vote Requirement	Vote With Mgt.

Miscellaneous Governance Provisions

A. Confidential Voting	Vote With Mgt.
B. Equal Access	Vote With Mgt.
C. Bundled Proposals	Vote With Mgt.

Capital Structure

A. Common Stock Authorization	Vote With Mgt.
B. Stock Splits	Vote With Mgt.
C. Reverse Stock Splits	Vote With Mgt.
D. Preemptive Rights	Vote With Mgt.
E. Share Repurchase Programs	Vote With Mgt.

Executive and Director Compensation

A. Shareholder Proposals to Limit Executive and	Case-by-Case
Directors Pay
B. Shareholder Ratification of Golden and Tin Parachutes	Vote With Mgt.
C. Employee Stock Ownership Plans	Vote With Mgt.
D. 401(k) Employee Benefit Plans	Vote With Mgt.

State of Incorporation

A. Voting on State Takeover Plans	Vote With Mgt.
B. Voting on Reincorporation Proposals	Vote With Mgt.

Mergers and Corporate Restructurings

A. Mergers and Acquisitions	Case-by-Case
B. Corporate Restructuring	Vote With Mgt.
C. Spin-Offs	Vote With Mgt.
D. Liquidations	Vote With Mgt.

Social and Environmental Issues

A. Issues with Social/Moral Implications	Vote With Mgt.

Statement of Additional Information

RYDEX VARIABLE TRUST

9601 BLACKWELL ROAD, SUITE 500

ROCKVILLE, MARYLAND 20850

800.820.0888    301.296.5100

WWW.RYDEXINVESTMENTS.COM

Rydex Variable Trust (the “Trust”) is a no-load mutual fund complex with a number of separate investment portfolios. This Statement of Additional Information (“SAI”) relates to shares of the following series (each a “Fund” and collectively, the “Funds”):

AMERIGO FUND

CLERMONT FUND

BEROLINA FUND

This SAI is not a prospectus.  It should be read in conjunction with the Funds’ Prospectus dated May 1, 2008.  Capitalized terms not defined herein are defined in the Prospectus.  Copies of the Funds’ Prospectus are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above.  The Funds’ financial statements for the fiscal year ended December 31, 2007 are included in the Funds’ Annual Report to Shareholders, which has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

The date of this SAI is May 1, 2008

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GENERAL INFORMATION ABOUT THE TRUST	1

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS	1

INVESTMENT RESTRICTIONS	23

BROKERAGE ALLOCATION AND OTHER PRACTICES	25

MANAGEMENT OF THE TRUST	28

PRINCIPAL HOLDERS OF SECURITIES	42

DETERMINATION OF NET ASSET VALUE	43

PURCHASE AND REDEMPTION OF SHARES	44

DIVIDENDS, DISTRIBUTIONS, AND TAXES	45

OTHER INFORMATION	47

COUNSEL	49

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	49

CUSTODIAN	49

FINANCIAL STATEMENTS	49

APPENDIX A – DESCRIPTION OF BOND RATINGS	A-1

APPENDIX B – CLS PROXY AND CORPORATE ACTION VOTING POLICIES AND PROCEDURES	B-1

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GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on June 11, 1998.  The Trust is permitted to offer separate series (i.e., funds) and different classes of shares that are available through certain deferred variable annuity and variable insurance contracts (“Contracts”) that are offered by insurance companies, as well as to certain retirement plan investors.  Additional series and/or classes of shares may be created from time to time.

Currently, the Trust consists of sixty-three (63) separate Funds that issue a single class of shares. All payments received by the Trust for shares of any Fund belong to that Fund.  Each Fund has its own assets and liabilities.

The Trust is the successor to the Rydex Advisor Variable Annuity Account (the “Separate Account”), and the subaccounts of the Separate Account (the “Rydex Subaccounts”). To obtain historical financial information about the Rydex Subaccounts, please call 1-800.820.0888.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General

Each Fund’s investment objective and principal investment strategies are described in the Funds’ Prospectus. The investment objective of each Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund’s outstanding shares.

Each Fund is a “fund of funds” and pursues its investment strategy by investing primarily in other investment companies, including exchange-traded funds (“ETFs”), open-end investment companies (commonly referred to as “mutual funds”) and closed-end investment companies (“closed-end funds”) (each an “underlying fund” and together, the “underlying funds”) (as described in the Funds’ Prospectus).  Therefore, unless otherwise stated, the Funds do not directly invest in the portfolio securities or use the investment techniques of the underlying funds.  Nonetheless, the Funds are indirectly subject to the risks associated with the portfolio securities or investment techniques of the underlying funds.  The Funds may, however, borrow money from banks, enter into futures contracts and options thereon, lend their securities to qualified borrowers, and invest in securities as that term is defined under the Investment Company Act of 1940 (the “1940 Act”).

Portfolio management is provided to each Fund by the Trust’s investment adviser, PADCO Advisors II, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors II, Inc. operates under the name Rydex Investments (the “Advisor”).  The investment strategies of the Funds discussed below and in the Prospectus may, consistent with each Fund’s investment objectives and limitations, be used by a Fund if, in the opinion of the Advisor or the Funds’ investment sub-adviser, CLS Investment Firm, LLC (the “Sub-Advisor” or “CLS”), the strategies will be advantageous to that Fund. Each Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund’s fundamental investment policies.  There is no assurance that any of the Funds’ strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund’s objectives.  The following pages contain more detailed information about the types of instruments in which a Fund or an underlying fund may invest, strategies the Sub-Advisor may employ in pursuit of a Fund’s investment objective and a summary of related risks.  A Fund may invest in the following instruments either directly, or through its investments in underlying funds.  The following information supplements, and should be read in conjunction with, the Funds’ Prospectus.

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Borrowing

While the Funds do not anticipate doing so, each Fund may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity.  Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share (“NAV”) of the Funds will increase more when the Funds’ portfolio assets increase in value and decrease more when the Funds’ portfolio assets decrease in value than would otherwise be the case.  Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds.  Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.  The Funds may use leverage during periods when the Sub-Advisor believes that the respective Fund’s investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund’s portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.  Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.  As required by the 1940 Act, the Funds must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed.  If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement.  Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement.  The Funds are authorized to pledge portfolio securities as the Sub-Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

Certificates of Deposit and Bankers’ Acceptances

Each Fund, and certain of the underlying funds, may invest in certificates of deposit and bankers’ acceptances which are considered to be short-term money market instruments. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

Each Fund, and certain of the underlying funds, may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

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Currency Transactions

Foreign Currencies.  Each Fund, and certain of the underlying funds, may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar.  Exchange rates fluctuate for a number of reasons.

•                  Inflation.  Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

•                  Trade Deficits.  Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

•                  Interest Rates.  High interest rates may raise currency values in the short term by making such currencies more attractive to investors.  However, since high interest rates are often the result of high inflation long-term results may be the opposite.

•                  Budget Deficits and Low Savings Rates.  Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits.  Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation.  Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

•                  Political Factors.  Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

•                  Government Control.  Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements.  In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of a Fund’s investments is calculated in U.S. Dollars each day that the New York Stock Exchange (“NYSE”) is open for business.  As a result, to the extent that a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund’s NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase.  If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur.  The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars.  Gains or losses on shares of a Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares.  The amount of appreciation or depreciation in a Fund’s assets also will be affected by the net investment income generated by the money market instruments in which the Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

A Fund may incur currency exchange costs when it sells instruments denominated in one currency and buys instruments denominated in another.

Currency-Related Derivatives and Other Financial Instruments. Each Fund, and certain of the underlying funds, may engage in currency hedging.  Currency transactions may be used in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value.  Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and over-the- counter options (“OTC options”) on currencies, and currency swaps.  A forward currency contract involves a privately negotiated obligation to purchase or sell (with

3

delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers.  A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.  A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below.  Each Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody’s, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Sub-Advisor.

A Fund’s dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions (“Transaction Hedging”) or portfolio positions (“Position Hedging”).  Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom.  Each Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency.  Each Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.  Each Fund may use Position Hedging.  The Funds may engage in Position Hedging when the Sub-Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar.  Each Fund may enter into forward foreign currency contracts to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency.  The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Each Fund will not enter into transactions to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its respective portfolios that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging.  Proxy hedging is often used when the currency to which a Fund’s portfolio is exposed is difficult to hedge or to hedge against the dollar.  Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered

4

to be linked to a currency or currencies in which some or all of the Fund’s portfolio securities are or are expected to be denominated, and to buy U.S. Dollars.  The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies.  For example, if the Sub-Advisor considers that the Swedish krone is linked to the euro, and the Fund holds securities denominated in krone and the Sub-Advisor believes that the value of the krone will decline against the U.S. Dollar, the Sub-Advisor may enter into a contract to sell euros and buy dollars.  Currency hedging involves some of the same risks and considerations as other transactions with similar instruments.  Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated.  Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging.  If a Fund enters into a currency hedging transaction, the Fund will “cover” its position so as not to create a “senior security” as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions.  Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments.  These actions can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.  Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally.  Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation.  Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available.  Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.  Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

The Funds may invest in foreign currency denominated securities and may buy or sell put and call options on foreign currencies.  The Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market.  A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires.  A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.  Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the a Fund to reduce foreign currency risk using such options.  OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Each Fund may also conduct currency exchange transactions on a spot basis.  Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency.

Each Fund may invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument.  This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the manager is trying to duplicate.  For example, the combination of U.S. Dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market

5

instrument denominated in the foreign currency itself.  Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

Each Fund may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging. The Funds may use forward currency contracts for Position Hedging if consistent with their respective policies of trying to expose their net assets to foreign currencies.  The Funds are not required to enter into forward currency contracts for hedging purposes and it is possible that a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, a Fund may have to limit its currency transactions to qualify as a “regulated investment company” under the U.S. Internal Revenue Code of 1986, as amended (the “Code”).

The Funds do not intend to enter into forward currency contracts with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency.

If the Funds engage in an offsetting transaction, they may later enter into a new forward currency contract to sell the currency.  If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices.  If forward prices go down during the period between the date the Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy.  If forward prices go up, the Fund will suffer a loss to the extent the price of the currency each has agreed to buy exceeds the price of the currency it has agreed to sell.

The Funds may convert their holdings of foreign currencies into U.S. Dollars from time to time, but will incur the costs of currency conversion.  Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

Foreign Currency Exchange-Related Securities.  Each Fund, and certain of the underlying funds, may invest in foreign currency warrants.  Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.  Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace.  Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro.  The formula used to determine the amount

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payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (i.e., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).  Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.  Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs.  In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”).  Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.  The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies.  Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Each Fund may also invest in principal exchange rate linked securities (“PERLsSM”).  PERLsSM are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time.  The return on “standard” PERLsSM is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; “reverse” PERLsSM are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency.  Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).  PERLsSM may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Each Fund may invest in performance indexed paper (“PIPsSM”). PIPsSM is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements.  The yield to the investor on PIPsSM is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity).  The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

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Dealer (Over-the-Counter) Options

The Funds may engage in transactions involving dealer options. Certain risks are specific to dealer options. While a Fund would look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. While a Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. A Fund may treat the cover used for written OTC options as liquid if the dealer agrees that the Fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. Accordingly, a Fund will treat dealer options as subject to the Fund’s limitation on unmarketable securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instrument accordingly.

Equity Securities

Each Fund, and certain of the underlying funds, may invest in equity securities.  Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Fund may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below.

•                  Common Stock.  Common stock represents an equity or ownership interest in an issuer.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•                  Preferred Stock.  Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of

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dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•                  Convertible Securities.  Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio.  A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.  If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities.  Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion.  The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities.  However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.  When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase.  At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks.  Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise.  Convertible securities are also subject to credit risk, and are often lower-quality securities.

•                  Small and Medium Capitalization Issuers.  Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies.  This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management.  The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange.  Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

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Fixed Income Securities

Each Fund, and certain of the underlying funds, may invest in fixed income securities.  The market value of the fixed income investments in which the Funds may invest will change in response to interest rate changes and other factors.  During periods of falling interest rates, the values of outstanding fixed income securities generally rise.  Conversely, during periods of rising interest rates, the values of such securities generally decline.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.  Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Funds’ NAVs. Additional information regarding fixed income securities is described below:

Duration.  Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates.  For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent.  Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Variable and Floating Rate Securities.  Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature.  Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.  The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period according to a set formula, and may have a set floor or ceiling on interest rate changes.  There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.  A variable rate instrument whose principal amount is scheduled to be paid in 397 days or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (1) at any time upon notice of usually 397 days or less, or (2) at specified intervals, not exceeding 397 days, and upon 30 days notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, if final maturity exceeds 397 days or the shorter of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand if final maturity is within 397 days. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Floating rate instruments have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The interest rate is adjusted, periodically (i.e., daily, monthly, semi-annually), to the prevailing interest rate in the marketplace. The interest rate on floating rate securities is ordinarily determined by reference to the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit or an index of short-term interest rates. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

Debt Securities.  Each Fund, and certain of the underlying funds, may invest in debt securities.  A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date.

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Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities.  Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities.  Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

Non-Investment-Grade Debt Securities. Each Fund, and certain of the underlying funds, may invest in non-investment-grade securities.  Non-investment-grade securities, also referred to as “high yield securities” or “junk bonds,” are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB— by Standard & Poor’s) or are determined to be of comparable quality by the Sub-Advisor.  These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment-grade debt securities. The success of the Sub-Advisor in managing high yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities.  Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high yield security or the price at which a fund could sell a high yield security, and could adversely affect the daily NAV of fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

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The Funds will not necessarily dispose of a security if a credit-rating agency down grades the rating of the security below its rating at the time of purchase.  However, with respect to the Funds, the Sub-Advisor will monitor the investment to determine whether continued investment in the security is in the best interest of the Funds’ shareholders.

Unrated Debt Securities. Each Fund, and certain of the underlying funds, may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Foreign Issuers

Unless otherwise limited by its specific investment policies, each Fund, and certain of the underlying funds, may invest in issuers located outside the United States through American Depositary Receipts (“ADRs”), “ordinary shares,” or “New York shares” issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges.  ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation.  Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.  Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange.  New York shares are shares that a foreign issuer has allocated for trading in the United States.  ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies.  The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.  Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile.  Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States.  Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars.  There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises.  Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

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Futures and Options Transactions

Futures and Options On Futures.  Certain of the Funds may use futures contracts and related options (i) for bona fide hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). To the extent the Funds use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as commodity pool operators under the CEA.

The Funds may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade.  An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made.  Instead, settlement in cash must occur upon the termination of the contract price, and the actual level of the stock index at the expiration of the contract.  Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit the risks associated with the use of leverage and other related risks.  To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities.  Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may also cover its long positions in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract.  In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long positions in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

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A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option.  In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Options.  The Funds may purchase and write (sell) put and call options on securities and on securities indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing a Fund’s investment objectives.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period.  The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be “covered,” which means that the a Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

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The Funds may trade put and call options on securities, securities indices and currencies, as the Funds’ Sub-Advisor determines is appropriate in seeking the Funds’ respective investment objectives, and except as restricted by the Funds’ investment limitations.

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Funds may purchase put and call options on securities to protect against a decline in the market value of the securities in their respective portfolios or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

Each Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Funds may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Funds will receive a premium when they write covered call options, they may not participate fully in a rise in the market value of the underlying security.

Illiquid Securities

While the Funds do not anticipate doing so, each Fund, and certain of the underlying funds, may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered

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(“restricted securities”) under the Securities Act of 1933 (the “1933 Act”), but which can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act.  A Fund will not invest more than 15% of its net assets in illiquid securities.  If the percentage of a Fund’s net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities.  The Funds will adhere to more restrictive limitations on their investments in illiquid securities as required by the securities laws of those jurisdictions where shares of the Funds are registered for sale.  The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities.  Under the current SEC guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws.  The Funds may not be able to sell illiquid securities when the Sub-Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid.  In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid.  Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors.   When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security.  The Board of Trustees of the Trust (the “Board”) has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that may be invested in by the Funds to the Sub-Advisor.

Investments in Other Investment Companies

Each Fund may invest up to 100% of its total assets in the underlying funds in accordance with the 1940 Act or any interpretation or exemption thereon.  A Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund.  In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company.

If a Fund invests in, and thus, is a shareholder of, another investment company, as a shareholder of the Fund, the Fund will indirectly bear the underlying funds’ proportionate share of the fees and expenses paid by such other investment company, respectively, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

The Funds may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

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Investment companies may include index-based investments, such as exchange-traded funds (“ETFs”), that hold substantially all of their assets in securities representing a specific index. Accordingly, the main risk of investing in ETFs is the same as investing in a portfolio of equity securities comprising the index.  The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.  The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Sub-Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

Lending of Portfolio Securities

The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds’ Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to the Sub-Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Funds may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Portfolio Turnover

As discussed in the Funds’ Prospectus, the Trust anticipates that investors in the Funds will frequently purchase and/or redeem shares of the Funds as part of an asset allocation investment strategy.  The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover.  See “Purchasing and Redeeming Shares” and “Financial Highlights” in the Funds’ Prospectus.  Because each Fund’s portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund’s investors, it is very difficult to estimate what the Fund’s actual turnover

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rate will be in the future.  However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year.  Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate.  Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest because such contracts generally have a remaining maturity of less than one-year.

Real Estate Investment Trusts (“REITs”)

Each Fund, and certain of the underlying funds, may invest in REITs.  A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code.  The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes.  To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs.  An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types.  Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs.  Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline.  During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs.  In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs.  Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects.  By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended.  Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation.  In addition, Equity and Mortgage REITs could possibly fail to

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qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.  The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT.  In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Repurchase Agreements

Each Fund, and certain of the underlying funds, may enter into repurchase agreements with financial institutions.  The Funds follow certain procedures designed to minimize the risks inherent in such agreements.  These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Sub-Advisor.  In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of a Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of a Fund’s net assets.  The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Sub-Advisor, liquidity or other considerations so warrant.

Reverse Repurchase Agreements

The Funds may enter into reverse repurchase agreements as part of a Fund’s investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and a Fund intends to use the reverse repurchase technique only when this will be advantageous to a Fund.  The Funds will establish a segregated account with the Trust’s custodian bank in which the Funds will maintain cash or cash equivalents or other portfolio securities equal in value to the Funds’ obligations in respect of reverse repurchase agreements.

Short Sales

Each Fund, and certain of the underlying funds, may engage in short sales transactions under which a Fund or an underlying fund sells a security it does not own.  To complete such a transaction, a Fund must borrow or otherwise obtain the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.  The Funds may also use repurchase agreements to satisfy delivery obligations in short sales transactions.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the

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account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position.  Each Fund may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

A Fund may also engage in short sales, if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost.  While none currently expect to do so, a Fund may make a short sale when the Fund wants to sell the security it owns at a current attractive price, in order to hedge or limit the exposure of the Fund’s position.

Swap Agreements

Each Fund, and certain of the underlying funds, may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps.  The Funds may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap.  A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events.  If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation.  If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection.

The Funds may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection.   Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Most swap agreements (but generally not credit default swaps) entered into by the Funds calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, the Funds’ current obligations

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(or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.  Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations.  The Funds will not enter into any swap agreement unless the Sub-Advisor believes that the other party to the transaction is creditworthy.  The Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a Fund is selling credit protection, the default of a third party issuer.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable.  The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer.  The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.  A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments.  Payments may be made at the conclusion of a swap agreement or periodically during its term.  Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.  A Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap.  In cases where a Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund will be required to earmark and reserve the full notional amount of the credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets.  Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make.  If a swap counterparty defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.  The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian.  Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and the Sub-Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Funds’ borrowing restrictions.

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The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market.  The Sub-Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Funds could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

U.S. Government Securities

Each Fund, and certain of the underlying funds, may invest in U.S. Government securities.  In addition, the Funds, and certain of the underlying funds, may enter into short transactions in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

When-Issued and Delayed-Delivery Securities

Each Fund, and certain of the underlying funds, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction).  These securities are subject to market fluctuation and no interest accrues to the purchaser during this period.  At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV.  The Funds will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of a Fund’s net assets would be so invested.  At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Funds will also establish a segregated

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account with the Funds’ custodian bank in which the Funds will maintain cash or liquid securities equal to or greater in value than the Funds’ purchase commitments for such when-issued or delayed-delivery securities.  The Trust does not believe that the Funds’ NAV or income will be adversely affected by the Funds’ purchase of securities on a when-issued or delayed-delivery basis.

Zero Coupon Bonds

Each Fund, and certain of the underlying funds, may invest in U.S. Treasury zero-coupon bonds.  These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons.  Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity.  Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds.  Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation.  Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments.  Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity.  Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds.  Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of “Separate Trading of Registered Interest and Principal of Securities” (or “STRIPS”).  While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds.  Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

INVESTMENT RESTRICTIONS

Fundamental Policies

The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund’s outstanding shares, whichever is less.

Each Fund shall not:

1.               Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing.  Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.  The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

2.               Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

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3.               Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4.               Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5.               Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6.               Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

7.               Invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

Each Fund may not:

1.               Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

2.               Invest in companies for the purpose of exercising control.

3.               Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4.               Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

5.               Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above under

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the heading “Fundamental Policies.”  With respect to borrowings in accordance with the limitations set forth in paragraph 1, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to the general supervision by the Advisor and the Board, the Sub-Advisor is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any.  The Sub-Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the rules and regulations thereunder.

Brokerage Transactions.  Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Sub-Advisor may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Sub-Advisor and the Trust’s Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order.  Nonetheless, the Sub-Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended December 31, 2005, 2006 and 2007, the Funds paid the following brokerage commissions:

		Aggregate Brokerage Commissions Paid to Brokers
Fund Name	Fund Inception Date	Fiscal Year Ended 2005		Fiscal Year Ended 2006		Fiscal Year Ended 2007
Amerigo Fund	07/01/03	$48,897		$218,984		$70,826
Clermont Fund	07/01/03	$21,100		$39,585		$22,238
Berolina Fund	11/10/06		*	$4,551	**	$45,207

*	Not in operation for the period indicated.
**	From commencement of operations on November 10, 2006.

Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the

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table above) were primarily the result of shareholder purchase and redemption activity, as well as each Fund’s overall volatility.  Changes in the amount of commissions paid by a Fund do not reflect material changes in that Fund’s investment objective or strategies over these periods.

Brokerage Selection.  The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds’ Sub-Advisor may select a broker based upon brokerage or research services provided to the Sub-Advisor.  The Sub-Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), permits the Sub-Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Sub-Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).  In the case of research services, the Sub-Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments.  Examples of research-oriented services for which the Sub-Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.  The Sub-Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services.  Information so received by the Sub-Advisor will be in addition to and not in lieu of the services required to be performed by the Funds’ Sub-Advisor under the Sub-Advisory Agreement.  Any advisory or other fees paid to the Sub-Advisor are not reduced as a result of the receipt of research services.

In some cases the Sub-Advisor may receive a service from a broker that has both a “research” and a “non-research” use.  When this occurs, the Sub-Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service.  The percentage of the service that is used for research purposes may be paid for with client commissions, while the Sub-Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes.  In making this good faith allocation, the Sub-Advisor faces a potential conflict of interest, but the Sub-Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering.  In these situations, the seller may be a member of the selling group that will, in addition to selling securities,

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provide the Sub-Advisor with research services.  The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances.  Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions.  These arrangements may not fall within the safe harbor of Section 28(e).

For the fiscal year ended December 31, 2007, the Funds did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor.

Brokerage with Fund Affiliates.  A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor, the Sub-Advisor or Rydex Distributors, Inc. (the “Distributor”), for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC.  In such instances, the placement of orders with such brokers would be consistent with the Funds’ objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Fund, the Advisor, the Sub-Advisor or the Distributor.  With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.  The members of the Board, including those who are not “interested persons” of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended December 31, 2005, 2006 and 2007, the Funds paid the following brokerage commissions to the Distributor:

		Aggregate Brokerage Commissions Paid to Affiliated Broker					Percentage of Total Brokerage	Percentage of Total Brokerage Transactions, Involving Payment of Commissions,
Fund Name	Fund Inception Date	Fiscal Year Ended 2005		Fiscal Year Ended 2006		Fiscal Year Ended 2007	Commissions Paid to Affiliated Broker in 2007	Effected Through Affiliated Brokers in 2007
Amerigo Fund	07/01/03	$48,282		$218,984		$70,826	100%	100%
Clermont Fund	07/01/03	$20,460		$39,585		$22,238	100%	100%
Berolina Fund	11/10/06		*	$4,551	**	$45,207	100%	100%

*	Not in operation for the period indicated.
**	From commencement of operations on November 10, 2006.

Securities of “Regular Broker-Dealers.”  The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust’s shares.  As of December 31, 2007, the Funds did not hold any securities of the Trust’s “regular brokers or dealers.”

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MANAGEMENT OF THE TRUST

Board Responsibilities. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

Members of the Board and Officers of the Trust.  Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust.  Also included below is the term of office for each of the Executive Officers of the Trust.  The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.  Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
Interested Trustees*

Michael P. Byrum (37)	Trustee from 2005 to present.

PADCO Advisors, Inc.:
Chief Investment Officer from August 2006 to present; Chief Operating Officer of PADCO Advisors, Inc. from October 2003 to May 2004; Executive Vice President from December 2002 to May 2004; President from May 2004 to present; and Secretary from December 2002 to present

PADCO Advisors II, Inc.:
Chief Investment Officer from August 2006 to present; Chief Operating Officer of PADCO Advisors II, Inc. from December 2003 to May 2004; Executive Vice President from December 2002 to May 2004; President from May 2004 to present; and Secretary from December 2002 to present

Rydex Advisory Services:
President from August 2004 to present

Rydex Capital Partners I, LLC:
President and Secretary from October

			149	None

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee

2003 to April 2007

Rydex Capital Partners II, LLC:
President and Secretary from October 2003 to April 2007

Rydex Distributors, Inc.:
Secretary from December 2001 to May 2004; Executive Vice President from December 2002 to May 2004; and Chief Operating Officer from December 2003 to May 2004

Rydex Fund Services, Inc.:

Secretary from December 2002 to present; Executive Vice President from December 2002 to August 2006; and Chief Operating Officer from December 2003 to May 2004

Rydex Holdings, Inc.:

Secretary from December 2005 to present and Executive Vice President from December 2005 to August 2006

Advisor Research Center, Inc.:
Secretary from May 2006 to present and Executive Vice President from May 2006 to August 2006

Rydex Specialized Products, LLC:
Director and Secretary from September 2005 to present

Carl G. Verboncoeur (55)	Trustee from 2004 to present; President from 2003 to present; Vice President from 1997 to present; and Treasurer from 1997 to 2003.	PADCO Advisors, Inc.: Chief Executive Officer from October 2003 to present; Executive Vice President of PADCO Advisors, Inc. from December 2002 to October 2003; President of PADCO Advisors, Inc. from October 2003 to May 2004; and Treasurer from December 2002 to present PADCO Advisors II, Inc.:	149	None

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee

Chief Executive Officer from December 2003 to present; Executive Vice President of PADCO Advisors II, Inc. from December 2002 to December 2003; President of PADCO Advisors II, Inc. from December 2002 to May 2004 and Treasurer from December 2003 to present

Rydex Capital Partners I, LLC:
Treasurer from October 2003 to April 2007, and Executive Vice President from October 2003 to August 2006

Rydex Capital Partners II, LLC:
Treasurer from October 2003 to April 2007, and Executive Vice President from October 2003 to August 2006

Rydex Advisory Services:
Chief Executive Officer from August 2004 to present

Rydex Distributors, Inc.:
President and Chief Executive Officer from December 2003 to present; Treasurer from December 2002 to present; Executive Vice President from December 2002 to December 2003; and Vice President from December 2001 to December 2002

Rydex Fund Services, Inc.:
Chief Executive Officer from December 2003 to present; President and Treasurer from December 2002 to present; and Executive Vice President from December 2001 to December 2002

Rydex Holdings, Inc.:
Chief Executive Officer, President and Treasurer from December 2005 to present

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee

Advisor Research Center, Inc.:
Chief Executive Officer, President and Treasurer from May 2006 to present

Rydex Specialized Products, LLC:
Chief Executive Officer, Director and Treasurer from September 2005 to present

Independent Trustees

Corey A. Colehour (62)	Trustee from 1993 to present; and Member of the Audit and Governance and Nominating Committees from 1995 to present.	Retired from August 2006 to present. President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006	149	None

J. Kenneth Dalton (67)	Trustee from 1995 to present; Member of the Governance and Nominating Committee from 1995 to present; and Chairman of the Audit Committee from 1997 to present.	Retired	149	None

John O. Demaret (68)	Trustee from 1997 to present; Chairman of the Board from 2006 to present; and	Retired	149	None

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
	Member of the Audit and Governance and Nominating Committees from 1997 to present.

Werner E. Keller (67)	Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present.	Founder and President of Keller Partners, LLC (registered investment adviser) from 2005 to present; and Retired from 2001 to 2005	149	None

Thomas F. Lydon (48)	Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present.	President of Global Trends Investments (registered investment adviser) from 1996 to present	149	None

Patrick T. McCarville (65)	Trustee from 1997 to present; Chairman of the Governance and Nominating Committee from 1997 to present; and Member of the Audit Committee from 1997 to present.	Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to present	149	None

Roger Somers (63)	Trustee from	Founder and Chief Executive Officer	149	None

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
	1993 to present; and Member of the Audit and Governance and Nominating Committees from 1995 to present.	of Arrow Limousine from 1965 to present

Officers

Nick Bonos (44)	Vice President and Treasurer from 2003 to present.	Senior Vice President of Fund Services of PADCO Advisors, Inc. from August 2006 to present; Senior Vice President of Rydex Fund Services, Inc. from December 2003 to August 2006; Vice President of Accounting, Rydex Fund Services, Inc. from 2001 to 2003; and Chief Financial Officer and Manager of Rydex Specialized Products, LLC from September 2005 to present	149	Not Applicable

Joanna M. Haigney (41)	Chief Compliance Officer from 2004 to present; and Secretary from 2000 to present.	Chief Compliance Officer of PADCO Advisors, Inc. and PADCO Advisors II, Inc. from May 2005 to present and Rydex Capital Partners I, LLC and Rydex Capital Partners II, LLC from August 2006 to April 2007; Vice President of Compliance of PADCO Advisors, Inc. from August 2006 to present; Assistant Secretary of Rydex Distributors, Inc. from December 2001 to December 2003; and Vice President of Rydex Distributors, Inc. from December 2003 to May 2004 and Rydex Fund Services, Inc. from December 2001 to August 2006	149	Not Applicable

Joseph Arruda (41)	Assistant Treasurer from 2006 to present.	Vice President of PADCO Advisors, Inc. and PADCO Advisors II, Inc. from 2004 to present; Director of Accounting of PADCO Advisors, Inc. and PADCO Advisors II, Inc. from 2003 to 2004; Vice President of	149	Not Applicable

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
		Mutual Funds, State Street Bank & Trust from 2000 to 2003

Paula Billos (33)	Controller from 2006 to present.	Director of Fund Administration of PADCO Advisors, Inc. and PADCO Advisors II, Inc. from 2001 to present	149	Not Applicable

*                                         Messrs. Verboncoeur and Byrum are “interested” persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds’ Advisor.

Board Standing Committees.  The Board has established the following standing committees:

Audit Committee.  The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust.  The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and other audit related matters.  Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four (4) times in the most recently completed fiscal year.

Governance and Nominating Committee.  The Board has a standing Governance and Nominating Committee that is composed of each of the independent trustees of the Trust.  The Governance and Nominating Committee operates under a written charter approved by the Board.  The principal responsibility of the Governance and Nominating Committee is to identify, recommend and nominate candidates to fill vacancies, if any, on the Trust’s Board.  The Governance and Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Exchange Act in conjunction with a shareholder meeting to consider the election of Board members.  The Governance and Nominating Committee also reviews the compensation for the Board members.  Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Governance and Nominating Committee. The Governance and Nominating Committee met twice during the most recently completed fiscal year.

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Fund Shares Owned by Board Members.  The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year.  As of December 31, 2007, none of the Trustees beneficially owned shares of the Funds.  Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.  The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Fund Name	Dollar Range of Fund Shares (1)	Aggregate Dollar Range of Shares in All Rydex Funds Overseen by Trustee (1),(2)
Interested Trustees
Michael P. Byrum	None	None	Over $100,000
Carl G. Verboncoeur	None	None	Over $100,000
Independent Trustees
Corey A. Colehour	None	None	$50,001-$100,000
J. Kenneth Dalton	None	None	$10,001-$50,000
John O. Demaret	None	None	Over $100,000
Thomas F. Lydon	None	None	None
Werner E. Keller	None	None	Over $100,000
Patrick T. McCarville	None	None	$50,001-$100,000
Roger J. Somers	None	None	Over $100,000

(1)                            Information provided is as of December 31, 2007.  As of the date of this SAI, none of the Trustees beneficially owned  shares of the Funds.

(2)                            Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

Board Compensation. – The following table sets forth compensation paid by the Trust for the fiscal year ended December 31, 2007:

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex *
Interested Trustees**
Michael P. Byrum	$0	$0	$0	$0
Carl G. Verboncoeur	$0	$0	$0	$0
Independent Trustees
Corey A. Colehour	$18,900	$0	$0	$142,500
J. Kenneth Dalton	$20,200	$0	$0	$150,000
John O. Demaret	$23,100	$0	$0	$167,500

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Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex *
Werner E. Keller	$18,900	$0	$0	$142,500
Thomas F. Lydon	$18,900	$0	$0	$142,500
Patrick T. McCarville	$19,500	$0	$0	$146,250
Roger J. Somers	$18,900	$0	$0	$142,500

*                             Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Series Funds.

**                      Messrs. Verboncoeur and Byrum are Interested Trustees, as defined above.  As officers of the Advisor, they do not receive compensation from the Trust.

Code of Ethics

The Board has adopted a Combined Code of Ethics (the “Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act.  The Advisor, Servicer and Distributor are also covered by the Code of Ethics.  The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees (“access persons”).  The Sub-Advisor has adopted its own Code of Ethics (the “Sub-Advisor’s Code of Ethics”) pursuant to Rule 17j-1, and the Sub-Advisor’s Code of Ethics applies to the personal investing activities of the Sub-Advisor’s access persons.  Rule 17j-1, the Code of Ethics, and the Sub-Advisor’s Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons.  Under the Code of Ethics and the Sub-Advisor’s Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings.  The Code of Ethics is on file with the SEC, and is available to the public.

Proxy Voting

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor, in turn, has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Sub-Advisor subject to the Advisor’s oversight. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI.  The Board will periodically review each Fund’s proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX.  The Trust’s most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Variable Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.  The Trust’s Form N-PX is also available on the SEC’s web site at www.sec.gov.

The Advisor and the Advisory Agreement

PADCO Advisors II, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to each Fund pursuant to an advisory contract with the Trust.  PADCO Advisors II, Inc. was incorporated in the State of Maryland on July 5, 1994 and, together with PADCO Advisors, Inc., a registered investment adviser under common control, does business under the name Rydex Investments.

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On January 18, 2008, Security Benefit Corporation and Security Benefit Life Insurance Company (together, “Security Benefit”) acquired Rydex Holdings, Inc., the Advisor’s parent company, together with several other Rydex entities.  As a result, the Advisor has undergone a change of control and is now a subsidiary of Security Benefit.  Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

The Advisor monitors the performance, security holdings and investment management strategies of the Sub-Advisor and, when appropriate, evaluates any potential new asset managers for the Trust.  The Advisor also ensures compliance with each Fund’s investment policies and guidelines.  The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor.  The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions, including the Sub-Advisor and its affiliates, for their expenses in connection with the distribution of Fund shares or for providing shareholder and sales support services on behalf of the Funds, and otherwise currently pay all distribution costs for Fund shares.

Pursuant to an investment advisory agreement with the Advisor, dated January 18, 2008 (the “Advisory Agreement”), the Advisor serves as the investment adviser for each series of the Trust, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Board and the officers of the Trust. As of April 1, 2008, net assets under management of the Advisor and its affiliates were approximately $15.5 billion.  Pursuant to the Advisory Agreement, the Trust pays the Advisor a fee of 0.90% at an annual rate based on the average daily net assets for each respective Fund.

For the fiscal years ended December 31, 2005, 2006 and 2007, the Funds paid the Advisor the following investment advisory fees:

Fund Name	Fund Inception Date	Advisory Fee	Advisory Fees Paid for Fiscal Year Ended 2005		Advisory Fees Paid for Fiscal Year Ended 2006	Advisory Fees Paid for Fiscal Year Ended 2007
Amerigo Fund	07/01/03	0.90%	$1,467,043		$2,106,722		$2,836,796
Clermont Fund	07/01/03	0.90%	$880,504		$1,032,384		$594,407
Berolina Fund	11/10/06	0.90%		*	$12,234	**	$620,680

*	Not in operation for the period indicated.
**	From commencement of operations on November 10, 2006.

The Sub-Advisor and the Sub-Advisory Agreement

Pursuant to an investment sub-advisory agreement dated January 18, 2008 (the “Sub-Advisory Agreement”), the Sub-Advisor, located at 4020 South 147th Street, Omaha, Nebraska, 68137, serves as investment sub-advisor to the Funds and is responsible for the day-to-day management of each Fund’s portfolio. CLS has been an investment adviser to individuals, employee benefit plans, trusts, and corporations since 1989, and, as of April 1, 2008, manages approximately $3.7 billion in assets.  The Sub-Advisor manages the day-to-day investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general

37

supervision and control of the Advisor and the Board and the officers of the Trust. CLS is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC (“NorthStar”), a Nevada limited liability company.  NorthStar is owned 50% by W. Patrick Clarke, who serves on the investment committee and as a manager of CLS, and 50% by Michael Miola, who serves as a manager of CLS.

For its services as investment sub-adviser, CLS is entitled to receive a fee from the Advisor, which is calculated daily and paid monthly, at an annual rate of 0.40% of each Fund’s average daily net assets.  In addition to providing sub-advisory services, the Sub-Advisor and its affiliates may provide shareholder and sales support services on behalf of the Funds.

For the fiscal years ended December 31, 2005, 2006 and 2007, the Advisor paid the Sub-Advisor the following investment sub-advisory fees:

Fund Name	Fund Inception Date	Annual Sub- Advisory Fee Contractual Rate	Sub-Advisory Fees Paid for Fiscal Year Ended 2005		Sub-Advisory Fees Paid for Fiscal Year Ended 2006		Sub-Advisory Fees Paid for Fiscal Year Ended 2007
Amerigo Fund	07/01/03	0.40%	$894,438		$937,554		$1,154,069.27
Clermont Fund	07/01/03	0.40%	$537,561		$460,120		$246,385.66
Berolina Fund	11/10/06	0.40%		*	$5,296	**	$248,516.65

*                                         Not in operation for the period indicated.

**                                  From commencement of operations on November 10, 2006.

The continuance of the Advisory Agreement and the Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement, Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement and the Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days’ written notice to the Advisor, or by the Advisor on 60 days’ written notice to the Trust. The Advisory Agreement and the Sub-Advisory Agreement provide that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Portfolio Managers

This section includes information about each Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Other Accounts Managed by Portfolio Managers. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

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	Registered Investment Companies(1)		Other Pooled Investment Vehicles(1)		Other Accounts(1)
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Robert Jergovic	8	$1,644 M	0	$0	51,107	$3,479 M
Dennis Guenther	6	$1,595 M	0	$0	51,107	$3,479 M

(1) Information provided is as of December 31, 2007.

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment objective as one of the Funds.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Portfolio Manager Compensation. The Sub-Advisor compensates each portfolio manager for his management of the Funds.   The portfolio managers receive an annual salary for their management of the Funds, which is based on market factors and the skill and experience of the individual.  The portfolio managers are also eligible to receive a discretionary bonus.  The discretionary bonus takes into account several factors including the Sub-Advisor’s profitability (net income and ability to pay a bonus), the general performance of client accounts relative to market conditions and the performance of the Funds based on percent return, adjusted for dividends and capital gains, calculated on a pre-tax basis relative to the performance of the S&P 500 Index for the preceding one and three-year periods.

Fund Shares Owned by Portfolio Managers.  As of December 31, 2007, none of the portfolio managers “beneficially owned” shares of the Funds.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

The Administrative Service Agreement and Accounting Service Agreement

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, Inc. (the “Servicer”), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws.  The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund’s shareholders.  The Servicer pays all fees and expenses that are

39

directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.  In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund.

For the fiscal years ended December 31, 2005, 2006 and 2007, the Funds paid the following service fees to the Servicer:

Fund Name	Fund Inception Date	Service Fees Paid for Fiscal Year Ended 2005		Service Fees Paid for Fiscal Year Ended 2006		Service Fees Paid for Fiscal Year Ended 2007
Amerigo Fund	07/01/03	$407,512		$585,201		$787,999
Clermont Fund	07/01/03	$244,584		$286,773		$165,113
Berolina Fund	11/10/06		*	$3,398	**	$172,411

*	Not in operation for the period indicated.
**	From commencement of operations on November 10, 2006.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Funds.  Certain officers and trustees of the Trust are also officers and directors of the Servicer.

For the fiscal years ended December 31, 2005, 2006 and 2007, the Funds paid the following accounting services fees to the Servicer:

Fund Name	Fund Inception Date	Accounting Service Fees Paid for Fiscal Year Ended 2005		Accounting Service Fees Paid for Fiscal Year Ended 2006		Accounting Service Fees Paid for Fiscal Year Ended 2007
Amerigo Fund	07/01/03	$163,005		$232,834		$298,899
Clermont Fund	07/01/03	$97,834		$114,709		$66,045
Berolina Fund	11/10/06		*	$1,360	**	$68,964

*	Not in operation for the period indicated.
**	From commencement of operations on November 10, 2006.

Distribution

Pursuant to a distribution agreement adopted by the Trust (the “Distribution Agreement”), Rydex Distributors, Inc., the Funds’ distributor (the “Distributor”), located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust.  The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds.  The Distributor is a subsidiary of Security Benefit and an affiliate of the Advisor.

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Distribution Plan and Investor Services Plan

Each Fund has adopted a Distribution Plan and an Investor Services Plan. Pursuant to the Distribution Plan, the Distributor, or designated service providers determined by the Distributor (“Service Providers”), may receive up to 0.25% of each Fund’s assets as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act.  The Investor Services Plan permits the payment of up to 0.25% of each Fund’s assets attributable to the Distributor, or designated Service Providers, as compensation for providing investor services to owners of Contracts who, indirectly through insurance company separate accounts, invest in shares of the Funds (“Investors”).  These fees will be paid from the assets of the Funds and will be calculated and accrued daily and paid within fifteen (15) days of the end of each month.

For the fiscal year ended December 31, 2007, the Funds paid the following fees under the Distribution Plan and Investor Services Plan, respectively:

Fund	Inception Date	Distribution Plan Fees Paid	Distribution Plan Fees Paid
Amerigo Fund	07/01/03	0.25%	$0
Clermont Fund	07/01/03	0.25%	$0
Berolina Fund	11/10/06	0.25%	$0

Fund	Inception Date	Investor Service Plan Fees Paid	Investor Service Plan Fees Paid
Amerigo Fund	07/01/03	0.25%	$787,999
Clermont Fund	07/01/03	0.25%	$165,113
Berolina Fund	11/10/06	0.25%	$172,411

Description of Distribution and Investor Services – Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Investor services include some or all of the following: printing Fund prospectuses and statements of additional information and mailing them to Investors or to financial advisers who allocate funds for investments in shares of the Funds on behalf of Investors (“Financial Advisors”); forwarding communications from the Funds to Investors or Financial Advisors, including proxy solicitation material and annual and semiannual reports; assistance in facilitating and processing transactions in shares of the Funds in connection with strategic or tactical asset allocation investing; assistance in providing the Funds with advance information on strategic and tactical asset allocation trends and anticipated investment activity in and among the Funds; assisting Investors who wish or need to change Financial Advisors; and providing support services to Financial Advisors, including, but not limited to: (a) providing Financial Advisors with updates on policies and procedures; (b) answering questions of Financial Advisors regarding the Funds’ portfolio investments; (c) providing performance information to Financial Advisors regarding the Funds; (d) providing information to Financial Advisors regarding the Funds’ investment

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objectives; (e) providing investor account information to Financial Advisors; and (f) redeeming Fund shares, if necessary, for the payment of Financial Advisor fees.

Costs and Expenses

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines.  In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

Business Continuity and Disaster Recovery

The Advisor, the Distributor and the Servicer (collectively, the “Service Providers”) have developed a joint Business Continuity and Disaster Recovery Program (the “Program”) that is designed to minimize the disruption of normal business operations in the event of a disaster.  While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time.  These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions.  Under each Service Provider’s agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds’ shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES

As of April 1, 2008, the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.

Fund Name	Percentage of Fund Shares	Name and Address of Beneficial Owner
Amerigo Fund	65.21%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001
	27.85%	SECURITY BENEFIT LIFE INSURANCE CO FBO UNBUNDLED ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

Clermont Fund	7.53%	NATIONWIDE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029

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Fund Name	Percentage of Fund Shares	Name and Address of Beneficial Owner
	60.59%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001
	2.40%	SECURITY BENEFIT LIFE INSURANCE CO FBO UNBUNDLED ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

Berolina Fund	90.39%	SECURITY BENEFIT LIFE INSURANCE CO SBL VARIABLE ANNUITY ACCOUNT XIV ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636-0001

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Calculating NAV.”  The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund’s shares.  As stated in the Funds’ Prospectus, the Funds’ assets consist primarily of the underlying funds, which are valued at their respective NAVs.  The NAV of each underlying fund is calculated by dividing the market value of the underlying fund’s securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the underlying fund.  If market quotations are not readily available for any security in the underlying fund’s portfolio, the security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter (“OTC”) market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used.  Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by the Fund. Options on futures contracts generally are valued with reference to the underlying futures contract.  If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.

On days when shares of a Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Fund, which are traded on the Chicago Board of Trade (the “CBOT”) are valued at the earlier of:  (i) the time of the execution of the last trade of the day for the Fund in those CBOT-traded portfolio securities; or (ii) the last price reported by an independent pricing service before the calculation of the Fund’s NAV.  On days when the CBOT is closed during its usual business hours and there is no need for a Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Fund will be the last price reported by an independent pricing service before the calculation of the Fund’s NAV.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used.  The portfolio securities of an underlying fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used.  For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the

43

mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer.  If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board.  Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by the Board, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust.  The officers of the Trust report, as necessary, to the Board regarding portfolio valuation determination.  The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES

Suspension of the Right of Redemption

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors.  In cases where Nasdaq, the CME, Chicago Board Options Exchange (“CBOE”), CBOT, or any foreign market where the Funds’ securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended.  On any day that any of the securities exchanges on which the Funds’ securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.  Any order received after that time will receive the next business day’s NAV.

Holidays

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays: (i) New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday.  Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.  In addition, the U.S. Government bond market is closed on Columbus Day, and as of December 6, 2004, the U.S. Government bond market will likely close early the day before Columbus Day and Veterans’ Day, as recommended by the Bond Market Association.

Redemptions In-Kind

The Trust intends to pay your redemption proceeds in cash.  However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund), the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund’s NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

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DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Funds’ Prospectus under “Dividends and Distributions.”  Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

Federal Tax Treatment of Dividends and Distributions

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI.  New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shares of the Funds will be purchased by life insurance companies for their separate accounts under variable annuity contracts and variable life insurance policies and by other entities under qualified pension and retirement plans.  Under the provisions of the Code currently in effect, net income and net realized capital gains of the Funds are not currently taxable when left to accumulate within a variable annuity contract or variable life insurance policy or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners of the company’s variable annuity contracts or variable life insurance policies, refer to the life insurance company’s variable annuity contract or variable life insurance prospectus.  You should consult with your tax adviser regarding the federal, state and local tax treatment of withdrawals or distributions from your qualified pension or retirement plan.

Section 817(h) Diversification

Section 817(h) of the Code requires that the assets of each Fund be adequately diversified so that insurance companies that invest in their shares, and not variable annuity contract owners, are considered the owners of the shares for federal income tax purposes.  Each Fund ordinarily must satisfy the diversification requirements within one year after contract owner funds are first allocated to the particular Fund.  In order to meet the diversification requirements of regulations issued under Section 817(h), each Fund will meet the following test:  no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments.  Each Fund must meet the above diversification requirements within 30 days of the end of each calendar quarter.

The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares.  It is possible that when such regulations or rulings are issued, Contracts may need to be modified to comply with them.

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Regulated Investment Company Status

Each of the Funds intends to seek to qualify for, and elect to be treated as, a Regulated Investment Company (“RIC”) under the Code.  As a RIC, a Fund would not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund distributes to the Fund’s shareholders.

Accordingly, each Fund must, among other requirements, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership; and (b) diversify its holding so that, at the end of each fiscal quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers that the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified, publicly traded partnerships.

In addition, each Fund must distribute at least 90% of its investment company taxable income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without any deduction for dividends paid to shareholders) and at least 90% of its net tax-exempt interest income, if any, for each tax year to its shareholders.  If a Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.  The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

In the event of a failure by a Fund to qualify as a RIC for any taxable year, all of its taxable income will be subject to tax at regular corporate income tax rates without any deductions for distributions to shareholders.  In addition, in such case, the Fund’s distributions, to the extent such distributions are derived from the Fund’s current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders as ordinary income.  In general, subject to certain limitations, such dividends would be eligible for the dividends received deduction for corporate shareholders.

Federal Excise Tax

It is expected that none of the Funds will be subject to the 4% excise tax normally imposed on RICs that do not distribute substantially all of their income and gains each calendar year because that tax does not apply to a RIC whose only shareholders are segregated assets accounts of life insurance companies held in connection with variable annuity accounts and/or variable life insurance policies, and certain trusts under qualified pension and retirement plans.

Special Considerations Applicable to the Foreign Currency Investments

In general, gains from “foreign currencies” and from foreign currency options, foreign currency futures, and forward foreign exchange contracts (“forward contracts”) relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether a Fund qualifies as a

46

RIC.  It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. Dollar).  In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under the Code.  Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment.  In general, any such gains or losses will increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain.  Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

Options and Other Complex Securities

The Funds may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts.  These investments may be subject to numerous special and complex tax rules.  These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses.  In turn, those rules may affect the amount, timing or character of the income distributed by a Fund.  A Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities, which may reduce the return on such investments.

A Fund’s transactions in options, under some circumstances, could preclude the Funds from qualifying for the special tax treatment available to investment companies meeting the requirements to be treated as a RIC under Subchapter M of the Code.  However, it is the intention of each Fund’s portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

Other Issues

Each Fund may be subject to tax or taxes in certain states where the Fund does business.  Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

Portfolio Holdings

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds’ Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.

Information concerning the Funds’ portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing

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administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Funds’ administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds’ current registration statement. As of December 31, 2007, the Funds disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

Individual/Entity	Frequency	Time Lag
Morningstar	Monthly	1-5 business days
Lipper	Monthly	1-5 business days
Thompson Financial	Quarterly	1-5 business days
Bloomberg	Quarterly	1-5 business days
Vickers Stock Research	Quarterly	1-5 business days
Standard & Poor’s	Quarterly	1-5 business days
Institutional Shareholder Services (formerly, Investor Responsibility Research Center)	Weekly	1-5 business days

The Funds’ Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect.  The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter.  In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds’ Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion.  For purposes of the Policies and Procedures, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by the Funds and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Funds.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

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Voting Rights

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder.  You receive one vote for every full Fund share owned. Each Fund or class of a Fund, if applicable, will vote separately on matters relating solely to that Fund or class.  All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act.  However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust.  If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting.  Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

Reporting

You will receive the Trust’s unaudited financial information and audited financial statements.  In addition, the Trust will send you proxy statements and other reports.  If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

Shareholder Inquiries

You may visit the Trust’s web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC  20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 100 East Pratt Street, Suite 1900, Baltimore, Maryland 21202, is the independent registered public accounting firm to the Trust and each of the Funds.

CUSTODIAN

U.S. Bank, N.A. (the “Custodian”), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian.  Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust’s financial statements for the fiscal year ended December 31, 2007, including notes thereto and the report of PricewaterhouseCoopers LLP are incorporated by reference into this SAI. A copy of the Trust’s Annual Report to Shareholders must accompany the delivery of this SAI.

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APPENDIX A

Bond Ratings

Below is a description of Standard & Poor’s Ratings Group (“Standard & Poor’s”) and Moody’s Investors Service, Inc. (“Moody’s”) bond rating categories.

Standard & Poor’s Ratings

Group Corporate Bond Ratings

AAA -This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated “AA” also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from “AAA” issues only in small degree.

A - Bonds rated “A” have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated “BBB” are regarded as having an adequate capability to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated “BB” have less near-term vulnerability to default than other speculative issues.  However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated “B” have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated “CCC” have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Moody’s Investors Service, Inc.

Corporate Bond Ratings

Aaa - Bonds rate “Aaa” are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to a “gilt-edged.”   Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate “Aa” are judged to be of high quality by all standards.  Together with the Aaa group, they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protections may not be as large as in “Aaa” securities or fluctuation of protective

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elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in “Aaa” securities.

A - Bonds rated “A” possess many favorable investment attributes, and are to be considered as upper medium grade obligations.  Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated “Baa” are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated “Ba” are judged to have speculative elements. Their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B - Bonds rated “B” generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated “Caa” are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

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APPENDIX B

CLS INVESTMENT FIRM, LLC

Policies and Procedures
Proxy Voting and Corporate Actions

Policy

CLS Investment Firm, LLC (“CLS”), as a matter of policy and practice, has no authority to vote proxies on behalf of advisory clients unless otherwise agreed to in writing. The firm may offer assistance as to proxy matters upon a client’s request, but the client always retains the proxy voting responsibility. CLS’ policy of having no proxy voting responsibility is disclosed to its advisory clients. CLS also serves as an investment adviser or sub-adviser to several open-end investment companies.  CLS’ general policy with respect to its proxy and corporate action obligations are set forth below.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Responsibility

The Chief Compliance Officer has the responsibility for the implementation and monitoring of our proxy policy and to ensure that the firm does not accept or exercise any proxy voting authority on behalf of clients without an appropriate review and change of the firm’s policy with appropriate regulatory requirements being met and records maintained.

Procedure

CLS has adopted various procedures to implement the firm’s policy and reviews to monitor and ensure the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

•                  CLS discloses its proxy voting policy of not having proxy voting authority in the firm’s Disclosure Document or other client information.

•                  CLS’ advisory agreements provide that the firm has no proxy voting responsibilities and that the advisory clients expressly retain such voting authority.

•                  CLS’ new client information materials may also indicate that advisory clients retain proxy voting authority.

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•                  Proxies for securities held in client accounts will generally be received by the client directly from the custodian of the client’s assets, or will be handled as otherwise agreed between the client and the custodian.

•                  The Chief Compliance Officer reviews the nature and extent of advisory services provided by the firm and monitors such services to periodically determine and confirm that client proxies are not being voted by the firm or anyone within the firm.

Proxies for AdvisorOne Funds and Rydex Variable Trust

CLS serves as investment adviser to certain investment companies under the AdvisorOne Funds trust and sub-adviser to certain investment companies under the Rydex Variable Trust (each a “Fund”).  Each Fund is a fund of funds, meaning these Funds pursue their investment goals by investing primarily in other investment companies that are not affiliated (“Underlying Funds”).  As a fund of funds, the Funds are required by the Investment Company Act to handle proxies received from Underlying Funds in a certain manner.  In particular it is the policy of CLS to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from Fund shareholders, pursuant to Section 12(d)(1)(F) of the Investment Company Act.  All proxies received from Underlying Funds will be reviewed with the Chief Compliance Officer or appropriate legal counsel to ensure proper voting.  After properly voted, the proxy materials are placed in a file maintained by the Chief Compliance Officer for future reference.

The Chief Compliance Officer is ultimately responsible for ensuring that all proxies received by CLS are voted in a timely manner and in a manner consistent with the established CLS’ policies.  Although the majority of proxy proposals can be handled in accordance with CLS’ established proxy policies, CLS recognizes that some proposals require special consideration that may dictate that exceptions are made to its general procedures.

Additional Procedures

The Chief Compliance Officer is also responsible for reviewing the proxy proposal for conflicts of interest as part of the overall vote review process and ensuring that all corporate action notices or requests which require shareholder action received by CLS are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.  All material conflicts of interest so identified by CLS will be addressed according the procedures set forth below:

1.               Vote in Accordance with the Established Policy.  In most instances, CLS has little or no discretion to deviate from its general proxy voting policy and shall vote in accordance with such pre-determined voting policy.

2.               Client Direction.  Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, CLS will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client.  If any proxy material is received by CLS, it will promptly be forwarded to the client or specified third party.

3.               Obtain Consent of Clients.  To the extent that CLS has discretion to deviate with respect to the proposal in question, CLS will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities.  The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of CLS’ conflict that the client would be able to make an informed decision regarding the vote.  If a client does not respond to

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such a conflict disclosure request or denies the request, CLS will abstain from voting the securities held by that client’s account.

4.               Client Directive to Use an Independent Third Party.  Alternatively, a client may, in writing, specifically direct CLS to forward all proxy matters in which CLS has a conflict of interest regarding the client’s securities to an identified independent third party for review and recommendation.  Where such independent third party’s recommendations are received on a timely basis, CLS will vote all such proxies in accordance with such third party’s recommendation.  If the third party’s recommendations are not timely received, CLS will abstain from voting the securities held by that client’s account.

RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, CLS will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that CLS may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by CLS that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

CLS will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how CLS voted proxies with respect to the clients’ portfolio securities.  Clients may obtain information on how their securities were voted or a copy of CLS’ Policies and Procedures by written request addressed to CLS.  CLS will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

GUIDELINES FOR EXCEPTIONS TO GENERAL POLICY

Under circumstances where CLS’ general voting policies do not apply the following guidelines are to be used in voting proposals, but will not be used as rigid rules.  Each proxy issue will be considered individually.

A.            Oppose

CLS will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment.  Proposals in this category would include:

1.	Issues regarding the issuer’s Board entrenchment and anti-takeover measures such as the following:

	a.	Proposals to stagger board members’ terms;

	b.	Proposals to limit the ability of shareholders to call special meetings;

	c.	Proposals to require super majority votes;

	d.	Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

	e.	Proposals regarding “fair price” provisions;

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	f.	Proposals regarding “poison pill” provisions; and

	g.	Permitting “green mail”.

2.	Providing cumulative voting rights.

3.	“Social issues,” unless specific client guidelines supersede, e.g., restrictions regarding South Africa.

4.	Election of directors recommended by management and not recommended by the issuers board.

B.            Approve

CLS will generally vote in favor of routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders.  Given the routine nature of these proposals, proxies will nearly always be voted with management.  Traditionally, these issues include:

1.                                       Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

2.                                       Date and place of annual meeting.

3.                                       Limitation on charitable contributions or fees paid to lawyers.

4.                                       Ratification of directors’ actions on routine matters since previous annual meeting.

5.                                       Confidential voting

Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure in shareholders regarding their vote on proxy issues. CLS will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

6.                                       Limiting directors’ liability

7.                                       Eliminate preemptive right

Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management’s ability to raise new capital.

8.                                       CLS generally approves the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.                                       Employee Stock Purchase Plan

10.                                 Establish 401(k) Plan

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C.            Case-By-Case

CLS will review each issue in this category on a case-by-case basis.  Voting decisions will be made based on the financial interest of the fund.  These matters include:

1.                                       Pay directors solely in stocks

2.                                       Eliminate director mandatory retirement policy

3.                                       Rotate annual meeting location/date

4.                                       Option and stock grants to management and directors

5.                                       Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

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